UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO Variable Insurance Trust All Asset Portfolio Administrative Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Institutional Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Advisor Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Class M

•	PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio Administrative Class

•	PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Institutional Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust Global Multi-Asset Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Global Multi-Asset Portfolio Advisor Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Administrative Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Institutional Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Advisor Class

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk and arbitrage risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	15.8%
PIMCO Real Return Asset Fund	12.8%
PIMCO Unconstrained Bond Fund	8.3%
PIMCO Long-Term Credit Fund	6.4%
PIMCO Income Fund	5.7%
PIMCO Investment Grade Corporate Bond Fund	5.7%
PIMCO Developing Local Markets Fund	5.2%
Other	40.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (04/30/03)
PIMCO All Asset Portfolio Administrative Class	4.95%	16.80%	4.54%	6.75%
Barclays Capital U.S. TIPS: 1-10 Year Index±	3.17%	8.52%	5.07%	5.30%
Consumer Price Index + 500 Basis Points±±	3.48%	6.22%	7.53%	7.64%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.265% for Administrative Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,049.55	$1,021.87
Expenses Paid During Period†	$3.00	$2.96

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.585%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.585% for the Administrative Class reflects net annualized expenses after application of an expense recoupment of 0.01%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and the PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Significant allocations to long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to the U.S. Government sector, primarily through the PIMCO Long-Term U.S. Government Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to locally-denominated emerging market bonds and dollar-denominated emerging market debt, through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the reporting period.

»	Modest commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

»

Modest exposure to equities, primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006		12/31/2005

Administrative Class
Net asset value beginning of year or period	$10.45	$9.20	$11.72	$11.67	$11.81		$11.62
Net investment income (a)	0.24	0.86	0.54	0.86	0.63		0.83
Net realized/unrealized gain (loss) on investments	0.27	1.10	(2.36)	0.09	(0.10)		(0.11)
Total income (loss) from investment operations	0.51	1.96	(1.82)	0.95	0.53		0.72
Dividends from net investment income	(0.36)	(0.71)	(0.60)	(0.90)	(0.64)		(0.49)
Distributions from net realized capital gains	0.00	0.00	(0.03)	0.00	(0.03)		(0.04)
Tax basis return of capital	0.00	0.00	(0.07)	0.00	0.00		0.00
Total distributions	(0.36)	(0.71)	(0.70)	(0.90)	(0.67)		(0.53)
Net asset value end of year or period	$10.60	$10.45	$9.20	$11.72	$11.67		$11.81
Total return	4.95%	21.57%	(15.84)%	8.33%	4.66%		6.23%
Net assets end of year or period (000s)	$298,860	$246,585	$168,540	$255,691	$251,076		$251,482
Ratio of expenses to average net assets	0.585%*	0.585%	0.555%	0.555%	0.585	%(b)	0.59%
Ratio of expenses to average net assets excluding waivers	0.585%*	0.585%	0.575%	0.575%	0.585	%(b)	0.60%
Ratio of net investment income to average net assets	4.53%*	8.63%	4.92%	7.06%	5.39%		6.98%
Portfolio turnover rate	50%	126%	91%	101%	66%		75%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities  All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments in Affiliates, at value	$643,301
Repurchase agreements, at value	231
Receivable for investments in Affiliates sold	7,301
Receivable for Portfolio shares sold	599
Dividends receivable from Affiliates	1,464
652,896

Liabilities:
Payable for investments in Affiliates purchased	$8,996
Payable for Portfolio shares redeemed	2,226
Accrued related party fees	348
11,570

Net Assets	$641,326

Net Assets Consist of:
Paid in capital	$782,994
Undistributed net investment income	6,036
Accumulated undistributed net realized (loss)	(210,143)
Net unrealized appreciation	62,439
$641,326

Net Assets:
Institutional Class	$2,476
Administrative Class	298,860
Advisor Class	279,174
Class M	60,816

Shares Issued and Outstanding:
Institutional Class	232
Administrative Class	28,201
Advisor Class	26,072
Class M	5,704

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.66
Administrative Class	10.60
Advisor Class	10.71
Class M	10.66

Cost of Investments in Affiliates Owned	$580,862
Cost of Repurchase Agreements Owned	$231

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Dividends from Affiliate investments	$36,231
Total Income	36,231

Expenses:
Investment advisory fees	1,427
Supervisory and administrative fees	2,038
Servicing fees – Administrative Class	198
Distribution and/or servicing fees – Advisor Class	1,634
Distribution and/or servicing fees – Class M	129
Reimbursement to Manager	107
Total Expenses	5,533

Net Investment Income	30,698

Net Realized and Unrealized Gain (Loss):
Net realized gain on Affiliate investments	78,212
Net change in unrealized (depreciation) on Affiliate investments	(26,227)
Net Gain	51,985

Net Increase in Net Assets Resulting from Operations	$82,683

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,698	$130,543
Net realized gain (loss) on Affiliate investments	78,212	(177,764)
Net capital gain distributions received from Underlying Funds	0	9,415
Net change in unrealized appreciation (depreciation) on Affiliate investments	(26,227)	361,937
Net increase resulting from operations	82,683	324,131

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(108)
Administrative Class	(9,564)	(15,219)
Advisor Class	(28,481)	(96,716)
Class M	(1,875)	(3,162)

Total Distributions	(40,001)	(115,205)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,026	1,793
Administrative Class	57,020	86,251
Advisor Class	91,012	365,953
Class M	10,188	23,125
Issued as reinvestment of distributions
Institutional Class	81	108
Administrative Class	9,564	15,219
Advisor Class	28,481	96,716
Class M	1,875	3,162
Cost of shares redeemed
Institutional Class	(750)	(558)
Administrative Class	(17,527)	(48,004)
Advisor Class	(1,420,716)	(461,910)
Class M	(7,695)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(1,247,441)	65,210

Total Increase (Decrease) in Net Assets	(1,204,759)	274,136

Net Assets:
Beginning of period	1,846,085	1,571,949
End of period*	$641,326	$1,846,085

*Including undistributed net investment income of:	$6,036	$15,339

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  All Asset Portfolio

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.3%

PIMCO CommoditiesPLUS Strategy Fund	1,860,912	$18,684

PIMCO CommodityRealReturn Strategy Fund®	3,470,915	25,615

PIMCO Convertible Fund	1,888,151	23,489

PIMCO Developing Local Markets Fund	3,437,597	33,551

PIMCO Diversified Income Fund	2,301,282	25,245

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	2,749,157	28,454

PIMCO Emerging Local Bond Fund	2,218,866	22,322

PIMCO Emerging Markets Bond Fund	535,609	5,736

PIMCO EqS Pathfinder Fund	2,105,952	19,438

PIMCO Floating Income Fund	1,359,827	11,912

PIMCO Foreign Bond Fund (Unhedged)	3,841	39

PIMCO Fundamental Advantage Total Return Strategy Fund	21,599,530	101,734

PIMCO Fundamental IndexPLUSTM Fund	350,752	2,105

	SHARES	MARKET VALUE (000S)

PIMCO Fundamental IndexPLUSTM TR Fund	1,610,385	$8,374

PIMCO Global Advantage Strategy Bond Fund	1,020,030	11,159

PIMCO High Yield Fund	1,582,519	14,005

PIMCO Income Fund	3,468,732	36,560

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	698,450	3,807

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	82,827	676

PIMCO Investment Grade Corporate Bond Fund	3,235,018	36,394

PIMCO Long Duration Total Return Fund	189,463	2,154

PIMCO Long-Term Credit Fund	3,448,665	41,487

PIMCO Long-Term U.S. Government Fund	91,056	1,090

PIMCO Low Duration Fund	743,295	7,790

PIMCO Real Return Asset Fund	7,025,612	82,059

PIMCO Real Return Fund	1,003,483	11,239

PIMCO RealEstateRealReturn Strategy Fund	1,682,888	7,034

PIMCO Short-Term Fund	495,318	4,884

	SHARES	MARKET VALUE (000S)

PIMCO Small Cap StocksPLUS® TR Fund	86,550	$562

PIMCO StocksPLUS® Total Return Fund	10,587	68

PIMCO Total Return Fund	180,380	2,031

PIMCO Unconstrained Bond Fund	4,837,927	53,604

Total Mutual Funds (Cost $580,862)		643,301

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$231	231

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $236. Repurchase proceeds are $231.)

Total Short-Term Instruments (Cost $231)		231

Total Investments 100.3% (Cost $581,093)		$643,532

Other Assets and Liabilities (Net) (0.3%)		(2,206)

Net Assets 100.0%		$641,326

Notes to Schedule of Investments (amounts in thousands*):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$643,301	$0	$0	$643,301
Short-Term Instruments	0	231	0	231

Investments, at value	$643,301	$231	$0	$643,532

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration and PIMCO StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange

(“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have

10	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

4.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of

Semiannual Report	June 30, 2010	11

Notes to Financial Statements  (Cont.)

time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently falls, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Underlying PIMCO Funds to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and

12	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2011, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. For the period ended June 30, 2010, PIMCO recouped $106,574.

6. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2010 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$18,888	$0	$(204)	$18,684	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	85,135	2,119	56,184	5,040	25,615	2,119	8,142
PIMCO Convertible Fund	32,494	1,273	10,000	7,364	23,489	1,027	3,021
PIMCO Developing Local Markets Fund	55,688	4,296	24,908	1,017	33,551	503	(750)
PIMCO Diversified Income Fund	41,802	1,134	18,835	2,618	25,245	1,159	(432)
PIMCO Emerging Local Bond Fund	40,165	4,865	23,014	4,782	22,322	1,014	559
PIMCO Emerging Markets Bond Fund	27,638	2,014	24,550	1,128	5,736	599	2,956
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	43,246	12,071	25,000	1,020	28,454	71	(1,746)
PIMCO EqS Pathfinder FundTM	0	20,000	0	(562)	19,438	0	0
PIMCO Floating Income Fund	17,480	2,088	7,524	2,391	11,912	307	1,222
PIMCO Foreign Bond Fund (Unhedged)	55	1	17	2	39	1	0
PIMCO Fundamental Advantage Total Return Strategy Fund	171,938	137,802	219,566	3,770	101,734	5,741	(17,232)
PIMCO Fundamental IndexPLUSTM Fund	3,508	208	1,407	(801)	2,105	208	(415)
PIMCO Fundamental IndexPLUSTM TR Fund	13,287	1,259	5,469	1,067	8,374	1,259	(75)
PIMCO Global Advantage Strategy Bond Fund	41,660	6,315	35,924	316	11,159	436	(897)
PIMCO High Yield Fund	12,815	1,132	0	3,503	14,005	560	0
PIMCO Income Fund	33,129	1,048	0	3,270	36,560	1,068	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	3,799	465	0	(1,117)	3,807	88	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,251	460	15,354	(100)	676	460	(4,468)

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO Investment Grade Corporate Bond Fund	$220,470	$5,739	$194,965	$5,835	$36,394	$4,384	$25,228
PIMCO Long Duration Total Return Fund	61,561	24,182	86,611	154	2,154	1,468	5,515
PIMCO Long-Term Credit Fund	112,500	32,012	107,359	5,340	41,487	3,310	3,805
PIMCO Long-Term U.S. Government Fund	65,600	35,108	105,514	123	1,090	1,214	2,607
PIMCO Low Duration Fund	49,283	49,767	92,205	141	7,790	376	2,187
PIMCO Real Return Asset Fund	449,485	46,005	436,339	12,576	82,059	4,327	35,644
PIMCO Real Return Fund	109,126	5,017	106,533	1,058	11,239	1,051	6,835
PIMCO RealEstateRealReturn Strategy Fund	6,062	1,606	0	2,382	7,034	1,415	0
PIMCO Short-Term Fund	71,994	202,850	270,117	105	4,884	240	1,057
PIMCO Small Cap StocksPLUS® TR Fund	11,901	199	12,186	110	562	199	1,696
PIMCO StocksPLUS® Total Return Fund	4,896	25	4,957	12	68	25	(1,427)
PIMCO Total Return Fund	45,293	102,082	148,263	129	2,031	1,332	5,374
PIMCO Unconstrained Bond Fund	0	86,026	32,199	(30)	53,604	270	(194)
Totals	$1,848,261	$808,056	$2,065,000	$62,439	$643,301	$36,231	$78,212

7. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$808,056	$2,065,000

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	95	$1,026	175	$1,793
Administrative Class	5,352	57,020	8,861	86,251
Advisor Class	8,521	91,012	37,013	365,953
Class M	953	10,188	2,324	23,125
Issued as reinvestment of distributions
Institutional Class	7	81	10	108
Administrative Class	902	9,564	1,481	15,219
Advisor Class	2,674	28,481	9,407	96,716
Class M	176	1,875	305	3,162
Cost of shares redeemed
Institutional Class	(70)	(750)	(56)	(558)
Administrative Class	(1,648)	(17,527)	(5,068)	(48,004)
Advisor Class	(131,960)	(1,420,716)	(47,132)	(461,910)
Class M	(716)	(7,695)	(1,774)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(115,714)	$(1,247,441)	5,546	$65,210

14	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	2	90
Class M	3	92

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

10.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+ group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO. The Plaintiff have approximately ninety (90) days to petition the United States Supreme Court for certiorari.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$65,252	$(2,813)	$62,439

12.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

16	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	17

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS01 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk and arbitrage risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	15.8%
PIMCO Real Return Asset Fund	12.8%
PIMCO Unconstrained Bond Fund	8.3%
PIMCO Long-Term Credit Fund	6.4%
PIMCO Income Fund	5.7%
PIMCO Investment Grade Corporate Bond Fund	5.7%
PIMCO Developing Local Markets Fund	5.2%
Other	40.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (01/31/06)
PIMCO All Asset Portfolio Institutional Class	5.03%	16.96%	4.46%
Barclays Capital U.S. TIPS: 1-10 Year Index±	3.17%	8.52%	5.67%
Consumer Price Index + 500 Basis Points±±	3.48%	6.22%	7.39%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.115% for Institutional Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,050.32	$1,022.61
Expenses Paid During Period†	$2.24	$2.21

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.435%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory, supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.435% for the Institutional Class reflects net annualized expenses after application of an expense recoupment of 0.01%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and the PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

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Significant allocations to long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

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Exposure to the U.S. Government sector, primarily through the PIMCO Long-Term U.S. Government Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

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Exposure to locally-denominated emerging market bonds and dollar-denominated emerging market debt, through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

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Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the reporting period.

»	Modest commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

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Modest exposure to equities, primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$10.50	$9.23	$11.74	$11.68	$11.93
Net investment income (a)	0.25	1.15	0.76	0.98	1.17
Net realized/unrealized gain (loss) on investments	0.28	0.83	(2.56)	(0.02)	(0.74)
Total income (loss) from investment operations	0.53	1.98	(1.80)	0.96	0.43
Dividends from net investment income	(0.37)	(0.71)	(0.61)	(0.90)	(0.65)
Distributions from net realized capital gains	0.00	0.00	(0.03)	0.00	(0.03)
Tax basis return of capital	0.00	0.00	(0.07)	0.00	0.00
Total distributions	(0.37)	(0.71)	(0.71)	(0.90)	(0.68)
Net asset value end of year or period	$10.66	$10.50	$9.23	$11.74	$11.68
Total return	5.03%	21.73%	(15.70)%	8.43%	3.73%
Net assets end of year or period (000s)	$2,476	$2,097	$653	$373	$74
Ratio of expenses to average net assets	0.435%*	0.435%	0.405%	0.405%	0.425	%*(b)
Ratio of expenses to average net assets excluding waivers	0.435%*	0.435%	0.425%	0.425%	0.425	%*(b)
Ratio of net investment income to average net assets	4.78%*	11.31%	7.08%	8.05%	10.65	%*
Portfolio turnover rate	50%	126%	91%	101%	66%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities  All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments in Affiliates, at value	$643,301
Repurchase agreements, at value	231
Receivable for investments in Affiliates sold	7,301
Receivable for Portfolio shares sold	599
Dividends receivable from Affiliates	1,464
652,896

Liabilities:
Payable for investments in Affiliates purchased	$8,996
Payable for Portfolio shares redeemed	2,226
Accrued related party fees	348
11,570

Net Assets	$641,326

Net Assets Consist of:
Paid in capital	$782,994
Undistributed net investment income	6,036
Accumulated undistributed net realized (loss)	(210,143)
Net unrealized appreciation	62,439
$641,326

Net Assets:
Institutional Class	$2,476
Administrative Class	298,860
Advisor Class	279,174
Class M	60,816

Shares Issued and Outstanding:
Institutional Class	232
Administrative Class	28,201
Advisor Class	26,072
Class M	5,704

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.66
Administrative Class	10.60
Advisor Class	10.71
Class M	10.66

Cost of Investments in Affiliates Owned	$580,862
Cost of Repurchase Agreements Owned	$231

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Dividends from Affiliate investments	$36,231
Total Income	36,231

Expenses:
Investment advisory fees	1,427
Supervisory and administrative fees	2,038
Servicing fees – Administrative Class	198
Distribution and/or servicing fees – Advisor Class	1,634
Distribution and/or servicing fees – Class M	129
Reimbursement to Manager	107
Total Expenses	5,533

Net Investment Income	30,698

Net Realized and Unrealized Gain (Loss):
Net realized gain on Affiliate investments	78,212
Net change in unrealized (depreciation) on Affiliate investments	(26,227)
Net Gain	51,985

Net Increase in Net Assets Resulting from Operations	$82,683

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,698	$130,543
Net realized gain (loss) on Affiliate investments	78,212	(177,764)
Net capital gain distributions received from Underlying Funds	0	9,415
Net change in unrealized appreciation (depreciation) on Affiliate investments	(26,227)	361,937
Net increase resulting from operations	82,683	324,131

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(108)
Administrative Class	(9,564)	(15,219)
Advisor Class	(28,481)	(96,716)
Class M	(1,875)	(3,162)

Total Distributions	(40,001)	(115,205)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,026	1,793
Administrative Class	57,020	86,251
Advisor Class	91,012	365,953
Class M	10,188	23,125
Issued as reinvestment of distributions
Institutional Class	81	108
Administrative Class	9,564	15,219
Advisor Class	28,481	96,716
Class M	1,875	3,162
Cost of shares redeemed
Institutional Class	(750)	(558)
Administrative Class	(17,527)	(48,004)
Advisor Class	(1,420,716)	(461,910)
Class M	(7,695)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(1,247,441)	65,210

Total Increase (Decrease) in Net Assets	(1,204,759)	274,136

Net Assets:
Beginning of period	1,846,085	1,571,949
End of period*	$641,326	$1,846,085

*Including undistributed net investment income of:	$6,036	$15,339

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  All Asset Portfolio

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.3%

PIMCO CommoditiesPLUS Strategy Fund	1,860,912	$18,684

PIMCO CommodityRealReturn Strategy Fund®	3,470,915	25,615

PIMCO Convertible Fund	1,888,151	23,489

PIMCO Developing Local Markets Fund	3,437,597	33,551

PIMCO Diversified Income Fund	2,301,282	25,245

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	2,749,157	28,454

PIMCO Emerging Local Bond Fund	2,218,866	22,322

PIMCO Emerging Markets Bond Fund	535,609	5,736

PIMCO EqS Pathfinder Fund	2,105,952	19,438

PIMCO Floating Income Fund	1,359,827	11,912

PIMCO Foreign Bond Fund (Unhedged)	3,841	39

PIMCO Fundamental Advantage Total Return Strategy Fund	21,599,530	101,734

PIMCO Fundamental IndexPLUSTM Fund	350,752	2,105

	SHARES	MARKET VALUE (000S)

PIMCO Fundamental IndexPLUSTM TR Fund	1,610,385	$8,374

PIMCO Global Advantage Strategy Bond Fund	1,020,030	11,159

PIMCO High Yield Fund	1,582,519	14,005

PIMCO Income Fund	3,468,732	36,560

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	698,450	3,807

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	82,827	676

PIMCO Investment Grade Corporate Bond Fund	3,235,018	36,394

PIMCO Long Duration Total Return Fund	189,463	2,154

PIMCO Long-Term Credit Fund	3,448,665	41,487

PIMCO Long-Term U.S. Government Fund	91,056	1,090

PIMCO Low Duration Fund	743,295	7,790

PIMCO Real Return Asset Fund	7,025,612	82,059

PIMCO Real Return Fund	1,003,483	11,239

PIMCO RealEstateRealReturn Strategy Fund	1,682,888	7,034

PIMCO Short-Term Fund	495,318	4,884

	SHARES	MARKET VALUE (000S)

PIMCO Small Cap StocksPLUS® TR Fund	86,550	$562

PIMCO StocksPLUS® Total Return Fund	10,587	68

PIMCO Total Return Fund	180,380	2,031

PIMCO Unconstrained Bond Fund	4,837,927	53,604

Total Mutual Funds (Cost $580,862)		643,301

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$231	231

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $236. Repurchase proceeds are $231.)

Total Short-Term Instruments (Cost $231)		231

Total Investments 100.3% (Cost $581,093)		$643,532

Other Assets and Liabilities (Net) (0.3%)		(2,206)

Net Assets 100.0%		$641,326

Notes to Schedule of Investments (amounts in thousands*):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$643,301	$0	$0	$643,301
Short-Term Instruments	0	231	0	231

Investments, at value	$643,301	$231	$0	$643,532

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration and PIMCO StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange

(“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have

10	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the

Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

4.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of

Semiannual Report	June 30, 2010	11

Notes to Financial Statements  (Cont.)

time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently falls, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Underlying PIMCO Funds to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and

12	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2011, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. For the period ended June 30, 2010, PIMCO recouped $106,574.

6. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2010 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$18,888	$0	$(204)	$18,684	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	85,135	2,119	56,184	5,040	25,615	2,119	8,142
PIMCO Convertible Fund	32,494	1,273	10,000	7,364	23,489	1,027	3,021
PIMCO Developing Local Markets Fund	55,688	4,296	24,908	1,017	33,551	503	(750)
PIMCO Diversified Income Fund	41,802	1,134	18,835	2,618	25,245	1,159	(432)
PIMCO Emerging Local Bond Fund	40,165	4,865	23,014	4,782	22,322	1,014	559
PIMCO Emerging Markets Bond Fund	27,638	2,014	24,550	1,128	5,736	599	2,956
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	43,246	12,071	25,000	1,020	28,454	71	(1,746)
PIMCO EqS Pathfinder FundTM	0	20,000	0	(562)	19,438	0	0
PIMCO Floating Income Fund	17,480	2,088	7,524	2,391	11,912	307	1,222
PIMCO Foreign Bond Fund (Unhedged)	55	1	17	2	39	1	0
PIMCO Fundamental Advantage Total Return Strategy Fund	171,938	137,802	219,566	3,770	101,734	5,741	(17,232)
PIMCO Fundamental IndexPLUSTM Fund	3,508	208	1,407	(801)	2,105	208	(415)
PIMCO Fundamental IndexPLUSTM TR Fund	13,287	1,259	5,469	1,067	8,374	1,259	(75)
PIMCO Global Advantage Strategy Bond Fund	41,660	6,315	35,924	316	11,159	436	(897)
PIMCO High Yield Fund	12,815	1,132	0	3,503	14,005	560	0
PIMCO Income Fund	33,129	1,048	0	3,270	36,560	1,068	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	3,799	465	0	(1,117)	3,807	88	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,251	460	15,354	(100)	676	460	(4,468)
PIMCO Investment Grade Corporate Bond Fund	220,470	5,739	194,965	5,835	36,394	4,384	25,228

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO Long Duration Total Return Fund	$61,561	$24,182	$86,611	$154	$2,154	$1,468	$5,515
PIMCO Long-Term Credit Fund	112,500	32,012	107,359	5,340	41,487	3,310	3,805
PIMCO Long-Term U.S. Government Fund	65,600	35,108	105,514	123	1,090	1,214	2,607
PIMCO Low Duration Fund	49,283	49,767	92,205	141	7,790	376	2,187
PIMCO Real Return Asset Fund	449,485	46,005	436,339	12,576	82,059	4,327	35,644
PIMCO Real Return Fund	109,126	5,017	106,533	1,058	11,239	1,051	6,835
PIMCO RealEstateRealReturn Strategy Fund	6,062	1,606	0	2,382	7,034	1,415	0
PIMCO Short-Term Fund	71,994	202,850	270,117	105	4,884	240	1,057
PIMCO Small Cap StocksPLUS® TR Fund	11,901	199	12,186	110	562	199	1,696
PIMCO StocksPLUS® Total Return Fund	4,896	25	4,957	12	68	25	(1,427)
PIMCO Total Return Fund	45,293	102,082	148,263	129	2,031	1,332	5,374
PIMCO Unconstrained Bond Fund	0	86,026	32,199	(30)	53,604	270	(194)
Totals	$1,848,261	$808,056	$2,065,000	$62,439	$643,301	$36,231	$78,212

7. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$808,056	$2,065,000

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	95	$1,026	175	$1,793
Administrative Class	5,352	57,020	8,861	86,251
Advisor Class	8,521	91,012	37,013	365,953
Class M	953	10,188	2,324	23,125
Issued as reinvestment of distributions
Institutional Class	7	81	10	108
Administrative Class	902	9,564	1,481	15,219
Advisor Class	2,674	28,481	9,407	96,716
Class M	176	1,875	305	3,162
Cost of shares redeemed
Institutional Class	(70)	(750)	(56)	(558)
Administrative Class	(1,648)	(17,527)	(5,068)	(48,004)
Advisor Class	(131,960)	(1,420,716)	(47,132)	(461,910)
Class M	(716)	(7,695)	(1,774)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(115,714)	$(1,247,441)	5,546	$65,210

14	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	2	90
Class M	3	92

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

10.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+ group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO. The Plaintiff have approximately ninety (90) days to petition the United States Supreme Court for certiorari.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$65,252	$(2,813)	$62,439

12.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

16	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	17

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS05 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk and arbitrage risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	15.8%
PIMCO Real Return Asset Fund	12.8%
PIMCO Unconstrained Bond Fund	8.3%
PIMCO Long-Term Credit Fund	6.4%
PIMCO Income Fund	5.7%
PIMCO Investment Grade Corporate Bond Fund	5.7%
PIMCO Developing Local Markets Fund	5.2%
Other	40.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (04/30/04)
PIMCO All Asset Portfolio Advisor Class	4.91%	16.65%	4.45%	6.26%
Barclays Capital U.S. TIPS: 1-10 Year Index±	3.17%	8.52%	5.07%	5.37%
Consumer Price Index + 500 Basis Points±±	3.48%	6.22%	7.53%	7.66%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.365% for Advisor Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,049.12	$1,021.37
Expenses Paid During Period†	$3.51	$3.46

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.685%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.685% for the Advisor Class reflects net annualized expenses after application of an expense recoupment of 0.01%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and the PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Significant allocations to long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to the U.S. Government sector, primarily through the PIMCO Long-Term U.S. Government Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to locally-denominated emerging market bonds and dollar-denominated emerging market debt, through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the reporting period.

»	Modest commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

»

Modest exposure to equities, primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006		12/31/2005

Advisor Class
Net asset value beginning of year or period	$10.50	$9.23	$11.74	$11.68	$11.82		$11.64
Net investment income (a)	0.19	0.77	0.64	0.96	1.05		1.63
Net realized/unrealized gain (loss) on investments	0.32	1.18	(2.47)	(0.02)	(0.53)		(0.93)
Total income (loss) from investment operations	0.51	1.95	(1.83)	0.94	0.52		0.70
Dividends from net investment income	(0.30)	(0.68)	(0.58)	(0.88)	(0.63)		(0.48)
Distributions from net realized capital gains	0.00	0.00	(0.03)	0.00	(0.03)		(0.04)
Tax basis return of capital	0.00	0.00	(0.07)	0.00	0.00		0.00
Total distributions	(0.30)	(0.68)	(0.68)	(0.88)	(0.66)		(0.52)
Net asset value end of year or period	$10.71	$10.50	$9.23	$11.74	$11.68		$11.82
Total return	4.91%	21.43%	(15.91)%	8.19%	4.56%		6.03%
Net assets end of year or period (000s)	$279,174	$1,541,808	$1,361,792	$1,124,287	$501,498		$7,461
Ratio of expenses to average net assets	0.685%*	0.685%	0.655%	0.655%	0.685	%(b)	0.700%
Ratio of expenses to average net assets excluding waivers	0.685%*	0.685%	0.675%	0.675%	0.685	%(b)	0.700%
Ratio of net investment income to average net assets	3.52%*	7.83%	5.87%	7.90%	8.84%		13.67%
Portfolio turnover rate	50%	126%	91%	101%	66%		75%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities  All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments in Affiliates, at value	$643,301
Repurchase agreements, at value	231
Receivable for investments in Affiliates sold	7,301
Receivable for Portfolio shares sold	599
Dividends receivable from Affiliates	1,464
652,896

Liabilities:
Payable for investments in Affiliates purchased	$8,996
Payable for Portfolio shares redeemed	2,226
Accrued related party fees	348
11,570

Net Assets	$641,326

Net Assets Consist of:
Paid in capital	$782,994
Undistributed net investment income	6,036
Accumulated undistributed net realized (loss)	(210,143)
Net unrealized appreciation	62,439
$641,326

Net Assets:
Institutional Class	$2,476
Administrative Class	298,860
Advisor Class	279,174
Class M	60,816

Shares Issued and Outstanding:
Institutional Class	232
Administrative Class	28,201
Advisor Class	26,072
Class M	5,704

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.66
Administrative Class	10.60
Advisor Class	10.71
Class M	10.66

Cost of Investments in Affiliates Owned	$580,862
Cost of Repurchase Agreements Owned	$231

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Dividends from Affiliate investments	$36,231
Total Income	36,231

Expenses:
Investment advisory fees	1,427
Supervisory and administrative fees	2,038
Servicing fees – Administrative Class	198
Distribution and/or servicing fees – Advisor Class	1,634
Distribution and/or servicing fees – Class M	129
Reimbursement to Manager	107
Total Expenses	5,533

Net Investment Income	30,698

Net Realized and Unrealized Gain (Loss):
Net realized gain on Affiliate investments	78,212
Net change in unrealized (depreciation) on Affiliate investments	(26,227)
Net Gain	51,985

Net Increase in Net Assets Resulting from Operations	$82,683

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,698	$130,543
Net realized gain (loss) on Affiliate investments	78,212	(177,764)
Net capital gain distributions received from Underlying Funds	0	9,415
Net change in unrealized appreciation (depreciation) on Affiliate investments	(26,227)	361,937
Net increase resulting from operations	82,683	324,131

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(108)
Administrative Class	(9,564)	(15,219)
Advisor Class	(28,481)	(96,716)
Class M	(1,875)	(3,162)

Total Distributions	(40,001)	(115,205)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,026	1,793
Administrative Class	57,020	86,251
Advisor Class	91,012	365,953
Class M	10,188	23,125
Issued as reinvestment of distributions
Institutional Class	81	108
Administrative Class	9,564	15,219
Advisor Class	28,481	96,716
Class M	1,875	3,162
Cost of shares redeemed
Institutional Class	(750)	(558)
Administrative Class	(17,527)	(48,004)
Advisor Class	(1,420,716)	(461,910)
Class M	(7,695)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(1,247,441)	65,210

Total Increase (Decrease) in Net Assets	(1,204,759)	274,136

Net Assets:
Beginning of period	1,846,085	1,571,949
End of period*	$641,326	$1,846,085

*Including undistributed net investment income of:	$6,036	$15,339

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  All Asset Portfolio

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.3%

PIMCO CommoditiesPLUS Strategy Fund	1,860,912	$18,684

PIMCO CommodityRealReturn Strategy Fund®	3,470,915	25,615

PIMCO Convertible Fund	1,888,151	23,489

PIMCO Developing Local Markets Fund	3,437,597	33,551

PIMCO Diversified Income Fund	2,301,282	25,245

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	2,749,157	28,454

PIMCO Emerging Local Bond Fund	2,218,866	22,322

PIMCO Emerging Markets Bond Fund	535,609	5,736

PIMCO EqS Pathfinder Fund	2,105,952	19,438

PIMCO Floating Income Fund	1,359,827	11,912

PIMCO Foreign Bond Fund (Unhedged)	3,841	39

PIMCO Fundamental Advantage Total Return Strategy Fund	21,599,530	101,734

PIMCO Fundamental IndexPLUSTM Fund	350,752	2,105

	SHARES	MARKET VALUE (000S)

PIMCO Fundamental IndexPLUSTM TR Fund	1,610,385	$8,374

PIMCO Global Advantage Strategy Bond Fund	1,020,030	11,159

PIMCO High Yield Fund	1,582,519	14,005

PIMCO Income Fund	3,468,732	36,560

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	698,450	3,807

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	82,827	676

PIMCO Investment Grade Corporate Bond Fund	3,235,018	36,394

PIMCO Long Duration Total Return Fund	189,463	2,154

PIMCO Long-Term Credit Fund	3,448,665	41,487

PIMCO Long-Term U.S. Government Fund	91,056	1,090

PIMCO Low Duration Fund	743,295	7,790

PIMCO Real Return Asset Fund	7,025,612	82,059

PIMCO Real Return Fund	1,003,483	11,239

PIMCO RealEstateRealReturn Strategy Fund	1,682,888	7,034

PIMCO Short-Term Fund	495,318	4,884

	SHARES	MARKET VALUE (000S)

PIMCO Small Cap StocksPLUS® TR Fund	86,550	$562

PIMCO StocksPLUS® Total Return Fund	10,587	68

PIMCO Total Return Fund	180,380	2,031

PIMCO Unconstrained Bond Fund	4,837,927	53,604

Total Mutual Funds (Cost $580,862)		643,301

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$231	231

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $236. Repurchase proceeds are $231.)

Total Short-Term Instruments (Cost $231)		231

Total Investments 100.3% (Cost $581,093)		$643,532

Other Assets and Liabilities (Net) (0.3%)		(2,206)

Net Assets 100.0%		$641,326

Notes to Schedule of Investments (amounts in thousands*):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$643,301	$0	$0	$643,301
Short-Term Instruments	0	231	0	231

Investments, at value	$643,301	$231	$0	$643,532

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration and PIMCO StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange

(“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have

10	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

4.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of

Semiannual Report	June 30, 2010	11

Notes to Financial Statements  (Cont.)

time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently falls, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Underlying PIMCO Funds to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and

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June 30, 2010 (Unaudited)

Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2011, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. For the period ended June 30, 2010, PIMCO recouped $106,574.

6. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2010 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$18,888	$0	$(204)	$18,684	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	85,135	2,119	56,184	5,040	25,615	2,119	8,142
PIMCO Convertible Fund	32,494	1,273	10,000	7,364	23,489	1,027	3,021
PIMCO Developing Local Markets Fund	55,688	4,296	24,908	1,017	33,551	503	(750)
PIMCO Diversified Income Fund	41,802	1,134	18,835	2,618	25,245	1,159	(432)
PIMCO Emerging Local Bond Fund	40,165	4,865	23,014	4,782	22,322	1,014	559
PIMCO Emerging Markets Bond Fund	27,638	2,014	24,550	1,128	5,736	599	2,956
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	43,246	12,071	25,000	1,020	28,454	71	(1,746)
PIMCO EqS Pathfinder FundTM	0	20,000	0	(562)	19,438	0	0
PIMCO Floating Income Fund	17,480	2,088	7,524	2,391	11,912	307	1,222
PIMCO Foreign Bond Fund (Unhedged)	55	1	17	2	39	1	0
PIMCO Fundamental Advantage Total Return Strategy Fund	171,938	137,802	219,566	3,770	101,734	5,741	(17,232)
PIMCO Fundamental IndexPLUSTM Fund	3,508	208	1,407	(801)	2,105	208	(415)
PIMCO Fundamental IndexPLUSTM TR Fund	13,287	1,259	5,469	1,067	8,374	1,259	(75)
PIMCO Global Advantage Strategy Bond Fund	41,660	6,315	35,924	316	11,159	436	(897)
PIMCO High Yield Fund	12,815	1,132	0	3,503	14,005	560	0
PIMCO Income Fund	33,129	1,048	0	3,270	36,560	1,068	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	3,799	465	0	(1,117)	3,807	88	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,251	460	15,354	(100)	676	460	(4,468)
PIMCO Investment Grade Corporate Bond Fund	220,470	5,739	194,965	5,835	36,394	4,384	25,228

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO Long Duration Total Return Fund	$61,561	$24,182	$86,611	$154	$2,154	$1,468	$5,515
PIMCO Long-Term Credit Fund	112,500	32,012	107,359	5,340	41,487	3,310	3,805
PIMCO Long-Term U.S. Government Fund	65,600	35,108	105,514	123	1,090	1,214	2,607
PIMCO Low Duration Fund	49,283	49,767	92,205	141	7,790	376	2,187
PIMCO Real Return Asset Fund	449,485	46,005	436,339	12,576	82,059	4,327	35,644
PIMCO Real Return Fund	109,126	5,017	106,533	1,058	11,239	1,051	6,835
PIMCO RealEstateRealReturn Strategy Fund	6,062	1,606	0	2,382	7,034	1,415	0
PIMCO Short-Term Fund	71,994	202,850	270,117	105	4,884	240	1,057
PIMCO Small Cap StocksPLUS® TR Fund	11,901	199	12,186	110	562	199	1,696
PIMCO StocksPLUS® Total Return Fund	4,896	25	4,957	12	68	25	(1,427)
PIMCO Total Return Fund	45,293	102,082	148,263	129	2,031	1,332	5,374
PIMCO Unconstrained Bond Fund	0	86,026	32,199	(30)	53,604	270	(194)
Totals	$1,848,261	$808,056	$2,065,000	$62,439	$643,301	$36,231	$78,212

7. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$808,056	$2,065,000

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	95	$1,026	175	$1,793
Administrative Class	5,352	57,020	8,861	86,251
Advisor Class	8,521	91,012	37,013	365,953
Class M	953	10,188	2,324	23,125
Issued as reinvestment of distributions
Institutional Class	7	81	10	108
Administrative Class	902	9,564	1,481	15,219
Advisor Class	2,674	28,481	9,407	96,716
Class M	176	1,875	305	3,162
Cost of shares redeemed
Institutional Class	(70)	(750)	(56)	(558)
Administrative Class	(1,648)	(17,527)	(5,068)	(48,004)
Advisor Class	(131,960)	(1,420,716)	(47,132)	(461,910)
Class M	(716)	(7,695)	(1,774)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(115,714)	$(1,247,441)	5,546	$65,210

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June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	2	90
Class M	3	92

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

10.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+ group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO. The Plaintiff have approximately ninety (90) days to petition the United States Supreme Court for certiorari.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$65,252	$(2,813)	$62,439

12.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

16	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	17

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS03 SAR 063010

Share Class	M

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk and arbitrage risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Class M.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	15.8%
PIMCO Real Return Asset Fund	12.8%
PIMCO Unconstrained Bond Fund	8.3%
PIMCO Long-Term Credit Fund	6.4%
PIMCO Income Fund	5.7%
PIMCO Investment Grade Corporate Bond Fund	5.7%
PIMCO Developing Local Markets Fund	5.2%
Other	40.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (04/30/04)
PIMCO All Asset Portfolio Class M	4.71%	16.44%	4.24%	6.03%
Barclays Capital U.S. TIPS: 1-10 Year Index±	3.17%	8.52%	5.07%	5.37%
Consumer Price Index + 500 Basis Points±±	3.48%	6.22%	7.53%	7.66%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.565% for Class M shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,047.09	$1,020.38
Expenses Paid During Period†	$4.52	$4.46

† Expenses are equal to the Portfolio’s Class M net annualized expense ratio of 0.885%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio of 0.885% for the Class M reflects net annualized expenses after application of an expense recoupment of 0.01%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and the PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Significant allocations to long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to the U.S. Government sector, primarily through the PIMCO Long-Term U.S. Government Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to locally-denominated emerging market bonds and dollar-denominated emerging market debt, through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the reporting period.

»	Modest commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

»

Modest exposure to equities, primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns for the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006		12/31/2005

Class M
Net asset value beginning of year or period	$10.51	$9.23	$11.75	$11.68	$11.80		$11.60
Net investment income (a)	0.22	0.84	0.57	0.78	0.57		0.85
Net realized/unrealized gain (loss) on investments	0.27	1.10	(2.43)	0.13	(0.07)		(0.16)
Total income (loss) from investment operations	0.49	1.94	(1.86)	0.91	0.50		0.69
Dividends from net investment income	(0.34)	(0.66)	(0.56)	(0.84)	(0.59)		(0.45)
Distributions from net realized capital gains	0.00	0.00	(0.03)	0.00	(0.03)		(0.04)
Tax basis return of capital	0.00	0.00	(0.07)	0.00	0.00		0.00
Total distributions	(0.34)	(0.66)	(0.66)	(0.84)	(0.62)		(0.49)
Net asset value end of year or period	$10.66	$10.51	$9.23	$11.75	$11.68		$11.80
Total return	4.71%	21.31%	(16.17)%	8.00%	4.36%		5.94%
Net assets end of year or period (000s)	$60,816	$55,595	$40,964	$42,336	$54,928		$67,365
Ratio of expenses to average net assets	0.885%*	0.885%	0.855%	0.855%	0.885	%(b)	0.890%
Ratio of expenses to average net assets excluding waivers	0.885%*	0.885%	0.875%	0.875%	0.885	%(b)	0.900%
Ratio of net investment income to average net assets	4.15%*	8.41%	5.23%	6.41%	4.84%		7.16%
Portfolio turnover rate	50%	126%	91%	101%	66%		75%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities  All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments in Affiliates, at value	$643,301
Repurchase agreements, at value	231
Receivable for investments in Affiliates sold	7,301
Receivable for Portfolio shares sold	599
Dividends receivable from Affiliates	1,464
652,896

Liabilities:
Payable for investments in Affiliates purchased	$8,996
Payable for Portfolio shares redeemed	2,226
Accrued related party fees	348
11,570

Net Assets	$641,326

Net Assets Consist of:
Paid in capital	$782,994
Undistributed net investment income	6,036
Accumulated undistributed net realized (loss)	(210,143)
Net unrealized appreciation	62,439
$641,326

Net Assets:
Institutional Class	$2,476
Administrative Class	298,860
Advisor Class	279,174
Class M	60,816

Shares Issued and Outstanding:
Institutional Class	232
Administrative Class	28,201
Advisor Class	26,072
Class M	5,704

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.66
Administrative Class	10.60
Advisor Class	10.71
Class M	10.66

Cost of Investments in Affiliates Owned	$580,862
Cost of Repurchase Agreements Owned	$231

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Dividends from Affiliate investments	$36,231
Total Income	36,231

Expenses:
Investment advisory fees	1,427
Supervisory and administrative fees	2,038
Servicing fees – Administrative Class	198
Distribution and/or servicing fees – Advisor Class	1,634
Distribution and/or servicing fees – Class M	129
Reimbursement to Manager	107
Total Expenses	5,533

Net Investment Income	30,698

Net Realized and Unrealized Gain (Loss):
Net realized gain on Affiliate investments	78,212
Net change in unrealized (depreciation) on Affiliate investments	(26,227)
Net Gain	51,985

Net Increase in Net Assets Resulting from Operations	$82,683

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,698	$130,543
Net realized gain (loss) on Affiliate investments	78,212	(177,764)
Net capital gain distributions received from Underlying Funds	0	9,415
Net change in unrealized appreciation (depreciation) on Affiliate investments	(26,227)	361,937
Net increase resulting from operations	82,683	324,131

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(108)
Administrative Class	(9,564)	(15,219)
Advisor Class	(28,481)	(96,716)
Class M	(1,875)	(3,162)

Total Distributions	(40,001)	(115,205)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,026	1,793
Administrative Class	57,020	86,251
Advisor Class	91,012	365,953
Class M	10,188	23,125
Issued as reinvestment of distributions
Institutional Class	81	108
Administrative Class	9,564	15,219
Advisor Class	28,481	96,716
Class M	1,875	3,162
Cost of shares redeemed
Institutional Class	(750)	(558)
Administrative Class	(17,527)	(48,004)
Advisor Class	(1,420,716)	(461,910)
Class M	(7,695)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(1,247,441)	65,210

Total Increase (Decrease) in Net Assets	(1,204,759)	274,136

Net Assets:
Beginning of period	1,846,085	1,571,949
End of period*	$641,326	$1,846,085

*Including undistributed net investment income of:	$6,036	$15,339

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  All Asset Portfolio

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.3%

PIMCO CommoditiesPLUS Strategy Fund	1,860,912	$18,684

PIMCO CommodityRealReturn Strategy Fund®	3,470,915	25,615

PIMCO Convertible Fund	1,888,151	23,489

PIMCO Developing Local Markets Fund	3,437,597	33,551

PIMCO Diversified Income Fund	2,301,282	25,245

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	2,749,157	28,454

PIMCO Emerging Local Bond Fund	2,218,866	22,322

PIMCO Emerging Markets Bond Fund	535,609	5,736

PIMCO EqS Pathfinder Fund	2,105,952	19,438

PIMCO Floating Income Fund	1,359,827	11,912

PIMCO Foreign Bond Fund (Unhedged)	3,841	39

PIMCO Fundamental Advantage Total Return Strategy Fund	21,599,530	101,734

PIMCO Fundamental IndexPLUSTM Fund	350,752	2,105

	SHARES	MARKET VALUE (000S)

PIMCO Fundamental IndexPLUSTM TR Fund	1,610,385	$8,374

PIMCO Global Advantage Strategy Bond Fund	1,020,030	11,159

PIMCO High Yield Fund	1,582,519	14,005

PIMCO Income Fund	3,468,732	36,560

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	698,450	3,807

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	82,827	676

PIMCO Investment Grade Corporate Bond Fund	3,235,018	36,394

PIMCO Long Duration Total Return Fund	189,463	2,154

PIMCO Long-Term Credit Fund	3,448,665	41,487

PIMCO Long-Term U.S. Government Fund	91,056	1,090

PIMCO Low Duration Fund	743,295	7,790

PIMCO Real Return Asset Fund	7,025,612	82,059

PIMCO Real Return Fund	1,003,483	11,239

PIMCO RealEstateRealReturn Strategy Fund	1,682,888	7,034

PIMCO Short-Term Fund	495,318	4,884

	SHARES	MARKET VALUE (000S)

PIMCO Small Cap StocksPLUS® TR Fund	86,550	$562

PIMCO StocksPLUS® Total Return Fund	10,587	68

PIMCO Total Return Fund	180,380	2,031

PIMCO Unconstrained Bond Fund	4,837,927	53,604

Total Mutual Funds (Cost $580,862)		643,301

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$231	231

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $236. Repurchase proceeds are $231.)

Total Short-Term Instruments (Cost $231)		231

Total Investments 100.3% (Cost $581,093)		$643,532

Other Assets and Liabilities (Net) (0.3%)		(2,206)

Net Assets 100.0%		$641,326

Notes to Schedule of Investments (amounts in thousands*):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$643,301	$0	$0	$643,301
Short-Term Instruments	0	231	0	231

Investments, at value	$643,301	$231	$0	$643,532

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration and PIMCO StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange

(“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying PIMCO Funds.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have

10	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the

Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

4.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged.

Semiannual Report	June 30, 2010	11

Notes to Financial Statements  (Cont.)

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently falls, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Underlying PIMCO Funds to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMCO Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and

12	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2011, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. For the period ended June 30, 2010, PIMCO recouped $106,574.

6. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2010 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$18,888	$0	$(204)	$18,684	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	85,135	2,119	56,184	5,040	25,615	2,119	8,142
PIMCO Convertible Fund	32,494	1,273	10,000	7,364	23,489	1,027	3,021
PIMCO Developing Local Markets Fund	55,688	4,296	24,908	1,017	33,551	503	(750)
PIMCO Diversified Income Fund	41,802	1,134	18,835	2,618	25,245	1,159	(432)
PIMCO Emerging Local Bond Fund	40,165	4,865	23,014	4,782	22,322	1,014	559
PIMCO Emerging Markets Bond Fund	27,638	2,014	24,550	1,128	5,736	599	2,956
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	43,246	12,071	25,000	1,020	28,454	71	(1,746)
PIMCO EqS Pathfinder FundTM	0	20,000	0	(562)	19,438	0	0
PIMCO Floating Income Fund	17,480	2,088	7,524	2,391	11,912	307	1,222
PIMCO Foreign Bond Fund (Unhedged)	55	1	17	2	39	1	0
PIMCO Fundamental Advantage Total Return Strategy Fund	171,938	137,802	219,566	3,770	101,734	5,741	(17,232)
PIMCO Fundamental IndexPLUSTM Fund	3,508	208	1,407	(801)	2,105	208	(415)
PIMCO Fundamental IndexPLUSTM TR Fund	13,287	1,259	5,469	1,067	8,374	1,259	(75)
PIMCO Global Advantage Strategy Bond Fund	41,660	6,315	35,924	316	11,159	436	(897)
PIMCO High Yield Fund	12,815	1,132	0	3,503	14,005	560	0
PIMCO Income Fund	33,129	1,048	0	3,270	36,560	1,068	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	3,799	465	0	(1,117)	3,807	88	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,251	460	15,354	(100)	676	460	(4,468)

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
PIMCO Investment Grade Corporate Bond Fund	$220,470	$5,739	$194,965	$5,835	$36,394	$4,384	$25,228
PIMCO Long Duration Total Return Fund	61,561	24,182	86,611	154	2,154	1,468	5,515
PIMCO Long-Term Credit Fund	112,500	32,012	107,359	5,340	41,487	3,310	3,805
PIMCO Long-Term U.S. Government Fund	65,600	35,108	105,514	123	1,090	1,214	2,607
PIMCO Low Duration Fund	49,283	49,767	92,205	141	7,790	376	2,187
PIMCO Real Return Asset Fund	449,485	46,005	436,339	12,576	82,059	4,327	35,644
PIMCO Real Return Fund	109,126	5,017	106,533	1,058	11,239	1,051	6,835
PIMCO RealEstateRealReturn Strategy Fund	6,062	1,606	0	2,382	7,034	1,415	0
PIMCO Short-Term Fund	71,994	202,850	270,117	105	4,884	240	1,057
PIMCO Small Cap StocksPLUS® TR Fund	11,901	199	12,186	110	562	199	1,696
PIMCO StocksPLUS® Total Return Fund	4,896	25	4,957	12	68	25	(1,427)
PIMCO Total Return Fund	45,293	102,082	148,263	129	2,031	1,332	5,374
PIMCO Unconstrained Bond Fund	0	86,026	32,199	(30)	53,604	270	(194)
Totals	$1,848,261	$808,056	$2,065,000	$62,439	$643,301	$36,231	$78,212

7. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$808,056	$2,065,000

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	95	$1,026	175	$1,793
Administrative Class	5,352	57,020	8,861	86,251
Advisor Class	8,521	91,012	37,013	365,953
Class M	953	10,188	2,324	23,125
Issued as reinvestment of distributions
Institutional Class	7	81	10	108
Administrative Class	902	9,564	1,481	15,219
Advisor Class	2,674	28,481	9,407	96,716
Class M	176	1,875	305	3,162
Cost of shares redeemed
Institutional Class	(70)	(750)	(56)	(558)
Administrative Class	(1,648)	(17,527)	(5,068)	(48,004)
Advisor Class	(131,960)	(1,420,716)	(47,132)	(461,910)
Class M	(716)	(7,695)	(1,774)	(16,645)
Net increase (decrease) resulting from Portfolio share transactions	(115,714)	$(1,247,441)	5,546	$65,210

14	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	2	86	*
Advisor Class	2	90
Class M	3	92

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

10.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+ group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO. The Plaintiff have approximately ninety (90) days to petition the United States Supreme Court for certiorari.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$65,252	$(2,813)	$62,439

12.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

16	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	17

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS07 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

2	PIMCO Variable Insurance Trust

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	52.6%
Corporate Bonds & Notes	23.2%
Short-Term Instruments	14.5%
Mortgage-Backed Securities	2.9%
Asset-Backed Securities	2.7%
Other	4.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (06/30/04)
PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	-6.04%	14.54%	-0.37%	2.09%
Dow Jones-UBS Commodity Index Total Return±	-9.60%	2.75%	-1.32%	0.26%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the subsidiary, as supplemented to date, is 1.11% for Administrative Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$939.59	$1,020.18
Expenses Paid During Period†	$4.47	$4.66

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.93% for the Administrative Class reflects net annualized expenses after application of an expense waiver of 0.09%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio’s benchmark index, the Dow Jones-UBS Commodity Index Total Return, declined 9.60% over the reporting period, driven by negative returns in the index’s energy, industrial metals and grains sectors. The precious metals sector posted the highest return of 12.87%.

»	A curve-steepening bias in the U.S. detracted from performance as the 30-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the reporting period.

»	Below-index U.S. real duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. real yield declined during the reporting period.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return during the reporting period.

»	Above-index U.S. nominal duration added to performance as the ten-year U.S. Treasury yield declined during the reporting period.

»	Above-index European nominal duration benefited performance as the ten-year European yield decreased during the reporting period.

»	Holdings of senior commercial and non-Agency mortgage-backed securities added to performance as yield spreads of mortgage securities tightened over U.S. Treasuries during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$8.60	$7.00	$13.35	$11.31	$12.25	$10.49
Net investment income (a)	0.07	0.24	0.44	0.47	0.42	0.35
Net realized/unrealized gain (loss) on investments	(0.57)	2.59	(6.08)	2.11	(0.80)	1.64
Total income (loss) from investment operations	(0.50)	2.83	(5.64)	2.58	(0.38)	1.99
Dividends from net investment income	(0.69)	(0.46)	(0.59)	(0.54)	(0.51)	(0.22)
Distributions from net realized capital gains	0.00	(0.77)	(0.12)	0.00	(0.05)	(0.01)
Total distributions	(0.69)	(1.23)	(0.71)	(0.54)	(0.56)	(0.23)
Net asset value end of year or period	$7.41	$8.60	$7.00	$13.35	$11.31	$12.25
Total return	(6.04)%	41.53%	(43.79)%	23.24%	(3.10)%	19.08%
Net assets end of year or period (000s)	$411,133	$477,459	$214,053	$287,125	$180,810	$106,943
Ratio of expenses to average net assets	0.93%*	0.98%	1.06%	0.93%	0.93%	0.89%
Ratio of expenses to average net assets excluding waivers	1.02%*	1.11%	1.15%	1.00%	0.93%	0.89%
Ratio of expenses to average net assets excluding interest expense	0.89%*	0.89%	0.89%	0.87%	0.93%	0.89%
Ratio of expenses to average net assets excluding interest expense and waivers	0.98%*	1.02%	0.98%	0.94%	0.93%	0.89%
Ratio of net investment income to average net assets	1.64%*	3.00%	3.33%	3.90%	3.48%	2.92%
Portfolio turnover rate	266%	742%	1,156%	856%	993%	1,415%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Consolidated Statement of Assets and Liabilities CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$812,461
Investments in Affiliates, at value	75,622
Repurchase agreements, at value	34,711
Cash	1,835
Foreign currency, at value	906
Receivable for investments sold	541
Receivable for investments sold on a delayed-delivery basis	43,595
Receivable for Portfolio shares sold	370
Interest and dividends receivable	4,459
Dividends receivable from Affiliates	11
Variation margin receivable	1
Swap premiums paid	994
Unrealized appreciation on foreign currency contracts	1,814
Unrealized appreciation on swap agreements	1,050
Other assets	1
978,371

Liabilities:
Payable for reverse repurchase agreements	$80,769
Payable for investments purchased	6,305
Payable for investments in Affiliates purchased	11
Payable for investments purchased on a delayed-delivery basis	365,164
Payable for Portfolio shares redeemed	3,911
Written options outstanding	1,790
Deposits from counterparty	12,321
Accrued related party fees	368
Variation margin payable	70
Swap premiums received	331
Unrealized depreciation on foreign currency contracts	560
Unrealized depreciation on swap agreements	8,144
479,744

Net Assets	$498,627

Net Assets Consist of:
Paid in capital	$516,457
Undistributed net investment income	42,119
Accumulated undistributed net realized (loss)	(57,594)
Net unrealized (depreciation)	(2,355)
$498,627

Net Assets:
Administrative Class	$411,133
Advisor Class	87,494

Shares Issued and Outstanding:
Administrative Class	55,457
Advisor Class	11,746

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$7.41
Advisor Class	7.45

Cost of Investments Owned	$808,284
Cost of Investments in Affiliates Owned	$75,622
Cost of Repurchase Agreements Owned	$34,711
Cost of Foreign Currency Held	$897
Premiums Received on Written Options	$939

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$6,858
Dividends	12
Dividends from Affiliate investments	35
Total Income	6,905

Expenses:
Investment advisory fees	1,480
Supervisory and administrative fees	737
Servicing fees – Administrative Class	334
Distribution and/or servicing fees – Advisor Class	107
Trustees’ fees	4
Interest expense	101
Total Expenses	2,763
Waiver by Manager	(252)
Net Expenses	2,511

Net Investment Income	4,394

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	16,139
Net realized gain on Affiliate investments	7
Net realized (loss) on futures contracts, written options and swaps	(44,803)
Net realized gain on foreign currency transactions	535
Net change in unrealized (depreciation) on investments	(3,768)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(6,360)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,223
Net (Loss)	(37,027)

Net (Decrease) in Net Assets Resulting from Operations	$(32,633)

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Consolidated Statements of Changes in Net Assets CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,394	$11,573
Net realized gain (loss)	(28,129)	123,078
Net realized gain on Affiliate investments	7	20
Net change in unrealized appreciation (depreciation)	(8,905)	11,398
Net increase (decrease) resulting from operations	(32,633)	146,069

Distributions to Shareholders:
From net investment income
Administrative Class	(37,872)	(22,026)
Advisor Class	(7,399)	(3,921)
From net realized capital gains
Administrative Class	0	(39,122)
Advisor Class	0	(6,918)

Total Distributions	(45,271)	(71,987)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	65,749	228,893
Advisor Class	14,448	31,279
Issued as reinvestment of distributions
Administrative Class	37,872	60,731
Advisor Class	7,399	10,840
Cost of shares redeemed
Administrative Class	(104,961)	(87,986)
Advisor Class	(8,472)	(9,887)
Net increase resulting from Portfolio share transactions	12,035	233,870

Total Increase (Decrease) in Net Assets	(65,869)	307,952

Net Assets:
Beginning of period	564,496	256,544
End of period*	$498,627	$564,496

*Including undistributed net investment income of:	$42,119	$82,996

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Cash Flows CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations (excluding interest expense)	$(32,532)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(2,337,823)
Proceeds from sales of long-term securities	2,271,585
Proceeds from sales of short-term portfolio investments, net	33,584
Decrease in deposits with counterparty	232
Increase in receivable for investments sold	(10,841)
Decrease in interest and dividends receivable	676
Increase in swap premiums paid	(47,458)
Decrease in other assets	1
Increase in payable for investments purchased	96,186
Decrease in accrued related party fees	(104)
Increase in reimbursement to manager	4
Payments from futures transactions	672
Proceeds for currency transactions	551
Change in unrealized depreciation on investments	8,905
Net realized (loss) on investments	28,122
Net premium on investments	1,565
Net cash provided by operating activities	13,324

Cash flows used for financing activities:
Proceeds from shares sold	84,770
Payment on shares redeemed	(114,435)
Cash dividend paid*	(1)
Net borrowing of reverse repurchase agreements	27,776
Interest expense paid	(101)
Decrease in deposits from counterparty	(10,486)
Net cash used for financing activities	(12,477)

Net Increase in Cash and Foreign Currency	847

Cash and Foreign Currency:
Beginning of period	1,894
End of period	$2,741

* Reinvestment of dividends	$45,271

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 42.9%

BANKING & FINANCE 40.2%

Ally Financial, Inc.
6.875% due 09/15/2011	$500	$509

American Express Bank FSB
0.477% due 05/29/2012	200	197

American Express Centurion Bank
0.430% due 07/13/2010	1,000	1,000

American Express Credit Corp.
0.467% due 02/24/2012	1,100	1,088
0.496% due 10/04/2010	600	600
0.510% due 06/16/2011	500	498
5.875% due 05/02/2013	400	438

American International Group, Inc.
8.175% due 05/15/2068	800	638

ANZ National International Ltd.
0.900% due 08/19/2014	1,000	1,009
6.200% due 07/19/2013	1,300	1,442

Bank of America Corp.
5.375% due 06/15/2014	1,000	1,052

Bank of Montreal
2.850% due 06/09/2015	1,900	1,934

Bank of Scotland PLC
4.880% due 04/15/2011	700	723

Barclays Bank PLC
7.434% due 09/29/2049	200	180

Bear Stearns Cos. LLC
6.950% due 08/10/2012	700	768

Citibank N.A.
1.375% due 08/10/2011	13,400	13,532

Citigroup, Inc.
0.535% due 05/18/2011	300	298
5.250% due 02/27/2012	1,000	1,036
6.500% due 01/18/2011	3,700	3,790

Commonwealth Bank of Australia
0.714% due 07/12/2013	8,900	8,874
0.819% due 09/17/2014	15,800	15,754

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	300	305

Dexia Credit Local
0.808% due 04/29/2014	7,900	7,899

Ford Motor Credit Co. LLC
3.048% due 01/13/2012	800	778
7.250% due 10/25/2011	600	617

General Electric Capital Corp.
0.539% due 09/21/2012	2,800	2,808
0.539% due 12/21/2012	3,100	3,112
0.708% due 06/01/2012	15,000	15,087

Goldman Sachs Group, Inc.
0.533% due 02/06/2012	300	293
0.794% due 01/12/2015	6,500	5,991
0.988% due 03/22/2016	2,000	1,787

HBOS PLC
6.750% due 05/21/2018	1,000	938

HCP, Inc.
6.700% due 01/30/2018	1,000	1,056

HSBC Finance Corp.
0.584% due 08/09/2011	600	595
6.750% due 05/15/2011	3,000	3,124

ING Bank NV
0.928% due 01/13/2012	3,500	3,521
1.333% due 03/30/2012	6,300	6,324

International Lease Finance Corp.
0.621% due 07/01/2011	1,000	923
5.625% due 09/20/2013	400	363

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.474% due 01/17/2011		$1,100	$1,101

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	146
7.000% due 09/27/2027 (a)		100	20

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,041

Merna Reinsurance Ltd.
0.940% due 07/07/2010		1,000	1,000

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		2,700	2,655
0.768% due 06/05/2012		2,000	1,943
1.492% due 09/27/2012	EUR	200	235
5.450% due 07/15/2014		$200	212
6.050% due 08/15/2012		3,900	4,150

MetLife of Connecticut Institutional Funding Ltd.
0.553% due 12/08/2011		1,000	969

Metropolitan Life Global Funding I
0.787% due 03/15/2012		300	296
1.664% due 09/17/2012		2,500	2,510

Morgan Stanley
0.783% due 10/15/2015		600	536
1.029% due 03/01/2013	EUR	200	230
2.930% due 05/14/2013		$6,100	6,127

National Australia Bank Ltd.
0.795% due 07/08/2014		7,900	7,987
5.350% due 06/12/2013		1,000	1,084

New York Life Global Funding
0.849% due 12/20/2013	EUR	3,500	4,159
4.650% due 05/09/2013		$1,000	1,074

NIBC Bank NV
2.800% due 12/02/2014		3,700	3,753

Pacific Life Global Funding
5.150% due 04/15/2013		300	315

Racers
0.763% due 07/25/2017		1,000	949

Royal Bank of Scotland Group PLC
0.904% due 01/30/2017	EUR	2,000	1,978
1.213% due 04/23/2012		$500	507
1.450% due 10/20/2011		5,500	5,513

Santander Holdings USA, Inc.
4.900% due 09/23/2010		1,000	1,006

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		5,300	5,146

SLM Corp.
5.050% due 11/14/2014		2,000	1,791

U.S. Central Federal Credit Union
1.900% due 10/19/2012		3,200	3,269

UBS AG
1.785% due 09/29/2011		3,500	3,517

Wachovia Bank N.A.
0.606% due 12/02/2010		400	400

Wachovia Corp.
0.433% due 10/15/2011		1,000	993
0.443% due 04/23/2012		6,900	6,821
2.114% due 05/01/2013		2,000	2,036

Wells Fargo Capital XIII
7.700% due 12/29/2049		500	507

Western Corporate Federal Credit Union
1.750% due 11/02/2012		3,100	3,154

Westpac Banking Corp.
0.726% due 12/14/2012		10,200	10,207
0.817% due 09/10/2014		300	301

			200,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.2%

Cardinal Health, Inc.
6.000% due 06/15/2017	$1,500	$1,679

Dow Chemical Co.
2.624% due 08/08/2011	1,200	1,219
4.850% due 08/15/2012	1,000	1,056

Masco Corp.
6.125% due 10/03/2016	1,000	969

PACCAR, Inc.
1.710% due 09/14/2012	1,700	1,730

Rexam PLC
6.750% due 06/01/2013	400	431

RPM International, Inc.
6.500% due 02/15/2018	1,000	1,061

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,005

UST LLC
6.625% due 07/15/2012	900	973

WM Wrigley Jr. Co.
1.912% due 06/28/2011	500	500

Xstrata Canada Corp.
7.350% due 06/05/2012	400	434

		11,057

UTILITIES 0.5%

BP Capital Markets PLC
0.667% due 04/11/2011	200	191

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,000	2,049

		2,240

Total Corporate Bonds & Notes (Cost $213,878)		213,816

MUNICIPAL BONDS & NOTES 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	143

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	75

Total Municipal Bonds & Notes (Cost $288)		218

U.S. GOVERNMENT AGENCIES 4.5%

Fannie Mae
0.697% due 05/25/2042	17	16
1.627% due 10/01/2044	20	20
2.817% due 11/01/2034	114	119
2.885% due 05/25/2035	155	162
5.223% due 07/01/2035	219	233
5.345% due 11/01/2035	436	467
5.372% due 01/01/2036	674	722
5.950% due 02/25/2044	48	53

Freddie Mac
0.204% due 02/01/2011	413	413
0.297% due 12/29/2011	4,200	4,199
0.298% due 12/21/2011	6,400	6,398
0.580% due 02/15/2019	1,283	1,286
0.607% due 08/25/2031	3	3
1.621% due 02/25/2045	168	170
2.631% due 01/01/2034	18	18
5.500% due 05/15/2016	57	57
6.357% due 09/01/2036	500	525
6.507% due 10/01/2036	702	740
6.632% due 07/01/2036	635	666

Ginnie Mae
0.648% due 03/20/2037	5,054	5,010

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Small Business Administration
5.510% due 11/01/2027	$809	$891

Total U.S. Government Agencies (Cost $21,951)		22,168

U.S. TREASURY OBLIGATIONS 97.3%

Treasury Inflation Protected Securities (e)
0.625% due 04/15/2013	5,160	5,271
1.250% due 04/15/2014	26,903	28,124
1.375% due 07/15/2018	11,022	11,438
1.375% due 01/15/2020	2,823	2,895
1.625% due 01/15/2015 (i)	50,815	53,709
1.625% due 01/15/2018 (j)	11,867	12,520
1.875% due 07/15/2013	25,525	27,025
1.875% due 07/15/2015 (i)	20,393	21,876
1.875% due 07/15/2019	25,988	27,895
2.000% due 04/15/2012	1,826	1,894
2.000% due 01/15/2014 (j)	18,059	19,256
2.000% due 07/15/2014 (j)	46,110	49,524
2.000% due 01/15/2016	57,999	62,639
2.000% due 01/15/2026	2,856	3,027
2.125% due 01/15/2019	6,195	6,771
2.125% due 02/15/2040	101	111
2.375% due 01/15/2017	22,487	24,848
2.375% due 01/15/2025	7,751	8,617
2.500% due 07/15/2016	19,867	22,135
2.625% due 07/15/2017 (j)	20,721	23,397
3.000% due 07/15/2012 (i)	55,928	59,550
3.375% due 01/15/2012	4,051	4,273
3.875% due 04/15/2029	133	178

U.S. Treasury Notes
2.750% due 05/31/2017	300	307
3.500% due 05/15/2020	2,300	2,410
3.625% due 08/15/2019	1,000	1,059
3.625% due 02/15/2020 (i)	4,300	4,548

Total U.S. Treasury Obligations (Cost $480,853)		485,297

MORTGAGE-BACKED SECURITIES 5.4%

American General Mortgage Loan Trust
5.150% due 03/25/2058	1,895	1,898

Arkle Master Issuer PLC
1.534% due 05/17/2060	1,600	1,591

Banc of America Large Loan, Inc.
0.860% due 08/15/2029	1,078	984

Banc of America Mortgage Securities, Inc.
2.869% due 06/25/2035	409	381
5.187% due 11/25/2034	373	349

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	85	82
2.560% due 08/25/2035	146	138
2.760% due 03/25/2035	275	256
2.934% due 03/25/2035	87	80
3.478% due 01/25/2035	988	956

Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (c)	800	786

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	65	64

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	670	424
5.563% due 12/26/2046	3,998	2,643

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	93

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	169	149
3.157% due 08/25/2035	195	169
4.700% due 12/25/2035	1,424	1,304
5.906% due 09/25/2037	2,189	1,508

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	400	411
5.886% due 11/15/2044	200	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.542% due 12/20/2046	$2,810	$1,389
6.000% due 02/25/2037	524	376

Countrywide Home Loan Mortgage Pass-Through Trust
3.385% due 08/25/2034	93	66
3.829% due 11/19/2033	14	14

Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039	1,000	1,047

First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034	35	30

Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047	271	254
0.617% due 11/25/2045	19	10

Harborview Mortgage Loan Trust
0.588% due 03/19/2036	111	60

Hilton Hotel Pool Trust
0.851% due 10/03/2015	2,500	2,498

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	340	337
5.429% due 12/12/2043	310	320

JPMorgan Mortgage Trust
5.017% due 02/25/2035	1,113	1,115

LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	200	202

MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034	100	87

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	100	100

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	572	516

Morgan Stanley Capital I
6.075% due 06/11/2049	25	25

Residential Accredit Loans, Inc.
0.597% due 08/25/2037	2,511	1,292
1.772% due 09/25/2045	308	174

Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	29	15
2.744% due 02/25/2034	47	44

Structured Asset Mortgage Investments, Inc.
0.678% due 10/19/2034	40	36

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	824	698
0.440% due 09/15/2021	539	490
5.418% due 01/15/2045	310	324
5.572% due 10/15/2048	200	207

Wells Fargo Mortgage-Backed Securities Trust
5.043% due 03/25/2036	530	476

Total Mortgage-Backed Securities (Cost $26,717)		26,671

ASSET-BACKED SECURITIES 5.0%

AMMC CDO
0.722% due 05/03/2018	500	471

ARES CLO Funds
0.764% due 03/12/2018	692	665

Bank of America Auto Trust
1.700% due 12/15/2011	1,754	1,757

Carrington Mortgage Loan Trust
0.667% due 10/25/2035	180	170

Chase Issuance Trust
0.800% due 09/17/2012	3,500	3,503

Credit-Based Asset Servicing & Securitization LLC
0.467% due 07/25/2037	53	46

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
2.000% due 12/15/2011		$815	$817
2.850% due 05/15/2013		3,200	3,262

Fremont Home Loan Trust
0.407% due 01/25/2037		15	13

GSAMP Trust
0.417% due 12/25/2036		183	120

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		350	350

HSBC Home Equity Loan Trust
5.910% due 03/20/2036		162	163

MBNA Credit Card Master Note Trust
4.500% due 01/15/2013		1,000	1,005

Morgan Stanley ABS Capital I
0.397% due 11/25/2036		59	58

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		290	211

Navigator CDO Ltd.
1.286% due 11/15/2015		500	490

Residential Asset Mortgage Products, Inc.
0.427% due 02/25/2037		545	530

SLM Student Loan Trust
0.316% due 04/25/2017		69	69
0.356% due 04/25/2019		2,200	2,119
1.816% due 04/25/2023		6,627	6,859
1.846% due 12/15/2017 (b)		900	900

Specialty Underwriting & Residential Finance
0.407% due 01/25/2038		230	199

Structured Asset Securities Corp.
1.843% due 04/25/2035		837	614

Symphony CLO Ltd.
0.676% due 05/15/2019		700	641

WaMu Asset-Backed Certificates
0.397% due 01/25/2037		119	102

Total Asset-Backed Securities (Cost $25,009)			25,134

SOVEREIGN ISSUES 3.0%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	2,000	1,806
4.000% due 08/20/2015		1,200	1,703
4.000% due 08/20/2020		1,200	1,636

Canada Government Bond
2.000% due 12/01/2014	CAD	2,600	2,417
2.500% due 06/01/2015		1,900	1,799

New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	300	257

Societe Financement de l’Economie Francaise
0.504% due 07/16/2012		5,000	5,027
2.125% due 01/30/2012		500	508

Total Sovereign Issues (Cost $15,527)			15,153

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		300	281

Total Convertible Preferred Securities (Cost $300)			281

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 26.9%

CERTIFICATES OF DEPOSIT 1.3%

Barclays Bank PLC
1.639% due 12/16/2011	$6,700	$6,699

REPURCHASE AGREEMENTS 7.0%

Banc of America Securities LLC
0.030% due 07/01/2010	7,000	7,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $7,206. Repurchase proceeds are $7,000.)

Barclays Capital, Inc.
0.010% due 07/01/2010	7,000	7,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $7,141. Repurchase proceeds are $7,000.)

Citigroup Global Markets, Inc.
0.050% due 07/01/2010	6,400	6,400
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $6,538. Repurchase proceeds are $6,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	$7,000	$7,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $7,175. Repurchase proceeds are $7,000.)

JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	7,000	7,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $7,142. Repurchase proceeds are $7,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	311	311
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $321. Repurchase proceeds are $311.)

		34,711

U.S. TREASURY BILLS 3.3%
0.143% due 07/01/2010 - 09/02/2010 (d)(g)(h)	16,646	16,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.152% due 07/15/2010 (g)	$260	$260

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 15.2%
	7,551,635	75,622

Total Short-Term Instruments (Cost $133,939)		133,937

PURCHASED OPTIONS (l) 0.0%
(Cost $155)		119

Total Investments 185.1% (Cost $918,617)		$922,794

Written Options (m) (0.4%) (Premiums $939)		(1,790)

Other Assets and Liabilities (Net) (84.7%)		(422,377)

Net Assets 100.0%		$498,627

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal only security.
(d)	Coupon represents a weighted average yield.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $4,324 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	Securities with an aggregate market value of $10 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $115,639 at a weighted average interest rate of 0.181%. On June 30, 2010, securities valued at $80,944 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $474 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	165	$122
90-Day Eurodollar September Futures	Long	09/2010	4	(1)
Corn September Futures	Short	09/2010	20	7
Soybean November Futures	Long	11/2010	8	(13)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	46	81
Wheat September Futures	Long	09/2010	45	(41)
Wheat September Futures	Short	09/2010	45	(1)

				$154

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.790%		$1,500	$19	$0	$19
HCP, Inc.	GSC	(2.910%	)	03/20/2018	2.176%		1,000	(48)	0	(48)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.243%		400	13	(13)	26
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.459%		1,000	36	0	36
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.778%		1,000	47	0	47
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%		400	(5)	0	(5)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	3.539%	EUR	1,700	296	210	86
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.470%		$1,000	(2)	0	(2)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	2.210%	$1,000	$47	$0	$47
UST LLC	BOA	(0.340%	)	09/20/2012	0.156%	900	(4)	0	(4)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.682%	400	(2)	0	(2)

							$397	$197	$200

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	$1,000	$(16)	$(14)	$(2)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	1,800	(90)	(60)	(30)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	500	(8)	(10)	2
France Government Bond	CITI	0.250%	06/20/2015	0.887%	800	(24)	(19)	(5)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	500	(15)	(16)	1
France Government Bond	JPM	0.250%	06/20/2015	0.887%	500	(15)	(18)	3
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	500	(3)	(6)	3
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	500	(20)	(12)	(8)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	1,000	13	8	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,500	19	12	7

						$(159)	$(135)	$(24)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY	EUR	500	$20	$0	$20
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	62	0	62
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		600	23	0	23
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	4,100	(92)	(73)	(19)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(56)	(86)	30
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,100	5	4	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,900	26	22	4
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		4,300	(1)	(4)	3
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		4,900	54	44	10
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		8,800	95	70	25
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	9	1	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	39	2	37
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		9,500	14	5	9
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,800	5	5	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		3,200	7	0	7
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		400	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	5	4	1
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		4,000	25	16	9
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$3,900	368	220	148
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		400	28	20	8
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	HSBC		4,700	331	322	9
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		600	42	28	14

							$1,011	$601	$410

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(441.600)	11/26/2010	MSC	61	$41	$0	$41
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	195	(143)	0	(143)

						$(102)	$0	$(102)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio  (Cont.)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	20,857	3-Month U.S. Treasury Bill rate plus a specified spread	$46,040	07/28/2010	BCLY	$(677)
Receive	DJUBSF3T Index	82,888	3-Month U.S. Treasury Bill rate plus a specified spread	43,830	07/28/2010	BCLY	(685)
Receive	DJUBSTR Index	78,494	3-Month U.S. Treasury Bill rate plus a specified spread	20,110	07/28/2010	BCLY	(293)
Receive	CVICSTR3 Index	32,950	3-Month U.S. Treasury Bill rate plus a specified spread	8,970	07/28/2010	CITI	(131)
Receive	DJUBSF3T Index	9,928	3-Month U.S. Treasury Bill rate plus a specified spread	5,250	07/28/2010	CITI	(82)
Receive	DJUBSTR Index	78,689	3-Month U.S. Treasury Bill rate plus a specified spread	20,160	07/28/2010	CITI	(294)
Receive(6)	SPGCKWP Index	31,916	0.200%	1,278	07/28/2010	CITI	16
Pay(6)	SPGCWHP Index	67,593	0.000%	1,184	07/28/2010	CITI	(39)
Pay(6)	DJUBSHG Index	8,881	0.000%	2,981	07/28/2010	CSFB	134
Receive	DJUBSTR Index	231,930	3-Month U.S. Treasury Bill rate plus a specified spread	59,420	07/28/2010	CSFB	(866)
Receive(6)	SPGCICP Index	4,923	0.000%	3,013	07/28/2010	CSFB	(156)
Receive	DJUBSF1T Index	2,082	3-Month U.S. Treasury Bill rate plus a specified spread	950	07/28/2010	GSC	(14)
Receive	DJUBSTR Index	34,817	3-Month U.S. Treasury Bill rate plus a specified spread	8,920	07/28/2010	GSC	(130)
Receive	ENHGD84T Index	139,213	3-Month U.S. Treasury Bill rate plus a specified spread	44,500	07/28/2010	GSC	(654)
Receive	DJUBSF3T Index	14,637	3-Month U.S. Treasury Bill rate plus a specified spread	7,740	07/28/2010	JPM	(121)
Receive	DJUBSTR Index	41,413	3-Month U.S. Treasury Bill rate plus a specified spread	10,610	07/28/2010	JPM	(155)
Receive	DJUBSTR Index	19,048	3-Month U.S. Treasury Bill rate plus a specified spread	4,880	07/28/2010	MLP	(71)
Receive	DJUBSTR Index	184,896	3-Month U.S. Treasury Bill rate plus a specified spread	47,280	07/28/2010	MSC	(690)
Receive	MOTT3001 Index	218,899	3-Month U.S. Treasury Bill rate plus a specified spread	59,900	07/28/2010	MSC	(873)
Receive	MOTT3002 Index	366,789	3-Month U.S. Treasury Bill rate plus a specified spread	99,450	07/28/2010	MSC	(1,450)
Receive	MOTT3007 Index	38,376	3-Month U.S. Treasury Bill rate plus a specified spread	10,360	07/28/2010	MSC	(161)
Pay	SPGCCNTR Index	4,344	3-Month U.S. Treasury Bill rate plus a specified spread	390	07/28/2010	MSC	(23)
Receive(6)	SPGCKWP Index	27,167	0.200%	1,087	07/28/2010	MSC	14
Pay(6)	SPGCWHP Index	57,535	0.000%	1,007	07/28/2010	MSC	(33)
Receive	DJUBSTR Index	38,759	3-Month U.S. Treasury Bill rate plus a specified spread	9,930	07/28/2010	UBS	(145)

							$(7,579)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)	At the maturity date, a net cash flow is exchanged, where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.068	07/08/2010	SOG	$1,200	$64	$0	$64
Pay	London Gold Market Fixing Ltd. PM	0.081	08/12/2010	SOG	1,100	70	0	70
Pay	London Gold Market Fixing Ltd. PM	0.066	12/07/2010	DUB	500	(11)	0	(11)
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC	3,100	(113)	0	(113)
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	2,100	(8)	0	(8)
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	400	(1)	0	(1)

						$1	$0	$1

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(l)	Purchased options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	17	$155	$119

(m)	Written options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	17	$155	$139

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC DJUBS January Futures	$245.000	01/04/2011	1,500,000	$60	$0
Call - OTC DJUBS October Futures	230.000	10/19/2010	1,000,000	0	0
Put - OTC DJUBS January Futures	160.000	01/04/2011	1,500,000	81	290
Put - OTC DJUBS October Futures	150.000	10/19/2010	1,000,000	0	154

				$141	$444

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$5,300	$18	$137
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,300	38	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	8,600	23	201
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	5,300	26	213
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	5,300	35	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,600	39	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	5	28
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,000	43	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	17	85
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	23	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	7,900	59	318
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	7,900	42	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,100	9	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,900	13	1

							$482	$985

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY 90.000	07/21/2010	$1,500	$14	$34

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$38
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	137
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	13

						$147	$188

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	5,000,022	$110,900	$1,347
Sales	517	112,200	1,468
Closing Buys	(381)	(115,100)	(1,740)
Expirations	0	(11,400)	(54)
Exercised	(141)	(3,200)	(82)

Balance at 06/30/2010	5,000,017	$93,400	$939

(n)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	429	07/2010	JPM	$13	$0	$13
Buy	BRL	183	08/2010	GSC	0	0	0
Sell	CAD	695	07/2010	RBS	26	0	26
Sell		3,541	07/2010	UBS	195	0	195
Sell	CHF	226	07/2010	CITI	0	0	0
Buy		226	07/2010	GSC	10	0	10
Buy		226	09/2010	CITI	0	0	0
Sell		222	09/2010	CITI	0	(9)	(9)
Buy	CNY	1,048	11/2010	BCLY	0	(3)	(3)
Buy		1,698	11/2010	CITI	0	(5)	(5)
Buy		4,376	11/2010	DUB	0	(14)	(14)
Buy		1,727	11/2010	MSC	0	(6)	(6)
Buy		2,523	01/2011	BOA	0	(6)	(6)
Buy		4,418	01/2011	DUB	0	(5)	(5)
Buy		6,370	01/2011	JPM	0	(11)	(11)
Buy		4,515	01/2011	MSC	0	(11)	(11)
Buy	EUR	809	07/2010	BCLY	0	(4)	(4)
Sell		10,638	07/2010	BCLY	1,230	0	1,230
Buy		144	07/2010	CITI	0	(1)	(1)

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	977	07/2010	RBS	$16	$0	$16
Buy		3,634	08/2010	CITI	0	(41)	(41)
Sell	GBP	1,176	09/2010	BOA	0	(14)	(14)
Sell	JPY	328,674	07/2010	BOA	0	(128)	(128)
Buy	KRW	56,000	07/2010	BCLY	0	(2)	(2)
Sell		497,136	07/2010	BCLY	6	(1)	5
Sell		489,780	07/2010	CITI	7	0	7
Buy		111,621	07/2010	DUB	0	(3)	(3)
Buy		949,600	07/2010	JPM	0	(24)	(24)
Buy		92,745	07/2010	MSC	0	(3)	(3)
Sell		223,050	07/2010	RBS	1	0	1
Buy		221,995	08/2010	MSC	0	(7)	(7)
Buy		832,429	11/2010	BCLY	1	(18)	(17)
Buy		384,310	11/2010	BOA	0	(12)	(12)
Buy		1,963,637	11/2010	CITI	0	(72)	(72)
Buy		279,024	11/2010	DUB	0	(12)	(12)
Buy		140,760	11/2010	GSC	0	(5)	(5)
Buy		1,159,558	11/2010	JPM	0	(64)	(64)
Buy		541,017	11/2010	MSC	0	(29)	(29)
Buy		223,050	11/2010	RBS	0	(1)	(1)
Sell		911,600	11/2010	RBS	56	0	56
Sell	MXN	11,161	09/2010	CITI	45	0	45
Sell		13,822	09/2010	DUB	51	0	51
Sell		27,286	09/2010	GSC	109	0	109
Sell		12,425	09/2010	RBS	48	0	48
Buy		64,693	09/2010	UBS	0	(49)	(49)
Buy	MYR	22	10/2010	CITI	0	0	0
Buy		10	10/2010	DUB	0	0	0
Sell		32	10/2010	DUB	0	0	0
Sell	PHP	159	11/2010	BCLY	0	0	0
Sell		158	11/2010	CITI	0	0	0
Buy		317	11/2010	UBS	0	0	0

					$1,814	$(560)	$1,254

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$212,867	$949	$213,816
Municipal Bonds & Notes	0	218	0	218
U.S. Government Agencies	0	22,168	0	22,168
U.S. Treasury Obligations	0	485,297	0	485,297
Mortgage-Backed Securities	0	24,838	1,833	26,671
Asset-Backed Securities	900	21,966	2,268	25,134
Sovereign Issues	0	15,153	0	15,153
Convertible Preferred Securities	281	0	0	281
Short-Term Instruments	75,622	58,315	0	133,937
Purchased Options	0	0	119	119

Investments, at value	$76,803	$840,822	$5,169	$922,794
Financial Derivative Instruments (3)	$154	$(6,858)	$(772)	$(7,476)

Totals	$76,957	$833,964	$4,397	$915,318

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$0	$951	$0	$0	$(2)	$0	$0	$949	$(2)
Mortgage-Backed Securities	0	1,797	1	0	35	0	0	1,833	35
Asset-Backed Securities	0	2,265	1	0	2	0	0	2,268	2
Purchased Options	0	155	0	0	(36)	0	0	119	(36)

Investments, at value	$0	$5,168	$2	$0	$(1)	$0	$0	$5,169	$(1)
Financial Derivative Instruments(3)	$(359)	$(302)	$0	$0	$(111)	$0	$0	$(772)	$(111)

Totals	$(359)	$4,866	$2	$0	$(112)	$0	$0	$4,397	$(112)

(1)	See note 2 in the Notes to Financial Statements for additional information.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$119	$119
Variation margin receivable(2)	1	0	0	0	0	1
Unrealized appreciation on foreign currency contracts	0	1,814	0	0	0	1,814
Unrealized appreciation on swap agreements	429	0	282	0	339	1,050

	$430	$1,814	$282	$0	$458	$2,984

Liabilities:
Written options outstanding	$1,173	$33	$0	$445	$139	$1,790
Variation margin payable (2)	23	0	0	0	47	70
Unrealized depreciation on foreign currency contracts	0	560	0	0	0	560
Unrealized depreciation on swap agreements	19	0	106	0	8,019	8,144

	$1,215	$593	$106	$445	$8,205	$10,564

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$89	$89
Net realized gain (loss) on futures contracts, written options and swaps	2,636	54	(1,174)	0	(46,319)	(44,803)
Net realized gain on foreign currency transactions	0	767	0	0	0	767

	$2,636	$821	$(1,174)	$0	$(46,230)	$(43,947)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(36)	$(36)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,319)	(20)	1,077	(86)	(6,012)	(6,360)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,208	0	0	0	1,208

	$(1,319)	$1,188	$1,077	$(86)	$(6,048)	$(5,188)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $154 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders   Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

(h) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S.

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Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which

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Notes to Financial Statements  (Cont.)

expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the

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quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in

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Notes to Financial Statements  (Cont.)

traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of June 30, 2010, net assets of the Portfolio were approximately $499 million, of which approximately $76 million, or approximately 15.2%, represented the Portfolio’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The CRRS Subsidiary has entered into a separate contract with PIMCO for the management of the CRRS Subsidiary’s portfolio pursuant to which the CRRS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Waiver by Manager. For the period ended June 30, 2010, the amount was $251,989.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 46,480	$ 443,835	$ 414,700	$ 0	$ 75,622	$ 35	$ 7

Semiannual Report	June 30, 2010	25

Notes to Financial Statements  (Cont.)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,223,235	$2,208,290	$114,588	$63,295

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	8,004	$65,749	28,847	$228,893
Advisor Class	1,767	14,448	3,959	31,279
Issued as reinvestment of distributions
Administrative Class	4,851	37,872	7,181	60,731
Advisor Class	945	7,399	1,279	10,840
Cost of shares redeemed
Administrative Class	(12,892)	(104,961)	(11,116)	(87,986)
Advisor Class	(1,044)	(8,472)	(1,218)	(9,887)
Net increase resulting from Portfolio share transactions	1,631	$12,035	28,932	$233,870

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	3	70	*
Advisor Class	5	82

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking

26	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the CRRS Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$8,401	$(4,224)	$4,177

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	HSBC	HSBC Bank USA	SOG	Societe Generale
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	MYR	Malaysian Ringgit
CAD	Canadian Dollar	JPY	Japanese Yen	PHP	Philippine Peso
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
CNY	Chinese Renminbi

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3002	Modified Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	ENHGD84T	Dow Jones-AIG E84 Total Return	SPGCCNTR	S&P GSCI Corn Index
DJUBS	Dow Jones-UBS Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	SPGCKWP	S&P GSCI Kansas Wheat Index
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	SPGCWHP	S&P GSCI Wheat Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

28	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS09 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

2	PIMCO Variable Insurance Trust

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	52.6%
Corporate Bonds & Notes	23.2%
Short-Term Instruments	14.5%
Mortgage-Backed Securities	2.9%
Asset-Backed Securities	2.7%
Other	4.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (02/28/06)
PIMCO CommodityRealReturn Strategy Portfolio Advisor Class	-6.11%	14.52%	-1.58%
Dow Jones-UBS Commodity Index Total Return±	-9.60%	2.75%	-3.43%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Subsidiary, as supplemented to date, is 1.21% for Advisor Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$938.89	$1,019.69
Expenses Paid During Period†	$4.95	$5.16

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 1.03% for the Advisor Class reflects net annualized expenses after application of an expense waiver of 0.09%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio’s benchmark index, the Dow Jones-UBS Commodity Index Total Return, declined 9.60% over the reporting period, driven by negative returns in the index’s energy, industrial metals and grains sectors. The precious metals sector posted the highest return of 12.87%.

»	A curve-steepening bias in the U.S. detracted from performance as the 30-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the reporting period.

»	Below-index U.S. real duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. real yield declined during the reporting period.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return during the reporting period.

»	Above-index U.S. nominal duration added to performance as the ten-year U.S. Treasury yield declined during the reporting period.

»	Above-index European nominal duration benefited performance as the ten-year European yield decreased during the reporting period.

»	Holdings of senior commercial and non-Agency mortgage-backed securities added to performance as yield spreads of mortgage securities tightened over U.S. Treasuries during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$8.64	$7.01	$13.35	$11.30	$11.68
Net investment income (a)	0.06	0.20	0.42	0.46	0.34
Net realized/unrealized gain (loss) on investments	(0.57)	2.64	(6.08)	2.11	(0.16)
Total income (loss) from investment operations	(0.51)	2.84	(5.66)	2.57	0.18
Dividends from net investment income	(0.68)	(0.44)	(0.56)	(0.52)	(0.51)
Distributions from net realized capital gains	0.00	(0.77)	(0.12)	0.00	(0.05)
Total distributions	(0.68)	(1.21)	(0.68)	(0.52)	(0.56)
Net asset value end of year or period	$7.45	$8.64	$7.01	$13.35	$11.30
Total return	(6.11)%	41.62%	(43.85)%	23.15%	1.51%
Net assets end of year or period (000s)	$87,494	$87,037	$42,491	$33,854	$6,084
Ratio of expenses to average net assets	1.03%*	1.08%	1.16%	1.06%	1.03%*
Ratio of expenses to average net assets excluding waivers	1.12%*	1.21%	1.25%	1.13%	1.03%*
Ratio of expenses to average net assets excluding interest expense	0.99%*	0.99%	0.99%	0.97%	1.03%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.08%*	1.12%	1.08%	1.04%	1.03%*
Ratio of net investment income to average net assets	1.56%*	2.43%	3.19%	3.76%	3.50%*
Portfolio turnover rate	266%	742%	1,156%	856%	993%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Consolidated Statement of Assets and Liabilities CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$812,461
Investments in Affiliates, at value	75,622
Repurchase agreements, at value	34,711
Cash	1,835
Foreign currency, at value	906
Receivable for investments sold	541
Receivable for investments sold on a delayed-delivery basis	43,595
Receivable for Portfolio shares sold	370
Interest and dividends receivable	4,459
Dividends receivable from Affiliates	11
Variation margin receivable	1
Swap premiums paid	994
Unrealized appreciation on foreign currency contracts	1,814
Unrealized appreciation on swap agreements	1,050
Other assets	1
978,371

Liabilities:
Payable for reverse repurchase agreements	$80,769
Payable for investments purchased	6,305
Payable for investments in Affiliates purchased	11
Payable for investments purchased on a delayed-delivery basis	365,164
Payable for Portfolio shares redeemed	3,911
Written options outstanding	1,790
Deposits from counterparty	12,321
Accrued related party fees	368
Variation margin payable	70
Swap premiums received	331
Unrealized depreciation on foreign currency contracts	560
Unrealized depreciation on swap agreements	8,144
479,744

Net Assets	$498,627

Net Assets Consist of:
Paid in capital	$516,457
Undistributed net investment income	42,119
Accumulated undistributed net realized (loss)	(57,594)
Net unrealized (depreciation)	(2,355)
$498,627

Net Assets:
Administrative Class	$411,133
Advisor Class	87,494

Shares Issued and Outstanding:
Administrative Class	55,457
Advisor Class	11,746

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$7.41
Advisor Class	7.45

Cost of Investments Owned	$808,284
Cost of Investments in Affiliates Owned	$75,622
Cost of Repurchase Agreements Owned	$34,711
Cost of Foreign Currency Held	$897
Premiums Received on Written Options	$939

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$6,858
Dividends	12
Dividends from Affiliate investments	35
Total Income	6,905

Expenses:
Investment advisory fees	1,480
Supervisory and administrative fees	737
Servicing fees – Administrative Class	334
Distribution and/or servicing fees – Advisor Class	107
Trustees’ fees	4
Interest expense	101
Total Expenses	2,763
Waiver by Manager	(252)
Net Expenses	2,511

Net Investment Income	4,394

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	16,139
Net realized gain on Affiliate investments	7
Net realized (loss) on futures contracts, written options and swaps	(44,803)
Net realized gain on foreign currency transactions	535
Net change in unrealized (depreciation) on investments	(3,768)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(6,360)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,223
Net (Loss)	(37,027)

Net (Decrease) in Net Assets Resulting from Operations	$(32,633)

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Consolidated Statements of Changes in Net Assets CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,394	$11,573
Net realized gain (loss)	(28,129)	123,078
Net realized gain on Affiliate investments	7	20
Net change in unrealized appreciation (depreciation)	(8,905)	11,398
Net increase (decrease) resulting from operations	(32,633)	146,069

Distributions to Shareholders:
From net investment income
Administrative Class	(37,872)	(22,026)
Advisor Class	(7,399)	(3,921)
From net realized capital gains
Administrative Class	0	(39,122)
Advisor Class	0	(6,918)

Total Distributions	(45,271)	(71,987)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	65,749	228,893
Advisor Class	14,448	31,279
Issued as reinvestment of distributions
Administrative Class	37,872	60,731
Advisor Class	7,399	10,840
Cost of shares redeemed
Administrative Class	(104,961)	(87,986)
Advisor Class	(8,472)	(9,887)
Net increase resulting from Portfolio share transactions	12,035	233,870

Total Increase (Decrease) in Net Assets	(65,869)	307,952

Net Assets:
Beginning of period	564,496	256,544
End of period*	$498,627	$564,496

*Including undistributed net investment income of:	$42,119	$82,996

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Cash Flows CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations (excluding interest expense)	$(32,532)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(2,337,823)
Proceeds from sales of long-term securities	2,271,585
Proceeds from sales of short-term portfolio investments, net	33,584
Decrease in deposits with counterparty	232
Increase in receivable for investments sold	(10,841)
Decrease in interest and dividends receivable	676
Increase in swap premiums paid	(47,458)
Decrease in other assets	1
Increase in payable for investments purchased	96,186
Decrease in accrued related party fees	(104)
Increase in reimbursement to manager	4
Payments from futures transactions	672
Proceeds for currency transactions	551
Change in unrealized depreciation on investments	8,905
Net realized (loss) on investments	28,122
Net premium on investments	1,565
Net cash provided by operating activities	13,324

Cash flows used for financing activities:
Proceeds from shares sold	84,770
Payment on shares redeemed	(114,435)
Cash dividend paid*	(1)
Net borrowing of reverse repurchase agreements	27,776
Interest expense paid	(101)
Decrease in deposits from counterparty	(10,486)
Net cash used for financing activities	(12,477)

Net Increase in Cash and Foreign Currency	847

Cash and Foreign Currency:
Beginning of period	1,894
End of period	$2,741

* Reinvestment of dividends	$45,271

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 42.9%

BANKING & FINANCE 40.2%

Ally Financial, Inc.
6.875% due 09/15/2011	$500	$509

American Express Bank FSB
0.477% due 05/29/2012	200	197

American Express Centurion Bank
0.430% due 07/13/2010	1,000	1,000

American Express Credit Corp.
0.467% due 02/24/2012	1,100	1,088
0.496% due 10/04/2010	600	600
0.510% due 06/16/2011	500	498
5.875% due 05/02/2013	400	438

American International Group, Inc.
8.175% due 05/15/2068	800	638

ANZ National International Ltd.
0.900% due 08/19/2014	1,000	1,009
6.200% due 07/19/2013	1,300	1,442

Bank of America Corp.
5.375% due 06/15/2014	1,000	1,052

Bank of Montreal
2.850% due 06/09/2015	1,900	1,934

Bank of Scotland PLC
4.880% due 04/15/2011	700	723

Barclays Bank PLC
7.434% due 09/29/2049	200	180

Bear Stearns Cos. LLC
6.950% due 08/10/2012	700	768

Citibank N.A.
1.375% due 08/10/2011	13,400	13,532

Citigroup, Inc.
0.535% due 05/18/2011	300	298
5.250% due 02/27/2012	1,000	1,036
6.500% due 01/18/2011	3,700	3,790

Commonwealth Bank of Australia
0.714% due 07/12/2013	8,900	8,874
0.819% due 09/17/2014	15,800	15,754

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	300	305

Dexia Credit Local
0.808% due 04/29/2014	7,900	7,899

Ford Motor Credit Co. LLC
3.048% due 01/13/2012	800	778
7.250% due 10/25/2011	600	617

General Electric Capital Corp.
0.539% due 09/21/2012	2,800	2,808
0.539% due 12/21/2012	3,100	3,112
0.708% due 06/01/2012	15,000	15,087

Goldman Sachs Group, Inc.
0.533% due 02/06/2012	300	293
0.794% due 01/12/2015	6,500	5,991
0.988% due 03/22/2016	2,000	1,787

HBOS PLC
6.750% due 05/21/2018	1,000	938

HCP, Inc.
6.700% due 01/30/2018	1,000	1,056

HSBC Finance Corp.
0.584% due 08/09/2011	600	595
6.750% due 05/15/2011	3,000	3,124

ING Bank NV
0.928% due 01/13/2012	3,500	3,521
1.333% due 03/30/2012	6,300	6,324

International Lease Finance Corp.
0.621% due 07/01/2011	1,000	923
5.625% due 09/20/2013	400	363

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.474% due 01/17/2011		$1,100	$1,101

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	146
7.000% due 09/27/2027 (a)		100	20

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,041

Merna Reinsurance Ltd.
0.940% due 07/07/2010		1,000	1,000

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		2,700	2,655
0.768% due 06/05/2012		2,000	1,943
1.492% due 09/27/2012	EUR	200	235
5.450% due 07/15/2014		$200	212
6.050% due 08/15/2012		3,900	4,150

MetLife of Connecticut Institutional Funding Ltd.
0.553% due 12/08/2011		1,000	969

Metropolitan Life Global Funding I
0.787% due 03/15/2012		300	296
1.664% due 09/17/2012		2,500	2,510

Morgan Stanley
0.783% due 10/15/2015		600	536
1.029% due 03/01/2013	EUR	200	230
2.930% due 05/14/2013		$6,100	6,127

National Australia Bank Ltd.
0.795% due 07/08/2014		7,900	7,987
5.350% due 06/12/2013		1,000	1,084

New York Life Global Funding
0.849% due 12/20/2013	EUR	3,500	4,159
4.650% due 05/09/2013		$1,000	1,074

NIBC Bank NV
2.800% due 12/02/2014		3,700	3,753

Pacific Life Global Funding
5.150% due 04/15/2013		300	315

Racers
0.763% due 07/25/2017		1,000	949

Royal Bank of Scotland Group PLC
0.904% due 01/30/2017	EUR	2,000	1,978
1.213% due 04/23/2012		$500	507
1.450% due 10/20/2011		5,500	5,513

Santander Holdings USA, Inc.
4.900% due 09/23/2010		1,000	1,006

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		5,300	5,146

SLM Corp.
5.050% due 11/14/2014		2,000	1,791

U.S. Central Federal Credit Union
1.900% due 10/19/2012		3,200	3,269

UBS AG
1.785% due 09/29/2011		3,500	3,517

Wachovia Bank N.A.
0.606% due 12/02/2010		400	400

Wachovia Corp.
0.433% due 10/15/2011		1,000	993
0.443% due 04/23/2012		6,900	6,821
2.114% due 05/01/2013		2,000	2,036

Wells Fargo Capital XIII
7.700% due 12/29/2049		500	507

Western Corporate Federal Credit Union
1.750% due 11/02/2012		3,100	3,154

Westpac Banking Corp.
0.726% due 12/14/2012		10,200	10,207
0.817% due 09/10/2014		300	301

			200,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.2%

Cardinal Health, Inc.
6.000% due 06/15/2017	$1,500	$1,679

Dow Chemical Co.
2.624% due 08/08/2011	1,200	1,219
4.850% due 08/15/2012	1,000	1,056

Masco Corp.
6.125% due 10/03/2016	1,000	969

PACCAR, Inc.
1.710% due 09/14/2012	1,700	1,730

Rexam PLC
6.750% due 06/01/2013	400	431

RPM International, Inc.
6.500% due 02/15/2018	1,000	1,061

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,005

UST LLC
6.625% due 07/15/2012	900	973

WM Wrigley Jr. Co.
1.912% due 06/28/2011	500	500

Xstrata Canada Corp.
7.350% due 06/05/2012	400	434

		11,057

UTILITIES 0.5%

BP Capital Markets PLC
0.667% due 04/11/2011	200	191

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,000	2,049

		2,240

Total Corporate Bonds & Notes (Cost $213,878)		213,816

MUNICIPAL BONDS & NOTES 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	143

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	75

Total Municipal Bonds & Notes (Cost $288)		218

U.S. GOVERNMENT AGENCIES 4.5%

Fannie Mae
0.697% due 05/25/2042	17	16
1.627% due 10/01/2044	20	20
2.817% due 11/01/2034	114	119
2.885% due 05/25/2035	155	162
5.223% due 07/01/2035	219	233
5.345% due 11/01/2035	436	467
5.372% due 01/01/2036	674	722
5.950% due 02/25/2044	48	53

Freddie Mac
0.204% due 02/01/2011	413	413
0.297% due 12/29/2011	4,200	4,199
0.298% due 12/21/2011	6,400	6,398
0.580% due 02/15/2019	1,283	1,286
0.607% due 08/25/2031	3	3
1.621% due 02/25/2045	168	170
2.631% due 01/01/2034	18	18
5.500% due 05/15/2016	57	57
6.357% due 09/01/2036	500	525
6.507% due 10/01/2036	702	740
6.632% due 07/01/2036	635	666

Ginnie Mae
0.648% due 03/20/2037	5,054	5,010

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Small Business Administration
5.510% due 11/01/2027	$809	$891

Total U.S. Government Agencies (Cost $21,951)		22,168

U.S. TREASURY OBLIGATIONS 97.3%

Treasury Inflation Protected Securities (e)
0.625% due 04/15/2013	5,160	5,271
1.250% due 04/15/2014	26,903	28,124
1.375% due 07/15/2018	11,022	11,438
1.375% due 01/15/2020	2,823	2,895
1.625% due 01/15/2015 (i)	50,815	53,709
1.625% due 01/15/2018 (j)	11,867	12,520
1.875% due 07/15/2013	25,525	27,025
1.875% due 07/15/2015 (i)	20,393	21,876
1.875% due 07/15/2019	25,988	27,895
2.000% due 04/15/2012	1,826	1,894
2.000% due 01/15/2014 (j)	18,059	19,256
2.000% due 07/15/2014 (j)	46,110	49,524
2.000% due 01/15/2016	57,999	62,639
2.000% due 01/15/2026	2,856	3,027
2.125% due 01/15/2019	6,195	6,771
2.125% due 02/15/2040	101	111
2.375% due 01/15/2017	22,487	24,848
2.375% due 01/15/2025	7,751	8,617
2.500% due 07/15/2016	19,867	22,135
2.625% due 07/15/2017 (j)	20,721	23,397
3.000% due 07/15/2012 (i)	55,928	59,550
3.375% due 01/15/2012	4,051	4,273
3.875% due 04/15/2029	133	178

U.S. Treasury Notes
2.750% due 05/31/2017	300	307
3.500% due 05/15/2020	2,300	2,410
3.625% due 08/15/2019	1,000	1,059
3.625% due 02/15/2020 (i)	4,300	4,548

Total U.S. Treasury Obligations (Cost $480,853)		485,297

MORTGAGE-BACKED SECURITIES 5.4%

American General Mortgage Loan Trust
5.150% due 03/25/2058	1,895	1,898

Arkle Master Issuer PLC
1.534% due 05/17/2060	1,600	1,591

Banc of America Large Loan, Inc.
0.860% due 08/15/2029	1,078	984

Banc of America Mortgage Securities, Inc.
2.869% due 06/25/2035	409	381
5.187% due 11/25/2034	373	349

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	85	82
2.560% due 08/25/2035	146	138
2.760% due 03/25/2035	275	256
2.934% due 03/25/2035	87	80
3.478% due 01/25/2035	988	956

Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (c)	800	786

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	65	64

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	670	424
5.563% due 12/26/2046	3,998	2,643

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	93

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	169	149
3.157% due 08/25/2035	195	169
4.700% due 12/25/2035	1,424	1,304
5.906% due 09/25/2037	2,189	1,508

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	400	411
5.886% due 11/15/2044	200	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.542% due 12/20/2046	$2,810	$1,389
6.000% due 02/25/2037	524	376

Countrywide Home Loan Mortgage Pass-Through Trust
3.385% due 08/25/2034	93	66
3.829% due 11/19/2033	14	14

Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039	1,000	1,047

First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034	35	30

Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047	271	254
0.617% due 11/25/2045	19	10

Harborview Mortgage Loan Trust
0.588% due 03/19/2036	111	60

Hilton Hotel Pool Trust
0.851% due 10/03/2015	2,500	2,498

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	340	337
5.429% due 12/12/2043	310	320

JPMorgan Mortgage Trust
5.017% due 02/25/2035	1,113	1,115

LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	200	202

MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034	100	87

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	100	100

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	572	516

Morgan Stanley Capital I
6.075% due 06/11/2049	25	25

Residential Accredit Loans, Inc.
0.597% due 08/25/2037	2,511	1,292
1.772% due 09/25/2045	308	174

Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	29	15
2.744% due 02/25/2034	47	44

Structured Asset Mortgage Investments, Inc.
0.678% due 10/19/2034	40	36

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	824	698
0.440% due 09/15/2021	539	490
5.418% due 01/15/2045	310	324
5.572% due 10/15/2048	200	207

Wells Fargo Mortgage-Backed Securities Trust
5.043% due 03/25/2036	530	476

Total Mortgage-Backed Securities (Cost $26,717)		26,671

ASSET-BACKED SECURITIES 5.0%

AMMC CDO
0.722% due 05/03/2018	500	471

ARES CLO Funds
0.764% due 03/12/2018	692	665

Bank of America Auto Trust
1.700% due 12/15/2011	1,754	1,757

Carrington Mortgage Loan Trust
0.667% due 10/25/2035	180	170

Chase Issuance Trust
0.800% due 09/17/2012	3,500	3,503

Credit-Based Asset Servicing & Securitization LLC
0.467% due 07/25/2037	53	46

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
2.000% due 12/15/2011		$815	$817
2.850% due 05/15/2013		3,200	3,262

Fremont Home Loan Trust
0.407% due 01/25/2037		15	13

GSAMP Trust
0.417% due 12/25/2036		183	120

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		350	350

HSBC Home Equity Loan Trust
5.910% due 03/20/2036		162	163

MBNA Credit Card Master Note Trust
4.500% due 01/15/2013		1,000	1,005

Morgan Stanley ABS Capital I
0.397% due 11/25/2036		59	58

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		290	211

Navigator CDO Ltd.
1.286% due 11/15/2015		500	490

Residential Asset Mortgage Products, Inc.
0.427% due 02/25/2037		545	530

SLM Student Loan Trust
0.316% due 04/25/2017		69	69
0.356% due 04/25/2019		2,200	2,119
1.816% due 04/25/2023		6,627	6,859
1.846% due 12/15/2017 (b)		900	900

Specialty Underwriting & Residential Finance
0.407% due 01/25/2038		230	199

Structured Asset Securities Corp.
1.843% due 04/25/2035		837	614

Symphony CLO Ltd.
0.676% due 05/15/2019		700	641

WaMu Asset-Backed Certificates
0.397% due 01/25/2037		119	102

Total Asset-Backed Securities (Cost $25,009)			25,134

SOVEREIGN ISSUES 3.0%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	2,000	1,806
4.000% due 08/20/2015		1,200	1,703
4.000% due 08/20/2020		1,200	1,636

Canada Government Bond
2.000% due 12/01/2014	CAD	2,600	2,417
2.500% due 06/01/2015		1,900	1,799

New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	300	257

Societe Financement de l’Economie Francaise
0.504% due 07/16/2012		5,000	5,027
2.125% due 01/30/2012		500	508

Total Sovereign Issues (Cost $15,527)			15,153

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		300	281

Total Convertible Preferred Securities (Cost $300)			281

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 26.9%

CERTIFICATES OF DEPOSIT 1.3%

Barclays Bank PLC
1.639% due 12/16/2011	$6,700	$6,699

REPURCHASE AGREEMENTS 7.0%

Banc of America Securities LLC
0.030% due 07/01/2010	7,000	7,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $7,206. Repurchase proceeds are $7,000.)

Barclays Capital, Inc.
0.010% due 07/01/2010	7,000	7,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $7,141. Repurchase proceeds are $7,000.)

Citigroup Global Markets, Inc.
0.050% due 07/01/2010	6,400	6,400
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $6,538. Repurchase proceeds are $6,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	$7,000	$7,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $7,175. Repurchase proceeds are $7,000.)

JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	7,000	7,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $7,142. Repurchase proceeds are $7,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	311	311
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $321. Repurchase proceeds are $311.)

		34,711

U.S. TREASURY BILLS 3.3%
0.143% due 07/01/2010 - 09/02/2010 (d)(g)(h)	16,646	16,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.152% due 07/15/2010 (g)	$260	$260

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 15.2%
	7,551,635	75,622

Total Short-Term Instruments (Cost $133,939)		133,937

PURCHASED OPTIONS (l) 0.0%
(Cost $155)		119

Total Investments 185.1% (Cost $918,617)		$922,794

Written Options (m) (0.4%) (Premiums $939)		(1,790)

Other Assets and Liabilities (Net) (84.7%)		(422,377)

Net Assets 100.0%		$498,627

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal only security.
(d)	Coupon represents a weighted average yield.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $4,324 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	Securities with an aggregate market value of $10 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $115,639 at a weighted average interest rate of 0.181%. On June 30, 2010, securities valued at $80,944 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $474 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	165	$122
90-Day Eurodollar September Futures	Long	09/2010	4	(1)
Corn September Futures	Short	09/2010	20	7
Soybean November Futures	Long	11/2010	8	(13)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	46	81
Wheat September Futures	Long	09/2010	45	(41)
Wheat September Futures	Short	09/2010	45	(1)

				$154

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.790%		$1,500	$19	$0	$19
HCP, Inc.	GSC	(2.910%	)	03/20/2018	2.176%		1,000	(48)	0	(48)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.243%		400	13	(13)	26
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.459%		1,000	36	0	36
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.778%		1,000	47	0	47
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%		400	(5)	0	(5)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	3.539%	EUR	1,700	296	210	86
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.470%		$1,000	(2)	0	(2)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	2.210%	$1,000	$47	$0	$47
UST LLC	BOA	(0.340%	)	09/20/2012	0.156%	900	(4)	0	(4)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.682%	400	(2)	0	(2)

							$397	$197	$200

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	$1,000	$(16)	$(14)	$(2)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	1,800	(90)	(60)	(30)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	500	(8)	(10)	2
France Government Bond	CITI	0.250%	06/20/2015	0.887%	800	(24)	(19)	(5)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	500	(15)	(16)	1
France Government Bond	JPM	0.250%	06/20/2015	0.887%	500	(15)	(18)	3
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	500	(3)	(6)	3
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	500	(20)	(12)	(8)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	1,000	13	8	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,500	19	12	7

						$(159)	$(135)	$(24)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY	EUR	500	$20	$0	$20
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	62	0	62
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		600	23	0	23
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	4,100	(92)	(73)	(19)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(56)	(86)	30
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,100	5	4	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,900	26	22	4
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		4,300	(1)	(4)	3
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		4,900	54	44	10
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		8,800	95	70	25
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	9	1	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	39	2	37
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		9,500	14	5	9
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,800	5	5	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		3,200	7	0	7
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		400	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	5	4	1
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		4,000	25	16	9
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$3,900	368	220	148
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		400	28	20	8
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	HSBC		4,700	331	322	9
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		600	42	28	14

							$1,011	$601	$410

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(441.600)	11/26/2010	MSC	61	$41	$0	$41
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	195	(143)	0	(143)

						$(102)	$0	$(102)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio  (Cont.)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	20,857	3-Month U.S. Treasury Bill rate plus a specified spread	$46,040	07/28/2010	BCLY	$(677)
Receive	DJUBSF3T Index	82,888	3-Month U.S. Treasury Bill rate plus a specified spread	43,830	07/28/2010	BCLY	(685)
Receive	DJUBSTR Index	78,494	3-Month U.S. Treasury Bill rate plus a specified spread	20,110	07/28/2010	BCLY	(293)
Receive	CVICSTR3 Index	32,950	3-Month U.S. Treasury Bill rate plus a specified spread	8,970	07/28/2010	CITI	(131)
Receive	DJUBSF3T Index	9,928	3-Month U.S. Treasury Bill rate plus a specified spread	5,250	07/28/2010	CITI	(82)
Receive	DJUBSTR Index	78,689	3-Month U.S. Treasury Bill rate plus a specified spread	20,160	07/28/2010	CITI	(294)
Receive(6)	SPGCKWP Index	31,916	0.200%	1,278	07/28/2010	CITI	16
Pay(6)	SPGCWHP Index	67,593	0.000%	1,184	07/28/2010	CITI	(39)
Pay(6)	DJUBSHG Index	8,881	0.000%	2,981	07/28/2010	CSFB	134
Receive	DJUBSTR Index	231,930	3-Month U.S. Treasury Bill rate plus a specified spread	59,420	07/28/2010	CSFB	(866)
Receive(6)	SPGCICP Index	4,923	0.000%	3,013	07/28/2010	CSFB	(156)
Receive	DJUBSF1T Index	2,082	3-Month U.S. Treasury Bill rate plus a specified spread	950	07/28/2010	GSC	(14)
Receive	DJUBSTR Index	34,817	3-Month U.S. Treasury Bill rate plus a specified spread	8,920	07/28/2010	GSC	(130)
Receive	ENHGD84T Index	139,213	3-Month U.S. Treasury Bill rate plus a specified spread	44,500	07/28/2010	GSC	(654)
Receive	DJUBSF3T Index	14,637	3-Month U.S. Treasury Bill rate plus a specified spread	7,740	07/28/2010	JPM	(121)
Receive	DJUBSTR Index	41,413	3-Month U.S. Treasury Bill rate plus a specified spread	10,610	07/28/2010	JPM	(155)
Receive	DJUBSTR Index	19,048	3-Month U.S. Treasury Bill rate plus a specified spread	4,880	07/28/2010	MLP	(71)
Receive	DJUBSTR Index	184,896	3-Month U.S. Treasury Bill rate plus a specified spread	47,280	07/28/2010	MSC	(690)
Receive	MOTT3001 Index	218,899	3-Month U.S. Treasury Bill rate plus a specified spread	59,900	07/28/2010	MSC	(873)
Receive	MOTT3002 Index	366,789	3-Month U.S. Treasury Bill rate plus a specified spread	99,450	07/28/2010	MSC	(1,450)
Receive	MOTT3007 Index	38,376	3-Month U.S. Treasury Bill rate plus a specified spread	10,360	07/28/2010	MSC	(161)
Pay	SPGCCNTR Index	4,344	3-Month U.S. Treasury Bill rate plus a specified spread	390	07/28/2010	MSC	(23)
Receive(6)	SPGCKWP Index	27,167	0.200%	1,087	07/28/2010	MSC	14
Pay(6)	SPGCWHP Index	57,535	0.000%	1,007	07/28/2010	MSC	(33)
Receive	DJUBSTR Index	38,759	3-Month U.S. Treasury Bill rate plus a specified spread	9,930	07/28/2010	UBS	(145)

							$(7,579)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)	At the maturity date, a net cash flow is exchanged, where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.068	07/08/2010	SOG	$1,200	$64	$0	$64
Pay	London Gold Market Fixing Ltd. PM	0.081	08/12/2010	SOG	1,100	70	0	70
Pay	London Gold Market Fixing Ltd. PM	0.066	12/07/2010	DUB	500	(11)	0	(11)
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC	3,100	(113)	0	(113)
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	2,100	(8)	0	(8)
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	400	(1)	0	(1)

						$1	$0	$1

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(l)	Purchased options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	17	$155	$119

(m)	Written options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	17	$155	$139

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC DJUBS January Futures	$245.000	01/04/2011	1,500,000	$60	$0
Call - OTC DJUBS October Futures	230.000	10/19/2010	1,000,000	0	0
Put - OTC DJUBS January Futures	160.000	01/04/2011	1,500,000	81	290
Put - OTC DJUBS October Futures	150.000	10/19/2010	1,000,000	0	154

				$141	$444

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$5,300	$18	$137
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,300	38	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	8,600	23	201
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	5,300	26	213
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	5,300	35	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,600	39	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	5	28
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,000	43	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	17	85
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	23	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	7,900	59	318
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	7,900	42	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,100	9	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,900	13	1

							$482	$985

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY 90.000	07/21/2010	$1,500	$14	$34

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$38
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	137
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	13

						$147	$188

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	5,000,022	$110,900	$1,347
Sales	517	112,200	1,468
Closing Buys	(381)	(115,100)	(1,740)
Expirations	0	(11,400)	(54)
Exercised	(141)	(3,200)	(82)

Balance at 06/30/2010	5,000,017	$93,400	$939

(n)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	429	07/2010	JPM	$13	$0	$13
Buy	BRL	183	08/2010	GSC	0	0	0
Sell	CAD	695	07/2010	RBS	26	0	26
Sell		3,541	07/2010	UBS	195	0	195
Sell	CHF	226	07/2010	CITI	0	0	0
Buy		226	07/2010	GSC	10	0	10
Buy		226	09/2010	CITI	0	0	0
Sell		222	09/2010	CITI	0	(9)	(9)
Buy	CNY	1,048	11/2010	BCLY	0	(3)	(3)
Buy		1,698	11/2010	CITI	0	(5)	(5)
Buy		4,376	11/2010	DUB	0	(14)	(14)
Buy		1,727	11/2010	MSC	0	(6)	(6)
Buy		2,523	01/2011	BOA	0	(6)	(6)
Buy		4,418	01/2011	DUB	0	(5)	(5)
Buy		6,370	01/2011	JPM	0	(11)	(11)
Buy		4,515	01/2011	MSC	0	(11)	(11)
Buy	EUR	809	07/2010	BCLY	0	(4)	(4)
Sell		10,638	07/2010	BCLY	1,230	0	1,230
Buy		144	07/2010	CITI	0	(1)	(1)

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Consolidated Schedule of Investments   CommodityRealReturn® Strategy Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	977	07/2010	RBS	$16	$0	$16
Buy		3,634	08/2010	CITI	0	(41)	(41)
Sell	GBP	1,176	09/2010	BOA	0	(14)	(14)
Sell	JPY	328,674	07/2010	BOA	0	(128)	(128)
Buy	KRW	56,000	07/2010	BCLY	0	(2)	(2)
Sell		497,136	07/2010	BCLY	6	(1)	5
Sell		489,780	07/2010	CITI	7	0	7
Buy		111,621	07/2010	DUB	0	(3)	(3)
Buy		949,600	07/2010	JPM	0	(24)	(24)
Buy		92,745	07/2010	MSC	0	(3)	(3)
Sell		223,050	07/2010	RBS	1	0	1
Buy		221,995	08/2010	MSC	0	(7)	(7)
Buy		832,429	11/2010	BCLY	1	(18)	(17)
Buy		384,310	11/2010	BOA	0	(12)	(12)
Buy		1,963,637	11/2010	CITI	0	(72)	(72)
Buy		279,024	11/2010	DUB	0	(12)	(12)
Buy		140,760	11/2010	GSC	0	(5)	(5)
Buy		1,159,558	11/2010	JPM	0	(64)	(64)
Buy		541,017	11/2010	MSC	0	(29)	(29)
Buy		223,050	11/2010	RBS	0	(1)	(1)
Sell		911,600	11/2010	RBS	56	0	56
Sell	MXN	11,161	09/2010	CITI	45	0	45
Sell		13,822	09/2010	DUB	51	0	51
Sell		27,286	09/2010	GSC	109	0	109
Sell		12,425	09/2010	RBS	48	0	48
Buy		64,693	09/2010	UBS	0	(49)	(49)
Buy	MYR	22	10/2010	CITI	0	0	0
Buy		10	10/2010	DUB	0	0	0
Sell		32	10/2010	DUB	0	0	0
Sell	PHP	159	11/2010	BCLY	0	0	0
Sell		158	11/2010	CITI	0	0	0
Buy		317	11/2010	UBS	0	0	0

					$1,814	$(560)	$1,254

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$212,867	$949	$213,816
Municipal Bonds & Notes	0	218	0	218
U.S. Government Agencies	0	22,168	0	22,168
U.S. Treasury Obligations	0	485,297	0	485,297
Mortgage-Backed Securities	0	24,838	1,833	26,671
Asset-Backed Securities	900	21,966	2,268	25,134
Sovereign Issues	0	15,153	0	15,153
Convertible Preferred Securities	281	0	0	281
Short-Term Instruments	75,622	58,315	0	133,937
Purchased Options	0	0	119	119

Investments, at value	$76,803	$840,822	$5,169	$922,794
Financial Derivative Instruments (3)	$154	$(6,858)	$(772)	$(7,476)

Totals	$76,957	$833,964	$4,397	$915,318

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$0	$951	$0	$0	$(2)	$0	$0	$949	$(2)
Mortgage-Backed Securities	0	1,797	1	0	35	0	0	1,833	35
Asset-Backed Securities	0	2,265	1	0	2	0	0	2,268	2
Purchased Options	0	155	0	0	(36)	0	0	119	(36)

Investments, at value	$0	$5,168	$2	$0	$(1)	$0	$0	$5,169	$(1)
Financial Derivative Instruments(3)	$(359)	$(302)	$0	$0	$(111)	$0	$0	$(772)	$(111)

Totals	$(359)	$4,866	$2	$0	$(112)	$0	$0	$4,397	$(112)

(1)	See note 2 in the Notes to Financial Statements for additional information.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$119	$119
Variation margin receivable(2)	1	0	0	0	0	1
Unrealized appreciation on foreign currency contracts	0	1,814	0	0	0	1,814
Unrealized appreciation on swap agreements	429	0	282	0	339	1,050

	$430	$1,814	$282	$0	$458	$2,984

Liabilities:
Written options outstanding	$1,173	$33	$0	$445	$139	$1,790
Variation margin payable (2)	23	0	0	0	47	70
Unrealized depreciation on foreign currency contracts	0	560	0	0	0	560
Unrealized depreciation on swap agreements	19	0	106	0	8,019	8,144

	$1,215	$593	$106	$445	$8,205	$10,564

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$89	$89
Net realized gain (loss) on futures contracts, written options and swaps	2,636	54	(1,174)	0	(46,319)	(44,803)
Net realized gain on foreign currency transactions	0	767	0	0	0	767

	$2,636	$821	$(1,174)	$0	$(46,230)	$(43,947)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(36)	$(36)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,319)	(20)	1,077	(86)	(6,012)	(6,360)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,208	0	0	0	1,208

	$(1,319)	$1,188	$1,077	$(86)	$(6,048)	$(5,188)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $154 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly.

Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

(h) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value

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Notes to Financial Statements  (Cont.)

is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares.

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Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which

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Notes to Financial Statements  (Cont.)

expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the

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June 30, 2010 (Unaudited)

quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of June 30, 2010, net assets of the Portfolio were approximately $499 million, of which approximately $76 million, or approximately 15.2%, represented the Portfolio’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The CRRS Subsidiary has entered into a separate contract with PIMCO for the management of the CRRS Subsidiary’s portfolio pursuant to which the CRRS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Waiver by Manager. For the period ended June 30, 2010, the amount was $251,989.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 46,480	$ 443,835	$ 414,700	$ 0	$ 75,622	$ 35	$ 7

Semiannual Report	June 30, 2010	25

Notes to Financial Statements  (Cont.)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,223,235	$2,208,290	$114,588	$63,295

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	8,004	$65,749	28,847	$228,893
Advisor Class	1,767	14,448	3,959	31,279
Issued as reinvestment of distributions
Administrative Class	4,851	37,872	7,181	60,731
Advisor Class	945	7,399	1,279	10,840
Cost of shares redeemed
Administrative Class	(12,892)	(104,961)	(11,116)	(87,986)
Advisor Class	(1,044)	(8,472)	(1,218)	(9,887)
Net increase resulting from Portfolio share transactions	1,631	$12,035	28,932	$233,870

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	3	70	*
Advisor Class	5	82

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking

26	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the CRRS Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$8,401	$(4,224)	$4,177

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	HSBC	HSBC Bank USA	SOG	Societe Generale
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	MYR	Malaysian Ringgit
CAD	Canadian Dollar	JPY	Japanese Yen	PHP	Philippine Peso
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
CNY	Chinese Renminbi

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3002	Modified Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	ENHGD84T	Dow Jones-AIG E84 Total Return	SPGCCNTR	S&P GSCI Corn Index
DJUBS	Dow Jones-UBS Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	SPGCKWP	S&P GSCI Kansas Wheat Index
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	SPGCWHP	S&P GSCI Wheat Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

28	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITSII SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	15.6%
Russia	15.0%
Mexico	13.3%
Brazil	11.6%
Indonesia	8.6%
Colombia	6.5%
Short-Term Instruments	3.9%
Other	25.5%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (09/30/02)
PIMCO Emerging Markets Bond Portfolio Administrative Class	5.73%	19.47%	7.53%	13.11%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	5.37%	17.90%	8.16%	12.31%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.01% for Administrative Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,057.26	$1,019.84
Expenses Paid During Period†	$5.10	$5.01

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An underweight to Venezuela contributed to relative performance. The JPMorgan EMBIG Venezuela sub-index returned -0.05% for the reporting period, underperforming the overall market, as represented by the JPMorgan Emerging Markets Bond Index Global (“JPMorgan EMBIG”), which returned 5.37% for the same time period.

»

An underweight to Turkey contributed to relative performance. The JPMorgan EMBIG Turkey sub-index returned 3.47% for the reporting period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An overweight to EM corporate/quasi sovereign names benefited relative performance. EM corporates, as represented by the JPMorgan Corporate Emerging Markets Bond Index, returned 5.81% for the reporting period, outperforming EM sovereigns, as represented by the JPMorgan EMBIG.

»

An overweight to Russia detracted from relative performance. The JPMorgan EMBIG Russia sub-index returned 2.63% for the reporting period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»	An exposure to emerging markets currency detracted from performance as EM FX, as represented by the JPMorgan ELMI+, underperformed the JPMorgan EMBIG for the reporting period.

»

An underweight to Ukraine detracted from relative performance. The JPMorgan EMBIG Ukraine sub-index returned 23.54% for the reporting period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

4	PIMCO Variable Insurance Trust

Financial Highlights Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$12.68	$10.32	$13.67	$13.96	$13.66	$13.21
Net investment income (a)	0.30	0.62	0.75	0.74	0.70	0.67
Net realized/unrealized gain (loss) on investments	0.42	2.44	(2.70)	0.05	0.52	0.71
Total income (loss) from investment operations	0.72	3.06	(1.95)	0.79	1.22	1.38
Dividends from net investment income	(0.33)	(0.70)	(0.83)	(0.80)	(0.73)	(0.68)
Distributions from net realized capital gains	0.00	0.00	(0.57)	(0.28)	(0.19)	(0.25)
Total distributions	(0.33)	(0.70)	(1.40)	(1.08)	(0.92)	(0.93)
Net asset value end of year or period	$13.07	$12.68	$10.32	$13.67	$13.96	$13.66
Total return	5.73%	30.51%	(14.57)%	5.80%	9.25%	10.75%
Net assets end of year or period (000s)	$215,056	$183,934	$127,501	$196,497	$207,298	$133,142
Ratio of expenses to average net assets	1.00%*	1.01%	1.13%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	4.70%*	5.39%	5.87%	5.33%	5.15%	5.01%
Portfolio turnover rate	58%	234%	198%	145%	283%	242%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$232,677
Investments in Affiliates, at value	7,452
Repurchase agreements, at value	1,152
Foreign currency, at value	346
Receivable for investments sold	4,158
Receivable for Portfolio shares sold	152
Interest and dividends receivable	3,819
Dividends receivable from Affiliates	3
Swap premiums paid	1,377
Unrealized appreciation on foreign currency contracts	547
Unrealized appreciation on swap agreements	932
252,615

Liabilities:
Payable for investments purchased	$16,289
Payable for investments in Affiliates purchased	3
Payable for Portfolio shares redeemed	445
Overdraft due to custodian	66
Written options outstanding	596
Deposits from counterparty	2,180
Accrued related party fees	180
Swap premiums received	494
Unrealized depreciation on foreign currency contracts	829
Unrealized depreciation on swap agreements	36
Other liabilities	14
21,132

Net Assets	$231,483

Net Assets Consist of:
Paid in capital	$226,418
(Overdistributed) net investment income	(483)
Accumulated undistributed net realized (loss)	(6,883)
Net unrealized appreciation	12,431
$231,483

Net Assets:
Administrative Class	$215,056
Advisor Class	16,427

Shares Issued and Outstanding:
Administrative Class	16,450
Advisor Class	1,257

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.07
Advisor Class	13.07

Cost of Investments Owned	$220,652
Cost of Investments in Affiliates Owned	$7,452
Cost of Repurchase Agreements Owned	$1,152
Cost of Foreign Currency Held	$344
Premiums Received on Written Options	$382

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest, net of foreign taxes*	$6,104
Dividends from Affiliate investments	18
Total Income	6,122

Expenses:
Investment advisory fees	476
Supervisory and administrative fees	423
Servicing fees – Administrative Class	150
Distribution and/or servicing fees – Advisor Class	15
Trustees' fees	2
Interest expense	2
Miscellaneous expense	1
Total Expenses	1,069

Net Investment Income	5,053

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,176
Net realized gain on futures contracts, written options and swaps	3,288
Net realized gain on foreign currency transactions	208
Net change in unrealized appreciation on investments	3,258
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(320)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(402)
Net Gain	7,208

Net Increase in Net Assets Resulting from Operations	$12,261

*Foreign tax withholdings	$2

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$5,053	$8,469
Net realized gain (loss)	4,672	(8,252)
Net realized gain on Affiliate investments	0	11
Net change in unrealized appreciation	2,536	40,191
Net increase resulting from operations	12,261	40,419

Distributions to Shareholders:
From net investment income
Administrative Class	(5,216)	(9,049)
Advisor Class	(313)	(415)

Total Distributions	(5,529)	(9,464)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	69,997	107,390
Advisor Class	7,169	7,269
Issued as reinvestment of distributions
Administrative Class	5,216	9,049
Advisor Class	313	415
Cost of shares redeemed
Administrative Class	(50,425)	(89,569)
Advisor Class	(2,588)	(1,865)
Net increase resulting from Portfolio share transactions	29,682	32,689

Total Increase in Net Assets	36,414	63,644

Net Assets:
Beginning of period	195,069	131,425
End of period*	$231,483	$195,069

*Including (overdistributed) net investment income of:	$(483)	$(7)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Emerging Markets Bond Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.6%

Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	$1,314

Total Bahrain (Cost $1,272)			1,314

BARBADOS 0.6%

Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,391

Total Barbados (Cost $1,409)			1,391

BERMUDA 0.7%

Noble Group Ltd.
6.750% due 01/29/2020		$1,800	1,752

Total Bermuda (Cost $1,830)			1,752

BRAZIL 12.1%

CORPORATE BONDS & NOTES 5.8%

Banco do Brasil S.A.
4.500% due 01/22/2015		$400	406
6.000% due 01/22/2020		2,800	2,902

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,851

CSN Islands XI Corp.
6.875% due 09/21/2019		1,900	1,947

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,153	2,196

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,538

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,594

Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	216

Vale Overseas Ltd.
6.875% due 11/21/2036		760	796

			13,446

SOVEREIGN ISSUES 6.3%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		700	748
6.500% due 06/10/2019		1,900	2,045

Brazil Government International Bond
6.000% due 01/17/2017		2,167	2,394
7.125% due 01/20/2037		600	711
8.000% due 01/15/2018		660	769
8.750% due 02/04/2025		300	406
8.875% due 10/14/2019		4,800	6,300
8.875% due 04/15/2024		350	474
12.500% due 01/05/2016	BRL	500	310

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		1,000	501

			14,658

Total Brazil (Cost $26,517)			28,104

CAYMAN ISLANDS 0.5%

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		$700	749

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		460	237

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Interoceanica V Finance Ltd.
0.000% due 05/15/2030		$800	$261

Total Cayman Islands (Cost $1,196)			1,247

CHILE 1.0%

Banco Santander Chile
1.557% due 04/20/2012		$1,200	1,200

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,162

Total Chile (Cost $2,196)			2,362

CHINA 0.3%

Export-Import Bank of China
4.875% due 07/21/2015		$550	598

Total China (Cost $542)			598

COLOMBIA 6.7%

Colombia Government International Bond
2.235% due 11/16/2015		$500	500
7.375% due 01/27/2017		2,800	3,262
7.375% due 03/18/2019		2,100	2,467
8.125% due 05/21/2024		300	372
8.250% due 12/22/2014		2,825	3,383
10.375% due 01/28/2033		225	332
10.750% due 01/15/2013		400	483
11.750% due 02/25/2020		400	596
12.000% due 10/22/2015	COP	457,000	310

Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	3,868

Total Colombia (Cost $14,329)			15,573

EGYPT 0.3%

Petroleum Export Ltd.
5.265% due 06/15/2011		$212	212

Petroleum Export Ltd. II
6.340% due 06/20/2011		416	415

Total Egypt (Cost $626)			627

EL SALVADOR 0.6%

AES El Salvador Trust
6.750% due 02/01/2016		$700	658

El Salvador Government International Bond
7.375% due 12/01/2019		500	548
8.500% due 07/25/2011		150	160

Total El Salvador (Cost $1,388)			1,366

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$570	673

Total Guatemala (Cost $570)			673

INDONESIA 9.0%

Adaro Indonesia PT
7.625% due 10/22/2019		$600	609

Empire Capital Resources Pte. Ltd.
5.038% due 12/28/2010		1,000	995

Indonesia Government International Bond
6.875% due 03/09/2017		2,700	3,065
6.875% due 01/17/2018		2,600	2,938
7.250% due 04/20/2015		1,700	1,941
7.750% due 01/17/2038		100	119
11.625% due 03/04/2019		5,300	7,645

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011		$253	$266
7.250% due 06/28/2017		700	748
7.750% due 01/20/2020		1,540	1,694
7.875% due 06/29/2037		700	719

Total Indonesia (Cost $19,585)			20,739

ISRAEL 0.1%

Israel Government AID Bond
5.500% due 04/26/2024		$100	118

Total Israel (Cost $110)			118

KAZAKHSTAN 1.6%

Intergas Finance BV
6.375% due 05/14/2017		$300	302
6.875% due 11/04/2011		126	132

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		1,300	1,311

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,930	1,992

Total Kazakhstan (Cost $3,662)			3,737

MEXICO 13.9%

CORPORATE BONDS & NOTES 8.2%

Axtel SAB de C.V.
9.000% due 09/22/2019		$600	537

BBVA Bancomer S.A.
7.250% due 04/22/2020		500	495

C8 Capital SPV Ltd.
6.640% due 12/31/2049		700	462

Cemex Finance LLC
9.500% due 12/14/2016		1,200	1,164

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		1,000	1,045
9.250% due 06/30/2020		400	401

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		800	790
9.500% due 12/11/2019		400	412

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	67

Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,582
6.625% due 06/15/2038		700	718

Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,744
8.000% due 05/03/2019		3,450	4,123

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		200	207
9.500% due 01/21/2020		1,200	1,251

			18,998

SOVEREIGN ISSUES 5.7%

Mexico Government International Bond
5.500% due 02/17/2020	EUR	200	257
5.625% due 01/15/2017		$1,600	1,764
5.950% due 03/19/2019		2,400	2,676
6.750% due 09/27/2034		3,534	4,091
7.250% due 12/15/2016	MXN	8,600	690
7.500% due 04/08/2033		$2,460	3,093
9.500% due 12/18/2014	MXN	6,436	564

			13,135

Total Mexico (Cost $30,391)			32,133

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 1.4%

Panama Government International Bond
8.875% due 09/30/2027	$780	$1,043
9.375% due 04/01/2029	1,553	2,159

Total Panama (Cost $3,022)		3,202

PERU 1.4%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$187	148

Peru Government International Bond
7.350% due 07/21/2025	1,500	1,804
8.750% due 11/21/2033	994	1,352

Total Peru (Cost $2,955)		3,304

PHILIPPINES 2.1%

Philippines Government International Bond
6.375% due 01/15/2032	$1,700	1,725
6.375% due 10/23/2034	100	101
6.500% due 01/20/2020	600	662
7.750% due 01/14/2031	1,000	1,164
8.375% due 06/17/2019	500	622
8.875% due 03/17/2015	74	91
9.500% due 02/02/2030	400	543

Total Philippines (Cost $4,680)		4,908

POLAND 0.8%

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	$300	291

Poland Government International Bond
6.375% due 07/15/2019	1,400	1,557

Total Poland (Cost $1,695)		1,848

QATAR 1.4%

Nakilat, Inc.
6.067% due 12/31/2033	$100	96

Qatar Government International Bond
4.000% due 01/20/2015	200	206
5.250% due 01/20/2020	500	525
6.400% due 01/20/2040	100	107

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,500	1,560

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	350	362
6.332% due 09/30/2027	250	270

Total Qatar (Cost $2,930)		3,126

RUSSIA 15.6%

CORPORATE BONDS & NOTES 9.6%

Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	$330	334
6.510% due 03/07/2022	750	726
7.201% due 02/01/2020	543	565
8.625% due 04/28/2034	1,360	1,566
9.250% due 04/23/2019	200	231

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	83	85

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	5,150	5,770

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	1,640	1,634
7.175% due 05/16/2013	1,900	2,012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TNK-BP Finance S.A.
6.125% due 03/20/2012		$200	$205
6.625% due 03/20/2017		1,700	1,683
7.500% due 07/18/2016		2,100	2,184
7.875% due 03/13/2018		200	209

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,390	1,421
6.103% due 06/27/2012		700	732
8.700% due 08/07/2018		2,300	2,693

VTB Capital S.A.
6.609% due 10/31/2012		300	310

			22,360

SOVEREIGN ISSUES 6.0%

Russia Government International Bond
7.500% due 03/31/2030		12,268	13,862

Total Russia (Cost $33,526)			36,222

SINGAPORE 0.5%

Temasek Financial I Ltd.
5.375% due 11/23/2039		$1,000	1,082

Total Singapore (Cost $990)			1,082

SOUTH AFRICA 1.4%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	509

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	524
5.875% due 05/30/2022		$1,030	1,100
6.500% due 06/02/2014		450	502
6.875% due 05/27/2019		500	574

Total South Africa (Cost $2,988)			3,209

SOUTH KOREA 2.4%

Export-Import Bank of Korea
5.875% due 01/14/2015		$300	326
8.125% due 01/21/2014		1,900	2,177

Korea Development Bank
5.750% due 09/10/2013		15	16
8.000% due 01/23/2014		2,300	2,621

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	437

Total South Korea (Cost $5,464)			5,577

TRINIDAD AND TOBAGO 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,700	1,611

Total Trinidad And Tobago (Cost $1,642)			1,611

TUNISIA 0.5%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	500	627
7.375% due 04/25/2012		$430	469

Total Tunisia (Cost $1,057)			1,096

TURKEY 5.0%

Turkey Government International Bond
6.750% due 05/30/2040		$2,600	2,620
7.000% due 03/11/2019		700	781
7.250% due 03/05/2038		700	754
7.500% due 07/14/2017		4,300	4,934
7.500% due 11/07/2019		1,000	1,151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 02/14/2034		$1,100	$1,291

Total Turkey (Cost $10,956)			11,531

UNITED ARAB EMIRATES 0.7%

DP World Ltd.
6.850% due 07/02/2037		$600	479

Emirate of Abu Dhabi
6.750% due 04/08/2019		900	1,033

Total United Arab Emirates (Cost $1,400)			1,512

UNITED KINGDOM 0.4%

Barclays Bank PLC
10.179% due 06/12/2021		$520	653

HBOS PLC
6.750% due 05/21/2018		400	375

Total United Kingdom (Cost $920)			1,028

UNITED STATES 16.2%

BANK LOAN OBLIGATIONS 0.6%

Petroleum Export Ltd. III
4.037% due 04/08/2013		$1,176	1,173

Republic of Indonesia
1.438% due 12/14/2019		295	256

			1,429

CORPORATE BONDS & NOTES 0.9%

American International Group, Inc.
8.175% due 05/15/2068		900	718
8.625% due 05/22/2038	GBP	100	113

Citigroup Capital XXI
8.300% due 12/21/2057		$940	920

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	411

			2,162

MORTGAGE-BACKED SECURITIES 0.5%

American Home Mortgage Assets
0.557% due 10/25/2046		125	63

American Home Mortgage Investment Trust
5.660% due 09/25/2045		29	25

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		200	194
5.935% due 02/10/2051		200	209

Banc of America Mortgage Securities, Inc.
5.409% due 02/25/2036		12	10

Bear Stearns Adjustable Rate Mortgage Trust
4.970% due 01/25/2035		11	10
5.370% due 05/25/2047		74	54

Citigroup Mortgage Loan Trust, Inc.
5.906% due 09/25/2037		151	104

Countrywide Alternative Loan Trust
0.542% due 12/20/2046		193	95
0.558% due 07/20/2046		94	37

GSR Mortgage Loan Trust
5.034% due 01/25/2036		29	24

Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036		15	14

Residential Accredit Loans, Inc.
0.547% due 12/25/2046		700	131

WaMu Mortgage Pass-Through Certificates
1.121% due 02/25/2047		98	57
5.338% due 02/25/2037		88	65

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
5.462% due 07/25/2036	$33	$26

		1,118

U.S. GOVERNMENT AGENCIES 0.2%

Federal Home Loan Bank
4.125% due 12/13/2019 (d)	250	263

Freddie Mac
5.720% due 03/01/2036	258	278

		541

U.S. TREASURY OBLIGATIONS 14.0%

U.S. Treasury Notes
1.000% due 09/30/2011	202	203
3.500% due 05/15/2020	30,700	32,168

		32,371

Total United States (Cost $37,097)		37,621

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 1.4%

Uruguay Government International Bond
7.625% due 03/21/2036	$400	$466
8.000% due 11/18/2022	2,122	2,567
9.250% due 05/17/2017	200	254

Total Uruguay (Cost $2,876)		3,287

SHORT-TERM INSTRUMENTS 4.0%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.010% due 07/01/2010	1,152	1,152

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,177. Repurchase proceeds are $1,152.)

U.S. TREASURY BILLS 0.2%
0.170% due 07/01/2010 - 09/02/2010 (a)(c)	469	469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.059% due 07/15/2010 (c)	$300	$300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.2%
	744,192	7,452

Total Short-Term Instruments (Cost $9,373)		9,373

PURCHASED OPTIONS (f) 0.0%
(Cost $62)		10

Total Investments 104.2% (Cost $229,256)		$241,281

Written Options (g) (0.3%) (Premiums $382)		(596)

Other Assets and Liabilities (Net) (3.9%)		(9,202)

Net Assets 100.0%		$231,483

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $600 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(d)	Securities with an aggregate market value of $126 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note September Futures	Long	09/2010	2	$3

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%	$1,100	$4	$0	$4
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.661%	500	1	2	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	400	0	1	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	500	1	2	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	600	1	2	(1)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.369%	300	(5)	(4)	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.593%	1,000	(46)	(37)	(9)
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.437%	250	11	0	11
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.158%	100	(6)	(7)	1
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.158%	100	(5)	(7)	2
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%	300	1	0	1
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	2.037%	1,000	17	0	17
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.842%	2,375	(88)	(93)	5
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.842%	375	(14)	(15)	1
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	300	1	1	0
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.247%	300	(3)	(10)	7
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	100	0	0	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%	200	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	200	1	1	0
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.612%	100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	500	2	1	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%	100	0	0	0
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%	100	0	0	0
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.941%	700	(7)	0	(7)
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.956%	1,400	73	0	73
Philippines Government International Bond	CITI	2.770%	06/20/2018	1.970%	2,000	111	0	111
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.924%	800	27	0	27
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.688%	9,950	(301)	(290)	(11)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.650%	07/20/2011	1.909%	800	4	0	4
RSHB Capital S.A. for OJSC Russian Agricultural Bank	CSFB	1.870%	10/20/2012	2.273%	200	(1)	0	(1)

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	2.273%	$400	$(1)	$0	$(1)
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%	350	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	350	0	0	0
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.754%	100	0	1	(1)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.754%	100	1	1	0
South Korea Government Bond	GSC	1.000%	03/20/2011	0.754%	200	0	1	(1)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.308%	1,000	1	0	1
VTB Capital S.A.	GSC	1.000%	12/20/2010	1.963%	600	(2)	(7)	5

						$(222)	$(457)	$235

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	$13,400	$1,396	$1,207	$189

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$51	$13	$38
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	127	53	74
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	105	48	57
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	66	32	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		61,900	68	(23)	91
Pay	28-Day MXN TIIE	7.640%	03/01/2017	HSBC	MXN	22,400	76	3	73
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		1,300	11	7	4
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	101	0	101

							$605	$133	$472

(f)	Purchased options outstanding on June 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$2,000	$62	$10

(g)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$2,800	$15	$65
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,700	6	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,100	8	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,700	37	199
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,700	56	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	2,300	9	54
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,300	21	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,600	15	131
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,600	29	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,200	11	83
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,200	28	0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$1,600	$16	$0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,900	39	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,700	17	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	6	0

							$313	$533

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$2,000	$69	$63

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	10	$37,200	$364
Sales	58	58,000	302
Closing Buys	(68)	(40,800)	(284)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$54,400	$382

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,376	08/2010	DUB	$0	$(26)	$(26)
Sell		498	08/2010	GSC	0	(1)	(1)
Sell		77	08/2010	HSBC	0	(2)	(2)
Buy	CNY	3,320	01/2011	BOA	0	(8)	(8)
Buy		5,976	01/2011	MSC	0	(15)	(15)
Buy		4,471	04/2011	BCLY	0	(4)	(4)
Buy		6,280	04/2011	CITI	0	(2)	(2)
Buy		23,161	04/2011	JPM	0	(51)	(51)
Buy		3,387	04/2011	RBS	0	(3)	(3)
Sell	EUR	172	07/2010	CITI	4	0	4
Sell		2,742	07/2010	CSFB	321	0	321
Sell	HUF	480,073	07/2010	DUB	91	0	91
Buy		480,072	07/2010	JPM	62	0	62
Buy		216,181	10/2010	DUB	0	(23)	(23)
Buy		74,912	10/2010	HSBC	0	(2)	(2)
Buy		68,855	10/2010	JPM	2	0	2
Sell		480,072	10/2010	JPM	0	(59)	(59)
Buy	KRW	433,047	07/2010	BCLY	1	(7)	(6)
Buy		304,880	07/2010	CITI	0	(5)	(5)
Buy		245,630	07/2010	DUB	0	(6)	(6)
Sell		1,326,450	07/2010	DUB	25	0	25
Buy		204,043	07/2010	MSC	0	(6)	(6)
Buy		138,850	07/2010	RBS	0	(1)	(1)
Buy		488,400	08/2010	MSC	0	(16)	(16)
Buy		1,381,996	11/2010	BCLY	0	(70)	(70)
Sell		309,047	11/2010	BCLY	4	(1)	3
Buy		77,762	11/2010	BOA	0	(2)	(2)
Buy		282,937	11/2010	CITI	0	(12)	(12)
Sell		304,880	11/2010	CITI	5	0	5
Buy		1,263,987	11/2010	DUB	0	(69)	(69)
Buy		11,730	11/2010	GSC	0	0	0
Buy		92,383	11/2010	JPM	0	(5)	(5)
Buy		57,555	11/2010	MSC	0	(3)	(3)
Sell		633,342	11/2010	RBS	1	(3)	(2)
Buy	MXN	5,814	09/2010	DUB	1	(1)	0
Sell		6,537	09/2010	DUB	0	(11)	(11)
Buy		25,328	09/2010	HSBC	0	(32)	(32)
Buy	PHP	23,290	08/2010	DUB	0	0	0
Buy		23,274	08/2010	GSC	2	0	2
Sell		49,287	08/2010	MSC	0	(8)	(8)
Buy	PLN	2,829	08/2010	BCLY	0	(129)	(129)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	3,054	08/2010	HSBC	$0	$(117)	$(117)
Buy		1,323	08/2010	MSC	0	(61)	(61)
Buy	SGD	271	09/2010	BCLY	0	0	0
Buy		202	09/2010	CITI	1	0	1
Buy		174	09/2010	GSC	1	0	1
Sell		3,602	09/2010	UBS	0	(32)	(32)
Buy	TRY	3,355	07/2010	HSBC	26	0	26
Sell		3,355	07/2010	JPM	0	(10)	(10)
Sell		3,355	10/2010	HSBC	0	(26)	(26)

					$547	$(829)	$(282)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bahrain	$0	$1,314	$0	$1,314
Barbados	0	1,391	0	1,391
Bermuda	0	1,752	0	1,752
Brazil
Corporate Bonds & Notes	0	13,446	0	13,446
Sovereign Issues	0	14,658	0	14,658
Cayman Islands	0	749	498	1,247
Chile	0	2,362	0	2,362
China	0	598	0	598
Colombia	0	15,573	0	15,573
Egypt	0	627	0	627
El Salvador	0	1,366	0	1,366
Guatemala	0	673	0	673
Indonesia	0	20,739	0	20,739
Israel	0	118	0	118
Kazakhstan	0	3,737	0	3,737
Mexico
Corporate Bonds & Notes	0	18,998	0	18,998
Sovereign Issues	0	13,135	0	13,135
Panama	0	3,202	0	3,202
Peru	0	3,156	148	3,304
Philippines	0	4,908	0	4,908
Poland	0	1,848	0	1,848
Qatar	0	3,126	0	3,126
Russia
Corporate Bonds & Notes	0	22,360	0	22,360
Sovereign Issues	0	13,862	0	13,862
Singapore	0	1,082	0	1,082
South Africa	0	3,209	0	3,209
South Korea	0	5,577	0	5,577
Trinidad and Tobago	0	1,611	0	1,611
Tunisia	0	1,096	0	1,096
Turkey	0	11,531	0	11,531
United Arab Emirates	0	1,512	0	1,512
United Kingdom	0	1,028	0	1,028
United States
Bank Loan Obligations	0	1,173	256	1,429
Corporate Bonds & Notes	0	2,162	0	2,162
Mortgage-Backed Securities	0	1,118	0	1,118
U.S. Government Agencies	0	541	0	541
U.S. Treasury Obligations	0	32,371	0	32,371
Uruguay	0	3,287	0	3,287
Short-Term Instruments	7,452	1,921	0	9,373
Purchased Options	0	10	0	10

Investments, at value	$7,452	$232,927	$902	$241,281
Financial Derivative Instruments (3)	$3	$18	$0	$21

Totals	$7,455	$232,945	$902	$241,302

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Peru	$141	$(6)	$2	$1	$10	$0	$0	$148	$9
United States
Bank Loan Obligations	1,300	(123)	0	0	(4)	256	(1,173)	256	0
Cayman Islands	0	460	6	4	28	0	0	498	28

Investments, at value	$1,441	$331	$8	$5	$34	$256	$(1,173)	$902	$37

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$10	$0	$0	$0	$10
Variation margin receivable (2)	0	0	0	0	0	0
Unrealized appreciation on foreign currency contracts	0	547	0	0	0	547
Unrealized appreciation on swap agreements	472	0	460	0	0	932

	$472	$557	$460	$0	$0	$1,489

Liabilities:
Written options outstanding	$533	$63	$0	$0	$0	$596
Unrealized depreciation on foreign currency contracts	0	829	0	0	0	829
Unrealized depreciation on swap agreements	0	0	36	0	0	36

	$533	$892	$36	$0	$0	$1,461

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$2,183	$0	$1,105	$0	$0	$3,288
Net realized gain on foreign currency transactions	0	228	0	0	0	228

	$2,183	$228	$1,105	$0	$0	$3,516

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(33)	$0	$0	$0	$(33)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	52	8	(380)	0	0	(320)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(397)	0	0	0	(397)

	$52	$(422)	$(380)	$0	$0	$(750)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Notes to Financial Statements  (Cont.)

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to

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June 30, 2010 (Unaudited)

the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The

Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

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Notes to Financial Statements  (Cont.)

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or

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Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 1,534	$ 72,718	$ 66,800	$ 0	$ 7,452	$ 18	$ 0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$106,344	$85,303	$48,759	$31,379

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	5,426	$69,997	9,292	$107,390
Advisor Class	556	7,169	626	7,269
Issued as reinvestment of distributions
Administrative Class	404	5,216	784	9,049
Advisor Class	24	313	35	415
Cost of shares redeemed
Administrative Class	(3,881)	(50,425)	(7,930)	(89,569)
Advisor Class	(201)	(2,588)	(163)	(1,865)
Net increase resulting from Portfolio share transactions	2,328	$29,682	2,644	$32,689

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	3	80	*
Advisor Class	5	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes

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Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$13,448	$(1,423)	$12,025

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	PHP	Philippine Peso	USD	United States Dollar
GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

Semiannual Report	June 30, 2010	25

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

26	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS13 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

United States	15.6%
Russia	15.0%
Mexico	13.3%
Brazil	11.6%
Indonesia	8.6%
Colombia	6.5%
Short-Term Instruments	3.9%
Other	25.5%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (03/31/06)
PIMCO Emerging Markets Bond Portfolio Advisor Class	5.67%	19.35%	7.24%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	5.37%	17.90%	7.96%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.11% for Advisor Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,056.71	$1,019.34
Expenses Paid During Period†	$5.61	$5.51

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An underweight to Venezuela contributed to relative performance. The JPMorgan EMBIG Venezuela sub-index returned -0.05% for the reporting period, underperforming the overall market, as represented by the JPMorgan Emerging Markets Bond Index Global (“JPMorgan EMBIG”), which returned 5.37% for the same time period.

»

An underweight to Turkey contributed to relative performance. The JPMorgan EMBIG Turkey sub-index returned 3.47% for the reporting period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»

An overweight to EM corporate/quasi sovereign names benefited relative performance. EM corporates, as represented by the JPMorgan Corporate Emerging Markets Bond Index, returned 5.81% for the reporting period, outperforming EM sovereigns, as represented by the JPMorgan EMBIG.

»

An overweight to Russia detracted from relative performance. The JPMorgan EMBIG Russia sub-index returned 2.63% for the reporting period, underperforming the overall EM market, as represented by the JPMorgan EMBIG.

»	An exposure to emerging markets currency detracted from performance as EM FX, as represented by the JPMorgan ELMI+, underperformed the JPMorgan EMBIG for the reporting period.

»

An underweight to Ukraine detracted from relative performance. The JPMorgan EMBIG Ukraine sub-index returned 23.54% for the reporting period, outperforming the overall EM market, as represented by the JPMorgan EMBIG.

4	PIMCO Variable Insurance Trust

Financial Highlights Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$12.68	$10.32	$13.67	$13.96	$13.59
Net investment income (a)	0.29	0.61	0.74	0.73	0.52
Net realized/unrealized gain (loss) on investments	0.42	2.44	(2.71)	0.05	0.58
Total income (loss) from investment operations	0.71	3.05	(1.97)	0.78	1.10
Dividends from net investment income	(0.32)	(0.69)	(0.81)	(0.79)	(0.54)
Distributions from net realized capital gains	0.00	0.00	(0.57)	(0.28)	(0.19)
Total distributions	(0.32)	(0.69)	(1.38)	(1.07)	(0.73)
Net asset value end of year or period	$13.07	$12.68	$10.32	$13.67	$13.96
Total return	5.67%	30.39%	(14.66)%	5.70%	8.30%
Net assets end of year or period (000s)	$16,427	$11,135	$3,924	$1,824	$469
Ratio of expenses to average net assets	1.10%*	1.11%	1.22%	1.10%	1.10%*
Ratio of expenses to average net assets excluding interest expense	1.10%*	1.10%	1.10%	1.10%	1.10%*
Ratio of net investment income (loss) to average net assets	4.61%*	5.15%	5.89%	5.28%	4.99%*
Portfolio turnover rate	58%	234%	198%	145%	283%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$232,677
Investments in Affiliates, at value	7,452
Repurchase agreements, at value	1,152
Foreign currency, at value	346
Receivable for investments sold	4,158
Receivable for Portfolio shares sold	152
Interest and dividends receivable	3,819
Dividends receivable from Affiliates	3
Swap premiums paid	1,377
Unrealized appreciation on foreign currency contracts	547
Unrealized appreciation on swap agreements	932
252,615

Liabilities:
Payable for investments purchased	$16,289
Payable for investments in Affiliates purchased	3
Payable for Portfolio shares redeemed	445
Overdraft due to custodian	66
Written options outstanding	596
Deposits from counterparty	2,180
Accrued related party fees	180
Swap premiums received	494
Unrealized depreciation on foreign currency contracts	829
Unrealized depreciation on swap agreements	36
Other liabilities	14
21,132

Net Assets	$231,483

Net Assets Consist of:
Paid in capital	$226,418
(Overdistributed) net investment income	(483)
Accumulated undistributed net realized (loss)	(6,883)
Net unrealized appreciation	12,431
$231,483

Net Assets:
Administrative Class	$215,056
Advisor Class	16,427

Shares Issued and Outstanding:
Administrative Class	16,450
Advisor Class	1,257

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.07
Advisor Class	13.07

Cost of Investments Owned	$220,652
Cost of Investments in Affiliates Owned	$7,452
Cost of Repurchase Agreements Owned	$1,152
Cost of Foreign Currency Held	$344
Premiums Received on Written Options	$382

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest, net of foreign taxes*	$6,104
Dividends from Affiliate investments	18
Total Income	6,122

Expenses:
Investment advisory fees	476
Supervisory and administrative fees	423
Servicing fees – Administrative Class	150
Distribution and/or servicing fees – Advisor Class	15
Trustees' fees	2
Interest expense	2
Miscellaneous expense	1
Total Expenses	1,069

Net Investment Income	5,053

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,176
Net realized gain on futures contracts, written options and swaps	3,288
Net realized gain on foreign currency transactions	208
Net change in unrealized appreciation on investments	3,258
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(320)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(402)
Net Gain	7,208

Net Increase in Net Assets Resulting from Operations	$12,261

*Foreign tax withholdings	$2

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$5,053	$8,469
Net realized gain (loss)	4,672	(8,252)
Net realized gain on Affiliate investments	0	11
Net change in unrealized appreciation	2,536	40,191
Net increase resulting from operations	12,261	40,419

Distributions to Shareholders:
From net investment income
Administrative Class	(5,216)	(9,049)
Advisor Class	(313)	(415)

Total Distributions	(5,529)	(9,464)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	69,997	107,390
Advisor Class	7,169	7,269
Issued as reinvestment of distributions
Administrative Class	5,216	9,049
Advisor Class	313	415
Cost of shares redeemed
Administrative Class	(50,425)	(89,569)
Advisor Class	(2,588)	(1,865)
Net increase resulting from Portfolio share transactions	29,682	32,689

Total Increase in Net Assets	36,414	63,644

Net Assets:
Beginning of period	195,069	131,425
End of period*	$231,483	$195,069

*Including (overdistributed) net investment income of:	$(483)	$(7)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Emerging Markets Bond Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.6%

Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	$1,314

Total Bahrain (Cost $1,272)			1,314

BARBADOS 0.6%

Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,391

Total Barbados (Cost $1,409)			1,391

BERMUDA 0.7%

Noble Group Ltd.
6.750% due 01/29/2020		$1,800	1,752

Total Bermuda (Cost $1,830)			1,752

BRAZIL 12.1%

CORPORATE BONDS & NOTES 5.8%

Banco do Brasil S.A.
4.500% due 01/22/2015		$400	406
6.000% due 01/22/2020		2,800	2,902

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,851

CSN Islands XI Corp.
6.875% due 09/21/2019		1,900	1,947

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,153	2,196

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,538

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,594

Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	216

Vale Overseas Ltd.
6.875% due 11/21/2036		760	796

			13,446

SOVEREIGN ISSUES 6.3%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		700	748
6.500% due 06/10/2019		1,900	2,045

Brazil Government International Bond
6.000% due 01/17/2017		2,167	2,394
7.125% due 01/20/2037		600	711
8.000% due 01/15/2018		660	769
8.750% due 02/04/2025		300	406
8.875% due 10/14/2019		4,800	6,300
8.875% due 04/15/2024		350	474
12.500% due 01/05/2016	BRL	500	310

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		1,000	501

			14,658

Total Brazil (Cost $26,517)			28,104

CAYMAN ISLANDS 0.5%

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		$700	749

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		460	237

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Interoceanica V Finance Ltd.
0.000% due 05/15/2030		$800	$261

Total Cayman Islands (Cost $1,196)			1,247

CHILE 1.0%

Banco Santander Chile
1.557% due 04/20/2012		$1,200	1,200

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,162

Total Chile (Cost $2,196)			2,362

CHINA 0.3%

Export-Import Bank of China
4.875% due 07/21/2015		$550	598

Total China (Cost $542)			598

COLOMBIA 6.7%

Colombia Government International Bond
2.235% due 11/16/2015		$500	500
7.375% due 01/27/2017		2,800	3,262
7.375% due 03/18/2019		2,100	2,467
8.125% due 05/21/2024		300	372
8.250% due 12/22/2014		2,825	3,383
10.375% due 01/28/2033		225	332
10.750% due 01/15/2013		400	483
11.750% due 02/25/2020		400	596
12.000% due 10/22/2015	COP	457,000	310

Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	3,868

Total Colombia (Cost $14,329)			15,573

EGYPT 0.3%

Petroleum Export Ltd.
5.265% due 06/15/2011		$212	212

Petroleum Export Ltd. II
6.340% due 06/20/2011		416	415

Total Egypt (Cost $626)			627

EL SALVADOR 0.6%

AES El Salvador Trust
6.750% due 02/01/2016		$700	658

El Salvador Government International Bond
7.375% due 12/01/2019		500	548
8.500% due 07/25/2011		150	160

Total El Salvador (Cost $1,388)			1,366

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$570	673

Total Guatemala (Cost $570)			673

INDONESIA 9.0%

Adaro Indonesia PT
7.625% due 10/22/2019		$600	609

Empire Capital Resources Pte. Ltd.
5.038% due 12/28/2010		1,000	995

Indonesia Government International Bond
6.875% due 03/09/2017		2,700	3,065
6.875% due 01/17/2018		2,600	2,938
7.250% due 04/20/2015		1,700	1,941
7.750% due 01/17/2038		100	119
11.625% due 03/04/2019		5,300	7,645

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011		$253	$266
7.250% due 06/28/2017		700	748
7.750% due 01/20/2020		1,540	1,694
7.875% due 06/29/2037		700	719

Total Indonesia (Cost $19,585)			20,739

ISRAEL 0.1%

Israel Government AID Bond
5.500% due 04/26/2024		$100	118

Total Israel (Cost $110)			118

KAZAKHSTAN 1.6%

Intergas Finance BV
6.375% due 05/14/2017		$300	302
6.875% due 11/04/2011		126	132

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		1,300	1,311

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,930	1,992

Total Kazakhstan (Cost $3,662)			3,737

MEXICO 13.9%

CORPORATE BONDS & NOTES 8.2%

Axtel SAB de C.V.
9.000% due 09/22/2019		$600	537

BBVA Bancomer S.A.
7.250% due 04/22/2020		500	495

C8 Capital SPV Ltd.
6.640% due 12/31/2049		700	462

Cemex Finance LLC
9.500% due 12/14/2016		1,200	1,164

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		1,000	1,045
9.250% due 06/30/2020		400	401

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		800	790
9.500% due 12/11/2019		400	412

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	67

Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,582
6.625% due 06/15/2038		700	718

Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,744
8.000% due 05/03/2019		3,450	4,123

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		200	207
9.500% due 01/21/2020		1,200	1,251

			18,998

SOVEREIGN ISSUES 5.7%

Mexico Government International Bond
5.500% due 02/17/2020	EUR	200	257
5.625% due 01/15/2017		$1,600	1,764
5.950% due 03/19/2019		2,400	2,676
6.750% due 09/27/2034		3,534	4,091
7.250% due 12/15/2016	MXN	8,600	690
7.500% due 04/08/2033		$2,460	3,093
9.500% due 12/18/2014	MXN	6,436	564

			13,135

Total Mexico (Cost $30,391)			32,133

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 1.4%

Panama Government International Bond
8.875% due 09/30/2027	$780	$1,043
9.375% due 04/01/2029	1,553	2,159

Total Panama (Cost $3,022)		3,202

PERU 1.4%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$187	148

Peru Government International Bond
7.350% due 07/21/2025	1,500	1,804
8.750% due 11/21/2033	994	1,352

Total Peru (Cost $2,955)		3,304

PHILIPPINES 2.1%

Philippines Government International Bond
6.375% due 01/15/2032	$1,700	1,725
6.375% due 10/23/2034	100	101
6.500% due 01/20/2020	600	662
7.750% due 01/14/2031	1,000	1,164
8.375% due 06/17/2019	500	622
8.875% due 03/17/2015	74	91
9.500% due 02/02/2030	400	543

Total Philippines (Cost $4,680)		4,908

POLAND 0.8%

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	$300	291

Poland Government International Bond
6.375% due 07/15/2019	1,400	1,557

Total Poland (Cost $1,695)		1,848

QATAR 1.4%

Nakilat, Inc.
6.067% due 12/31/2033	$100	96

Qatar Government International Bond
4.000% due 01/20/2015	200	206
5.250% due 01/20/2020	500	525
6.400% due 01/20/2040	100	107

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,500	1,560

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	350	362
6.332% due 09/30/2027	250	270

Total Qatar (Cost $2,930)		3,126

RUSSIA 15.6%

CORPORATE BONDS & NOTES 9.6%

Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	$330	334
6.510% due 03/07/2022	750	726
7.201% due 02/01/2020	543	565
8.625% due 04/28/2034	1,360	1,566
9.250% due 04/23/2019	200	231

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	83	85

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	5,150	5,770

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	1,640	1,634
7.175% due 05/16/2013	1,900	2,012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TNK-BP Finance S.A.
6.125% due 03/20/2012		$200	$205
6.625% due 03/20/2017		1,700	1,683
7.500% due 07/18/2016		2,100	2,184
7.875% due 03/13/2018		200	209

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,390	1,421
6.103% due 06/27/2012		700	732
8.700% due 08/07/2018		2,300	2,693

VTB Capital S.A.
6.609% due 10/31/2012		300	310

			22,360

SOVEREIGN ISSUES 6.0%

Russia Government International Bond
7.500% due 03/31/2030		12,268	13,862

Total Russia (Cost $33,526)			36,222

SINGAPORE 0.5%

Temasek Financial I Ltd.
5.375% due 11/23/2039		$1,000	1,082

Total Singapore (Cost $990)			1,082

SOUTH AFRICA 1.4%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	509

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	524
5.875% due 05/30/2022		$1,030	1,100
6.500% due 06/02/2014		450	502
6.875% due 05/27/2019		500	574

Total South Africa (Cost $2,988)			3,209

SOUTH KOREA 2.4%

Export-Import Bank of Korea
5.875% due 01/14/2015		$300	326
8.125% due 01/21/2014		1,900	2,177

Korea Development Bank
5.750% due 09/10/2013		15	16
8.000% due 01/23/2014		2,300	2,621

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	437

Total South Korea (Cost $5,464)			5,577

TRINIDAD AND TOBAGO 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,700	1,611

Total Trinidad And Tobago (Cost $1,642)			1,611

TUNISIA 0.5%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	500	627
7.375% due 04/25/2012		$430	469

Total Tunisia (Cost $1,057)			1,096

TURKEY 5.0%

Turkey Government International Bond
6.750% due 05/30/2040		$2,600	2,620
7.000% due 03/11/2019		700	781
7.250% due 03/05/2038		700	754
7.500% due 07/14/2017		4,300	4,934
7.500% due 11/07/2019		1,000	1,151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 02/14/2034		$1,100	$1,291

Total Turkey (Cost $10,956)			11,531

UNITED ARAB EMIRATES 0.7%

DP World Ltd.
6.850% due 07/02/2037		$600	479

Emirate of Abu Dhabi
6.750% due 04/08/2019		900	1,033

Total United Arab Emirates (Cost $1,400)			1,512

UNITED KINGDOM 0.4%

Barclays Bank PLC
10.179% due 06/12/2021		$520	653

HBOS PLC
6.750% due 05/21/2018		400	375

Total United Kingdom (Cost $920)			1,028

UNITED STATES 16.2%

BANK LOAN OBLIGATIONS 0.6%

Petroleum Export Ltd. III
4.037% due 04/08/2013		$1,176	1,173

Republic of Indonesia
1.438% due 12/14/2019		295	256

			1,429

CORPORATE BONDS & NOTES 0.9%

American International Group, Inc.
8.175% due 05/15/2068		900	718
8.625% due 05/22/2038	GBP	100	113

Citigroup Capital XXI
8.300% due 12/21/2057		$940	920

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	411

			2,162

MORTGAGE-BACKED SECURITIES 0.5%

American Home Mortgage Assets
0.557% due 10/25/2046		125	63

American Home Mortgage Investment Trust
5.660% due 09/25/2045		29	25

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		200	194
5.935% due 02/10/2051		200	209

Banc of America Mortgage Securities, Inc.
5.409% due 02/25/2036		12	10

Bear Stearns Adjustable Rate Mortgage Trust
4.970% due 01/25/2035		11	10
5.370% due 05/25/2047		74	54

Citigroup Mortgage Loan Trust, Inc.
5.906% due 09/25/2037		151	104

Countrywide Alternative Loan Trust
0.542% due 12/20/2046		193	95
0.558% due 07/20/2046		94	37

GSR Mortgage Loan Trust
5.034% due 01/25/2036		29	24

Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036		15	14

Residential Accredit Loans, Inc.
0.547% due 12/25/2046		700	131

WaMu Mortgage Pass-Through Certificates
1.121% due 02/25/2047		98	57
5.338% due 02/25/2037		88	65

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
5.462% due 07/25/2036	$33	$26

		1,118

U.S. GOVERNMENT AGENCIES 0.2%

Federal Home Loan Bank
4.125% due 12/13/2019 (d)	250	263

Freddie Mac
5.720% due 03/01/2036	258	278

		541

U.S. TREASURY OBLIGATIONS 14.0%

U.S. Treasury Notes
1.000% due 09/30/2011	202	203
3.500% due 05/15/2020	30,700	32,168

		32,371

Total United States (Cost $37,097)		37,621

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 1.4%

Uruguay Government International Bond
7.625% due 03/21/2036	$400	$466
8.000% due 11/18/2022	2,122	2,567
9.250% due 05/17/2017	200	254

Total Uruguay (Cost $2,876)		3,287

SHORT-TERM INSTRUMENTS 4.0%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.010% due 07/01/2010	1,152	1,152

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,177. Repurchase proceeds are $1,152.)

U.S. TREASURY BILLS 0.2%
0.170% due 07/01/2010 - 09/02/2010 (a)(c)	469	469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.059% due 07/15/2010 (c)	$300	$300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.2%
	744,192	7,452

Total Short-Term Instruments (Cost $9,373)		9,373

PURCHASED OPTIONS (f) 0.0%
(Cost $62)		10

Total Investments 104.2% (Cost $229,256)		$241,281

Written Options (g) (0.3%) (Premiums $382)		(596)

Other Assets and Liabilities (Net) (3.9%)		(9,202)

Net Assets 100.0%		$231,483

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $600 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(d)	Securities with an aggregate market value of $126 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note September Futures	Long	09/2010	2	$3

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%	$1,100	$4	$0	$4
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.661%	500	1	2	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	400	0	1	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	500	1	2	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	600	1	2	(1)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.369%	300	(5)	(4)	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.593%	1,000	(46)	(37)	(9)
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.437%	250	11	0	11
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.158%	100	(6)	(7)	1
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.158%	100	(5)	(7)	2
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%	300	1	0	1
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	2.037%	1,000	17	0	17
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.842%	2,375	(88)	(93)	5
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.842%	375	(14)	(15)	1
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	300	1	1	0
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.247%	300	(3)	(10)	7
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	100	0	0	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%	200	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	200	1	1	0
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.612%	100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	500	2	1	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%	100	0	0	0
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%	100	0	0	0
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.941%	700	(7)	0	(7)
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.956%	1,400	73	0	73
Philippines Government International Bond	CITI	2.770%	06/20/2018	1.970%	2,000	111	0	111
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.924%	800	27	0	27
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.688%	9,950	(301)	(290)	(11)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.650%	07/20/2011	1.909%	800	4	0	4
RSHB Capital S.A. for OJSC Russian Agricultural Bank	CSFB	1.870%	10/20/2012	2.273%	200	(1)	0	(1)

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	2.273%	$400	$(1)	$0	$(1)
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%	350	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	350	0	0	0
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.754%	100	0	1	(1)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.754%	100	1	1	0
South Korea Government Bond	GSC	1.000%	03/20/2011	0.754%	200	0	1	(1)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.308%	1,000	1	0	1
VTB Capital S.A.	GSC	1.000%	12/20/2010	1.963%	600	(2)	(7)	5

						$(222)	$(457)	$235

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	$13,400	$1,396	$1,207	$189

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$51	$13	$38
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	127	53	74
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	105	48	57
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	66	32	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		61,900	68	(23)	91
Pay	28-Day MXN TIIE	7.640%	03/01/2017	HSBC	MXN	22,400	76	3	73
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		1,300	11	7	4
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	101	0	101

							$605	$133	$472

(f)	Purchased options outstanding on June 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$2,000	$62	$10

(g)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$2,800	$15	$65
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,700	6	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,100	8	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,700	37	199
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,700	56	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	2,300	9	54
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,300	21	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,600	15	131
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,600	29	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,200	11	83
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,200	28	0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$1,600	$16	$0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,900	39	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,700	17	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	6	0

							$313	$533

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$2,000	$69	$63

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	10	$37,200	$364
Sales	58	58,000	302
Closing Buys	(68)	(40,800)	(284)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$54,400	$382

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,376	08/2010	DUB	$0	$(26)	$(26)
Sell		498	08/2010	GSC	0	(1)	(1)
Sell		77	08/2010	HSBC	0	(2)	(2)
Buy	CNY	3,320	01/2011	BOA	0	(8)	(8)
Buy		5,976	01/2011	MSC	0	(15)	(15)
Buy		4,471	04/2011	BCLY	0	(4)	(4)
Buy		6,280	04/2011	CITI	0	(2)	(2)
Buy		23,161	04/2011	JPM	0	(51)	(51)
Buy		3,387	04/2011	RBS	0	(3)	(3)
Sell	EUR	172	07/2010	CITI	4	0	4
Sell		2,742	07/2010	CSFB	321	0	321
Sell	HUF	480,073	07/2010	DUB	91	0	91
Buy		480,072	07/2010	JPM	62	0	62
Buy		216,181	10/2010	DUB	0	(23)	(23)
Buy		74,912	10/2010	HSBC	0	(2)	(2)
Buy		68,855	10/2010	JPM	2	0	2
Sell		480,072	10/2010	JPM	0	(59)	(59)
Buy	KRW	433,047	07/2010	BCLY	1	(7)	(6)
Buy		304,880	07/2010	CITI	0	(5)	(5)
Buy		245,630	07/2010	DUB	0	(6)	(6)
Sell		1,326,450	07/2010	DUB	25	0	25
Buy		204,043	07/2010	MSC	0	(6)	(6)
Buy		138,850	07/2010	RBS	0	(1)	(1)
Buy		488,400	08/2010	MSC	0	(16)	(16)
Buy		1,381,996	11/2010	BCLY	0	(70)	(70)
Sell		309,047	11/2010	BCLY	4	(1)	3
Buy		77,762	11/2010	BOA	0	(2)	(2)
Buy		282,937	11/2010	CITI	0	(12)	(12)
Sell		304,880	11/2010	CITI	5	0	5
Buy		1,263,987	11/2010	DUB	0	(69)	(69)
Buy		11,730	11/2010	GSC	0	0	0
Buy		92,383	11/2010	JPM	0	(5)	(5)
Buy		57,555	11/2010	MSC	0	(3)	(3)
Sell		633,342	11/2010	RBS	1	(3)	(2)
Buy	MXN	5,814	09/2010	DUB	1	(1)	0
Sell		6,537	09/2010	DUB	0	(11)	(11)
Buy		25,328	09/2010	HSBC	0	(32)	(32)
Buy	PHP	23,290	08/2010	DUB	0	0	0
Buy		23,274	08/2010	GSC	2	0	2
Sell		49,287	08/2010	MSC	0	(8)	(8)
Buy	PLN	2,829	08/2010	BCLY	0	(129)	(129)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	3,054	08/2010	HSBC	$0	$(117)	$(117)
Buy		1,323	08/2010	MSC	0	(61)	(61)
Buy	SGD	271	09/2010	BCLY	0	0	0
Buy		202	09/2010	CITI	1	0	1
Buy		174	09/2010	GSC	1	0	1
Sell		3,602	09/2010	UBS	0	(32)	(32)
Buy	TRY	3,355	07/2010	HSBC	26	0	26
Sell		3,355	07/2010	JPM	0	(10)	(10)
Sell		3,355	10/2010	HSBC	0	(26)	(26)

					$547	$(829)	$(282)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bahrain	$0	$1,314	$0	$1,314
Barbados	0	1,391	0	1,391
Bermuda	0	1,752	0	1,752
Brazil
Corporate Bonds & Notes	0	13,446	0	13,446
Sovereign Issues	0	14,658	0	14,658
Cayman Islands	0	749	498	1,247
Chile	0	2,362	0	2,362
China	0	598	0	598
Colombia	0	15,573	0	15,573
Egypt	0	627	0	627
El Salvador	0	1,366	0	1,366
Guatemala	0	673	0	673
Indonesia	0	20,739	0	20,739
Israel	0	118	0	118
Kazakhstan	0	3,737	0	3,737
Mexico
Corporate Bonds & Notes	0	18,998	0	18,998
Sovereign Issues	0	13,135	0	13,135
Panama	0	3,202	0	3,202
Peru	0	3,156	148	3,304
Philippines	0	4,908	0	4,908
Poland	0	1,848	0	1,848
Qatar	0	3,126	0	3,126
Russia
Corporate Bonds & Notes	0	22,360	0	22,360
Sovereign Issues	0	13,862	0	13,862
Singapore	0	1,082	0	1,082
South Africa	0	3,209	0	3,209
South Korea	0	5,577	0	5,577
Trinidad and Tobago	0	1,611	0	1,611
Tunisia	0	1,096	0	1,096
Turkey	0	11,531	0	11,531
United Arab Emirates	0	1,512	0	1,512
United Kingdom	0	1,028	0	1,028
United States
Bank Loan Obligations	0	1,173	256	1,429
Corporate Bonds & Notes	0	2,162	0	2,162
Mortgage-Backed Securities	0	1,118	0	1,118
U.S. Government Agencies	0	541	0	541
U.S. Treasury Obligations	0	32,371	0	32,371
Uruguay	0	3,287	0	3,287
Short-Term Instruments	7,452	1,921	0	9,373
Purchased Options	0	10	0	10

Investments, at value	$7,452	$232,927	$902	$241,281
Financial Derivative Instruments (3)	$3	$18	$0	$21

Totals	$7,455	$232,945	$902	$241,302

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Peru	$141	$(6)	$2	$1	$10	$0	$0	$148	$9
United States
Bank Loan Obligations	1,300	(123)	0	0	(4)	256	(1,173)	256	0
Cayman Islands	0	460	6	4	28	0	0	498	28

Investments, at value	$1,441	$331	$8	$5	$34	$256	$(1,173)	$902	$37

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$10	$0	$0	$0	$10
Variation margin receivable (2)	0	0	0	0	0	0
Unrealized appreciation on foreign currency contracts	0	547	0	0	0	547
Unrealized appreciation on swap agreements	472	0	460	0	0	932

	$472	$557	$460	$0	$0	$1,489

Liabilities:
Written options outstanding	$533	$63	$0	$0	$0	$596
Unrealized depreciation on foreign currency contracts	0	829	0	0	0	829
Unrealized depreciation on swap agreements	0	0	36	0	0	36

	$533	$892	$36	$0	$0	$1,461

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$2,183	$0	$1,105	$0	$0	$3,288
Net realized gain on foreign currency transactions	0	228	0	0	0	228

	$2,183	$228	$1,105	$0	$0	$3,516

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(33)	$0	$0	$0	$(33)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	52	8	(380)	0	0	(320)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(397)	0	0	0	(397)

	$52	$(422)	$(380)	$0	$0	$(750)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized

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Notes to Financial Statements  (Cont.)

debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC

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are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Notes to Financial Statements  (Cont.)

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to

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June 30, 2010 (Unaudited)

the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The

Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 1,534	$ 72,718	$ 66,800	$ 0	$ 7,452	$ 18	$ 0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$106,344	$85,303	$48,759	$31,379

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	5,426	$69,997	9,292	$107,390
Advisor Class	556	7,169	626	7,269
Issued as reinvestment of distributions
Administrative Class	404	5,216	784	9,049
Advisor Class	24	313	35	415
Cost of shares redeemed
Administrative Class	(3,881)	(50,425)	(7,930)	(89,569)
Advisor Class	(201)	(2,588)	(163)	(1,865)
Net increase resulting from Portfolio share transactions	2,328	$29,682	2,644	$32,689

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	3	80	*
Advisor Class	5	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$13,448	$(1,423)	$12,025

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	PHP	Philippine Peso	USD	United States Dollar
GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

Semiannual Report	June 30, 2010	25

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

26	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS15 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Germany	27.0%
Short-Term Instruments	13.0%
United Kingdom	12.0%
Netherlands	10.7%
France	10.0%
Canada	9.5%
United States	6.6%
Other	11.2%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (04/30/08)
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class	0.61%	5.89%	4.86%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	-2.13%	2.83%	2.69%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,006.09	$1,020.33
Expenses Paid During Period†	$4.48	$4.51

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. and in core Eurozone countries (such as Germany) contributed to performance as yields declined in these regions during the latter part of the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from performance as yields declined in these countries during the latter part of the reporting period.

»	A curve-steepening bias in the U.S. and core Eurozone countries (such as Germany) detracted from performance as yield curves flattened in these regions during the latter part of the reporting period.

»	An underweight to the euro and the pound sterling for most of the reporting period contributed to performance as both currencies underperformed during the reporting period.

»	Exposure to commercial mortgage-backed securities contributed to performance as these securities experienced price appreciation during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	04/30/2008-12/31/2008

Administrative Class
Net asset value beginning of year or period	$10.64	$10.53	$10.00
Net investment income (a)	0.06	0.16	0.05
Net realized/unrealized gain on investments	0.00	0.27	0.53
Total income from investment operations	0.06	0.43	0.58
Dividends from net investment income	(0.06)	(0.15)	(0.05)
Distributions from net realized capital gains	0.00	(0.17)	0.00
Total distributions	(0.06)	(0.32)	(0.05)
Net asset value end of year or period	$10.64	$10.64	$10.53
Total return	0.61%	4.09%	5.84%
Net assets end of year or period (000s)	$10,213	$6,277	$5,182
Ratio of expenses to average net assets	0.90%*	0.90%	0.79%*
Ratio of expenses to average net assets excluding waivers	0.90%*	0.90%	1.95%*
Ratio of net investment income to average net assets	1.23%*	1.50%	0.71%*
Portfolio turnover rate	280%	683%	891%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$26,801
Investments in Affiliates, at value	3,716
Repurchase agreements, at value	276
Deposits with counterparty	31
Foreign currency, at value	142
Receivable for investments sold	2,863
Receivable for Portfolio shares sold	99
Interest and dividends receivable	394
Dividends receivable from Affiliates	1
Variation margin receivable	15
Swap premiums paid	47
Unrealized appreciation on foreign currency contracts	583
Unrealized appreciation on swap agreements	179
35,147

Liabilities:
Payable for investments purchased	$3,484
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	4
Written options outstanding	29
Deposits from counterparty	590
Accrued related party fees	30
Swap premiums received	20
Unrealized depreciation on foreign currency contracts	121
Unrealized depreciation on swap agreements	4
4,283

Net Assets	$30,864

Net Assets Consist of:
Paid in capital	$30,744
Undistributed net investment income	506
Accumulated undistributed net realized (loss)	(84)
Net unrealized (depreciation)	(302)
$30,864

Net Assets:
Administrative Class	$10,213
Advisor Class	20,651

Shares Issued and Outstanding:
Administrative Class	960
Advisor Class	1,942

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.64
Advisor Class	10.64

Cost of Investments Owned	$27,751
Cost of Investments in Affiliates Owned	$3,715
Cost of Repurchase Agreements Owned	$276
Cost of Foreign Currency Held	$143
Premiums Received on Written Options	$17

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Year Ended June 30, 2010

Investment Income:
Interest	$264
Dividends from Affiliate investments	2
Total Income	266

Expenses:
Investment advisory fees	31
Supervisory and administrative fees	62
Servicing fees – Administrative Class	7
Distribution and/or servicing fees – Advisor Class	19
Total Expenses	119

Net Investment Income	147

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(764)
Net realized gain on futures contracts, written options and swaps	227
Net realized gain on foreign currency transactions	458
Net change in unrealized (depreciation) on investments	(810)
Net change in unrealized appreciation on Affiliate investments	1
Net change in unrealized appreciation on futures contracts, written options and swaps	242
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	639
Net (Loss)	(7)

Net Increase in Net Assets Resulting from Operations	$140

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$147	$125
Net realized gain (loss)	(79)	857
Net change in unrealized appreciation (depreciation)	71	(643)
Net change in unrealized appreciation on Affiliate investments	1	0
Net increase resulting from operations	140	339

Distributions to Shareholders:
From net investment income
Administrative Class	(58)	(76)
Avisor Class	(87)	(52)
From net realized capital gains
Administrative Class	0	(100)
Advisor Class	0	(151)

Total Distributions	(145)	(379)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	7,742	6,738
Advisor Class	10,860	15,569
Issued as reinvestment of distributions
Administrative Class	58	176
Advisor Class	87	203
Cost of shares redeemed
Administrative Class	(3,835)	(5,897)
Advisor Class	(1,396)	(4,578)
Net increase resulting from Portfolio share transactions	13,516	12,211

Total Increase in Net Assets	13,511	12,171

Net Assets:
Beginning of period	17,353	5,182
End of period*	$30,864	$17,353

*Including undistributed net investment income of:	$506	$504

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Foreign Bond Portfolio (Unhedged)

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.0%

Commonwealth Bank of Australia
0.714% due 07/12/2013		$100	$100

ING Bank Australia Ltd.
5.500% due 10/08/2012	AUD	500	423

Macquarie Bank Ltd.
2.600% due 01/20/2012		$300	307

National Australia Bank Ltd.
0.795% due 07/08/2014		100	101

Suncorp-Metway Ltd.
0.914% due 12/17/2010		100	100

Westpac Banking Corp.
2.700% due 12/09/2014		100	102
2.900% due 09/10/2014		100	102

Total Australia (Cost $1,220)			1,235

CANADA 9.5%

Bank of Montreal
2.850% due 06/09/2015		$600	611

Canada Government Bond
1.500% due 06/01/2012	CAD	400	376
2.000% due 12/01/2014		100	93
2.500% due 06/01/2015		200	189
2.750% due 12/01/2010		850	805
4.250% due 06/01/2018		300	309

Canada Housing Trust No. 1
1.229% due 09/15/2014		100	95
4.600% due 09/15/2011		100	98

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$200	202

Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	7	7

Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		15	15

Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	131

Total Canada (Cost $2,947)			2,931

DENMARK 0.7%

BRFkredit A/S
0.553% due 04/15/2013		$200	200

Realkredit Danmark A/S
2.000% due 01/01/2011	DKK	100	17

Total Denmark (Cost $220)			217

FRANCE 10.0%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	100	126
4.750% due 05/28/2013		100	132

Cie de Financement Foncier
2.000% due 02/17/2012		100	123
3.875% due 02/11/2011		200	249
4.500% due 01/09/2013		100	131

Dexia Credit Local
0.808% due 04/29/2014		$600	600
2.375% due 09/23/2011		200	203
2.750% due 01/10/2014		100	101

France Government Bond
3.500% due 04/25/2020	EUR	600	760
4.750% due 10/25/2012		300	399

France Treasury Notes
3.000% due 01/12/2011		100	124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l'Economie Francaise
2.375% due 03/10/2012	EUR	100	$125

Total France (Cost $3,305)			3,073

GERMANY 26.9%

CORPORATE BONDS & NOTES 1.5%

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	200	245
4.125% due 07/04/2017		160	216

			461

SOVEREIGN ISSUES 25.4%

Republic of Germany
2.250% due 12/10/2010		1,800	2,219
3.500% due 01/04/2016		100	134
3.500% due 07/04/2019		900	1,192
3.750% due 07/04/2013		100	133
4.000% due 09/10/2010		100	123
4.000% due 10/11/2013		100	135
4.000% due 01/04/2037		450	618
4.250% due 10/12/2012		700	926
4.250% due 07/04/2014		500	685
4.750% due 07/04/2034		200	303
5.500% due 01/04/2031		200	325
6.250% due 01/04/2030		600	1,051

			7,844

Total Germany (Cost $8,675)			8,305

IRELAND 0.8%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	200	247

Total Ireland (Cost $278)			247

JAPAN 3.7%

Japan Government International Bond
0.700% due 09/20/2014	JPY	45,000	518
1.700% due 03/20/2017		50,000	609

Total Japan (Cost $1,081)			1,127

NETHERLANDS 10.7%

ASSET-BACKED SECURITIES 0.2%

Globaldrive BV
4.000% due 10/20/2016	EUR	62	79

CORPORATE BONDS & NOTES 4.3%

ABN AMRO Bank NV
3.250% due 01/18/2013		100	126

Achmea Hypotheekbank NV
0.694% due 11/03/2014		$100	100

LeasePlan Corp. NV
3.375% due 12/10/2010	EUR	700	864

NIBC Bank NV
0.916% due 12/02/2014		$100	100
3.500% due 04/07/2014	EUR	100	129

			1,319

SOVEREIGN ISSUES 6.2%

Netherlands Government International Bond
4.000% due 01/15/2011	EUR	500	623
4.000% due 07/15/2018		200	272
4.000% due 07/15/2019		400	543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/15/2010	EUR	380	$465

			1,903

Total Netherlands (Cost $3,684)			3,301

NORWAY 0.9%

DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	200	259

Total Norway (Cost $286)			259

SUPRANATIONAL 0.8%

European Investment Bank
3.625% due 10/15/2011	EUR	200	253

Total Supranational (Cost $253)			253

SWEDEN 0.4%

Stadshypotek AB
2.750% due 04/30/2015	EUR	100	124

Total Sweden (Cost $123)			124

UNITED KINGDOM 11.9%

CORPORATE BONDS & NOTES 4.7%

Bank of Scotland PLC
4.500% due 09/10/2010	EUR	100	123

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$400	403

Nationwide Building Society
4.125% due 02/27/2012	EUR	100	126

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$200	200
1.500% due 03/30/2012		600	601

			1,453

MORTGAGE-BACKED SECURITIES 2.1%

Eurosail PLC
0.891% due 03/13/2045	GBP	100	130

Granite Master Issuer PLC
0.418% due 12/20/2054		$162	130
0.518% due 12/20/2054		100	72
0.601% due 12/17/2054	EUR	100	90

Granite Mortgages PLC
0.891% due 06/20/2044	GBP	115	160

Great Hall Mortgages PLC
0.669% due 06/18/2039		$75	63

			645

SOVEREIGN ISSUES 5.1%

United Kingdom Gilt
3.750% due 09/07/2019	GBP	350	541
4.250% due 06/07/2032		200	304
4.250% due 03/07/2036		170	258
4.500% due 12/07/2042		200	317
4.750% due 12/07/2038		100	164

			1,584

Total United Kingdom (Cost $3,706)			3,682

UNITED STATES 6.6%

ASSET-BACKED SECURITIES 0.7%

Ally Auto Receivables Trust
0.323% due 04/15/2011		$155	155

Bank of America Auto Trust
1.160% due 02/15/2012		76	76

			231

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.7%

American International Group, Inc.
0.414% due 10/18/2011		$100	$94
5.750% due 03/15/2067	GBP	100	86

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	126

Embarq Corp.
7.082% due 06/01/2016		$100	107

JC Penney Corp., Inc.
7.950% due 04/01/2017		100	111

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017		100	109

WM Covered Bond Program
4.000% due 09/27/2016	EUR	100	126
4.375% due 05/19/2014		50	65

			824

MORTGAGE-BACKED SECURITIES 1.8%

First Horizon Asset Securities, Inc.
5.835% due 05/25/2037		$113	91

Indymac Index Mortgage Loan Trust
0.587% due 07/25/2035		36	20

JPMorgan Mortgage Trust
5.461% due 02/25/2036		64	57

Merrill Lynch Countrywide Commercial Mortgage Trust
6.155% due 08/12/2049		100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
2.800% due 02/25/2035	$44	$43

Thornburg Mortgage Securities Trust
0.463% due 07/25/2036	57	56

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	100	105

Wells Fargo Mortgage-Backed Securities Trust
3.601% due 10/25/2035	104	94

		568

U.S. GOVERNMENT AGENCIES 1.2%

Fannie Mae
4.500% due 01/25/2017	49	50
5.500% due 05/25/2027	33	33

Small Business Administration
5.980% due 05/01/2022	254	276

		359

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
1.000% due 07/31/2011 (c)	27	27
1.000% due 09/30/2011 (c)	25	25
4.500% due 02/28/2011	12	13

		65

Total United States (Cost $1,973)		2,047

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.9%

REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$276	$276

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $284. Repurchase proceeds are $276.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 12.0%
	371,076	3,716

Total Short-Term Instruments (Cost $3,991)		3,992

Total Investments 99.8% (Cost $31,742)		$30,793

Written Options (e) (0.1%) (Premiums $17)		(29)

Other Assets and Liabilities (Net) 0.3%		100

Net Assets 100.0%		$30,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $681 at a weighted average interest rate of 0.350%. On June 30, 2010, there were no open reverse repurchase agreements.
(c)	Securities with an aggregate market value of $52 and cash of $31 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	3	$(1)
Australia Government 3-Year Bond September Futures	Long	09/2010	15	9
Canada Government 10-Year Bond September Futures	Long	09/2010	8	16
Euro-Bund 10-Year Bond September Futures	Long	09/2010	13	18
U.S. Treasury 10-Year Note September Futures	Long	09/2010	4	11
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	2	6

				$59

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.755%	$100	$4	$(2)	$6
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	2.086%	100	7	7	0
Macy's Retail Holdings, Inc.	JPM	(5.000%	)	09/20/2017	2.232%	100	(17)	(13)	(4)

							$(6)	$(8)	$2

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Japan Government International Bond	RBS	0.480%	12/20/2010	0.141%	$1,500	$3	$0	$3
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	200	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	500	6	4	2

						$11	$5	$6

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	500	$7	$0	$7
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB	AUD	600	14	3	11
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS	JPY	400,000	102	31	71
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	UBS		10,000	2	1	1
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		80,000	44	(3)	47
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		50,000	28	(2)	30

							$197	$30	$167

(e)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	1	$1	$3
Put - CBOT U.S. Treasury 10-Year Note August Futures	119.500	07/23/2010	2	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	1	0	0

				$2	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$1,000	$7	$26
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	8	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	0	0

							$15	$26

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2009	14	$2,800	EUR	0	GBP	0	$33
Sales	42	2,300		900		300	43
Closing Buys	(52)	(2,800)		(200)		0	(46)
Expirations	0	(200)		(700)		(300)	(13)
Exercised	0	0		0		0	0

Balance at 06/30/2010	4	$2,100	EUR	0	GBP	0	$17

(f)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	189	07/2010	JPM	$6	$0	$6
Sell	BRL	21	08/2010	GSC	0	0	0
Buy		5	08/2010	RBS	0	0	0
Sell	CAD	44	07/2010	BCLY	1	0	1
Buy		1,563	07/2010	CITI	0	(6)	(6)
Sell		1,320	07/2010	CITI	3	0	3
Buy		100	07/2010	RBS	0	(2)	(2)
Sell		553	07/2010	UBS	30	0	30
Buy	CNY	694	11/2010	BCLY	0	(1)	(1)
Sell		276	11/2010	BCLY	0	0	0
Buy		20	11/2010	CITI	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	20	11/2010	DUB	$0	$0	$0
Sell		257	11/2010	DUB	0	0	0
Buy		41	11/2010	JPM	0	0	0
Buy		231	11/2010	MSC	0	(1)	(1)
Sell		272	11/2010	RBS	0	0	0
Sell		275	01/2011	BCLY	0	0	0
Buy		327	01/2011	BOA	0	(1)	(1)
Sell		1,112	01/2011	CITI	0	(1)	(1)
Buy		1,655	01/2011	HSBC	0	(3)	(3)
Buy		453	01/2011	JPM	0	(1)	(1)
Sell		1,146	01/2011	JPM	0	(1)	(1)
Buy		466	01/2011	MSC	0	(1)	(1)
Buy		212	04/2011	BCLY	0	(1)	(1)
Buy		106	04/2011	CSFB	0	0	0
Buy		73	04/2011	HSBC	0	0	0
Buy		73	04/2011	JPM	0	0	0
Buy		1,119	04/2011	MSC	0	(2)	(2)
Buy		89	06/2011	BCLY	0	0	0
Buy		309	06/2011	DUB	0	(1)	(1)
Buy		592	06/2011	JPM	0	(1)	(1)
Buy		81	06/2011	RBS	0	0	0
Buy	DKK	1,958	09/2010	CITI	0	(3)	(3)
Sell	EUR	3,834	07/2010	BCLY	24	0	24
Buy		66	07/2010	BNP	0	(1)	(1)
Buy		607	07/2010	CITI	2	(19)	(17)
Sell		276	07/2010	CITI	6	0	6
Buy		1,700	07/2010	CSFB	33	(14)	19
Sell		212	07/2010	CSFB	0	(4)	(4)
Sell		806	07/2010	DUB	0	(22)	(22)
Buy		70	07/2010	HSBC	0	0	0
Sell		609	07/2010	HSBC	0	(17)	(17)
Buy		23	07/2010	JPM	0	0	0
Sell		34	07/2010	JPM	0	0	0
Sell		179	07/2010	MSC	0	(2)	(2)
Buy		93	07/2010	RBC	0	(3)	(3)
Buy		70	07/2010	RBS	0	(1)	(1)
Sell		342	07/2010	RBS	3	0	3
Buy		159	07/2010	UBS	0	0	0
Sell		53	07/2010	UBS	1	0	1
Sell		216	08/2010	CITI	2	0	2
Sell		3,734	08/2010	RBS	19	0	19
Buy	GBP	13	07/2010	RBS	0	0	0
Buy		317	09/2010	BOA	4	0	4
Buy		30	09/2010	HSBC	0	(1)	(1)
Buy	IDR	189,900	09/2010	JPM	3	0	3
Buy		97,730	11/2010	BCLY	1	0	1
Buy		93,800	11/2010	HSBC	0	0	0
Buy	JPY	992,906	07/2010	BOA	387	0	387
Buy		42,303	07/2010	CITI	5	0	5
Sell		30,072	07/2010	CITI	0	(1)	(1)
Buy		17,601	07/2010	CSFB	3	0	3
Sell		91	07/2010	CSFB	0	0	0
Buy		9,755	07/2010	HSBC	1	0	1
Sell		6,295	07/2010	HSBC	0	0	0
Buy		115,165	07/2010	RBS	40	0	40
Buy		4,189	07/2010	UBS	2	0	2
Sell		88,574	07/2010	UBS	0	(2)	(2)
Buy	KRW	5,000	07/2010	BCLY	0	0	0
Sell		33,857	07/2010	BCLY	1	0	1
Buy		37,327	07/2010	CITI	0	(2)	(2)
Buy		10,657	07/2010	DUB	0	0	0
Buy		8,876	07/2010	MSC	0	0	0
Sell		28,002	07/2010	MSC	1	0	1
Sell		42,021	08/2010	BCLY	2	0	2
Buy		21,245	08/2010	MSC	0	(1)	(1)
Sell		17,505	08/2010	MSC	1	0	1
Buy		9,555	11/2010	BCLY	0	0	0
Buy		11,927	11/2010	BOA	0	0	0
Buy		16,899	11/2010	CITI	0	(1)	(1)
Sell		37,327	11/2010	CITI	2	0	2
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		23,156	11/2010	JPM	0	(1)	(1)
Buy		11,511	11/2010	MSC	0	(1)	(1)
Sell		9,429	11/2010	RBS	0	0	0
Buy	MXN	318	09/2010	HSBC	0	0	0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	0	10/2010	CITI	$0	$0	$0
Buy	NOK	497	09/2010	CITI	0	(1)	(1)
Sell	PHP	0	11/2010	CITI	0	0	0
Buy		0	11/2010	UBS	0	0	0
Buy	SEK	587	09/2010	CITI	0	0	0
Buy	SGD	1	09/2010	CITI	0	0	0
Sell		8	09/2010	GSC	0	0	0

					$583	$(121)	$462

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010

Australia	$0	$1,235	$0	$1,235
Canada	0	2,931	0	2,931
Denmark	0	217	0	217
France	0	3,073	0	3,073
Germany
Corporate Bonds & Notes	0	461	0	461
Sovereign Issues	0	7,844	0	7,844
Ireland	0	247	0	247
Japan	0	1,127	0	1,127
Netherlands
Asset-Backed Securities	0	79	0	79
Corporate Bonds & Notes	0	1,319	0	1,319
Sovereign Issues	0	1,903	0	1,903
Norway	0	259	0	259
Supranational	0	253	0	253
Sweden	0	124	0	124
United Kingdom
Corporate Bonds & Notes	0	1,453	0	1,453
Mortgage-Backed Securities	0	645	0	645
Sovereign Issues	0	1,584	0	1,584
United States
Asset-Backed Securities	0	231	0	231
Corporate Bonds & Notes	0	824	0	824
Mortgage-Backed Securities	0	568	0	568
U.S. Government Agencies	0	359	0	359
U.S. Treasury Obligations	0	65	0	65
Short-Term Instruments	3,716	276	0	3,992

Investments, at value	$3,716	$27,077	$0	$30,793
Financial Derivative Instruments (3)	$59	$608	$0	$667

Totals	$3,775	$27,685	$0	$31,460

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
United Kingdom
Corporate Bonds & Notes	$393	$0	$0	$0	$10	$0	$(403)	$0	$0

Investments, at value	$393	$0	$0	$0	$10	$0	$(403)	$0	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

June 30, 2010 (Unaudited)

(h)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable (2)	$15	$0	$0	$0	$0	$15
Unrealized appreciation on foreign currency contracts	0	583	0	0	0	583
Unrealized appreciation on swap agreements	167	0	12	0	0	179

	$182	$583	$12	$0	$0	$777

Liabilities:
Written options outstanding	$29	$0	$0	$0	$0	$29
Unrealized depreciation on foreign currency contracts	0	121	0	0	0	121
Unrealized depreciation on swap agreements	0	0	4	0	0	4

	$29	$121	$4	$0	$0	$154

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(224)	$0	$0	$0	$(224)
Net realized gain on futures contracts, written options and swaps	202	17	8	0	0	227
Net realized gain on foreign currency transactions	0	456	0	0	0	456

	$202	$249	$8	$0	$0	$459

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$53	$0	$0	$0	$53
Net change in unrealized appreciation on futures contracts, written options and swaps	227	0	15	0	0	242
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	669	0	0	0	669

	$227	$722	$15	$0	$0	$964

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $59 as reported in the Notes to Schedule of Investments.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S.

Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the

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Notes to Financial Statements  (Cont.)

realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to

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June 30, 2010 (Unaudited)

another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate

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Notes to Financial Statements  (Cont.)

significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or

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June 30, 2010 (Unaudited)

its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2010, the remaining recoverable amount to PIMCO was $17,829.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$663	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 2,313	$ 16,403	$ 15,000	$ 1	$ 3,716	$ 2	$ 0

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$10,061	$11,581	$69,065	$57,558

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Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	729	$7,742	637	$6,738
Advisor Class	1,025	10,860	1,445	15,569
Issued as reinvestment of distributions
Administrative Class	5	58	16	176
Advisor Class	9	87	18	203
Cost of shares redeemed
Administrative Class	(364)	(3,835)	(555)	(5,897)
Advisor Class	(132)	(1,396)	(423)	(4,578)
Net increase resulting from Portfolio share transactions	1,272	$13,516	1,138	$12,211

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	89	*
Advisor Class	2	94

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.   FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$275	$(1,224)	$(949)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC			Over-the-Counter

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate	LIBOR			London Interbank Offered Rates

Semiannual Report	June 30, 2010	23

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS17 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Germany	27.0%
Short-Term Instruments	13.0%
United Kingdom	12.0%
Netherlands	10.7%
France	10.0%
Canada	9.5%
United States	6.6%
Other	11.2%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	1 Year	Portfolio Inception (03/31/09)
PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class	5.79%	7.94%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	2.83%	6.52%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Advisor Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,005.59	$1,019.84
Expenses Paid During Period†	$4.97	$5.01

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. and in core Eurozone countries (such as Germany) contributed to performance as yields declined in these regions during the latter part of the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from performance as yields declined in these countries during the latter part of the reporting period.

»	A curve-steepening bias in the U.S. and core Eurozone countries (such as Germany) detracted from performance as yield curves flattened in these regions during the latter part of the reporting period.

»	An underweight to the euro and the pound sterling for most of the reporting period contributed to performance as both currencies underperformed during the reporting period.

»	Exposure to commercial mortgage-backed securities contributed to performance as these securities experienced price appreciation during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Period Ended:	06/30/2010+	03/31/2009-12/31/2009

Advisor Class
Net asset value beginning of period	$10.64	$10.01
Net investment income (a)	0.06	0.12
Net realized/unrealized gain on investments	0.00	0.83
Total income from investment operations	0.06	0.95
Dividends from net investment income	(0.06)	(0.15)
Distributions from net realized capital gains	0.00	(0.17)
Total distributions	(0.06)	(0.32)
Net asset value end of period	$10.64	$10.64
Total return	0.56%	9.41%
Net assets end of period (000s)	$20,651	$11,076
Ratio of expenses to average net assets	1.00%*	1.00%*
Ratio of net investment income to average net assets	1.13%*	1.52%*
Portfolio turnover rate	280%	683%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$26,801
Investments in Affiliates, at value	3,716
Repurchase agreements, at value	276
Deposits with counterparty	31
Foreign currency, at value	142
Receivable for investments sold	2,863
Receivable for Portfolio shares sold	99
Interest and dividends receivable	394
Dividends receivable from Affiliates	1
Variation margin receivable	15
Swap premiums paid	47
Unrealized appreciation on foreign currency contracts	583
Unrealized appreciation on swap agreements	179
35,147

Liabilities:
Payable for investments purchased	$3,484
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	4
Written options outstanding	29
Deposits from counterparty	590
Accrued related party fees	30
Swap premiums received	20
Unrealized depreciation on foreign currency contracts	121
Unrealized depreciation on swap agreements	4
4,283

Net Assets	$30,864

Net Assets Consist of:
Paid in capital	$30,744
Undistributed net investment income	506
Accumulated undistributed net realized (loss)	(84)
Net unrealized (depreciation)	(302)
$30,864

Net Assets:
Administrative Class	$10,213
Advisor Class	20,651

Shares Issued and Outstanding:
Administrative Class	960
Advisor Class	1,942

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.64
Advisor Class	10.64

Cost of Investments Owned	$27,751
Cost of Investments in Affiliates Owned	$3,715
Cost of Repurchase Agreements Owned	$276
Cost of Foreign Currency Held	$143
Premiums Received on Written Options	$17

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Year Ended June 30, 2010

Investment Income:
Interest	$264
Dividends from Affiliate investments	2
Total Income	266

Expenses:
Investment advisory fees	31
Supervisory and administrative fees	62
Servicing fees – Administrative Class	7
Distribution and/or servicing fees – Advisor Class	19
Total Expenses	119

Net Investment Income	147

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(764)
Net realized gain on futures contracts, written options and swaps	227
Net realized gain on foreign currency transactions	458
Net change in unrealized (depreciation) on investments	(810)
Net change in unrealized appreciation on Affiliate investments	1
Net change in unrealized appreciation on futures contracts, written options and swaps	242
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	639
Net (Loss)	(7)

Net Increase in Net Assets Resulting from Operations	$140

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$147	$125
Net realized gain (loss)	(79)	857
Net change in unrealized appreciation (depreciation)	71	(643)
Net change in unrealized appreciation on Affiliate investments	1	0
Net increase resulting from operations	140	339

Distributions to Shareholders:
From net investment income
Administrative Class	(58)	(76)
Avisor Class	(87)	(52)
From net realized capital gains
Administrative Class	0	(100)
Advisor Class	0	(151)

Total Distributions	(145)	(379)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	7,742	6,738
Advisor Class	10,860	15,569
Issued as reinvestment of distributions
Administrative Class	58	176
Advisor Class	87	203
Cost of shares redeemed
Administrative Class	(3,835)	(5,897)
Advisor Class	(1,396)	(4,578)
Net increase resulting from Portfolio share transactions	13,516	12,211

Total Increase in Net Assets	13,511	12,171

Net Assets:
Beginning of period	17,353	5,182
End of period*	$30,864	$17,353

*Including undistributed net investment income of:	$506	$504

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Foreign Bond Portfolio (Unhedged)

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.0%

Commonwealth Bank of Australia
0.714% due 07/12/2013		$100	$100

ING Bank Australia Ltd.
5.500% due 10/08/2012	AUD	500	423

Macquarie Bank Ltd.
2.600% due 01/20/2012		$300	307

National Australia Bank Ltd.
0.795% due 07/08/2014		100	101

Suncorp-Metway Ltd.
0.914% due 12/17/2010		100	100

Westpac Banking Corp.
2.700% due 12/09/2014		100	102
2.900% due 09/10/2014		100	102

Total Australia (Cost $1,220)			1,235

CANADA 9.5%

Bank of Montreal
2.850% due 06/09/2015		$600	611

Canada Government Bond
1.500% due 06/01/2012	CAD	400	376
2.000% due 12/01/2014		100	93
2.500% due 06/01/2015		200	189
2.750% due 12/01/2010		850	805
4.250% due 06/01/2018		300	309

Canada Housing Trust No. 1
1.229% due 09/15/2014		100	95
4.600% due 09/15/2011		100	98

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$200	202

Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	7	7

Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		15	15

Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	131

Total Canada (Cost $2,947)			2,931

DENMARK 0.7%

BRFkredit A/S
0.553% due 04/15/2013		$200	200

Realkredit Danmark A/S
2.000% due 01/01/2011	DKK	100	17

Total Denmark (Cost $220)			217

FRANCE 10.0%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	100	126
4.750% due 05/28/2013		100	132

Cie de Financement Foncier
2.000% due 02/17/2012		100	123
3.875% due 02/11/2011		200	249
4.500% due 01/09/2013		100	131

Dexia Credit Local
0.808% due 04/29/2014		$600	600
2.375% due 09/23/2011		200	203
2.750% due 01/10/2014		100	101

France Government Bond
3.500% due 04/25/2020	EUR	600	760
4.750% due 10/25/2012		300	399

France Treasury Notes
3.000% due 01/12/2011		100	124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l'Economie Francaise
2.375% due 03/10/2012	EUR	100	$125

Total France (Cost $3,305)			3,073

GERMANY 26.9%

CORPORATE BONDS & NOTES 1.5%

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	200	245
4.125% due 07/04/2017		160	216

			461

SOVEREIGN ISSUES 25.4%

Republic of Germany
2.250% due 12/10/2010		1,800	2,219
3.500% due 01/04/2016		100	134
3.500% due 07/04/2019		900	1,192
3.750% due 07/04/2013		100	133
4.000% due 09/10/2010		100	123
4.000% due 10/11/2013		100	135
4.000% due 01/04/2037		450	618
4.250% due 10/12/2012		700	926
4.250% due 07/04/2014		500	685
4.750% due 07/04/2034		200	303
5.500% due 01/04/2031		200	325
6.250% due 01/04/2030		600	1,051

			7,844

Total Germany (Cost $8,675)			8,305

IRELAND 0.8%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	200	247

Total Ireland (Cost $278)			247

JAPAN 3.7%

Japan Government International Bond
0.700% due 09/20/2014	JPY	45,000	518
1.700% due 03/20/2017		50,000	609

Total Japan (Cost $1,081)			1,127

NETHERLANDS 10.7%

ASSET-BACKED SECURITIES 0.2%

Globaldrive BV
4.000% due 10/20/2016	EUR	62	79

CORPORATE BONDS & NOTES 4.3%

ABN AMRO Bank NV
3.250% due 01/18/2013		100	126

Achmea Hypotheekbank NV
0.694% due 11/03/2014		$100	100

LeasePlan Corp. NV
3.375% due 12/10/2010	EUR	700	864

NIBC Bank NV
0.916% due 12/02/2014		$100	100
3.500% due 04/07/2014	EUR	100	129

			1,319

SOVEREIGN ISSUES 6.2%

Netherlands Government International Bond
4.000% due 01/15/2011	EUR	500	623
4.000% due 07/15/2018		200	272
4.000% due 07/15/2019		400	543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/15/2010	EUR	380	$465

			1,903

Total Netherlands (Cost $3,684)			3,301

NORWAY 0.9%

DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	200	259

Total Norway (Cost $286)			259

SUPRANATIONAL 0.8%

European Investment Bank
3.625% due 10/15/2011	EUR	200	253

Total Supranational (Cost $253)			253

SWEDEN 0.4%

Stadshypotek AB
2.750% due 04/30/2015	EUR	100	124

Total Sweden (Cost $123)			124

UNITED KINGDOM 11.9%

CORPORATE BONDS & NOTES 4.7%

Bank of Scotland PLC
4.500% due 09/10/2010	EUR	100	123

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$400	403

Nationwide Building Society
4.125% due 02/27/2012	EUR	100	126

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$200	200
1.500% due 03/30/2012		600	601

			1,453

MORTGAGE-BACKED SECURITIES 2.1%

Eurosail PLC
0.891% due 03/13/2045	GBP	100	130

Granite Master Issuer PLC
0.418% due 12/20/2054		$162	130
0.518% due 12/20/2054		100	72
0.601% due 12/17/2054	EUR	100	90

Granite Mortgages PLC
0.891% due 06/20/2044	GBP	115	160

Great Hall Mortgages PLC
0.669% due 06/18/2039		$75	63

			645

SOVEREIGN ISSUES 5.1%

United Kingdom Gilt
3.750% due 09/07/2019	GBP	350	541
4.250% due 06/07/2032		200	304
4.250% due 03/07/2036		170	258
4.500% due 12/07/2042		200	317
4.750% due 12/07/2038		100	164

			1,584

Total United Kingdom (Cost $3,706)			3,682

UNITED STATES 6.6%

ASSET-BACKED SECURITIES 0.7%

Ally Auto Receivables Trust
0.323% due 04/15/2011		$155	155

Bank of America Auto Trust
1.160% due 02/15/2012		76	76

			231

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.7%

American International Group, Inc.
0.414% due 10/18/2011		$100	$94
5.750% due 03/15/2067	GBP	100	86

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	126

Embarq Corp.
7.082% due 06/01/2016		$100	107

JC Penney Corp., Inc.
7.950% due 04/01/2017		100	111

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017		100	109

WM Covered Bond Program
4.000% due 09/27/2016	EUR	100	126
4.375% due 05/19/2014		50	65

			824

MORTGAGE-BACKED SECURITIES 1.8%

First Horizon Asset Securities, Inc.
5.835% due 05/25/2037		$113	91

Indymac Index Mortgage Loan Trust
0.587% due 07/25/2035		36	20

JPMorgan Mortgage Trust
5.461% due 02/25/2036		64	57

Merrill Lynch Countrywide Commercial Mortgage Trust
6.155% due 08/12/2049		100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
2.800% due 02/25/2035	$44	$43

Thornburg Mortgage Securities Trust
0.463% due 07/25/2036	57	56

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	100	105

Wells Fargo Mortgage-Backed Securities Trust
3.601% due 10/25/2035	104	94

		568

U.S. GOVERNMENT AGENCIES 1.2%

Fannie Mae
4.500% due 01/25/2017	49	50
5.500% due 05/25/2027	33	33

Small Business Administration
5.980% due 05/01/2022	254	276

		359

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
1.000% due 07/31/2011 (c)	27	27
1.000% due 09/30/2011 (c)	25	25
4.500% due 02/28/2011	12	13

		65

Total United States (Cost $1,973)		2,047

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.9%

REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$276	$276

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $284. Repurchase proceeds are $276.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 12.0%
	371,076	3,716

Total Short-Term Instruments (Cost $3,991)		3,992

Total Investments 99.8% (Cost $31,742)		$30,793

Written Options (e) (0.1%) (Premiums $17)		(29)

Other Assets and Liabilities (Net) 0.3%		100

Net Assets 100.0%		$30,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $681 at a weighted average interest rate of 0.350%. On June 30, 2010, there were no open reverse repurchase agreements.
(c)	Securities with an aggregate market value of $52 and cash of $31 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	3	$(1)
Australia Government 3-Year Bond September Futures	Long	09/2010	15	9
Canada Government 10-Year Bond September Futures	Long	09/2010	8	16
Euro-Bund 10-Year Bond September Futures	Long	09/2010	13	18
U.S. Treasury 10-Year Note September Futures	Long	09/2010	4	11
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	2	6

				$59

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.755%	$100	$4	$(2)	$6
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	2.086%	100	7	7	0
Macy's Retail Holdings, Inc.	JPM	(5.000%	)	09/20/2017	2.232%	100	(17)	(13)	(4)

							$(6)	$(8)	$2

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Japan Government International Bond	RBS	0.480%	12/20/2010	0.141%	$1,500	$3	$0	$3
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	200	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	500	6	4	2

						$11	$5	$6

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	500	$7	$0	$7
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB	AUD	600	14	3	11
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS	JPY	400,000	102	31	71
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	UBS		10,000	2	1	1
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		80,000	44	(3)	47
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		50,000	28	(2)	30

							$197	$30	$167

(e)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	1	$1	$3
Put - CBOT U.S. Treasury 10-Year Note August Futures	119.500	07/23/2010	2	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	1	0	0

				$2	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$1,000	$7	$26
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	8	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	0	0

							$15	$26

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2009	14	$2,800	EUR	0	GBP	0	$33
Sales	42	2,300		900		300	43
Closing Buys	(52)	(2,800)		(200)		0	(46)
Expirations	0	(200)		(700)		(300)	(13)
Exercised	0	0		0		0	0

Balance at 06/30/2010	4	$2,100	EUR	0	GBP	0	$17

(f)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	189	07/2010	JPM	$6	$0	$6
Sell	BRL	21	08/2010	GSC	0	0	0
Buy		5	08/2010	RBS	0	0	0
Sell	CAD	44	07/2010	BCLY	1	0	1
Buy		1,563	07/2010	CITI	0	(6)	(6)
Sell		1,320	07/2010	CITI	3	0	3
Buy		100	07/2010	RBS	0	(2)	(2)
Sell		553	07/2010	UBS	30	0	30
Buy	CNY	694	11/2010	BCLY	0	(1)	(1)
Sell		276	11/2010	BCLY	0	0	0
Buy		20	11/2010	CITI	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	20	11/2010	DUB	$0	$0	$0
Sell		257	11/2010	DUB	0	0	0
Buy		41	11/2010	JPM	0	0	0
Buy		231	11/2010	MSC	0	(1)	(1)
Sell		272	11/2010	RBS	0	0	0
Sell		275	01/2011	BCLY	0	0	0
Buy		327	01/2011	BOA	0	(1)	(1)
Sell		1,112	01/2011	CITI	0	(1)	(1)
Buy		1,655	01/2011	HSBC	0	(3)	(3)
Buy		453	01/2011	JPM	0	(1)	(1)
Sell		1,146	01/2011	JPM	0	(1)	(1)
Buy		466	01/2011	MSC	0	(1)	(1)
Buy		212	04/2011	BCLY	0	(1)	(1)
Buy		106	04/2011	CSFB	0	0	0
Buy		73	04/2011	HSBC	0	0	0
Buy		73	04/2011	JPM	0	0	0
Buy		1,119	04/2011	MSC	0	(2)	(2)
Buy		89	06/2011	BCLY	0	0	0
Buy		309	06/2011	DUB	0	(1)	(1)
Buy		592	06/2011	JPM	0	(1)	(1)
Buy		81	06/2011	RBS	0	0	0
Buy	DKK	1,958	09/2010	CITI	0	(3)	(3)
Sell	EUR	3,834	07/2010	BCLY	24	0	24
Buy		66	07/2010	BNP	0	(1)	(1)
Buy		607	07/2010	CITI	2	(19)	(17)
Sell		276	07/2010	CITI	6	0	6
Buy		1,700	07/2010	CSFB	33	(14)	19
Sell		212	07/2010	CSFB	0	(4)	(4)
Sell		806	07/2010	DUB	0	(22)	(22)
Buy		70	07/2010	HSBC	0	0	0
Sell		609	07/2010	HSBC	0	(17)	(17)
Buy		23	07/2010	JPM	0	0	0
Sell		34	07/2010	JPM	0	0	0
Sell		179	07/2010	MSC	0	(2)	(2)
Buy		93	07/2010	RBC	0	(3)	(3)
Buy		70	07/2010	RBS	0	(1)	(1)
Sell		342	07/2010	RBS	3	0	3
Buy		159	07/2010	UBS	0	0	0
Sell		53	07/2010	UBS	1	0	1
Sell		216	08/2010	CITI	2	0	2
Sell		3,734	08/2010	RBS	19	0	19
Buy	GBP	13	07/2010	RBS	0	0	0
Buy		317	09/2010	BOA	4	0	4
Buy		30	09/2010	HSBC	0	(1)	(1)
Buy	IDR	189,900	09/2010	JPM	3	0	3
Buy		97,730	11/2010	BCLY	1	0	1
Buy		93,800	11/2010	HSBC	0	0	0
Buy	JPY	992,906	07/2010	BOA	387	0	387
Buy		42,303	07/2010	CITI	5	0	5
Sell		30,072	07/2010	CITI	0	(1)	(1)
Buy		17,601	07/2010	CSFB	3	0	3
Sell		91	07/2010	CSFB	0	0	0
Buy		9,755	07/2010	HSBC	1	0	1
Sell		6,295	07/2010	HSBC	0	0	0
Buy		115,165	07/2010	RBS	40	0	40
Buy		4,189	07/2010	UBS	2	0	2
Sell		88,574	07/2010	UBS	0	(2)	(2)
Buy	KRW	5,000	07/2010	BCLY	0	0	0
Sell		33,857	07/2010	BCLY	1	0	1
Buy		37,327	07/2010	CITI	0	(2)	(2)
Buy		10,657	07/2010	DUB	0	0	0
Buy		8,876	07/2010	MSC	0	0	0
Sell		28,002	07/2010	MSC	1	0	1
Sell		42,021	08/2010	BCLY	2	0	2
Buy		21,245	08/2010	MSC	0	(1)	(1)
Sell		17,505	08/2010	MSC	1	0	1
Buy		9,555	11/2010	BCLY	0	0	0
Buy		11,927	11/2010	BOA	0	0	0
Buy		16,899	11/2010	CITI	0	(1)	(1)
Sell		37,327	11/2010	CITI	2	0	2
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		23,156	11/2010	JPM	0	(1)	(1)
Buy		11,511	11/2010	MSC	0	(1)	(1)
Sell		9,429	11/2010	RBS	0	0	0
Buy	MXN	318	09/2010	HSBC	0	0	0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	0	10/2010	CITI	$0	$0	$0
Buy	NOK	497	09/2010	CITI	0	(1)	(1)
Sell	PHP	0	11/2010	CITI	0	0	0
Buy		0	11/2010	UBS	0	0	0
Buy	SEK	587	09/2010	CITI	0	0	0
Buy	SGD	1	09/2010	CITI	0	0	0
Sell		8	09/2010	GSC	0	0	0

					$583	$(121)	$462

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010

Australia	$0	$1,235	$0	$1,235
Canada	0	2,931	0	2,931
Denmark	0	217	0	217
France	0	3,073	0	3,073
Germany
Corporate Bonds & Notes	0	461	0	461
Sovereign Issues	0	7,844	0	7,844
Ireland	0	247	0	247
Japan	0	1,127	0	1,127
Netherlands
Asset-Backed Securities	0	79	0	79
Corporate Bonds & Notes	0	1,319	0	1,319
Sovereign Issues	0	1,903	0	1,903
Norway	0	259	0	259
Supranational	0	253	0	253
Sweden	0	124	0	124
United Kingdom
Corporate Bonds & Notes	0	1,453	0	1,453
Mortgage-Backed Securities	0	645	0	645
Sovereign Issues	0	1,584	0	1,584
United States
Asset-Backed Securities	0	231	0	231
Corporate Bonds & Notes	0	824	0	824
Mortgage-Backed Securities	0	568	0	568
U.S. Government Agencies	0	359	0	359
U.S. Treasury Obligations	0	65	0	65
Short-Term Instruments	3,716	276	0	3,992

Investments, at value	$3,716	$27,077	$0	$30,793
Financial Derivative Instruments (3)	$59	$608	$0	$667

Totals	$3,775	$27,685	$0	$31,460

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
United Kingdom
Corporate Bonds & Notes	$393	$0	$0	$0	$10	$0	$(403)	$0	$0

Investments, at value	$393	$0	$0	$0	$10	$0	$(403)	$0	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Foreign Bond Portfolio (Unhedged)  (Cont.)

June 30, 2010 (Unaudited)

(h)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable (2)	$15	$0	$0	$0	$0	$15
Unrealized appreciation on foreign currency contracts	0	583	0	0	0	583
Unrealized appreciation on swap agreements	167	0	12	0	0	179

	$182	$583	$12	$0	$0	$777

Liabilities:
Written options outstanding	$29	$0	$0	$0	$0	$29
Unrealized depreciation on foreign currency contracts	0	121	0	0	0	121
Unrealized depreciation on swap agreements	0	0	4	0	0	4

	$29	$121	$4	$0	$0	$154

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(224)	$0	$0	$0	$(224)
Net realized gain on futures contracts, written options and swaps	202	17	8	0	0	227
Net realized gain on foreign currency transactions	0	456	0	0	0	456

	$202	$249	$8	$0	$0	$459

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$53	$0	$0	$0	$53
Net change in unrealized appreciation on futures contracts, written options and swaps	227	0	15	0	0	242
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	669	0	0	0	669

	$227	$722	$15	$0	$0	$964

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $59 as reported in the Notes to Schedule of Investments.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S.

Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2010, the remaining recoverable amount to PIMCO was $17,829.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$663	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 2,313	$ 16,403	$ 15,000	$ 1	$ 3,716	$ 2	$ 0

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$10,061	$11,581	$69,065	$57,558

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	729	$7,742	637	$6,738
Advisor Class	1,025	10,860	1,445	15,569
Issued as reinvestment of distributions
Administrative Class	5	58	16	176
Advisor Class	9	87	18	203
Cost of shares redeemed
Administrative Class	(364)	(3,835)	(555)	(5,897)
Advisor Class	(132)	(1,396)	(423)	(4,578)
Net increase resulting from Portfolio share transactions	1,272	$13,516	1,138	$12,211

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	89	*
Advisor Class	2	94

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.   FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$275	$(1,224)	$(949)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC			Over-the-Counter

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate	LIBOR			London Interbank Offered Rates

Semiannual Report	June 30, 2010	23

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS19 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Foreign Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Germany	28.5%
United States	21.7%
France	12.6%
Japan	11.7%
United Kingdom	7.3%
Canada	5.2%
Short-Term Instruments	1.1%
Other	11.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (02/16/99)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	7.46%	16.30%	5.33%	5.91%	5.43%
JPMorgan GBI Global ex-US Index Hedged in USD±	3.47%	5.74%	4.57%	5.31%	5.21%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/99.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.91% for Administrative Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,074.55	$1,020.33
Expenses Paid During Period†	$4.63	$4.51

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

Portfolios managed to a U.S. dollar-hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally outperformed unhedged portfolios over the reporting period, as the U.S. dollar outperformed most major currencies.

»

An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. and in core Eurozone countries (such as Germany) contributed to performance as yields declined in these regions during the latter part of the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from performance as yields declined in these countries during the latter part of the reporting period.

»	A curve-steepening bias in the U.S. and core Eurozone countries (such as Germany) detracted from performance as yield curves flattened in these regions during the latter part of the reporting period.

»	An underweight to the euro and the pound sterling for most of the period contributed to performance as both currencies underperformed during the reporting period.

»	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance as these securities experienced price appreciation during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$9.64	$9.58	$10.12	$10.10	$10.34	$10.15
Net investment income (a)	0.10	0.37	0.35	0.35	0.36	0.28
Net realized/unrealized gain (loss) on investments	0.62	1.10	(0.59)	0.01	(0.14)	0.24
Total income (loss) from investment operations	0.72	1.47	(0.24)	0.36	0.22	0.52
Dividends from net investment income	(0.09)	(0.32)	(0.30)	(0.34)	(0.33)	(0.25)
Distributions from net realized capital gains	0.00	(1.07)	0.00	0.00	(0.13)	(0.08)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions	(0.09)	(1.41)	(0.30)	(0.34)	(0.46)	(0.33)
Net asset value end of year or period	$10.27	$9.64	$9.58	$10.12	$10.10	$10.34
Total return	7.46%	15.60%	(2.40)%	3.62%	2.19%	5.15%
Net assets end of year or period (000s)	$78,846	$69,356	$76,215	$68,312	$61,193	$49,640
Ratio of expenses to average net assets	0.90%*	0.91%	0.91%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	2.01%*	3.67%	3.56%	3.49%	3.55%	2.70%
Portfolio turnover rate	47%	459%	655%	621%	281%	453%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$80,476
Investments in Affiliates, at value	121
Repurchase agreements, at value	594
Cash	2
Deposits with counterparty	126
Foreign currency, at value	716
Receivable for investments sold	1,247
Interest and dividends receivable	1,159
Dividends receivable from Affiliates	1
Variation margin receivable	70
Swap premiums paid	44
Unrealized appreciation on foreign currency contracts	699
Unrealized appreciation on swap agreements	551
85,806

Liabilities:
Payable for reverse repurchase agreements	$5,289
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	803
Written options outstanding	172
Deposits from counterparty	40
Accrued related party fees	60
Swap premiums received	56
Unrealized depreciation on foreign currency contracts	482
Unrealized depreciation on swap agreements	39
6,942

Net Assets	$78,864

Net Assets Consist of:
Paid in capital	$77,492
(Overdistributed) net investment income	(2,303)
Accumulated undistributed net realized gain	6,358
Net unrealized (depreciation)	(2,683)
$78,864

Net Assets:
Institutional Class	$18
Administrative Class	78,846

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	7,680

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.27
Administrative Class	10.27

Cost of Investments Owned	$83,781
Cost of Investments in Affiliates Owned	$121
Cost of Repurchase Agreements Owned	$594
Cost of Foreign Currency Held	$712
Premiums Received on Written Options	$96

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$1,123
Dividends	2
Dividends from Affiliate investments	6
Total Income	1,131

Expenses:
Investment advisory fees	96
Supervisory and administrative fees	192
Servicing fees – Administrative Class	57
Trustees' fees	1
Interest expense	1
Total Expenses	347

Net Investment Income	784

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(677)
Net realized (loss) on Affiliate investments	(1)
Net realized gain on futures contracts, written options and swaps	622
Net realized gain on foreign currency transactions	6,554
Net change in unrealized (depreciation) on investments	(1,663)
Net change in unrealized appreciation on futures contracts, written options and swaps	879
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,000)
Net Gain	4,714

Net Increase in Net Assets Resulting from Operations	$5,498

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$784	$2,500
Net realized gain	6,499	1,473
Net realized gain (loss) on Affiliate investments	(1)	2
Net change in unrealized appreciation (depreciation)	(1,784)	5,521
Net increase resulting from operations	5,498	9,496

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(676)	(2,156)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(6,848)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	(141)

Total Distributions	(676)	(9,148)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	24,445	25,936
Issued as reinvestment of distributions
Institutional Class	0	2
Administrative Class	676	9,146
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(20,451)	(42,289)
Net increase (decrease) resulting from Portfolio share transactions	4,670	(7,205)

Total Increase (Decrease) in Net Assets	9,492	(6,857)

Net Assets:
Beginning of period	69,372	76,229
End of period*	$78,864	$69,372

*Including (overdistributed) net investment income of:	$(2,303)	$(2,411)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.4%

Commonwealth Bank of Australia
1.038% due 06/25/2014		$300	$302
4.500% due 02/20/2014	AUD	500	410

ING Bank Australia Ltd.
5.610% due 06/24/2014		800	677

Macquarie Bank Ltd.
2.600% due 01/20/2012 (d)		$800	818

Medallion Trust
0.627% due 05/25/2035		116	112

National Australia Bank Ltd.
0.795% due 07/08/2014		400	404

Puma Finance Ltd.
4.878% due 08/22/2037	AUD	145	119

Torrens Trust
5.160% due 10/19/2038		241	200

Westpac Banking Corp.
0.817% due 09/10/2014		$400	401

Total Australia (Cost $3,350)			3,443

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.940% due 07/07/2010		$300	300

Total Bermuda (Cost $300)			300

CANADA 5.4%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	484

Canada Government Bond
2.500% due 06/01/2015		1,400	1,326

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	246

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	100	98

Golden Credit Card Trust
5.106% due 04/15/2011		500	483

Province of Ontario Canada
4.600% due 06/02/2039		300	283
5.850% due 03/08/2033		88	97
6.200% due 06/02/2031		300	345

Province of Quebec Canada
5.000% due 12/01/2038		700	689
5.750% due 12/01/2036		200	217

Total Canada (Cost $4,294)			4,268

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	38	7

Realkredit Danmark A/S
2.000% due 01/01/2011		400	66

Total Denmark (Cost $83)			73

FRANCE 13.0%

CORPORATE BONDS & NOTES 6.3%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	300	379
3.750% due 12/13/2011		200	253
4.750% due 05/28/2013		300	397

BPCE S.A.
6.117% due 10/29/2049		100	84

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cie de Financement Foncier
2.000% due 02/17/2012	EUR	100	$123
2.250% due 01/25/2013		200	247
3.625% due 01/16/2012		100	126
4.000% due 07/21/2011		400	503

Dexia Credit Local
0.544% due 01/12/2012		$600	597
1.188% due 09/23/2011		300	300
2.375% due 09/23/2011 (d)		800	811
2.750% due 01/10/2014 (d)		800	806

Dexia Municipal Agency
4.750% due 06/06/2011	EUR	100	126

Vivendi S.A.
5.750% due 04/04/2013		$200	215

			4,967

SOVEREIGN ISSUES 6.7%

France Government Bond
3.500% due 04/25/2015	EUR	600	787
4.250% due 04/25/2019		200	271
5.500% due 10/25/2010		600	745

France Treasury Notes
3.000% due 01/12/2011		1,000	1,239
3.750% due 09/12/2010		1,600	1,969

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		200	249

			5,260

Total France (Cost $11,175)			10,227

GERMANY 29.4%

ASSET-BACKED SECURITIES 0.2%

Driver One GmbH
0.543% due 10/21/2015	EUR	136	165

CORPORATE BONDS & NOTES 0.8%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		500	622

SOVEREIGN ISSUES 28.4%

Republic of Germany
1.250% due 03/11/2011		200	246
2.250% due 12/10/2010		1,400	1,726
3.250% due 07/04/2015		1,700	2,249
3.250% due 01/04/2020		400	520
3.500% due 04/08/2011		300	375
3.750% due 07/04/2013		1,300	1,726
3.750% due 01/04/2019		300	405
4.000% due 09/10/2010		500	615
4.000% due 10/11/2013		700	944
4.000% due 01/04/2037		550	756
4.250% due 07/04/2018		4,500	6,281
4.250% due 07/04/2039		100	144
4.750% due 07/04/2034		1,100	1,668
4.750% due 07/04/2040		200	312
5.000% due 07/04/2011		200	256
5.500% due 01/04/2031		1,800	2,922
6.500% due 07/04/2027		700	1,231

			22,376

Total Germany (Cost $24,476)			23,163

IRELAND 0.7%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	400	494

Immeo Residential Finance PLC
0.879% due 12/15/2016		90	95

Total Ireland (Cost $691)			589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 0.0%

Vela Home SRL
0.924% due 10/24/2027	EUR	9	$11

Total Italy (Cost $14)			11

JAPAN 12.0%

MORTGAGE-BACKED SECURITIES 0.1%

JLOC Ltd.
0.505% due 02/16/2016	JPY	12,226	105

SOVEREIGN ISSUES 11.9%

Japan Government International Bond
0.200% due 02/15/2012		240,000	2,717
0.900% due 03/20/2014		140,000	1,623
1.500% due 12/20/2017		410,000	4,921
1.800% due 06/20/2017		10,000	123

			9,384

Total Japan (Cost $8,652)			9,489

LIBERIA 0.2%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	195

Total Liberia (Cost $189)			195

NETHERLANDS 4.6%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	200	253
3.750% due 01/12/2012		100	126

Achmea Hypotheekbank NV
0.694% due 11/03/2014 (d)		$700	698

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	500	646

LeasePlan Corp. NV
3.250% due 05/22/2014		100	129

Netherlands Government International Bond
4.000% due 07/15/2018		600	814
4.500% due 07/15/2017		200	280

NIBC Bank NV
0.916% due 12/02/2014 (d)		$600	600

Rabobank Nederland NV
11.000% due 06/29/2049		75	93

Total Netherlands (Cost $3,775)			3,639

NORWAY 0.3%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	251

Total Norway (Cost $308)			251

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	130

Total South Korea (Cost $154)			130

SUPRANATIONAL 1.1%

European Investment Bank
3.625% due 10/15/2011	EUR	700	887

Total Supranational (Cost $884)			887

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 0.2%

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	100	$126

Total Sweden (Cost $127)			126

UNITED KINGDOM 7.5%

Bank of Scotland PLC
3.750% due 07/26/2010	EUR	200	245

Bumper 2 S.A.
2.229% due 06/20/2022		89	108

Granite Master Issuer PLC
0.518% due 12/20/2054		$100	73

HBOS PLC
6.750% due 05/21/2018		200	188

Lloyds TSB Bank PLC
12.000% due 12/29/2049		200	201

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011 (d)		800	802
4.125% due 11/14/2011	GBP	600	933

United Kingdom Gilt
2.250% due 03/07/2014		100	153
3.250% due 12/07/2011		20	31
3.750% due 09/07/2019		200	309
4.250% due 06/07/2032		100	152
4.250% due 03/07/2036		200	303
4.250% due 09/07/2039		100	151
4.500% due 03/07/2019		300	492
4.500% due 12/07/2042		500	793
4.750% due 12/07/2038		600	984

Total United Kingdom (Cost $6,111)			5,918

UNITED STATES 22.3%

ASSET-BACKED SECURITIES 2.4%

Amortizing Residential Collateral Trust
0.927% due 07/25/2032		$1	1
1.047% due 10/25/2031		2	1

Amresco Residential Securities Mortgage Loan Trust
1.287% due 06/25/2029		1	1

Asset-Backed Funding Certificates
0.407% due 01/25/2037		18	17

Bear Stearns Asset-Backed Securities Trust
0.417% due 12/25/2036		78	70

Countrywide Asset-Backed Certificates
0.427% due 06/25/2037		34	33

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		2	1

First Alliance Mortgage Loan Trust
0.578% due 12/20/2027		2	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		24	23

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		72	73

Franklin Auto Trust
1.928% due 06/20/2012		185	186

Indymac Residential Asset-Backed Trust
0.797% due 08/25/2035		200	140

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		12	11

Nelnet Student Loan Trust
0.846% due 04/27/2015		47	47

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.847% due 07/25/2032		$3	$2

SACO I, Inc.
0.407% due 05/25/2036		7	6

SLM Student Loan Trust
0.816% due 10/25/2017		400	400
1.816% due 04/25/2023		795	823

Structured Asset Securities Corp.
0.397% due 10/25/2036		16	15
0.637% due 01/25/2033		3	3

Wells Fargo Home Equity Trust
0.577% due 10/25/2035		10	10
0.587% due 10/25/2035		7	7

			1,871

CORPORATE BONDS & NOTES 9.4%

American International Group, Inc.
5.450% due 05/18/2017		40	36
5.850% due 01/16/2018		200	180
8.000% due 05/22/2038	EUR	400	364

AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,081

Bank of America Corp.
4.000% due 03/28/2018	EUR	200	227
6.500% due 08/01/2016		$200	217

Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	111
7.250% due 02/01/2018		100	117

Citigroup, Inc.
5.500% due 10/15/2014		400	412

Computer Sciences Corp.
5.000% due 02/15/2013		369	393

DR Horton, Inc.
6.000% due 04/15/2011		100	103

Harris Corp.
5.950% due 12/01/2017		500	558

International Lease Finance Corp.
5.400% due 02/15/2012		100	95

iStar Financial, Inc.
5.150% due 03/01/2012		100	83

JPMorgan Chase & Co.
3.625% due 12/12/2011	EUR	300	380

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		$10	10

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	62
6.875% due 05/02/2018 (a)		200	42

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	212

Merrill Lynch & Co., Inc.
1.092% due 07/22/2014	EUR	300	334
6.750% due 05/21/2013		200	263

Morgan Stanley
0.997% due 11/29/2013		340	384

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	104

Sprint Nextel Corp.
6.000% due 12/01/2016		100	90

State Street Capital Trust IV
1.537% due 06/15/2037		100	72

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,016

Viacom, Inc.
6.125% due 10/05/2017		200	228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
4.375% due 05/19/2014	EUR	200	$259

			7,433

MORTGAGE-BACKED SECURITIES 7.8%

American Home Mortgage Investment Trust
5.660% due 09/25/2045		$154	134

Banc of America Mortgage Securities, Inc.
5.409% due 02/25/2036		148	124

BCAP LLC Trust
0.517% due 01/25/2037		181	94

Bear Stearns Adjustable Rate Mortgage Trust
2.704% due 08/25/2033		10	10
2.760% due 03/25/2035		161	149
2.934% due 03/25/2035		20	18
5.135% due 08/25/2035		100	95

Bear Stearns Alt-A Trust
0.507% due 02/25/2034		129	97
4.539% due 09/25/2035		84	63
5.225% due 11/25/2035		85	48
5.496% due 11/25/2036		184	114
5.572% due 03/25/2036		167	88
6.213% due 08/25/2036		116	75

Bear Stearns Structured Products, Inc.
5.563% due 12/26/2046		70	46

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		28	25
3.157% due 08/25/2035		49	42

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	292

Countrywide Alternative Loan Trust
0.558% due 03/20/2046		155	81
0.627% due 02/25/2037		128	68
0.670% due 11/20/2035		195	113
1.412% due 12/25/2035		246	141
1.921% due 11/25/2035		37	20
5.250% due 06/25/2035		36	28
6.000% due 04/25/2037		63	41

Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035		72	42
0.667% due 03/25/2035		142	76
0.677% due 02/25/2035		18	13
3.385% due 08/25/2034		77	55
3.506% due 11/25/2034		27	23

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		3	3

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		293	170

Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047		90	84

GSR Mortgage Loan Trust
4.227% due 09/25/2035		300	246
5.034% due 01/25/2036		229	190

Harborview Mortgage Loan Trust
0.568% due 05/19/2035		67	40
3.004% due 05/19/2033		14	14

Indymac Index Mortgage Loan Trust
0.587% due 07/25/2035		57	31

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		41	39

JPMorgan Mortgage Trust
5.461% due 02/25/2036		129	115
5.640% due 07/27/2037		302	263

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.790% due 12/15/2030	$28	$26

Merrill Lynch Floating Trust
0.888% due 07/09/2021	200	185

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	44	40

Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036	178	164

Residential Accredit Loans, Inc.
0.497% due 02/25/2047	73	32
0.527% due 06/25/2046	184	77
0.557% due 04/25/2046	153	63

Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	21	18

Structured Asset Mortgage Investments, Inc.
0.557% due 05/25/2046	27	14
0.567% due 05/25/2036	198	106
0.567% due 09/25/2047	200	58
0.577% due 05/25/2045	54	31
0.698% due 03/19/2034	16	14
0.928% due 07/19/2034	8	7
1.008% due 09/19/2032	8	6
1.921% due 08/25/2047	83	47

TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	16	15
5.970% due 09/25/2036	194	107

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	85	81

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	162	147

Wachovia Mortgage Loan Trust LLC
5.032% due 10/20/2035	300	249

WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	20	15
0.657% due 01/25/2045	18	14
0.887% due 12/25/2027	47	42
1.392% due 06/25/2046	99	63
1.412% due 02/25/2046	227	153
2.386% due 03/25/2033	35	33
2.727% due 03/25/2035	215	204
3.109% due 02/27/2034	18	18

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.361% due 07/25/2046	69	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
2.980% due 04/25/2036	$29	$27
4.598% due 06/25/2035	122	121
4.807% due 03/25/2036	166	147
5.043% due 03/25/2036	265	238
5.462% due 07/25/2036	195	157

		6,161

	SHARES
PREFERRED STOCKS 0.6%

DG Funding Trust
1.199% due 12/31/2049	65	506

SLM Corp.
4.071% due 01/16/2018	900	15

		521

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 1.8%

Fannie Mae
0.467% due 03/25/2034	$20	$20
0.497% due 08/25/2034	12	11
0.697% due 09/25/2042	51	50
1.627% due 10/01/2044 (d)	60	60
2.627% due 12/01/2034	22	23
2.817% due 11/01/2034 (d)	142	149
2.885% due 05/25/2035	52	54
5.480% due 07/01/2018 (d)	200	224
6.000% due 07/25/2044	33	36

Freddie Mac
0.850% due 12/15/2032	90	90
1.621% due 10/25/2044	121	123
2.862% due 02/01/2029	15	15
4.665% due 03/01/2035 (d)	178	186
4.976% due 04/01/2035 (d)	322	338
5.000% due 03/15/2025 - 07/15/2025	10	10

Ginnie Mae
4.375% due 04/20/2028 - 06/20/2030	8	9

		1,398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Bonds
4.250% due 05/15/2039	$100	$106
4.500% due 08/15/2039	100	110

		216

Total United States (Cost $19,031)		17,600

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$594	594

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $610. Repurchase proceeds are $594.)

U.S. TREASURY BILLS 0.2%
0.190% due 08/19/2010 - 09/02/2010 (b)(e)	167	167

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.2%
	12,112	121

Total Short-Term Instruments (Cost $882)		882

Total Investments 102.9% (Cost $84,496)		$81,191

Written Options (g) (0.2%) (Premiums $96)		(172)

Other Assets and Liabilities (Net) (2.7%)		(2,155)

Net Assets 100.0%		$78,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $2,429 at a weighted average interest rate of 0.428%. On June 30, 2010, securities valued at $5,492 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $167 and cash of $126 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	9	$(1)
Australia Government 3-Year Bond September Futures	Long	09/2010	56	36
Euro-Bund 10-Year Bond September Futures	Long	09/2010	32	16
Japan Government 10-Year Bond September Futures	Long	09/2010	6	102
U.S. Treasury 10-Year Note September Futures	Long	09/2010	11	30
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	11	35

				$218

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.468%	$1,000	$(4)	$0	$(4)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	2.224%	200	(2)	0	(2)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	1.129%	300	5	0	5
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.651%	369	1	0	1
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.548%	100	(2)	0	(2)
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.681%	500	(26)	0	(26)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	6.057%	100	9	0	9
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	18.951%	100	22	0	22
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	1.129%	100	3	0	3
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.129%	100	3	0	3
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.129%	200	5	0	5
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	1.192%	200	0	0	0
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.945%	100	0	0	0
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	5.431%	200	24	0	24
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	4.508%	100	17	0	17
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	3.487%	1,000	112	0	112
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	1.062%	200	(1)	0	(1)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	1.037%	100	(2)	0	(2)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	1.037%	100	(2)	0	(2)

							$162	$0	$162

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2015	0.587%	$500	$9	$8	$1
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	400	5	3	2
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,600	21	14	7

						$35	$25	$10

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	$5,952	$11	$(35)	$45

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	$15	$(6)	$21
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB	AUD	1,100	25	5	20
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	120,000	30	9	21
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		70,000	18	5	13
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		220,000	122	(9)	131
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		150,000	83	(6)	89

							$293	$(2)	$295

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(g)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$119.500	07/23/2010	6	$2	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	$1,800	$15	$72
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,800	8	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	600	6	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	300	2	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,800	25	98
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,800	30	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	0

							$90	$171

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$100	$1	$0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	100	3	0

					$4	$0

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2009	117	$10,400	AUD	1,000		EUR 0		GBP 0	$172
Sales	96	12,000		0		2,500		1,200	160
Closing Buys	(207)	(7,500)		(1,000)		(800)		0	(177)
Expirations	0	(2,000)		0		(1,700)		(1,200)	(59)
Exercised	0	0		0		0		0	0

Balance at 06/30/2010	6	$12,900	AUD	0	EUR	0	GBP	0	$96

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,631	07/2010	JPM	$47	$0	$47
Buy	BRL	103	08/2010	GSC	0	0	0
Buy	CAD	426	07/2010	CITI	0	(5)	(5)
Sell		1,164	07/2010	CITI	9	0	9
Sell		3,057	07/2010	UBS	168	0	168
Buy	CNY	2,631	11/2010	BCLY	0	(5)	(5)
Sell		892	11/2010	BCLY	0	(1)	(1)
Buy		106	11/2010	CITI	0	0	0
Buy		106	11/2010	DUB	0	0	0
Sell		707	11/2010	DUB	1	0	1
Sell		948	11/2010	HSBC	2	0	2
Buy		212	11/2010	JPM	0	(1)	(1)
Sell		454	11/2010	JPM	1	0	1
Buy		653	11/2010	MSC	0	(3)	(3)
Sell		878	11/2010	RBS	0	(1)	(1)
Buy		1,535	11/2010	UBS	0	(2)	(2)
Sell		891	01/2011	BCLY	0	(1)	(1)
Buy		1,333	01/2011	BOA	0	(2)	(2)
Sell		2,820	01/2011	CITI	0	(2)	(2)
Buy		3,751	01/2011	HSBC	0	(6)	(6)
Buy		1,433	01/2011	JPM	0	(3)	(3)
Sell		2,901	01/2011	JPM	0	(2)	(2)
Buy		1,524	01/2011	MSC	0	(3)	(3)
Buy		583	04/2011	BCLY	0	(1)	(1)
Buy		291	04/2011	CSFB	0	(1)	(1)
Buy		185	04/2011	HSBC	0	0	0
Buy		212	04/2011	JPM	0	0	0
Buy		1,569	04/2011	MSC	0	(3)	(3)
Buy		728	06/2011	BCLY	0	(1)	(1)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	977	06/2011	DUB	$0	$(3)	$(3)
Buy		1,512	06/2011	JPM	0	(4)	(4)
Buy		670	06/2011	RBS	0	0	0
Sell	EUR	32,819	07/2010	BCLY	201	0	201
Buy		339	07/2010	BNP	0	(5)	(5)
Buy		298	07/2010	CITI	0	(6)	(6)
Sell		1,721	07/2010	CITI	19	(3)	16
Sell		394	07/2010	CSFB	0	(8)	(8)
Buy		238	07/2010	DUB	6	0	6
Buy		43	07/2010	JPM	0	0	0
Sell		88	07/2010	JPM	0	0	0
Buy		273	07/2010	RBC	0	(8)	(8)
Buy		361	07/2010	RBS	0	(2)	(2)
Sell		1,418	07/2010	RBS	11	(2)	9
Buy		207	07/2010	UBS	1	0	1
Sell		36	07/2010	UBS	1	0	1
Sell		617	08/2010	CITI	7	0	7
Sell		33,517	08/2010	RBS	173	0	173
Sell	GBP	3,156	09/2010	BOA	0	(38)	(38)
Sell	HKD	10	07/2010	BOA	0	0	0
Buy		2	07/2010	HSBC	0	0	0
Buy		8	07/2010	JPM	0	0	0
Buy	IDR	1,287,100	09/2010	JPM	18	0	18
Buy		293,190	11/2010	BCLY	2	0	2
Buy		389,200	11/2010	CITI	2	0	2
Buy		161,720	11/2010	DUB	0	0	0
Buy		306,000	11/2010	HSBC	1	0	1
Sell	JPY	596,062	07/2010	BOA	0	(232)	(232)
Sell		7,270	07/2010	HSBC	0	0	0
Sell		240,223	08/2010	CITI	0	(96)	(96)
Buy	KRW	32,000	07/2010	BCLY	0	(1)	(1)
Sell		114,415	07/2010	BCLY	5	0	5
Buy		116,870	07/2010	CITI	0	(6)	(6)
Buy		62,767	07/2010	DUB	0	(2)	(2)
Buy		52,121	07/2010	MSC	0	(1)	(1)
Sell		149,344	07/2010	MSC	6	0	6
Sell		140,070	08/2010	BCLY	6	0	6
Buy		124,759	08/2010	MSC	0	(4)	(4)
Sell		59,517	08/2010	MSC	2	0	2
Buy		56,105	11/2010	BCLY	0	(2)	(2)
Sell		24,541	11/2010	BCLY	1	0	1
Buy		20,515	11/2010	BOA	0	(1)	(1)
Buy		88,882	11/2010	CITI	0	(4)	(4)
Sell		140,824	11/2010	CITI	7	0	7
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		11,730	11/2010	GSC	0	0	0
Buy		57,528	11/2010	JPM	0	(3)	(3)
Buy		34,533	11/2010	MSC	0	(2)	(2)
Sell		68,773	11/2010	RBS	2	0	2
Buy	MXN	2,213	09/2010	HSBC	0	(2)	(2)
Buy	MYR	1	10/2010	CITI	0	0	0
Buy		1	10/2010	DUB	0	0	0
Buy	NOK	1,398	09/2010	CITI	0	(3)	(3)
Buy	SEK	80	09/2010	CITI	0	0	0
Sell		468	09/2010	CITI	0	0	0
Buy	SGD	3	09/2010	CITI	0	0	0
Sell		24	09/2010	GSC	0	0	0
Sell	TWD	5	10/2010	CITI	0	0	0
Sell		26	01/2011	DUB	0	0	0

					$699	$(482)	$217

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$3,443	$0	$3,443
Bermuda	0	300	0	300
Canada	0	4,268	0	4,268
Denmark	0	73	0	73
France
Corporate Bonds & Notes	0	4,967	0	4,967
Sovereign Issues	0	5,260	0	5,260
Germany
Asset-Backed Securities	0	165	0	165
Corporate Bonds & Notes	0	622	0	622
Sovereign Issues	0	22,376	0	22,376
Ireland	0	589	0	589
Italy	0	11	0	11
Japan
Mortgage-Backed Securities	0	105	0	105
Sovereign Issues	0	9,384	0	9,384
Liberia	0	195	0	195
Netherlands	0	3,639	0	3,639
Norway	0	251	0	251
South Korea	0	130	0	130
Supranational	0	887	0	887
Sweden	0	126	0	126
United Kingdom	0	5,918	0	5,918
United States
Asset-Backed Securities	0	1,871	0	1,871
Corporate Bonds & Notes	0	7,433	0	7,433
Mortgage-Backed Securities	0	5,898	263	6,161
Preferred Stocks	0	15	506	521
U.S. Government Agencies	0	1,398	0	1,398
U.S. Treasury Obligations	0	216	0	216
Short-Term Instruments	121	761	0	882

Investments, at value	$121	$80,301	$769	$81,191
Financial Derivative Instruments (3)	$218	$557	$0	$775

Totals	$339	$80,858	$769	$81,966

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Japan
Mortgage-Backed Securities	$99	$(12)	$0	$3	$15	$0	$(105)	$0	$0
United Kingdom	196	0	0	0	5	0	(201)	0	0
United States
Mortgage-Backed Securities	0	247	0	2	14	0	0	263	14
Preferred Stocks	577	0	0	0	(71)	0	0	506	(71)

Investments, at value	$872	$235	$0	$5	$(37)	$0	$(306)	$769	$(57)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

June 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$70	$0	$0	$0	$0	$70
Unrealized appreciation on foreign currency contracts	0	699	0	0	0	699
Unrealized appreciation on swap agreements	295	0	256	0	0	551

	$365	$699	$256	$0	$0	$1,320

Liabilities:
Written options outstanding	$172	$0	$0	$0	$0	$172
Unrealized depreciation on foreign currency contracts	0	482	0	0	0	482
Unrealized depreciation on swap agreements	0	0	39	0	0	39

	$172	$482	$39	$0	$0	$693

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$743	$91	$(212)	$0	$0	$622
Net realized gain on foreign currency transactions	0	6,482	0	0	0	6,482

	$743	$6,573	$(212)	$0	$0	$7,104

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$442	$(34)	$471	$0	$0	$879
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(661)	0	0	0	(661)

	$442	$(695)	$471	$0	$0	$218

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $218 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3. SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

4. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The

Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$61	$2,899

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 1,616	$ 34,006	$ 35,500	$ 0	$ 121	$ 6	$ (1)

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$207	$141	$49,112	$34,228

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	2,463	24,445	2,556	25,936

Issued as reinvestment of distributions
Institutional Class	0	0	1	2
Administrative Class	67	676	937	9,146

Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(2,043)	(20,451)	(4,254)	(42,289)
Net increase (decrease) resulting from Portfolio share transactions	487	$4,670	(760)	$(7,205)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100	*
Administrative Class	6	81

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized (Depreciation)
$1,895		$(5,200)	$(3,305)

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	HKD	Hong Kong Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS21 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Foreign Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2010

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Germany	28.5%
United States	21.7%
France	12.6%
Japan	11.7%
United Kingdom	7.3%
Canada	5.2%
Short-Term Instruments	1.1%
Other	11.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/10/00)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	7.53%	16.47%	5.49%	6.06%	6.06%
JPMorgan GBI Global ex-US Index Hedged in USD±	3.47%	5.74%	4.57%	5.31%	5.36%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.76% for Institutional Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,075.32	$1,021.08
Expenses Paid During Period†	$3.86	$3.76

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

Portfolios managed to a U.S. dollar-hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally outperformed unhedged portfolios over the reporting period, as the U.S. dollar outperformed most major currencies.

»

An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. and in core Eurozone countries (such as Germany) contributed to performance as yields declined in these regions during the latter part of the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from performance as yields declined in these countries during the latter part of the reporting period.

»	A curve-steepening bias in the U.S. and core Eurozone countries (such as Germany) detracted from performance as yield curves flattened in these regions during the latter part of the reporting period.

»	An underweight to the euro and the pound sterling for most of the period contributed to performance as both currencies underperformed during the reporting period.

»	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance as these securities experienced price appreciation during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$9.64	$9.58	$10.12	$10.10	$10.34	$10.15
Net investment income (a)	0.11	0.38	0.37	0.36	0.38	0.29
Net realized/unrealized gain (loss) on investments	0.61	1.11	(0.59)	0.01	(0.14)	0.24
Total income (loss) from investment operations	0.72	1.49	(0.22)	0.37	0.24	0.53
Dividends from net investment income	(0.09)	(0.34)	(0.32)	(0.35)	(0.35)	(0.26)
Distributions from net realized capital gains	0.00	(1.07)	0.00	0.00	(0.13)	(0.08)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions	(0.09)	(1.43)	(0.32)	(0.35)	(0.48)	(0.34)
Net asset value end of year or period	$10.27	$9.64	$9.58	$10.12	$10.10	$10.34
Total return	7.53%	15.77%	(2.25)%	3.77%	2.34%	5.28%
Net assets end of year or period (000s)	$18	$16	$14	$15	$14	$14
Ratio of expenses to average net assets	0.75%*	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.16%*	3.82%	3.70%	3.62%	3.69%	2.81%
Portfolio turnover rate	47%	459%	655%	621%	281%	453%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$80,476
Investments in Affiliates, at value	121
Repurchase agreements, at value	594
Cash	2
Deposits with counterparty	126
Foreign currency, at value	716
Receivable for investments sold	1,247
Interest and dividends receivable	1,159
Dividends receivable from Affiliates	1
Variation margin receivable	70
Swap premiums paid	44
Unrealized appreciation on foreign currency contracts	699
Unrealized appreciation on swap agreements	551
85,806

Liabilities:
Payable for reverse repurchase agreements	$5,289
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	803
Written options outstanding	172
Deposits from counterparty	40
Accrued related party fees	60
Swap premiums received	56
Unrealized depreciation on foreign currency contracts	482
Unrealized depreciation on swap agreements	39
6,942

Net Assets	$78,864

Net Assets Consist of:
Paid in capital	$77,492
(Overdistributed) net investment income	(2,303)
Accumulated undistributed net realized gain	6,358
Net unrealized (depreciation)	(2,683)
$78,864

Net Assets:
Institutional Class	$18
Administrative Class	78,846

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	7,680

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.27
Administrative Class	10.27

Cost of Investments Owned	$83,781
Cost of Investments in Affiliates Owned	$121
Cost of Repurchase Agreements Owned	$594
Cost of Foreign Currency Held	$712
Premiums Received on Written Options	$96

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$1,123
Dividends	2
Dividends from Affiliate investments	6
Total Income	1,131

Expenses:
Investment advisory fees	96
Supervisory and administrative fees	192
Servicing fees – Administrative Class	57
Trustees' fees	1
Interest expense	1
Total Expenses	347

Net Investment Income	784

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(677)
Net realized (loss) on Affiliate investments	(1)
Net realized gain on futures contracts, written options and swaps	622
Net realized gain on foreign currency transactions	6,554
Net change in unrealized (depreciation) on investments	(1,663)
Net change in unrealized appreciation on futures contracts, written options and swaps	879
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,000)
Net Gain	4,714

Net Increase in Net Assets Resulting from Operations	$5,498

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$784	$2,500
Net realized gain	6,499	1,473
Net realized gain (loss) on Affiliate investments	(1)	2
Net change in unrealized appreciation (depreciation)	(1,784)	5,521
Net increase resulting from operations	5,498	9,496

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(676)	(2,156)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(6,848)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	(141)

Total Distributions	(676)	(9,148)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	24,445	25,936
Issued as reinvestment of distributions
Institutional Class	0	2
Administrative Class	676	9,146
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(20,451)	(42,289)
Net increase (decrease) resulting from Portfolio share transactions	4,670	(7,205)

Total Increase (Decrease) in Net Assets	9,492	(6,857)

Net Assets:
Beginning of period	69,372	76,229
End of period*	$78,864	$69,372

*Including (overdistributed) net investment income of:	$(2,303)	$(2,411)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.4%

Commonwealth Bank of Australia
1.038% due 06/25/2014		$300	$302
4.500% due 02/20/2014	AUD	500	410

ING Bank Australia Ltd.
5.610% due 06/24/2014		800	677

Macquarie Bank Ltd.
2.600% due 01/20/2012 (d)		$800	818

Medallion Trust
0.627% due 05/25/2035		116	112

National Australia Bank Ltd.
0.795% due 07/08/2014		400	404

Puma Finance Ltd.
4.878% due 08/22/2037	AUD	145	119

Torrens Trust
5.160% due 10/19/2038		241	200

Westpac Banking Corp.
0.817% due 09/10/2014		$400	401

Total Australia (Cost $3,350)			3,443

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.940% due 07/07/2010		$300	300

Total Bermuda (Cost $300)			300

CANADA 5.4%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	484

Canada Government Bond
2.500% due 06/01/2015		1,400	1,326

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	246

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	100	98

Golden Credit Card Trust
5.106% due 04/15/2011		500	483

Province of Ontario Canada
4.600% due 06/02/2039		300	283
5.850% due 03/08/2033		88	97
6.200% due 06/02/2031		300	345

Province of Quebec Canada
5.000% due 12/01/2038		700	689
5.750% due 12/01/2036		200	217

Total Canada (Cost $4,294)			4,268

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	38	7

Realkredit Danmark A/S
2.000% due 01/01/2011		400	66

Total Denmark (Cost $83)			73

FRANCE 13.0%

CORPORATE BONDS & NOTES 6.3%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	300	379
3.750% due 12/13/2011		200	253
4.750% due 05/28/2013		300	397

BPCE S.A.
6.117% due 10/29/2049		100	84

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cie de Financement Foncier
2.000% due 02/17/2012	EUR	100	$123
2.250% due 01/25/2013		200	247
3.625% due 01/16/2012		100	126
4.000% due 07/21/2011		400	503

Dexia Credit Local
0.544% due 01/12/2012		$600	597
1.188% due 09/23/2011		300	300
2.375% due 09/23/2011 (d)		800	811
2.750% due 01/10/2014 (d)		800	806

Dexia Municipal Agency
4.750% due 06/06/2011	EUR	100	126

Vivendi S.A.
5.750% due 04/04/2013		$200	215

			4,967

SOVEREIGN ISSUES 6.7%

France Government Bond
3.500% due 04/25/2015	EUR	600	787
4.250% due 04/25/2019		200	271
5.500% due 10/25/2010		600	745

France Treasury Notes
3.000% due 01/12/2011		1,000	1,239
3.750% due 09/12/2010		1,600	1,969

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		200	249

			5,260

Total France (Cost $11,175)			10,227

GERMANY 29.4%

ASSET-BACKED SECURITIES 0.2%

Driver One GmbH
0.543% due 10/21/2015	EUR	136	165

CORPORATE BONDS & NOTES 0.8%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		500	622

SOVEREIGN ISSUES 28.4%

Republic of Germany
1.250% due 03/11/2011		200	246
2.250% due 12/10/2010		1,400	1,726
3.250% due 07/04/2015		1,700	2,249
3.250% due 01/04/2020		400	520
3.500% due 04/08/2011		300	375
3.750% due 07/04/2013		1,300	1,726
3.750% due 01/04/2019		300	405
4.000% due 09/10/2010		500	615
4.000% due 10/11/2013		700	944
4.000% due 01/04/2037		550	756
4.250% due 07/04/2018		4,500	6,281
4.250% due 07/04/2039		100	144
4.750% due 07/04/2034		1,100	1,668
4.750% due 07/04/2040		200	312
5.000% due 07/04/2011		200	256
5.500% due 01/04/2031		1,800	2,922
6.500% due 07/04/2027		700	1,231

			22,376

Total Germany (Cost $24,476)			23,163

IRELAND 0.7%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	400	494

Immeo Residential Finance PLC
0.879% due 12/15/2016		90	95

Total Ireland (Cost $691)			589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 0.0%

Vela Home SRL
0.924% due 10/24/2027	EUR	9	$11

Total Italy (Cost $14)			11

JAPAN 12.0%

MORTGAGE-BACKED SECURITIES 0.1%

JLOC Ltd.
0.505% due 02/16/2016	JPY	12,226	105

SOVEREIGN ISSUES 11.9%

Japan Government International Bond
0.200% due 02/15/2012		240,000	2,717
0.900% due 03/20/2014		140,000	1,623
1.500% due 12/20/2017		410,000	4,921
1.800% due 06/20/2017		10,000	123

			9,384

Total Japan (Cost $8,652)			9,489

LIBERIA 0.2%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	195

Total Liberia (Cost $189)			195

NETHERLANDS 4.6%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	200	253
3.750% due 01/12/2012		100	126

Achmea Hypotheekbank NV
0.694% due 11/03/2014 (d)		$700	698

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	500	646

LeasePlan Corp. NV
3.250% due 05/22/2014		100	129

Netherlands Government International Bond
4.000% due 07/15/2018		600	814
4.500% due 07/15/2017		200	280

NIBC Bank NV
0.916% due 12/02/2014 (d)		$600	600

Rabobank Nederland NV
11.000% due 06/29/2049		75	93

Total Netherlands (Cost $3,775)			3,639

NORWAY 0.3%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	251

Total Norway (Cost $308)			251

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	130

Total South Korea (Cost $154)			130

SUPRANATIONAL 1.1%

European Investment Bank
3.625% due 10/15/2011	EUR	700	887

Total Supranational (Cost $884)			887

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 0.2%

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	100	$126

Total Sweden (Cost $127)			126

UNITED KINGDOM 7.5%

Bank of Scotland PLC
3.750% due 07/26/2010	EUR	200	245

Bumper 2 S.A.
2.229% due 06/20/2022		89	108

Granite Master Issuer PLC
0.518% due 12/20/2054		$100	73

HBOS PLC
6.750% due 05/21/2018		200	188

Lloyds TSB Bank PLC
12.000% due 12/29/2049		200	201

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011 (d)		800	802
4.125% due 11/14/2011	GBP	600	933

United Kingdom Gilt
2.250% due 03/07/2014		100	153
3.250% due 12/07/2011		20	31
3.750% due 09/07/2019		200	309
4.250% due 06/07/2032		100	152
4.250% due 03/07/2036		200	303
4.250% due 09/07/2039		100	151
4.500% due 03/07/2019		300	492
4.500% due 12/07/2042		500	793
4.750% due 12/07/2038		600	984

Total United Kingdom (Cost $6,111)			5,918

UNITED STATES 22.3%

ASSET-BACKED SECURITIES 2.4%

Amortizing Residential Collateral Trust
0.927% due 07/25/2032		$1	1
1.047% due 10/25/2031		2	1

Amresco Residential Securities Mortgage Loan Trust
1.287% due 06/25/2029		1	1

Asset-Backed Funding Certificates
0.407% due 01/25/2037		18	17

Bear Stearns Asset-Backed Securities Trust
0.417% due 12/25/2036		78	70

Countrywide Asset-Backed Certificates
0.427% due 06/25/2037		34	33

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		2	1

First Alliance Mortgage Loan Trust
0.578% due 12/20/2027		2	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		24	23

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		72	73

Franklin Auto Trust
1.928% due 06/20/2012		185	186

Indymac Residential Asset-Backed Trust
0.797% due 08/25/2035		200	140

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		12	11

Nelnet Student Loan Trust
0.846% due 04/27/2015		47	47

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.847% due 07/25/2032		$3	$2

SACO I, Inc.
0.407% due 05/25/2036		7	6

SLM Student Loan Trust
0.816% due 10/25/2017		400	400
1.816% due 04/25/2023		795	823

Structured Asset Securities Corp.
0.397% due 10/25/2036		16	15
0.637% due 01/25/2033		3	3

Wells Fargo Home Equity Trust
0.577% due 10/25/2035		10	10
0.587% due 10/25/2035		7	7

			1,871

CORPORATE BONDS & NOTES 9.4%

American International Group, Inc.
5.450% due 05/18/2017		40	36
5.850% due 01/16/2018		200	180
8.000% due 05/22/2038	EUR	400	364

AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,081

Bank of America Corp.
4.000% due 03/28/2018	EUR	200	227
6.500% due 08/01/2016		$200	217

Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	111
7.250% due 02/01/2018		100	117

Citigroup, Inc.
5.500% due 10/15/2014		400	412

Computer Sciences Corp.
5.000% due 02/15/2013		369	393

DR Horton, Inc.
6.000% due 04/15/2011		100	103

Harris Corp.
5.950% due 12/01/2017		500	558

International Lease Finance Corp.
5.400% due 02/15/2012		100	95

iStar Financial, Inc.
5.150% due 03/01/2012		100	83

JPMorgan Chase & Co.
3.625% due 12/12/2011	EUR	300	380

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		$10	10

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	62
6.875% due 05/02/2018 (a)		200	42

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	212

Merrill Lynch & Co., Inc.
1.092% due 07/22/2014	EUR	300	334
6.750% due 05/21/2013		200	263

Morgan Stanley
0.997% due 11/29/2013		340	384

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	104

Sprint Nextel Corp.
6.000% due 12/01/2016		100	90

State Street Capital Trust IV
1.537% due 06/15/2037		100	72

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,016

Viacom, Inc.
6.125% due 10/05/2017		200	228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
4.375% due 05/19/2014	EUR	200	$259

			7,433

MORTGAGE-BACKED SECURITIES 7.8%

American Home Mortgage Investment Trust
5.660% due 09/25/2045		$154	134

Banc of America Mortgage Securities, Inc.
5.409% due 02/25/2036		148	124

BCAP LLC Trust
0.517% due 01/25/2037		181	94

Bear Stearns Adjustable Rate Mortgage Trust
2.704% due 08/25/2033		10	10
2.760% due 03/25/2035		161	149
2.934% due 03/25/2035		20	18
5.135% due 08/25/2035		100	95

Bear Stearns Alt-A Trust
0.507% due 02/25/2034		129	97
4.539% due 09/25/2035		84	63
5.225% due 11/25/2035		85	48
5.496% due 11/25/2036		184	114
5.572% due 03/25/2036		167	88
6.213% due 08/25/2036		116	75

Bear Stearns Structured Products, Inc.
5.563% due 12/26/2046		70	46

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		28	25
3.157% due 08/25/2035		49	42

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	292

Countrywide Alternative Loan Trust
0.558% due 03/20/2046		155	81
0.627% due 02/25/2037		128	68
0.670% due 11/20/2035		195	113
1.412% due 12/25/2035		246	141
1.921% due 11/25/2035		37	20
5.250% due 06/25/2035		36	28
6.000% due 04/25/2037		63	41

Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035		72	42
0.667% due 03/25/2035		142	76
0.677% due 02/25/2035		18	13
3.385% due 08/25/2034		77	55
3.506% due 11/25/2034		27	23

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		3	3

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		293	170

Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047		90	84

GSR Mortgage Loan Trust
4.227% due 09/25/2035		300	246
5.034% due 01/25/2036		229	190

Harborview Mortgage Loan Trust
0.568% due 05/19/2035		67	40
3.004% due 05/19/2033		14	14

Indymac Index Mortgage Loan Trust
0.587% due 07/25/2035		57	31

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		41	39

JPMorgan Mortgage Trust
5.461% due 02/25/2036		129	115
5.640% due 07/27/2037		302	263

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.790% due 12/15/2030	$28	$26

Merrill Lynch Floating Trust
0.888% due 07/09/2021	200	185

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	44	40

Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036	178	164

Residential Accredit Loans, Inc.
0.497% due 02/25/2047	73	32
0.527% due 06/25/2046	184	77
0.557% due 04/25/2046	153	63

Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	21	18

Structured Asset Mortgage Investments, Inc.
0.557% due 05/25/2046	27	14
0.567% due 05/25/2036	198	106
0.567% due 09/25/2047	200	58
0.577% due 05/25/2045	54	31
0.698% due 03/19/2034	16	14
0.928% due 07/19/2034	8	7
1.008% due 09/19/2032	8	6
1.921% due 08/25/2047	83	47

TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	16	15
5.970% due 09/25/2036	194	107

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	85	81

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	162	147

Wachovia Mortgage Loan Trust LLC
5.032% due 10/20/2035	300	249

WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	20	15
0.657% due 01/25/2045	18	14
0.887% due 12/25/2027	47	42
1.392% due 06/25/2046	99	63
1.412% due 02/25/2046	227	153
2.386% due 03/25/2033	35	33
2.727% due 03/25/2035	215	204
3.109% due 02/27/2034	18	18

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.361% due 07/25/2046	69	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
2.980% due 04/25/2036	$29	$27
4.598% due 06/25/2035	122	121
4.807% due 03/25/2036	166	147
5.043% due 03/25/2036	265	238
5.462% due 07/25/2036	195	157

		6,161

	SHARES
PREFERRED STOCKS 0.6%

DG Funding Trust
1.199% due 12/31/2049	65	506

SLM Corp.
4.071% due 01/16/2018	900	15

		521

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 1.8%

Fannie Mae
0.467% due 03/25/2034	$20	$20
0.497% due 08/25/2034	12	11
0.697% due 09/25/2042	51	50
1.627% due 10/01/2044 (d)	60	60
2.627% due 12/01/2034	22	23
2.817% due 11/01/2034 (d)	142	149
2.885% due 05/25/2035	52	54
5.480% due 07/01/2018 (d)	200	224
6.000% due 07/25/2044	33	36

Freddie Mac
0.850% due 12/15/2032	90	90
1.621% due 10/25/2044	121	123
2.862% due 02/01/2029	15	15
4.665% due 03/01/2035 (d)	178	186
4.976% due 04/01/2035 (d)	322	338
5.000% due 03/15/2025 - 07/15/2025	10	10

Ginnie Mae
4.375% due 04/20/2028 - 06/20/2030	8	9

		1,398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Bonds
4.250% due 05/15/2039	$100	$106
4.500% due 08/15/2039	100	110

		216

Total United States (Cost $19,031)		17,600

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$594	594

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $610. Repurchase proceeds are $594.)

U.S. TREASURY BILLS 0.2%
0.190% due 08/19/2010 - 09/02/2010 (b)(e)	167	167

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.2%
	12,112	121

Total Short-Term Instruments (Cost $882)		882

Total Investments 102.9% (Cost $84,496)		$81,191

Written Options (g) (0.2%) (Premiums $96)		(172)

Other Assets and Liabilities (Net) (2.7%)		(2,155)

Net Assets 100.0%		$78,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $2,429 at a weighted average interest rate of 0.428%. On June 30, 2010, securities valued at $5,492 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $167 and cash of $126 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	9	$(1)
Australia Government 3-Year Bond September Futures	Long	09/2010	56	36
Euro-Bund 10-Year Bond September Futures	Long	09/2010	32	16
Japan Government 10-Year Bond September Futures	Long	09/2010	6	102
U.S. Treasury 10-Year Note September Futures	Long	09/2010	11	30
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	11	35

				$218

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.468%	$1,000	$(4)	$0	$(4)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	2.224%	200	(2)	0	(2)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	1.129%	300	5	0	5
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.651%	369	1	0	1
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.548%	100	(2)	0	(2)
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.681%	500	(26)	0	(26)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	6.057%	100	9	0	9
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	18.951%	100	22	0	22
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	1.129%	100	3	0	3
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.129%	100	3	0	3
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.129%	200	5	0	5
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	1.192%	200	0	0	0
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.945%	100	0	0	0
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	5.431%	200	24	0	24
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	4.508%	100	17	0	17
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	3.487%	1,000	112	0	112
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	1.062%	200	(1)	0	(1)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	1.037%	100	(2)	0	(2)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	1.037%	100	(2)	0	(2)

							$162	$0	$162

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2015	0.587%	$500	$9	$8	$1
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	400	5	3	2
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,600	21	14	7

						$35	$25	$10

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	$5,952	$11	$(35)	$45

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	$15	$(6)	$21
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB	AUD	1,100	25	5	20
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	120,000	30	9	21
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		70,000	18	5	13
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		220,000	122	(9)	131
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		150,000	83	(6)	89

							$293	$(2)	$295

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(g)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$119.500	07/23/2010	6	$2	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	$1,800	$15	$72
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,800	8	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	600	6	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	300	2	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,800	25	98
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,800	30	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	0

							$90	$171

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$100	$1	$0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	100	3	0

					$4	$0

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2009	117	$10,400	AUD	1,000		EUR 0		GBP 0	$172
Sales	96	12,000		0		2,500		1,200	160
Closing Buys	(207)	(7,500)		(1,000)		(800)		0	(177)
Expirations	0	(2,000)		0		(1,700)		(1,200)	(59)
Exercised	0	0		0		0		0	0

Balance at 06/30/2010	6	$12,900	AUD	0	EUR	0	GBP	0	$96

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,631	07/2010	JPM	$47	$0	$47
Buy	BRL	103	08/2010	GSC	0	0	0
Buy	CAD	426	07/2010	CITI	0	(5)	(5)
Sell		1,164	07/2010	CITI	9	0	9
Sell		3,057	07/2010	UBS	168	0	168
Buy	CNY	2,631	11/2010	BCLY	0	(5)	(5)
Sell		892	11/2010	BCLY	0	(1)	(1)
Buy		106	11/2010	CITI	0	0	0
Buy		106	11/2010	DUB	0	0	0
Sell		707	11/2010	DUB	1	0	1
Sell		948	11/2010	HSBC	2	0	2
Buy		212	11/2010	JPM	0	(1)	(1)
Sell		454	11/2010	JPM	1	0	1
Buy		653	11/2010	MSC	0	(3)	(3)
Sell		878	11/2010	RBS	0	(1)	(1)
Buy		1,535	11/2010	UBS	0	(2)	(2)
Sell		891	01/2011	BCLY	0	(1)	(1)
Buy		1,333	01/2011	BOA	0	(2)	(2)
Sell		2,820	01/2011	CITI	0	(2)	(2)
Buy		3,751	01/2011	HSBC	0	(6)	(6)
Buy		1,433	01/2011	JPM	0	(3)	(3)
Sell		2,901	01/2011	JPM	0	(2)	(2)
Buy		1,524	01/2011	MSC	0	(3)	(3)
Buy		583	04/2011	BCLY	0	(1)	(1)
Buy		291	04/2011	CSFB	0	(1)	(1)
Buy		185	04/2011	HSBC	0	0	0
Buy		212	04/2011	JPM	0	0	0
Buy		1,569	04/2011	MSC	0	(3)	(3)
Buy		728	06/2011	BCLY	0	(1)	(1)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	977	06/2011	DUB	$0	$(3)	$(3)
Buy		1,512	06/2011	JPM	0	(4)	(4)
Buy		670	06/2011	RBS	0	0	0
Sell	EUR	32,819	07/2010	BCLY	201	0	201
Buy		339	07/2010	BNP	0	(5)	(5)
Buy		298	07/2010	CITI	0	(6)	(6)
Sell		1,721	07/2010	CITI	19	(3)	16
Sell		394	07/2010	CSFB	0	(8)	(8)
Buy		238	07/2010	DUB	6	0	6
Buy		43	07/2010	JPM	0	0	0
Sell		88	07/2010	JPM	0	0	0
Buy		273	07/2010	RBC	0	(8)	(8)
Buy		361	07/2010	RBS	0	(2)	(2)
Sell		1,418	07/2010	RBS	11	(2)	9
Buy		207	07/2010	UBS	1	0	1
Sell		36	07/2010	UBS	1	0	1
Sell		617	08/2010	CITI	7	0	7
Sell		33,517	08/2010	RBS	173	0	173
Sell	GBP	3,156	09/2010	BOA	0	(38)	(38)
Sell	HKD	10	07/2010	BOA	0	0	0
Buy		2	07/2010	HSBC	0	0	0
Buy		8	07/2010	JPM	0	0	0
Buy	IDR	1,287,100	09/2010	JPM	18	0	18
Buy		293,190	11/2010	BCLY	2	0	2
Buy		389,200	11/2010	CITI	2	0	2
Buy		161,720	11/2010	DUB	0	0	0
Buy		306,000	11/2010	HSBC	1	0	1
Sell	JPY	596,062	07/2010	BOA	0	(232)	(232)
Sell		7,270	07/2010	HSBC	0	0	0
Sell		240,223	08/2010	CITI	0	(96)	(96)
Buy	KRW	32,000	07/2010	BCLY	0	(1)	(1)
Sell		114,415	07/2010	BCLY	5	0	5
Buy		116,870	07/2010	CITI	0	(6)	(6)
Buy		62,767	07/2010	DUB	0	(2)	(2)
Buy		52,121	07/2010	MSC	0	(1)	(1)
Sell		149,344	07/2010	MSC	6	0	6
Sell		140,070	08/2010	BCLY	6	0	6
Buy		124,759	08/2010	MSC	0	(4)	(4)
Sell		59,517	08/2010	MSC	2	0	2
Buy		56,105	11/2010	BCLY	0	(2)	(2)
Sell		24,541	11/2010	BCLY	1	0	1
Buy		20,515	11/2010	BOA	0	(1)	(1)
Buy		88,882	11/2010	CITI	0	(4)	(4)
Sell		140,824	11/2010	CITI	7	0	7
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		11,730	11/2010	GSC	0	0	0
Buy		57,528	11/2010	JPM	0	(3)	(3)
Buy		34,533	11/2010	MSC	0	(2)	(2)
Sell		68,773	11/2010	RBS	2	0	2
Buy	MXN	2,213	09/2010	HSBC	0	(2)	(2)
Buy	MYR	1	10/2010	CITI	0	0	0
Buy		1	10/2010	DUB	0	0	0
Buy	NOK	1,398	09/2010	CITI	0	(3)	(3)
Buy	SEK	80	09/2010	CITI	0	0	0
Sell		468	09/2010	CITI	0	0	0
Buy	SGD	3	09/2010	CITI	0	0	0
Sell		24	09/2010	GSC	0	0	0
Sell	TWD	5	10/2010	CITI	0	0	0
Sell		26	01/2011	DUB	0	0	0

					$699	$(482)	$217

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$3,443	$0	$3,443
Bermuda	0	300	0	300
Canada	0	4,268	0	4,268
Denmark	0	73	0	73
France
Corporate Bonds & Notes	0	4,967	0	4,967
Sovereign Issues	0	5,260	0	5,260
Germany
Asset-Backed Securities	0	165	0	165
Corporate Bonds & Notes	0	622	0	622
Sovereign Issues	0	22,376	0	22,376
Ireland	0	589	0	589
Italy	0	11	0	11
Japan
Mortgage-Backed Securities	0	105	0	105
Sovereign Issues	0	9,384	0	9,384
Liberia	0	195	0	195
Netherlands	0	3,639	0	3,639
Norway	0	251	0	251
South Korea	0	130	0	130
Supranational	0	887	0	887
Sweden	0	126	0	126
United Kingdom	0	5,918	0	5,918
United States
Asset-Backed Securities	0	1,871	0	1,871
Corporate Bonds & Notes	0	7,433	0	7,433
Mortgage-Backed Securities	0	5,898	263	6,161
Preferred Stocks	0	15	506	521
U.S. Government Agencies	0	1,398	0	1,398
U.S. Treasury Obligations	0	216	0	216
Short-Term Instruments	121	761	0	882

Investments, at value	$121	$80,301	$769	$81,191
Financial Derivative Instruments (3)	$218	$557	$0	$775

Totals	$339	$80,858	$769	$81,966

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Japan
Mortgage-Backed Securities	$99	$(12)	$0	$3	$15	$0	$(105)	$0	$0
United Kingdom	196	0	0	0	5	0	(201)	0	0
United States
Mortgage-Backed Securities	0	247	0	2	14	0	0	263	14
Preferred Stocks	577	0	0	0	(71)	0	0	506	(71)

Investments, at value	$872	$235	$0	$5	$(37)	$0	$(306)	$769	$(57)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

June 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$70	$0	$0	$0	$0	$70
Unrealized appreciation on foreign currency contracts	0	699	0	0	0	699
Unrealized appreciation on swap agreements	295	0	256	0	0	551

	$365	$699	$256	$0	$0	$1,320

Liabilities:
Written options outstanding	$172	$0	$0	$0	$0	$172
Unrealized depreciation on foreign currency contracts	0	482	0	0	0	482
Unrealized depreciation on swap agreements	0	0	39	0	0	39

	$172	$482	$39	$0	$0	$693

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$743	$91	$(212)	$0	$0	$622
Net realized gain on foreign currency transactions	0	6,482	0	0	0	6,482

	$743	$6,573	$(212)	$0	$0	$7,104

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$442	$(34)	$471	$0	$0	$879
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(661)	0	0	0	(661)

	$442	$(695)	$471	$0	$0	$218

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $218 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders   Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3. SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are

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structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

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Notes to Financial Statements  (Cont.)

4. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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June 30, 2010 (Unaudited)

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The

Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$61	$2,899

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 1,616	$ 34,006	$ 35,500	$ 0	$ 121	$ 6	$ (1)

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$207	$141	$49,112	$34,228

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	2,463	24,445	2,556	25,936

Issued as reinvestment of distributions
Institutional Class	0	0	1	2
Administrative Class	67	676	937	9,146

Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(2,043)	(20,451)	(4,254)	(42,289)
Net increase (decrease) resulting from Portfolio share transactions	487	$4,670	(760)	$(7,205)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100	*
Administrative Class	6	81

*	Allianz Global Investors of America L.P., an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized (Depreciation)
$1,895		$(5,200)	$(3,305)

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	HKD	Hong Kong Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS23 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	52.7%
Japan	23.5%
United Kingdom	3.6%
Italy	3.3%
Short-Term Instruments	2.0%
Other	14.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (01/10/02)
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	2.50%	14.73%	5.73%	8.13%
JPMorgan GBI Global FX NY Index Unhedged in USD±	0.23%	4.23%	5.45%	7.78%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/01.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,025.03	$1,020.33
Expenses Paid During Period†	$4.52	$4.51

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. contributed to performance as yields declined in the latter part of the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from performance as yields declined in these countries during the latter part of the reporting period.

»	A curve-steepening bias in the U.S. and core Eurozone countries (such as Germany) detracted from performance as yield curves flattened in these regions during the latter part of the reporting period.

»	An underweight to the euro and the pound sterling for most of the period contributed to performance as both currencies underperformed during the reporting period.

»	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance as these securities experienced price appreciation during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$12.72	$12.25	$12.78	$12.06	$11.91	$13.27
Net investment income (a)	0.21	0.47	0.48	0.41	0.42	0.35
Net realized/unrealized gain (loss) on investments	0.11	1.59	(0.58)	0.74	0.13	(1.22)
Total income (loss) from investment operations	0.32	2.06	(0.10)	1.15	0.55	(0.87)
Dividends from net investment income	(0.17)	(0.40)	(0.43)	(0.40)	(0.40)	(0.32)
Distributions from net realized capital gains	0.00	(1.19)	0.00	(0.03)	0.00	(0.17)
Total distributions	(0.17)	(1.59)	(0.43)	(0.43)	(0.40)	(0.49)
Net asset value end of year or period	$12.87	$12.72	$12.25	$12.78	$12.06	$11.91
Total return	2.50%	16.83%	(0.85)%	9.73%	4.63%	(6.61)%
Net assets end of year or period (000s)	$406,785	$532,730	$293,365	$240,711	$173,894	$94,214
Ratio of expenses to average net assets	0.90%*	0.90%	0.97%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.24%*	3.68%	3.72%	3.36%	3.49%	2.82%
Portfolio turnover rate	238%	624%	661%	560%	224%	320%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$642,463
Investments in Affiliates, at value	9,020
Repurchase agreements, at value	1,409
Cash	11
Foreign currency, at value	4,094
Receivable for investments sold	230,908
Receivable for investments in Affiliates sold	1,000
Receivable for investments sold on a delayed-delivery basis	9,113
Receivable for Portfolio shares sold	520
Interest and dividends receivable	5,528
Dividends receivable from Affiliates	2
Variation margin receivable	180
Swap premiums paid	4,995
Unrealized appreciation on foreign currency contracts	1,669
Unrealized appreciation on swap agreements	6,481
917,393

Liabilities:
Payable for reverse repurchase agreements	$16,976
Payable for investments purchased	149,317
Payable for investments in Affiliates purchased	2
Payable for investments purchased on a delayed-delivery basis	69,208
Payable for Portfolio shares redeemed	137,430
Payable for short sales	95,618
Written options outstanding	1,057
Deposits from counterparty	4,404
Accrued related party fees	405
Variation margin payable	4
Swap premiums received	1,488
Unrealized depreciation on foreign currency contracts	2,364
Unrealized depreciation on swap agreements	4,146
Other liabilities	5
482,424

Net Assets	$434,969

Net Assets Consist of:
Paid in capital	$429,991
(Overdistributed) net investment income	(3,030)
Accumulated undistributed net realized (loss)	(10,490)
Net unrealized appreciation	18,498
$434,969

Net Assets:
Institutional Class	$3,712
Administrative Class	406,785
Advisor Class	24,472

Shares Issued and Outstanding:
Institutional Class	289
Administrative Class	31,618
Advisor Class	1,902

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.87
Administrative Class	12.87
Advisor Class	12.87

Cost of Investments Owned	$626,247
Cost of Investments in Affiliates Owned	$9,020
Cost of Repurchase Agreements Owned	$1,409
Cost of Foreign Currency Held	$4,103
Proceeds Received on Short Sales	$95,350
Premiums Received on Written Options	$894

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$11,681
Dividends	14
Dividends from Affiliate investments	10
Total Income	11,705

Expenses:
Investment advisory fees	697
Supervisory and administrative fees	1,394
Servicing fees – Administrative Class	402
Distribution and/or servicing fees – Advisor Class	23
Trustees' fees	5
Interest expense	10
Total Expenses	2,531

Net Investment Income	9,174

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(944)
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts, written options and swaps	8,388
Net realized (loss) on foreign currency transactions	(17,447)
Net change in unrealized appreciation on investments	5,399
Net change in unrealized appreciation on futures contracts, written options and swaps	6,185
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,288
Net Gain	4,871

Net Increase in Net Assets Resulting from Operations	$14,045

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$9,174	$14,703
Net realized gain (loss)	(10,003)	33,202
Net realized gain on Affiliate investments	2	21
Net capital gain distributions received from Underlying Funds	0	17,356
Net change in unrealized appreciation	14,872	0
Net increase resulting from operations	14,045	65,282

Distributions to Shareholders:
From net investment income
Institutional Class	(47)	(69)
Administrative Class	(7,162)	(12,213)
Advisor Class	(242)	(251)
From net realized capital gains
Institutional Class	0	(251)
Administrative Class	0	(44,151)
Advisor Class	0	(1,219)

Total Distributions	(7,451)	(58,154)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	966	2,431
Administrative Class	111,300	285,875
Advisor Class	9,225	11,454
Issued as reinvestment of distributions
Institutional Class	47	320
Administrative Class	7,162	56,364
Advisor Class	242	1,470
Cost of shares redeemed
Institutional Class	(485)	(1,131)
Administrative Class	(250,722)	(110,047)
Advisor Class	(382)	(1,359)
Net increase (decrease) resulting from Portfolio share transactions	(122,647)	245,377

Total Increase (Decrease) in Net Assets	(116,053)	252,505

Net Assets:
Beginning of period	551,022	298,517
End of period*	$434,969	$551,022

*Including (overdistributed) net investment income of:	$(3,030)	$(4,753)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Global Bond Portfolio (Unhedged)

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.3%

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,396

Medallion Trust
0.627% due 05/25/2035		$431	415

National Australia Bank Ltd.
0.765% due 06/29/2016		600	579
4.250% due 03/26/2012	AUD	1,400	1,165

Puma Finance Ltd.
0.548% due 02/21/2038		$385	361
4.878% due 08/22/2037	AUD	465	381
5.220% due 07/12/2036		135	110

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,159

Superannuation Members Home Loans Global Fund
0.694% due 11/09/2035		$2,930	2,832

Swan Trust
0.501% due 05/12/2037		447	438
5.023% due 05/12/2037	AUD	615	503

Torrens Trust
5.160% due 10/19/2038		724	599

Total Australia (Cost $9,509)			9,938

BERMUDA 0.2%

Merna Reinsurance Ltd.
0.940% due 07/07/2010		$700	700

Total Bermuda (Cost $700)			700

CANADA 0.7%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,548

Canada Government Bond
2.500% due 06/01/2015		400	379

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,065

Total Canada (Cost $2,812)			2,992

DENMARK 2.1%

Denmark Government International Bond
4.000% due 11/15/2019	DKK	30,700	5,608
4.500% due 11/15/2039		18,000	3,657

Total Denmark (Cost $9,668)			9,265

FRANCE 0.7%

Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,075

Vivendi S.A.
5.750% due 04/04/2013		900	966
6.625% due 04/04/2018		100	112

Total France (Cost $2,965)			3,153

GERMANY 1.3%

Driver One GmbH
0.543% due 10/21/2015	EUR	339	411

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	2,964

Republic of Germany
5.500% due 01/04/2031		1,500	2,435

Total Germany (Cost $5,962)			5,810

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.2%

Immeo Residential Finance PLC
0.879% due 12/15/2016	EUR	902	$952

SC Germany Auto
0.506% due 08/11/2015		81	98

Total Ireland (Cost $1,432)			1,050

ITALY 4.9%

Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014	EUR	16,400	20,602

Locat Securitisation Vehicle SRL
0.878% due 12/12/2028		467	548

Siena Mortgages SpA
0.950% due 12/16/2038		78	95

Split SRL
0.784% due 10/25/2018		89	106

Total Italy (Cost $25,216)			21,351

JAPAN 35.3%

SOVEREIGN ISSUES 35.3%

Japan Government International Bond
1.500% due 09/20/2018	JPY	1,230,000	14,698
1.700% due 03/20/2017		10,550,000	128,428
1.800% due 06/20/2017		730,000	8,947
2.400% due 03/20/2034		130,000	1,613

Total Japan (Cost $142,277)			153,686

JERSEY, CHANNEL ISLANDS 1.4%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	3,775	4,593

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,588

Total Jersey, Channel Islands (Cost $6,229)			6,181

LUXEMBOURG 2.6%

Covidien International Finance S.A.
6.000% due 10/15/2017		$9,600	11,166

Total Luxembourg (Cost $10,467)			11,166

MEXICO 0.5%

America Movil SAB de C.V.
3.625% due 03/30/2015		$2,000	2,062

Total Mexico (Cost $1,996)			2,062

NETHERLANDS 3.4%

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	9,815

Rabobank Nederland NV
4.750% due 01/15/2020		$5,000	5,149

Total Netherlands (Cost $15,302)			14,964

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,664

Total New Zealand (Cost $1,500)			1,664

NORWAY 1.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	$5,339

Total Norway (Cost $6,504)			6,218

RUSSIA 0.4%

Gaz Capital S.A. for Gazprom
8.146% due 04/11/2018		$300	329

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		1,100	1,279

Total Russia (Cost $1,466)			1,608

SOUTH KOREA 0.9%

Export-Import Bank of Korea
4.125% due 09/09/2015		$500	509
5.750% due 05/22/2013	EUR	500	649
5.875% due 01/14/2015		$2,600	2,824

Total South Korea (Cost $4,068)			3,982

SPAIN 0.8%

Bancaja Fondo de Titulizacion de Activos
0.754% due 10/25/2037	EUR	128	129

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		$3,500	3,398

Total Spain (Cost $3,679)			3,527

SWITZERLAND 2.5%

UBS AG
5.750% due 04/25/2018		$1,900	1,965
5.875% due 12/20/2017		8,500	9,016

Total Switzerland (Cost $10,648)			10,981

UNITED ARAB EMIRATES 0.5%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,181

Total United Arab Emirates (Cost $2,105)			2,181

UNITED KINGDOM 5.5%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,200	1,562

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,112
10.179% due 06/12/2021		2,120	2,660

BP Capital Markets PLC
0.667% due 04/11/2011		400	383
4.250% due 01/10/2011	EUR	100	121

HBOS PLC
6.750% due 05/21/2018		$800	750

LBG Capital No.1 PLC
8.500% due 12/29/2049		1,200	942

Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	868
12.000% due 12/29/2049		2,100	2,113

Permanent Financing PLC
0.843% due 09/10/2032	EUR	600	729

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		$3,200	1,848

Smiths Group PLC
7.875% due 07/12/2010	GBP	1,000	1,496

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	207

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Kingdom Gilt
4.750% due 12/07/2038	GBP	5,400	$8,860

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	105

Total United Kingdom (Cost $23,770)			23,756

UNITED STATES 79.1%

ASSET-BACKED SECURITIES 3.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$175	174

Accredited Mortgage Loan Trust
0.397% due 02/25/2037		70	69

Amortizing Residential Collateral Trust
0.927% due 07/25/2032		1	1
1.047% due 10/25/2031		2	1

Asset-Backed Funding Certificates
0.407% due 01/25/2037		71	70

Capital Auto Receivables Asset Trust
1.800% due 10/15/2012		672	677

Carrington Mortgage Loan Trust
0.397% due 12/25/2036		278	251

Conseco Finance Securitizations Corp.
6.990% due 07/01/2032		2,599	2,658

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		156	153
0.397% due 08/25/2037		186	179

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		1	1

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		111	100

Denver Arena Trust
6.940% due 11/15/2019		124	111

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		361	363

Fremont Home Loan Trust
0.397% due 10/25/2036		11	11

GSAMP Trust
0.447% due 01/25/2047		53	52

Home Equity Mortgage Trust
4.605% due 01/25/2037		203	26

Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		614	609

JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036		134	128

Morgan Stanley ABS Capital I
1.147% due 07/25/2037		3,662	3,308

Nelnet Student Loan Trust
0.548% due 12/27/2016		643	642
0.846% due 04/27/2015		187	188

SACO I, Inc.
0.407% due 05/25/2036		22	17
0.547% due 04/25/2035		9	4

Securitized Asset-Backed Receivables LLC Trust
0.397% due 12/25/2036		93	88

SLC Student Loan Trust
0.987% due 06/15/2017		800	801

SLM Student Loan Trust
0.316% due 10/25/2016		121	121
0.396% due 04/26/2021		1,207	1,203
0.737% due 12/17/2018		134	134
0.816% due 10/25/2017		1,600	1,600

Structured Asset Securities Corp.
0.747% due 05/25/2034		10	9
1.843% due 04/25/2035		35	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		$2	$2

Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036		199	123

Wells Fargo Home Equity Trust
0.577% due 10/25/2035		33	32
0.597% due 12/25/2035		57	56

			13,987

BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		1,500	1,463

DaVita, Inc.
1.790% due 10/05/2012		53	52
1.800% due 10/05/2012		132	129
1.850% due 10/05/2012		645	630
1.860% due 10/05/2012		70	68

			2,342

CORPORATE BONDS & NOTES 34.9%

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,251

American Express Co.
7.000% due 03/19/2018		1,500	1,734

American Express Credit Corp.
5.875% due 05/02/2013		200	219

American General Finance Corp.
6.900% due 12/15/2017		100	80

American International Group, Inc.
0.639% due 03/20/2012		400	386
5.750% due 03/15/2067	GBP	800	687
8.000% due 05/22/2038	EUR	1,700	1,549
8.175% due 05/15/2068		$1,600	1,276
8.250% due 08/15/2018		100	102

AutoZone, Inc.
5.875% due 10/15/2012		100	108

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	100	102

Bank of America Corp.
4.000% due 03/28/2018	EUR	500	567
5.650% due 05/01/2018		$100	103

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,113
7.250% due 02/01/2018		1,300	1,521

Block Financial LLC
7.875% due 01/15/2013		2,000	2,224

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,540
6.400% due 06/15/2016		200	210

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,754

Caterpillar Financial Services Corp.
1.287% due 06/24/2011		1,600	1,612

CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,696

CIT Group, Inc.
7.000% due 05/01/2013		433	417
7.000% due 05/01/2014		500	473
7.000% due 05/01/2015		199	185
7.000% due 05/01/2016		333	305
7.000% due 05/01/2017		466	421

Citigroup, Inc.
3.625% due 11/30/2017	EUR	9,600	10,410
4.750% due 05/31/2017		100	111
4.750% due 02/10/2019		200	224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018		$1,600	$1,673
8.125% due 07/15/2039		800	959

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,086

CMS Energy Corp.
1.253% due 01/15/2013		200	190

CNA Financial Corp.
6.000% due 08/15/2011		200	206

Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016		1,274	1,369

Countrywide Financial Corp.
5.800% due 06/07/2012		2,650	2,788

CSX Corp.
6.300% due 03/15/2012		200	215

Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,105

DaVita, Inc.
6.625% due 03/15/2013		467	470

DR Horton, Inc.
6.000% due 04/15/2011		200	206
6.500% due 04/15/2016		4,500	4,365

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	311

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	103

Erac USA Finance LLC
5.800% due 10/15/2012		800	864

FPL Group Capital, Inc.
1.419% due 06/17/2011		600	604

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,044

Goldman Sachs Group, Inc.
1.135% due 09/29/2014		600	566
5.375% due 02/15/2013	EUR	200	256

Harris Corp.
5.950% due 12/01/2017		$1,500	1,675

International Lease Finance Corp.
1.084% due 07/06/2010	EUR	2,000	2,452
5.350% due 03/01/2012		$200	190
5.400% due 02/15/2012		200	190
5.550% due 09/05/2012		9,500	8,978

iStar Financial, Inc.
5.150% due 03/01/2012		200	166

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	189

KB Home
5.875% due 01/15/2015		$1,200	1,074

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	208
6.875% due 05/02/2018 (a)		800	167

Ltd Brands, Inc.
6.900% due 07/15/2017		1,000	1,008

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,814

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,117

Masco Corp.
6.125% due 10/03/2016		200	194

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,335

Merrill Lynch & Co., Inc.
1.268% due 09/14/2018	EUR	100	99
6.875% due 04/25/2018		$1,500	1,604

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding I
0.787% due 03/15/2012		$900	$889
5.125% due 04/10/2013		1,300	1,407

Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,022

Morgan Stanley
0.783% due 10/15/2015		1,000	894
1.041% due 04/13/2016	EUR	700	717
6.625% due 04/01/2018		$1,600	1,681

Motorola, Inc.
5.375% due 11/15/2012		11,090	11,701
8.000% due 11/01/2011		1,300	1,396

Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,315

Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	541

Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,095

Pricoa Global Funding I
0.667% due 06/26/2012		900	879

Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	866

Sara Lee Corp.
6.250% due 09/15/2011		200	212

Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,047

Sprint Capital Corp.
8.375% due 03/15/2012		11,500	12,118

Sprint Nextel Corp.
6.000% due 12/01/2016		200	180

Time Warner, Inc.
5.500% due 11/15/2011		200	211

Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,095

United Airlines, Inc.
10.400% due 11/01/2016		1,364	1,467

UST LLC
5.750% due 03/01/2018		1,000	1,043

Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,400	2,459

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,258

			151,713

MORTGAGE-BACKED SECURITIES 14.0%

Adjustable Rate Mortgage Trust
2.856% due 09/25/2035		$45	33

American Home Mortgage Assets
0.537% due 05/25/2046		563	303
0.557% due 10/25/2046		750	380

Banc of America Funding Corp.
4.360% due 02/20/2036		863	788
5.888% due 04/25/2037		794	545
5.942% due 10/20/2046		411	271

Banc of America Mortgage Securities, Inc.
2.943% due 05/25/2035		4,900	3,818

BCAP LLC Trust
0.517% due 01/25/2037		664	344

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035		280	267
2.560% due 08/25/2035		7,511	7,103
2.704% due 08/25/2033		45	44
2.760% due 03/25/2035		385	357
2.934% due 03/25/2035		118	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.046% due 05/25/2034	$117	$108
4.069% due 11/25/2034	26	25
4.388% due 10/25/2033	42	43
4.631% due 05/25/2034	36	34
5.370% due 05/25/2047	894	648

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	252	191
5.225% due 11/25/2035	341	194
6.213% due 08/25/2036	466	299

Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	1,162	1,083

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	65	64

Bear Stearns Structured Products, Inc.
5.563% due 12/26/2046	210	139

CC Mortgage Funding Corp.
0.527% due 07/25/2036	221	121

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	400	417

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	141	124
3.157% due 08/25/2035	146	127

Countrywide Alternative Loan Trust
0.528% due 02/20/2047	419	209
0.542% due 12/20/2046	843	417
0.558% due 03/20/2046	258	135
0.558% due 07/20/2046	752	294
0.627% due 02/25/2037	319	170
0.697% due 05/25/2037	177	86
1.921% due 11/25/2035	74	39
2.461% due 11/25/2035	74	40
5.250% due 06/25/2035	71	56
5.784% due 11/25/2035	718	433
5.998% due 08/25/2036	248	251
6.000% due 04/25/2037	190	123
6.250% due 08/25/2037	79	52
6.500% due 06/25/2036	406	246

Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035	169	97
0.637% due 04/25/2035	52	29
0.667% due 03/25/2035	192	101
0.677% due 02/25/2035	18	13
0.727% due 09/25/2034	20	12
3.385% due 08/25/2034	15	11
3.506% due 11/25/2034	54	46
4.113% due 11/19/2033	98	97
5.250% due 02/20/2036	762	485
5.750% due 12/25/2035	1,434	1,257

Credit Suisse First Boston Mortgage Securities Corp.
2.918% due 08/25/2033	74	71
6.500% due 04/25/2033	3	3

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	256	142

Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	759	419

First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	18	18
2.916% due 12/25/2033	27	26
6.250% due 08/25/2017	54	56

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	27	27

Greenpoint Mortgage Funding Trust
0.617% due 11/25/2045	19	10

GSR Mortgage Loan Trust
2.140% due 03/25/2033	31	30
2.576% due 06/25/2034	19	17
2.943% due 09/25/2035	748	704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.538% due 01/19/2038	$1,945	$1,034
0.718% due 02/19/2034	5	4
1.262% due 12/19/2036	277	120
3.004% due 05/19/2033	63	64

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	598	436

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	166	156

JPMorgan Mortgage Trust
3.359% due 07/25/2035	440	444
3.442% due 07/25/2035	397	386
4.271% due 11/25/2033	37	37
5.017% due 02/25/2035	74	74

MASTR Alternative Loans Trust
0.747% due 03/25/2036	87	29

MASTR Asset Securitization Trust
4.500% due 03/25/2018	28	28

Mellon Residential Funding Corp.
0.790% due 12/15/2030	28	26

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	297

Merrill Lynch Floating Trust
0.888% due 07/09/2021	800	739

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	224	171
0.597% due 08/25/2036	57	36
2.698% due 02/25/2033	28	26

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	17,835	16,090

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	41	28

Residential Accredit Loans, Inc.
0.497% due 02/25/2047	292	128
0.527% due 06/25/2046	738	307
0.557% due 04/25/2046	306	126

Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	83	71
2.744% due 02/25/2034	31	29
5.210% due 09/25/2034	126	115

Structured Asset Mortgage Investments, Inc.
0.537% due 07/25/2046	835	466
0.557% due 05/25/2046	188	98
0.567% due 05/25/2036	860	458
0.567% due 09/25/2047	600	174
0.598% due 07/19/2035	626	526
0.627% due 02/25/2036	1,032	571
0.698% due 03/19/2034	16	14
0.928% due 07/19/2034	8	7

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	1,957	1,906
0.457% due 11/25/2046	339	326

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	431	392

WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	110	85
0.637% due 10/25/2045	5,764	4,492
0.657% due 01/25/2045	18	14
0.667% due 01/25/2045	18	14
0.887% due 12/25/2027	70	63
1.121% due 02/25/2047	780	452
1.821% due 08/25/2042	12	11
2.700% due 06/25/2033	29	28
2.784% due 03/25/2034	108	108
2.829% due 09/25/2033	2,477	2,471
3.109% due 02/27/2034	12	12
3.359% due 07/25/2046	398	277

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.338% due 02/25/2037	$841	$622
5.544% due 11/25/2036	2,014	1,566

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.361% due 07/25/2046	138	63

Wells Fargo Mortgage-Backed Securities Trust
2.980% due 04/25/2036	58	54
4.500% due 11/25/2018	167	170
4.750% due 10/25/2018	94	93
4.807% due 03/25/2036	277	246

		60,981

MUNICIPAL BONDS & NOTES 2.1%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	3,100	3,213

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,557

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	383

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,099

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	287

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	6

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,160	2,357

		8,902

	SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
1.199% due 12/31/2049	58	452

	SHARES	MARKET VALUE (000S)

SLM Corp.
4.021% due 03/15/2017	500	$8
4.071% due 01/16/2018	3,100	51

		511

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
0.000% due 06/01/2017 (h)	$2,600	2,109
0.467% due 03/25/2034	20	20
0.497% due 08/25/2034	12	11
0.547% due 10/27/2037	1,600	1,598
2.627% due 12/01/2034	22	23
2.817% due 11/01/2034	142	149
2.866% due 10/01/2034	11	11
5.040% due 02/01/2021	33	33
5.500% due 03/25/2028 - 05/01/2047	361	378
6.000% due 07/01/2040 - 07/25/2044	7,066	7,666

Freddie Mac
0.580% due 02/15/2019	691	692
0.627% due 09/25/2031	46	44
0.850% due 04/15/2028	569	571
1.621% due 10/25/2044	101	103
2.862% due 02/01/2029	15	15
3.300% due 04/01/2037	130	135
4.500% due 02/15/2017	158	161
5.000% due 03/15/2017	98	101
6.000% due 04/15/2036	898	985

Ginnie Mae
3.125% due 11/20/2024	4	4
6.000% due 09/20/2038	452	488

		15,297

U.S. TREASURY OBLIGATIONS 20.7%

U.S. Treasury Notes
3.125% due 05/15/2019	14,300	14,614
3.375% due 11/15/2019	18,800	19,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 05/15/2020	$9,500	$9,954
3.625% due 08/15/2019 (g)(h)	43,500	46,045

		90,105

Total United States (Cost $335,582)		343,838

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$1,409	1,409

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,440. Repurchase proceeds are $1,409.)

U.S. TREASURY BILLS 0.6%
0.134% due 07/01/2010 - 08/26/2010 (b)(e)(f)(h)	2,320	2,320

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.153% due 07/15/2010(e)	70	70

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.1%
	900,765	9,020

Total Short-Term Instruments (Cost $12,819)		12,819

Total Investments 150.1% (Cost $636,676)		$652,892

Written Options (j) (0.2%) (Premiums $894)		(1,057)

Other Assets and Liabilities (Net) (49.9%)		(216,866)

Net Assets 100.0%		$434,969

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $923 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(f)	Securities with an aggregate market value of $570 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $30,918 at a weighted average interest rate of 0.230%. On June 30, 2010, securities valued at $17,276 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $1,664 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	79	$157
Euro-BTP Italian Government Bond September Futures	Long	09/2010	4	11
Euro-Bund 10-Year Bond September Futures	Long	09/2010	538	441
Japan Government 10-Year Bond September Futures	Long	09/2010	8	120
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2012	107	20

				$749

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.998%		$1,000	$38	$0	$38
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	8.058%		100	25	0	25
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.468%		100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.363%		200	(2)	0	(2)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.363%		500	(6)	0	(6)
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	1.679%		600	13	47	(34)
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	2.086%		1,100	(7)	0	(7)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	2.086%		600	(5)	0	(5)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	2.224%		700	(1)	0	(1)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	2.224%		300	(2)	0	(2)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	1.127%		1,000	24	0	24
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	1.533%		2,000	26	0	26
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.672%		1,500	37	7	30
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.960%		200	(1)	0	(1)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.084%		5,900	17	266	(249)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.713%		1,000	32	36	(4)
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.531%		1,200	23	16	7
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.713%		3,800	123	41	82
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.155%		4,700	323	(3)	326
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	2.134%		100	(8)	3	(11)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.830%		2,000	117	0	117
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	2.134%	EUR	6,600	(674)	247	(921)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.788%		$1,000	58	63	(5)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.757%		1,000	104	0	104
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.916%		200	4	0	4
Covidien International Finance S.A.	BOA	(1.000%	)	12/20/2017	0.689%		9,600	(205)	(332)	127
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.284%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.920%		2,000	(6)	46	(52)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.548%		200	(5)	0	(5)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	3.075%		4,500	471	471	0
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.517%		800	(44)	0	(44)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.502%		1,000	15	0	15
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.681%		1,500	(78)	0	(78)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	6.057%		200	19	0	19
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	6.029%		9,500	178	772	(594)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	6.057%		200	19	0	19
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	18.951%		200	44	0	44
JPMorgan Chase & Co.	BOA	(1.000%	)	03/20/2018	1.374%		1,200	30	9	21
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.129%		700	19	0	19
JPMorgan Chase & Co.	DUB	(1.000%	)	03/20/2018	1.374%		500	13	1	12
JPMorgan Chase & Co.	GSC	(1.000%	)	03/20/2018	1.374%		1,500	38	24	14
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	1.381%		200	11	0	11
KB Home	DUB	(5.000%	)	03/20/2015	5.606%		1,200	27	(93)	120
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.756%		2,000	206	0	206
Ltd Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.457%		1,000	(25)	0	(25)
Macy's Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	2.193%		1,800	120	176	(56)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	1.192%		1,000	24	0	24
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	1.192%		1,000	21	0	21
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.778%		200	20	0	20
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	1.187%		10,800	46	71	(25)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.097%		1,000	28	0	28
Morgan Stanley	DUB	(1.850%	)	09/20/2018	2.677%		500	26	0	26
Morgan Stanley	RBS	(0.320%	)	12/20/2016	2.690%		200	26	0	26
Motorola, Inc.	BCLY	(1.000%	)	12/20/2011	0.220%		1,400	(17)	51	(68)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.365%		11,090	(177)	411	(588)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.655%		7,800	336	90	246
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.682%		1,800	75	0	75
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	1.322%		500	(16)	0	(16)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.411%		1,000	(2)	0	(2)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.466%		1,000	(61)	0	(61)
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.316%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.138%		1,000	3	0	3
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.472%	GBP	1,000	0	0	0
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	2.489%		$3,100	(136)	(141)	5
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	2.489%		8,400	209	459	(250)
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	4.508%		200	34	0	34
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	0.881%		200	(2)	0	(2)
Time Warner, Inc.	BOA	(0.310%	)	12/20/2011	0.304%		200	0	0	0
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.633%		4,000	89	136	(47)
UBS AG	BCLY	(2.250%	)	03/20/2014	1.427%	EUR	800	(29)	0	(29)
UBS AG	BNP	(2.980%	)	03/20/2019	1.580%		$100	(10)	0	(10)
UBS AG	BOA	(2.280%	)	06/20/2018	1.574%		1,300	(63)	0	(63)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	DUB	(1.000%	)	12/20/2017	1.569%		$8,000	$290	$40	$250
UST LLC	GSC	(0.720%	)	03/20/2018	0.313%		1,000	(29)	0	(29)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	1.037%		300	(6)	0	(6)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	1.037%		300	(7)	0	(7)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	1.037%		300	(7)	0	(7)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.327%		100	(1)	0	(1)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.361%	GBP	1,000	(221)	0	(221)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.790%		$100	2	0	2

								$1,549	$2,914	$(1,365)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.596%		$1,400	$26	$23	$3
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%	EUR	100	(20)	(15)	(5)
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%		$500	(10)	8	(18)
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%		1,100	(22)	9	(31)
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%		200	(4)	3	(7)
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%		300	(6)	2	(8)
China Government International Bond	BCLY	0.850%	12/20/2014	0.805%		1,600	3	0	3
China Government International Bond	JPM	0.820%	12/20/2014	0.805%		300	0	0	0
China Government International Bond	RBS	0.810%	12/20/2014	0.805%		2,400	1	0	1
China Government International Bond	RBS	0.815%	12/20/2014	0.805%		1,000	1	0	1
HSBC Finance Corp.	GSC	5.000%	06/20/2012	1.801%		1,000	63	12	51
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%		5,100	(25)	(51)	26
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.804%		7,500	(56)	(82)	26
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		2,300	(3)	(5)	2
SLM Corp.	CITI	5.000%	06/20/2011	3.958%		1,200	14	(228)	242

							$(38)	$(324)	$286

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$11,422	$615	$34	$581
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017	871	47	22	25
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	3,098	146	13	133
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,839	86	69	17
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	2,420	8	(82)	90
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	2	(7)	9
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	6,250	11	135	(124)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	6,448	113	298	(185)
CDX.IG-13 5-Year Index	DUB	(1.000%	)	12/20/2014	11,500	49	(23)	72

						$1,077	$459	$618

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$483	$(274)	$(145)	$(129)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	490	(230)	(149)	(81)

					$(504)	$(294)	$(210)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$23	$1	$22
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	15	0	15
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	63,000	234	256	(22)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	GSC	CAD	8,000	168	(8)	176
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	MLP		10,800	227	0	227
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	RBS		21,900	460	(4)	464
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	BNP	AUD	4,100	94	40	54
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	DUB		19,800	455	(48)	503
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		9,700	216	(24)	240
Pay	6-Month EUR-LIBOR	3.000%	09/15/2015	MSC	EUR	10,900	522	379	143
Pay	6-Month GBP-LIBOR	2.000%	09/21/2012	MSC	GBP	40,400	59	0	59
Pay	6-Month GBP-LIBOR	3.500%	12/17/2013	GSC		16,400	1,285	160	1,125

							$3,758	$752	$3,006

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar September Futures	$97.375	09/10/2010	590	$201	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$131	$17
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		$3,500	21	99
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		3,500	35	3
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	150
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		3,800	10	89
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		3,800	19	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		4,000	20	161
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		4,000	27	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		5,400	13	126
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		5,400	32	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,600	6	41
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,600	9	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		1,800	12	42
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		7,800	56	313
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		9,600	50	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		10,000	74	4

								$600	$1,046

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$2,400	$63	$5
Call - OTC USD versus KRW		1,500.000	09/03/2010	1,000	26	2

					$89	$7

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	RBS	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/07/2010	$1,000	$4	$0

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2009	194	$94,100	EUR 17,100	$1,342
Sales	1,275	123,900	19,400	1,377
Closing Buys	(879)	(118,500)	(19,400)	(1,711)
Expirations	0	(6,400)	0	(73)
Exercised	0	(11,300)	0	(41)

Balance at 06/30/2010	590	$81,800	EUR 17,100	$894

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	12/01/2040	$52,000	$54,746	$54,827
Fannie Mae	5.500%	07/01/2040	38,000	40,604	40,791

				$95,350	$95,618

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,456	07/2010	JPM	$100	$0	$100
Buy	BRL	2,236	08/2010	GSC	3	0	3
Sell		2,236	08/2010	RBS	0	(31)	(31)
Sell	CAD	404	07/2010	CITI	1	0	1
Sell		2,600	07/2010	RBS	98	0	98
Buy		13,648	07/2010	UBS	0	(750)	(750)
Buy	CNY	44,970	06/2011	BCLY	0	(70)	(70)
Buy		9,648	01/2015	DUB	0	(45)	(45)
Buy	DKK	14,095	09/2010	CITI	0	(20)	(20)
Buy	EUR	60,432	07/2010	BCLY	0	(372)	(372)
Sell		850	07/2010	BOA	9	0	9
Buy		213	07/2010	CITI	0	(1)	(1)
Sell		1,849	07/2010	CITI	30	0	30
Buy		1,502	07/2010	JPM	0	(27)	(27)
Buy		1,316	07/2010	RBS	0	(7)	(7)
Sell		62,898	07/2010	RBS	0	(324)	(324)
Buy		858	07/2010	UBS	0	(8)	(8)
Buy		5,376	08/2010	CITI	0	(61)	(61)
Buy		62,898	08/2010	RBS	0	0	0
Buy	GBP	12,851	09/2010	BOA	154	0	154
Sell	INR	64,778	11/2010	BCLY	48	0	48
Buy		64,778	11/2010	HSBC	0	(24)	(24)
Buy		139	03/2011	BCLY	0	0	0
Buy		163	03/2011	HSBC	0	0	0
Buy		169	03/2011	JPM	0	0	0
Sell		663	03/2011	JPM	0	0	0
Buy		192	03/2011	UBS	0	0	0
Buy	JPY	1,869,560	07/2010	BOA	728	0	728
Buy		252,844	07/2010	CITI	7	0	7
Sell		252,844	07/2010	CITI	0	(7)	(7)
Buy		109,777	07/2010	CSFB	43	0	43
Buy		143,000	07/2010	JPM	3	0	3
Buy		109,844	07/2010	UBS	40	0	40
Buy	KRW	3,214,023	07/2010	BCLY	0	(105)	(105)
Sell		6,810,863	07/2010	BCLY	280	0	280
Buy		3,867	07/2010	CITI	0	0	0
Sell		1,574	07/2010	DUB	0	0	0
Buy		3,595,840	07/2010	JPM	0	(260)	(260)
Sell		1,294	07/2010	MSC	0	0	0
Buy		3,098	08/2010	BCLY	0	0	0
Sell		3,098	08/2010	MSC	0	0	0
Sell		3,215,197	11/2010	BCLY	108	0	108
Sell		2,754	11/2010	BOA	0	0	0
Sell		4,849	11/2010	CITI	0	0	0
Buy		3,222,800	11/2010	HSBC	0	(171)	(171)
Buy	MYR	38	10/2010	CITI	1	0	1
Buy		22	10/2010	DUB	0	0	0
Buy	NOK	31,157	09/2010	CITI	0	(79)	(79)
Sell		35,043	09/2010	CSFB	12	0	12
Sell	PHP	23	11/2010	BCLY	0	0	0

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PHP	23	11/2010	CITI	$0	$0	$0
Buy		46	11/2010	DUB	0	0	0
Buy	SEK	16,972	09/2010	CITI	0	(1)	(1)
Buy	SGD	1,054	09/2010	BCLY	2	0	2
Buy		900	09/2010	DUB	2	0	2
Sell		11	09/2010	JPM	0	0	0
Buy		102	09/2010	RBS	0	(1)	(1)
Sell	TWD	17	10/2010	BCLY	0	0	0
Sell		49	10/2010	CITI	0	0	0
Sell		116	01/2011	DUB	0	0	0
Sell		70	01/2011	JPM	0	0	0
Sell		109	01/2011	MSC	0	0	0
Sell		59	01/2011	UBS	0	0	0
Buy	ZAR	97	07/2010	BCLY	0	0	0
Sell		97	07/2010	BCLY	0	0	0
Buy		97	10/2010	BCLY	0	0	0

					$1,669	$(2,364)	$(695)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$9,938	$0	$9,938
Bermuda	0	700	0	700
Canada	0	2,992	0	2,992
Denmark	0	9,265	0	9,265
France	0	3,153	0	3,153
Germany	0	5,810	0	5,810
Ireland	0	1,050	0	1,050
Italy	0	21,351	0	21,351
Japan
Sovereign Issues	0	153,686	0	153,686
Jersey, Channel Islands	0	6,181	0	6,181
Luxembourg	0	11,166	0	11,166
Mexico	0	2,062	0	2,062
Netherlands	0	14,964	0	14,964
New Zealand	0	1,664	0	1,664
Norway	0	6,218	0	6,218
Russia	0	1,608	0	1,608
South Korea	0	3,982	0	3,982
Spain	0	3,527	0	3,527
Switzerland	0	10,981	0	10,981
United Arab Emirates	0	2,181	0	2,181
United Kingdom	0	23,756	0	23,756
United States
Asset-Backed Securities	0	13,987	0	13,987
Bank Loan Obligations	0	2,342	0	2,342
Corporate Bonds & Notes	0	151,713	0	151,713
Mortgage-Backed Securities	0	60,981	0	60,981
Municipal Bonds & Notes	0	8,902	0	8,902
Preferred Stocks	0	59	452	511
U.S. Government Agencies	0	15,297	0	15,297
U.S. Treasury Obligations	0	90,105	0	90,105
Short-Term Instruments	9,020	3,799	0	12,819

Investments, at value	$9,020	$643,420	$452	$652,892
Short Sales, at value	$0	$(95,618)	$0	$(95,618)
Financial Derivative Instruments (3)	$749	$583	$0	$1,332

Totals	$9,769	$548,385	$452	$558,606

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
United Kingdom	$2,954	$0	$0	$0	$101	$0	$(3,055)	$0	$0
United States
Preferred Stocks	515	0	0	0	(63)	0	0	452	(63)
U.S. Government Agencies	1,520	0	2	0	76	0	(1,598)	0	0

Investments, at value	$4,989	$0	$2	$0	$114	$0	$(4,653)	$452	$(63)
Financial Derivative Instruments (3)	$(4)	$0	$0	$0	$4	$0	$0	$0	$4

Totals	$4,985	$0	$2	$0	$118	$0	$(4,653)	$452	$(59)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$180	$0	$0	$0	$0	$180
Unrealized appreciation on foreign currency contracts	0	1,669	0	0	0	1,669
Unrealized appreciation on swap agreements	3,027	0	3,454	0	0	6,481

	$3,207	$1,669	$3,454	$0	$0	$8,330

Liabilities:
Written options outstanding	$1,050	$7	$0	$0	$0	$1,057
Variation margin payable (2)	4	0	0	0	0	4
Unrealized depreciation on foreign currency contracts	0	2,364	0	0	0	2,364
Unrealized depreciation on swap agreements	22	0	4,124	0	0	4,146

	$1,076	$2,371	$4,124	$0	$0	$7,571

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$9,561	$73	$(1,246)	$0	$0	$8,388
Net realized (loss) on foreign currency transactions	0	(16,923)	0	0	0	(16,923)

	$9,561	$(16,850)	$(1,246)	$0	$0	$(8,535)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$3,765	$(74)	$2,494	$0	$0	$6,185
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	2,922	0	0	0	2,922

	$3,765	$2,848	$2,494	$0	$0	$9,107

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $749 as reported in the Notes to Schedule of Investments.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to

Semiannual Report	June 30, 2010	25

Notes to Financial Statements  (Cont.)

average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$71,232	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 6,507	$173,910	$171,400	$0	$9,020	$10	$2

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,308,900	$1,224,101	$207,900	$177,601

26	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	76	$966	191	$2,431
Administrative Class	8,684	111,300	22,282	285,875
Advisor Class	722	9,225	887	11,454
Issued as reinvestment of distributions
Institutional Class	4	47	25	320
Administrative Class	559	7,162	4,311	56,364
Advisor Class	19	242	112	1,470
Cost of shares redeemed
Institutional Class	(38)	(485)	(92)	(1,131)
Administrative Class	(19,515)	(250,722)	(8,650)	(110,047)
Advisor Class	(30)	(382)	(105)	(1,359)
Net increase (decrease) resulting from Portfolio share transactions	(9,519)	$(122,647)	18,961	$245,377

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	3	85
Advisor Class	2	100

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$32,067	$ (15,851)	$16,216

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust

28	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS25 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2010

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

United States	52.7%
Japan	23.5%
United Kingdom	3.6%
Italy	3.3%
Short-Term Instruments	2.0%
Other	14.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (01/31/06)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	2.58%	14.90%	7.21%
JPMorgan GBI Global FX NY Index Unhedged in USD±	0.23%	4.23%	6.64%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Institutional Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,025.78	$1,021.08
Expenses Paid During Period†	$3.77	$3.76

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. contributed to performance as yields declined in the latter part of the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from performance as yields declined in these countries during the latter part of the reporting period.

»	A curve-steepening bias in the U.S. and core Eurozone countries (such as Germany) detracted from performance as yield curves flattened in these regions during the latter part of the reporting period.

»	An underweight to the euro and the pound sterling for most of the period contributed to performance as both currencies underperformed during the reporting period.

»	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance as these securities experienced price appreciation during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$12.72	$12.25	$12.78	$12.06	$12.00
Net investment income (a)	0.22	0.49	0.51	0.43	0.41
Net realized/unrealized gain (loss) on investments	0.11	1.59	(0.59)	0.74	0.04
Total income (loss) from investment operations	0.33	2.08	(0.08)	1.17	0.45
Dividends from net investment income	(0.18)	(0.42)	(0.45)	(0.42)	(0.39)
Distributions from net realized capital gains	0.00	(1.19)	0.00	(0.03)	0.00
Total distributions	(0.18)	(1.61)	(0.45)	(0.45)	(0.39)
Net asset value end of year or period	$12.87	$12.72	$12.25	$12.78	$12.06
Total return	2.58%	17.01%	(0.69)%	9.89%	3.77%
Net assets end of year or period (000s)	$3,712	$3,143	$1,507	$229	$48
Ratio of expenses to average net assets	0.75%*	0.75%	0.86%	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	3.39%*	3.83%	4.10%	3.51%	3.70%*
Portfolio turnover rate	238%	624%	661%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$642,463
Investments in Affiliates, at value	9,020
Repurchase agreements, at value	1,409
Cash	11
Foreign currency, at value	4,094
Receivable for investments sold	230,908
Receivable for investments in Affiliates sold	1,000
Receivable for investments sold on a delayed-delivery basis	9,113
Receivable for Portfolio shares sold	520
Interest and dividends receivable	5,528
Dividends receivable from Affiliates	2
Variation margin receivable	180
Swap premiums paid	4,995
Unrealized appreciation on foreign currency contracts	1,669
Unrealized appreciation on swap agreements	6,481
917,393

Liabilities:
Payable for reverse repurchase agreements	$16,976
Payable for investments purchased	149,317
Payable for investments in Affiliates purchased	2
Payable for investments purchased on a delayed-delivery basis	69,208
Payable for Portfolio shares redeemed	137,430
Payable for short sales	95,618
Written options outstanding	1,057
Deposits from counterparty	4,404
Accrued related party fees	405
Variation margin payable	4
Swap premiums received	1,488
Unrealized depreciation on foreign currency contracts	2,364
Unrealized depreciation on swap agreements	4,146
Other liabilities	5
482,424

Net Assets	$434,969

Net Assets Consist of:
Paid in capital	$429,991
(Overdistributed) net investment income	(3,030)
Accumulated undistributed net realized (loss)	(10,490)
Net unrealized appreciation	18,498
$434,969

Net Assets:
Institutional Class	$3,712
Administrative Class	406,785
Advisor Class	24,472

Shares Issued and Outstanding:
Institutional Class	289
Administrative Class	31,618
Advisor Class	1,902

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.87
Administrative Class	12.87
Advisor Class	12.87

Cost of Investments Owned	$626,247
Cost of Investments in Affiliates Owned	$9,020
Cost of Repurchase Agreements Owned	$1,409
Cost of Foreign Currency Held	$4,103
Proceeds Received on Short Sales	$95,350
Premiums Received on Written Options	$894

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$11,681
Dividends	14
Dividends from Affiliate investments	10
Total Income	11,705

Expenses:
Investment advisory fees	697
Supervisory and administrative fees	1,394
Servicing fees – Administrative Class	402
Distribution and/or servicing fees – Advisor Class	23
Trustees' fees	5
Interest expense	10
Total Expenses	2,531

Net Investment Income	9,174

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(944)
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts, written options and swaps	8,388
Net realized (loss) on foreign currency transactions	(17,447)
Net change in unrealized appreciation on investments	5,399
Net change in unrealized appreciation on futures contracts, written options and swaps	6,185
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,288
Net Gain	4,871

Net Increase in Net Assets Resulting from Operations	$14,045

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$9,174	$14,703
Net realized gain (loss)	(10,003)	33,202
Net realized gain on Affiliate investments	2	21
Net capital gain distributions received from Underlying Funds	0	17,356
Net change in unrealized appreciation	14,872	0
Net increase resulting from operations	14,045	65,282

Distributions to Shareholders:
From net investment income
Institutional Class	(47)	(69)
Administrative Class	(7,162)	(12,213)
Advisor Class	(242)	(251)
From net realized capital gains
Institutional Class	0	(251)
Administrative Class	0	(44,151)
Advisor Class	0	(1,219)

Total Distributions	(7,451)	(58,154)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	966	2,431
Administrative Class	111,300	285,875
Advisor Class	9,225	11,454
Issued as reinvestment of distributions
Institutional Class	47	320
Administrative Class	7,162	56,364
Advisor Class	242	1,470
Cost of shares redeemed
Institutional Class	(485)	(1,131)
Administrative Class	(250,722)	(110,047)
Advisor Class	(382)	(1,359)
Net increase (decrease) resulting from Portfolio share transactions	(122,647)	245,377

Total Increase (Decrease) in Net Assets	(116,053)	252,505

Net Assets:
Beginning of period	551,022	298,517
End of period*	$434,969	$551,022

*Including (overdistributed) net investment income of:	$(3,030)	$(4,753)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Global Bond Portfolio (Unhedged)

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.3%

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,396

Medallion Trust
0.627% due 05/25/2035		$431	415

National Australia Bank Ltd.
0.765% due 06/29/2016		600	579
4.250% due 03/26/2012	AUD	1,400	1,165

Puma Finance Ltd.
0.548% due 02/21/2038		$385	361
4.878% due 08/22/2037	AUD	465	381
5.220% due 07/12/2036		135	110

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,159

Superannuation Members Home Loans Global Fund
0.694% due 11/09/2035		$2,930	2,832

Swan Trust
0.501% due 05/12/2037		447	438
5.023% due 05/12/2037	AUD	615	503

Torrens Trust
5.160% due 10/19/2038		724	599

Total Australia (Cost $9,509)			9,938

BERMUDA 0.2%

Merna Reinsurance Ltd.
0.940% due 07/07/2010		$700	700

Total Bermuda (Cost $700)			700

CANADA 0.7%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,548

Canada Government Bond
2.500% due 06/01/2015		400	379

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,065

Total Canada (Cost $2,812)			2,992

DENMARK 2.1%

Denmark Government International Bond
4.000% due 11/15/2019	DKK	30,700	5,608
4.500% due 11/15/2039		18,000	3,657

Total Denmark (Cost $9,668)			9,265

FRANCE 0.7%

Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,075

Vivendi S.A.
5.750% due 04/04/2013		900	966
6.625% due 04/04/2018		100	112

Total France (Cost $2,965)			3,153

GERMANY 1.3%

Driver One GmbH
0.543% due 10/21/2015	EUR	339	411

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	2,964

Republic of Germany
5.500% due 01/04/2031		1,500	2,435

Total Germany (Cost $5,962)			5,810

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.2%

Immeo Residential Finance PLC
0.879% due 12/15/2016	EUR	902	$952

SC Germany Auto
0.506% due 08/11/2015		81	98

Total Ireland (Cost $1,432)			1,050

ITALY 4.9%

Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014	EUR	16,400	20,602

Locat Securitisation Vehicle SRL
0.878% due 12/12/2028		467	548

Siena Mortgages SpA
0.950% due 12/16/2038		78	95

Split SRL
0.784% due 10/25/2018		89	106

Total Italy (Cost $25,216)			21,351

JAPAN 35.3%

SOVEREIGN ISSUES 35.3%

Japan Government International Bond
1.500% due 09/20/2018	JPY	1,230,000	14,698
1.700% due 03/20/2017		10,550,000	128,428
1.800% due 06/20/2017		730,000	8,947
2.400% due 03/20/2034		130,000	1,613

Total Japan (Cost $142,277)			153,686

JERSEY, CHANNEL ISLANDS 1.4%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	3,775	4,593

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,588

Total Jersey, Channel Islands (Cost $6,229)			6,181

LUXEMBOURG 2.6%

Covidien International Finance S.A.
6.000% due 10/15/2017		$9,600	11,166

Total Luxembourg (Cost $10,467)			11,166

MEXICO 0.5%

America Movil SAB de C.V.
3.625% due 03/30/2015		$2,000	2,062

Total Mexico (Cost $1,996)			2,062

NETHERLANDS 3.4%

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	9,815

Rabobank Nederland NV
4.750% due 01/15/2020		$5,000	5,149

Total Netherlands (Cost $15,302)			14,964

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,664

Total New Zealand (Cost $1,500)			1,664

NORWAY 1.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	$5,339

Total Norway (Cost $6,504)			6,218

RUSSIA 0.4%

Gaz Capital S.A. for Gazprom
8.146% due 04/11/2018		$300	329

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		1,100	1,279

Total Russia (Cost $1,466)			1,608

SOUTH KOREA 0.9%

Export-Import Bank of Korea
4.125% due 09/09/2015		$500	509
5.750% due 05/22/2013	EUR	500	649
5.875% due 01/14/2015		$2,600	2,824

Total South Korea (Cost $4,068)			3,982

SPAIN 0.8%

Bancaja Fondo de Titulizacion de Activos
0.754% due 10/25/2037	EUR	128	129

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		$3,500	3,398

Total Spain (Cost $3,679)			3,527

SWITZERLAND 2.5%

UBS AG
5.750% due 04/25/2018		$1,900	1,965
5.875% due 12/20/2017		8,500	9,016

Total Switzerland (Cost $10,648)			10,981

UNITED ARAB EMIRATES 0.5%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,181

Total United Arab Emirates (Cost $2,105)			2,181

UNITED KINGDOM 5.5%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,200	1,562

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,112
10.179% due 06/12/2021		2,120	2,660

BP Capital Markets PLC
0.667% due 04/11/2011		400	383
4.250% due 01/10/2011	EUR	100	121

HBOS PLC
6.750% due 05/21/2018		$800	750

LBG Capital No.1 PLC
8.500% due 12/29/2049		1,200	942

Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	868
12.000% due 12/29/2049		2,100	2,113

Permanent Financing PLC
0.843% due 09/10/2032	EUR	600	729

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		$3,200	1,848

Smiths Group PLC
7.875% due 07/12/2010	GBP	1,000	1,496

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	207

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Kingdom Gilt
4.750% due 12/07/2038	GBP	5,400	$8,860

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	105

Total United Kingdom (Cost $23,770)			23,756

UNITED STATES 79.1%

ASSET-BACKED SECURITIES 3.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$175	174

Accredited Mortgage Loan Trust
0.397% due 02/25/2037		70	69

Amortizing Residential Collateral Trust
0.927% due 07/25/2032		1	1
1.047% due 10/25/2031		2	1

Asset-Backed Funding Certificates
0.407% due 01/25/2037		71	70

Capital Auto Receivables Asset Trust
1.800% due 10/15/2012		672	677

Carrington Mortgage Loan Trust
0.397% due 12/25/2036		278	251

Conseco Finance Securitizations Corp.
6.990% due 07/01/2032		2,599	2,658

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		156	153
0.397% due 08/25/2037		186	179

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		1	1

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		111	100

Denver Arena Trust
6.940% due 11/15/2019		124	111

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		361	363

Fremont Home Loan Trust
0.397% due 10/25/2036		11	11

GSAMP Trust
0.447% due 01/25/2047		53	52

Home Equity Mortgage Trust
4.605% due 01/25/2037		203	26

Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		614	609

JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036		134	128

Morgan Stanley ABS Capital I
1.147% due 07/25/2037		3,662	3,308

Nelnet Student Loan Trust
0.548% due 12/27/2016		643	642
0.846% due 04/27/2015		187	188

SACO I, Inc.
0.407% due 05/25/2036		22	17
0.547% due 04/25/2035		9	4

Securitized Asset-Backed Receivables LLC Trust
0.397% due 12/25/2036		93	88

SLC Student Loan Trust
0.987% due 06/15/2017		800	801

SLM Student Loan Trust
0.316% due 10/25/2016		121	121
0.396% due 04/26/2021		1,207	1,203
0.737% due 12/17/2018		134	134
0.816% due 10/25/2017		1,600	1,600

Structured Asset Securities Corp.
0.747% due 05/25/2034		10	9
1.843% due 04/25/2035		35	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		$2	$2

Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036		199	123

Wells Fargo Home Equity Trust
0.577% due 10/25/2035		33	32
0.597% due 12/25/2035		57	56

			13,987

BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		1,500	1,463

DaVita, Inc.
1.790% due 10/05/2012		53	52
1.800% due 10/05/2012		132	129
1.850% due 10/05/2012		645	630
1.860% due 10/05/2012		70	68

			2,342

CORPORATE BONDS & NOTES 34.9%

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,251

American Express Co.
7.000% due 03/19/2018		1,500	1,734

American Express Credit Corp.
5.875% due 05/02/2013		200	219

American General Finance Corp.
6.900% due 12/15/2017		100	80

American International Group, Inc.
0.639% due 03/20/2012		400	386
5.750% due 03/15/2067	GBP	800	687
8.000% due 05/22/2038	EUR	1,700	1,549
8.175% due 05/15/2068		$1,600	1,276
8.250% due 08/15/2018		100	102

AutoZone, Inc.
5.875% due 10/15/2012		100	108

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	100	102

Bank of America Corp.
4.000% due 03/28/2018	EUR	500	567
5.650% due 05/01/2018		$100	103

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,113
7.250% due 02/01/2018		1,300	1,521

Block Financial LLC
7.875% due 01/15/2013		2,000	2,224

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,540
6.400% due 06/15/2016		200	210

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,754

Caterpillar Financial Services Corp.
1.287% due 06/24/2011		1,600	1,612

CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,696

CIT Group, Inc.
7.000% due 05/01/2013		433	417
7.000% due 05/01/2014		500	473
7.000% due 05/01/2015		199	185
7.000% due 05/01/2016		333	305
7.000% due 05/01/2017		466	421

Citigroup, Inc.
3.625% due 11/30/2017	EUR	9,600	10,410
4.750% due 05/31/2017		100	111
4.750% due 02/10/2019		200	224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018		$1,600	$1,673
8.125% due 07/15/2039		800	959

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,086

CMS Energy Corp.
1.253% due 01/15/2013		200	190

CNA Financial Corp.
6.000% due 08/15/2011		200	206

Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016		1,274	1,369

Countrywide Financial Corp.
5.800% due 06/07/2012		2,650	2,788

CSX Corp.
6.300% due 03/15/2012		200	215

Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,105

DaVita, Inc.
6.625% due 03/15/2013		467	470

DR Horton, Inc.
6.000% due 04/15/2011		200	206
6.500% due 04/15/2016		4,500	4,365

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	311

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	103

Erac USA Finance LLC
5.800% due 10/15/2012		800	864

FPL Group Capital, Inc.
1.419% due 06/17/2011		600	604

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,044

Goldman Sachs Group, Inc.
1.135% due 09/29/2014		600	566
5.375% due 02/15/2013	EUR	200	256

Harris Corp.
5.950% due 12/01/2017		$1,500	1,675

International Lease Finance Corp.
1.084% due 07/06/2010	EUR	2,000	2,452
5.350% due 03/01/2012		$200	190
5.400% due 02/15/2012		200	190
5.550% due 09/05/2012		9,500	8,978

iStar Financial, Inc.
5.150% due 03/01/2012		200	166

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	189

KB Home
5.875% due 01/15/2015		$1,200	1,074

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	208
6.875% due 05/02/2018 (a)		800	167

Ltd Brands, Inc.
6.900% due 07/15/2017		1,000	1,008

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,814

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,117

Masco Corp.
6.125% due 10/03/2016		200	194

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,335

Merrill Lynch & Co., Inc.
1.268% due 09/14/2018	EUR	100	99
6.875% due 04/25/2018		$1,500	1,604

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding I
0.787% due 03/15/2012		$900	$889
5.125% due 04/10/2013		1,300	1,407

Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,022

Morgan Stanley
0.783% due 10/15/2015		1,000	894
1.041% due 04/13/2016	EUR	700	717
6.625% due 04/01/2018		$1,600	1,681

Motorola, Inc.
5.375% due 11/15/2012		11,090	11,701
8.000% due 11/01/2011		1,300	1,396

Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,315

Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	541

Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,095

Pricoa Global Funding I
0.667% due 06/26/2012		900	879

Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	866

Sara Lee Corp.
6.250% due 09/15/2011		200	212

Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,047

Sprint Capital Corp.
8.375% due 03/15/2012		11,500	12,118

Sprint Nextel Corp.
6.000% due 12/01/2016		200	180

Time Warner, Inc.
5.500% due 11/15/2011		200	211

Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,095

United Airlines, Inc.
10.400% due 11/01/2016		1,364	1,467

UST LLC
5.750% due 03/01/2018		1,000	1,043

Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,400	2,459

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,258

			151,713

MORTGAGE-BACKED SECURITIES 14.0%

Adjustable Rate Mortgage Trust
2.856% due 09/25/2035		$45	33

American Home Mortgage Assets
0.537% due 05/25/2046		563	303
0.557% due 10/25/2046		750	380

Banc of America Funding Corp.
4.360% due 02/20/2036		863	788
5.888% due 04/25/2037		794	545
5.942% due 10/20/2046		411	271

Banc of America Mortgage Securities, Inc.
2.943% due 05/25/2035		4,900	3,818

BCAP LLC Trust
0.517% due 01/25/2037		664	344

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035		280	267
2.560% due 08/25/2035		7,511	7,103
2.704% due 08/25/2033		45	44
2.760% due 03/25/2035		385	357
2.934% due 03/25/2035		118	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.046% due 05/25/2034	$117	$108
4.069% due 11/25/2034	26	25
4.388% due 10/25/2033	42	43
4.631% due 05/25/2034	36	34
5.370% due 05/25/2047	894	648

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	252	191
5.225% due 11/25/2035	341	194
6.213% due 08/25/2036	466	299

Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	1,162	1,083

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	65	64

Bear Stearns Structured Products, Inc.
5.563% due 12/26/2046	210	139

CC Mortgage Funding Corp.
0.527% due 07/25/2036	221	121

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	400	417

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	141	124
3.157% due 08/25/2035	146	127

Countrywide Alternative Loan Trust
0.528% due 02/20/2047	419	209
0.542% due 12/20/2046	843	417
0.558% due 03/20/2046	258	135
0.558% due 07/20/2046	752	294
0.627% due 02/25/2037	319	170
0.697% due 05/25/2037	177	86
1.921% due 11/25/2035	74	39
2.461% due 11/25/2035	74	40
5.250% due 06/25/2035	71	56
5.784% due 11/25/2035	718	433
5.998% due 08/25/2036	248	251
6.000% due 04/25/2037	190	123
6.250% due 08/25/2037	79	52
6.500% due 06/25/2036	406	246

Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035	169	97
0.637% due 04/25/2035	52	29
0.667% due 03/25/2035	192	101
0.677% due 02/25/2035	18	13
0.727% due 09/25/2034	20	12
3.385% due 08/25/2034	15	11
3.506% due 11/25/2034	54	46
4.113% due 11/19/2033	98	97
5.250% due 02/20/2036	762	485
5.750% due 12/25/2035	1,434	1,257

Credit Suisse First Boston Mortgage Securities Corp.
2.918% due 08/25/2033	74	71
6.500% due 04/25/2033	3	3

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	256	142

Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	759	419

First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	18	18
2.916% due 12/25/2033	27	26
6.250% due 08/25/2017	54	56

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	27	27

Greenpoint Mortgage Funding Trust
0.617% due 11/25/2045	19	10

GSR Mortgage Loan Trust
2.140% due 03/25/2033	31	30
2.576% due 06/25/2034	19	17
2.943% due 09/25/2035	748	704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.538% due 01/19/2038	$1,945	$1,034
0.718% due 02/19/2034	5	4
1.262% due 12/19/2036	277	120
3.004% due 05/19/2033	63	64

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	598	436

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	166	156

JPMorgan Mortgage Trust
3.359% due 07/25/2035	440	444
3.442% due 07/25/2035	397	386
4.271% due 11/25/2033	37	37
5.017% due 02/25/2035	74	74

MASTR Alternative Loans Trust
0.747% due 03/25/2036	87	29

MASTR Asset Securitization Trust
4.500% due 03/25/2018	28	28

Mellon Residential Funding Corp.
0.790% due 12/15/2030	28	26

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	297

Merrill Lynch Floating Trust
0.888% due 07/09/2021	800	739

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	224	171
0.597% due 08/25/2036	57	36
2.698% due 02/25/2033	28	26

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	17,835	16,090

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	41	28

Residential Accredit Loans, Inc.
0.497% due 02/25/2047	292	128
0.527% due 06/25/2046	738	307
0.557% due 04/25/2046	306	126

Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	83	71
2.744% due 02/25/2034	31	29
5.210% due 09/25/2034	126	115

Structured Asset Mortgage Investments, Inc.
0.537% due 07/25/2046	835	466
0.557% due 05/25/2046	188	98
0.567% due 05/25/2036	860	458
0.567% due 09/25/2047	600	174
0.598% due 07/19/2035	626	526
0.627% due 02/25/2036	1,032	571
0.698% due 03/19/2034	16	14
0.928% due 07/19/2034	8	7

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	1,957	1,906
0.457% due 11/25/2046	339	326

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	431	392

WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	110	85
0.637% due 10/25/2045	5,764	4,492
0.657% due 01/25/2045	18	14
0.667% due 01/25/2045	18	14
0.887% due 12/25/2027	70	63
1.121% due 02/25/2047	780	452
1.821% due 08/25/2042	12	11
2.700% due 06/25/2033	29	28
2.784% due 03/25/2034	108	108
2.829% due 09/25/2033	2,477	2,471
3.109% due 02/27/2034	12	12
3.359% due 07/25/2046	398	277

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.338% due 02/25/2037	$841	$622
5.544% due 11/25/2036	2,014	1,566

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.361% due 07/25/2046	138	63

Wells Fargo Mortgage-Backed Securities Trust
2.980% due 04/25/2036	58	54
4.500% due 11/25/2018	167	170
4.750% due 10/25/2018	94	93
4.807% due 03/25/2036	277	246

		60,981

MUNICIPAL BONDS & NOTES 2.1%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	3,100	3,213

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,557

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	383

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,099

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	287

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	6

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,160	2,357

		8,902

	SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
1.199% due 12/31/2049	58	452

	SHARES	MARKET VALUE (000S)

SLM Corp.
4.021% due 03/15/2017	500	$8
4.071% due 01/16/2018	3,100	51

		511

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
0.000% due 06/01/2017 (h)	$2,600	2,109
0.467% due 03/25/2034	20	20
0.497% due 08/25/2034	12	11
0.547% due 10/27/2037	1,600	1,598
2.627% due 12/01/2034	22	23
2.817% due 11/01/2034	142	149
2.866% due 10/01/2034	11	11
5.040% due 02/01/2021	33	33
5.500% due 03/25/2028 - 05/01/2047	361	378
6.000% due 07/01/2040 - 07/25/2044	7,066	7,666

Freddie Mac
0.580% due 02/15/2019	691	692
0.627% due 09/25/2031	46	44
0.850% due 04/15/2028	569	571
1.621% due 10/25/2044	101	103
2.862% due 02/01/2029	15	15
3.300% due 04/01/2037	130	135
4.500% due 02/15/2017	158	161
5.000% due 03/15/2017	98	101
6.000% due 04/15/2036	898	985

Ginnie Mae
3.125% due 11/20/2024	4	4
6.000% due 09/20/2038	452	488

		15,297

U.S. TREASURY OBLIGATIONS 20.7%

U.S. Treasury Notes
3.125% due 05/15/2019	14,300	14,614
3.375% due 11/15/2019	18,800	19,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 05/15/2020	$9,500	$9,954
3.625% due 08/15/2019 (g)(h)	43,500	46,045

		90,105

Total United States (Cost $335,582)		343,838

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$1,409	1,409

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,440. Repurchase proceeds are $1,409.)

U.S. TREASURY BILLS 0.6%
0.134% due 07/01/2010 - 08/26/2010 (b)(e)(f)(h)	2,320	2,320

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.153% due 07/15/2010(e)	70	70

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.1%
	900,765	9,020

Total Short-Term Instruments (Cost $12,819)		12,819

Total Investments 150.1% (Cost $636,676)		$652,892

Written Options (j) (0.2%) (Premiums $894)		(1,057)

Other Assets and Liabilities (Net) (49.9%)		(216,866)

Net Assets 100.0%		$434,969

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $923 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(f)	Securities with an aggregate market value of $570 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $30,918 at a weighted average interest rate of 0.230%. On June 30, 2010, securities valued at $17,276 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $1,664 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	79	$157
Euro-BTP Italian Government Bond September Futures	Long	09/2010	4	11
Euro-Bund 10-Year Bond September Futures	Long	09/2010	538	441
Japan Government 10-Year Bond September Futures	Long	09/2010	8	120
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2012	107	20

				$749

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.998%		$1,000	$38	$0	$38
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	8.058%		100	25	0	25
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.468%		100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.363%		200	(2)	0	(2)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.363%		500	(6)	0	(6)
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	1.679%		600	13	47	(34)
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	2.086%		1,100	(7)	0	(7)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	2.086%		600	(5)	0	(5)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	2.224%		700	(1)	0	(1)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	2.224%		300	(2)	0	(2)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	1.127%		1,000	24	0	24
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	1.533%		2,000	26	0	26
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.672%		1,500	37	7	30
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.960%		200	(1)	0	(1)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.084%		5,900	17	266	(249)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.713%		1,000	32	36	(4)
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.531%		1,200	23	16	7
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.713%		3,800	123	41	82
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.155%		4,700	323	(3)	326
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	2.134%		100	(8)	3	(11)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.830%		2,000	117	0	117
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	2.134%	EUR	6,600	(674)	247	(921)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.788%		$1,000	58	63	(5)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.757%		1,000	104	0	104
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.916%		200	4	0	4
Covidien International Finance S.A.	BOA	(1.000%	)	12/20/2017	0.689%		9,600	(205)	(332)	127
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.284%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.920%		2,000	(6)	46	(52)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.548%		200	(5)	0	(5)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	3.075%		4,500	471	471	0
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.517%		800	(44)	0	(44)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.502%		1,000	15	0	15
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.681%		1,500	(78)	0	(78)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	6.057%		200	19	0	19
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	6.029%		9,500	178	772	(594)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	6.057%		200	19	0	19
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	18.951%		200	44	0	44
JPMorgan Chase & Co.	BOA	(1.000%	)	03/20/2018	1.374%		1,200	30	9	21
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.129%		700	19	0	19
JPMorgan Chase & Co.	DUB	(1.000%	)	03/20/2018	1.374%		500	13	1	12
JPMorgan Chase & Co.	GSC	(1.000%	)	03/20/2018	1.374%		1,500	38	24	14
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	1.381%		200	11	0	11
KB Home	DUB	(5.000%	)	03/20/2015	5.606%		1,200	27	(93)	120
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.756%		2,000	206	0	206
Ltd Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.457%		1,000	(25)	0	(25)
Macy's Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	2.193%		1,800	120	176	(56)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	1.192%		1,000	24	0	24
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	1.192%		1,000	21	0	21
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.778%		200	20	0	20
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	1.187%		10,800	46	71	(25)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.097%		1,000	28	0	28
Morgan Stanley	DUB	(1.850%	)	09/20/2018	2.677%		500	26	0	26
Morgan Stanley	RBS	(0.320%	)	12/20/2016	2.690%		200	26	0	26
Motorola, Inc.	BCLY	(1.000%	)	12/20/2011	0.220%		1,400	(17)	51	(68)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.365%		11,090	(177)	411	(588)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.655%		7,800	336	90	246
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.682%		1,800	75	0	75
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	1.322%		500	(16)	0	(16)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.411%		1,000	(2)	0	(2)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.466%		1,000	(61)	0	(61)
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.316%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.138%		1,000	3	0	3
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.472%	GBP	1,000	0	0	0
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	2.489%		$3,100	(136)	(141)	5
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	2.489%		8,400	209	459	(250)
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	4.508%		200	34	0	34
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	0.881%		200	(2)	0	(2)
Time Warner, Inc.	BOA	(0.310%	)	12/20/2011	0.304%		200	0	0	0
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.633%		4,000	89	136	(47)
UBS AG	BCLY	(2.250%	)	03/20/2014	1.427%	EUR	800	(29)	0	(29)
UBS AG	BNP	(2.980%	)	03/20/2019	1.580%		$100	(10)	0	(10)
UBS AG	BOA	(2.280%	)	06/20/2018	1.574%		1,300	(63)	0	(63)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	DUB	(1.000%	)	12/20/2017	1.569%		$8,000	$290	$40	$250
UST LLC	GSC	(0.720%	)	03/20/2018	0.313%		1,000	(29)	0	(29)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	1.037%		300	(6)	0	(6)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	1.037%		300	(7)	0	(7)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	1.037%		300	(7)	0	(7)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.327%		100	(1)	0	(1)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.361%	GBP	1,000	(221)	0	(221)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.790%		$100	2	0	2

								$1,549	$2,914	$(1,365)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.596%		$1,400	$26	$23	$3
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%	EUR	100	(20)	(15)	(5)
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%		$500	(10)	8	(18)
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%		1,100	(22)	9	(31)
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%		200	(4)	3	(7)
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%		300	(6)	2	(8)
China Government International Bond	BCLY	0.850%	12/20/2014	0.805%		1,600	3	0	3
China Government International Bond	JPM	0.820%	12/20/2014	0.805%		300	0	0	0
China Government International Bond	RBS	0.810%	12/20/2014	0.805%		2,400	1	0	1
China Government International Bond	RBS	0.815%	12/20/2014	0.805%		1,000	1	0	1
HSBC Finance Corp.	GSC	5.000%	06/20/2012	1.801%		1,000	63	12	51
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%		5,100	(25)	(51)	26
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.804%		7,500	(56)	(82)	26
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		2,300	(3)	(5)	2
SLM Corp.	CITI	5.000%	06/20/2011	3.958%		1,200	14	(228)	242

							$(38)	$(324)	$286

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$11,422	$615	$34	$581
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017	871	47	22	25
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	3,098	146	13	133
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,839	86	69	17
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	2,420	8	(82)	90
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	2	(7)	9
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	6,250	11	135	(124)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	6,448	113	298	(185)
CDX.IG-13 5-Year Index	DUB	(1.000%	)	12/20/2014	11,500	49	(23)	72

						$1,077	$459	$618

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$483	$(274)	$(145)	$(129)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	490	(230)	(149)	(81)

					$(504)	$(294)	$(210)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$23	$1	$22
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	15	0	15
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	63,000	234	256	(22)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	GSC	CAD	8,000	168	(8)	176
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	MLP		10,800	227	0	227
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	RBS		21,900	460	(4)	464
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	BNP	AUD	4,100	94	40	54
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	DUB		19,800	455	(48)	503
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		9,700	216	(24)	240
Pay	6-Month EUR-LIBOR	3.000%	09/15/2015	MSC	EUR	10,900	522	379	143
Pay	6-Month GBP-LIBOR	2.000%	09/21/2012	MSC	GBP	40,400	59	0	59
Pay	6-Month GBP-LIBOR	3.500%	12/17/2013	GSC		16,400	1,285	160	1,125

							$3,758	$752	$3,006

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar September Futures	$97.375	09/10/2010	590	$201	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$131	$17
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		$3,500	21	99
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		3,500	35	3
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	150
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		3,800	10	89
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		3,800	19	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		4,000	20	161
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		4,000	27	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		5,400	13	126
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		5,400	32	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,600	6	41
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,600	9	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		1,800	12	42
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		7,800	56	313
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		9,600	50	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		10,000	74	4

								$600	$1,046

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$2,400	$63	$5
Call - OTC USD versus KRW		1,500.000	09/03/2010	1,000	26	2

					$89	$7

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	RBS	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/07/2010	$1,000	$4	$0

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2009	194	$94,100	EUR 17,100	$1,342
Sales	1,275	123,900	19,400	1,377
Closing Buys	(879)	(118,500)	(19,400)	(1,711)
Expirations	0	(6,400)	0	(73)
Exercised	0	(11,300)	0	(41)

Balance at 06/30/2010	590	$81,800	EUR 17,100	$894

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	12/01/2040	$52,000	$54,746	$54,827
Fannie Mae	5.500%	07/01/2040	38,000	40,604	40,791

				$95,350	$95,618

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,456	07/2010	JPM	$100	$0	$100
Buy	BRL	2,236	08/2010	GSC	3	0	3
Sell		2,236	08/2010	RBS	0	(31)	(31)
Sell	CAD	404	07/2010	CITI	1	0	1
Sell		2,600	07/2010	RBS	98	0	98
Buy		13,648	07/2010	UBS	0	(750)	(750)
Buy	CNY	44,970	06/2011	BCLY	0	(70)	(70)
Buy		9,648	01/2015	DUB	0	(45)	(45)
Buy	DKK	14,095	09/2010	CITI	0	(20)	(20)
Buy	EUR	60,432	07/2010	BCLY	0	(372)	(372)
Sell		850	07/2010	BOA	9	0	9
Buy		213	07/2010	CITI	0	(1)	(1)
Sell		1,849	07/2010	CITI	30	0	30
Buy		1,502	07/2010	JPM	0	(27)	(27)
Buy		1,316	07/2010	RBS	0	(7)	(7)
Sell		62,898	07/2010	RBS	0	(324)	(324)
Buy		858	07/2010	UBS	0	(8)	(8)
Buy		5,376	08/2010	CITI	0	(61)	(61)
Buy		62,898	08/2010	RBS	0	0	0
Buy	GBP	12,851	09/2010	BOA	154	0	154
Sell	INR	64,778	11/2010	BCLY	48	0	48
Buy		64,778	11/2010	HSBC	0	(24)	(24)
Buy		139	03/2011	BCLY	0	0	0
Buy		163	03/2011	HSBC	0	0	0
Buy		169	03/2011	JPM	0	0	0
Sell		663	03/2011	JPM	0	0	0
Buy		192	03/2011	UBS	0	0	0
Buy	JPY	1,869,560	07/2010	BOA	728	0	728
Buy		252,844	07/2010	CITI	7	0	7
Sell		252,844	07/2010	CITI	0	(7)	(7)
Buy		109,777	07/2010	CSFB	43	0	43
Buy		143,000	07/2010	JPM	3	0	3
Buy		109,844	07/2010	UBS	40	0	40
Buy	KRW	3,214,023	07/2010	BCLY	0	(105)	(105)
Sell		6,810,863	07/2010	BCLY	280	0	280
Buy		3,867	07/2010	CITI	0	0	0
Sell		1,574	07/2010	DUB	0	0	0
Buy		3,595,840	07/2010	JPM	0	(260)	(260)
Sell		1,294	07/2010	MSC	0	0	0
Buy		3,098	08/2010	BCLY	0	0	0
Sell		3,098	08/2010	MSC	0	0	0
Sell		3,215,197	11/2010	BCLY	108	0	108
Sell		2,754	11/2010	BOA	0	0	0
Sell		4,849	11/2010	CITI	0	0	0
Buy		3,222,800	11/2010	HSBC	0	(171)	(171)
Buy	MYR	38	10/2010	CITI	1	0	1
Buy		22	10/2010	DUB	0	0	0
Buy	NOK	31,157	09/2010	CITI	0	(79)	(79)
Sell		35,043	09/2010	CSFB	12	0	12
Sell	PHP	23	11/2010	BCLY	0	0	0

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PHP	23	11/2010	CITI	$0	$0	$0
Buy		46	11/2010	DUB	0	0	0
Buy	SEK	16,972	09/2010	CITI	0	(1)	(1)
Buy	SGD	1,054	09/2010	BCLY	2	0	2
Buy		900	09/2010	DUB	2	0	2
Sell		11	09/2010	JPM	0	0	0
Buy		102	09/2010	RBS	0	(1)	(1)
Sell	TWD	17	10/2010	BCLY	0	0	0
Sell		49	10/2010	CITI	0	0	0
Sell		116	01/2011	DUB	0	0	0
Sell		70	01/2011	JPM	0	0	0
Sell		109	01/2011	MSC	0	0	0
Sell		59	01/2011	UBS	0	0	0
Buy	ZAR	97	07/2010	BCLY	0	0	0
Sell		97	07/2010	BCLY	0	0	0
Buy		97	10/2010	BCLY	0	0	0

					$1,669	$(2,364)	$(695)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$9,938	$0	$9,938
Bermuda	0	700	0	700
Canada	0	2,992	0	2,992
Denmark	0	9,265	0	9,265
France	0	3,153	0	3,153
Germany	0	5,810	0	5,810
Ireland	0	1,050	0	1,050
Italy	0	21,351	0	21,351
Japan
Sovereign Issues	0	153,686	0	153,686
Jersey, Channel Islands	0	6,181	0	6,181
Luxembourg	0	11,166	0	11,166
Mexico	0	2,062	0	2,062
Netherlands	0	14,964	0	14,964
New Zealand	0	1,664	0	1,664
Norway	0	6,218	0	6,218
Russia	0	1,608	0	1,608
South Korea	0	3,982	0	3,982
Spain	0	3,527	0	3,527
Switzerland	0	10,981	0	10,981
United Arab Emirates	0	2,181	0	2,181
United Kingdom	0	23,756	0	23,756
United States
Asset-Backed Securities	0	13,987	0	13,987
Bank Loan Obligations	0	2,342	0	2,342
Corporate Bonds & Notes	0	151,713	0	151,713
Mortgage-Backed Securities	0	60,981	0	60,981
Municipal Bonds & Notes	0	8,902	0	8,902
Preferred Stocks	0	59	452	511
U.S. Government Agencies	0	15,297	0	15,297
U.S. Treasury Obligations	0	90,105	0	90,105
Short-Term Instruments	9,020	3,799	0	12,819

Investments, at value	$9,020	$643,420	$452	$652,892
Short Sales, at value	$0	$(95,618)	$0	$(95,618)
Financial Derivative Instruments (3)	$749	$583	$0	$1,332

Totals	$9,769	$548,385	$452	$558,606

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
United Kingdom	$2,954	$0	$0	$0	$101	$0	$(3,055)	$0	$0
United States
Preferred Stocks	515	0	0	0	(63)	0	0	452	(63)
U.S. Government Agencies	1,520	0	2	0	76	0	(1,598)	0	0

Investments, at value	$4,989	$0	$2	$0	$114	$0	$(4,653)	$452	$(63)
Financial Derivative Instruments (3)	$(4)	$0	$0	$0	$4	$0	$0	$0	$4

Totals	$4,985	$0	$2	$0	$118	$0	$(4,653)	$452	$(59)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$180	$0	$0	$0	$0	$180
Unrealized appreciation on foreign currency contracts	0	1,669	0	0	0	1,669
Unrealized appreciation on swap agreements	3,027	0	3,454	0	0	6,481

	$3,207	$1,669	$3,454	$0	$0	$8,330

Liabilities:
Written options outstanding	$1,050	$7	$0	$0	$0	$1,057
Variation margin payable (2)	4	0	0	0	0	4
Unrealized depreciation on foreign currency contracts	0	2,364	0	0	0	2,364
Unrealized depreciation on swap agreements	22	0	4,124	0	0	4,146

	$1,076	$2,371	$4,124	$0	$0	$7,571

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$9,561	$73	$(1,246)	$0	$0	$8,388
Net realized (loss) on foreign currency transactions	0	(16,923)	0	0	0	(16,923)

	$9,561	$(16,850)	$(1,246)	$0	$0	$(8,535)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$3,765	$(74)	$2,494	$0	$0	$6,185
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	2,922	0	0	0	2,922

	$3,765	$2,848	$2,494	$0	$0	$9,107

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $749 as reported in the Notes to Schedule of Investments.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which

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Notes to Financial Statements  (Cont.)

do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon

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implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an

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Notes to Financial Statements  (Cont.)

indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of

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securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to

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Notes to Financial Statements  (Cont.)

average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$71,232	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 6,507	$173,910	$171,400	$0	$9,020	$10	$2

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,308,900	$1,224,101	$207,900	$177,601

26	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	76	$966	191	$2,431
Administrative Class	8,684	111,300	22,282	285,875
Advisor Class	722	9,225	887	11,454
Issued as reinvestment of distributions
Institutional Class	4	47	25	320
Administrative Class	559	7,162	4,311	56,364
Advisor Class	19	242	112	1,470
Cost of shares redeemed
Institutional Class	(38)	(485)	(92)	(1,131)
Administrative Class	(19,515)	(250,722)	(8,650)	(110,047)
Advisor Class	(30)	(382)	(105)	(1,359)
Net increase (decrease) resulting from Portfolio share transactions	(9,519)	$(122,647)	18,961	$245,377

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	3	85
Advisor Class	2	100

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$32,067	$ (15,851)	$16,216

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust

28	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS29 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

United States	52.7%
Japan	23.5%
United Kingdom	3.6%
Italy	3.3%
Short-Term Instruments	2.0%
Other	14.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (10/31/06)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	2.45%	14.62%	7.47%
JPMorgan GBI Global FX NY Index Unhedged in USD±	0.23%	4.23%	6.92%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Advisor Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,024.53	$1,019.84
Expenses Paid During Period†	$5.02	$5.01

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. contributed to performance as yields declined in the latter part of the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from performance as yields declined in these countries during the latter part of the reporting period.

»	A curve-steepening bias in the U.S. and core Eurozone countries (such as Germany) detracted from performance as yield curves flattened in these regions during the latter part of the reporting period.

»	An underweight to the euro and the pound sterling for most of the period contributed to performance as both currencies underperformed during the reporting period.

»	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance as these securities experienced price appreciation during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	10/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$12.72	$12.25	$12.78	$12.06	$12.09
Net investment income (a)	0.20	0.46	0.49	0.40	0.07
Net realized/unrealized gain (loss) on investments	0.11	1.59	(0.60)	0.74	(0.04)
Total income (loss) from investment operations	0.31	2.05	(0.11)	1.14	0.03
Dividends from net investment income	(0.16)	(0.39)	(0.42)	(0.39)	(0.06)
Distributions from net realized capital gains	0.00	(1.19)	0.00	(0.03)	0.00
Total distributions	(0.16)	(1.58)	(0.42)	(0.42)	(0.06)
Net asset value end of year or period	$12.87	$12.72	$12.25	$12.78	$12.06
Total return	2.45%	16.72%	(0.94)%	9.61%	0.28%
Net assets end of year or period (000s)	$24,472	$15,149	$3,645	$11	$10
Ratio of expenses to average net assets	1.00%*	1.00%	1.12%	1.00%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%*
Ratio of net investment income to average net assets	3.17%*	3.55%	4.01%	3.25%	3.08%*
Portfolio turnover rate	238%	624%	661%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$642,463
Investments in Affiliates, at value	9,020
Repurchase agreements, at value	1,409
Cash	11
Foreign currency, at value	4,094
Receivable for investments sold	230,908
Receivable for investments in Affiliates sold	1,000
Receivable for investments sold on a delayed-delivery basis	9,113
Receivable for Portfolio shares sold	520
Interest and dividends receivable	5,528
Dividends receivable from Affiliates	2
Variation margin receivable	180
Swap premiums paid	4,995
Unrealized appreciation on foreign currency contracts	1,669
Unrealized appreciation on swap agreements	6,481
917,393

Liabilities:
Payable for reverse repurchase agreements	$16,976
Payable for investments purchased	149,317
Payable for investments in Affiliates purchased	2
Payable for investments purchased on a delayed-delivery basis	69,208
Payable for Portfolio shares redeemed	137,430
Payable for short sales	95,618
Written options outstanding	1,057
Deposits from counterparty	4,404
Accrued related party fees	405
Variation margin payable	4
Swap premiums received	1,488
Unrealized depreciation on foreign currency contracts	2,364
Unrealized depreciation on swap agreements	4,146
Other liabilities	5
482,424

Net Assets	$434,969

Net Assets Consist of:
Paid in capital	$429,991
(Overdistributed) net investment income	(3,030)
Accumulated undistributed net realized (loss)	(10,490)
Net unrealized appreciation	18,498
$434,969

Net Assets:
Institutional Class	$3,712
Administrative Class	406,785
Advisor Class	24,472

Shares Issued and Outstanding:
Institutional Class	289
Administrative Class	31,618
Advisor Class	1,902

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.87
Administrative Class	12.87
Advisor Class	12.87

Cost of Investments Owned	$626,247
Cost of Investments in Affiliates Owned	$9,020
Cost of Repurchase Agreements Owned	$1,409
Cost of Foreign Currency Held	$4,103
Proceeds Received on Short Sales	$95,350
Premiums Received on Written Options	$894

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$11,681
Dividends	14
Dividends from Affiliate investments	10
Total Income	11,705

Expenses:
Investment advisory fees	697
Supervisory and administrative fees	1,394
Servicing fees – Administrative Class	402
Distribution and/or servicing fees – Advisor Class	23
Trustees' fees	5
Interest expense	10
Total Expenses	2,531

Net Investment Income	9,174

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(944)
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts, written options and swaps	8,388
Net realized (loss) on foreign currency transactions	(17,447)
Net change in unrealized appreciation on investments	5,399
Net change in unrealized appreciation on futures contracts, written options and swaps	6,185
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,288
Net Gain	4,871

Net Increase in Net Assets Resulting from Operations	$14,045

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$9,174	$14,703
Net realized gain (loss)	(10,003)	33,202
Net realized gain on Affiliate investments	2	21
Net capital gain distributions received from Underlying Funds	0	17,356
Net change in unrealized appreciation	14,872	0
Net increase resulting from operations	14,045	65,282

Distributions to Shareholders:
From net investment income
Institutional Class	(47)	(69)
Administrative Class	(7,162)	(12,213)
Advisor Class	(242)	(251)
From net realized capital gains
Institutional Class	0	(251)
Administrative Class	0	(44,151)
Advisor Class	0	(1,219)

Total Distributions	(7,451)	(58,154)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	966	2,431
Administrative Class	111,300	285,875
Advisor Class	9,225	11,454
Issued as reinvestment of distributions
Institutional Class	47	320
Administrative Class	7,162	56,364
Advisor Class	242	1,470
Cost of shares redeemed
Institutional Class	(485)	(1,131)
Administrative Class	(250,722)	(110,047)
Advisor Class	(382)	(1,359)
Net increase (decrease) resulting from Portfolio share transactions	(122,647)	245,377

Total Increase (Decrease) in Net Assets	(116,053)	252,505

Net Assets:
Beginning of period	551,022	298,517
End of period*	$434,969	$551,022

*Including (overdistributed) net investment income of:	$(3,030)	$(4,753)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Global Bond Portfolio (Unhedged)

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.3%

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,396

Medallion Trust
0.627% due 05/25/2035		$431	415

National Australia Bank Ltd.
0.765% due 06/29/2016		600	579
4.250% due 03/26/2012	AUD	1,400	1,165

Puma Finance Ltd.
0.548% due 02/21/2038		$385	361
4.878% due 08/22/2037	AUD	465	381
5.220% due 07/12/2036		135	110

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,159

Superannuation Members Home Loans Global Fund
0.694% due 11/09/2035		$2,930	2,832

Swan Trust
0.501% due 05/12/2037		447	438
5.023% due 05/12/2037	AUD	615	503

Torrens Trust
5.160% due 10/19/2038		724	599

Total Australia (Cost $9,509)			9,938

BERMUDA 0.2%

Merna Reinsurance Ltd.
0.940% due 07/07/2010		$700	700

Total Bermuda (Cost $700)			700

CANADA 0.7%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,548

Canada Government Bond
2.500% due 06/01/2015		400	379

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,065

Total Canada (Cost $2,812)			2,992

DENMARK 2.1%

Denmark Government International Bond
4.000% due 11/15/2019	DKK	30,700	5,608
4.500% due 11/15/2039		18,000	3,657

Total Denmark (Cost $9,668)			9,265

FRANCE 0.7%

Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,075

Vivendi S.A.
5.750% due 04/04/2013		900	966
6.625% due 04/04/2018		100	112

Total France (Cost $2,965)			3,153

GERMANY 1.3%

Driver One GmbH
0.543% due 10/21/2015	EUR	339	411

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	2,964

Republic of Germany
5.500% due 01/04/2031		1,500	2,435

Total Germany (Cost $5,962)			5,810

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.2%

Immeo Residential Finance PLC
0.879% due 12/15/2016	EUR	902	$952

SC Germany Auto
0.506% due 08/11/2015		81	98

Total Ireland (Cost $1,432)			1,050

ITALY 4.9%

Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014	EUR	16,400	20,602

Locat Securitisation Vehicle SRL
0.878% due 12/12/2028		467	548

Siena Mortgages SpA
0.950% due 12/16/2038		78	95

Split SRL
0.784% due 10/25/2018		89	106

Total Italy (Cost $25,216)			21,351

JAPAN 35.3%

SOVEREIGN ISSUES 35.3%

Japan Government International Bond
1.500% due 09/20/2018	JPY	1,230,000	14,698
1.700% due 03/20/2017		10,550,000	128,428
1.800% due 06/20/2017		730,000	8,947
2.400% due 03/20/2034		130,000	1,613

Total Japan (Cost $142,277)			153,686

JERSEY, CHANNEL ISLANDS 1.4%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	3,775	4,593

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,588

Total Jersey, Channel Islands (Cost $6,229)			6,181

LUXEMBOURG 2.6%

Covidien International Finance S.A.
6.000% due 10/15/2017		$9,600	11,166

Total Luxembourg (Cost $10,467)			11,166

MEXICO 0.5%

America Movil SAB de C.V.
3.625% due 03/30/2015		$2,000	2,062

Total Mexico (Cost $1,996)			2,062

NETHERLANDS 3.4%

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	9,815

Rabobank Nederland NV
4.750% due 01/15/2020		$5,000	5,149

Total Netherlands (Cost $15,302)			14,964

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,664

Total New Zealand (Cost $1,500)			1,664

NORWAY 1.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	$5,339

Total Norway (Cost $6,504)			6,218

RUSSIA 0.4%

Gaz Capital S.A. for Gazprom
8.146% due 04/11/2018		$300	329

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		1,100	1,279

Total Russia (Cost $1,466)			1,608

SOUTH KOREA 0.9%

Export-Import Bank of Korea
4.125% due 09/09/2015		$500	509
5.750% due 05/22/2013	EUR	500	649
5.875% due 01/14/2015		$2,600	2,824

Total South Korea (Cost $4,068)			3,982

SPAIN 0.8%

Bancaja Fondo de Titulizacion de Activos
0.754% due 10/25/2037	EUR	128	129

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		$3,500	3,398

Total Spain (Cost $3,679)			3,527

SWITZERLAND 2.5%

UBS AG
5.750% due 04/25/2018		$1,900	1,965
5.875% due 12/20/2017		8,500	9,016

Total Switzerland (Cost $10,648)			10,981

UNITED ARAB EMIRATES 0.5%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,181

Total United Arab Emirates (Cost $2,105)			2,181

UNITED KINGDOM 5.5%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,200	1,562

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,112
10.179% due 06/12/2021		2,120	2,660

BP Capital Markets PLC
0.667% due 04/11/2011		400	383
4.250% due 01/10/2011	EUR	100	121

HBOS PLC
6.750% due 05/21/2018		$800	750

LBG Capital No.1 PLC
8.500% due 12/29/2049		1,200	942

Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	868
12.000% due 12/29/2049		2,100	2,113

Permanent Financing PLC
0.843% due 09/10/2032	EUR	600	729

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		$3,200	1,848

Smiths Group PLC
7.875% due 07/12/2010	GBP	1,000	1,496

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	207

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Kingdom Gilt
4.750% due 12/07/2038	GBP	5,400	$8,860

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	105

Total United Kingdom (Cost $23,770)			23,756

UNITED STATES 79.1%

ASSET-BACKED SECURITIES 3.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$175	174

Accredited Mortgage Loan Trust
0.397% due 02/25/2037		70	69

Amortizing Residential Collateral Trust
0.927% due 07/25/2032		1	1
1.047% due 10/25/2031		2	1

Asset-Backed Funding Certificates
0.407% due 01/25/2037		71	70

Capital Auto Receivables Asset Trust
1.800% due 10/15/2012		672	677

Carrington Mortgage Loan Trust
0.397% due 12/25/2036		278	251

Conseco Finance Securitizations Corp.
6.990% due 07/01/2032		2,599	2,658

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		156	153
0.397% due 08/25/2037		186	179

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		1	1

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		111	100

Denver Arena Trust
6.940% due 11/15/2019		124	111

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		361	363

Fremont Home Loan Trust
0.397% due 10/25/2036		11	11

GSAMP Trust
0.447% due 01/25/2047		53	52

Home Equity Mortgage Trust
4.605% due 01/25/2037		203	26

Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		614	609

JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036		134	128

Morgan Stanley ABS Capital I
1.147% due 07/25/2037		3,662	3,308

Nelnet Student Loan Trust
0.548% due 12/27/2016		643	642
0.846% due 04/27/2015		187	188

SACO I, Inc.
0.407% due 05/25/2036		22	17
0.547% due 04/25/2035		9	4

Securitized Asset-Backed Receivables LLC Trust
0.397% due 12/25/2036		93	88

SLC Student Loan Trust
0.987% due 06/15/2017		800	801

SLM Student Loan Trust
0.316% due 10/25/2016		121	121
0.396% due 04/26/2021		1,207	1,203
0.737% due 12/17/2018		134	134
0.816% due 10/25/2017		1,600	1,600

Structured Asset Securities Corp.
0.747% due 05/25/2034		10	9
1.843% due 04/25/2035		35	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		$2	$2

Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036		199	123

Wells Fargo Home Equity Trust
0.577% due 10/25/2035		33	32
0.597% due 12/25/2035		57	56

			13,987

BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		1,500	1,463

DaVita, Inc.
1.790% due 10/05/2012		53	52
1.800% due 10/05/2012		132	129
1.850% due 10/05/2012		645	630
1.860% due 10/05/2012		70	68

			2,342

CORPORATE BONDS & NOTES 34.9%

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,251

American Express Co.
7.000% due 03/19/2018		1,500	1,734

American Express Credit Corp.
5.875% due 05/02/2013		200	219

American General Finance Corp.
6.900% due 12/15/2017		100	80

American International Group, Inc.
0.639% due 03/20/2012		400	386
5.750% due 03/15/2067	GBP	800	687
8.000% due 05/22/2038	EUR	1,700	1,549
8.175% due 05/15/2068		$1,600	1,276
8.250% due 08/15/2018		100	102

AutoZone, Inc.
5.875% due 10/15/2012		100	108

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	100	102

Bank of America Corp.
4.000% due 03/28/2018	EUR	500	567
5.650% due 05/01/2018		$100	103

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,113
7.250% due 02/01/2018		1,300	1,521

Block Financial LLC
7.875% due 01/15/2013		2,000	2,224

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,540
6.400% due 06/15/2016		200	210

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,754

Caterpillar Financial Services Corp.
1.287% due 06/24/2011		1,600	1,612

CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,696

CIT Group, Inc.
7.000% due 05/01/2013		433	417
7.000% due 05/01/2014		500	473
7.000% due 05/01/2015		199	185
7.000% due 05/01/2016		333	305
7.000% due 05/01/2017		466	421

Citigroup, Inc.
3.625% due 11/30/2017	EUR	9,600	10,410
4.750% due 05/31/2017		100	111
4.750% due 02/10/2019		200	224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018		$1,600	$1,673
8.125% due 07/15/2039		800	959

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,086

CMS Energy Corp.
1.253% due 01/15/2013		200	190

CNA Financial Corp.
6.000% due 08/15/2011		200	206

Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016		1,274	1,369

Countrywide Financial Corp.
5.800% due 06/07/2012		2,650	2,788

CSX Corp.
6.300% due 03/15/2012		200	215

Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,105

DaVita, Inc.
6.625% due 03/15/2013		467	470

DR Horton, Inc.
6.000% due 04/15/2011		200	206
6.500% due 04/15/2016		4,500	4,365

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	311

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	103

Erac USA Finance LLC
5.800% due 10/15/2012		800	864

FPL Group Capital, Inc.
1.419% due 06/17/2011		600	604

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,044

Goldman Sachs Group, Inc.
1.135% due 09/29/2014		600	566
5.375% due 02/15/2013	EUR	200	256

Harris Corp.
5.950% due 12/01/2017		$1,500	1,675

International Lease Finance Corp.
1.084% due 07/06/2010	EUR	2,000	2,452
5.350% due 03/01/2012		$200	190
5.400% due 02/15/2012		200	190
5.550% due 09/05/2012		9,500	8,978

iStar Financial, Inc.
5.150% due 03/01/2012		200	166

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	189

KB Home
5.875% due 01/15/2015		$1,200	1,074

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	208
6.875% due 05/02/2018 (a)		800	167

Ltd Brands, Inc.
6.900% due 07/15/2017		1,000	1,008

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,814

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,117

Masco Corp.
6.125% due 10/03/2016		200	194

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,335

Merrill Lynch & Co., Inc.
1.268% due 09/14/2018	EUR	100	99
6.875% due 04/25/2018		$1,500	1,604

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding I
0.787% due 03/15/2012		$900	$889
5.125% due 04/10/2013		1,300	1,407

Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,022

Morgan Stanley
0.783% due 10/15/2015		1,000	894
1.041% due 04/13/2016	EUR	700	717
6.625% due 04/01/2018		$1,600	1,681

Motorola, Inc.
5.375% due 11/15/2012		11,090	11,701
8.000% due 11/01/2011		1,300	1,396

Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,315

Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	541

Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,095

Pricoa Global Funding I
0.667% due 06/26/2012		900	879

Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	866

Sara Lee Corp.
6.250% due 09/15/2011		200	212

Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,047

Sprint Capital Corp.
8.375% due 03/15/2012		11,500	12,118

Sprint Nextel Corp.
6.000% due 12/01/2016		200	180

Time Warner, Inc.
5.500% due 11/15/2011		200	211

Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,095

United Airlines, Inc.
10.400% due 11/01/2016		1,364	1,467

UST LLC
5.750% due 03/01/2018		1,000	1,043

Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,400	2,459

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,258

			151,713

MORTGAGE-BACKED SECURITIES 14.0%

Adjustable Rate Mortgage Trust
2.856% due 09/25/2035		$45	33

American Home Mortgage Assets
0.537% due 05/25/2046		563	303
0.557% due 10/25/2046		750	380

Banc of America Funding Corp.
4.360% due 02/20/2036		863	788
5.888% due 04/25/2037		794	545
5.942% due 10/20/2046		411	271

Banc of America Mortgage Securities, Inc.
2.943% due 05/25/2035		4,900	3,818

BCAP LLC Trust
0.517% due 01/25/2037		664	344

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035		280	267
2.560% due 08/25/2035		7,511	7,103
2.704% due 08/25/2033		45	44
2.760% due 03/25/2035		385	357
2.934% due 03/25/2035		118	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.046% due 05/25/2034	$117	$108
4.069% due 11/25/2034	26	25
4.388% due 10/25/2033	42	43
4.631% due 05/25/2034	36	34
5.370% due 05/25/2047	894	648

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	252	191
5.225% due 11/25/2035	341	194
6.213% due 08/25/2036	466	299

Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	1,162	1,083

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	65	64

Bear Stearns Structured Products, Inc.
5.563% due 12/26/2046	210	139

CC Mortgage Funding Corp.
0.527% due 07/25/2036	221	121

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	400	417

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	141	124
3.157% due 08/25/2035	146	127

Countrywide Alternative Loan Trust
0.528% due 02/20/2047	419	209
0.542% due 12/20/2046	843	417
0.558% due 03/20/2046	258	135
0.558% due 07/20/2046	752	294
0.627% due 02/25/2037	319	170
0.697% due 05/25/2037	177	86
1.921% due 11/25/2035	74	39
2.461% due 11/25/2035	74	40
5.250% due 06/25/2035	71	56
5.784% due 11/25/2035	718	433
5.998% due 08/25/2036	248	251
6.000% due 04/25/2037	190	123
6.250% due 08/25/2037	79	52
6.500% due 06/25/2036	406	246

Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035	169	97
0.637% due 04/25/2035	52	29
0.667% due 03/25/2035	192	101
0.677% due 02/25/2035	18	13
0.727% due 09/25/2034	20	12
3.385% due 08/25/2034	15	11
3.506% due 11/25/2034	54	46
4.113% due 11/19/2033	98	97
5.250% due 02/20/2036	762	485
5.750% due 12/25/2035	1,434	1,257

Credit Suisse First Boston Mortgage Securities Corp.
2.918% due 08/25/2033	74	71
6.500% due 04/25/2033	3	3

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	256	142

Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	759	419

First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	18	18
2.916% due 12/25/2033	27	26
6.250% due 08/25/2017	54	56

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	27	27

Greenpoint Mortgage Funding Trust
0.617% due 11/25/2045	19	10

GSR Mortgage Loan Trust
2.140% due 03/25/2033	31	30
2.576% due 06/25/2034	19	17
2.943% due 09/25/2035	748	704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.538% due 01/19/2038	$1,945	$1,034
0.718% due 02/19/2034	5	4
1.262% due 12/19/2036	277	120
3.004% due 05/19/2033	63	64

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	598	436

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	166	156

JPMorgan Mortgage Trust
3.359% due 07/25/2035	440	444
3.442% due 07/25/2035	397	386
4.271% due 11/25/2033	37	37
5.017% due 02/25/2035	74	74

MASTR Alternative Loans Trust
0.747% due 03/25/2036	87	29

MASTR Asset Securitization Trust
4.500% due 03/25/2018	28	28

Mellon Residential Funding Corp.
0.790% due 12/15/2030	28	26

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	297

Merrill Lynch Floating Trust
0.888% due 07/09/2021	800	739

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	224	171
0.597% due 08/25/2036	57	36
2.698% due 02/25/2033	28	26

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	17,835	16,090

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	41	28

Residential Accredit Loans, Inc.
0.497% due 02/25/2047	292	128
0.527% due 06/25/2046	738	307
0.557% due 04/25/2046	306	126

Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	83	71
2.744% due 02/25/2034	31	29
5.210% due 09/25/2034	126	115

Structured Asset Mortgage Investments, Inc.
0.537% due 07/25/2046	835	466
0.557% due 05/25/2046	188	98
0.567% due 05/25/2036	860	458
0.567% due 09/25/2047	600	174
0.598% due 07/19/2035	626	526
0.627% due 02/25/2036	1,032	571
0.698% due 03/19/2034	16	14
0.928% due 07/19/2034	8	7

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	1,957	1,906
0.457% due 11/25/2046	339	326

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	431	392

WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	110	85
0.637% due 10/25/2045	5,764	4,492
0.657% due 01/25/2045	18	14
0.667% due 01/25/2045	18	14
0.887% due 12/25/2027	70	63
1.121% due 02/25/2047	780	452
1.821% due 08/25/2042	12	11
2.700% due 06/25/2033	29	28
2.784% due 03/25/2034	108	108
2.829% due 09/25/2033	2,477	2,471
3.109% due 02/27/2034	12	12
3.359% due 07/25/2046	398	277

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.338% due 02/25/2037	$841	$622
5.544% due 11/25/2036	2,014	1,566

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.361% due 07/25/2046	138	63

Wells Fargo Mortgage-Backed Securities Trust
2.980% due 04/25/2036	58	54
4.500% due 11/25/2018	167	170
4.750% due 10/25/2018	94	93
4.807% due 03/25/2036	277	246

		60,981

MUNICIPAL BONDS & NOTES 2.1%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	3,100	3,213

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,557

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	383

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,099

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	287

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	6

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,160	2,357

		8,902

	SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
1.199% due 12/31/2049	58	452

	SHARES	MARKET VALUE (000S)

SLM Corp.
4.021% due 03/15/2017	500	$8
4.071% due 01/16/2018	3,100	51

		511

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
0.000% due 06/01/2017 (h)	$2,600	2,109
0.467% due 03/25/2034	20	20
0.497% due 08/25/2034	12	11
0.547% due 10/27/2037	1,600	1,598
2.627% due 12/01/2034	22	23
2.817% due 11/01/2034	142	149
2.866% due 10/01/2034	11	11
5.040% due 02/01/2021	33	33
5.500% due 03/25/2028 - 05/01/2047	361	378
6.000% due 07/01/2040 - 07/25/2044	7,066	7,666

Freddie Mac
0.580% due 02/15/2019	691	692
0.627% due 09/25/2031	46	44
0.850% due 04/15/2028	569	571
1.621% due 10/25/2044	101	103
2.862% due 02/01/2029	15	15
3.300% due 04/01/2037	130	135
4.500% due 02/15/2017	158	161
5.000% due 03/15/2017	98	101
6.000% due 04/15/2036	898	985

Ginnie Mae
3.125% due 11/20/2024	4	4
6.000% due 09/20/2038	452	488

		15,297

U.S. TREASURY OBLIGATIONS 20.7%

U.S. Treasury Notes
3.125% due 05/15/2019	14,300	14,614
3.375% due 11/15/2019	18,800	19,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 05/15/2020	$9,500	$9,954
3.625% due 08/15/2019 (g)(h)	43,500	46,045

		90,105

Total United States (Cost $335,582)		343,838

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$1,409	1,409

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,440. Repurchase proceeds are $1,409.)

U.S. TREASURY BILLS 0.6%
0.134% due 07/01/2010 - 08/26/2010 (b)(e)(f)(h)	2,320	2,320

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.153% due 07/15/2010(e)	70	70

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.1%
	900,765	9,020

Total Short-Term Instruments (Cost $12,819)		12,819

Total Investments 150.1% (Cost $636,676)		$652,892

Written Options (j) (0.2%) (Premiums $894)		(1,057)

Other Assets and Liabilities (Net) (49.9%)		(216,866)

Net Assets 100.0%		$434,969

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $923 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(f)	Securities with an aggregate market value of $570 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $30,918 at a weighted average interest rate of 0.230%. On June 30, 2010, securities valued at $17,276 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $1,664 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	79	$157
Euro-BTP Italian Government Bond September Futures	Long	09/2010	4	11
Euro-Bund 10-Year Bond September Futures	Long	09/2010	538	441
Japan Government 10-Year Bond September Futures	Long	09/2010	8	120
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2012	107	20

				$749

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.998%		$1,000	$38	$0	$38
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	8.058%		100	25	0	25
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.468%		100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.363%		200	(2)	0	(2)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.363%		500	(6)	0	(6)
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	1.679%		600	13	47	(34)
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	2.086%		1,100	(7)	0	(7)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	2.086%		600	(5)	0	(5)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	2.224%		700	(1)	0	(1)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	2.224%		300	(2)	0	(2)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	1.127%		1,000	24	0	24
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	1.533%		2,000	26	0	26
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.672%		1,500	37	7	30
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.960%		200	(1)	0	(1)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.084%		5,900	17	266	(249)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.713%		1,000	32	36	(4)
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.531%		1,200	23	16	7
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.713%		3,800	123	41	82
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.155%		4,700	323	(3)	326
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	2.134%		100	(8)	3	(11)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.830%		2,000	117	0	117
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	2.134%	EUR	6,600	(674)	247	(921)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.788%		$1,000	58	63	(5)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.757%		1,000	104	0	104
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.916%		200	4	0	4
Covidien International Finance S.A.	BOA	(1.000%	)	12/20/2017	0.689%		9,600	(205)	(332)	127
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.284%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.920%		2,000	(6)	46	(52)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.548%		200	(5)	0	(5)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	3.075%		4,500	471	471	0
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.517%		800	(44)	0	(44)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.502%		1,000	15	0	15
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.681%		1,500	(78)	0	(78)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	6.057%		200	19	0	19
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	6.029%		9,500	178	772	(594)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	6.057%		200	19	0	19
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	18.951%		200	44	0	44
JPMorgan Chase & Co.	BOA	(1.000%	)	03/20/2018	1.374%		1,200	30	9	21
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.129%		700	19	0	19
JPMorgan Chase & Co.	DUB	(1.000%	)	03/20/2018	1.374%		500	13	1	12
JPMorgan Chase & Co.	GSC	(1.000%	)	03/20/2018	1.374%		1,500	38	24	14
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	1.381%		200	11	0	11
KB Home	DUB	(5.000%	)	03/20/2015	5.606%		1,200	27	(93)	120
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.756%		2,000	206	0	206
Ltd Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.457%		1,000	(25)	0	(25)
Macy's Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	2.193%		1,800	120	176	(56)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	1.192%		1,000	24	0	24
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	1.192%		1,000	21	0	21
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.778%		200	20	0	20
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	1.187%		10,800	46	71	(25)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.097%		1,000	28	0	28
Morgan Stanley	DUB	(1.850%	)	09/20/2018	2.677%		500	26	0	26
Morgan Stanley	RBS	(0.320%	)	12/20/2016	2.690%		200	26	0	26
Motorola, Inc.	BCLY	(1.000%	)	12/20/2011	0.220%		1,400	(17)	51	(68)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.365%		11,090	(177)	411	(588)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.655%		7,800	336	90	246
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.682%		1,800	75	0	75
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	1.322%		500	(16)	0	(16)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.411%		1,000	(2)	0	(2)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.466%		1,000	(61)	0	(61)
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.316%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.138%		1,000	3	0	3
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.472%	GBP	1,000	0	0	0
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	2.489%		$3,100	(136)	(141)	5
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	2.489%		8,400	209	459	(250)
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	4.508%		200	34	0	34
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	0.881%		200	(2)	0	(2)
Time Warner, Inc.	BOA	(0.310%	)	12/20/2011	0.304%		200	0	0	0
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.633%		4,000	89	136	(47)
UBS AG	BCLY	(2.250%	)	03/20/2014	1.427%	EUR	800	(29)	0	(29)
UBS AG	BNP	(2.980%	)	03/20/2019	1.580%		$100	(10)	0	(10)
UBS AG	BOA	(2.280%	)	06/20/2018	1.574%		1,300	(63)	0	(63)

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	DUB	(1.000%	)	12/20/2017	1.569%		$8,000	$290	$40	$250
UST LLC	GSC	(0.720%	)	03/20/2018	0.313%		1,000	(29)	0	(29)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	1.037%		300	(6)	0	(6)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	1.037%		300	(7)	0	(7)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	1.037%		300	(7)	0	(7)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.327%		100	(1)	0	(1)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.361%	GBP	1,000	(221)	0	(221)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.790%		$100	2	0	2

								$1,549	$2,914	$(1,365)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.596%		$1,400	$26	$23	$3
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%	EUR	100	(20)	(15)	(5)
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%		$500	(10)	8	(18)
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%		1,100	(22)	9	(31)
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%		200	(4)	3	(7)
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%		300	(6)	2	(8)
China Government International Bond	BCLY	0.850%	12/20/2014	0.805%		1,600	3	0	3
China Government International Bond	JPM	0.820%	12/20/2014	0.805%		300	0	0	0
China Government International Bond	RBS	0.810%	12/20/2014	0.805%		2,400	1	0	1
China Government International Bond	RBS	0.815%	12/20/2014	0.805%		1,000	1	0	1
HSBC Finance Corp.	GSC	5.000%	06/20/2012	1.801%		1,000	63	12	51
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%		5,100	(25)	(51)	26
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.804%		7,500	(56)	(82)	26
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		2,300	(3)	(5)	2
SLM Corp.	CITI	5.000%	06/20/2011	3.958%		1,200	14	(228)	242

							$(38)	$(324)	$286

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$11,422	$615	$34	$581
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017	871	47	22	25
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	3,098	146	13	133
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,839	86	69	17
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	2,420	8	(82)	90
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	2	(7)	9
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	6,250	11	135	(124)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	6,448	113	298	(185)
CDX.IG-13 5-Year Index	DUB	(1.000%	)	12/20/2014	11,500	49	(23)	72

						$1,077	$459	$618

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$483	$(274)	$(145)	$(129)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	490	(230)	(149)	(81)

					$(504)	$(294)	$(210)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$23	$1	$22
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	15	0	15
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	63,000	234	256	(22)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	GSC	CAD	8,000	168	(8)	176
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	MLP		10,800	227	0	227
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	RBS		21,900	460	(4)	464
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	BNP	AUD	4,100	94	40	54
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	DUB		19,800	455	(48)	503
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		9,700	216	(24)	240
Pay	6-Month EUR-LIBOR	3.000%	09/15/2015	MSC	EUR	10,900	522	379	143
Pay	6-Month GBP-LIBOR	2.000%	09/21/2012	MSC	GBP	40,400	59	0	59
Pay	6-Month GBP-LIBOR	3.500%	12/17/2013	GSC		16,400	1,285	160	1,125

							$3,758	$752	$3,006

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar September Futures	$97.375	09/10/2010	590	$201	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$131	$17
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		$3,500	21	99
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		3,500	35	3
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	150
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		3,800	10	89
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		3,800	19	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		4,000	20	161
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		4,000	27	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		5,400	13	126
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		5,400	32	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,600	6	41
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,600	9	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		1,800	12	42
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		7,800	56	313
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		9,600	50	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		10,000	74	4

								$600	$1,046

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$2,400	$63	$5
Call - OTC USD versus KRW		1,500.000	09/03/2010	1,000	26	2

					$89	$7

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	RBS	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/07/2010	$1,000	$4	$0

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2009	194	$94,100	EUR 17,100	$1,342
Sales	1,275	123,900	19,400	1,377
Closing Buys	(879)	(118,500)	(19,400)	(1,711)
Expirations	0	(6,400)	0	(73)
Exercised	0	(11,300)	0	(41)

Balance at 06/30/2010	590	$81,800	EUR 17,100	$894

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	12/01/2040	$52,000	$54,746	$54,827
Fannie Mae	5.500%	07/01/2040	38,000	40,604	40,791

				$95,350	$95,618

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,456	07/2010	JPM	$100	$0	$100
Buy	BRL	2,236	08/2010	GSC	3	0	3
Sell		2,236	08/2010	RBS	0	(31)	(31)
Sell	CAD	404	07/2010	CITI	1	0	1
Sell		2,600	07/2010	RBS	98	0	98
Buy		13,648	07/2010	UBS	0	(750)	(750)
Buy	CNY	44,970	06/2011	BCLY	0	(70)	(70)
Buy		9,648	01/2015	DUB	0	(45)	(45)
Buy	DKK	14,095	09/2010	CITI	0	(20)	(20)
Buy	EUR	60,432	07/2010	BCLY	0	(372)	(372)
Sell		850	07/2010	BOA	9	0	9
Buy		213	07/2010	CITI	0	(1)	(1)
Sell		1,849	07/2010	CITI	30	0	30
Buy		1,502	07/2010	JPM	0	(27)	(27)
Buy		1,316	07/2010	RBS	0	(7)	(7)
Sell		62,898	07/2010	RBS	0	(324)	(324)
Buy		858	07/2010	UBS	0	(8)	(8)
Buy		5,376	08/2010	CITI	0	(61)	(61)
Buy		62,898	08/2010	RBS	0	0	0
Buy	GBP	12,851	09/2010	BOA	154	0	154
Sell	INR	64,778	11/2010	BCLY	48	0	48
Buy		64,778	11/2010	HSBC	0	(24)	(24)
Buy		139	03/2011	BCLY	0	0	0
Buy		163	03/2011	HSBC	0	0	0
Buy		169	03/2011	JPM	0	0	0
Sell		663	03/2011	JPM	0	0	0
Buy		192	03/2011	UBS	0	0	0
Buy	JPY	1,869,560	07/2010	BOA	728	0	728
Buy		252,844	07/2010	CITI	7	0	7
Sell		252,844	07/2010	CITI	0	(7)	(7)
Buy		109,777	07/2010	CSFB	43	0	43
Buy		143,000	07/2010	JPM	3	0	3
Buy		109,844	07/2010	UBS	40	0	40
Buy	KRW	3,214,023	07/2010	BCLY	0	(105)	(105)
Sell		6,810,863	07/2010	BCLY	280	0	280
Buy		3,867	07/2010	CITI	0	0	0
Sell		1,574	07/2010	DUB	0	0	0
Buy		3,595,840	07/2010	JPM	0	(260)	(260)
Sell		1,294	07/2010	MSC	0	0	0
Buy		3,098	08/2010	BCLY	0	0	0
Sell		3,098	08/2010	MSC	0	0	0
Sell		3,215,197	11/2010	BCLY	108	0	108
Sell		2,754	11/2010	BOA	0	0	0
Sell		4,849	11/2010	CITI	0	0	0
Buy		3,222,800	11/2010	HSBC	0	(171)	(171)
Buy	MYR	38	10/2010	CITI	1	0	1
Buy		22	10/2010	DUB	0	0	0
Buy	NOK	31,157	09/2010	CITI	0	(79)	(79)
Sell		35,043	09/2010	CSFB	12	0	12
Sell	PHP	23	11/2010	BCLY	0	0	0

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PHP	23	11/2010	CITI	$0	$0	$0
Buy		46	11/2010	DUB	0	0	0
Buy	SEK	16,972	09/2010	CITI	0	(1)	(1)
Buy	SGD	1,054	09/2010	BCLY	2	0	2
Buy		900	09/2010	DUB	2	0	2
Sell		11	09/2010	JPM	0	0	0
Buy		102	09/2010	RBS	0	(1)	(1)
Sell	TWD	17	10/2010	BCLY	0	0	0
Sell		49	10/2010	CITI	0	0	0
Sell		116	01/2011	DUB	0	0	0
Sell		70	01/2011	JPM	0	0	0
Sell		109	01/2011	MSC	0	0	0
Sell		59	01/2011	UBS	0	0	0
Buy	ZAR	97	07/2010	BCLY	0	0	0
Sell		97	07/2010	BCLY	0	0	0
Buy		97	10/2010	BCLY	0	0	0

					$1,669	$(2,364)	$(695)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$9,938	$0	$9,938
Bermuda	0	700	0	700
Canada	0	2,992	0	2,992
Denmark	0	9,265	0	9,265
France	0	3,153	0	3,153
Germany	0	5,810	0	5,810
Ireland	0	1,050	0	1,050
Italy	0	21,351	0	21,351
Japan
Sovereign Issues	0	153,686	0	153,686
Jersey, Channel Islands	0	6,181	0	6,181
Luxembourg	0	11,166	0	11,166
Mexico	0	2,062	0	2,062
Netherlands	0	14,964	0	14,964
New Zealand	0	1,664	0	1,664
Norway	0	6,218	0	6,218
Russia	0	1,608	0	1,608
South Korea	0	3,982	0	3,982
Spain	0	3,527	0	3,527
Switzerland	0	10,981	0	10,981
United Arab Emirates	0	2,181	0	2,181
United Kingdom	0	23,756	0	23,756
United States
Asset-Backed Securities	0	13,987	0	13,987
Bank Loan Obligations	0	2,342	0	2,342
Corporate Bonds & Notes	0	151,713	0	151,713
Mortgage-Backed Securities	0	60,981	0	60,981
Municipal Bonds & Notes	0	8,902	0	8,902
Preferred Stocks	0	59	452	511
U.S. Government Agencies	0	15,297	0	15,297
U.S. Treasury Obligations	0	90,105	0	90,105
Short-Term Instruments	9,020	3,799	0	12,819

Investments, at value	$9,020	$643,420	$452	$652,892
Short Sales, at value	$0	$(95,618)	$0	$(95,618)
Financial Derivative Instruments (3)	$749	$583	$0	$1,332

Totals	$9,769	$548,385	$452	$558,606

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
United Kingdom	$2,954	$0	$0	$0	$101	$0	$(3,055)	$0	$0
United States
Preferred Stocks	515	0	0	0	(63)	0	0	452	(63)
U.S. Government Agencies	1,520	0	2	0	76	0	(1,598)	0	0

Investments, at value	$4,989	$0	$2	$0	$114	$0	$(4,653)	$452	$(63)
Financial Derivative Instruments (3)	$(4)	$0	$0	$0	$4	$0	$0	$0	$4

Totals	$4,985	$0	$2	$0	$118	$0	$(4,653)	$452	$(59)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$180	$0	$0	$0	$0	$180
Unrealized appreciation on foreign currency contracts	0	1,669	0	0	0	1,669
Unrealized appreciation on swap agreements	3,027	0	3,454	0	0	6,481

	$3,207	$1,669	$3,454	$0	$0	$8,330

Liabilities:
Written options outstanding	$1,050	$7	$0	$0	$0	$1,057
Variation margin payable (2)	4	0	0	0	0	4
Unrealized depreciation on foreign currency contracts	0	2,364	0	0	0	2,364
Unrealized depreciation on swap agreements	22	0	4,124	0	0	4,146

	$1,076	$2,371	$4,124	$0	$0	$7,571

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$9,561	$73	$(1,246)	$0	$0	$8,388
Net realized (loss) on foreign currency transactions	0	(16,923)	0	0	0	(16,923)

	$9,561	$(16,850)	$(1,246)	$0	$0	$(8,535)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$3,765	$(74)	$2,494	$0	$0	$6,185
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	2,922	0	0	0	2,922

	$3,765	$2,848	$2,494	$0	$0	$9,107

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $749 as reported in the Notes to Schedule of Investments.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

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Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply

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additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which

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Notes to Financial Statements  (Cont.)

do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon

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implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an

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Notes to Financial Statements  (Cont.)

indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to

Semiannual Report	June 30, 2010	25

Notes to Financial Statements  (Cont.)

average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$71,232	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 6,507	$173,910	$171,400	$0	$9,020	$10	$2

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,308,900	$1,224,101	$207,900	$177,601

26	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	76	$966	191	$2,431
Administrative Class	8,684	111,300	22,282	285,875
Advisor Class	722	9,225	887	11,454
Issued as reinvestment of distributions
Institutional Class	4	47	25	320
Administrative Class	559	7,162	4,311	56,364
Advisor Class	19	242	112	1,470
Cost of shares redeemed
Institutional Class	(38)	(485)	(92)	(1,131)
Administrative Class	(19,515)	(250,722)	(8,650)	(110,047)
Advisor Class	(30)	(382)	(105)	(1,359)
Net increase (decrease) resulting from Portfolio share transactions	(9,519)	$(122,647)	18,961	$245,377

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	3	85
Advisor Class	2	100

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$32,067	$ (15,851)	$16,216

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust

28	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS27 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Global Multi-Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”). The Portfolio may also invest in a combination of affiliated funds, including PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as Acquired Funds in this Annual Report.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk and arbitrage risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio or an Acquired Fund may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Mutual Funds	57.9%
Short-Term Instruments	17.5%
Exchange-Traded Funds	17.3%
Corporate Bonds & Notes	4.9%
Sovereign Issues	1.4%
Other	1.0%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (04/15/09)
PIMCO Global Multi-Asset Portfolio Administrative Class	-2.93%	9.93%	12.87%
MSCI World Index±	-9.84%	10.20%	16.61%	**
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index±±	-3.80%	10.32%	14.05%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 4/30/2009

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.54% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$970.67	$1,020.88
Expenses Paid During Period†	$3.86	$3.96

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.79% for the Administrative Class reflects net annualized expenses after application of an expense waiver of 0.31%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and the PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company) and PIMCO ETF Trust, an affiliated open-end investment company. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»	Exposure to gold contributed to performance as gold outperformed diversified commodities over the reporting period.

»	Allocations to Europe, Australasia, and Far East (“EAFE”) equities detracted from absolute performance as the MSCI EAFE Index underperformed the Portfolio’s benchmark index over the reporting period.

»	An overweight to emerging markets equities detracted from absolute performance as emerging markets equities declined along with global developed equities over the reporting period.

»	Exposure to U.S. bonds contributed to absolute performance as high-grade U.S. bonds rallied over the reporting period.

»	An allocation to U.S. equities, though underweight, detracted from absolute performance as the S&P 500 Index declined over the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Multi-Asset Portfolio

Selected Per Share Data for the Period Ended:	06/30/2010+	04/15/2009-12/31/2009

Administrative Class
Net asset value beginning of period	$11.80	$10.00
Net investment income (a)	0.21	0.21
Net realized/unrealized gain (loss) on investments	(0.55)	1.72
Total income (loss) from investment operations	(0.34)	1.93
Dividends from net investment income	(0.10)	(0.09)
Distributions from net realized capital gains	0.00	(0.04)
Total distributions	(0.10)	(0.13)
Net asset value end of period	$11.36	$11.80
Total return	(2.93)%	19.25%
Net assets end of period (000s)	$70,620	$11,715
Ratio of expenses to average net assets	0.79%*	0.86%*
Ratio of expenses to average net assets excluding waivers	1.10%*	1.64%*
Ratio of net investment income to average net assets	3.63%*	2.56%*
Portfolio turnover rate	25%	136%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Consolidated Statement of Assets and Liabilities Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$104,794
Investments in Affiliates, at value	286,633
Repurchase agreements, at value	9,218
Cash	54
Deposits with counterparty	21
Foreign currency, at value	19
Receivable for investments sold	309
Receivable for investments in Affiliates sold	6,586
Receivable for Portfolio shares sold	2,913
Interest and dividends receivable	168
Dividends receivable from Affiliates	383
Swap premiums paid	251
Unrealized appreciation on foreign currency contracts	1,195
Unrealized appreciation on swap agreements	212
412,756

Liabilities:
Payable for investments purchased	$4,062
Payable for investments in Affiliates purchased	16,324
Payable for Portfolio shares redeemed	252
Written options outstanding	2,582
Deposits from counterparty	1,750
Accrued related party fees	249
Variation margin payable	122
Swap premiums received	299
Unrealized depreciation on foreign currency contracts	1,150
Unrealized depreciation on swap agreements	573
27,363

Net Assets	$385,393

Net Assets Consist of:
Paid in capital	$398,705
Undistributed net investment income	1,530
Accumulated undistributed net realized (loss)	(743)
Net unrealized (depreciation)	(14,099)
$385,393

Net Assets:
Administrative Class	$70,620
Advisor Class	314,773

Shares Issued and Outstanding:
Administrative Class	6,218
Advisor Class	27,697

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.36
Advisor Class	11.37

Cost of Investments Owned	$109,261
Cost of Investments in Affiliates Owned	$294,391
Cost of Repurchase Agreements Owned	$9,218
Cost of Foreign Currency Held	$19
Premiums Received on Written Options	$2,282

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$88
Dividends	600
Dividends from Affiliate investments	3,506
Total Income	4,194

Expenses:
Investment advisory fees	847
Supervisory and administrative fees	49
Servicing fees – Administrative Class	31
Distribution and/or servicing fees – Advisor Class	180
Trustees’ fees	2
Interest expense	1
Miscellaneous expense	2
Total Expenses	1,112
Waiver by Manager	(292)
Net Expenses	820

Net Investment Income	3,374

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	567
Net realized gain on Affiliate investments	30
Net realized (loss) on futures contracts, written options and swaps	(987)
Net realized (loss) on foreign currency transactions	(546)
Net change in unrealized (depreciation) on investments	(4,618)
Net change in unrealized (depreciation) on Affiliate investments	(7,805)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,996)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	108
Net (Loss)	(15,247)

Net (Decrease) in Net Assets Resulting from Operations	$(11,873)

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Consolidated Statements of Changes in Net Assets Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Period from April 15, 2009 to December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$3,374	$247
Net realized gain (loss)	(966)	372
Net realized gain on Affiliate investments	30	56
Net capital gain distributions received from Underlying Funds	0	14
Net change in unrealized appreciation (depreciation)	(6,506)	165
Net change in unrealized appreciation (depreciation) on Affiliate investments	(7,805)	47
Net increase (decrease) resulting from operations	(11,873)	901

Distributions to Shareholders:
From net investment income
Administrative Class	(496)	(64)
Advisor Class	(1,554)	(126)
From net realized capital gains
Administrative Class	0	(35)
Advisor Class	0	(65)

Total Distributions	(2,050)	(290)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	61,311	14,705
Advisor Class	300,001	26,474
Issued as reinvestment of distributions
Administrative Class	434	99
Advisor Class	1,616	191
Cost of shares redeemed
Administrative Class	(186)	(3,572)
Advisor Class	(1,052)	(1,316)
Net increase resulting from Portfolio share transactions	362,124	36,581

Total Increase in Net Assets	348,201	37,192

Net Assets:
Beginning of period	37,192	0
End of period*	$385,393	$37,192

*Including undistributed net investment income of:	$1,530	$206

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments Global Multi-Asset Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 4.7%

American General Finance Corp.
5.200% due 12/15/2011		$800	$756
5.625% due 08/17/2011		400	387
5.900% due 09/15/2012		300	276

Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,483

Dexia Credit Local
2.000% due 03/05/2013		3,200	3,201

Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		3,200	3,461

NIBC Bank NV
2.800% due 12/02/2014		3,200	3,246

Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		3,200	3,287

			18,097

UTILITIES 0.5%

BP Capital Markets PLC
0.667% due 04/11/2011		500	478
3.625% due 05/08/2014		300	257

Qwest Corp.
8.875% due 03/15/2012		1,000	1,078

			1,813

Total Corporate Bonds & Notes (Cost $19,783)			19,910

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Bonds
4.375% due 05/15/2040		$1,700	1,843

Total U.S. Treasury Obligations (Cost $1,719)			1,843

SOVEREIGN ISSUES 1.4%

Canada Government Bond
1.500% due 06/01/2012	CAD	5,900	5,554

Total Sovereign Issues (Cost $5,727)			5,554

		SHARES
MUTUAL FUNDS (b)(c) 60.2%

PIMCO Emerging Local Bond Fund		2,683,817	26,999

PIMCO Emerging Markets and Infrastructure Bond Fund		2,073,570	23,141

PIMCO EqS Pathfinder Fund		3,747,699	34,591

PIMCO Global Advantage Strategy Bond Fund		3,343,288	36,576

	SHARES	MARKET VALUE (000S)

PIMCO Global Bond Fund (Unhedged)	801,453	$7,710

PIMCO Investment Grade Corporate Bond Fund	654,375	7,362

PIMCO StocksPLUS® Fund	8,059,857	57,064

PIMCO Total Return Fund	2,222,396	25,024

PIMCO Unconstrained Bond Fund	1,214,538	13,457

Total Mutual Funds (Cost $239,710)		231,924

EXCHANGE-TRADED FUNDS 18.0%

iShares MSCI EAFE Index Fund	449,887	$20,924

iShares MSCI Emerging Markets Index Fund	1,021,422	38,120

PIMCO 3-7 Year U.S. Treasury Index Fund (b)	10,000	779

SPDR Gold Trust	77,292	9,405

Total Exchange-Traded Funds (Cost $73,755)		69,228

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.2%

COMMERCIAL PAPER 0.9%

Fannie Mae
0.240% due 10/20/2010	$500	500
0.250% due 10/15/2010	200	200

Federal Home Loan Bank
0.192% due 07/16/2010	200	200
0.198% due 08/06/2010	400	400
0.210% due 08/20/2010	200	200
0.210% due 08/25/2010	100	100

Freddie Mac
0.260% due 10/20/2010	1,000	998
0.285% due 10/19/2010	700	699

		3,297

REPURCHASE AGREEMENTS 2.4%

Citigroup Global Markets, Inc.
0.050% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $512. Repurchase proceeds are $500.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $517. Repurchase proceeds are $500.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.010% due 07/01/2010	$4,600	$4,600
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $4,710. Repurchase proceeds are $4,600.)

Deutsche Bank AG
0.020% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $510. Repurchase proceeds are $500.)
0.020% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $513. Repurchase proceeds are $500.)

JPMorgan Chase Bank N.A.
0.000% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $511. Repurchase proceeds are $500.)
0.020% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by Freddie Mac 5.190% due 09/30/2010 valued at $510. Repurchase proceeds are $500.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	1,618	1,618
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,655. Repurchase proceeds are $1,618.)

		9,218

U.S. TREASURY BILLS 0.9%
0.105% due 07/01/2010- 12/16/2010 (a)(d)(e)	3,615	3,614

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 14.0%
	5,385,496	53,930

Total Short-Term Instruments (Cost $70,057)		70,059

PURCHASED OPTIONS (g) 0.5%
(Cost $2,119)		2,127

Total Investments 104.0% (Cost $412,870)		$400,645

Written Options (h) (0.7%) (Premiums $2,282)		(2,582)

Other Assets and Liabilities (Net) (3.3%)		(12,670)

Net Assets 100.0%		$385,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Portfolio.
(c)	Institutional Class Shares of each PIMCO Fund.
(d)	Securities with an aggregate market value of $530 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Consolidated Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

(e)	Securities with an aggregate market value of $1,359 and cash of $21 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	2	$7
E-mini S&P 500 Index September Futures	Long	09/2010	275	(1,323)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	33	26
U.S. Treasury 10-Year Note September Futures	Long	09/2010	14	34
Wheat September Futures	Long	09/2010	2	(2)
Wheat September Futures	Short	09/2010	2	0

				$1,258

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Qwest Corp.	JPM	(1.000%	)	03/20/2012	1.235%	$1,000	$3	$14	$(11)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	$100	$(7)	$(7)	$0
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%	600	(11)	10	(21)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	300	(6)	(8)	2
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%	200	(4)	(7)	3
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%	200	(13)	(15)	2
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.745%	3,700	10	9	1
China Government International Bond	BCLY	1.000%	06/20/2011	0.400%	1,700	10	9	1
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%	1,400	5	0	5
JSC Gazprom	GSC	1.000%	03/20/2011	1.799%	700	(4)	(6)	2
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.612%	2,000	7	6	1
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	800	(1)	(2)	1
South Korea Government Bond	DUB	1.000%	03/20/2011	0.754%	1,400	3	5	(2)
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.796%	100	0	(1)	1

						$(11)	$(7)	$(4)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$39,480	$(71)	$(185)	$114
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	2,100	(4)	(2)	(2)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	1,470	(2)	(31)	29

						$(77)	$(218)	$141

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	57,100	$212	$163	$49

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DJUBSF3T Index	2,931	3-Month U.S. Treasury Bill rate plus a specified spread	$1,550	07/28/2010	BCLY	$(24)
Receive	DJUBSTR Index	44,809	3-Month U.S. Treasury Bill rate plus a specified spread	11,480	07/28/2010	BCLY	(167)
Receive	DJUBSTR Index	4,216	3-Month U.S. Treasury Bill rate plus a specified spread	1,080	07/28/2010	GSC	(16)
Receive	ENHGD84T Index	8,071	3-Month U.S. Treasury Bill rate plus a specified spread	2,580	07/28/2010	GSC	(38)
Receive	DJUBSF3T Index	5,692	3-Month U.S. Treasury Bill rate plus a specified spread	3,010	07/28/2010	JPM	(47)
Receive	DJUBSTR Index	12,061	3-Month U.S. Treasury Bill rate plus a specified spread	3,090	07/28/2010	JPM	(45)
Receive	DJUBSTR Index	32,982	3-Month U.S. Treasury Bill rate plus a specified spread	8,450	07/28/2010	MSC	(123)
Receive	MOTT3001 Index	8,259	3-Month U.S. Treasury Bill rate plus a specified spread	2,260	07/28/2010	MSC	(33)
Receive	MOTT3002 Index	7,229	3-Month U.S. Treasury Bill rate plus a specified spread	1,960	07/28/2010	MSC	(29)
Receive	MOTT3007 Index	2,667	3-Month U.S. Treasury Bill rate plus a specified spread	720	07/28/2010	MSC	(11)

							$(533)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.074	04/12/2011	GSC	$100	$(4)	$0	$(4)
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	200	0	0	0
Pay	NYMEX WTI Crude August Futures	0.139	07/15/2010	JPM	70	1	0	1
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	100	0	0	0

						$(3)	$0	$(3)

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the p reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(g)	Purchased options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	1	$11	$9

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	124	$153	$155
Put - CBOE S&P 500 Index December Futures	750.000	12/18/2010	348	419	696

				$572	$851

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$18,560	$210	$172
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	97	74

							$307	$246

Foreign Currency Options
Description		Exercise Price	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	USD	1.000	05/04/2011	EUR	12,500	$105	$156
Put - OTC EUR versus USD		1.000	05/22/2015		22,700	1,124	865

						$1,229	$1,021

(h)	Written options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	1	$11	$10

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Consolidated Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	10	$56	$7
Put - CBOE S&P 500 Index September Futures	1,000.000	09/18/2010	341	1,380	1,654

				$1,436	$1,661

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	USD	1.000	05/22/2013	EUR	22,700	$835	$911

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	10	$71	EUR	0	$74
Sales	346	5,098		22,700	2,250
Closing Buys	(2)	(5,169)		0	(41)
Expirations	(1)	0		0	0
Exercised	(1)	0		0	(1)

Balance at 06/30/2010	352	$0	EUR	22,700	$2,282

(i)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,199	07/2010	JPM	$0	$(150)	$(150)
Sell	BRL	4,132	08/2010	GSC	0	(5)	(5)
Sell		6,325	08/2010	HSBC	0	(181)	(181)
Buy	CAD	2,064	07/2010	CITI	0	(54)	(54)
Sell		107	07/2010	UBS	6	0	6
Buy	CHF	4,699	09/2010	CITI	187	0	187
Buy	CNY	20	11/2010	BCLY	0	0	0
Buy		40	11/2010	CITI	0	0	0
Buy		101	11/2010	DUB	0	0	0
Buy		40	11/2010	MSC	0	0	0
Sell		30,402	01/2011	CITI	0	(19)	(19)
Sell	EUR	36	07/2010	BNP	0	0	0
Buy		3,224	07/2010	CITI	0	(15)	(15)
Sell		231	07/2010	CITI	8	0	8
Buy		3,831	07/2010	CSFB	0	(449)	(449)
Sell		47	08/2010	CITI	0	0	0
Buy	GBP	7,379	09/2010	BOA	89	0	89
Buy		2,370	09/2010	DUB	8	0	8
Buy	IDR	12,635,000	07/2010	BCLY	0	(5)	(5)
Sell		12,635,000	07/2010	CITI	0	(61)	(61)
Sell		12,635,000	04/2011	BCLY	6	0	6
Sell	INR	105,106	09/2010	MSC	89	0	89
Buy	JPY	749,666	07/2010	BOA	292	0	292
Buy		318,305	07/2010	DUB	68	0	68
Sell	KRW	2,608,202	07/2010	CITI	197	0	197
Sell		1,817,655	01/2011	JPM	0	(12)	(12)
Sell	MXN	29,330	09/2010	CITI	82	0	82
Sell		35,535	09/2010	MSC	0	(64)	(64)
Sell	MYR	1,782	10/2010	BCLY	0	(7)	(7)
Sell		8,026	10/2010	CITI	0	(41)	(41)
Buy	SEK	10,507	09/2010	CITI	0	(1)	(1)
Buy	TRY	3,274	07/2010	HSBC	25	0	25
Sell		3,274	07/2010	HSBC	41	0	41
Sell		3,274	10/2010	HSBC	0	(26)	(26)
Sell	TWD	25,601	01/2011	DUB	15	0	15
Sell		19,353	01/2011	JPM	2	0	2
Sell		29,792	01/2011	MSC	8	0	8
Sell		16,134	01/2011	UBS	0	0	0
Buy	ZAR	22,205	07/2010	BCLY	38	0	38
Sell		8,852	07/2010	CITI	17	0	17
Sell		13,354	07/2010	DUB	17	(24)	(7)
Sell		22,205	10/2010	BCLY	0	(36)	(36)

					$1,195	$(1,150)	$45

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$19,910	$0	$19,910
U.S. Treasury Obligations	0	1,843	0	1,843
Sovereign Issues	0	5,554	0	5,554
Mutual Funds	231,924	0	0	231,924
Exchange-Traded Funds	69,228	0	0	69,228
Short-Term Instruments	53,930	16,129	0	70,059
Purchased Options	0	2,118	9	2,127

Investments, at value	$355,082	$45,554	$9	$400,645
Financial Derivative Instruments (3)	$(1,258)	$(2,888)	$(10)	$(4,156)

Totals	$353,824	$42,666	$(1)	$396,489

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Purchased Options	$0	$11	$0	$0	$(2)	$0	$0	$9	$(2)
Financial Derivative Instruments (3)	$0	$(11)	$0	$0	$1	$0	$0	$(10)	$1

Totals	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$246	$1,022	$0	$851	$8	$2,127
Unrealized appreciation on foreign currency contracts	0	1,195	0	0	0	1,195
Unrealized appreciation on swap agreements	49	0	162	0	1	212

	$295	$2,217	$162	$851	$9	$3,534

Liabilities:
Written options outstanding	$0	$911	$0	$1,661	$10	$2,582
Variation margin payable (2)	1	0	0	120	1	122
Unrealized depreciation on foreign currency contracts	0	1,150	0	0	0	1,150
Unrealized depreciation on swap agreements	0	0	36	0	537	573

	$1	$2,061	$36	$1,781	$548	$4,427

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Consolidated Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$374	$0	$374
Net realized gain (loss) on futures contracts, written options and swaps	107	0	(13)	41	(1,122)	(987)
Net realized (loss) on foreign currency transactions	0	(190)	0	0	0	(190)

	$107	$(190)	$(13)	$415	$(1,122)	$(803)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(61)	$(207)	$0	$395	$(3)	$124
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	110	(76)	126	(1,617)	(539)	(1,996)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	108	0	0	0	108

	$49	$(175)	$126	$(1,222)	$(542)	$(1,764)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(1,258) as reported in the Notes to Schedule of Investments.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds with the exception of PIMCO CommodityRealReturn Strategy Fund® as defined under Important Information About the Portfolio. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommodityRealReturn Strategy Fund®, an Underlying PIMCO Fund). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

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Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to

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Notes to Financial Statements  (Cont.)

risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive

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a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount

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Notes to Financial Statements  (Cont.)

when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

6.  BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary on January 14, 2009, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of June 30, 2010, net assets of the Portfolio were approximately $385 million, of which approximately $6 million, or approximately 1.6%, represented the Portfolio’s ownership of all issued shares and voting rights of the GMA Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2010, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2010, the remaining recoverable amount to PIMCO was $53,856.

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2011, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The

waiver is reflected in the Statement of Operations as a component of Waiver by Manager. For the period ended June 30, 2010, the amount was $283,103. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Waiver by Manager. For the period ended June 30, 2010, the amount was $9,006.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

The PIMCO Global Multi-Asset Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2010 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain/(Loss)
PIMCO 1-3 Year U.S. Treasury Index Fund	$1,127	$0	$1,129	$0	$0	$0	$(2)
PIMCO 3-7 Year U.S. Treasury Index Fund	447	299	0	26	779	8	0
PIMCO CommodityRealReturn Strategy Fund®	0	0	0	0	0	0	0
PIMCO Emerging Local Bond Fund	1,247	26,101	0	(337)	26,999	334	0
PIMCO Emerging Markets and Infrustructure Bond Fund	1,416	21,678	0	48	23,141	277	0
PIMCO Emerging Markets Bond Fund	1,061	2,627	3,785	0	0	23	110
PIMCO EqS Pathfinder Fund™	0	35,914	0	(1,323)	34,591	0	0
PIMCO Global Advantage Strategy Bond Fund	3,120	33,665	0	(287)	36,576	195	0
PIMCO Global Bond Fund (Unhedged)	1,836	14,820	9,058	182	7,710	93	(110)
PIMCO Investment Grade Corporate Bond Fund	1,653	6,640	1,034	100	7,362	106	(15)
PIMCO Real Return Fund	0	0	0	0	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	0	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio	7,505	49,421	3,000	3	53,930	21	0
PIMCO StocksPLUS® Fund	3,899	62,512	2,500	(6,680)	57,064	2,243	18
PIMCO Total Return Fund	2,385	25,346	3,263	511	25,024	193	29
PIMCO Unconstrained Bond Fund	0	13,458	0	(1)	13,457	13	0
Totals	$25,696	$292,481	$23,769	$(7,758)	$286,633	$3,506	$30

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,719	$578	$358,640	$39,189

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Period from 04/15/2009 to 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	5,204	$61,311	1,286	$14,705
Advisor Class	25,491	300,001	2,256	26,474
Issued as reinvestment of distributions
Administrative Class	37	434	9	99
Advisor Class	137	1,616	16	191
Cost of shares redeemed
Administrative Class	(16)	(186)	(302)	(3,572)
Advisor Class	(91)	(1,052)	(112)	(1,316)
Net increase resulting from Portfolio share transactions	30,762	$362,124	3,153	$36,581

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100	*
Advisor Class	2	95

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the GMA Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future GMA Subsidiary’s income in subsequent years. However, if the GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account. As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$2,483	$(14,708)	$(12,225)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:

BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:

CDX.IG	Credit Derivatives Index - Investment Grade	ENHGD84T	Dow Jones-AIG E84 Total Return	MOTT3002	Modified Dow Jones-UBS Commodity IndexSM Total Return
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
DJUBSTR	Dow Jones-UBS Commodity Index Total Return

Other Abbreviations:

CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor's Depository Receipts
JSC	Joint Stock Company	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

Semiannual Report	June 30, 2010	25

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

26	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS31 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Global Multi-Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”). The Portfolio may also invest in a combination of affiliated funds, including PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as Acquired Funds in this Annual Report.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk and arbitrage risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio or an Acquired Fund may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Mutual Funds	57.9%
Short-Term Instruments	17.5%
Exchange-Traded Funds	17.3%
Corporate Bonds & Notes	4.9%
Sovereign Issues	1.4%
Other	1.0%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (04/15/09)
PIMCO Global Multi-Asset Portfolio Advisor Class	-2.83%	9.91%	12.86%
MSCI World Index±	-9.84%	10.20%	16.61%	**
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index±±	-3.80%	10.32%	14.05%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2009

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.64% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$971.70	$1,020.38
Expenses Paid During Period†	$4.35	$4.46

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.89% for the Advisor Class reflects net annualized expenses after application of an expense waiver of 0.31%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and the PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company) and PIMCO ETF Trust, an affiliated open-end investment company. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»	Exposure to gold contributed to performance as gold outperformed diversified commodities over the reporting period.

»	Allocations to Europe, Australasia, and Far East (“EAFE”) equities detracted from absolute performance as the MSCI EAFE Index underperformed the Portfolio’s benchmark index over the reporting period.

»	An overweight to emerging markets equities detracted from absolute performance as emerging markets equities declined along with global developed equities over the reporting period.

»	Exposure to U.S. bonds contributed to absolute performance as high-grade U.S. bonds rallied over the reporting period.

»	An allocation to U.S. equities, though underweight, detracted from absolute performance as the S&P 500 Index declined over the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Multi-Asset Portfolio

Selected Per Share Data for the Period Ended:	06/30/2010+	04/15/2009-12/31/2009

Advisor Class
Net asset value beginning of period	$11.79	$10.00
Net investment income (a)	0.21	0.34
Net realized/unrealized gain (loss) on investments	(0.54)	1.58
Total income (loss) from investment operations	(0.33)	1.92
Dividends from net investment income	(0.09)	(0.09)
Distributions from net realized capital gains	0.00	(0.04)
Total distributions	(0.09)	(0.13)
Net asset value end of period	$11.37	$11.79
Total return	(2.83)%	19.11%
Net assets end of period (000s)	$314,773	$25,477
Ratio of expenses to average net assets	0.89%*	0.92%*
Ratio of expenses to average net assets excluding waivers	1.20%*	2.15%*
Ratio of net investment income to average net assets	3.54%*	4.01%*
Portfolio turnover rate	25%	136%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

Semiannual Report	June 30, 2010	5

Consolidated Statement of Assets and Liabilities Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$104,794
Investments in Affiliates, at value	286,633
Repurchase agreements, at value	9,218
Cash	54
Deposits with counterparty	21
Foreign currency, at value	19
Receivable for investments sold	309
Receivable for investments in Affiliates sold	6,586
Receivable for Portfolio shares sold	2,913
Interest and dividends receivable	168
Dividends receivable from Affiliates	383
Swap premiums paid	251
Unrealized appreciation on foreign currency contracts	1,195
Unrealized appreciation on swap agreements	212
412,756

Liabilities:
Payable for investments purchased	$4,062
Payable for investments in Affiliates purchased	16,324
Payable for Portfolio shares redeemed	252
Written options outstanding	2,582
Deposits from counterparty	1,750
Accrued related party fees	249
Variation margin payable	122
Swap premiums received	299
Unrealized depreciation on foreign currency contracts	1,150
Unrealized depreciation on swap agreements	573
27,363

Net Assets	$385,393

Net Assets Consist of:
Paid in capital	$398,705
Undistributed net investment income	1,530
Accumulated undistributed net realized (loss)	(743)
Net unrealized (depreciation)	(14,099)
$385,393

Net Assets:
Administrative Class	$70,620
Advisor Class	314,773

Shares Issued and Outstanding:
Administrative Class	6,218
Advisor Class	27,697

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.36
Advisor Class	11.37

Cost of Investments Owned	$109,261
Cost of Investments in Affiliates Owned	$294,391
Cost of Repurchase Agreements Owned	$9,218
Cost of Foreign Currency Held	$19
Premiums Received on Written Options	$2,282

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$88
Dividends	600
Dividends from Affiliate investments	3,506
Total Income	4,194

Expenses:
Investment advisory fees	847
Supervisory and administrative fees	49
Servicing fees – Administrative Class	31
Distribution and/or servicing fees – Advisor Class	180
Trustees’ fees	2
Interest expense	1
Miscellaneous expense	2
Total Expenses	1,112
Waiver by Manager	(292)
Net Expenses	820

Net Investment Income	3,374

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	567
Net realized gain on Affiliate investments	30
Net realized (loss) on futures contracts, written options and swaps	(987)
Net realized (loss) on foreign currency transactions	(546)
Net change in unrealized (depreciation) on investments	(4,618)
Net change in unrealized (depreciation) on Affiliate investments	(7,805)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,996)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	108
Net (Loss)	(15,247)

Net (Decrease) in Net Assets Resulting from Operations	$(11,873)

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Consolidated Statements of Changes in Net Assets Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Period from April 15, 2009 to December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$3,374	$247
Net realized gain (loss)	(966)	372
Net realized gain on Affiliate investments	30	56
Net capital gain distributions received from Underlying Funds	0	14
Net change in unrealized appreciation (depreciation)	(6,506)	165
Net change in unrealized appreciation (depreciation) on Affiliate investments	(7,805)	47
Net increase (decrease) resulting from operations	(11,873)	901

Distributions to Shareholders:
From net investment income
Administrative Class	(496)	(64)
Advisor Class	(1,554)	(126)
From net realized capital gains
Administrative Class	0	(35)
Advisor Class	0	(65)

Total Distributions	(2,050)	(290)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	61,311	14,705
Advisor Class	300,001	26,474
Issued as reinvestment of distributions
Administrative Class	434	99
Advisor Class	1,616	191
Cost of shares redeemed
Administrative Class	(186)	(3,572)
Advisor Class	(1,052)	(1,316)
Net increase resulting from Portfolio share transactions	362,124	36,581

Total Increase in Net Assets	348,201	37,192

Net Assets:
Beginning of period	37,192	0
End of period*	$385,393	$37,192

*Including undistributed net investment income of:	$1,530	$206

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments Global Multi-Asset Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 4.7%

American General Finance Corp.
5.200% due 12/15/2011		$800	$756
5.625% due 08/17/2011		400	387
5.900% due 09/15/2012		300	276

Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,483

Dexia Credit Local
2.000% due 03/05/2013		3,200	3,201

Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		3,200	3,461

NIBC Bank NV
2.800% due 12/02/2014		3,200	3,246

Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		3,200	3,287

			18,097

UTILITIES 0.5%

BP Capital Markets PLC
0.667% due 04/11/2011		500	478
3.625% due 05/08/2014		300	257

Qwest Corp.
8.875% due 03/15/2012		1,000	1,078

			1,813

Total Corporate Bonds & Notes (Cost $19,783)			19,910

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Bonds
4.375% due 05/15/2040		$1,700	1,843

Total U.S. Treasury Obligations (Cost $1,719)			1,843

SOVEREIGN ISSUES 1.4%

Canada Government Bond
1.500% due 06/01/2012	CAD	5,900	5,554

Total Sovereign Issues (Cost $5,727)			5,554

		SHARES
MUTUAL FUNDS (b)(c) 60.2%

PIMCO Emerging Local Bond Fund		2,683,817	26,999

PIMCO Emerging Markets and Infrastructure Bond Fund		2,073,570	23,141

PIMCO EqS Pathfinder Fund		3,747,699	34,591

PIMCO Global Advantage Strategy Bond Fund		3,343,288	36,576

	SHARES	MARKET VALUE (000S)

PIMCO Global Bond Fund (Unhedged)	801,453	$7,710

PIMCO Investment Grade Corporate Bond Fund	654,375	7,362

PIMCO StocksPLUS® Fund	8,059,857	57,064

PIMCO Total Return Fund	2,222,396	25,024

PIMCO Unconstrained Bond Fund	1,214,538	13,457

Total Mutual Funds (Cost $239,710)		231,924

EXCHANGE-TRADED FUNDS 18.0%

iShares MSCI EAFE Index Fund	449,887	$20,924

iShares MSCI Emerging Markets Index Fund	1,021,422	38,120

PIMCO 3-7 Year U.S. Treasury Index Fund (b)	10,000	779

SPDR Gold Trust	77,292	9,405

Total Exchange-Traded Funds (Cost $73,755)		69,228

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.2%

COMMERCIAL PAPER 0.9%

Fannie Mae
0.240% due 10/20/2010	$500	500
0.250% due 10/15/2010	200	200

Federal Home Loan Bank
0.192% due 07/16/2010	200	200
0.198% due 08/06/2010	400	400
0.210% due 08/20/2010	200	200
0.210% due 08/25/2010	100	100

Freddie Mac
0.260% due 10/20/2010	1,000	998
0.285% due 10/19/2010	700	699

		3,297

REPURCHASE AGREEMENTS 2.4%

Citigroup Global Markets, Inc.
0.050% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $512. Repurchase proceeds are $500.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $517. Repurchase proceeds are $500.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.010% due 07/01/2010	$4,600	$4,600
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $4,710. Repurchase proceeds are $4,600.)

Deutsche Bank AG
0.020% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $510. Repurchase proceeds are $500.)
0.020% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $513. Repurchase proceeds are $500.)

JPMorgan Chase Bank N.A.
0.000% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $511. Repurchase proceeds are $500.)
0.020% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by Freddie Mac 5.190% due 09/30/2010 valued at $510. Repurchase proceeds are $500.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	1,618	1,618
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,655. Repurchase proceeds are $1,618.)

		9,218

U.S. TREASURY BILLS 0.9%
0.105% due 07/01/2010- 12/16/2010 (a)(d)(e)	3,615	3,614

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 14.0%
	5,385,496	53,930

Total Short-Term Instruments (Cost $70,057)		70,059

PURCHASED OPTIONS (g) 0.5%
(Cost $2,119)		2,127

Total Investments 104.0% (Cost $412,870)		$400,645

Written Options (h) (0.7%) (Premiums $2,282)		(2,582)

Other Assets and Liabilities (Net) (3.3%)		(12,670)

Net Assets 100.0%		$385,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Portfolio.
(c)	Institutional Class Shares of each PIMCO Fund.
(d)	Securities with an aggregate market value of $530 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Consolidated Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

(e)	Securities with an aggregate market value of $1,359 and cash of $21 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	2	$7
E-mini S&P 500 Index September Futures	Long	09/2010	275	(1,323)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	33	26
U.S. Treasury 10-Year Note September Futures	Long	09/2010	14	34
Wheat September Futures	Long	09/2010	2	(2)
Wheat September Futures	Short	09/2010	2	0

				$1,258

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Qwest Corp.	JPM	(1.000%	)	03/20/2012	1.235%	$1,000	$3	$14	$(11)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	$100	$(7)	$(7)	$0
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%	600	(11)	10	(21)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	300	(6)	(8)	2
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%	200	(4)	(7)	3
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%	200	(13)	(15)	2
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.745%	3,700	10	9	1
China Government International Bond	BCLY	1.000%	06/20/2011	0.400%	1,700	10	9	1
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%	1,400	5	0	5
JSC Gazprom	GSC	1.000%	03/20/2011	1.799%	700	(4)	(6)	2
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.612%	2,000	7	6	1
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	800	(1)	(2)	1
South Korea Government Bond	DUB	1.000%	03/20/2011	0.754%	1,400	3	5	(2)
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.796%	100	0	(1)	1

						$(11)	$(7)	$(4)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$39,480	$(71)	$(185)	$114
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	2,100	(4)	(2)	(2)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	1,470	(2)	(31)	29

						$(77)	$(218)	$141

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	57,100	$212	$163	$49

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DJUBSF3T Index	2,931	3-Month U.S. Treasury Bill rate plus a specified spread	$1,550	07/28/2010	BCLY	$(24)
Receive	DJUBSTR Index	44,809	3-Month U.S. Treasury Bill rate plus a specified spread	11,480	07/28/2010	BCLY	(167)
Receive	DJUBSTR Index	4,216	3-Month U.S. Treasury Bill rate plus a specified spread	1,080	07/28/2010	GSC	(16)
Receive	ENHGD84T Index	8,071	3-Month U.S. Treasury Bill rate plus a specified spread	2,580	07/28/2010	GSC	(38)
Receive	DJUBSF3T Index	5,692	3-Month U.S. Treasury Bill rate plus a specified spread	3,010	07/28/2010	JPM	(47)
Receive	DJUBSTR Index	12,061	3-Month U.S. Treasury Bill rate plus a specified spread	3,090	07/28/2010	JPM	(45)
Receive	DJUBSTR Index	32,982	3-Month U.S. Treasury Bill rate plus a specified spread	8,450	07/28/2010	MSC	(123)
Receive	MOTT3001 Index	8,259	3-Month U.S. Treasury Bill rate plus a specified spread	2,260	07/28/2010	MSC	(33)
Receive	MOTT3002 Index	7,229	3-Month U.S. Treasury Bill rate plus a specified spread	1,960	07/28/2010	MSC	(29)
Receive	MOTT3007 Index	2,667	3-Month U.S. Treasury Bill rate plus a specified spread	720	07/28/2010	MSC	(11)

							$(533)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.074	04/12/2011	GSC	$100	$(4)	$0	$(4)
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	200	0	0	0
Pay	NYMEX WTI Crude August Futures	0.139	07/15/2010	JPM	70	1	0	1
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	100	0	0	0

						$(3)	$0	$(3)

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the p reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(g)	Purchased options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	1	$11	$9

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	124	$153	$155
Put - CBOE S&P 500 Index December Futures	750.000	12/18/2010	348	419	696

				$572	$851

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$18,560	$210	$172
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	97	74

							$307	$246

Foreign Currency Options
Description		Exercise Price	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	USD	1.000	05/04/2011	EUR	12,500	$105	$156
Put - OTC EUR versus USD		1.000	05/22/2015		22,700	1,124	865

						$1,229	$1,021

(h)	Written options outstanding on June 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	1	$11	$10

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Consolidated Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	10	$56	$7
Put - CBOE S&P 500 Index September Futures	1,000.000	09/18/2010	341	1,380	1,654

				$1,436	$1,661

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	USD	1.000	05/22/2013	EUR	22,700	$835	$911

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	10	$71	EUR	0	$74
Sales	346	5,098		22,700	2,250
Closing Buys	(2)	(5,169)		0	(41)
Expirations	(1)	0		0	0
Exercised	(1)	0		0	(1)

Balance at 06/30/2010	352	$0	EUR	22,700	$2,282

(i)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,199	07/2010	JPM	$0	$(150)	$(150)
Sell	BRL	4,132	08/2010	GSC	0	(5)	(5)
Sell		6,325	08/2010	HSBC	0	(181)	(181)
Buy	CAD	2,064	07/2010	CITI	0	(54)	(54)
Sell		107	07/2010	UBS	6	0	6
Buy	CHF	4,699	09/2010	CITI	187	0	187
Buy	CNY	20	11/2010	BCLY	0	0	0
Buy		40	11/2010	CITI	0	0	0
Buy		101	11/2010	DUB	0	0	0
Buy		40	11/2010	MSC	0	0	0
Sell		30,402	01/2011	CITI	0	(19)	(19)
Sell	EUR	36	07/2010	BNP	0	0	0
Buy		3,224	07/2010	CITI	0	(15)	(15)
Sell		231	07/2010	CITI	8	0	8
Buy		3,831	07/2010	CSFB	0	(449)	(449)
Sell		47	08/2010	CITI	0	0	0
Buy	GBP	7,379	09/2010	BOA	89	0	89
Buy		2,370	09/2010	DUB	8	0	8
Buy	IDR	12,635,000	07/2010	BCLY	0	(5)	(5)
Sell		12,635,000	07/2010	CITI	0	(61)	(61)
Sell		12,635,000	04/2011	BCLY	6	0	6
Sell	INR	105,106	09/2010	MSC	89	0	89
Buy	JPY	749,666	07/2010	BOA	292	0	292
Buy		318,305	07/2010	DUB	68	0	68
Sell	KRW	2,608,202	07/2010	CITI	197	0	197
Sell		1,817,655	01/2011	JPM	0	(12)	(12)
Sell	MXN	29,330	09/2010	CITI	82	0	82
Sell		35,535	09/2010	MSC	0	(64)	(64)
Sell	MYR	1,782	10/2010	BCLY	0	(7)	(7)
Sell		8,026	10/2010	CITI	0	(41)	(41)
Buy	SEK	10,507	09/2010	CITI	0	(1)	(1)
Buy	TRY	3,274	07/2010	HSBC	25	0	25
Sell		3,274	07/2010	HSBC	41	0	41
Sell		3,274	10/2010	HSBC	0	(26)	(26)
Sell	TWD	25,601	01/2011	DUB	15	0	15
Sell		19,353	01/2011	JPM	2	0	2
Sell		29,792	01/2011	MSC	8	0	8
Sell		16,134	01/2011	UBS	0	0	0
Buy	ZAR	22,205	07/2010	BCLY	38	0	38
Sell		8,852	07/2010	CITI	17	0	17
Sell		13,354	07/2010	DUB	17	(24)	(7)
Sell		22,205	10/2010	BCLY	0	(36)	(36)

					$1,195	$(1,150)	$45

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$19,910	$0	$19,910
U.S. Treasury Obligations	0	1,843	0	1,843
Sovereign Issues	0	5,554	0	5,554
Mutual Funds	231,924	0	0	231,924
Exchange-Traded Funds	69,228	0	0	69,228
Short-Term Instruments	53,930	16,129	0	70,059
Purchased Options	0	2,118	9	2,127

Investments, at value	$355,082	$45,554	$9	$400,645
Financial Derivative Instruments (3)	$(1,258)	$(2,888)	$(10)	$(4,156)

Totals	$353,824	$42,666	$(1)	$396,489

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Purchased Options	$0	$11	$0	$0	$(2)	$0	$0	$9	$(2)
Financial Derivative Instruments (3)	$0	$(11)	$0	$0	$1	$0	$0	$(10)	$1

Totals	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$246	$1,022	$0	$851	$8	$2,127
Unrealized appreciation on foreign currency contracts	0	1,195	0	0	0	1,195
Unrealized appreciation on swap agreements	49	0	162	0	1	212

	$295	$2,217	$162	$851	$9	$3,534

Liabilities:
Written options outstanding	$0	$911	$0	$1,661	$10	$2,582
Variation margin payable (2)	1	0	0	120	1	122
Unrealized depreciation on foreign currency contracts	0	1,150	0	0	0	1,150
Unrealized depreciation on swap agreements	0	0	36	0	537	573

	$1	$2,061	$36	$1,781	$548	$4,427

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Consolidated Schedule of Investments  Global Multi-Asset Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$374	$0	$374
Net realized gain (loss) on futures contracts, written options and swaps	107	0	(13)	41	(1,122)	(987)
Net realized (loss) on foreign currency transactions	0	(190)	0	0	0	(190)

	$107	$(190)	$(13)	$415	$(1,122)	$(803)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(61)	$(207)	$0	$395	$(3)	$124
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	110	(76)	126	(1,617)	(539)	(1,996)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	108	0	0	0	108

	$49	$(175)	$126	$(1,222)	$(542)	$(1,764)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(1,258) as reported in the Notes to Schedule of Investments.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds with the exception of PIMCO CommodityRealReturn Strategy Fund® as defined under Important Information About the Portfolio. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommodityRealReturn Strategy Fund®, an Underlying PIMCO Fund). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

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Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to

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Notes to Financial Statements  (Cont.)

risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive

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a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount

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Notes to Financial Statements  (Cont.)

when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

6.  BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary on January 14, 2009, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of June 30, 2010, net assets of the Portfolio were approximately $385 million, of which approximately $6 million, or approximately 1.6%, represented the Portfolio’s ownership of all issued shares and voting rights of the GMA Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2010, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2010, the remaining recoverable amount to PIMCO was $53,856.

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2011, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The

waiver is reflected in the Statement of Operations as a component of Waiver by Manager. For the period ended June 30, 2010, the amount was $283,103. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Waiver by Manager. For the period ended June 30, 2010, the amount was $9,006.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

The PIMCO Global Multi-Asset Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, an affiliated open-end investment company. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2010 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain/(Loss)
PIMCO 1-3 Year U.S. Treasury Index Fund	$1,127	$0	$1,129	$0	$0	$0	$(2)
PIMCO 3-7 Year U.S. Treasury Index Fund	447	299	0	26	779	8	0
PIMCO CommodityRealReturn Strategy Fund®	0	0	0	0	0	0	0
PIMCO Emerging Local Bond Fund	1,247	26,101	0	(337)	26,999	334	0
PIMCO Emerging Markets and Infrustructure Bond Fund	1,416	21,678	0	48	23,141	277	0
PIMCO Emerging Markets Bond Fund	1,061	2,627	3,785	0	0	23	110
PIMCO EqS Pathfinder Fund™	0	35,914	0	(1,323)	34,591	0	0
PIMCO Global Advantage Strategy Bond Fund	3,120	33,665	0	(287)	36,576	195	0
PIMCO Global Bond Fund (Unhedged)	1,836	14,820	9,058	182	7,710	93	(110)
PIMCO Investment Grade Corporate Bond Fund	1,653	6,640	1,034	100	7,362	106	(15)
PIMCO Real Return Fund	0	0	0	0	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	0	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio	7,505	49,421	3,000	3	53,930	21	0
PIMCO StocksPLUS® Fund	3,899	62,512	2,500	(6,680)	57,064	2,243	18
PIMCO Total Return Fund	2,385	25,346	3,263	511	25,024	193	29
PIMCO Unconstrained Bond Fund	0	13,458	0	(1)	13,457	13	0
Totals	$25,696	$292,481	$23,769	$(7,758)	$286,633	$3,506	$30

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,719	$578	$358,640	$39,189

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Period from 04/15/2009 to 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	5,204	$61,311	1,286	$14,705
Advisor Class	25,491	300,001	2,256	26,474
Issued as reinvestment of distributions
Administrative Class	37	434	9	99
Advisor Class	137	1,616	16	191
Cost of shares redeemed
Administrative Class	(16)	(186)	(302)	(3,572)
Advisor Class	(91)	(1,052)	(112)	(1,316)
Net increase resulting from Portfolio share transactions	30,762	$362,124	3,153	$36,581

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100	*
Advisor Class	2	95

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the GMA Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future GMA Subsidiary’s income in subsequent years. However, if the GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account. As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$2,483	$(14,708)	$(12,225)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:

BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:

CDX.IG	Credit Derivatives Index - Investment Grade	ENHGD84T	Dow Jones-AIG E84 Total Return	MOTT3002	Modified Dow Jones-UBS Commodity IndexSM Total Return
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
DJUBSTR	Dow Jones-UBS Commodity Index Total Return

Other Abbreviations:

CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor's Depository Receipts
JSC	Joint Stock Company	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

Semiannual Report	June 30, 2010	25

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

26	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS33 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	82.8%
Short-Term Instruments	8.2%
Mortgage-Backed Securities	4.0%
Bank Loan Obligations	3.5%
Convertible Preferred Securities	0.6%
Other	0.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/30/98)
PIMCO High Yield Portfolio Administrative Class	4.61%	26.97%	5.30%	6.03%	5.26%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	4.53%	21.65%	6.10%	6.65%	5.63%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.76% for Administrative Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,046.15	$1,021.08
Expenses Paid During Period†	$3.80	$3.76

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by (181/365) (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to building products benefited returns as building material companies underperformed the broader high-yield index during the reporting period.

»	Security selection in the consumer cyclical sector, where automotive bonds materially outperformed the broader category, benefited relative returns during the reporting period.

»	Although the finance sector outperformed, security selection detracted from performance as bonds of high-rated banks underperformed those of high-yield banks during the reporting period.

»	An overweight to the utilities sector detracted from performance as the sector materially underperformed the broader high-yield index during the reporting period.

»	Security selection in the media sector detracted from performance as broadcasting bonds outperformed the broader high-yield index during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$7.28	$5.66	$8.05	$8.34	$8.19	$8.40
Net investment income (a)	0.27	0.55	0.54	0.56	0.56	0.54
Net realized/unrealized gain (loss) on investments	0.06	1.62	(2.35)	(0.28)	0.16	(0.21)
Total income (loss) from investment operations	0.33	2.17	(1.81)	0.28	0.72	0.33
Dividends from net investment income	(0.27)	(0.55)	(0.53)	(0.57)	(0.57)	(0.54)
Distributions from net realized capital gains	0.00	0.00	(0.02)	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	0.00
Total distributions	(0.27)	(0.55)	(0.58)	(0.57)	(0.57)	(0.54)
Net asset value end of year or period	$7.34	$7.28	$5.66	$8.05	$8.34	$8.19
Total return	4.61%	40.26%	(23.51)%	3.50%	9.08%	4.11%
Net assets end of year or period (000s)	$514,467	$531,066	$318,753	$452,291	$516,823	$460,926
Ratio of expenses to average net assets	0.75%*	0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	7.43%*	8.56%	7.53%	6.83%	6.90%	6.50%
Portfolio turnover rate	38%	181%	313%	131%	81%	109%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$490,751
Investments in Affiliates, at value	41,330
Repurchase agreements, at value	525
Cash	1,288
Foreign currency, at value	945
Receivable for investments sold	973
Receivable for Portfolio shares sold	285
Interest and dividends receivable	8,295
Dividends receivable from Affiliates	11
Variation margin receivable	8
Swap premiums paid	69
Unrealized appreciation on foreign currency contracts	1,804
Unrealized appreciation on swap agreements	2,498
548,782

Liabilities:
Payable for investments purchased	$5,136
Payable for investments in Affiliates purchased	11
Payable for Portfolio shares redeemed	10,702
Deposits from counterparty	2,370
Accrued related party fees	297
Swap premiums received	3,206
Unrealized depreciation on foreign currency contracts	94
Unrealized depreciation on swap agreements	1,179
22,995

Net Assets	$525,787

Net Assets Consist of:
Paid in capital	$551,783
(Overdistributed) net investment income	(4,188)
Accumulated undistributed net realized (loss)	(37,996)
Net unrealized appreciation	16,188
$525,787

Net Assets:
Institutional Class	$3,250
Administrative Class	514,467
Advisor Class	8,070

Shares Issued and Outstanding:
Institutional Class	443
Administrative Class	70,099
Advisor Class	1,099

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.34
Administrative Class	7.34
Advisor Class	7.34

Cost of Investments Owned	$479,145
Cost of Investments in Affiliates Owned	$41,328
Cost of Repurchase Agreements Owned	$525
Cost of Foreign Currency Held	$943
Premiums Received on Written Options	$263

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$21,518
Dividends	212
Dividends from Affiliate investments	25
Miscellaneous income	2
Total Income	21,757

Expenses:
Investment advisory fees	655
Supervisory and administrative fees	917
Servicing fees – Administrative Class	386
Distribution and/or servicing fees – Advisor Class	9
Trustees’ fees	4
Total Expenses	1,971

Net Investment Income	19,786

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	12,897
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts, written options and swaps	4,929
Net realized gain on foreign currency transactions	2,897
Net change in unrealized (depreciation) on investments	(13,063)
Net change in unrealized appreciation on Affiliate investments	2
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,587)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	960
Net Gain	5,038

Net Increase in Net Assets Resulting from Operations	$24,824

Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$19,786	$34,862
Net realized gain (loss)	20,723	(42,163)
Net realized gain on Affiliate investments	3	24
Net change in unrealized appreciation (depreciation)	(15,690)	148,009
Net change in unrealized appreciation on Affiliate investments	2	0
Net increase resulting from operations	24,824	140,732

Distributions to Shareholders:
From net investment income
Institutional Class	(118)	(228)
Administrative Class	(19,502)	(34,817)
Advisor Class	(252)	(267)
Tax basis return of capital
Institutional Class	0	(1)
Administrative Class	0	(241)
Advisor Class	0	(2)

Total Distributions	(19,872)	(35,556)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	219	1,223
Administrative Class	200,017	280,287
Advisor Class	17,273	12,112
Issued as reinvestment of distributions
Institutional Class	118	229
Administrative Class	19,502	34,816
Advisor Class	252	268
Cost of shares redeemed
Institutional Class	(400)	(834)
Administrative Class	(241,107)	(206,405)
Advisor Class	(17,153)	(7,375)
Net increase (decrease) resulting from Portfolio share transactions	(21,279)	114,321

Total Increase (Decrease) in Net Assets	(16,327)	219,497

Net Assets:
Beginning of period	542,114	322,617
End of period*	$525,787	$542,114

*Including (overdistributed) net investment income of:	$(4,188)	$(4,102)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  High Yield Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.5%

American General Finance Corp.
7.250% due 04/21/2015		$1,750	$1,706

CIT Group, Inc.
9.500% due 01/20/2012		1,452	1,487

CSC Holdings LLC
10.500% due 08/01/2013		500	525

First Data Corp.
3.097% due 09/24/2014		975	822

Ford Motor Co.
3.310% due 12/15/2013		1,605	1,520
3.350% due 12/15/2013		1,776	1,681

Ineos Group Holdings PLC
7.001% due 10/07/2012		143	140

Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		11,413	8,430
4.033% due 10/10/2014		58	43

Tribune Co.
5.000% due 06/04/2024 (a)		282	171
5.250% due 06/04/2014 (a)		1,358	817

UPC Holding BV
4.178% due 12/31/2016	EUR	547	606
4.995% due 12/31/2017		395	439

Total Bank Loan Obligations (Cost $19,648)			18,387

CORPORATE BONDS & NOTES 83.9%

BANKING & FINANCE 24.3%

AES Ironwood LLC
8.857% due 11/30/2025		$2,274	2,183

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		250	252

Ally Financial, Inc.
6.625% due 05/15/2012		1,225	1,222
6.750% due 12/01/2014		100	97
6.875% due 09/15/2011		2,600	2,649
8.000% due 03/15/2020		1,500	1,470
8.000% due 11/01/2031		2,525	2,328
8.300% due 02/12/2015		1,250	1,269

American International Group, Inc.
0.794% due 04/26/2011	EUR	1,400	1,645
5.450% due 05/18/2017		$1,875	1,673
5.850% due 01/16/2018		1,200	1,078
5.950% due 10/04/2010	GBP	1,000	1,500
8.175% due 05/15/2068		$900	718
8.250% due 08/15/2018		4,000	4,070
8.625% due 05/22/2038	GBP	1,000	1,136

BAC Capital Trust VI
5.625% due 03/08/2035		$500	423

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	200	205

BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	2,971

Bank of America Corp.
8.125% due 12/29/2049		200	193

Barclays Bank PLC
7.434% due 09/29/2049		1,750	1,575
14.000% due 11/29/2049	GBP	1,750	3,268

Capital One Capital V
10.250% due 08/15/2039		$3,600	3,820

CIT Group, Inc.
7.000% due 05/01/2013		1,350	1,300
7.000% due 05/01/2014		2,000	1,895
7.000% due 05/01/2015		1,000	927
7.000% due 05/01/2016		2,500	2,294
7.000% due 05/01/2017		876	793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2057		$725	$710

Citigroup, Inc.
8.125% due 07/15/2039		1,500	1,797

Countrywide Capital III
8.050% due 06/15/2027		1,800	1,791

Credit Agricole S.A.
8.375% due 10/29/2049		1,800	1,710

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,393	2,441

Ford Motor Credit Co. LLC
3.048% due 01/13/2012		1,500	1,459
7.000% due 10/01/2013		1,525	1,556
7.500% due 08/01/2012		300	307
8.000% due 06/01/2014		4,000	4,133
8.000% due 12/15/2016		3,425	3,508
8.125% due 01/15/2020		1,500	1,535
9.875% due 08/10/2011		1,000	1,053
12.000% due 05/15/2015		250	290

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	844

HBOS PLC
6.750% due 05/21/2018		1,000	938

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	255

Ineos Finance PLC
9.000% due 05/15/2015		750	752
9.250% due 05/15/2015	EUR	475	579

International Lease Finance Corp.
5.350% due 03/01/2012		$2,300	2,185
5.400% due 02/15/2012		2,300	2,191
5.625% due 09/15/2010		800	801
5.750% due 06/15/2011		2,500	2,466
5.875% due 05/01/2013		300	278
6.625% due 11/15/2013		5,625	5,245
8.625% due 09/15/2015		250	238
8.750% due 03/15/2017		1,075	1,021

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	400	440

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	446
7.625% due 10/14/2020		200	190
7.867% due 12/17/2019	GBP	250	297
7.875% due 11/01/2020		$2,300	1,874
11.040% due 03/19/2020	GBP	150	221

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$7,500	1,500
3.151% due 04/04/2016 (a)		400	80
6.625% due 01/18/2012 (a)		125	25
6.750% due 12/28/2017 (a)		1,250	2
6.875% due 05/02/2018 (a)		500	104
7.500% due 05/11/2038 (a)		1,025	2

NSG Holdings LLC
7.750% due 12/15/2025		2,125	1,881

Rabobank Nederland NV
11.000% due 06/29/2049		6,075	7,533

RBS Capital Trust A
6.467% due 12/29/2049	EUR	350	229

Regions Bank
7.500% due 05/15/2018		$1,500	1,526

Regions Financial Corp.
0.707% due 06/26/2012		1,000	942
7.375% due 12/10/2037		3,000	2,594

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016	EUR	1,500	1,692
8.500% due 05/15/2018		$2,175	2,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	469	$678
6.990% due 10/29/2049		$250	164
7.640% due 03/29/2049		2,200	1,270

SLM Corp.
0.546% due 10/25/2011		1,350	1,279
0.616% due 01/27/2014		1,025	846
4.141% due 01/31/2014		400	334
5.000% due 06/15/2018		450	361
5.050% due 11/14/2014		100	90
5.125% due 08/27/2012		325	320
5.375% due 05/15/2014		300	275
8.000% due 03/25/2020		1,000	880
8.450% due 06/15/2018		1,625	1,503

Societe Generale
5.922% due 04/29/2049		350	266

Tenneco, Inc.
8.125% due 11/15/2015		250	252

UBS AG
7.152% due 12/29/2049	EUR	600	664

UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	573

Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	858

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,309

Ventas Realty LP
6.500% due 06/01/2016		$100	102

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		650	642

Wells Fargo Capital XIII
7.700% due 12/29/2049		3,000	3,045

Wells Fargo Capital XV
9.750% due 09/29/2049		1,500	1,612

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,366

			127,449

INDUSTRIALS 49.8%

Actuant Corp.
6.875% due 06/15/2017		$300	294

Allison Transmission, Inc.
11.000% due 11/01/2015		1,455	1,531

American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011		100	102

American Renal Holdings
8.375% due 05/15/2018		425	423

American Stores Co.
7.100% due 03/20/2028		50	39
8.000% due 06/01/2026		1,375	1,176

AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,805
7.250% due 05/20/2015		1,050	1,055

Anadarko Petroleum Corp.
5.950% due 09/15/2016		$500	431
6.200% due 03/15/2040		250	199
6.450% due 09/15/2036		500	399

Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	1,500	1,926
8.875% due 05/01/2016		$675	697

ARAMARK Corp.
3.844% due 02/01/2015		1,225	1,133
8.500% due 02/01/2015		1,000	1,015

ArvinMeritor, Inc.
8.125% due 09/15/2015		1,840	1,776

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  High Yield Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 03/01/2012		$523	$554
10.625% due 03/15/2018		500	532

Ball Corp.
6.750% due 09/15/2020		575	584

Bausch & Lomb, Inc.
9.875% due 11/01/2015		750	774

Berry Plastics Corp.
5.053% due 02/15/2015		1,625	1,548
8.875% due 09/15/2014		1,000	968
9.500% due 05/15/2018		1,500	1,380

Biomet, Inc.
10.000% due 10/15/2017		250	270
10.375% due 10/15/2017 (c)		5,865	6,334
11.625% due 10/15/2017		3,250	3,534

Bombardier, Inc.
7.250% due 11/15/2016	EUR	400	511

Brocade Communications Systems, Inc.
6.625% due 01/15/2018		$1,000	998
6.875% due 01/15/2020		1,000	998

Building Materials Corp. of America
7.000% due 02/15/2020		900	896
7.500% due 03/15/2020		350	346

Cablevision Systems Corp.
7.750% due 04/15/2018		325	327
8.000% due 04/15/2020		200	204

Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,012

Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,266

CC Holdings GS V LLC
7.750% due 05/01/2017		750	797

CCO Holdings LLC
7.875% due 04/30/2018		2,000	2,020

CF Industries, Inc.
6.875% due 05/01/2018		1,500	1,530
7.125% due 05/01/2020		1,000	1,028

Chart Industries, Inc.
9.125% due 10/15/2015		425	428

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	625	722
7.000% due 08/15/2014		$250	255
7.250% due 12/15/2018		350	363
9.500% due 02/15/2015		4,500	4,995

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		500	479
7.750% due 05/15/2017		500	476
9.500% due 05/15/2016		1,325	1,352

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,000	3,025

Cognis GmbH
2.719% due 09/15/2013	EUR	500	604
9.500% due 05/15/2014		500	644

Community Health Systems, Inc.
8.875% due 07/15/2015		$5,000	5,169

Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,427
8.250% due 04/01/2020		750	786

Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,528

Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 12/15/2015		204	191

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)		334	326

Continental Resources, Inc.
7.375% due 10/01/2020		250	247
8.250% due 10/01/2019		50	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	$575	$582

Crown Americas LLC
7.625% due 05/15/2017	2,050	2,132

Crown Castle International Corp.
7.125% due 11/01/2019	50	49

CSC Holdings LLC
7.625% due 04/01/2011	1,650	1,700
7.625% due 07/15/2018	2,000	2,032
7.875% due 02/15/2018	3,300	3,382
8.500% due 04/15/2014	400	419
8.500% due 06/15/2015	725	756
8.625% due 02/15/2019	1,550	1,637

DaVita, Inc.
6.625% due 03/15/2013	692	696
7.250% due 03/15/2015	1,000	1,005

Delta Air Lines, Inc.
9.500% due 09/15/2014	1,000	1,055

Denbury Resources, Inc.
8.250% due 02/15/2020	1,000	1,050

Digicel Group Ltd.
10.500% due 04/15/2018	1,000	1,036

Digicel Ltd.
8.250% due 09/01/2017	2,000	1,990

DISH DBS Corp.
6.625% due 10/01/2014	1,175	1,178
7.000% due 10/01/2013	175	181
7.125% due 02/01/2016	4,055	4,085
7.750% due 05/31/2015	690	714
7.875% due 09/01/2019	150	157

Diversey, Inc.
8.250% due 11/15/2019	750	776

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	202

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	207	207

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,150	1,012

El Paso Corp.
7.000% due 06/15/2017	475	475
7.250% due 06/01/2018	500	504
7.800% due 08/01/2031	1,150	1,144
8.050% due 10/15/2030	780	776

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,000

Equinix, Inc.
8.125% due 03/01/2018	500	514

First Data Corp.
9.875% due 09/24/2015	2,525	1,932

Ford Motor Co.
9.215% due 09/15/2021	200	200

Forest Oil Corp.
7.250% due 06/15/2019	1,125	1,091
8.500% due 02/15/2014	1,000	1,048

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	555	603
8.375% due 04/01/2017	2,130	2,346

Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,269
7.125% due 01/15/2017	375	384
7.250% due 06/01/2028	150	149
7.375% due 12/01/2025	4,520	4,565
7.700% due 06/15/2015	800	838
8.000% due 01/15/2024	1,775	1,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 05/01/2016		$2,025	$2,169
8.875% due 05/15/2031		200	218

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		325	336
10.500% due 05/15/2016		950	1,038

Harrah's Operating Co., Inc.
10.000% due 12/15/2018		2,250	1,856
11.250% due 06/01/2017		1,350	1,428

HCA, Inc.
7.190% due 11/15/2015		180	161
7.250% due 09/15/2020		2,475	2,500
8.500% due 04/15/2019		800	852
9.250% due 11/15/2016		4,000	4,250
9.625% due 11/15/2016 (c)		5,450	5,845
9.875% due 02/15/2017		1,275	1,377

HeidelbergCement AG
8.500% due 10/31/2019	EUR	1,000	1,238

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$1,250	1,134

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	750	672

Insight Communications Co., Inc.
9.375% due 07/15/2018 (b)		$700	700

Intelsat Corp.
9.250% due 08/15/2014		1,000	1,028
9.250% due 06/15/2016		1,350	1,424

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		750	761
9.500% due 06/15/2016		3,000	3,165
11.250% due 06/15/2016		500	535

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,018
11.500% due 02/04/2017 (c)		978	981

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		50	51

Intergen NV
9.000% due 06/30/2017		2,680	2,680

Jarden Corp.
7.500% due 05/01/2017		1,500	1,478

JC Penney Corp., Inc.
7.125% due 11/15/2023		175	186
7.950% due 04/01/2017		950	1,059

JET Equipment Trust
7.630% due 08/15/2012 (a)		55	33

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		160	165

Kansas City Southern Railway
8.000% due 06/01/2015		200	207

Kerling PLC
10.625% due 01/28/2017	EUR	450	558

LBI Escrow Corp.
8.000% due 11/01/2017		$2,500	2,581

Legrand France S.A.
8.500% due 02/15/2025		750	912

Lender Processing Services, Inc.
8.125% due 07/01/2016		275	291

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	695	489

Linn Energy LLC
8.625% due 04/15/2020		$950	977

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	999

McClatchy Co.
11.500% due 02/15/2017		700	714

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McJunkin Red Man Corp.
9.500% due 12/15/2016	$1,500	$1,462

MGM Resorts International
6.625% due 07/15/2015	300	238
6.875% due 04/01/2016	450	362
7.500% due 06/01/2016	1,250	991
9.000% due 03/15/2020	750	774
10.375% due 05/15/2014	250	273
11.125% due 11/15/2017	1,000	1,108
13.000% due 11/15/2013	350	405

Michael Foods, Inc.
9.750% due 07/15/2018	2,000	2,065

Mylan, Inc.
7.625% due 07/15/2017	700	718
7.875% due 07/15/2020	2,000	2,050

Nalco Co.
8.875% due 11/15/2013	875	901

New Albertson's, Inc.
7.450% due 08/01/2029	1,415	1,182

Newfield Exploration Co.
6.625% due 09/01/2014	100	101
6.875% due 02/01/2020	1,050	1,024
7.125% due 05/15/2018	1,075	1,070

NFR Energy LLC
9.750% due 02/15/2017	1,500	1,455

Nielsen Finance LLC
0.000% due 08/01/2016 (f)	750	718
11.500% due 05/01/2016	1,000	1,098

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	765	604
10.125% due 07/15/2013 (a)	795	646

Novelis, Inc.
7.250% due 02/15/2015	2,500	2,425

NPC International, Inc.
9.500% due 05/01/2014	1,275	1,281

NXP BV Funding LLC
7.875% due 10/15/2014	1,500	1,384

OPTI Canada, Inc.
7.875% due 12/15/2014	375	328
8.250% due 12/15/2014	1,280	1,120

Oshkosh Corp.
8.250% due 03/01/2017	175	183
8.500% due 03/01/2020	175	183

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	100	102

Phillips-Van Heusen Corp.
7.375% due 05/15/2020	825	836

Pinnacle Entertainment, Inc.
8.625% due 08/01/2017	750	776

Pinnacle Foods Finance LLC
9.250% due 04/01/2015	3,050	3,126

Plains Exploration & Production Co.
7.000% due 03/15/2017	500	480
7.625% due 04/01/2020	1,500	1,462

Quebecor Media, Inc.
7.750% due 03/15/2016	2,650	2,610

Quicksilver Resources, Inc.
9.125% due 08/15/2019	3,150	3,213
11.750% due 01/01/2016	525	581

Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)	1,500	1,511

QVC, Inc.
7.375% due 10/15/2020	1,000	977
7.500% due 10/01/2019	1,000	988

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		$950	$917

Range Resources Corp.
7.500% due 10/01/2017		275	279

RBS Global, Inc.
8.500% due 05/01/2018		3,000	2,925

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,544

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		2,925	2,856
9.875% due 05/15/2016		150	153

Scotts Miracle-Gro Co.
7.250% due 01/15/2018		150	152

Sensata Technologies BV
8.000% due 05/01/2014		1,288	1,343

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	124

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	446

Solutia, Inc.
7.875% due 03/15/2020		1,000	1,002

Sonat, Inc.
7.000% due 02/01/2018		500	496
7.625% due 07/15/2011		1,450	1,503

Southern Natural Gas Co.
5.900% due 04/01/2017		175	186

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,425	1,471

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		925	930

Steel Dynamics, Inc.
7.625% due 03/15/2020		175	175

Suburban Propane Partners LP
7.375% due 03/15/2020		275	280

SunGard Data Systems, Inc.
9.125% due 08/15/2013		3,501	3,575
10.625% due 05/15/2015		525	564

SUPERVALU, Inc.
8.000% due 05/01/2016		375	373

Teck Resources Ltd.
9.750% due 05/15/2014		500	592
10.750% due 05/15/2019		3,000	3,681

Tenet Healthcare Corp.
8.875% due 07/01/2019		2,000	2,130

Thermon Industries, Inc.
9.500% due 05/01/2017		450	459

TransCanada Pipelines Ltd.
6.350% due 05/15/2067		1,525	1,361

TransDigm, Inc.
7.750% due 07/15/2014		1,500	1,511

TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	780

TRW Automotive, Inc.
7.000% due 03/15/2014		1,350	1,343
7.250% due 03/15/2017		1,330	1,297

United Airlines, Inc.
9.750% due 01/15/2017		1,000	1,067

UPC Holding BV
7.750% due 01/15/2014	EUR	1,000	1,189
8.000% due 11/01/2016		500	584

Valeant Pharmaceuticals International
7.625% due 03/15/2020		$550	652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018 (b)		$1,550	$1,500

Videotron Ltee
9.125% due 04/15/2018		500	545

Visant Corp.
7.625% due 10/01/2012		250	251

Visant Holding Corp.
8.750% due 12/01/2013		500	507

West Corp.
9.500% due 10/15/2014		1,000	1,010

Williams Cos., Inc.
7.750% due 06/15/2031		148	160
7.875% due 09/01/2021		426	490

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	900	1,111
11.750% due 07/15/2017		$3,650	3,759

Windstream Corp.
7.000% due 03/15/2019		300	278
7.875% due 11/01/2017		400	392
8.625% due 08/01/2016		2,985	3,022

WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,605

Wynn Las Vegas LLC
6.625% due 12/01/2014		1,175	1,184

			261,873

UTILITIES 9.8%

AES Corp.
7.750% due 10/15/2015		1,505	1,531
8.000% due 06/01/2020		1,100	1,111
8.875% due 02/15/2011		500	514
9.750% due 04/15/2016		700	756

AES Red Oak LLC
8.540% due 11/30/2019		1,174	1,165
9.200% due 11/30/2029		100	98

Berry Petroleum Co.
10.250% due 06/01/2014		1,025	1,107

CMS Energy Corp.
6.250% due 02/01/2020		250	239
8.750% due 06/15/2019		300	333

Frontier Communications Corp.
6.625% due 03/15/2015		1,000	970
7.000% due 11/01/2025		725	618
7.125% due 03/15/2019		1,125	1,046
7.450% due 07/01/2035		250	196
8.250% due 05/01/2014		550	573
9.000% due 08/15/2031		1,025	956

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)		750	17
10.889% due 05/01/2013 (a)		950	21

Homer City Funding LLC
8.734% due 10/01/2026		708	655

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		3,025	2,904

Kinder Morgan, Inc.
5.150% due 03/01/2015		250	239

Midwest Generation LLC
8.560% due 01/02/2016		3,180	3,140

New Communications Holdings, Inc.
7.875% due 04/15/2015		550	557
8.250% due 04/15/2017		275	277
8.500% due 04/15/2020		275	277

Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,111

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.250% due 02/01/2014	$750	$762
7.375% due 02/01/2016	6,000	5,985
7.375% due 01/15/2017	2,075	2,060
8.500% due 06/15/2019	50	51

Qwest Communications International, Inc.
7.125% due 04/01/2018	1,250	1,253
7.500% due 02/15/2014	897	904

Qwest Corp.
7.875% due 09/01/2011	725	758

Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	289	301
9.681% due 07/02/2026	300	312

RRI Energy, Inc.
7.875% due 06/15/2017	375	356

Sithe Independence Funding Corp.
9.000% due 12/30/2013	314	320

Sprint Capital Corp.
6.900% due 05/01/2019	4,000	3,640
8.375% due 03/15/2012	325	343
8.750% due 03/15/2032	950	912

Sprint Nextel Corp.
6.000% due 12/01/2016	4,730	4,269
8.375% due 08/15/2017	1,500	1,508

Telesat LLC
11.000% due 11/01/2015	2,140	2,322
12.500% due 11/01/2017	400	450

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,911	1,920

Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (c)	446	288

TW Telecom Holdings, Inc.
8.000% due 03/01/2018	450	461

Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,122

		51,708

Total Corporate Bonds & Notes (Cost $429,557)		441,030

CONVERTIBLE BONDS & NOTES 0.4%

Nortel Networks Corp.
2.125% due 04/15/2014 (a)	1,000	782

Transocean, Inc.
1.500% due 12/15/2037	1,500	1,249

Total Convertible Bonds & Notes (Cost $2,257)		2,031

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	22

Total Municipal Bonds & Notes (Cost $38)		22

MORTGAGE-BACKED SECURITIES 4.1%

American Home Mortgage Assets
0.537% due 05/25/2046	141	76
0.537% due 09/25/2046	52	24
0.557% due 10/25/2046	125	63
1.332% due 11/25/2046	631	290
6.250% due 06/25/2037	363	210

American Home Mortgage Investment Trust
5.660% due 09/25/2045	39	33

Banc of America Alternative Loan Trust
0.747% due 05/25/2035	193	136

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
2.716% due 01/25/2035	$13	$10
5.625% due 11/25/2036	1,393	818
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034	19	19
5.604% due 07/25/2046	54	37

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	279	146
0.537% due 09/25/2046	77	42
0.542% due 12/20/2046	351	174
0.558% due 03/20/2046	155	81
0.558% due 07/20/2046	125	49
0.578% due 05/20/2046	230	100
0.670% due 11/20/2035	49	28
0.717% due 02/25/2037	618	216
1.412% due 12/25/2035	282	161
5.593% due 10/25/2035	109	76
5.787% due 02/25/2037	132	93
6.000% due 01/25/2037	207	137

Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	118	64
5.663% due 05/20/2036	823	480
6.000% due 05/25/2036	761	671

Downey Savings & Loan Association Mortgage Loan Trust
0.598% due 03/19/2045	41	25

First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	139	101
6.000% due 05/25/2036	272	211

GSR Mortgage Loan Trust
2.918% due 05/25/2035	2,991	2,099
3.342% due 04/25/2035	17	14
5.034% due 01/25/2036	57	47
5.750% due 03/25/2036	690	596

Harborview Mortgage Loan Trust
0.528% due 07/19/2046	129	73
0.548% due 09/19/2046	51	28
0.588% due 03/19/2036	1,110	598
1.262% due 12/19/2036	55	24
5.750% due 08/19/2036	108	76

Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047	77	35
6.000% due 07/25/2037	1,400	893

Indymac INDA Mortgage Loan Trust
5.634% due 03/25/2037	2,837	2,177

Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046	108	58
0.547% due 06/25/2047	47	25
3.153% due 08/25/2035	226	170
5.185% due 09/25/2035	163	119
5.383% due 11/25/2035	451	348
5.559% due 05/25/2036	4,749	3,676

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	41	39

Luminent Mortgage Trust
0.517% due 12/25/2036	69	41
0.527% due 12/25/2036	53	30

MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	38	20

Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	63	46

Residential Accredit Loans, Inc.
0.507% due 01/25/2037	2,441	1,384
0.677% due 03/25/2037	395	142
3.004% due 03/25/2035	61	42
3.341% due 02/25/2035	79	54
5.500% due 02/25/2036	822	531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
0.747% due 01/25/2046	$563	$254
5.500% due 12/25/2035	1,385	1,099
6.000% due 05/25/2037	307	237

Structured Asset Mortgage Investments, Inc.
0.527% due 09/25/2047	78	41
0.537% due 07/25/2046	139	78
0.567% due 05/25/2046	57	28
0.567% due 09/25/2047	1,000	290
0.657% due 09/25/2045	124	72

SunTrust Alternative Loan Trust
0.697% due 04/25/2036	196	58

WaMu Mortgage Pass-Through Certificates
1.121% due 02/25/2047	130	75
1.121% due 03/25/2047	138	76
1.181% due 04/25/2047	69	41
1.241% due 12/25/2046	63	37
5.197% due 01/25/2037	61	44
5.517% due 12/25/2036	841	617
5.693% due 10/25/2036	479	373
5.795% due 02/25/2037	63	45
5.871% due 09/25/2036	53	41

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.391% due 05/25/2046	54	29

Total Mortgage-Backed Securities (Cost $20,021)		21,491

ASSET-BACKED SECURITIES 0.1%

Argent Securities, Inc.
1.397% due 12/25/2033	319	259

Credit-Based Asset Servicing & Securitization LLC
0.417% due 01/25/2037	127	60

GSAMP Trust
0.497% due 08/25/2036	100	44

Lehman XS Trust
0.597% due 08/25/2046	256	0

MASTR Asset-Backed Securities Trust
0.557% due 11/25/2036	100	40

Mid-State Trust
7.791% due 03/15/2038	28	26

Morgan Stanley ABS Capital I
0.487% due 05/25/2037	100	40

Structured Asset Securities Corp.
0.497% due 05/25/2037	163	136
0.647% due 06/25/2035	413	166

Total Asset-Backed Securities (Cost $930)		771

	SHARES
COMMON STOCKS 0.3%

Dex One Corp. (d)	68,269	1,297

SemGroup Corp. 'A' (d)	7,116	174

Total Common Stocks (Cost $2,301)		1,471

WARRANTS 0.0%

SemGroup Corp. - Exp. 11/30/2014	7,490	45

Total Warrants (Cost $34)		45

CONVERTIBLE PREFERRED SECURITIES 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	2,992

Total Convertible Preferred Securities (Cost $1,979)		2,992

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%

ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	$800	$535

Total Preferred Stocks (Cost $404)		535

SHORT-TERM INSTRUMENTS 8.4%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2010	525	525

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $536. Repurchase proceeds are $525.)

U.S. TREASURY BILLS 0.4%
0.188% due 07/29/2010 - 09/02/2010 (e)(h)(j)	1,976	1,976

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 7.9%
4,127,254	$41,330

Total Short-Term Instruments (Cost $43,829)	43,831

Total Investments 101.3% (Cost $520,998)	$532,606

Written Options (l) (0.0%) (Premiums $263)	0

Other Assets and Liabilities (Net) (1.3%)	(6,819)

Net Assets 100.0%	$525,787

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average yield.
(f)	Security becomes interest bearing at a future date.
(g)	Affiliated to the Portfolio.
(h)	Securities with an aggregate market value of $1,614 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $974 at a weighted average interest rate of -0.785%. On June 30, 2010, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $362 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	180	$641
90-Day Eurodollar September Futures	Long	09/2010	244	665

				$1,306

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	5.056%	$1,000	$0	$(94)	$94
Ally Financial, Inc.	DUB	5.000%	03/20/2012	4.191%	200	3	(31)	34
Ally Financial, Inc.	MSC	6.560%	12/20/2012	4.586%	1,500	68	0	68
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.629%	1,900	5	0	5
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	5.328%	200	(2)	(18)	16
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.954%	1,150	3	(105)	108
El Paso Corp.	CSFB	5.000%	12/20/2014	3.504%	2,500	153	(75)	228
El Paso Corp.	GSC	5.000%	09/20/2014	3.337%	3,000	195	(285)	480
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.392%	550	54	(56)	110
HCA, Inc.	BOA	5.000%	03/20/2014	2.764%	1,000	70	(150)	220
Indonesia Government International Bond	RBS	1.580%	09/20/2010	0.915%	1,000	2	0	2
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.582%	1,900	8	0	8
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.582%	1,100	4	0	4
NRG Energy, Inc.	GSC	4.200%	09/20/2013	3.540%	100	2	0	2
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.868%	600	22	0	22
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.539%	1,100	(57)	(121)	64
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.539%	100	(5)	(14)	9
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%	300	(17)	(56)	39
RRI Energy, Inc.	MSC	5.000%	12/20/2014	6.769%	300	(19)	(30)	11
SLM Corp.	BCLY	5.000%	12/20/2013	5.754%	650	(14)	(72)	58
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	5,000	54	(216)	270
SLM Corp.	BOA	5.000%	09/20/2014	5.945%	800	(25)	(112)	87
SLM Corp.	DUB	5.000%	06/20/2012	5.098%	500	0	(65)	65
SLM Corp.	DUB	5.000%	09/20/2014	5.945%	300	(9)	(34)	25

						$495	$(1,534)	$2,029

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$988	$(570)	$(692)	$122
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	3,500	80	0	80
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	578	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	16	0	16
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	10,000	(533)	(443)	(90)
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015	10,000	(534)	(375)	(159)

					$(1,540)	$(1,510)	$(30)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(768)	$(76)	$(692)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(74)	(24)	(50)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(213)	(25)	(188)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	88	12	76
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	107	8	99
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	87	12	75

							$(773)	$(93)	$(680)

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$22,000	$232	$0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	31	0

							$263	$0

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	139	$110,800	$1,019
Sales	70	0	16
Closing Buys	(209)	(84,800)	(772)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$26,000	$263

(m)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$321	$326	0.06%

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(n)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,539	08/2010	GSC	$2	$0	$2
Buy	CNY	869	11/2010	BCLY	0	(3)	(3)
Buy		1,400	11/2010	CITI	0	(4)	(4)
Buy		3,616	11/2010	DUB	0	(12)	(12)
Buy		1,429	11/2010	MSC	0	(5)	(5)
Buy		797	01/2011	BOA	0	(2)	(2)
Buy		1,008	01/2011	CITI	0	(1)	(1)
Buy		2,307	01/2011	DUB	0	(2)	(2)
Buy		1,461	01/2011	MSC	0	(3)	(3)
Sell	EUR	15,150	07/2010	BCLY	1,752	0	1,752
Sell		705	07/2010	BNP	29	0	29
Sell		815	07/2010	BOA	9	0	9
Sell		379	07/2010	DUB	1	0	1
Sell		588	07/2010	MSC	5	(4)	1
Sell		579	08/2010	CITI	6	0	6
Sell	GBP	4,877	09/2010	BOA	0	(58)	(58)

					$1,804	$(94)	$1,710

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$18,387	$0	$18,387
Corporate Bonds & Notes	0	440,671	359	441,030
Convertible Bonds & Notes	0	2,031	0	2,031
Municipal Bonds & Notes	0	22	0	22
Mortgage-Backed Securities	0	21,491	0	21,491
Asset-Backed Securities	0	771	0	771
Common Stocks	1,297	0	174	1,471
Warrants	0	0	45	45
Convertible Preferred Securities	2,992	0	0	2,992
Preferred Stocks	0	535	0	535
Short-Term Instruments	41,330	2,501	0	43,831

Investments, at value	$45,619	$486,409	$578	$532,606
Financial Derivative Instruments (3)	$1,306	$3,029	$0	$4,335

Totals	$46,925	$489,438	$578	$536,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$630	$(368)	$10	$(18)	$105	$0	$0	$359	$15
Asset-Backed Securities	3,673	(3,734)	24	105	(68)	0	0	0	0
Common Stocks	183	0	0	0	(9)	0	0	174	(9)
Warrants	33	0	0	0	12	0	0	45	12

Investments, at value	$4,519	$(4,102)	$34	$87	$40	$0	$0	$578	$18

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  High Yield Portfolio  (Cont.)

June 30, 2010 (Unaudited)

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$8	$0	$0	$0	$0	$8
Unrealized appreciation on foreign currency contracts	0	1,804	0	0	0	1,804
Unrealized appreciation on swap agreements	249	0	2,249	0	0	2,498

	$257	$1,804	$2,249	$0	$0	$4,310

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$94	$0	$0	$0	$94
Unrealized depreciation on swap agreements	929	0	250	0	0	1,179

	$929	$94	$250	$0	$0	$1,273

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,421	$0	$3,508	$0	$0	$4,929
Net realized gain on foreign currency transactions	0	3,037	0	0	0	3,037

	$1,421	$3,037	$3,508	$0	$0	$7,966

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$240	$0	$(3,827)	$0	$0	$(3,587)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	943	0	0	0	943

	$240	$943	$(3,827)	$0	$0	$(2,644)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,306 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations,

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commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2010 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States Government. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

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Notes to Financial Statements  (Cont.)

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is

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mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

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Notes to Financial Statements  (Cont.)

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the

Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 0	$ 136,325	$ 95,000	$ 2	$ 41,330	$ 25	$ 3

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,249	$1,368	$190,864	$225,526

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	30	$219	196	$1,223
Administrative Class	27,032	200,017	45,120	280,287
Advisor Class	2,321	17,273	1,868	12,112
Issued as reinvestment of distributions
Institutional Class	16	118	35	229
Administrative Class	2,627	19,502	5,396	34,816
Advisor Class	34	252	40	268
Cost of shares redeemed
Institutional Class	(54)	(400)	(132)	(834)
Administrative Class	(32,495)	(241,107)	(33,921)	(206,405)
Advisor Class	(2,322)	(17,153)	(1,173)	(7,375)
Net increase (decrease) resulting from Portfolio share transactions	(2,811)	$(21,279)	17,429	$114,321

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	5	78	*
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$28,204	$ (16,596)	$11,608

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS35 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	82.8%
Short-Term Instruments	8.2%
Mortgage-Backed Securities	4.0%
Bank Loan Obligations	3.5%
Convertible Preferred Securities	0.6%
Other	0.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (07/01/02)
PIMCO High Yield Portfolio Institutional Class	4.69%	27.16%	5.46%	8.05%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	4.53%	21.65%	6.10%	8.45%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.61% for Institutional Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,046.91	$1,021.82
Expenses Paid During Period†	$3.05	$3.01

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to building products benefited returns as building material companies underperformed the broader high-yield index during the reporting period.

»	Security selection in the consumer cyclical sector, where automotive bonds materially outperformed the broader category, benefited relative returns during the reporting period.

»	Although the finance sector outperformed, security selection detracted from performance as bonds of high-rated banks underperformed those of high-yield banks during the reporting period.

»	An overweight to the utilities sector detracted from performance as the sector materially underperformed the broader high-yield index during the reporting period.

»	Security selection in the media sector detracted from performance as broadcasting bonds outperformed the broader high-yield index during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$7.28	$5.66	$8.05	$8.34	$8.19	$8.40
Net investment income (a)	0.28	0.56	0.55	0.57	0.58	0.55
Net realized/unrealized gain (loss) on investments	0.06	1.62	(2.34)	(0.27)	0.15	(0.21)
Total income (loss) from investment operations	0.34	2.18	(1.79)	0.30	0.73	0.34
Dividends from net investment income	(0.28)	(0.56)	(0.55)	(0.59)	(0.58)	(0.55)
Distributions from net realized capital gains	0.00	0.00	(0.02)	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	0.00
Total distributions	(0.28)	(0.56)	(0.60)	(0.59)	(0.58)	(0.55)
Net asset value end of year or period	$7.34	$7.28	$5.66	$8.05	$8.34	$8.19
Total return	4.69%	40.47%	(23.39)%	3.66%	9.24%	4.26%
Net assets end of year or period (000s)	$3,250	$3,284	$1,992	$2,456	$1,963	$687
Ratio of expenses to average net assets	0.60%*	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	7.58%*	8.69%	7.74%	6.99%	7.05%	6.68%
Portfolio turnover rate	38%	181%	313%	131%	81%	109%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$490,751
Investments in Affiliates, at value	41,330
Repurchase agreements, at value	525
Cash	1,288
Foreign currency, at value	945
Receivable for investments sold	973
Receivable for Portfolio shares sold	285
Interest and dividends receivable	8,295
Dividends receivable from Affiliates	11
Variation margin receivable	8
Swap premiums paid	69
Unrealized appreciation on foreign currency contracts	1,804
Unrealized appreciation on swap agreements	2,498
548,782

Liabilities:
Payable for investments purchased	$5,136
Payable for investments in Affiliates purchased	11
Payable for Portfolio shares redeemed	10,702
Deposits from counterparty	2,370
Accrued related party fees	297
Swap premiums received	3,206
Unrealized depreciation on foreign currency contracts	94
Unrealized depreciation on swap agreements	1,179
22,995

Net Assets	$525,787

Net Assets Consist of:
Paid in capital	$551,783
(Overdistributed) net investment income	(4,188)
Accumulated undistributed net realized (loss)	(37,996)
Net unrealized appreciation	16,188
$525,787

Net Assets:
Institutional Class	$3,250
Administrative Class	514,467
Advisor Class	8,070

Shares Issued and Outstanding:
Institutional Class	443
Administrative Class	70,099
Advisor Class	1,099

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.34
Administrative Class	7.34
Advisor Class	7.34

Cost of Investments Owned	$479,145
Cost of Investments in Affiliates Owned	$41,328
Cost of Repurchase Agreements Owned	$525
Cost of Foreign Currency Held	$943
Premiums Received on Written Options	$263

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$21,518
Dividends	212
Dividends from Affiliate investments	25
Miscellaneous income	2
Total Income	21,757

Expenses:
Investment advisory fees	655
Supervisory and administrative fees	917
Servicing fees – Administrative Class	386
Distribution and/or servicing fees – Advisor Class	9
Trustees’ fees	4
Total Expenses	1,971

Net Investment Income	19,786

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	12,897
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts, written options and swaps	4,929
Net realized gain on foreign currency transactions	2,897
Net change in unrealized (depreciation) on investments	(13,063)
Net change in unrealized appreciation on Affiliate investments	2
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,587)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	960
Net Gain	5,038

Net Increase in Net Assets Resulting from Operations	$24,824

Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$19,786	$34,862
Net realized gain (loss)	20,723	(42,163)
Net realized gain on Affiliate investments	3	24
Net change in unrealized appreciation (depreciation)	(15,690)	148,009
Net change in unrealized appreciation on Affiliate investments	2	0
Net increase resulting from operations	24,824	140,732

Distributions to Shareholders:
From net investment income
Institutional Class	(118)	(228)
Administrative Class	(19,502)	(34,817)
Advisor Class	(252)	(267)
Tax basis return of capital
Institutional Class	0	(1)
Administrative Class	0	(241)
Advisor Class	0	(2)

Total Distributions	(19,872)	(35,556)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	219	1,223
Administrative Class	200,017	280,287
Advisor Class	17,273	12,112
Issued as reinvestment of distributions
Institutional Class	118	229
Administrative Class	19,502	34,816
Advisor Class	252	268
Cost of shares redeemed
Institutional Class	(400)	(834)
Administrative Class	(241,107)	(206,405)
Advisor Class	(17,153)	(7,375)
Net increase (decrease) resulting from Portfolio share transactions	(21,279)	114,321

Total Increase (Decrease) in Net Assets	(16,327)	219,497

Net Assets:
Beginning of period	542,114	322,617
End of period*	$525,787	$542,114

*Including (overdistributed) net investment income of:	$(4,188)	$(4,102)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  High Yield Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.5%

American General Finance Corp.
7.250% due 04/21/2015		$1,750	$1,706

CIT Group, Inc.
9.500% due 01/20/2012		1,452	1,487

CSC Holdings LLC
10.500% due 08/01/2013		500	525

First Data Corp.
3.097% due 09/24/2014		975	822

Ford Motor Co.
3.310% due 12/15/2013		1,605	1,520
3.350% due 12/15/2013		1,776	1,681

Ineos Group Holdings PLC
7.001% due 10/07/2012		143	140

Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		11,413	8,430
4.033% due 10/10/2014		58	43

Tribune Co.
5.000% due 06/04/2024 (a)		282	171
5.250% due 06/04/2014 (a)		1,358	817

UPC Holding BV
4.178% due 12/31/2016	EUR	547	606
4.995% due 12/31/2017		395	439

Total Bank Loan Obligations (Cost $19,648)			18,387

CORPORATE BONDS & NOTES 83.9%

BANKING & FINANCE 24.3%

AES Ironwood LLC
8.857% due 11/30/2025		$2,274	2,183

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		250	252

Ally Financial, Inc.
6.625% due 05/15/2012		1,225	1,222
6.750% due 12/01/2014		100	97
6.875% due 09/15/2011		2,600	2,649
8.000% due 03/15/2020		1,500	1,470
8.000% due 11/01/2031		2,525	2,328
8.300% due 02/12/2015		1,250	1,269

American International Group, Inc.
0.794% due 04/26/2011	EUR	1,400	1,645
5.450% due 05/18/2017		$1,875	1,673
5.850% due 01/16/2018		1,200	1,078
5.950% due 10/04/2010	GBP	1,000	1,500
8.175% due 05/15/2068		$900	718
8.250% due 08/15/2018		4,000	4,070
8.625% due 05/22/2038	GBP	1,000	1,136

BAC Capital Trust VI
5.625% due 03/08/2035		$500	423

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	200	205

BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	2,971

Bank of America Corp.
8.125% due 12/29/2049		200	193

Barclays Bank PLC
7.434% due 09/29/2049		1,750	1,575
14.000% due 11/29/2049	GBP	1,750	3,268

Capital One Capital V
10.250% due 08/15/2039		$3,600	3,820

CIT Group, Inc.
7.000% due 05/01/2013		1,350	1,300
7.000% due 05/01/2014		2,000	1,895
7.000% due 05/01/2015		1,000	927
7.000% due 05/01/2016		2,500	2,294
7.000% due 05/01/2017		876	793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2057		$725	$710

Citigroup, Inc.
8.125% due 07/15/2039		1,500	1,797

Countrywide Capital III
8.050% due 06/15/2027		1,800	1,791

Credit Agricole S.A.
8.375% due 10/29/2049		1,800	1,710

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,393	2,441

Ford Motor Credit Co. LLC
3.048% due 01/13/2012		1,500	1,459
7.000% due 10/01/2013		1,525	1,556
7.500% due 08/01/2012		300	307
8.000% due 06/01/2014		4,000	4,133
8.000% due 12/15/2016		3,425	3,508
8.125% due 01/15/2020		1,500	1,535
9.875% due 08/10/2011		1,000	1,053
12.000% due 05/15/2015		250	290

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	844

HBOS PLC
6.750% due 05/21/2018		1,000	938

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	255

Ineos Finance PLC
9.000% due 05/15/2015		750	752
9.250% due 05/15/2015	EUR	475	579

International Lease Finance Corp.
5.350% due 03/01/2012		$2,300	2,185
5.400% due 02/15/2012		2,300	2,191
5.625% due 09/15/2010		800	801
5.750% due 06/15/2011		2,500	2,466
5.875% due 05/01/2013		300	278
6.625% due 11/15/2013		5,625	5,245
8.625% due 09/15/2015		250	238
8.750% due 03/15/2017		1,075	1,021

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	400	440

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	446
7.625% due 10/14/2020		200	190
7.867% due 12/17/2019	GBP	250	297
7.875% due 11/01/2020		$2,300	1,874
11.040% due 03/19/2020	GBP	150	221

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$7,500	1,500
3.151% due 04/04/2016 (a)		400	80
6.625% due 01/18/2012 (a)		125	25
6.750% due 12/28/2017 (a)		1,250	2
6.875% due 05/02/2018 (a)		500	104
7.500% due 05/11/2038 (a)		1,025	2

NSG Holdings LLC
7.750% due 12/15/2025		2,125	1,881

Rabobank Nederland NV
11.000% due 06/29/2049		6,075	7,533

RBS Capital Trust A
6.467% due 12/29/2049	EUR	350	229

Regions Bank
7.500% due 05/15/2018		$1,500	1,526

Regions Financial Corp.
0.707% due 06/26/2012		1,000	942
7.375% due 12/10/2037		3,000	2,594

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016	EUR	1,500	1,692
8.500% due 05/15/2018		$2,175	2,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	469	$678
6.990% due 10/29/2049		$250	164
7.640% due 03/29/2049		2,200	1,270

SLM Corp.
0.546% due 10/25/2011		1,350	1,279
0.616% due 01/27/2014		1,025	846
4.141% due 01/31/2014		400	334
5.000% due 06/15/2018		450	361
5.050% due 11/14/2014		100	90
5.125% due 08/27/2012		325	320
5.375% due 05/15/2014		300	275
8.000% due 03/25/2020		1,000	880
8.450% due 06/15/2018		1,625	1,503

Societe Generale
5.922% due 04/29/2049		350	266

Tenneco, Inc.
8.125% due 11/15/2015		250	252

UBS AG
7.152% due 12/29/2049	EUR	600	664

UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	573

Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	858

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,309

Ventas Realty LP
6.500% due 06/01/2016		$100	102

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		650	642

Wells Fargo Capital XIII
7.700% due 12/29/2049		3,000	3,045

Wells Fargo Capital XV
9.750% due 09/29/2049		1,500	1,612

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,366

			127,449

INDUSTRIALS 49.8%

Actuant Corp.
6.875% due 06/15/2017		$300	294

Allison Transmission, Inc.
11.000% due 11/01/2015		1,455	1,531

American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011		100	102

American Renal Holdings
8.375% due 05/15/2018		425	423

American Stores Co.
7.100% due 03/20/2028		50	39
8.000% due 06/01/2026		1,375	1,176

AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,805
7.250% due 05/20/2015		1,050	1,055

Anadarko Petroleum Corp.
5.950% due 09/15/2016		$500	431
6.200% due 03/15/2040		250	199
6.450% due 09/15/2036		500	399

Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	1,500	1,926
8.875% due 05/01/2016		$675	697

ARAMARK Corp.
3.844% due 02/01/2015		1,225	1,133
8.500% due 02/01/2015		1,000	1,015

ArvinMeritor, Inc.
8.125% due 09/15/2015		1,840	1,776

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  High Yield Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 03/01/2012		$523	$554
10.625% due 03/15/2018		500	532

Ball Corp.
6.750% due 09/15/2020		575	584

Bausch & Lomb, Inc.
9.875% due 11/01/2015		750	774

Berry Plastics Corp.
5.053% due 02/15/2015		1,625	1,548
8.875% due 09/15/2014		1,000	968
9.500% due 05/15/2018		1,500	1,380

Biomet, Inc.
10.000% due 10/15/2017		250	270
10.375% due 10/15/2017 (c)		5,865	6,334
11.625% due 10/15/2017		3,250	3,534

Bombardier, Inc.
7.250% due 11/15/2016	EUR	400	511

Brocade Communications Systems, Inc.
6.625% due 01/15/2018		$1,000	998
6.875% due 01/15/2020		1,000	998

Building Materials Corp. of America
7.000% due 02/15/2020		900	896
7.500% due 03/15/2020		350	346

Cablevision Systems Corp.
7.750% due 04/15/2018		325	327
8.000% due 04/15/2020		200	204

Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,012

Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,266

CC Holdings GS V LLC
7.750% due 05/01/2017		750	797

CCO Holdings LLC
7.875% due 04/30/2018		2,000	2,020

CF Industries, Inc.
6.875% due 05/01/2018		1,500	1,530
7.125% due 05/01/2020		1,000	1,028

Chart Industries, Inc.
9.125% due 10/15/2015		425	428

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	625	722
7.000% due 08/15/2014		$250	255
7.250% due 12/15/2018		350	363
9.500% due 02/15/2015		4,500	4,995

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		500	479
7.750% due 05/15/2017		500	476
9.500% due 05/15/2016		1,325	1,352

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,000	3,025

Cognis GmbH
2.719% due 09/15/2013	EUR	500	604
9.500% due 05/15/2014		500	644

Community Health Systems, Inc.
8.875% due 07/15/2015		$5,000	5,169

Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,427
8.250% due 04/01/2020		750	786

Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,528

Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 12/15/2015		204	191

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)		334	326

Continental Resources, Inc.
7.375% due 10/01/2020		250	247
8.250% due 10/01/2019		50	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	$575	$582

Crown Americas LLC
7.625% due 05/15/2017	2,050	2,132

Crown Castle International Corp.
7.125% due 11/01/2019	50	49

CSC Holdings LLC
7.625% due 04/01/2011	1,650	1,700
7.625% due 07/15/2018	2,000	2,032
7.875% due 02/15/2018	3,300	3,382
8.500% due 04/15/2014	400	419
8.500% due 06/15/2015	725	756
8.625% due 02/15/2019	1,550	1,637

DaVita, Inc.
6.625% due 03/15/2013	692	696
7.250% due 03/15/2015	1,000	1,005

Delta Air Lines, Inc.
9.500% due 09/15/2014	1,000	1,055

Denbury Resources, Inc.
8.250% due 02/15/2020	1,000	1,050

Digicel Group Ltd.
10.500% due 04/15/2018	1,000	1,036

Digicel Ltd.
8.250% due 09/01/2017	2,000	1,990

DISH DBS Corp.
6.625% due 10/01/2014	1,175	1,178
7.000% due 10/01/2013	175	181
7.125% due 02/01/2016	4,055	4,085
7.750% due 05/31/2015	690	714
7.875% due 09/01/2019	150	157

Diversey, Inc.
8.250% due 11/15/2019	750	776

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	202

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	207	207

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,150	1,012

El Paso Corp.
7.000% due 06/15/2017	475	475
7.250% due 06/01/2018	500	504
7.800% due 08/01/2031	1,150	1,144
8.050% due 10/15/2030	780	776

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,000

Equinix, Inc.
8.125% due 03/01/2018	500	514

First Data Corp.
9.875% due 09/24/2015	2,525	1,932

Ford Motor Co.
9.215% due 09/15/2021	200	200

Forest Oil Corp.
7.250% due 06/15/2019	1,125	1,091
8.500% due 02/15/2014	1,000	1,048

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	555	603
8.375% due 04/01/2017	2,130	2,346

Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,269
7.125% due 01/15/2017	375	384
7.250% due 06/01/2028	150	149
7.375% due 12/01/2025	4,520	4,565
7.700% due 06/15/2015	800	838
8.000% due 01/15/2024	1,775	1,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 05/01/2016		$2,025	$2,169
8.875% due 05/15/2031		200	218

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		325	336
10.500% due 05/15/2016		950	1,038

Harrah's Operating Co., Inc.
10.000% due 12/15/2018		2,250	1,856
11.250% due 06/01/2017		1,350	1,428

HCA, Inc.
7.190% due 11/15/2015		180	161
7.250% due 09/15/2020		2,475	2,500
8.500% due 04/15/2019		800	852
9.250% due 11/15/2016		4,000	4,250
9.625% due 11/15/2016 (c)		5,450	5,845
9.875% due 02/15/2017		1,275	1,377

HeidelbergCement AG
8.500% due 10/31/2019	EUR	1,000	1,238

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$1,250	1,134

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	750	672

Insight Communications Co., Inc.
9.375% due 07/15/2018 (b)		$700	700

Intelsat Corp.
9.250% due 08/15/2014		1,000	1,028
9.250% due 06/15/2016		1,350	1,424

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		750	761
9.500% due 06/15/2016		3,000	3,165
11.250% due 06/15/2016		500	535

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,018
11.500% due 02/04/2017 (c)		978	981

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		50	51

Intergen NV
9.000% due 06/30/2017		2,680	2,680

Jarden Corp.
7.500% due 05/01/2017		1,500	1,478

JC Penney Corp., Inc.
7.125% due 11/15/2023		175	186
7.950% due 04/01/2017		950	1,059

JET Equipment Trust
7.630% due 08/15/2012 (a)		55	33

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		160	165

Kansas City Southern Railway
8.000% due 06/01/2015		200	207

Kerling PLC
10.625% due 01/28/2017	EUR	450	558

LBI Escrow Corp.
8.000% due 11/01/2017		$2,500	2,581

Legrand France S.A.
8.500% due 02/15/2025		750	912

Lender Processing Services, Inc.
8.125% due 07/01/2016		275	291

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	695	489

Linn Energy LLC
8.625% due 04/15/2020		$950	977

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	999

McClatchy Co.
11.500% due 02/15/2017		700	714

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McJunkin Red Man Corp.
9.500% due 12/15/2016	$1,500	$1,462

MGM Resorts International
6.625% due 07/15/2015	300	238
6.875% due 04/01/2016	450	362
7.500% due 06/01/2016	1,250	991
9.000% due 03/15/2020	750	774
10.375% due 05/15/2014	250	273
11.125% due 11/15/2017	1,000	1,108
13.000% due 11/15/2013	350	405

Michael Foods, Inc.
9.750% due 07/15/2018	2,000	2,065

Mylan, Inc.
7.625% due 07/15/2017	700	718
7.875% due 07/15/2020	2,000	2,050

Nalco Co.
8.875% due 11/15/2013	875	901

New Albertson's, Inc.
7.450% due 08/01/2029	1,415	1,182

Newfield Exploration Co.
6.625% due 09/01/2014	100	101
6.875% due 02/01/2020	1,050	1,024
7.125% due 05/15/2018	1,075	1,070

NFR Energy LLC
9.750% due 02/15/2017	1,500	1,455

Nielsen Finance LLC
0.000% due 08/01/2016 (f)	750	718
11.500% due 05/01/2016	1,000	1,098

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	765	604
10.125% due 07/15/2013 (a)	795	646

Novelis, Inc.
7.250% due 02/15/2015	2,500	2,425

NPC International, Inc.
9.500% due 05/01/2014	1,275	1,281

NXP BV Funding LLC
7.875% due 10/15/2014	1,500	1,384

OPTI Canada, Inc.
7.875% due 12/15/2014	375	328
8.250% due 12/15/2014	1,280	1,120

Oshkosh Corp.
8.250% due 03/01/2017	175	183
8.500% due 03/01/2020	175	183

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	100	102

Phillips-Van Heusen Corp.
7.375% due 05/15/2020	825	836

Pinnacle Entertainment, Inc.
8.625% due 08/01/2017	750	776

Pinnacle Foods Finance LLC
9.250% due 04/01/2015	3,050	3,126

Plains Exploration & Production Co.
7.000% due 03/15/2017	500	480
7.625% due 04/01/2020	1,500	1,462

Quebecor Media, Inc.
7.750% due 03/15/2016	2,650	2,610

Quicksilver Resources, Inc.
9.125% due 08/15/2019	3,150	3,213
11.750% due 01/01/2016	525	581

Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)	1,500	1,511

QVC, Inc.
7.375% due 10/15/2020	1,000	977
7.500% due 10/01/2019	1,000	988

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		$950	$917

Range Resources Corp.
7.500% due 10/01/2017		275	279

RBS Global, Inc.
8.500% due 05/01/2018		3,000	2,925

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,544

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		2,925	2,856
9.875% due 05/15/2016		150	153

Scotts Miracle-Gro Co.
7.250% due 01/15/2018		150	152

Sensata Technologies BV
8.000% due 05/01/2014		1,288	1,343

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	124

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	446

Solutia, Inc.
7.875% due 03/15/2020		1,000	1,002

Sonat, Inc.
7.000% due 02/01/2018		500	496
7.625% due 07/15/2011		1,450	1,503

Southern Natural Gas Co.
5.900% due 04/01/2017		175	186

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,425	1,471

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		925	930

Steel Dynamics, Inc.
7.625% due 03/15/2020		175	175

Suburban Propane Partners LP
7.375% due 03/15/2020		275	280

SunGard Data Systems, Inc.
9.125% due 08/15/2013		3,501	3,575
10.625% due 05/15/2015		525	564

SUPERVALU, Inc.
8.000% due 05/01/2016		375	373

Teck Resources Ltd.
9.750% due 05/15/2014		500	592
10.750% due 05/15/2019		3,000	3,681

Tenet Healthcare Corp.
8.875% due 07/01/2019		2,000	2,130

Thermon Industries, Inc.
9.500% due 05/01/2017		450	459

TransCanada Pipelines Ltd.
6.350% due 05/15/2067		1,525	1,361

TransDigm, Inc.
7.750% due 07/15/2014		1,500	1,511

TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	780

TRW Automotive, Inc.
7.000% due 03/15/2014		1,350	1,343
7.250% due 03/15/2017		1,330	1,297

United Airlines, Inc.
9.750% due 01/15/2017		1,000	1,067

UPC Holding BV
7.750% due 01/15/2014	EUR	1,000	1,189
8.000% due 11/01/2016		500	584

Valeant Pharmaceuticals International
7.625% due 03/15/2020		$550	652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018 (b)		$1,550	$1,500

Videotron Ltee
9.125% due 04/15/2018		500	545

Visant Corp.
7.625% due 10/01/2012		250	251

Visant Holding Corp.
8.750% due 12/01/2013		500	507

West Corp.
9.500% due 10/15/2014		1,000	1,010

Williams Cos., Inc.
7.750% due 06/15/2031		148	160
7.875% due 09/01/2021		426	490

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	900	1,111
11.750% due 07/15/2017		$3,650	3,759

Windstream Corp.
7.000% due 03/15/2019		300	278
7.875% due 11/01/2017		400	392
8.625% due 08/01/2016		2,985	3,022

WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,605

Wynn Las Vegas LLC
6.625% due 12/01/2014		1,175	1,184

			261,873

UTILITIES 9.8%

AES Corp.
7.750% due 10/15/2015		1,505	1,531
8.000% due 06/01/2020		1,100	1,111
8.875% due 02/15/2011		500	514
9.750% due 04/15/2016		700	756

AES Red Oak LLC
8.540% due 11/30/2019		1,174	1,165
9.200% due 11/30/2029		100	98

Berry Petroleum Co.
10.250% due 06/01/2014		1,025	1,107

CMS Energy Corp.
6.250% due 02/01/2020		250	239
8.750% due 06/15/2019		300	333

Frontier Communications Corp.
6.625% due 03/15/2015		1,000	970
7.000% due 11/01/2025		725	618
7.125% due 03/15/2019		1,125	1,046
7.450% due 07/01/2035		250	196
8.250% due 05/01/2014		550	573
9.000% due 08/15/2031		1,025	956

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)		750	17
10.889% due 05/01/2013 (a)		950	21

Homer City Funding LLC
8.734% due 10/01/2026		708	655

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		3,025	2,904

Kinder Morgan, Inc.
5.150% due 03/01/2015		250	239

Midwest Generation LLC
8.560% due 01/02/2016		3,180	3,140

New Communications Holdings, Inc.
7.875% due 04/15/2015		550	557
8.250% due 04/15/2017		275	277
8.500% due 04/15/2020		275	277

Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,111

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.250% due 02/01/2014	$750	$762
7.375% due 02/01/2016	6,000	5,985
7.375% due 01/15/2017	2,075	2,060
8.500% due 06/15/2019	50	51

Qwest Communications International, Inc.
7.125% due 04/01/2018	1,250	1,253
7.500% due 02/15/2014	897	904

Qwest Corp.
7.875% due 09/01/2011	725	758

Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	289	301
9.681% due 07/02/2026	300	312

RRI Energy, Inc.
7.875% due 06/15/2017	375	356

Sithe Independence Funding Corp.
9.000% due 12/30/2013	314	320

Sprint Capital Corp.
6.900% due 05/01/2019	4,000	3,640
8.375% due 03/15/2012	325	343
8.750% due 03/15/2032	950	912

Sprint Nextel Corp.
6.000% due 12/01/2016	4,730	4,269
8.375% due 08/15/2017	1,500	1,508

Telesat LLC
11.000% due 11/01/2015	2,140	2,322
12.500% due 11/01/2017	400	450

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,911	1,920

Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (c)	446	288

TW Telecom Holdings, Inc.
8.000% due 03/01/2018	450	461

Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,122

		51,708

Total Corporate Bonds & Notes (Cost $429,557)		441,030

CONVERTIBLE BONDS & NOTES 0.4%

Nortel Networks Corp.
2.125% due 04/15/2014 (a)	1,000	782

Transocean, Inc.
1.500% due 12/15/2037	1,500	1,249

Total Convertible Bonds & Notes (Cost $2,257)		2,031

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	22

Total Municipal Bonds & Notes (Cost $38)		22

MORTGAGE-BACKED SECURITIES 4.1%

American Home Mortgage Assets
0.537% due 05/25/2046	141	76
0.537% due 09/25/2046	52	24
0.557% due 10/25/2046	125	63
1.332% due 11/25/2046	631	290
6.250% due 06/25/2037	363	210

American Home Mortgage Investment Trust
5.660% due 09/25/2045	39	33

Banc of America Alternative Loan Trust
0.747% due 05/25/2035	193	136

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
2.716% due 01/25/2035	$13	$10
5.625% due 11/25/2036	1,393	818
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034	19	19
5.604% due 07/25/2046	54	37

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	279	146
0.537% due 09/25/2046	77	42
0.542% due 12/20/2046	351	174
0.558% due 03/20/2046	155	81
0.558% due 07/20/2046	125	49
0.578% due 05/20/2046	230	100
0.670% due 11/20/2035	49	28
0.717% due 02/25/2037	618	216
1.412% due 12/25/2035	282	161
5.593% due 10/25/2035	109	76
5.787% due 02/25/2037	132	93
6.000% due 01/25/2037	207	137

Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	118	64
5.663% due 05/20/2036	823	480
6.000% due 05/25/2036	761	671

Downey Savings & Loan Association Mortgage Loan Trust
0.598% due 03/19/2045	41	25

First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	139	101
6.000% due 05/25/2036	272	211

GSR Mortgage Loan Trust
2.918% due 05/25/2035	2,991	2,099
3.342% due 04/25/2035	17	14
5.034% due 01/25/2036	57	47
5.750% due 03/25/2036	690	596

Harborview Mortgage Loan Trust
0.528% due 07/19/2046	129	73
0.548% due 09/19/2046	51	28
0.588% due 03/19/2036	1,110	598
1.262% due 12/19/2036	55	24
5.750% due 08/19/2036	108	76

Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047	77	35
6.000% due 07/25/2037	1,400	893

Indymac INDA Mortgage Loan Trust
5.634% due 03/25/2037	2,837	2,177

Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046	108	58
0.547% due 06/25/2047	47	25
3.153% due 08/25/2035	226	170
5.185% due 09/25/2035	163	119
5.383% due 11/25/2035	451	348
5.559% due 05/25/2036	4,749	3,676

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	41	39

Luminent Mortgage Trust
0.517% due 12/25/2036	69	41
0.527% due 12/25/2036	53	30

MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	38	20

Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	63	46

Residential Accredit Loans, Inc.
0.507% due 01/25/2037	2,441	1,384
0.677% due 03/25/2037	395	142
3.004% due 03/25/2035	61	42
3.341% due 02/25/2035	79	54
5.500% due 02/25/2036	822	531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
0.747% due 01/25/2046	$563	$254
5.500% due 12/25/2035	1,385	1,099
6.000% due 05/25/2037	307	237

Structured Asset Mortgage Investments, Inc.
0.527% due 09/25/2047	78	41
0.537% due 07/25/2046	139	78
0.567% due 05/25/2046	57	28
0.567% due 09/25/2047	1,000	290
0.657% due 09/25/2045	124	72

SunTrust Alternative Loan Trust
0.697% due 04/25/2036	196	58

WaMu Mortgage Pass-Through Certificates
1.121% due 02/25/2047	130	75
1.121% due 03/25/2047	138	76
1.181% due 04/25/2047	69	41
1.241% due 12/25/2046	63	37
5.197% due 01/25/2037	61	44
5.517% due 12/25/2036	841	617
5.693% due 10/25/2036	479	373
5.795% due 02/25/2037	63	45
5.871% due 09/25/2036	53	41

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.391% due 05/25/2046	54	29

Total Mortgage-Backed Securities (Cost $20,021)		21,491

ASSET-BACKED SECURITIES 0.1%

Argent Securities, Inc.
1.397% due 12/25/2033	319	259

Credit-Based Asset Servicing & Securitization LLC
0.417% due 01/25/2037	127	60

GSAMP Trust
0.497% due 08/25/2036	100	44

Lehman XS Trust
0.597% due 08/25/2046	256	0

MASTR Asset-Backed Securities Trust
0.557% due 11/25/2036	100	40

Mid-State Trust
7.791% due 03/15/2038	28	26

Morgan Stanley ABS Capital I
0.487% due 05/25/2037	100	40

Structured Asset Securities Corp.
0.497% due 05/25/2037	163	136
0.647% due 06/25/2035	413	166

Total Asset-Backed Securities (Cost $930)		771

	SHARES
COMMON STOCKS 0.3%

Dex One Corp. (d)	68,269	1,297

SemGroup Corp. 'A' (d)	7,116	174

Total Common Stocks (Cost $2,301)		1,471

WARRANTS 0.0%

SemGroup Corp. - Exp. 11/30/2014	7,490	45

Total Warrants (Cost $34)		45

CONVERTIBLE PREFERRED SECURITIES 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	2,992

Total Convertible Preferred Securities (Cost $1,979)		2,992

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%

ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	$800	$535

Total Preferred Stocks (Cost $404)		535

SHORT-TERM INSTRUMENTS 8.4%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2010	525	525

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $536. Repurchase proceeds are $525.)

U.S. TREASURY BILLS 0.4%
0.188% due 07/29/2010 - 09/02/2010 (e)(h)(j)	1,976	1,976

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 7.9%
4,127,254	$41,330

Total Short-Term Instruments (Cost $43,829)	43,831

Total Investments 101.3% (Cost $520,998)	$532,606

Written Options (l) (0.0%) (Premiums $263)	0

Other Assets and Liabilities (Net) (1.3%)	(6,819)

Net Assets 100.0%	$525,787

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average yield.
(f)	Security becomes interest bearing at a future date.
(g)	Affiliated to the Portfolio.
(h)	Securities with an aggregate market value of $1,614 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $974 at a weighted average interest rate of -0.785%. On June 30, 2010, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $362 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	180	$641
90-Day Eurodollar September Futures	Long	09/2010	244	665

				$1,306

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	5.056%	$1,000	$0	$(94)	$94
Ally Financial, Inc.	DUB	5.000%	03/20/2012	4.191%	200	3	(31)	34
Ally Financial, Inc.	MSC	6.560%	12/20/2012	4.586%	1,500	68	0	68
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.629%	1,900	5	0	5
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	5.328%	200	(2)	(18)	16
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.954%	1,150	3	(105)	108
El Paso Corp.	CSFB	5.000%	12/20/2014	3.504%	2,500	153	(75)	228
El Paso Corp.	GSC	5.000%	09/20/2014	3.337%	3,000	195	(285)	480
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.392%	550	54	(56)	110
HCA, Inc.	BOA	5.000%	03/20/2014	2.764%	1,000	70	(150)	220
Indonesia Government International Bond	RBS	1.580%	09/20/2010	0.915%	1,000	2	0	2
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.582%	1,900	8	0	8
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.582%	1,100	4	0	4
NRG Energy, Inc.	GSC	4.200%	09/20/2013	3.540%	100	2	0	2
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.868%	600	22	0	22
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.539%	1,100	(57)	(121)	64
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.539%	100	(5)	(14)	9
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%	300	(17)	(56)	39
RRI Energy, Inc.	MSC	5.000%	12/20/2014	6.769%	300	(19)	(30)	11
SLM Corp.	BCLY	5.000%	12/20/2013	5.754%	650	(14)	(72)	58
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	5,000	54	(216)	270
SLM Corp.	BOA	5.000%	09/20/2014	5.945%	800	(25)	(112)	87
SLM Corp.	DUB	5.000%	06/20/2012	5.098%	500	0	(65)	65
SLM Corp.	DUB	5.000%	09/20/2014	5.945%	300	(9)	(34)	25

						$495	$(1,534)	$2,029

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$988	$(570)	$(692)	$122
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	3,500	80	0	80
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	578	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	16	0	16
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	10,000	(533)	(443)	(90)
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015	10,000	(534)	(375)	(159)

					$(1,540)	$(1,510)	$(30)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(768)	$(76)	$(692)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(74)	(24)	(50)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(213)	(25)	(188)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	88	12	76
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	107	8	99
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	87	12	75

							$(773)	$(93)	$(680)

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$22,000	$232	$0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	31	0

							$263	$0

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	139	$110,800	$1,019
Sales	70	0	16
Closing Buys	(209)	(84,800)	(772)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$26,000	$263

(m)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$321	$326	0.06%

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(n)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,539	08/2010	GSC	$2	$0	$2
Buy	CNY	869	11/2010	BCLY	0	(3)	(3)
Buy		1,400	11/2010	CITI	0	(4)	(4)
Buy		3,616	11/2010	DUB	0	(12)	(12)
Buy		1,429	11/2010	MSC	0	(5)	(5)
Buy		797	01/2011	BOA	0	(2)	(2)
Buy		1,008	01/2011	CITI	0	(1)	(1)
Buy		2,307	01/2011	DUB	0	(2)	(2)
Buy		1,461	01/2011	MSC	0	(3)	(3)
Sell	EUR	15,150	07/2010	BCLY	1,752	0	1,752
Sell		705	07/2010	BNP	29	0	29
Sell		815	07/2010	BOA	9	0	9
Sell		379	07/2010	DUB	1	0	1
Sell		588	07/2010	MSC	5	(4)	1
Sell		579	08/2010	CITI	6	0	6
Sell	GBP	4,877	09/2010	BOA	0	(58)	(58)

					$1,804	$(94)	$1,710

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$18,387	$0	$18,387
Corporate Bonds & Notes	0	440,671	359	441,030
Convertible Bonds & Notes	0	2,031	0	2,031
Municipal Bonds & Notes	0	22	0	22
Mortgage-Backed Securities	0	21,491	0	21,491
Asset-Backed Securities	0	771	0	771
Common Stocks	1,297	0	174	1,471
Warrants	0	0	45	45
Convertible Preferred Securities	2,992	0	0	2,992
Preferred Stocks	0	535	0	535
Short-Term Instruments	41,330	2,501	0	43,831

Investments, at value	$45,619	$486,409	$578	$532,606
Financial Derivative Instruments (3)	$1,306	$3,029	$0	$4,335

Totals	$46,925	$489,438	$578	$536,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$630	$(368)	$10	$(18)	$105	$0	$0	$359	$15
Asset-Backed Securities	3,673	(3,734)	24	105	(68)	0	0	0	0
Common Stocks	183	0	0	0	(9)	0	0	174	(9)
Warrants	33	0	0	0	12	0	0	45	12

Investments, at value	$4,519	$(4,102)	$34	$87	$40	$0	$0	$578	$18

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  High Yield Portfolio  (Cont.)

June 30, 2010 (Unaudited)

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$8	$0	$0	$0	$0	$8
Unrealized appreciation on foreign currency contracts	0	1,804	0	0	0	1,804
Unrealized appreciation on swap agreements	249	0	2,249	0	0	2,498

	$257	$1,804	$2,249	$0	$0	$4,310

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$94	$0	$0	$0	$94
Unrealized depreciation on swap agreements	929	0	250	0	0	1,179

	$929	$94	$250	$0	$0	$1,273

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,421	$0	$3,508	$0	$0	$4,929
Net realized gain on foreign currency transactions	0	3,037	0	0	0	3,037

	$1,421	$3,037	$3,508	$0	$0	$7,966

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$240	$0	$(3,827)	$0	$0	$(3,587)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	943	0	0	0	943

	$240	$943	$(3,827)	$0	$0	$(2,644)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,306 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations,

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2010 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States Government. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

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Notes to Financial Statements  (Cont.)

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is

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mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

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Notes to Financial Statements  (Cont.)

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers

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entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the

Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 0	$ 136,325	$ 95,000	$ 2	$ 41,330	$ 25	$ 3

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,249	$1,368	$190,864	$225,526

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	30	$219	196	$1,223
Administrative Class	27,032	200,017	45,120	280,287
Advisor Class	2,321	17,273	1,868	12,112
Issued as reinvestment of distributions
Institutional Class	16	118	35	229
Administrative Class	2,627	19,502	5,396	34,816
Advisor Class	34	252	40	268
Cost of shares redeemed
Institutional Class	(54)	(400)	(132)	(834)
Administrative Class	(32,495)	(241,107)	(33,921)	(206,405)
Advisor Class	(2,322)	(17,153)	(1,173)	(7,375)
Net increase (decrease) resulting from Portfolio share transactions	(2,811)	$(21,279)	17,429	$114,321

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	5	78	*
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$28,204	$ (16,596)	$11,608

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS39 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Corporate Bonds & Notes	82.8%
Short-Term Instruments	8.2%
Mortgage-Backed Securities	4.0%
Bank Loan Obligations	3.5%
Convertible Preferred Securities	0.6%
Other	0.9%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (03/31/06)
PIMCO High Yield Portfolio Advisor Class	4.56%	26.85%	5.03%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	4.53%	21.65%	6.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.86% for Advisor Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,045.64	$1,020.58
Expenses Paid During Period†	$4.31	$4.26

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to building products benefited returns as building material companies underperformed the broader high-yield index during the reporting period.

»	Security selection in the consumer cyclical sector, where automotive bonds materially outperformed the broader category, benefited relative returns during the reporting period.

»	Although the finance sector outperformed, security selection detracted from performance as bonds of high-rated banks underperformed those of high-yield banks during the reporting period.

»	An overweight to the utilities sector detracted from performance as the sector materially underperformed the broader high-yield index during the reporting period.

»	Security selection in the media sector detracted from performance as broadcasting bonds outperformed the broader high-yield index during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$7.28	$5.66	$8.05	$8.34	$8.24
Net investment income (a)	0.27	0.55	0.53	0.55	0.42
Net realized/unrealized gain (loss) on investments	0.06	1.62	(2.34)	(0.27)	0.09
Total income (loss) from investment operations	0.33	2.17	(1.81)	0.28	0.51
Dividends from net investment income	(0.27)	(0.55)	(0.53)	(0.57)	(0.41)
Distributions from net realized capital gains	0.00	0.00	(0.02)	0.00	0.00
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00
Total distributions	(0.27)	(0.55)	(0.58)	(0.57)	(0.41)
Net asset value end of year or period	$7.34	$7.28	$5.66	$8.05	$8.34
Total return	4.56%	40.12%	(23.59)%	3.40%	6.41%
Net assets end of year or period (000s)	$8,070	$7,764	$1,872	$426	$66
Ratio of expenses to average net assets	0.85%*	0.86%	0.85%	0.85%	0.86%*
Ratio of expenses to average net assets excluding interest expense	0.85%*	0.85%	0.85%	0.85%	0.85%*
Ratio of net investment income to average net assets	7.28%*	8.33%	7.60%	6.75%	6.80%*
Portfolio turnover rate	38%	181%	313%	131%	81%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$490,751
Investments in Affiliates, at value	41,330
Repurchase agreements, at value	525
Cash	1,288
Foreign currency, at value	945
Receivable for investments sold	973
Receivable for Portfolio shares sold	285
Interest and dividends receivable	8,295
Dividends receivable from Affiliates	11
Variation margin receivable	8
Swap premiums paid	69
Unrealized appreciation on foreign currency contracts	1,804
Unrealized appreciation on swap agreements	2,498
548,782

Liabilities:
Payable for investments purchased	$5,136
Payable for investments in Affiliates purchased	11
Payable for Portfolio shares redeemed	10,702
Deposits from counterparty	2,370
Accrued related party fees	297
Swap premiums received	3,206
Unrealized depreciation on foreign currency contracts	94
Unrealized depreciation on swap agreements	1,179
22,995

Net Assets	$525,787

Net Assets Consist of:
Paid in capital	$551,783
(Overdistributed) net investment income	(4,188)
Accumulated undistributed net realized (loss)	(37,996)
Net unrealized appreciation	16,188
$525,787

Net Assets:
Institutional Class	$3,250
Administrative Class	514,467
Advisor Class	8,070

Shares Issued and Outstanding:
Institutional Class	443
Administrative Class	70,099
Advisor Class	1,099

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.34
Administrative Class	7.34
Advisor Class	7.34

Cost of Investments Owned	$479,145
Cost of Investments in Affiliates Owned	$41,328
Cost of Repurchase Agreements Owned	$525
Cost of Foreign Currency Held	$943
Premiums Received on Written Options	$263

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$21,518
Dividends	212
Dividends from Affiliate investments	25
Miscellaneous income	2
Total Income	21,757

Expenses:
Investment advisory fees	655
Supervisory and administrative fees	917
Servicing fees – Administrative Class	386
Distribution and/or servicing fees – Advisor Class	9
Trustees’ fees	4
Total Expenses	1,971

Net Investment Income	19,786

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	12,897
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts, written options and swaps	4,929
Net realized gain on foreign currency transactions	2,897
Net change in unrealized (depreciation) on investments	(13,063)
Net change in unrealized appreciation on Affiliate investments	2
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,587)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	960
Net Gain	5,038

Net Increase in Net Assets Resulting from Operations	$24,824

Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$19,786	$34,862
Net realized gain (loss)	20,723	(42,163)
Net realized gain on Affiliate investments	3	24
Net change in unrealized appreciation (depreciation)	(15,690)	148,009
Net change in unrealized appreciation on Affiliate investments	2	0
Net increase resulting from operations	24,824	140,732

Distributions to Shareholders:
From net investment income
Institutional Class	(118)	(228)
Administrative Class	(19,502)	(34,817)
Advisor Class	(252)	(267)
Tax basis return of capital
Institutional Class	0	(1)
Administrative Class	0	(241)
Advisor Class	0	(2)

Total Distributions	(19,872)	(35,556)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	219	1,223
Administrative Class	200,017	280,287
Advisor Class	17,273	12,112
Issued as reinvestment of distributions
Institutional Class	118	229
Administrative Class	19,502	34,816
Advisor Class	252	268
Cost of shares redeemed
Institutional Class	(400)	(834)
Administrative Class	(241,107)	(206,405)
Advisor Class	(17,153)	(7,375)
Net increase (decrease) resulting from Portfolio share transactions	(21,279)	114,321

Total Increase (Decrease) in Net Assets	(16,327)	219,497

Net Assets:
Beginning of period	542,114	322,617
End of period*	$525,787	$542,114

*Including (overdistributed) net investment income of:	$(4,188)	$(4,102)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  High Yield Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.5%

American General Finance Corp.
7.250% due 04/21/2015		$1,750	$1,706

CIT Group, Inc.
9.500% due 01/20/2012		1,452	1,487

CSC Holdings LLC
10.500% due 08/01/2013		500	525

First Data Corp.
3.097% due 09/24/2014		975	822

Ford Motor Co.
3.310% due 12/15/2013		1,605	1,520
3.350% due 12/15/2013		1,776	1,681

Ineos Group Holdings PLC
7.001% due 10/07/2012		143	140

Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		11,413	8,430
4.033% due 10/10/2014		58	43

Tribune Co.
5.000% due 06/04/2024 (a)		282	171
5.250% due 06/04/2014 (a)		1,358	817

UPC Holding BV
4.178% due 12/31/2016	EUR	547	606
4.995% due 12/31/2017		395	439

Total Bank Loan Obligations (Cost $19,648)			18,387

CORPORATE BONDS & NOTES 83.9%

BANKING & FINANCE 24.3%

AES Ironwood LLC
8.857% due 11/30/2025		$2,274	2,183

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		250	252

Ally Financial, Inc.
6.625% due 05/15/2012		1,225	1,222
6.750% due 12/01/2014		100	97
6.875% due 09/15/2011		2,600	2,649
8.000% due 03/15/2020		1,500	1,470
8.000% due 11/01/2031		2,525	2,328
8.300% due 02/12/2015		1,250	1,269

American International Group, Inc.
0.794% due 04/26/2011	EUR	1,400	1,645
5.450% due 05/18/2017		$1,875	1,673
5.850% due 01/16/2018		1,200	1,078
5.950% due 10/04/2010	GBP	1,000	1,500
8.175% due 05/15/2068		$900	718
8.250% due 08/15/2018		4,000	4,070
8.625% due 05/22/2038	GBP	1,000	1,136

BAC Capital Trust VI
5.625% due 03/08/2035		$500	423

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	200	205

BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	2,971

Bank of America Corp.
8.125% due 12/29/2049		200	193

Barclays Bank PLC
7.434% due 09/29/2049		1,750	1,575
14.000% due 11/29/2049	GBP	1,750	3,268

Capital One Capital V
10.250% due 08/15/2039		$3,600	3,820

CIT Group, Inc.
7.000% due 05/01/2013		1,350	1,300
7.000% due 05/01/2014		2,000	1,895
7.000% due 05/01/2015		1,000	927
7.000% due 05/01/2016		2,500	2,294
7.000% due 05/01/2017		876	793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2057		$725	$710

Citigroup, Inc.
8.125% due 07/15/2039		1,500	1,797

Countrywide Capital III
8.050% due 06/15/2027		1,800	1,791

Credit Agricole S.A.
8.375% due 10/29/2049		1,800	1,710

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,393	2,441

Ford Motor Credit Co. LLC
3.048% due 01/13/2012		1,500	1,459
7.000% due 10/01/2013		1,525	1,556
7.500% due 08/01/2012		300	307
8.000% due 06/01/2014		4,000	4,133
8.000% due 12/15/2016		3,425	3,508
8.125% due 01/15/2020		1,500	1,535
9.875% due 08/10/2011		1,000	1,053
12.000% due 05/15/2015		250	290

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	844

HBOS PLC
6.750% due 05/21/2018		1,000	938

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	255

Ineos Finance PLC
9.000% due 05/15/2015		750	752
9.250% due 05/15/2015	EUR	475	579

International Lease Finance Corp.
5.350% due 03/01/2012		$2,300	2,185
5.400% due 02/15/2012		2,300	2,191
5.625% due 09/15/2010		800	801
5.750% due 06/15/2011		2,500	2,466
5.875% due 05/01/2013		300	278
6.625% due 11/15/2013		5,625	5,245
8.625% due 09/15/2015		250	238
8.750% due 03/15/2017		1,075	1,021

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	400	440

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	446
7.625% due 10/14/2020		200	190
7.867% due 12/17/2019	GBP	250	297
7.875% due 11/01/2020		$2,300	1,874
11.040% due 03/19/2020	GBP	150	221

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$7,500	1,500
3.151% due 04/04/2016 (a)		400	80
6.625% due 01/18/2012 (a)		125	25
6.750% due 12/28/2017 (a)		1,250	2
6.875% due 05/02/2018 (a)		500	104
7.500% due 05/11/2038 (a)		1,025	2

NSG Holdings LLC
7.750% due 12/15/2025		2,125	1,881

Rabobank Nederland NV
11.000% due 06/29/2049		6,075	7,533

RBS Capital Trust A
6.467% due 12/29/2049	EUR	350	229

Regions Bank
7.500% due 05/15/2018		$1,500	1,526

Regions Financial Corp.
0.707% due 06/26/2012		1,000	942
7.375% due 12/10/2037		3,000	2,594

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016	EUR	1,500	1,692
8.500% due 05/15/2018		$2,175	2,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	469	$678
6.990% due 10/29/2049		$250	164
7.640% due 03/29/2049		2,200	1,270

SLM Corp.
0.546% due 10/25/2011		1,350	1,279
0.616% due 01/27/2014		1,025	846
4.141% due 01/31/2014		400	334
5.000% due 06/15/2018		450	361
5.050% due 11/14/2014		100	90
5.125% due 08/27/2012		325	320
5.375% due 05/15/2014		300	275
8.000% due 03/25/2020		1,000	880
8.450% due 06/15/2018		1,625	1,503

Societe Generale
5.922% due 04/29/2049		350	266

Tenneco, Inc.
8.125% due 11/15/2015		250	252

UBS AG
7.152% due 12/29/2049	EUR	600	664

UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	573

Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	858

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,309

Ventas Realty LP
6.500% due 06/01/2016		$100	102

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		650	642

Wells Fargo Capital XIII
7.700% due 12/29/2049		3,000	3,045

Wells Fargo Capital XV
9.750% due 09/29/2049		1,500	1,612

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,366

			127,449

INDUSTRIALS 49.8%

Actuant Corp.
6.875% due 06/15/2017		$300	294

Allison Transmission, Inc.
11.000% due 11/01/2015		1,455	1,531

American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011		100	102

American Renal Holdings
8.375% due 05/15/2018		425	423

American Stores Co.
7.100% due 03/20/2028		50	39
8.000% due 06/01/2026		1,375	1,176

AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,805
7.250% due 05/20/2015		1,050	1,055

Anadarko Petroleum Corp.
5.950% due 09/15/2016		$500	431
6.200% due 03/15/2040		250	199
6.450% due 09/15/2036		500	399

Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	1,500	1,926
8.875% due 05/01/2016		$675	697

ARAMARK Corp.
3.844% due 02/01/2015		1,225	1,133
8.500% due 02/01/2015		1,000	1,015

ArvinMeritor, Inc.
8.125% due 09/15/2015		1,840	1,776

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  High Yield Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 03/01/2012		$523	$554
10.625% due 03/15/2018		500	532

Ball Corp.
6.750% due 09/15/2020		575	584

Bausch & Lomb, Inc.
9.875% due 11/01/2015		750	774

Berry Plastics Corp.
5.053% due 02/15/2015		1,625	1,548
8.875% due 09/15/2014		1,000	968
9.500% due 05/15/2018		1,500	1,380

Biomet, Inc.
10.000% due 10/15/2017		250	270
10.375% due 10/15/2017 (c)		5,865	6,334
11.625% due 10/15/2017		3,250	3,534

Bombardier, Inc.
7.250% due 11/15/2016	EUR	400	511

Brocade Communications Systems, Inc.
6.625% due 01/15/2018		$1,000	998
6.875% due 01/15/2020		1,000	998

Building Materials Corp. of America
7.000% due 02/15/2020		900	896
7.500% due 03/15/2020		350	346

Cablevision Systems Corp.
7.750% due 04/15/2018		325	327
8.000% due 04/15/2020		200	204

Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,012

Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,266

CC Holdings GS V LLC
7.750% due 05/01/2017		750	797

CCO Holdings LLC
7.875% due 04/30/2018		2,000	2,020

CF Industries, Inc.
6.875% due 05/01/2018		1,500	1,530
7.125% due 05/01/2020		1,000	1,028

Chart Industries, Inc.
9.125% due 10/15/2015		425	428

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	625	722
7.000% due 08/15/2014		$250	255
7.250% due 12/15/2018		350	363
9.500% due 02/15/2015		4,500	4,995

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		500	479
7.750% due 05/15/2017		500	476
9.500% due 05/15/2016		1,325	1,352

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,000	3,025

Cognis GmbH
2.719% due 09/15/2013	EUR	500	604
9.500% due 05/15/2014		500	644

Community Health Systems, Inc.
8.875% due 07/15/2015		$5,000	5,169

Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,427
8.250% due 04/01/2020		750	786

Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,528

Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 12/15/2015		204	191

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)		334	326

Continental Resources, Inc.
7.375% due 10/01/2020		250	247
8.250% due 10/01/2019		50	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	$575	$582

Crown Americas LLC
7.625% due 05/15/2017	2,050	2,132

Crown Castle International Corp.
7.125% due 11/01/2019	50	49

CSC Holdings LLC
7.625% due 04/01/2011	1,650	1,700
7.625% due 07/15/2018	2,000	2,032
7.875% due 02/15/2018	3,300	3,382
8.500% due 04/15/2014	400	419
8.500% due 06/15/2015	725	756
8.625% due 02/15/2019	1,550	1,637

DaVita, Inc.
6.625% due 03/15/2013	692	696
7.250% due 03/15/2015	1,000	1,005

Delta Air Lines, Inc.
9.500% due 09/15/2014	1,000	1,055

Denbury Resources, Inc.
8.250% due 02/15/2020	1,000	1,050

Digicel Group Ltd.
10.500% due 04/15/2018	1,000	1,036

Digicel Ltd.
8.250% due 09/01/2017	2,000	1,990

DISH DBS Corp.
6.625% due 10/01/2014	1,175	1,178
7.000% due 10/01/2013	175	181
7.125% due 02/01/2016	4,055	4,085
7.750% due 05/31/2015	690	714
7.875% due 09/01/2019	150	157

Diversey, Inc.
8.250% due 11/15/2019	750	776

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	202

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	207	207

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,150	1,012

El Paso Corp.
7.000% due 06/15/2017	475	475
7.250% due 06/01/2018	500	504
7.800% due 08/01/2031	1,150	1,144
8.050% due 10/15/2030	780	776

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,000

Equinix, Inc.
8.125% due 03/01/2018	500	514

First Data Corp.
9.875% due 09/24/2015	2,525	1,932

Ford Motor Co.
9.215% due 09/15/2021	200	200

Forest Oil Corp.
7.250% due 06/15/2019	1,125	1,091
8.500% due 02/15/2014	1,000	1,048

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	555	603
8.375% due 04/01/2017	2,130	2,346

Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,269
7.125% due 01/15/2017	375	384
7.250% due 06/01/2028	150	149
7.375% due 12/01/2025	4,520	4,565
7.700% due 06/15/2015	800	838
8.000% due 01/15/2024	1,775	1,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 05/01/2016		$2,025	$2,169
8.875% due 05/15/2031		200	218

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		325	336
10.500% due 05/15/2016		950	1,038

Harrah's Operating Co., Inc.
10.000% due 12/15/2018		2,250	1,856
11.250% due 06/01/2017		1,350	1,428

HCA, Inc.
7.190% due 11/15/2015		180	161
7.250% due 09/15/2020		2,475	2,500
8.500% due 04/15/2019		800	852
9.250% due 11/15/2016		4,000	4,250
9.625% due 11/15/2016 (c)		5,450	5,845
9.875% due 02/15/2017		1,275	1,377

HeidelbergCement AG
8.500% due 10/31/2019	EUR	1,000	1,238

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$1,250	1,134

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	750	672

Insight Communications Co., Inc.
9.375% due 07/15/2018 (b)		$700	700

Intelsat Corp.
9.250% due 08/15/2014		1,000	1,028
9.250% due 06/15/2016		1,350	1,424

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		750	761
9.500% due 06/15/2016		3,000	3,165
11.250% due 06/15/2016		500	535

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,018
11.500% due 02/04/2017 (c)		978	981

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		50	51

Intergen NV
9.000% due 06/30/2017		2,680	2,680

Jarden Corp.
7.500% due 05/01/2017		1,500	1,478

JC Penney Corp., Inc.
7.125% due 11/15/2023		175	186
7.950% due 04/01/2017		950	1,059

JET Equipment Trust
7.630% due 08/15/2012 (a)		55	33

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		160	165

Kansas City Southern Railway
8.000% due 06/01/2015		200	207

Kerling PLC
10.625% due 01/28/2017	EUR	450	558

LBI Escrow Corp.
8.000% due 11/01/2017		$2,500	2,581

Legrand France S.A.
8.500% due 02/15/2025		750	912

Lender Processing Services, Inc.
8.125% due 07/01/2016		275	291

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	695	489

Linn Energy LLC
8.625% due 04/15/2020		$950	977

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	999

McClatchy Co.
11.500% due 02/15/2017		700	714

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McJunkin Red Man Corp.
9.500% due 12/15/2016	$1,500	$1,462

MGM Resorts International
6.625% due 07/15/2015	300	238
6.875% due 04/01/2016	450	362
7.500% due 06/01/2016	1,250	991
9.000% due 03/15/2020	750	774
10.375% due 05/15/2014	250	273
11.125% due 11/15/2017	1,000	1,108
13.000% due 11/15/2013	350	405

Michael Foods, Inc.
9.750% due 07/15/2018	2,000	2,065

Mylan, Inc.
7.625% due 07/15/2017	700	718
7.875% due 07/15/2020	2,000	2,050

Nalco Co.
8.875% due 11/15/2013	875	901

New Albertson's, Inc.
7.450% due 08/01/2029	1,415	1,182

Newfield Exploration Co.
6.625% due 09/01/2014	100	101
6.875% due 02/01/2020	1,050	1,024
7.125% due 05/15/2018	1,075	1,070

NFR Energy LLC
9.750% due 02/15/2017	1,500	1,455

Nielsen Finance LLC
0.000% due 08/01/2016 (f)	750	718
11.500% due 05/01/2016	1,000	1,098

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	765	604
10.125% due 07/15/2013 (a)	795	646

Novelis, Inc.
7.250% due 02/15/2015	2,500	2,425

NPC International, Inc.
9.500% due 05/01/2014	1,275	1,281

NXP BV Funding LLC
7.875% due 10/15/2014	1,500	1,384

OPTI Canada, Inc.
7.875% due 12/15/2014	375	328
8.250% due 12/15/2014	1,280	1,120

Oshkosh Corp.
8.250% due 03/01/2017	175	183
8.500% due 03/01/2020	175	183

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	100	102

Phillips-Van Heusen Corp.
7.375% due 05/15/2020	825	836

Pinnacle Entertainment, Inc.
8.625% due 08/01/2017	750	776

Pinnacle Foods Finance LLC
9.250% due 04/01/2015	3,050	3,126

Plains Exploration & Production Co.
7.000% due 03/15/2017	500	480
7.625% due 04/01/2020	1,500	1,462

Quebecor Media, Inc.
7.750% due 03/15/2016	2,650	2,610

Quicksilver Resources, Inc.
9.125% due 08/15/2019	3,150	3,213
11.750% due 01/01/2016	525	581

Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)	1,500	1,511

QVC, Inc.
7.375% due 10/15/2020	1,000	977
7.500% due 10/01/2019	1,000	988

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		$950	$917

Range Resources Corp.
7.500% due 10/01/2017		275	279

RBS Global, Inc.
8.500% due 05/01/2018		3,000	2,925

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,544

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		2,925	2,856
9.875% due 05/15/2016		150	153

Scotts Miracle-Gro Co.
7.250% due 01/15/2018		150	152

Sensata Technologies BV
8.000% due 05/01/2014		1,288	1,343

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	124

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	446

Solutia, Inc.
7.875% due 03/15/2020		1,000	1,002

Sonat, Inc.
7.000% due 02/01/2018		500	496
7.625% due 07/15/2011		1,450	1,503

Southern Natural Gas Co.
5.900% due 04/01/2017		175	186

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,425	1,471

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		925	930

Steel Dynamics, Inc.
7.625% due 03/15/2020		175	175

Suburban Propane Partners LP
7.375% due 03/15/2020		275	280

SunGard Data Systems, Inc.
9.125% due 08/15/2013		3,501	3,575
10.625% due 05/15/2015		525	564

SUPERVALU, Inc.
8.000% due 05/01/2016		375	373

Teck Resources Ltd.
9.750% due 05/15/2014		500	592
10.750% due 05/15/2019		3,000	3,681

Tenet Healthcare Corp.
8.875% due 07/01/2019		2,000	2,130

Thermon Industries, Inc.
9.500% due 05/01/2017		450	459

TransCanada Pipelines Ltd.
6.350% due 05/15/2067		1,525	1,361

TransDigm, Inc.
7.750% due 07/15/2014		1,500	1,511

TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	780

TRW Automotive, Inc.
7.000% due 03/15/2014		1,350	1,343
7.250% due 03/15/2017		1,330	1,297

United Airlines, Inc.
9.750% due 01/15/2017		1,000	1,067

UPC Holding BV
7.750% due 01/15/2014	EUR	1,000	1,189
8.000% due 11/01/2016		500	584

Valeant Pharmaceuticals International
7.625% due 03/15/2020		$550	652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018 (b)		$1,550	$1,500

Videotron Ltee
9.125% due 04/15/2018		500	545

Visant Corp.
7.625% due 10/01/2012		250	251

Visant Holding Corp.
8.750% due 12/01/2013		500	507

West Corp.
9.500% due 10/15/2014		1,000	1,010

Williams Cos., Inc.
7.750% due 06/15/2031		148	160
7.875% due 09/01/2021		426	490

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	900	1,111
11.750% due 07/15/2017		$3,650	3,759

Windstream Corp.
7.000% due 03/15/2019		300	278
7.875% due 11/01/2017		400	392
8.625% due 08/01/2016		2,985	3,022

WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,605

Wynn Las Vegas LLC
6.625% due 12/01/2014		1,175	1,184

			261,873

UTILITIES 9.8%

AES Corp.
7.750% due 10/15/2015		1,505	1,531
8.000% due 06/01/2020		1,100	1,111
8.875% due 02/15/2011		500	514
9.750% due 04/15/2016		700	756

AES Red Oak LLC
8.540% due 11/30/2019		1,174	1,165
9.200% due 11/30/2029		100	98

Berry Petroleum Co.
10.250% due 06/01/2014		1,025	1,107

CMS Energy Corp.
6.250% due 02/01/2020		250	239
8.750% due 06/15/2019		300	333

Frontier Communications Corp.
6.625% due 03/15/2015		1,000	970
7.000% due 11/01/2025		725	618
7.125% due 03/15/2019		1,125	1,046
7.450% due 07/01/2035		250	196
8.250% due 05/01/2014		550	573
9.000% due 08/15/2031		1,025	956

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)		750	17
10.889% due 05/01/2013 (a)		950	21

Homer City Funding LLC
8.734% due 10/01/2026		708	655

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		3,025	2,904

Kinder Morgan, Inc.
5.150% due 03/01/2015		250	239

Midwest Generation LLC
8.560% due 01/02/2016		3,180	3,140

New Communications Holdings, Inc.
7.875% due 04/15/2015		550	557
8.250% due 04/15/2017		275	277
8.500% due 04/15/2020		275	277

Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,111

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.250% due 02/01/2014	$750	$762
7.375% due 02/01/2016	6,000	5,985
7.375% due 01/15/2017	2,075	2,060
8.500% due 06/15/2019	50	51

Qwest Communications International, Inc.
7.125% due 04/01/2018	1,250	1,253
7.500% due 02/15/2014	897	904

Qwest Corp.
7.875% due 09/01/2011	725	758

Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	289	301
9.681% due 07/02/2026	300	312

RRI Energy, Inc.
7.875% due 06/15/2017	375	356

Sithe Independence Funding Corp.
9.000% due 12/30/2013	314	320

Sprint Capital Corp.
6.900% due 05/01/2019	4,000	3,640
8.375% due 03/15/2012	325	343
8.750% due 03/15/2032	950	912

Sprint Nextel Corp.
6.000% due 12/01/2016	4,730	4,269
8.375% due 08/15/2017	1,500	1,508

Telesat LLC
11.000% due 11/01/2015	2,140	2,322
12.500% due 11/01/2017	400	450

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,911	1,920

Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (c)	446	288

TW Telecom Holdings, Inc.
8.000% due 03/01/2018	450	461

Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,122

		51,708

Total Corporate Bonds & Notes (Cost $429,557)		441,030

CONVERTIBLE BONDS & NOTES 0.4%

Nortel Networks Corp.
2.125% due 04/15/2014 (a)	1,000	782

Transocean, Inc.
1.500% due 12/15/2037	1,500	1,249

Total Convertible Bonds & Notes (Cost $2,257)		2,031

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	22

Total Municipal Bonds & Notes (Cost $38)		22

MORTGAGE-BACKED SECURITIES 4.1%

American Home Mortgage Assets
0.537% due 05/25/2046	141	76
0.537% due 09/25/2046	52	24
0.557% due 10/25/2046	125	63
1.332% due 11/25/2046	631	290
6.250% due 06/25/2037	363	210

American Home Mortgage Investment Trust
5.660% due 09/25/2045	39	33

Banc of America Alternative Loan Trust
0.747% due 05/25/2035	193	136

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
2.716% due 01/25/2035	$13	$10
5.625% due 11/25/2036	1,393	818
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034	19	19
5.604% due 07/25/2046	54	37

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	279	146
0.537% due 09/25/2046	77	42
0.542% due 12/20/2046	351	174
0.558% due 03/20/2046	155	81
0.558% due 07/20/2046	125	49
0.578% due 05/20/2046	230	100
0.670% due 11/20/2035	49	28
0.717% due 02/25/2037	618	216
1.412% due 12/25/2035	282	161
5.593% due 10/25/2035	109	76
5.787% due 02/25/2037	132	93
6.000% due 01/25/2037	207	137

Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	118	64
5.663% due 05/20/2036	823	480
6.000% due 05/25/2036	761	671

Downey Savings & Loan Association Mortgage Loan Trust
0.598% due 03/19/2045	41	25

First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	139	101
6.000% due 05/25/2036	272	211

GSR Mortgage Loan Trust
2.918% due 05/25/2035	2,991	2,099
3.342% due 04/25/2035	17	14
5.034% due 01/25/2036	57	47
5.750% due 03/25/2036	690	596

Harborview Mortgage Loan Trust
0.528% due 07/19/2046	129	73
0.548% due 09/19/2046	51	28
0.588% due 03/19/2036	1,110	598
1.262% due 12/19/2036	55	24
5.750% due 08/19/2036	108	76

Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047	77	35
6.000% due 07/25/2037	1,400	893

Indymac INDA Mortgage Loan Trust
5.634% due 03/25/2037	2,837	2,177

Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046	108	58
0.547% due 06/25/2047	47	25
3.153% due 08/25/2035	226	170
5.185% due 09/25/2035	163	119
5.383% due 11/25/2035	451	348
5.559% due 05/25/2036	4,749	3,676

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	41	39

Luminent Mortgage Trust
0.517% due 12/25/2036	69	41
0.527% due 12/25/2036	53	30

MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	38	20

Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	63	46

Residential Accredit Loans, Inc.
0.507% due 01/25/2037	2,441	1,384
0.677% due 03/25/2037	395	142
3.004% due 03/25/2035	61	42
3.341% due 02/25/2035	79	54
5.500% due 02/25/2036	822	531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
0.747% due 01/25/2046	$563	$254
5.500% due 12/25/2035	1,385	1,099
6.000% due 05/25/2037	307	237

Structured Asset Mortgage Investments, Inc.
0.527% due 09/25/2047	78	41
0.537% due 07/25/2046	139	78
0.567% due 05/25/2046	57	28
0.567% due 09/25/2047	1,000	290
0.657% due 09/25/2045	124	72

SunTrust Alternative Loan Trust
0.697% due 04/25/2036	196	58

WaMu Mortgage Pass-Through Certificates
1.121% due 02/25/2047	130	75
1.121% due 03/25/2047	138	76
1.181% due 04/25/2047	69	41
1.241% due 12/25/2046	63	37
5.197% due 01/25/2037	61	44
5.517% due 12/25/2036	841	617
5.693% due 10/25/2036	479	373
5.795% due 02/25/2037	63	45
5.871% due 09/25/2036	53	41

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.391% due 05/25/2046	54	29

Total Mortgage-Backed Securities (Cost $20,021)		21,491

ASSET-BACKED SECURITIES 0.1%

Argent Securities, Inc.
1.397% due 12/25/2033	319	259

Credit-Based Asset Servicing & Securitization LLC
0.417% due 01/25/2037	127	60

GSAMP Trust
0.497% due 08/25/2036	100	44

Lehman XS Trust
0.597% due 08/25/2046	256	0

MASTR Asset-Backed Securities Trust
0.557% due 11/25/2036	100	40

Mid-State Trust
7.791% due 03/15/2038	28	26

Morgan Stanley ABS Capital I
0.487% due 05/25/2037	100	40

Structured Asset Securities Corp.
0.497% due 05/25/2037	163	136
0.647% due 06/25/2035	413	166

Total Asset-Backed Securities (Cost $930)		771

	SHARES
COMMON STOCKS 0.3%

Dex One Corp. (d)	68,269	1,297

SemGroup Corp. 'A' (d)	7,116	174

Total Common Stocks (Cost $2,301)		1,471

WARRANTS 0.0%

SemGroup Corp. - Exp. 11/30/2014	7,490	45

Total Warrants (Cost $34)		45

CONVERTIBLE PREFERRED SECURITIES 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	2,992

Total Convertible Preferred Securities (Cost $1,979)		2,992

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%

ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	$800	$535

Total Preferred Stocks (Cost $404)		535

SHORT-TERM INSTRUMENTS 8.4%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2010	525	525

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $536. Repurchase proceeds are $525.)

U.S. TREASURY BILLS 0.4%
0.188% due 07/29/2010 - 09/02/2010 (e)(h)(j)	1,976	1,976

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 7.9%
4,127,254	$41,330

Total Short-Term Instruments (Cost $43,829)	43,831

Total Investments 101.3% (Cost $520,998)	$532,606

Written Options (l) (0.0%) (Premiums $263)	0

Other Assets and Liabilities (Net) (1.3%)	(6,819)

Net Assets 100.0%	$525,787

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average yield.
(f)	Security becomes interest bearing at a future date.
(g)	Affiliated to the Portfolio.
(h)	Securities with an aggregate market value of $1,614 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $974 at a weighted average interest rate of -0.785%. On June 30, 2010, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $362 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	180	$641
90-Day Eurodollar September Futures	Long	09/2010	244	665

				$1,306

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	5.056%	$1,000	$0	$(94)	$94
Ally Financial, Inc.	DUB	5.000%	03/20/2012	4.191%	200	3	(31)	34
Ally Financial, Inc.	MSC	6.560%	12/20/2012	4.586%	1,500	68	0	68
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.629%	1,900	5	0	5
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	5.328%	200	(2)	(18)	16
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.954%	1,150	3	(105)	108
El Paso Corp.	CSFB	5.000%	12/20/2014	3.504%	2,500	153	(75)	228
El Paso Corp.	GSC	5.000%	09/20/2014	3.337%	3,000	195	(285)	480
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.392%	550	54	(56)	110
HCA, Inc.	BOA	5.000%	03/20/2014	2.764%	1,000	70	(150)	220
Indonesia Government International Bond	RBS	1.580%	09/20/2010	0.915%	1,000	2	0	2
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.582%	1,900	8	0	8
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.582%	1,100	4	0	4
NRG Energy, Inc.	GSC	4.200%	09/20/2013	3.540%	100	2	0	2
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.868%	600	22	0	22
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.539%	1,100	(57)	(121)	64
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.539%	100	(5)	(14)	9
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%	300	(17)	(56)	39
RRI Energy, Inc.	MSC	5.000%	12/20/2014	6.769%	300	(19)	(30)	11
SLM Corp.	BCLY	5.000%	12/20/2013	5.754%	650	(14)	(72)	58
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	5,000	54	(216)	270
SLM Corp.	BOA	5.000%	09/20/2014	5.945%	800	(25)	(112)	87
SLM Corp.	DUB	5.000%	06/20/2012	5.098%	500	0	(65)	65
SLM Corp.	DUB	5.000%	09/20/2014	5.945%	300	(9)	(34)	25

						$495	$(1,534)	$2,029

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$988	$(570)	$(692)	$122
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	3,500	80	0	80
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	578	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	16	0	16
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	10,000	(533)	(443)	(90)
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015	10,000	(534)	(375)	(159)

					$(1,540)	$(1,510)	$(30)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(768)	$(76)	$(692)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(74)	(24)	(50)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(213)	(25)	(188)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	88	12	76
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	107	8	99
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	87	12	75

							$(773)	$(93)	$(680)

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$22,000	$232	$0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	31	0

							$263	$0

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	139	$110,800	$1,019
Sales	70	0	16
Closing Buys	(209)	(84,800)	(772)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$26,000	$263

(m)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$321	$326	0.06%

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(n)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,539	08/2010	GSC	$2	$0	$2
Buy	CNY	869	11/2010	BCLY	0	(3)	(3)
Buy		1,400	11/2010	CITI	0	(4)	(4)
Buy		3,616	11/2010	DUB	0	(12)	(12)
Buy		1,429	11/2010	MSC	0	(5)	(5)
Buy		797	01/2011	BOA	0	(2)	(2)
Buy		1,008	01/2011	CITI	0	(1)	(1)
Buy		2,307	01/2011	DUB	0	(2)	(2)
Buy		1,461	01/2011	MSC	0	(3)	(3)
Sell	EUR	15,150	07/2010	BCLY	1,752	0	1,752
Sell		705	07/2010	BNP	29	0	29
Sell		815	07/2010	BOA	9	0	9
Sell		379	07/2010	DUB	1	0	1
Sell		588	07/2010	MSC	5	(4)	1
Sell		579	08/2010	CITI	6	0	6
Sell	GBP	4,877	09/2010	BOA	0	(58)	(58)

					$1,804	$(94)	$1,710

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$18,387	$0	$18,387
Corporate Bonds & Notes	0	440,671	359	441,030
Convertible Bonds & Notes	0	2,031	0	2,031
Municipal Bonds & Notes	0	22	0	22
Mortgage-Backed Securities	0	21,491	0	21,491
Asset-Backed Securities	0	771	0	771
Common Stocks	1,297	0	174	1,471
Warrants	0	0	45	45
Convertible Preferred Securities	2,992	0	0	2,992
Preferred Stocks	0	535	0	535
Short-Term Instruments	41,330	2,501	0	43,831

Investments, at value	$45,619	$486,409	$578	$532,606
Financial Derivative Instruments (3)	$1,306	$3,029	$0	$4,335

Totals	$46,925	$489,438	$578	$536,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$630	$(368)	$10	$(18)	$105	$0	$0	$359	$15
Asset-Backed Securities	3,673	(3,734)	24	105	(68)	0	0	0	0
Common Stocks	183	0	0	0	(9)	0	0	174	(9)
Warrants	33	0	0	0	12	0	0	45	12

Investments, at value	$4,519	$(4,102)	$34	$87	$40	$0	$0	$578	$18

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  High Yield Portfolio  (Cont.)

June 30, 2010 (Unaudited)

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$8	$0	$0	$0	$0	$8
Unrealized appreciation on foreign currency contracts	0	1,804	0	0	0	1,804
Unrealized appreciation on swap agreements	249	0	2,249	0	0	2,498

	$257	$1,804	$2,249	$0	$0	$4,310

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$94	$0	$0	$0	$94
Unrealized depreciation on swap agreements	929	0	250	0	0	1,179

	$929	$94	$250	$0	$0	$1,273

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,421	$0	$3,508	$0	$0	$4,929
Net realized gain on foreign currency transactions	0	3,037	0	0	0	3,037

	$1,421	$3,037	$3,508	$0	$0	$7,966

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$240	$0	$(3,827)	$0	$0	$(3,587)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	943	0	0	0	943

	$240	$943	$(3,827)	$0	$0	$(2,644)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,306 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations,

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2010 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States Government. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is

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mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers

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entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the

Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 0	$ 136,325	$ 95,000	$ 2	$ 41,330	$ 25	$ 3

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,249	$1,368	$190,864	$225,526

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	30	$219	196	$1,223
Administrative Class	27,032	200,017	45,120	280,287
Advisor Class	2,321	17,273	1,868	12,112
Issued as reinvestment of distributions
Institutional Class	16	118	35	229
Administrative Class	2,627	19,502	5,396	34,816
Advisor Class	34	252	40	268
Cost of shares redeemed
Institutional Class	(54)	(400)	(132)	(834)
Administrative Class	(32,495)	(241,107)	(33,921)	(206,405)
Advisor Class	(2,322)	(17,153)	(1,173)	(7,375)
Net increase (decrease) resulting from Portfolio share transactions	(2,811)	$(21,279)	17,429	$114,321

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	5	78	*
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this

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lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$28,204	$ (16,596)	$11,608

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS37 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	53.1%
Short-Term Instruments	21.4%
U.S. Government Agencies	17.4%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	1.3%
Other	1.8%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/30/99)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	14.80%	17.14%	6.93%	8.83%	8.22%
Barclays Capital Long-Term Treasury Index±	13.20%	12.02%	6.11%	7.99%	7.49%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.635% for Administrative Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,147.99	$1,021.67
Expenses Paid During Period†	$3.36	$3.16

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.632%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above benchmark duration (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields fell across the majority of the maturities over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve negatively impacted relative performance as the two- to 30-year yield spread flattened during the reporting period.

»	Interest rate swap exposure contributed to performance as swap spreads tightened across all maturities during the reporting period.

»	An allocation to long-term Agencies detracted from performance as they underperformed like-duration U.S. Treasuries for the reporting period.

»	An out-of-benchmark allocation to mortgages was slightly negative for performance as they underperformed long-maturity U.S. Treasuries during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$10.44	$12.23	$10.94	$10.43	$11.00	$11.19
Net investment income (a)	0.19	0.42	0.41	0.48	0.46	0.40
Net realized/unrealized gain (loss) on investments	1.34	(0.94)	1.42	0.50	(0.34)	0.12
Total income (loss) from investment operations	1.53	(0.52)	1.83	0.98	0.12	0.52
Dividends from net investment income	(0.22)	(0.43)	(0.41)	(0.47)	(0.46)	(0.40)
Distributions from net realized capital gains	0.00	(0.84)	(0.13)	0.00	(0.23)	(0.31)
Total distributions	(0.22)	(1.27)	(0.54)	(0.47)	(0.69)	(0.71)
Net asset value end of year or period	$11.75	$10.44	$12.23	$10.94	$10.43	$11.00
Total return	14.80%	(4.39)%	17.29%	9.75%	1.15%	4.75%
Net assets end of year or period (000s)	$137,261	$167,615	$141,575	$125,434	$100,762	$89,426
Ratio of expenses to average net assets	0.632%*	0.635%	0.635%	0.625%	0.625%	0.65	%(b)
Ratio of expenses to average net assets excluding interest expense	0.625%*	0.625%	0.625%	0.625%	0.625%	0.65	%(b)
Ratio of net investment income to average net assets	3.62%*	3.69%	3.73%	4.58%	4.34%	3.52%
Portfolio turnover rate	161%	523%	338%	188%	785%	533%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$149,350
Investments in Affiliates, at value	40,215
Repurchase agreements, at value	407
Deposits with counterparty	66
Receivable for investments sold	1,529
Receivable for investments in Affiliates sold	600
Receivable for Portfolio shares sold	79
Interest and dividends receivable	858
Dividends receivable from Affiliates	3
Variation margin receivable	22
Swap premiums paid	252
Unrealized appreciation on swap agreements	143
193,524

Liabilities:
Payable for investments purchased	$36,616
Payable for investments in Affiliates purchased	3
Payable for investments purchased on a delayed-delivery basis	15,746
Payable for Portfolio shares redeemed	135
Written options outstanding	236
Deposits from counterparty	920
Accrued related party fees	68
Swap premiums received	17
Unrealized depreciation on swap agreements	21
Other liabilities	17
53,779

Net Assets	$139,745

Net Assets Consist of:
Paid in capital	$132,673
(Overdistributed) net investment income	(221)
Accumulated undistributed net realized (loss)	(713)
Net unrealized appreciation	8,006
$139,745

Net Assets:
Institutional Class	$1,631
Administrative Class	137,261
Advisor Class	853

Shares Issued and Outstanding:
Institutional Class	139
Administrative Class	11,682
Advisor Class	72

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.75
Administrative Class	11.75
Advisor Class	11.75

Cost of Investments Owned	$141,618
Cost of Investments in Affiliates Owned	$40,215
Cost of Repurchase Agreements Owned	$407
Premiums Received on Written Options	$126

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$2,958
Dividends from Affiliate investments	6
Total Income	2,964

Expenses:
Investment advisory fees	154
Supervisory and administrative fees	171
Servicing fees – Administrative Class	101
Trustees' fees	1
Interest expense	5
Total Expenses	432

Net Investment Income (Loss)	2,532

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,757
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	1,483
Net change in unrealized appreciation on investments	13,611
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(353)
Net Gain	16,499

Net Increase in Net Assets Resulting from Operations	$19,031

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,532	$4,964
Net realized gain	3,240	26
Net realized gain on Affiliate investments	1	2
Net change in unrealized appreciation (depreciation)	13,258	(12,950)
Net increase (decrease) resulting from operations	19,031	(7,958)

Distributions to Shareholders:
From net investment income
Institutional Class	(26)	(45)
Administrative Class	(2,777)	(5,024)
Advisor Class	(7)	(1)
From net realized capital gains
Institutional Class	0	(72)
Administrative Class	0	(12,440)
Advisor Class	0	(9)

Total Distributions	(2,810)	(17,591)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	517	649
Administrative Class	9,077	65,188
Advisor Class	777	133
Issued as reinvestment of distributions
Institutional Class	26	117
Administrative Class	2,777	17,464
Advisor Class	7	10
Cost of shares redeemed
Institutional Class	(62)	(755)
Administrative Class	(58,211)	(31,232)
Advisor Class	(117)	0
Net increase (decrease) resulting from Portfolio share transactions	(45,209)	51,574

Total Increase (Decrease) in Net Assets	(28,988)	26,025

Net Assets:
Beginning of period	168,733	142,708
End of period*	$139,745	$168,733

*Including undistributed (overdistributed) net investment income of:	$(221)	$57

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Long-Term U.S. Government Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.7%

American International Group, Inc.
8.250% due 08/15/2018	$200	$204

Caterpillar Financial Services Corp.
1.287% due 06/24/2011	1,100	1,108

Goldman Sachs Group, Inc.
0.533% due 02/06/2012	700	683

U.S. Trade Funding Corp.
4.260% due 11/15/2014	380	402

Total Corporate Bonds & Notes (Cost $2,380)		2,397

MUNICIPAL BONDS & NOTES 0.8%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	327

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	188

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	300	323

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	204

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	28

Total Municipal Bonds & Notes (Cost $977)		1,070

U.S. GOVERNMENT AGENCIES 23.6%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	975
0.407% due 07/25/2037	121	110
0.825% due 08/25/2021	11	11
0.975% due 08/25/2022	6	6
1.247% due 04/25/2032	17	18
1.275% due 04/25/2021	5	5
3.015% due 01/01/2033	14	14
4.100% due 12/17/2018	1,500	1,524
4.250% due 05/25/2037	57	55
4.500% due 08/25/2018 - 06/25/2019	266	280
5.000% due 04/25/2032 - 08/25/2033	295	314
5.375% due 04/11/2022	1,200	1,281
5.500% due 12/25/2035	110	121
5.800% due 02/09/2026	500	514
6.000% due 01/25/2036	566	645
6.080% due 09/01/2028	64	77
6.500% due 07/25/2031	553	619

Farmer Mac
7.344% due 07/25/2011	94	93

Federal Farm Credit Bank
5.050% due 03/28/2019	400	459
5.150% due 03/25/2020	250	287
5.160% due 03/14/2022	2,400	2,735

Federal Home Loan Bank
6.000% due 02/12/2021	50	61
6.125% due 06/08/2018	80	98

Federal Housing Administration
6.896% due 07/01/2020	282	281

Financing Corp.
0.000% due 09/26/2019	1,500	1,076
10.700% due 10/06/2017	650	979

Freddie Mac
0.750% due 01/15/2033	48	48
1.075% due 02/15/2027	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/15/2021	$14	$14
1.621% due 10/25/2044	81	82
4.000% due 06/15/2032	319	290
5.400% due 03/17/2021	1,000	1,115
5.500% due 08/15/2030 - 02/15/2034	708	777
5.625% due 11/23/2035	600	647
7.000% due 07/15/2023 - 12/01/2031	36	41
8.250% due 06/01/2016	350	431

Ginnie Mae
3.625% due 08/20/2030	8	9
5.500% due 01/20/2036	637	687
6.000% due 08/20/2033	1,505	1,694

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,521
5.500% due 04/26/2024	400	472

Overseas Private Investment Corp.
4.736% due 03/15/2022	347	354

Private Export Funding Corp.
5.000% due 12/15/2016	500	568

Residual Funding Strip
0.000% due 10/15/2019 - 01/15/2030	11,900	8,281

Resolution Funding Corp. Interest Strip
0.000% due 04/15/2028	1,700	790

Small Business Administration
5.240% due 08/01/2023	532	565
5.290% due 12/01/2027	469	514

Tennessee Valley Authority
4.875% due 01/15/2048	800	836
5.880% due 04/01/2036	500	597

Total U.S. Government Agencies (Cost $29,835)		32,981

U.S. TREASURY OBLIGATIONS 72.1%

U.S. Treasury Bonds
4.375% due 11/15/2039	5,700	6,170
4.500% due 08/15/2039	3,500	3,865
5.500% due 08/15/2028	5,600	6,932
6.125% due 11/15/2027 (c)	23,100	30,442
6.250% due 08/15/2023	300	389
7.250% due 08/15/2022	2,100	2,929
8.000% due 11/15/2021	8,600	12,518
8.750% due 08/15/2020	700	1,050

U.S. Treasury Strips
0.000% due 08/15/2020	1,300	927
0.000% due 02/15/2021	2,300	1,600
0.000% due 11/15/2021	1,500	1,005
0.000% due 08/15/2022	4,200	2,719
0.000% due 08/15/2026	1,400	741
0.000% due 02/15/2027	7,700	3,978
0.000% due 11/15/2027	14,700	7,447
0.000% due 02/15/2028	4,900	2,412
0.000% due 11/15/2028	200	97
0.000% due 05/15/2032	100	41
0.000% due 02/15/2033	1,700	671
0.000% due 05/15/2039	20,100	6,215
0.000% due 08/15/2039 (c)	15,800	4,817
0.000% due 11/15/2039	11,400	3,427
0.000% due 05/15/2040	1,400	412

Total U.S. Treasury Obligations (Cost $95,079)		100,804

MORTGAGE-BACKED SECURITIES 6.8%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	209	204

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	824

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	$321	$298
2.881% due 04/25/2033	47	46
2.960% due 04/25/2033	195	190
3.399% due 02/25/2034	55	46
3.552% due 01/25/2034	31	30
3.735% due 10/25/2035	500	471

Citigroup Mortgage Loan Trust, Inc.
2.810% due 10/25/2035	625	518

Countrywide Alternative Loan Trust
0.557% due 05/25/2035	116	69
5.500% due 10/25/2033	1,448	1,279

Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	212	115
0.687% due 06/25/2035	1,652	1,356

Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033	49	45
2.941% due 11/25/2032	12	11

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	54	53

First Republic Mortgage Loan Trust
0.700% due 11/15/2031	163	144

GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	62	52

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	151	146

Harborview Mortgage Loan Trust
0.478% due 04/19/2038	119	60
0.568% due 05/19/2035	90	53
3.098% due 07/19/2035	117	90

Impac CMB Trust
5.027% due 09/25/2034	442	388

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	606

JPMorgan Mortgage Trust
3.442% due 07/25/2035	546	530

MASTR Asset Securitization Trust
5.500% due 09/25/2033	226	232

Residential Accredit Loans, Inc.
0.747% due 01/25/2033	17	15
0.747% due 03/25/2033	51	46
6.000% due 06/25/2036	190	104

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	24	25

Sequoia Mortgage Trust
0.698% due 07/20/2033	194	163

Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	253	147

Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	101	100
1.008% due 09/19/2032	190	162
1.188% due 10/19/2033	55	46

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	54	49
5.572% due 10/15/2048	300	311

WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	80	62
1.421% due 08/25/2046	542	327
1.821% due 08/25/2042	6	5
3.359% due 10/25/2046	153	100

Washington Mutual MSC Mortgage Pass-Through
Certificates
2.449% due 02/25/2031	1	1
2.527% due 05/25/2033	11	10

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.267% due 02/25/2033	$5	$5
3.363% due 02/25/2033	3	3

Total Mortgage-Backed Securities (Cost $10,817)		9,537

ASSET-BACKED SECURITIES 1.8%

Bear Stearns Asset-Backed Securities Trust
0.847% due 11/25/2042	128	109

Chase Issuance Trust
2.037% due 09/15/2015	800	830

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 03/25/2037	1	1

Fremont Home Loan Trust
0.397% due 10/25/2036	14	13

HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	45	41

LA Arena Funding LLC
7.656% due 12/15/2026	74	79

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	19	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
0.787% due 08/25/2033	$10	$9
0.847% due 12/25/2033	50	41

SLM Student Loan Trust
0.306% due 10/27/2014	3	3
0.316% due 04/25/2017	69	69
0.426% due 04/25/2017	43	43
1.816% due 04/25/2023	1,237	1,280

Specialty Underwriting & Residential Finance
1.027% due 01/25/2034	12	9

Structured Asset Securities Corp.
0.637% due 01/25/2033	17	15

Total Asset-Backed Securities (Cost $2,530)		2,561

SHORT-TERM INSTRUMENTS 29.1%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2010	407	407
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $415. Repurchase proceeds are $407.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 28.8%
4,015,929	$40,215

Total Short-Term Instruments (Cost $40,622)	40,622

Total Investments 135.9% (Cost $182,240)	$189,972

Written Options (e) (0.2%) (Premiums $126)	(236)

Other Assets and Liabilities (Net) (35.7%)	(49,991)

Net Assets 100.0%	$139,745

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $11,168 at a weighted average interest rate of 0.168%. On June 30, 2010, there were no open reverse repurchase agreements.
(c)	Securities with an aggregate market value of $150 and cash of $66 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	64	$29
90-Day Eurodollar June Futures	Long	06/2012	23	42
90-Day Eurodollar September Futures	Long	09/2011	61	10
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	28	168
U.S. Treasury 30-Year Bond September Futures	Long	09/2010	7	34

				$283

(d)	Swap agreements outstanding on June 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$117	$130	$(13)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	70	78	(8)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	25	(10)	35
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	61	(7)	68
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	84	44	40

						$357	$235	$122

(e)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$1,000	$3	$26
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	7	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,200	15	57
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,200	18	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,400	29	126
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,900	8	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,500	24	0

							$104	$209

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$ 22	$27

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	110	$27,200	$238
Sales	110	23,600	177
Closing Buys	(220)	(31,200)	(289)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$19,600	$126

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,995	$402	$2,397
Municipal Bonds & Notes	0	1,070	0	1,070
U.S. Government Agencies	0	32,607	374	32,981
U.S. Treasury Obligations	0	100,804	0	100,804
Mortgage-Backed Securities	0	9,537	0	9,537
Asset-Backed Securities	0	2,561	0	2,561
Short-Term Instruments	40,215	407	0	40,622

Investments, at value	$40,215	$148,981	$776	$189,972
Financial Derivative Instruments (3)	$283	$(87)	$(27)	$169

Totals	$40,498	$148,894	$749	$190,141

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$468	$(55)	$0	$0	$(11)	$0	$0	$402	$(7)
U.S. Government Agencies	389	(17)	0	0	2	0	0	374	2

Investments, at value	$857	$(72)	$0	$0	$(9)	$0	$0	$776	$(5)
Financial Derivative Instruments (3)	$0	$(21)	$0	$0	$(6)	$0	$0	$(27)	$(6)

Totals	$857	$(93)	$0	$0	$(15)	$0	$0	$749	$(11)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

June 30, 2010 (Unaudited)

(g)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$22	$0	$0	$0	$0	$22
Unrealized appreciation on swap agreements	143	0	0	0	0	143

	$165	$0	$0	$0	$0	$165

Liabilities:
Written options outstanding	$236	$0	$0	$0	$0	$236
Unrealized depreciation on swap agreements	21	0	0	0	0	21

	$257	$0	$0	$0	$0	$257

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,483	$0	$0	$0	$0	$1,483

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(353)	$0	$0	$0	$0	$(353)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $283 as reported in the Notes to Schedule of Investments.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments.
As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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June 30, 2010 (Unaudited)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each

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Notes to Financial Statements  (Cont.)

enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their

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Notes to Financial Statements  (Cont.)

estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$5,808	$101,006	$66,600	$0	$40,215	$6	$1

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June 30, 2010 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$244,014	$266,472	$1,964	$18,096

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	47	$517	57	$649
Administrative Class	820	9,077	5,590	65,188
Advisor Class	71	777	11	133
Issued as reinvestment of distributions
Institutional Class	2	26	10	117
Administrative Class	254	2,777	1,604	17,464
Advisor Class	0	7	1	10
Cost of shares redeemed
Institutional Class	(5)	(62)	(65)	(755)
Administrative Class	(5,445)	(58,211)	(2,719)	(31,232)
Advisor Class	(11)	(117)	0	0
Net increase (decrease) resulting from Portfolio share transactions	(4,267)	$(45,209)	4,489	$51,574

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	96
Advisor Class	1	99

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$9,178	$(1,446)	$7,732

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	MSC	Morgan Stanley

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2010	21

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS41 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Treasury Obligations	53.1%
Short-Term Instruments	21.4%
U.S. Government Agencies	17.4%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	1.3%
Other	1.8%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/10/00)
PIMCO Long-Term U.S. Government Portfolio Institutional Class	14.88%	17.31%	7.09%	8.99%	8.72%
Barclays Capital Long-Term Treasury Index±	13.20%	12.02%	6.11%	7.99%	7.89%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.485% for Institutional Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,148.82	$1,022.41
Expenses Paid During Period†	$2.56	$2.41

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.482%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above benchmark duration (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields fell across the majority of the maturities over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve negatively impacted relative performance as the two- to 30-year yield spread flattened during the reporting period.

»	Interest rate swap exposure contributed to performance as swap spreads tightened across all maturities during the reporting period.

»	An allocation to long-term Agencies detracted from performance as they underperformed like-duration U.S. Treasuries for the reporting period.

»	An out-of-benchmark allocation to mortgages was slightly negative for performance as they underperformed long-maturity U.S. Treasuries during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$10.44	$12.23	$10.94	$10.43	$11.00	$11.19
Net investment income (a)	0.20	0.44	0.43	0.49	0.49	0.42
Net realized/unrealized gain (loss) on investments	1.34	(0.94)	1.42	0.51	(0.35)	0.12
Total income (loss) from investment operations	1.54	(0.50)	1.85	1.00	0.14	0.54
Dividends from net investment income	(0.23)	(0.45)	(0.43)	(0.49)	(0.48)	(0.42)
Distributions from net realized capital gains	0.00	(0.84)	(0.13)	0.00	(0.23)	(0.31)
Total distributions	(0.23)	(1.29)	(0.56)	(0.49)	(0.71)	(0.73)
Net asset value end of year or period	$11.75	$10.44	$12.23	$10.94	$10.43	$11.00
Total return	14.88%	(4.24)%	17.47%	9.90%	1.30%	4.90%
Net assets end of year or period (000s)	$1,631	$991	$1,133	$912	$443	$391
Ratio of expenses to average net assets	0.482%*	0.485%	0.485%	0.475%	0.475%	0.50	%(b)
Ratio of expenses to average net assets excluding interest expense	0.475%*	0.475%	0.475%	0.475%	0.475%	0.50	%(b)
Ratio of net investment income to average net assets	3.77%*	3.86%	3.89%	4.75%	4.61%	3.75%
Portfolio turnover rate	161%	523%	338%	188%	785%	533%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$149,350
Investments in Affiliates, at value	40,215
Repurchase agreements, at value	407
Deposits with counterparty	66
Receivable for investments sold	1,529
Receivable for investments in Affiliates sold	600
Receivable for Portfolio shares sold	79
Interest and dividends receivable	858
Dividends receivable from Affiliates	3
Variation margin receivable	22
Swap premiums paid	252
Unrealized appreciation on swap agreements	143
193,524

Liabilities:
Payable for investments purchased	$36,616
Payable for investments in Affiliates purchased	3
Payable for investments purchased on a delayed-delivery basis	15,746
Payable for Portfolio shares redeemed	135
Written options outstanding	236
Deposits from counterparty	920
Accrued related party fees	68
Swap premiums received	17
Unrealized depreciation on swap agreements	21
Other liabilities	17
53,779

Net Assets	$139,745

Net Assets Consist of:
Paid in capital	$132,673
(Overdistributed) net investment income	(221)
Accumulated undistributed net realized (loss)	(713)
Net unrealized appreciation	8,006
$139,745

Net Assets:
Institutional Class	$1,631
Administrative Class	137,261
Advisor Class	853

Shares Issued and Outstanding:
Institutional Class	139
Administrative Class	11,682
Advisor Class	72

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.75
Administrative Class	11.75
Advisor Class	11.75

Cost of Investments Owned	$141,618
Cost of Investments in Affiliates Owned	$40,215
Cost of Repurchase Agreements Owned	$407
Premiums Received on Written Options	$126

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$2,958
Dividends from Affiliate investments	6
Total Income	2,964

Expenses:
Investment advisory fees	154
Supervisory and administrative fees	171
Servicing fees – Administrative Class	101
Trustees' fees	1
Interest expense	5
Total Expenses	432

Net Investment Income (Loss)	2,532

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,757
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	1,483
Net change in unrealized appreciation on investments	13,611
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(353)
Net Gain	16,499

Net Increase in Net Assets Resulting from Operations	$19,031

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,532	$4,964
Net realized gain	3,240	26
Net realized gain on Affiliate investments	1	2
Net change in unrealized appreciation (depreciation)	13,258	(12,950)
Net increase (decrease) resulting from operations	19,031	(7,958)

Distributions to Shareholders:
From net investment income
Institutional Class	(26)	(45)
Administrative Class	(2,777)	(5,024)
Advisor Class	(7)	(1)
From net realized capital gains
Institutional Class	0	(72)
Administrative Class	0	(12,440)
Advisor Class	0	(9)

Total Distributions	(2,810)	(17,591)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	517	649
Administrative Class	9,077	65,188
Advisor Class	777	133
Issued as reinvestment of distributions
Institutional Class	26	117
Administrative Class	2,777	17,464
Advisor Class	7	10
Cost of shares redeemed
Institutional Class	(62)	(755)
Administrative Class	(58,211)	(31,232)
Advisor Class	(117)	0
Net increase (decrease) resulting from Portfolio share transactions	(45,209)	51,574

Total Increase (Decrease) in Net Assets	(28,988)	26,025

Net Assets:
Beginning of period	168,733	142,708
End of period*	$139,745	$168,733

*Including undistributed (overdistributed) net investment income of:	$(221)	$57

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Long-Term U.S. Government Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.7%

American International Group, Inc.
8.250% due 08/15/2018	$200	$204

Caterpillar Financial Services Corp.
1.287% due 06/24/2011	1,100	1,108

Goldman Sachs Group, Inc.
0.533% due 02/06/2012	700	683

U.S. Trade Funding Corp.
4.260% due 11/15/2014	380	402

Total Corporate Bonds & Notes (Cost $2,380)		2,397

MUNICIPAL BONDS & NOTES 0.8%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	327

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	188

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	300	323

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	204

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	28

Total Municipal Bonds & Notes (Cost $977)		1,070

U.S. GOVERNMENT AGENCIES 23.6%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	975
0.407% due 07/25/2037	121	110
0.825% due 08/25/2021	11	11
0.975% due 08/25/2022	6	6
1.247% due 04/25/2032	17	18
1.275% due 04/25/2021	5	5
3.015% due 01/01/2033	14	14
4.100% due 12/17/2018	1,500	1,524
4.250% due 05/25/2037	57	55
4.500% due 08/25/2018 - 06/25/2019	266	280
5.000% due 04/25/2032 - 08/25/2033	295	314
5.375% due 04/11/2022	1,200	1,281
5.500% due 12/25/2035	110	121
5.800% due 02/09/2026	500	514
6.000% due 01/25/2036	566	645
6.080% due 09/01/2028	64	77
6.500% due 07/25/2031	553	619

Farmer Mac
7.344% due 07/25/2011	94	93

Federal Farm Credit Bank
5.050% due 03/28/2019	400	459
5.150% due 03/25/2020	250	287
5.160% due 03/14/2022	2,400	2,735

Federal Home Loan Bank
6.000% due 02/12/2021	50	61
6.125% due 06/08/2018	80	98

Federal Housing Administration
6.896% due 07/01/2020	282	281

Financing Corp.
0.000% due 09/26/2019	1,500	1,076
10.700% due 10/06/2017	650	979

Freddie Mac
0.750% due 01/15/2033	48	48
1.075% due 02/15/2027	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/15/2021	$14	$14
1.621% due 10/25/2044	81	82
4.000% due 06/15/2032	319	290
5.400% due 03/17/2021	1,000	1,115
5.500% due 08/15/2030 - 02/15/2034	708	777
5.625% due 11/23/2035	600	647
7.000% due 07/15/2023 - 12/01/2031	36	41
8.250% due 06/01/2016	350	431

Ginnie Mae
3.625% due 08/20/2030	8	9
5.500% due 01/20/2036	637	687
6.000% due 08/20/2033	1,505	1,694

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,521
5.500% due 04/26/2024	400	472

Overseas Private Investment Corp.
4.736% due 03/15/2022	347	354

Private Export Funding Corp.
5.000% due 12/15/2016	500	568

Residual Funding Strip
0.000% due 10/15/2019 - 01/15/2030	11,900	8,281

Resolution Funding Corp. Interest Strip
0.000% due 04/15/2028	1,700	790

Small Business Administration
5.240% due 08/01/2023	532	565
5.290% due 12/01/2027	469	514

Tennessee Valley Authority
4.875% due 01/15/2048	800	836
5.880% due 04/01/2036	500	597

Total U.S. Government Agencies (Cost $29,835)		32,981

U.S. TREASURY OBLIGATIONS 72.1%

U.S. Treasury Bonds
4.375% due 11/15/2039	5,700	6,170
4.500% due 08/15/2039	3,500	3,865
5.500% due 08/15/2028	5,600	6,932
6.125% due 11/15/2027 (c)	23,100	30,442
6.250% due 08/15/2023	300	389
7.250% due 08/15/2022	2,100	2,929
8.000% due 11/15/2021	8,600	12,518
8.750% due 08/15/2020	700	1,050

U.S. Treasury Strips
0.000% due 08/15/2020	1,300	927
0.000% due 02/15/2021	2,300	1,600
0.000% due 11/15/2021	1,500	1,005
0.000% due 08/15/2022	4,200	2,719
0.000% due 08/15/2026	1,400	741
0.000% due 02/15/2027	7,700	3,978
0.000% due 11/15/2027	14,700	7,447
0.000% due 02/15/2028	4,900	2,412
0.000% due 11/15/2028	200	97
0.000% due 05/15/2032	100	41
0.000% due 02/15/2033	1,700	671
0.000% due 05/15/2039	20,100	6,215
0.000% due 08/15/2039 (c)	15,800	4,817
0.000% due 11/15/2039	11,400	3,427
0.000% due 05/15/2040	1,400	412

Total U.S. Treasury Obligations (Cost $95,079)		100,804

MORTGAGE-BACKED SECURITIES 6.8%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	209	204

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	824

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	$321	$298
2.881% due 04/25/2033	47	46
2.960% due 04/25/2033	195	190
3.399% due 02/25/2034	55	46
3.552% due 01/25/2034	31	30
3.735% due 10/25/2035	500	471

Citigroup Mortgage Loan Trust, Inc.
2.810% due 10/25/2035	625	518

Countrywide Alternative Loan Trust
0.557% due 05/25/2035	116	69
5.500% due 10/25/2033	1,448	1,279

Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	212	115
0.687% due 06/25/2035	1,652	1,356

Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033	49	45
2.941% due 11/25/2032	12	11

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	54	53

First Republic Mortgage Loan Trust
0.700% due 11/15/2031	163	144

GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	62	52

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	151	146

Harborview Mortgage Loan Trust
0.478% due 04/19/2038	119	60
0.568% due 05/19/2035	90	53
3.098% due 07/19/2035	117	90

Impac CMB Trust
5.027% due 09/25/2034	442	388

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	606

JPMorgan Mortgage Trust
3.442% due 07/25/2035	546	530

MASTR Asset Securitization Trust
5.500% due 09/25/2033	226	232

Residential Accredit Loans, Inc.
0.747% due 01/25/2033	17	15
0.747% due 03/25/2033	51	46
6.000% due 06/25/2036	190	104

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	24	25

Sequoia Mortgage Trust
0.698% due 07/20/2033	194	163

Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	253	147

Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	101	100
1.008% due 09/19/2032	190	162
1.188% due 10/19/2033	55	46

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	54	49
5.572% due 10/15/2048	300	311

WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	80	62
1.421% due 08/25/2046	542	327
1.821% due 08/25/2042	6	5
3.359% due 10/25/2046	153	100

Washington Mutual MSC Mortgage Pass-Through
Certificates
2.449% due 02/25/2031	1	1
2.527% due 05/25/2033	11	10

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.267% due 02/25/2033	$5	$5
3.363% due 02/25/2033	3	3

Total Mortgage-Backed Securities (Cost $10,817)		9,537

ASSET-BACKED SECURITIES 1.8%

Bear Stearns Asset-Backed Securities Trust
0.847% due 11/25/2042	128	109

Chase Issuance Trust
2.037% due 09/15/2015	800	830

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 03/25/2037	1	1

Fremont Home Loan Trust
0.397% due 10/25/2036	14	13

HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	45	41

LA Arena Funding LLC
7.656% due 12/15/2026	74	79

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	19	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
0.787% due 08/25/2033	$10	$9
0.847% due 12/25/2033	50	41

SLM Student Loan Trust
0.306% due 10/27/2014	3	3
0.316% due 04/25/2017	69	69
0.426% due 04/25/2017	43	43
1.816% due 04/25/2023	1,237	1,280

Specialty Underwriting & Residential Finance
1.027% due 01/25/2034	12	9

Structured Asset Securities Corp.
0.637% due 01/25/2033	17	15

Total Asset-Backed Securities (Cost $2,530)		2,561

SHORT-TERM INSTRUMENTS 29.1%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2010	407	407
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $415. Repurchase proceeds are $407.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 28.8%
4,015,929	$40,215

Total Short-Term Instruments (Cost $40,622)	40,622

Total Investments 135.9% (Cost $182,240)	$189,972

Written Options (e) (0.2%) (Premiums $126)	(236)

Other Assets and Liabilities (Net) (35.7%)	(49,991)

Net Assets 100.0%	$139,745

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $11,168 at a weighted average interest rate of 0.168%. On June 30, 2010, there were no open reverse repurchase agreements.
(c)	Securities with an aggregate market value of $150 and cash of $66 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	64	$29
90-Day Eurodollar June Futures	Long	06/2012	23	42
90-Day Eurodollar September Futures	Long	09/2011	61	10
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	28	168
U.S. Treasury 30-Year Bond September Futures	Long	09/2010	7	34

				$283

(d)	Swap agreements outstanding on June 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$117	$130	$(13)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	70	78	(8)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	25	(10)	35
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	61	(7)	68
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	84	44	40

						$357	$235	$122

(e)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$1,000	$3	$26
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	7	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,200	15	57
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,200	18	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,400	29	126
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,900	8	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,500	24	0

							$104	$209

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$ 22	$27

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	110	$27,200	$238
Sales	110	23,600	177
Closing Buys	(220)	(31,200)	(289)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$19,600	$126

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,995	$402	$2,397
Municipal Bonds & Notes	0	1,070	0	1,070
U.S. Government Agencies	0	32,607	374	32,981
U.S. Treasury Obligations	0	100,804	0	100,804
Mortgage-Backed Securities	0	9,537	0	9,537
Asset-Backed Securities	0	2,561	0	2,561
Short-Term Instruments	40,215	407	0	40,622

Investments, at value	$40,215	$148,981	$776	$189,972
Financial Derivative Instruments (3)	$283	$(87)	$(27)	$169

Totals	$40,498	$148,894	$749	$190,141

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$468	$(55)	$0	$0	$(11)	$0	$0	$402	$(7)
U.S. Government Agencies	389	(17)	0	0	2	0	0	374	2

Investments, at value	$857	$(72)	$0	$0	$(9)	$0	$0	$776	$(5)
Financial Derivative Instruments (3)	$0	$(21)	$0	$0	$(6)	$0	$0	$(27)	$(6)

Totals	$857	$(93)	$0	$0	$(15)	$0	$0	$749	$(11)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

June 30, 2010 (Unaudited)

(g)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$22	$0	$0	$0	$0	$22
Unrealized appreciation on swap agreements	143	0	0	0	0	143

	$165	$0	$0	$0	$0	$165

Liabilities:
Written options outstanding	$236	$0	$0	$0	$0	$236
Unrealized depreciation on swap agreements	21	0	0	0	0	21

	$257	$0	$0	$0	$0	$257

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,483	$0	$0	$0	$0	$1,483

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(353)	$0	$0	$0	$0	$(353)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $283 as reported in the Notes to Schedule of Investments.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments.

As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each

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Notes to Financial Statements  (Cont.)

enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their

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Notes to Financial Statements  (Cont.)

estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$5,808	$101,006	$66,600	$0	$40,215	$6	$1

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$244,014	$266,472	$1,964	$18,096

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	47	$517	57	$649
Administrative Class	820	9,077	5,590	65,188
Advisor Class	71	777	11	133
Issued as reinvestment of distributions
Institutional Class	2	26	10	117
Administrative Class	254	2,777	1,604	17,464
Advisor Class	0	7	1	10
Cost of shares redeemed
Institutional Class	(5)	(62)	(65)	(755)
Administrative Class	(5,445)	(58,211)	(2,719)	(31,232)
Advisor Class	(11)	(117)	0	0
Net increase (decrease) resulting from Portfolio share transactions	(4,267)	$(45,209)	4,489	$51,574

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	96
Advisor Class	1	99

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$9,178	$(1,446)	$7,732

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	MSC	Morgan Stanley

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2010	21

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS45 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	53.1%
Short-Term Instruments	21.4%
U.S. Government Agencies	17.4%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	1.3%
Other	1.8%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
	6 Months*	Portfolio Inception (09/30/09)
PIMCO Long-Term U.S. Government Portfolio Advisor Class	14.75%	9.68%
Barclays Capital Long-Term Treasury Index±	13.20%	7.17%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.725% for Advisor Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,147.47	$1,021.17
Expenses Paid During Period†	$3.89	$3.66

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.732%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The hypothetical expenses reflect an amount as if the Advisor Class had been operational for the entire fiscal half-year. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above benchmark duration (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields fell across the majority of the maturities over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve negatively impacted relative performance as the two- to 30-year yield spread flattened during the reporting period.

»	Interest rate swap exposure contributed to performance as swap spreads tightened across all maturities during the reporting period.

»	An allocation to long-term Agencies detracted from performance as they underperformed like-duration U.S. Treasuries for the reporting period.

»	An out-of-benchmark allocation to mortgages was slightly negative for performance as they underperformed long-maturity U.S. Treasuries during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Long-Term U.S. Government Portfolio

Selected Per Share Data for the Period Ended:	06/30/2010+	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of period	$10.44	$11.89
Net investment income (a)	0.19	0.10
Net realized/unrealized gain (loss) on investments	1.33	(0.61)
Total income (loss) from investment operations	1.52	(0.51)
Dividends from net investment income	(0.21)	(0.10)
Distributions from net realized capital gains	0.00	(0.84)
Total distributions	(0.21)	(0.94)
Net asset value end of period	$11.75	$10.44
Total return	14.75%	(4.41)%
Net assets end of period (000s)	$853	$127
Ratio of expenses to average net assets	0.732%*	0.725%*
Ratio of expenses to average net assets excluding interest expense	0.725%*	0.725%*
Ratio of net investment income to average net assets	3.47%*	3.65%*
Portfolio turnover rate	161%	523%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$149,350
Investments in Affiliates, at value	40,215
Repurchase agreements, at value	407
Deposits with counterparty	66
Receivable for investments sold	1,529
Receivable for investments in Affiliates sold	600
Receivable for Portfolio shares sold	79
Interest and dividends receivable	858
Dividends receivable from Affiliates	3
Variation margin receivable	22
Swap premiums paid	252
Unrealized appreciation on swap agreements	143
193,524

Liabilities:
Payable for investments purchased	$36,616
Payable for investments in Affiliates purchased	3
Payable for investments purchased on a delayed-delivery basis	15,746
Payable for Portfolio shares redeemed	135
Written options outstanding	236
Deposits from counterparty	920
Accrued related party fees	68
Swap premiums received	17
Unrealized depreciation on swap agreements	21
Other liabilities	17
53,779

Net Assets	$139,745

Net Assets Consist of:
Paid in capital	$132,673
(Overdistributed) net investment income	(221)
Accumulated undistributed net realized (loss)	(713)
Net unrealized appreciation	8,006
$139,745

Net Assets:
Institutional Class	$1,631
Administrative Class	137,261
Advisor Class	853

Shares Issued and Outstanding:
Institutional Class	139
Administrative Class	11,682
Advisor Class	72

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.75
Administrative Class	11.75
Advisor Class	11.75

Cost of Investments Owned	$141,618
Cost of Investments in Affiliates Owned	$40,215
Cost of Repurchase Agreements Owned	$407
Premiums Received on Written Options	$126

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$2,958
Dividends from Affiliate investments	6
Total Income	2,964

Expenses:
Investment advisory fees	154
Supervisory and administrative fees	171
Servicing fees – Administrative Class	101
Trustees' fees	1
Interest expense	5
Total Expenses	432

Net Investment Income (Loss)	2,532

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,757
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	1,483
Net change in unrealized appreciation on investments	13,611
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(353)
Net Gain	16,499

Net Increase in Net Assets Resulting from Operations	$19,031

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,532	$4,964
Net realized gain	3,240	26
Net realized gain on Affiliate investments	1	2
Net change in unrealized appreciation (depreciation)	13,258	(12,950)
Net increase (decrease) resulting from operations	19,031	(7,958)

Distributions to Shareholders:
From net investment income
Institutional Class	(26)	(45)
Administrative Class	(2,777)	(5,024)
Advisor Class	(7)	(1)
From net realized capital gains
Institutional Class	0	(72)
Administrative Class	0	(12,440)
Advisor Class	0	(9)

Total Distributions	(2,810)	(17,591)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	517	649
Administrative Class	9,077	65,188
Advisor Class	777	133
Issued as reinvestment of distributions
Institutional Class	26	117
Administrative Class	2,777	17,464
Advisor Class	7	10
Cost of shares redeemed
Institutional Class	(62)	(755)
Administrative Class	(58,211)	(31,232)
Advisor Class	(117)	0
Net increase (decrease) resulting from Portfolio share transactions	(45,209)	51,574

Total Increase (Decrease) in Net Assets	(28,988)	26,025

Net Assets:
Beginning of period	168,733	142,708
End of period*	$139,745	$168,733

*Including undistributed (overdistributed) net investment income of:	$(221)	$57

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Long-Term U.S. Government Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.7%

American International Group, Inc.
8.250% due 08/15/2018	$200	$204

Caterpillar Financial Services Corp.
1.287% due 06/24/2011	1,100	1,108

Goldman Sachs Group, Inc.
0.533% due 02/06/2012	700	683

U.S. Trade Funding Corp.
4.260% due 11/15/2014	380	402

Total Corporate Bonds & Notes (Cost $2,380)		2,397

MUNICIPAL BONDS & NOTES 0.8%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	327

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	188

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	300	323

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	204

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	28

Total Municipal Bonds & Notes (Cost $977)		1,070

U.S. GOVERNMENT AGENCIES 23.6%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	975
0.407% due 07/25/2037	121	110
0.825% due 08/25/2021	11	11
0.975% due 08/25/2022	6	6
1.247% due 04/25/2032	17	18
1.275% due 04/25/2021	5	5
3.015% due 01/01/2033	14	14
4.100% due 12/17/2018	1,500	1,524
4.250% due 05/25/2037	57	55
4.500% due 08/25/2018 - 06/25/2019	266	280
5.000% due 04/25/2032 - 08/25/2033	295	314
5.375% due 04/11/2022	1,200	1,281
5.500% due 12/25/2035	110	121
5.800% due 02/09/2026	500	514
6.000% due 01/25/2036	566	645
6.080% due 09/01/2028	64	77
6.500% due 07/25/2031	553	619

Farmer Mac
7.344% due 07/25/2011	94	93

Federal Farm Credit Bank
5.050% due 03/28/2019	400	459
5.150% due 03/25/2020	250	287
5.160% due 03/14/2022	2,400	2,735

Federal Home Loan Bank
6.000% due 02/12/2021	50	61
6.125% due 06/08/2018	80	98

Federal Housing Administration
6.896% due 07/01/2020	282	281

Financing Corp.
0.000% due 09/26/2019	1,500	1,076
10.700% due 10/06/2017	650	979

Freddie Mac
0.750% due 01/15/2033	48	48
1.075% due 02/15/2027	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/15/2021	$14	$14
1.621% due 10/25/2044	81	82
4.000% due 06/15/2032	319	290
5.400% due 03/17/2021	1,000	1,115
5.500% due 08/15/2030 - 02/15/2034	708	777
5.625% due 11/23/2035	600	647
7.000% due 07/15/2023 - 12/01/2031	36	41
8.250% due 06/01/2016	350	431

Ginnie Mae
3.625% due 08/20/2030	8	9
5.500% due 01/20/2036	637	687
6.000% due 08/20/2033	1,505	1,694

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,521
5.500% due 04/26/2024	400	472

Overseas Private Investment Corp.
4.736% due 03/15/2022	347	354

Private Export Funding Corp.
5.000% due 12/15/2016	500	568

Residual Funding Strip
0.000% due 10/15/2019 - 01/15/2030	11,900	8,281

Resolution Funding Corp. Interest Strip
0.000% due 04/15/2028	1,700	790

Small Business Administration
5.240% due 08/01/2023	532	565
5.290% due 12/01/2027	469	514

Tennessee Valley Authority
4.875% due 01/15/2048	800	836
5.880% due 04/01/2036	500	597

Total U.S. Government Agencies (Cost $29,835)		32,981

U.S. TREASURY OBLIGATIONS 72.1%

U.S. Treasury Bonds
4.375% due 11/15/2039	5,700	6,170
4.500% due 08/15/2039	3,500	3,865
5.500% due 08/15/2028	5,600	6,932
6.125% due 11/15/2027 (c)	23,100	30,442
6.250% due 08/15/2023	300	389
7.250% due 08/15/2022	2,100	2,929
8.000% due 11/15/2021	8,600	12,518
8.750% due 08/15/2020	700	1,050

U.S. Treasury Strips
0.000% due 08/15/2020	1,300	927
0.000% due 02/15/2021	2,300	1,600
0.000% due 11/15/2021	1,500	1,005
0.000% due 08/15/2022	4,200	2,719
0.000% due 08/15/2026	1,400	741
0.000% due 02/15/2027	7,700	3,978
0.000% due 11/15/2027	14,700	7,447
0.000% due 02/15/2028	4,900	2,412
0.000% due 11/15/2028	200	97
0.000% due 05/15/2032	100	41
0.000% due 02/15/2033	1,700	671
0.000% due 05/15/2039	20,100	6,215
0.000% due 08/15/2039 (c)	15,800	4,817
0.000% due 11/15/2039	11,400	3,427
0.000% due 05/15/2040	1,400	412

Total U.S. Treasury Obligations (Cost $95,079)		100,804

MORTGAGE-BACKED SECURITIES 6.8%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	209	204

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	824

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	$321	$298
2.881% due 04/25/2033	47	46
2.960% due 04/25/2033	195	190
3.399% due 02/25/2034	55	46
3.552% due 01/25/2034	31	30
3.735% due 10/25/2035	500	471

Citigroup Mortgage Loan Trust, Inc.
2.810% due 10/25/2035	625	518

Countrywide Alternative Loan Trust
0.557% due 05/25/2035	116	69
5.500% due 10/25/2033	1,448	1,279

Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	212	115
0.687% due 06/25/2035	1,652	1,356

Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033	49	45
2.941% due 11/25/2032	12	11

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	54	53

First Republic Mortgage Loan Trust
0.700% due 11/15/2031	163	144

GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	62	52

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	151	146

Harborview Mortgage Loan Trust
0.478% due 04/19/2038	119	60
0.568% due 05/19/2035	90	53
3.098% due 07/19/2035	117	90

Impac CMB Trust
5.027% due 09/25/2034	442	388

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	606

JPMorgan Mortgage Trust
3.442% due 07/25/2035	546	530

MASTR Asset Securitization Trust
5.500% due 09/25/2033	226	232

Residential Accredit Loans, Inc.
0.747% due 01/25/2033	17	15
0.747% due 03/25/2033	51	46
6.000% due 06/25/2036	190	104

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	24	25

Sequoia Mortgage Trust
0.698% due 07/20/2033	194	163

Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	253	147

Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	101	100
1.008% due 09/19/2032	190	162
1.188% due 10/19/2033	55	46

Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	54	49
5.572% due 10/15/2048	300	311

WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	80	62
1.421% due 08/25/2046	542	327
1.821% due 08/25/2042	6	5
3.359% due 10/25/2046	153	100

Washington Mutual MSC Mortgage Pass-Through
Certificates
2.449% due 02/25/2031	1	1
2.527% due 05/25/2033	11	10

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.267% due 02/25/2033	$5	$5
3.363% due 02/25/2033	3	3

Total Mortgage-Backed Securities (Cost $10,817)		9,537

ASSET-BACKED SECURITIES 1.8%

Bear Stearns Asset-Backed Securities Trust
0.847% due 11/25/2042	128	109

Chase Issuance Trust
2.037% due 09/15/2015	800	830

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 03/25/2037	1	1

Fremont Home Loan Trust
0.397% due 10/25/2036	14	13

HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	45	41

LA Arena Funding LLC
7.656% due 12/15/2026	74	79

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	19	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
0.787% due 08/25/2033	$10	$9
0.847% due 12/25/2033	50	41

SLM Student Loan Trust
0.306% due 10/27/2014	3	3
0.316% due 04/25/2017	69	69
0.426% due 04/25/2017	43	43
1.816% due 04/25/2023	1,237	1,280

Specialty Underwriting & Residential Finance
1.027% due 01/25/2034	12	9

Structured Asset Securities Corp.
0.637% due 01/25/2033	17	15

Total Asset-Backed Securities (Cost $2,530)		2,561

SHORT-TERM INSTRUMENTS 29.1%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2010	407	407
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $415. Repurchase proceeds are $407.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 28.8%
4,015,929	$40,215

Total Short-Term Instruments (Cost $40,622)	40,622

Total Investments 135.9% (Cost $182,240)	$189,972

Written Options (e) (0.2%) (Premiums $126)	(236)

Other Assets and Liabilities (Net) (35.7%)	(49,991)

Net Assets 100.0%	$139,745

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $11,168 at a weighted average interest rate of 0.168%. On June 30, 2010, there were no open reverse repurchase agreements.
(c)	Securities with an aggregate market value of $150 and cash of $66 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	64	$29
90-Day Eurodollar June Futures	Long	06/2012	23	42
90-Day Eurodollar September Futures	Long	09/2011	61	10
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	28	168
U.S. Treasury 30-Year Bond September Futures	Long	09/2010	7	34

				$283

(d)	Swap agreements outstanding on June 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$117	$130	$(13)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	70	78	(8)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	25	(10)	35
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	61	(7)	68
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	84	44	40

						$357	$235	$122

(e)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$1,000	$3	$26
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	7	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,200	15	57
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,200	18	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,400	29	126
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,900	8	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,500	24	0

							$104	$209

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$ 22	$27

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	110	$27,200	$238
Sales	110	23,600	177
Closing Buys	(220)	(31,200)	(289)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$19,600	$126

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,995	$402	$2,397
Municipal Bonds & Notes	0	1,070	0	1,070
U.S. Government Agencies	0	32,607	374	32,981
U.S. Treasury Obligations	0	100,804	0	100,804
Mortgage-Backed Securities	0	9,537	0	9,537
Asset-Backed Securities	0	2,561	0	2,561
Short-Term Instruments	40,215	407	0	40,622

Investments, at value	$40,215	$148,981	$776	$189,972
Financial Derivative Instruments (3)	$283	$(87)	$(27)	$169

Totals	$40,498	$148,894	$749	$190,141

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$468	$(55)	$0	$0	$(11)	$0	$0	$402	$(7)
U.S. Government Agencies	389	(17)	0	0	2	0	0	374	2

Investments, at value	$857	$(72)	$0	$0	$(9)	$0	$0	$776	$(5)
Financial Derivative Instruments (3)	$0	$(21)	$0	$0	$(6)	$0	$0	$(27)	$(6)

Totals	$857	$(93)	$0	$0	$(15)	$0	$0	$749	$(11)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

June 30, 2010 (Unaudited)

(g)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$22	$0	$0	$0	$0	$22
Unrealized appreciation on swap agreements	143	0	0	0	0	143

	$165	$0	$0	$0	$0	$165

Liabilities:
Written options outstanding	$236	$0	$0	$0	$0	$236
Unrealized depreciation on swap agreements	21	0	0	0	0	21

	$257	$0	$0	$0	$0	$257

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,483	$0	$0	$0	$0	$1,483

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(353)	$0	$0	$0	$0	$(353)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $283 as reported in the Notes to Schedule of Investments.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

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Notes to Financial Statements  (Cont.)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments.

As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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June 30, 2010 (Unaudited)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their

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Notes to Financial Statements  (Cont.)

estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$5,808	$101,006	$66,600	$0	$40,215	$6	$1

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$244,014	$266,472	$1,964	$18,096

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	47	$517	57	$649
Administrative Class	820	9,077	5,590	65,188
Advisor Class	71	777	11	133
Issued as reinvestment of distributions
Institutional Class	2	26	10	117
Administrative Class	254	2,777	1,604	17,464
Advisor Class	0	7	1	10
Cost of shares redeemed
Institutional Class	(5)	(62)	(65)	(755)
Administrative Class	(5,445)	(58,211)	(2,719)	(31,232)
Advisor Class	(11)	(117)	0	0
Net increase (decrease) resulting from Portfolio share transactions	(4,267)	$(45,209)	4,489	$51,574

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	96
Advisor Class	1	99

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$9,178	$(1,446)	$7,732

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	MSC	Morgan Stanley

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2010	21

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS43 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception  date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Short-Term Instruments	35.4%
U.S. Treasury Obligations	23.1%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	11.4%
Mortgage-Backed Securities	5.5%
Other	4.3%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (02/16/99)
PIMCO Low Duration Portfolio Administrative Class	2.80%	9.09%	5.40%	5.07%	4.94%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	1.87%	2.69%	4.24%	4.37%	4.40%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/99.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.67% for Administrative Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,027.99	$1,021.57
Expenses Paid During Period†	$3.27	$3.26

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration (or sensitivity to changes in market interest rates) benefited performance as interest rates fell during the reporting period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasury securities during the reporting period.

»	Allocations to investment-grade corporate securities, in particular financials, detracted from returns as the sector underperformed for the reporting period.

»	Within the high-yield sector, a focus on financial companies added to returns as high-yield financials outpaced like-duration U.S. Treasury securities during the reporting period.

»	Exposure to local rates in Brazil added to returns as rates declined in Brazil for the reporting period.

»	Exposure to core European duration added to returns as yields in this region declined during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$10.11	$9.68	$10.30	$10.06	$10.09	$10.30
Net investment income (a)	0.06	0.31	0.41	0.48	0.43	0.29
Net realized/unrealized gain (loss) on investments	0.22	0.95	(0.46)	0.24	(0.04)	(0.18)
Total income (loss) from investment operations	0.28	1.26	(0.05)	0.72	0.39	0.11
Dividends from net investment income	(0.07)	(0.36)	(0.41)	(0.48)	(0.42)	(0.29)
Distributions from net realized capital gains	0.00	(0.47)	(0.16)	0.00	0.00	(0.03)
Total distributions	(0.07)	(0.83)	(0.57)	(0.48)	(0.42)	(0.32)
Net asset value end of year or period	$10.32	$10.11	$9.68	$10.30	$10.06	$10.09
Total return	2.80%	13.32%	(0.42)%	7.36%	3.97%	1.01%
Net assets end of year or period (000s)	$1,063,559	$890,238	$1,143,209	$1,412,835	$764,846	$458,677
Ratio of expenses to average net assets	0.65%*	0.67%	0.70%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.14%*	3.07%	4.00%	4.72%	4.24%	2.83%
Portfolio turnover rate	139%	662%	293%	72%	200%	184%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$1,043,201
Investments in Affiliates, at value	379,971
Repurchase agreements, at value	68,953
Cash	7
Foreign currency, at value	1,011
Receivable for investments sold	30,047
Receivable for Portfolio shares sold	3,246
Interest and dividends receivable	4,500
Dividends receivable from Affiliates	111
Variation margin receivable	1
Swap premiums paid	2,151
Unrealized appreciation on foreign currency contracts	1,677
Unrealized appreciation on swap agreements	5,333
1,540,209

Liabilities:
Payable for investments purchased	$125,678
Payable for investments in Affiliates purchased	111
Payable for Portfolio shares redeemed	1,541
Payable for short sales	6,508
Written options outstanding	3,182
Deposits from counterparty	6,981
Accrued related party fees	735
Variation margin payable	43
Swap premiums received	113
Unrealized depreciation on foreign currency contracts	742
Unrealized depreciation on swap agreements	796
146,430

Net Assets	$1,393,779

Net Assets Consist of:
Paid in capital	$1,434,133
Undistributed net investment income	3,930
Accumulated undistributed net realized (loss)	(44,196)
Net unrealized (depreciation)	(88)
$1,393,779

Net Assets:
Institutional Class	$54,143
Administrative Class	1,063,559
Advisor Class	276,077

Shares Issued and Outstanding:
Institutional Class	5,245
Administrative Class	103,042
Advisor Class	26,748

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.32
Administrative Class	10.32
Advisor Class	10.32

Cost of Investments Owned	$1,049,053
Cost of Investments in Affiliates Owned	$379,941
Cost of Repurchase Agreements Owned	$68,953
Cost of Foreign Currency Held	$1,023
Proceeds Received on Short Sales	$6,522
Premiums Received on Written Options	$2,099

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$10,368
Dividends	341
Dividends from Affiliate investments	480
Total Income	11,189

Expenses:
Investment advisory fees	1,545
Supervisory and administrative fees	1,545
Servicing fees – Administrative Class	717
Distribution and/or servicing fees – Advisor Class	283
Trustees’ fees	11
Interest expense	8
Total Expenses	4,109

Net Investment Income	7,080

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,804
Net realized (loss) on Affiliate investments	(24)
Net realized gain on futures contracts, written options and swaps	7,728
Net realized gain on foreign currency transactions	1,454
Net change in unrealized appreciation on investments	13,919
Net change in unrealized appreciation on Affiliate investments	94
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(723)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	732
Net Gain	26,984

Net Increase in Net Assets Resulting from Operations	$34,064

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,080	$24,686
Net realized gain (loss)	12,986	(36,002)
Net realized gain (loss) on Affiliate investments	(24)	25
Net change in unrealized appreciation	13,928	94,545
Net change in unrealized appreciation (depreciation) on Affiliate investments	94	(64)
Net increase resulting from operations	34,064	83,190

Distributions to Shareholders:
From net investment income
Institutional Class	(434)	(1,792)
Administrative Class	(6,917)	(25,150)
Advisor Class	(1,528)	(1,905)
From net realized capital gains
Institutional Class	0	(2,645)
Administrative Class	0	(38,772)
Advisor Class	0	(8,065)

Total Distributions	(8,879)	(78,329)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,116	30,947
Administrative Class	325,087	468,845
Advisor Class	102,933	185,671
Issued as reinvestment of distributions
Institutional Class	434	4,437
Administrative Class	6,917	62,293
Advisor Class	1,528	9,970
Cost of shares redeemed
Institutional Class	(9,668)	(5,241)
Administrative Class	(178,108)	(788,755)
Advisor Class	(19,611)	(8,238)
Net increase (decrease) resulting from Portfolio share transactions	232,628	(40,071)

Total Increase (Decrease) in Net Assets	257,813	(35,210)

Net Assets:
Beginning of period	1,135,966	1,171,176
End of period*	$1,393,779	$1,135,966

*Including undistributed net investment income of:	$3,930	$5,729

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Low Duration Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
2.537% due 12/20/2012	$1,000	$969

HCA, Inc.
2.540% due 11/17/2013	1,000	945

Total Bank Loan Obligations (Cost $1,924)		1,914

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 19.6%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	2,400	2,418

Ally Financial, Inc.
2.200% due 12/19/2012	3,600	3,702
5.375% due 06/06/2011	8,300	8,321
6.000% due 12/15/2011	300	299
6.000% due 05/23/2012	500	494
6.875% due 08/28/2012	900	899

American Express Bank FSB
3.150% due 12/09/2011	1,300	1,347

American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,980

American Express Credit Corp.
0.526% due 12/02/2010	4,100	4,100

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,638

American General Finance Corp.
4.000% due 03/15/2011	2,500	2,431
4.625% due 09/01/2010	4,000	4,000
5.625% due 08/17/2011	900	872

American International Group, Inc.
4.950% due 03/20/2012	1,600	1,604

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,109

Banco Santander Chile
1.557% due 04/20/2012	2,300	2,300
2.875% due 11/13/2012	4,500	4,471

Bank of America Corp.
0.593% due 08/13/2010	4,400	4,401
2.100% due 04/30/2012	2,200	2,254

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,292

Citibank N.A.
1.875% due 05/07/2012	2,200	2,247
1.875% due 06/04/2012	1,100	1,123

Citigroup Funding, Inc.
1.875% due 10/22/2012	1,600	1,635
2.250% due 12/10/2012	4,400	4,533

Citigroup, Inc.
2.125% due 04/30/2012	2,200	2,255
2.875% due 12/09/2011	3,900	4,023
5.500% due 04/11/2013	7,100	7,387
5.625% due 08/27/2012	2,800	2,887

Commonwealth Bank of Australia
0.714% due 07/12/2013	13,100	13,061

Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	1,999

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	400	407

Deutsche Bank Capital Funding Trust I
3.503% due 12/29/2049	14,600	9,672

Dexia Credit Local
0.808% due 04/29/2014	4,200	4,199
0.938% due 03/05/2013	9,100	9,110

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,347

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FIH Erhvervsbank A/S
0.907% due 06/13/2013		$15,700	$15,686

Ford Motor Credit Co. LLC
3.048% due 01/13/2012		600	583
7.000% due 10/01/2013		50	51
7.375% due 02/01/2011		100	102
7.500% due 08/01/2012		200	205

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	502

General Electric Capital Corp.
0.495% due 01/08/2016		$200	183
2.000% due 09/28/2012		1,900	1,947
2.125% due 12/21/2012		800	823
2.250% due 03/12/2012		2,800	2,874
2.625% due 12/28/2012		1,300	1,352
3.000% due 12/09/2011		3,900	4,031

Golden West Financial Corp.
4.750% due 10/01/2012		600	627

Goldman Sachs Group, Inc.
1.004% due 01/30/2017	EUR	7,900	8,280

ING Bank NV
3.900% due 03/19/2014		$1,100	1,180

International Lease Finance Corp.
5.400% due 02/15/2012		5,800	5,524
5.550% due 09/05/2012		8,300	7,843
6.375% due 03/25/2013		2,900	2,733
6.625% due 11/15/2013		1,805	1,683

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		1,000	200
3.011% due 12/23/2010 (a)		900	180
5.625% due 01/24/2013 (a)		1,700	353

Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,000	6,038

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		9,000	8,849

Metropolitan Life Global Funding I
0.698% due 07/13/2011		6,900	6,895

Morgan Stanley
3.250% due 12/01/2011		3,900	4,043

Nippon Life Insurance Co.
4.875% due 08/09/2010		7,555	7,573

Rabobank Nederland NV
4.200% due 05/13/2014		2,000	2,126

Royal Bank of Scotland Group PLC
0.580% due 10/14/2016		400	313
0.823% due 04/08/2011		2,300	2,297
1.450% due 10/20/2011		11,100	11,126
3.000% due 12/09/2011		1,900	1,951
6.375% due 02/01/2011		3,300	3,339
7.640% due 03/29/2049		4,500	2,599

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		5,100	4,952

SLM Corp.
0.737% due 03/15/2011		2,500	2,446
3.125% due 09/17/2012	EUR	3,200	3,511

SunTrust Bank
0.839% due 12/20/2011		1,400	1,621
6.375% due 04/01/2011		$2,400	2,476

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		4,800	5,199

UBS AG
1.584% due 02/23/2012		2,300	2,309

Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,622

Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,964

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

White Nights Finance BV for Gazprom
10.500% due 03/08/2014	$4,550	$5,288

		273,296

INDUSTRIALS 1.9%

Daimler Finance North America LLC
7.300% due 01/15/2012	7,300	7,873
7.750% due 01/18/2011	4,400	4,546

El Paso Corp.
7.000% due 05/15/2011	1,100	1,129

Gaz Capital S.A. for Gazprom
7.510% due 07/31/2013	2,500	2,682

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	200	224

Shell International Finance BV
3.100% due 06/28/2015	5,500	5,594

Wyeth
5.500% due 03/15/2013	4,000	4,428

		26,476

UTILITIES 0.2%

Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,251

Total Corporate Bonds & Notes (Cost $306,895)		303,023

CONVERTIBLE BONDS & NOTES 0.5%

National City Corp.
4.000% due 02/01/2011	800	810

Transocean, Inc.
1.500% due 12/15/2037	7,000	6,248

Total Convertible Bonds & Notes (Cost $7,307)		7,058

MUNICIPAL BONDS & NOTES 0.7%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,822

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	3,300	3,296

Total Municipal Bonds & Notes (Cost $9,100)		9,118

U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
0.407% due 12/25/2036 - 07/25/2037	2,632	2,442

0.657% due 04/25/2037	1,172	1,165
0.697% due 07/25/2037 - 03/25/2044	7,570	7,529

0.747% due 05/25/2031 - 11/25/2032	1,663	1,663

1.087% due 03/25/2040	10,692	10,721
1.125% due 07/30/2012	2,800	2,821
1.621% due 07/01/2042 - 06/01/2043	754	759

1.671% due 09/01/2041	424	428
1.750% due 05/07/2013	7,200	7,339
1.821% due 09/01/2040	3	3
2.385% due 11/01/2035	207	212
3.155% due 09/01/2035	664	691
3.387% due 07/01/2035	228	238
4.500% due 07/01/2040 - 08/01/2040	13,000	13,443

4.680% due 12/01/2036	52	54
4.914% due 09/01/2034	45	47
5.000% due 04/25/2033	48	53
5.500% due 03/01/2038	1,000	1,075

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/01/2017 - 08/01/2040	$40,224	$43,550

6.250% due 02/01/2011 (g)	11,100	11,477
6.500% due 10/01/2037 - 12/25/2042	28,561	31,289

FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	2,600	2,569

Federal Home Loan Bank
0.875% due 08/22/2012	2,400	2,404
1.125% due 05/18/2012	2,600	2,621

Federal Housing Administration
7.430% due 10/01/2020	7	7

Freddie Mac
0.387% due 12/25/2036	2,132	2,119
0.500% due 07/15/2019 - 08/15/2019	4,535	4,521

0.607% due 08/25/2031	250	233
0.650% due 05/15/2036	782	782
0.700% due 12/15/2030	201	201
0.750% due 06/15/2018	93	91
1.125% due 06/01/2011 - 07/27/2012	10,100	10,175

1.621% due 02/25/2045	530	535
2.125% due 03/23/2012	2,400	2,461
4.125% due 12/21/2012	300	324
4.259% due 07/01/2035	455	472
5.000% due 07/15/2024	59	59
5.500% due 08/15/2030 - 07/01/2040	1,001	1,073

6.000% due 09/01/2016 - 08/01/2040	1,058	1,146

6.500% due 07/25/2043	111	123

Small Business Administration
5.600% due 09/01/2028	895	984

Total U.S. Government Agencies (Cost $168,405)		169,899

U.S. TREASURY OBLIGATIONS 24.8%

U.S. Treasury Notes
0.750% due 05/31/2012	42,900	43,038
1.125% due 06/15/2013	23,700	23,806
1.375% due 03/15/2013 (g)	4,200	4,256
1.375% due 05/15/2013	120,900	122,421
1.875% due 06/30/2015	7,000	7,031
2.125% due 05/31/2015	2,200	2,239
2.250% due 01/31/2015	100	102
2.375% due 02/28/2015	1,400	1,443
2.500% due 04/30/2015	2,600	2,694
3.125% due 04/30/2017	131,100	137,143
3.500% due 05/15/2020	700	733

Total U.S. Treasury Obligations (Cost $336,988)		344,906

MORTGAGE-BACKED SECURITIES 5.9%

Adjustable Rate Mortgage Trust
2.856% due 09/25/2035	1,390	1,010

American Home Mortgage Investment Trust
2.514% due 10/25/2034	779	666
2.527% due 02/25/2045	305	275

Banc of America Funding Corp.
5.978% due 01/20/2047	1,165	834

Banc of America Mortgage Securities, Inc.
2.909% due 07/25/2034	796	758
2.956% due 05/25/2033	1,001	962
6.500% due 10/25/2031	31	31

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	4,459	4,216
2.934% due 03/25/2035	4,966	4,586
2.960% due 04/25/2033	11	11
2.984% due 07/25/2034	777	694
3.398% due 02/25/2033	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.490% due 08/25/2035	$695	$497
3.552% due 01/25/2034	51	50
4.999% due 01/25/2035	586	592
5.441% due 04/25/2033	25	25

Bear Stearns Alt-A Trust
0.507% due 02/25/2034	817	612

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	400	393
5.471% due 01/12/2045	1,200	1,244

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	235	233

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	1,609	1,017
5.563% due 12/26/2046	912	603

Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	396	350
3.938% due 08/25/2035	1,862	727

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	3,520

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	908	476
6.000% due 10/25/2033	39	39

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	2,255	2,075
3.506% due 11/25/2034	1,327	1,134
5.250% due 02/20/2036	813	518

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	2	2
2.673% due 07/25/2033	8,527	7,675

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	400	417

First Horizon Alternative Mortgage Securities
2.331% due 09/25/2034	2,337	2,024

First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	721	690

GMAC Mortgage Corp. Loan Trust
3.640% due 11/19/2035	413	356

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	403	366
0.427% due 01/25/2047	512	479

Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	1,172	979

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	208
5.444% due 03/10/2039	1,900	1,908

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	1,815	1,758

GSR Mortgage Loan Trust
2.943% due 09/25/2035	1,964	1,847

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	201	119
2.964% due 07/19/2035	1,105	870

Impac CMB Trust
1.347% due 07/25/2033	355	318

Indymac Index Mortgage Loan Trust
2.785% due 12/25/2034	565	415

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	588
5.882% due 02/15/2051	1,300	1,307

JPMorgan Mortgage Trust
5.017% due 02/25/2035	630	632
5.750% due 01/25/2036	106	93

MASTR Asset Securitization Trust
5.500% due 09/25/2033	41	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.817% due 06/15/2030	$309	$268
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	2,590

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	589	448

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	467	404
1.249% due 10/25/2035	279	233
1.730% due 01/25/2029	46	44
4.250% due 10/25/2035	1,353	1,200

Morgan Stanley Capital I
0.410% due 10/15/2020	1,640	1,487
5.809% due 12/12/2049	300	311

Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	700	735

Prime Mortgage Trust
0.747% due 02/25/2019	6	6
0.747% due 02/25/2034	32	29

Residential Funding Mortgage Securities I
5.066% due 09/25/2035	1,625	1,167

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	111	112

Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	463	243
2.711% due 01/25/2035	1,644	1,308
2.744% due 02/25/2034	625	586
2.771% due 08/25/2034	846	814
4.540% due 08/25/2035	486	388

Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	911	903
0.598% due 07/19/2035	1,223	1,103
0.627% due 02/25/2036	287	159
1.008% due 09/19/2032	9	8

Structured Asset Securities Corp.
3.051% due 10/25/2035	583	459

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	677	652
0.467% due 10/25/2046	2,181	2,129

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	2,173	1,841
0.440% due 09/15/2021	2,696	2,450

WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	248	191
0.637% due 10/25/2045	1,419	1,106
1.151% due 01/25/2047	588	354
1.621% due 11/25/2042	109	94
1.706% due 05/25/2041	67	63
1.821% due 06/25/2042	62	50
1.821% due 08/25/2042	265	233
3.109% due 02/27/2034	49	48
3.359% due 09/25/2046	808	572

Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	940	835
4.886% due 01/25/2035	1,442	1,404
4.929% due 09/25/2035	2,945	2,878
4.988% due 12/25/2034	1,002	1,018

Total Mortgage-Backed Securities (Cost $90,947)		82,166

ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
0.407% due 10/25/2036	205	129

Amortizing Residential Collateral Trust
0.927% due 07/25/2032	13	11

Asset-Backed Funding Certificates
0.407% due 01/25/2037	134	131

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034	$286	$245
2.000% due 03/15/2032	217	161

Atrium CDO Corp.
0.751% due 06/27/2015	5,984	5,578

Bear Stearns Asset-Backed Securities Trust
1.347% due 10/25/2037	3,670	2,844

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	848	834
0.397% due 06/25/2047	1,204	1,162
0.417% due 06/25/2047	259	248
0.427% due 06/25/2037	145	141
0.457% due 10/25/2046	92	90
0.607% due 05/25/2036	2,737	2,170
0.827% due 12/25/2031	46	22

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	9	7

Equity One ABS, Inc.
0.907% due 11/25/2032	15	12

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	286	279

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	878	879

GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	19	7

HSBC Home Equity Loan Trust
0.638% due 01/20/2034	1,738	1,583
0.698% due 09/20/2033	158	143

Landmark CDO Ltd.
0.773% due 01/15/2016	3,293	3,191

Lehman XS Trust
0.427% due 11/25/2046	110	109

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	34	29

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	69	69

Nationstar Home Equity Loan Trust
0.467% due 04/25/2037	1,490	1,422

Navigator CDO Ltd.
1.286% due 11/15/2015	4,800	4,704

SLM Student Loan Trust
1.846% due 12/15/2017 (b)	4,400	4,400

Structured Asset Securities Corp.
0.397% due 10/25/2036	180	177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		$10	$10

Total Asset-Backed Securities (Cost $33,026)			30,787

SOVEREIGN ISSUES 0.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	4,500	2,253

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		$1,000	1,005
2.125% due 05/20/2012	EUR	700	873

Total Sovereign Issues (Cost $4,107)			4,131

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

Bank of America Corp.
7.250% due 12/31/2049		1,339	1,216

Motors Liquidation Co.
5.250% due 03/06/2032		4,000	27

Wells Fargo & Co.
7.500% due 12/31/2049		7,463	6,978

Total Convertible Preferred Securities (Cost $7,136)			8,221

PREFERRED STOCKS 0.2%

DG Funding Trust
1.199% due 12/31/2049		420	3,270

Total Preferred Stocks (Cost $4,462)			3,270

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 37.9%

CERTIFICATES OF DEPOSIT 0.5%

Intesa Sanpaolo
2.375% due 12/21/2012		$7,200	7,143

COMMERCIAL PAPER 3.9%

Fannie Mae
0.280% due 08/03/2010		2,000	2,000

Federal Home Loan Bank
0.198% due 08/06/2010		35,000	34,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.230% due 08/03/2010	$4,000	$3,999
0.250% due 10/13/2010	13,700	13,694

		54,686

REPURCHASE AGREEMENTS 5.0%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	2,000	2,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $2,048. Repurchase proceeds are $2,000.)

Morgan Stanley
0.010% due 07/01/2010	63,300	63,300
(Dated 06/30/2010. Collateralized by Fannie Mae 0.675% due 12/30/2011 valued at $65,072. Repurchase proceeds are $63,300.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	3,653	3,653
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,726. Repurchase proceeds are $3,653.)

		68,953

U.S. TREASURY BILLS 1.2%
0.103% due 07/01/2010 - 08/26/2010 (c)(e)(g)	16,609	16,609

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.030% due 07/15/2010 (e)	270	270

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 27.3%
	37,943,989	379,971

Total Short-Term Instruments (Cost $527,650)		527,632

Total Investments 107.1% (Cost $1,497,947)		$1,492,125

Written Options (i) (0.2%) (Premiums $2,099)		(3,182)

Other Assets and Liabilities (Net) (6.9%)		(95,164)

Net Assets 100.0%		$1,393,779

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $2,190 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $66,384 at a weighted average interest rate of 0.067%. On June 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,943 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	145	$288
90-Day Eurodollar September Futures	Long	09/2010	297	52
U.S. Treasury 2-Year Note September Futures	Long	09/2010	1,087	1,003

				$1,343

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$1,000	$(14)	$0	$(14)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	8,400	(10)	0	(10)
American International Group, Inc.	GSC	1.380%	06/20/2013	3.223%	2,700	(135)	0	(135)
American International Group, Inc.	RBS	1.360%	06/20/2013	3.223%	2,700	(137)	0	(137)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	1,800	4	7	(3)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	2,300	4	9	(5)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	1,400	3	6	(3)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	3,500	(5)	(23)	18
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	100	0	0	0
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	700	(1)	(4)	3
Citigroup, Inc.	JPM	1.000%	03/20/2011	1.235%	1,600	(2)	(10)	8
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	4.142%	600	20	0	20
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	4.142%	8,300	468	0	468
Gaz Capital S.A.	BCLY	1.600%	12/20/2012	2.576%	3,800	(87)	0	(87)
Gaz Capital S.A.	MSC	0.860%	11/20/2011	2.216%	2,600	(46)	0	(46)
Gaz Capital S.A.	MSC	2.480%	02/20/2013	2.610%	1,300	7	0	7
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	400	(1)	(5)	4
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.721%	900	(6)	0	(6)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.972%	700	(13)	0	(13)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	2,200	144	0	144
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	1,600	122	0	122
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.761%	4,300	(39)	0	(39)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	600	(2)	0	(2)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.030%	2,400	175	0	175
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.030%	1,900	181	0	181
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.108%	100	(5)	(6)	1
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	300	(1)	0	(1)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	1.014%	1,650	0	1	(1)
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	1.014%	550	0	0	0
Indonesia Government International Bond	MSC	1.000%	06/20/2011	1.014%	1,650	0	4	(4)
Indonesia Government International Bond	RBS	1.000%	06/20/2011	1.014%	1,650	0	3	(3)
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%	4,400	24	42	(18)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.929%	2,400	9	37	(28)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	5,900	33	39	(6)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	1	1	0
Japan Government International Bond	GSC	1.000%	03/20/2015	0.884%	4,200	23	40	(17)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	2,100	5	5	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%	1,900	4	5	(1)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	1,400	3	4	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	1,400	3	4	(1)
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	4,400	1	5	(4)
Russia Government International Bond	UBS	1.000%	12/20/2010	1.003%	1,700	0	0	0
SLM Corp.	BNP	5.050%	03/20/2013	5.488%	1,500	(14)	0	(14)
South Korea Government Bond	CITI	0.520%	12/20/2010	0.754%	1,000	(1)	0	(1)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%	1,000	(1)	0	(1)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	3.690%	300	(7)	0	(7)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	3.690%	700	(16)	0	(16)
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.719%	1,400	18	8	10
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.719%	1,200	16	8	8
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	3	2	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%	2,600	34	15	19
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	4,500	58	23	35

						$823	$227	$596

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$1,900	$176	$190	$(14)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	1,000	93	100	(7)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	1,000	104	125	(21)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	100	10	11	(1)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	42	50	(8)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	5,300	552	584	(32)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,059	(11)	0	(11)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	110	0	110
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	3	0	3

					$1,026	$1,060	$(34)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$50	$0	$50
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	3	4	(1)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	8	9	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	18	20	(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	62	34	28
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	(1)	0	(1)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	(4)	(5)	1
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	2	2	0
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	5	4	1
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,920	(55)	2,975
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	0	(2)	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	11	1	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	5	1	4
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		12,200	11	22	(11)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	5	4	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	(2)	0	(2)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	4	3	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	11	8	3
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	72	11	61
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	38	28	10
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	127	23	104
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	3	0	3
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	11	0	11
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	6	3	3
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	5	3	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		600	6	4	2
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	69	0	69
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	6	4	2
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		$300	28	16	12
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		700	66	46	20
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		700	22	9	13
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		200	6	2	4
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		300	9	3	6
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		700	67	28	39
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		500	48	22	26
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		2,000	190	94	96
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		1,900	180	98	82
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		5,200	366	307	59
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	16,900	294	0	294

							$4,726	$751	$3,975

(i)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$4,000	$28	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,200	88	469
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,200	113	2
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,400	42	150
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,400	64	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	10,600	59	248
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	10,600	38	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,000	63	0

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$30,100	$75	$704
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	8,300	56	334
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	8,300	49	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	30,100	180	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	11,800	28	304
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	11,800	104	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,800	119	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	12,100	92	486
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	12,100	63	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	72,000	552	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	55	0

							$1,868	$2,699

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010	EUR	15,100	$50	$7
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010		15,100	75	213

							$125	$220

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$11,700	$106	$263

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	265	$168,100	EUR	2,000	$1,674
Sales	266	376,100		30,200	2,248
Closing Buys	(531)	(207,300)		(2,000)	(1,707)
Expirations	0	(24,400)		0	(116)
Exercised	0	0		0	0

Balance at 06/30/2010	0	$312,500	EUR	30,200	$2,099

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$6,000	$6,522	$6,508

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,432	07/2010	JPM	$0	$(41)	$(41)
Buy	BRL	2,545	08/2010	GSC	3	0	3
Buy	CAD	275	07/2010	UBS	0	(15)	(15)
Buy	CNY	366	08/2010	BCLY	0	(1)	(1)
Buy		466	08/2010	DUB	0	(1)	(1)
Buy		14,807	08/2010	HSBC	0	(36)	(36)
Buy		29,810	08/2010	JPM	0	(44)	(44)
Buy		9,517	08/2010	MSC	0	(19)	(19)
Buy		736	11/2010	BCLY	0	(2)	(2)
Buy		1,194	11/2010	CITI	0	(4)	(4)
Buy		3,081	11/2010	DUB	0	(10)	(10)
Buy		1,218	11/2010	MSC	0	(4)	(4)
Sell	EUR	12,826	07/2010	BCLY	1,483	0	1,483
Buy		473	07/2010	CITI	0	(3)	(3)
Buy		356	07/2010	RBS	0	0	0
Sell		2,805	07/2010	RBS	16	0	16

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	146	08/2010	CITI	$0	$(2)	$(2)
Sell	GBP	3,315	09/2010	BOA	0	(40)	(40)
Buy	IDR	915,300	10/2010	BOA	10	0	10
Buy		6,768,710	10/2010	CITI	65	0	65
Buy		915,300	10/2010	RBS	10	0	10
Buy		1,986,660	10/2010	UBS	16	0	16
Buy		1,465,950	11/2010	BCLY	8	0	8
Buy		1,459,500	11/2010	CITI	7	0	7
Buy		657,825	11/2010	DUB	2	0	2
Buy		1,328,050	11/2010	HSBC	5	0	5
Sell	JPY	689,062	07/2010	BOA	0	(268)	(268)
Buy	KRW	222,595	07/2010	BCLY	0	(4)	(4)
Buy		117,980	07/2010	CITI	0	(2)	(2)
Buy		203,953	07/2010	DUB	0	(5)	(5)
Sell		445,342	07/2010	HSBC	0	(4)	(4)
Buy		169,420	07/2010	MSC	0	(5)	(5)
Sell		322,335	07/2010	MSC	0	(4)	(4)
Buy		53,730	07/2010	RBS	0	0	0
Buy		907,988	08/2010	BCLY	0	(20)	(20)
Buy		405,526	08/2010	MSC	0	(13)	(13)
Buy		417,828	11/2010	BCLY	0	(15)	(15)
Sell		119,595	11/2010	BCLY	1	0	1
Buy		47,262	11/2010	BOA	0	(2)	(2)
Buy		751,179	11/2010	CITI	0	(33)	(33)
Sell		1,736,580	11/2010	CITI	2	(11)	(9)
Buy		127,886	11/2010	DUB	0	(6)	(6)
Buy		70,380	11/2010	GSC	0	(3)	(3)
Buy		978,322	11/2010	JPM	0	(60)	(60)
Sell		655,175	11/2010	JPM	0	(5)	(5)
Buy		373,001	11/2010	MSC	0	(22)	(22)
Sell		53,730	11/2010	RBS	0	0	0
Buy	MXN	16,329	09/2010	HSBC	0	(15)	(15)
Buy	MYR	1,844	10/2010	BCLY	24	0	24
Buy		206	10/2010	BOA	3	0	3
Buy		1,794	10/2010	CITI	18	0	18
Buy		940	10/2010	DUB	2	0	2
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	251	09/2010	BCLY	0	0	0
Buy		187	09/2010	CITI	1	0	1
Sell		598	09/2010	DUB	0	0	0
Buy		161	09/2010	GSC	1	0	1
Buy	TWD	9,350	10/2010	BCLY	0	(9)	(9)
Buy		1,209	10/2010	CITI	0	(1)	(1)
Buy		7,593	10/2010	DUB	0	(7)	(7)
Buy		2,845	01/2011	DUB	0	(2)	(2)
Buy		1,742	01/2011	JPM	0	0	0
Buy		2,681	01/2011	MSC	0	(1)	(1)
Buy		1,452	01/2011	UBS	0	0	0

					$1,677	$(742)	$935

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$1,914	$0	$1,914
Corporate Bonds & Notes	0	303,023	0	303,023
Convertible Bonds & Notes	0	7,058	0	7,058
Municipal Bonds & Notes	0	9,118	0	9,118
U.S. Government Agencies	0	169,892	7	169,899
U.S. Treasury Obligations	0	344,906	0	344,906
Mortgage-Backed Securities	0	82,166	0	82,166
Asset-Backed Securities	4,400	12,913	13,474	30,787
Sovereign Issues	0	4,131	0	4,131
Convertible Preferred Securities	8,194	27	0	8,221
Preferred Stocks	0	0	3,270	3,270
Short-Term Instruments	379,971	147,661	0	527,632

Investments, at value	$392,565	$1,082,809	$16,751	$1,492,125
Short Sales, at value	$0	$(6,508)	$0	$(6,508)
Financial Derivative Instruments (3)	$1,343	$2,510	$(220)	$3,633

Totals	$393,908	$1,078,811	$16,531	$1,489,250

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Low Duration Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$5,891	$0	$0	$0	$147	$0	$(6,038)	$0	$0
U.S. Government Agencies	7	0	0	0	0	0	0	7	0
Asset-Backed Securities	8,754	4,403	17	13	287	0	0	13,474	280
Preferred Stocks	3,727	0	0	0	(457)	0	0	3,270	(457)

Investments, at value	$18,379	$4,403	$17	$13	$(23)	$0	$(6,038)	$16,751	$(177)
Financial Derivative Instruments (3)	$0	$(126)	$0	$0	$(94)	$0	$0	$(220)	$(94)

Totals	$18,379	$4,277	$17	$13	$(117)	$0	$(6,038)	$16,531	$(271)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on foreign currency contracts	0	1,677	0	0	0	1,677
Unrealized appreciation on swap agreements	3,996	0	1,337	0	0	5,333

	$3,997	$1,677	$1,337	$0	$0	$7,011

Liabilities:
Written options outstanding	$2,699	$263	$220	$0	$0	$3,182
Variation margin payable (2)	43	0	0	0	0	43
Unrealized depreciation on foreign currency contracts	0	742	0	0	0	742
Unrealized depreciation on swap agreements	21	0	775	0	0	796

	$2,763	$1,005	$995	$0	$0	$4,763

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$6,416	$116	$1,196	$0	$0	$7,728
Net realized gain on foreign currency transactions	0	1,813	0	0	0	1,813

	$6,416	$1,929	$1,196	$0	$0	$9,541

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(33)	$(157)	$(533)	$0	$0	$(723)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	736	0	0	0	736

	$(33)	$579	$(533)	$0	$0	$13

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,343 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

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Notes to Financial Statements  (Cont.)

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(g) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as

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collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements

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Notes to Financial Statements  (Cont.)

outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International

Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$13,720	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 283,220	$ 260,080	$ 163,400	$ 30	$ 379,971	$ 480	$ (24)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,240,887	$1,056,410	$185,975	$38,911

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	303	$3,116	3,275	$30,947
Administrative Class	31,722	325,087	46,012	468,845
Advisor Class	10,043	102,933	18,065	185,671
Issued as reinvestment of distributions
Institutional Class	42	434	438	4,437
Administrative Class	673	6,917	6,172	62,293
Advisor Class	149	1,528	979	9,970
Cost of shares redeemed
Institutional Class	(942)	(9,668)	(537)	(5,241)
Administrative Class	(17,410)	(178,108)	(82,215)	(788,755)
Advisor Class	(1,908)	(19,611)	(803)	(8,238)
Net increase (decrease) resulting from Portfolio share transactions	22,672	$232,628	(8,614)	$(40,071)

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	5	73
Advisor Class	3	90

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 19,339	$ (25,161)	$ (5,822)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	FSB	Federal Savings Bank

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS47 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Short-Term Instruments	35.4%
U.S. Treasury Obligations	23.1%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	11.4%
Mortgage-Backed Securities	5.5%
Other	4.3%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/10/00)
PIMCO Low Duration Portfolio Institutional Class	2.87%	9.25%	5.56%	5.23%	5.27%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	1.87%	2.69%	4.24%	4.37%	4.43%	**

All Portfolio returns are net of fees and expenses.

*   Cumulative return.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.51% for Institutional Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,028.74	$1,022.32
Expenses Paid During Period†	$2.52	$2.51

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration (or sensitivity to changes in market interest rates) benefited performance as interest rates fell during the reporting period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasury securities during the reporting period.

»	Allocations to investment-grade corporate securities, in particular financials, detracted from returns as the sector underperformed for the reporting period.

»	Within the high-yield sector, a focus on financial companies added to returns as high-yield financials outpaced like-duration U.S. Treasury securities during the reporting period.

»	Exposure to local rates in Brazil added to returns as rates declined in Brazil for the reporting period.

»	Exposure to core European duration added to returns as yields in this region declined during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$10.11	$9.68	$10.30	$10.06	$10.09	$10.30
Net investment income (a)	0.07	0.31	0.42	0.49	0.44	0.30
Net realized/unrealized gain (loss) on investments	0.22	0.96	(0.45)	0.25	(0.03)	(0.18)
Total income (loss) from investment operations	0.29	1.27	(0.03)	0.74	0.41	0.12
Dividends from net investment income	(0.08)	(0.37)	(0.43)	(0.50)	(0.44)	(0.30)
Distributions from net realized capital gains	0.00	(0.47)	(0.16)	0.00	0.00	(0.03)
Total distributions	(0.08)	(0.84)	(0.59)	(0.50)	(0.44)	(0.33)
Net asset value end of year or period	$10.32	$10.11	$9.68	$10.30	$10.06	$10.09
Total return	2.87%	13.49%	(0.27)%	7.52%	4.13%	1.16%
Net assets end of year or period (000s)	$54,143	$59,060	$25,813	$30,612	$25,886	$18,093
Ratio of expenses to average net assets	0.50%*	0.51%	0.56%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.29%*	3.07%	4.17%	4.86%	4.37%	2.92%
Portfolio turnover rate	139%	662%	293%	72%	200%	184%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$1,043,201
Investments in Affiliates, at value	379,971
Repurchase agreements, at value	68,953
Cash	7
Foreign currency, at value	1,011
Receivable for investments sold	30,047
Receivable for Portfolio shares sold	3,246
Interest and dividends receivable	4,500
Dividends receivable from Affiliates	111
Variation margin receivable	1
Swap premiums paid	2,151
Unrealized appreciation on foreign currency contracts	1,677
Unrealized appreciation on swap agreements	5,333
1,540,209

Liabilities:
Payable for investments purchased	$125,678
Payable for investments in Affiliates purchased	111
Payable for Portfolio shares redeemed	1,541
Payable for short sales	6,508
Written options outstanding	3,182
Deposits from counterparty	6,981
Accrued related party fees	735
Variation margin payable	43
Swap premiums received	113
Unrealized depreciation on foreign currency contracts	742
Unrealized depreciation on swap agreements	796
146,430

Net Assets	$1,393,779

Net Assets Consist of:
Paid in capital	$1,434,133
Undistributed net investment income	3,930
Accumulated undistributed net realized (loss)	(44,196)
Net unrealized (depreciation)	(88)
$1,393,779

Net Assets:
Institutional Class	$54,143
Administrative Class	1,063,559
Advisor Class	276,077

Shares Issued and Outstanding:
Institutional Class	5,245
Administrative Class	103,042
Advisor Class	26,748

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.32
Administrative Class	10.32
Advisor Class	10.32

Cost of Investments Owned	$1,049,053
Cost of Investments in Affiliates Owned	$379,941
Cost of Repurchase Agreements Owned	$68,953
Cost of Foreign Currency Held	$1,023
Proceeds Received on Short Sales	$6,522
Premiums Received on Written Options	$2,099

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$10,368
Dividends	341
Dividends from Affiliate investments	480
Total Income	11,189

Expenses:
Investment advisory fees	1,545
Supervisory and administrative fees	1,545
Servicing fees – Administrative Class	717
Distribution and/or servicing fees – Advisor Class	283
Trustees’ fees	11
Interest expense	8
Total Expenses	4,109

Net Investment Income	7,080

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,804
Net realized (loss) on Affiliate investments	(24)
Net realized gain on futures contracts, written options and swaps	7,728
Net realized gain on foreign currency transactions	1,454
Net change in unrealized appreciation on investments	13,919
Net change in unrealized appreciation on Affiliate investments	94
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(723)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	732
Net Gain	26,984

Net Increase in Net Assets Resulting from Operations	$34,064

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,080	$24,686
Net realized gain (loss)	12,986	(36,002)
Net realized gain (loss) on Affiliate investments	(24)	25
Net change in unrealized appreciation	13,928	94,545
Net change in unrealized appreciation (depreciation) on Affiliate investments	94	(64)
Net increase resulting from operations	34,064	83,190

Distributions to Shareholders:
From net investment income
Institutional Class	(434)	(1,792)
Administrative Class	(6,917)	(25,150)
Advisor Class	(1,528)	(1,905)
From net realized capital gains
Institutional Class	0	(2,645)
Administrative Class	0	(38,772)
Advisor Class	0	(8,065)

Total Distributions	(8,879)	(78,329)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,116	30,947
Administrative Class	325,087	468,845
Advisor Class	102,933	185,671
Issued as reinvestment of distributions
Institutional Class	434	4,437
Administrative Class	6,917	62,293
Advisor Class	1,528	9,970
Cost of shares redeemed
Institutional Class	(9,668)	(5,241)
Administrative Class	(178,108)	(788,755)
Advisor Class	(19,611)	(8,238)
Net increase (decrease) resulting from Portfolio share transactions	232,628	(40,071)

Total Increase (Decrease) in Net Assets	257,813	(35,210)

Net Assets:
Beginning of period	1,135,966	1,171,176
End of period*	$1,393,779	$1,135,966

*Including undistributed net investment income of:	$3,930	$5,729

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Low Duration Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
2.537% due 12/20/2012	$1,000	$969

HCA, Inc.
2.540% due 11/17/2013	1,000	945

Total Bank Loan Obligations (Cost $1,924)		1,914

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 19.6%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	2,400	2,418

Ally Financial, Inc.
2.200% due 12/19/2012	3,600	3,702
5.375% due 06/06/2011	8,300	8,321
6.000% due 12/15/2011	300	299
6.000% due 05/23/2012	500	494
6.875% due 08/28/2012	900	899

American Express Bank FSB
3.150% due 12/09/2011	1,300	1,347

American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,980

American Express Credit Corp.
0.526% due 12/02/2010	4,100	4,100

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,638

American General Finance Corp.
4.000% due 03/15/2011	2,500	2,431
4.625% due 09/01/2010	4,000	4,000
5.625% due 08/17/2011	900	872

American International Group, Inc.
4.950% due 03/20/2012	1,600	1,604

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,109

Banco Santander Chile
1.557% due 04/20/2012	2,300	2,300
2.875% due 11/13/2012	4,500	4,471

Bank of America Corp.
0.593% due 08/13/2010	4,400	4,401
2.100% due 04/30/2012	2,200	2,254

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,292

Citibank N.A.
1.875% due 05/07/2012	2,200	2,247
1.875% due 06/04/2012	1,100	1,123

Citigroup Funding, Inc.
1.875% due 10/22/2012	1,600	1,635
2.250% due 12/10/2012	4,400	4,533

Citigroup, Inc.
2.125% due 04/30/2012	2,200	2,255
2.875% due 12/09/2011	3,900	4,023
5.500% due 04/11/2013	7,100	7,387
5.625% due 08/27/2012	2,800	2,887

Commonwealth Bank of Australia
0.714% due 07/12/2013	13,100	13,061

Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	1,999

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	400	407

Deutsche Bank Capital Funding Trust I
3.503% due 12/29/2049	14,600	9,672

Dexia Credit Local
0.808% due 04/29/2014	4,200	4,199
0.938% due 03/05/2013	9,100	9,110

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,347

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FIH Erhvervsbank A/S
0.907% due 06/13/2013		$15,700	$15,686

Ford Motor Credit Co. LLC
3.048% due 01/13/2012		600	583
7.000% due 10/01/2013		50	51
7.375% due 02/01/2011		100	102
7.500% due 08/01/2012		200	205

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	502

General Electric Capital Corp.
0.495% due 01/08/2016		$200	183
2.000% due 09/28/2012		1,900	1,947
2.125% due 12/21/2012		800	823
2.250% due 03/12/2012		2,800	2,874
2.625% due 12/28/2012		1,300	1,352
3.000% due 12/09/2011		3,900	4,031

Golden West Financial Corp.
4.750% due 10/01/2012		600	627

Goldman Sachs Group, Inc.
1.004% due 01/30/2017	EUR	7,900	8,280

ING Bank NV
3.900% due 03/19/2014		$1,100	1,180

International Lease Finance Corp.
5.400% due 02/15/2012		5,800	5,524
5.550% due 09/05/2012		8,300	7,843
6.375% due 03/25/2013		2,900	2,733
6.625% due 11/15/2013		1,805	1,683

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		1,000	200
3.011% due 12/23/2010 (a)		900	180
5.625% due 01/24/2013 (a)		1,700	353

Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,000	6,038

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		9,000	8,849

Metropolitan Life Global Funding I
0.698% due 07/13/2011		6,900	6,895

Morgan Stanley
3.250% due 12/01/2011		3,900	4,043

Nippon Life Insurance Co.
4.875% due 08/09/2010		7,555	7,573

Rabobank Nederland NV
4.200% due 05/13/2014		2,000	2,126

Royal Bank of Scotland Group PLC
0.580% due 10/14/2016		400	313
0.823% due 04/08/2011		2,300	2,297
1.450% due 10/20/2011		11,100	11,126
3.000% due 12/09/2011		1,900	1,951
6.375% due 02/01/2011		3,300	3,339
7.640% due 03/29/2049		4,500	2,599

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		5,100	4,952

SLM Corp.
0.737% due 03/15/2011		2,500	2,446
3.125% due 09/17/2012	EUR	3,200	3,511

SunTrust Bank
0.839% due 12/20/2011		1,400	1,621
6.375% due 04/01/2011		$2,400	2,476

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		4,800	5,199

UBS AG
1.584% due 02/23/2012		2,300	2,309

Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,622

Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,964

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

White Nights Finance BV for Gazprom
10.500% due 03/08/2014	$4,550	$5,288

		273,296

INDUSTRIALS 1.9%

Daimler Finance North America LLC
7.300% due 01/15/2012	7,300	7,873
7.750% due 01/18/2011	4,400	4,546

El Paso Corp.
7.000% due 05/15/2011	1,100	1,129

Gaz Capital S.A. for Gazprom
7.510% due 07/31/2013	2,500	2,682

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	200	224

Shell International Finance BV
3.100% due 06/28/2015	5,500	5,594

Wyeth
5.500% due 03/15/2013	4,000	4,428

		26,476

UTILITIES 0.2%

Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,251

Total Corporate Bonds & Notes (Cost $306,895)		303,023

CONVERTIBLE BONDS & NOTES 0.5%

National City Corp.
4.000% due 02/01/2011	800	810

Transocean, Inc.
1.500% due 12/15/2037	7,000	6,248

Total Convertible Bonds & Notes (Cost $7,307)		7,058

MUNICIPAL BONDS & NOTES 0.7%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,822

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	3,300	3,296

Total Municipal Bonds & Notes (Cost $9,100)		9,118

U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
0.407% due 12/25/2036 - 07/25/2037	2,632	2,442

0.657% due 04/25/2037	1,172	1,165
0.697% due 07/25/2037 - 03/25/2044	7,570	7,529

0.747% due 05/25/2031 - 11/25/2032	1,663	1,663

1.087% due 03/25/2040	10,692	10,721
1.125% due 07/30/2012	2,800	2,821
1.621% due 07/01/2042 - 06/01/2043	754	759

1.671% due 09/01/2041	424	428
1.750% due 05/07/2013	7,200	7,339
1.821% due 09/01/2040	3	3
2.385% due 11/01/2035	207	212
3.155% due 09/01/2035	664	691
3.387% due 07/01/2035	228	238
4.500% due 07/01/2040 - 08/01/2040	13,000	13,443

4.680% due 12/01/2036	52	54
4.914% due 09/01/2034	45	47
5.000% due 04/25/2033	48	53
5.500% due 03/01/2038	1,000	1,075

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/01/2017 - 08/01/2040	$40,224	$43,550

6.250% due 02/01/2011 (g)	11,100	11,477
6.500% due 10/01/2037 - 12/25/2042	28,561	31,289

FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	2,600	2,569

Federal Home Loan Bank
0.875% due 08/22/2012	2,400	2,404
1.125% due 05/18/2012	2,600	2,621

Federal Housing Administration
7.430% due 10/01/2020	7	7

Freddie Mac
0.387% due 12/25/2036	2,132	2,119
0.500% due 07/15/2019 - 08/15/2019	4,535	4,521

0.607% due 08/25/2031	250	233
0.650% due 05/15/2036	782	782
0.700% due 12/15/2030	201	201
0.750% due 06/15/2018	93	91
1.125% due 06/01/2011 - 07/27/2012	10,100	10,175

1.621% due 02/25/2045	530	535
2.125% due 03/23/2012	2,400	2,461
4.125% due 12/21/2012	300	324
4.259% due 07/01/2035	455	472
5.000% due 07/15/2024	59	59
5.500% due 08/15/2030 - 07/01/2040	1,001	1,073

6.000% due 09/01/2016 - 08/01/2040	1,058	1,146

6.500% due 07/25/2043	111	123

Small Business Administration
5.600% due 09/01/2028	895	984

Total U.S. Government Agencies (Cost $168,405)		169,899

U.S. TREASURY OBLIGATIONS 24.8%

U.S. Treasury Notes
0.750% due 05/31/2012	42,900	43,038
1.125% due 06/15/2013	23,700	23,806
1.375% due 03/15/2013 (g)	4,200	4,256
1.375% due 05/15/2013	120,900	122,421
1.875% due 06/30/2015	7,000	7,031
2.125% due 05/31/2015	2,200	2,239
2.250% due 01/31/2015	100	102
2.375% due 02/28/2015	1,400	1,443
2.500% due 04/30/2015	2,600	2,694
3.125% due 04/30/2017	131,100	137,143
3.500% due 05/15/2020	700	733

Total U.S. Treasury Obligations (Cost $336,988)		344,906

MORTGAGE-BACKED SECURITIES 5.9%

Adjustable Rate Mortgage Trust
2.856% due 09/25/2035	1,390	1,010

American Home Mortgage Investment Trust
2.514% due 10/25/2034	779	666
2.527% due 02/25/2045	305	275

Banc of America Funding Corp.
5.978% due 01/20/2047	1,165	834

Banc of America Mortgage Securities, Inc.
2.909% due 07/25/2034	796	758
2.956% due 05/25/2033	1,001	962
6.500% due 10/25/2031	31	31

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	4,459	4,216
2.934% due 03/25/2035	4,966	4,586
2.960% due 04/25/2033	11	11
2.984% due 07/25/2034	777	694
3.398% due 02/25/2033	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.490% due 08/25/2035	$695	$497
3.552% due 01/25/2034	51	50
4.999% due 01/25/2035	586	592
5.441% due 04/25/2033	25	25

Bear Stearns Alt-A Trust
0.507% due 02/25/2034	817	612

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	400	393
5.471% due 01/12/2045	1,200	1,244

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	235	233

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	1,609	1,017
5.563% due 12/26/2046	912	603

Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	396	350
3.938% due 08/25/2035	1,862	727

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	3,520

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	908	476
6.000% due 10/25/2033	39	39

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	2,255	2,075
3.506% due 11/25/2034	1,327	1,134
5.250% due 02/20/2036	813	518

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	2	2
2.673% due 07/25/2033	8,527	7,675

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	400	417

First Horizon Alternative Mortgage Securities
2.331% due 09/25/2034	2,337	2,024

First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	721	690

GMAC Mortgage Corp. Loan Trust
3.640% due 11/19/2035	413	356

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	403	366
0.427% due 01/25/2047	512	479

Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	1,172	979

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	208
5.444% due 03/10/2039	1,900	1,908

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	1,815	1,758

GSR Mortgage Loan Trust
2.943% due 09/25/2035	1,964	1,847

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	201	119
2.964% due 07/19/2035	1,105	870

Impac CMB Trust
1.347% due 07/25/2033	355	318

Indymac Index Mortgage Loan Trust
2.785% due 12/25/2034	565	415

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	588
5.882% due 02/15/2051	1,300	1,307

JPMorgan Mortgage Trust
5.017% due 02/25/2035	630	632
5.750% due 01/25/2036	106	93

MASTR Asset Securitization Trust
5.500% due 09/25/2033	41	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.817% due 06/15/2030	$309	$268
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	2,590

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	589	448

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	467	404
1.249% due 10/25/2035	279	233
1.730% due 01/25/2029	46	44
4.250% due 10/25/2035	1,353	1,200

Morgan Stanley Capital I
0.410% due 10/15/2020	1,640	1,487
5.809% due 12/12/2049	300	311

Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	700	735

Prime Mortgage Trust
0.747% due 02/25/2019	6	6
0.747% due 02/25/2034	32	29

Residential Funding Mortgage Securities I
5.066% due 09/25/2035	1,625	1,167

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	111	112

Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	463	243
2.711% due 01/25/2035	1,644	1,308
2.744% due 02/25/2034	625	586
2.771% due 08/25/2034	846	814
4.540% due 08/25/2035	486	388

Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	911	903
0.598% due 07/19/2035	1,223	1,103
0.627% due 02/25/2036	287	159
1.008% due 09/19/2032	9	8

Structured Asset Securities Corp.
3.051% due 10/25/2035	583	459

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	677	652
0.467% due 10/25/2046	2,181	2,129

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	2,173	1,841
0.440% due 09/15/2021	2,696	2,450

WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	248	191
0.637% due 10/25/2045	1,419	1,106
1.151% due 01/25/2047	588	354
1.621% due 11/25/2042	109	94
1.706% due 05/25/2041	67	63
1.821% due 06/25/2042	62	50
1.821% due 08/25/2042	265	233
3.109% due 02/27/2034	49	48
3.359% due 09/25/2046	808	572

Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	940	835
4.886% due 01/25/2035	1,442	1,404
4.929% due 09/25/2035	2,945	2,878
4.988% due 12/25/2034	1,002	1,018

Total Mortgage-Backed Securities (Cost $90,947)		82,166

ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
0.407% due 10/25/2036	205	129

Amortizing Residential Collateral Trust
0.927% due 07/25/2032	13	11

Asset-Backed Funding Certificates
0.407% due 01/25/2037	134	131

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034	$286	$245
2.000% due 03/15/2032	217	161

Atrium CDO Corp.
0.751% due 06/27/2015	5,984	5,578

Bear Stearns Asset-Backed Securities Trust
1.347% due 10/25/2037	3,670	2,844

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	848	834
0.397% due 06/25/2047	1,204	1,162
0.417% due 06/25/2047	259	248
0.427% due 06/25/2037	145	141
0.457% due 10/25/2046	92	90
0.607% due 05/25/2036	2,737	2,170
0.827% due 12/25/2031	46	22

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	9	7

Equity One ABS, Inc.
0.907% due 11/25/2032	15	12

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	286	279

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	878	879

GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	19	7

HSBC Home Equity Loan Trust
0.638% due 01/20/2034	1,738	1,583
0.698% due 09/20/2033	158	143

Landmark CDO Ltd.
0.773% due 01/15/2016	3,293	3,191

Lehman XS Trust
0.427% due 11/25/2046	110	109

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	34	29

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	69	69

Nationstar Home Equity Loan Trust
0.467% due 04/25/2037	1,490	1,422

Navigator CDO Ltd.
1.286% due 11/15/2015	4,800	4,704

SLM Student Loan Trust
1.846% due 12/15/2017 (b)	4,400	4,400

Structured Asset Securities Corp.
0.397% due 10/25/2036	180	177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		$10	$10

Total Asset-Backed Securities (Cost $33,026)			30,787

SOVEREIGN ISSUES 0.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	4,500	2,253

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		$1,000	1,005
2.125% due 05/20/2012	EUR	700	873

Total Sovereign Issues (Cost $4,107)			4,131

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

Bank of America Corp.
7.250% due 12/31/2049		1,339	1,216

Motors Liquidation Co.
5.250% due 03/06/2032		4,000	27

Wells Fargo & Co.
7.500% due 12/31/2049		7,463	6,978

Total Convertible Preferred Securities (Cost $7,136)			8,221

PREFERRED STOCKS 0.2%

DG Funding Trust
1.199% due 12/31/2049		420	3,270

Total Preferred Stocks (Cost $4,462)			3,270

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 37.9%

CERTIFICATES OF DEPOSIT 0.5%

Intesa Sanpaolo
2.375% due 12/21/2012		$7,200	7,143

COMMERCIAL PAPER 3.9%

Fannie Mae
0.280% due 08/03/2010		2,000	2,000

Federal Home Loan Bank
0.198% due 08/06/2010		35,000	34,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.230% due 08/03/2010	$4,000	$3,999
0.250% due 10/13/2010	13,700	13,694

		54,686

REPURCHASE AGREEMENTS 5.0%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	2,000	2,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $2,048. Repurchase proceeds are $2,000.)

Morgan Stanley
0.010% due 07/01/2010	63,300	63,300
(Dated 06/30/2010. Collateralized by Fannie Mae 0.675% due 12/30/2011 valued at $65,072. Repurchase proceeds are $63,300.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	3,653	3,653
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,726. Repurchase proceeds are $3,653.)

		68,953

U.S. TREASURY BILLS 1.2%
0.103% due 07/01/2010 - 08/26/2010 (c)(e)(g)	16,609	16,609

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.030% due 07/15/2010 (e)	270	270

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 27.3%
	37,943,989	379,971

Total Short-Term Instruments (Cost $527,650)		527,632

Total Investments 107.1% (Cost $1,497,947)		$1,492,125

Written Options (i) (0.2%) (Premiums $2,099)		(3,182)

Other Assets and Liabilities (Net) (6.9%)		(95,164)

Net Assets 100.0%		$1,393,779

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $2,190 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $66,384 at a weighted average interest rate of 0.067%. On June 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,943 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	145	$288
90-Day Eurodollar September Futures	Long	09/2010	297	52
U.S. Treasury 2-Year Note September Futures	Long	09/2010	1,087	1,003

				$1,343

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$1,000	$(14)	$0	$(14)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	8,400	(10)	0	(10)
American International Group, Inc.	GSC	1.380%	06/20/2013	3.223%	2,700	(135)	0	(135)
American International Group, Inc.	RBS	1.360%	06/20/2013	3.223%	2,700	(137)	0	(137)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	1,800	4	7	(3)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	2,300	4	9	(5)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	1,400	3	6	(3)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	3,500	(5)	(23)	18
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	100	0	0	0
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	700	(1)	(4)	3
Citigroup, Inc.	JPM	1.000%	03/20/2011	1.235%	1,600	(2)	(10)	8
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	4.142%	600	20	0	20
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	4.142%	8,300	468	0	468
Gaz Capital S.A.	BCLY	1.600%	12/20/2012	2.576%	3,800	(87)	0	(87)
Gaz Capital S.A.	MSC	0.860%	11/20/2011	2.216%	2,600	(46)	0	(46)
Gaz Capital S.A.	MSC	2.480%	02/20/2013	2.610%	1,300	7	0	7
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	400	(1)	(5)	4
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.721%	900	(6)	0	(6)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.972%	700	(13)	0	(13)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	2,200	144	0	144
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	1,600	122	0	122
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.761%	4,300	(39)	0	(39)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	600	(2)	0	(2)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.030%	2,400	175	0	175
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.030%	1,900	181	0	181
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.108%	100	(5)	(6)	1
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	300	(1)	0	(1)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	1.014%	1,650	0	1	(1)
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	1.014%	550	0	0	0
Indonesia Government International Bond	MSC	1.000%	06/20/2011	1.014%	1,650	0	4	(4)
Indonesia Government International Bond	RBS	1.000%	06/20/2011	1.014%	1,650	0	3	(3)
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%	4,400	24	42	(18)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.929%	2,400	9	37	(28)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	5,900	33	39	(6)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	1	1	0
Japan Government International Bond	GSC	1.000%	03/20/2015	0.884%	4,200	23	40	(17)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	2,100	5	5	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%	1,900	4	5	(1)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	1,400	3	4	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	1,400	3	4	(1)
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	4,400	1	5	(4)
Russia Government International Bond	UBS	1.000%	12/20/2010	1.003%	1,700	0	0	0
SLM Corp.	BNP	5.050%	03/20/2013	5.488%	1,500	(14)	0	(14)
South Korea Government Bond	CITI	0.520%	12/20/2010	0.754%	1,000	(1)	0	(1)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%	1,000	(1)	0	(1)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	3.690%	300	(7)	0	(7)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	3.690%	700	(16)	0	(16)
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.719%	1,400	18	8	10
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.719%	1,200	16	8	8
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	3	2	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%	2,600	34	15	19
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	4,500	58	23	35

						$823	$227	$596

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$1,900	$176	$190	$(14)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	1,000	93	100	(7)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	1,000	104	125	(21)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	100	10	11	(1)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	42	50	(8)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	5,300	552	584	(32)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,059	(11)	0	(11)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	110	0	110
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	3	0	3

					$1,026	$1,060	$(34)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$50	$0	$50
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	3	4	(1)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	8	9	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	18	20	(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	62	34	28
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	(1)	0	(1)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	(4)	(5)	1
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	2	2	0
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	5	4	1
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,920	(55)	2,975
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	0	(2)	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	11	1	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	5	1	4
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		12,200	11	22	(11)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	5	4	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	(2)	0	(2)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	4	3	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	11	8	3
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	72	11	61
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	38	28	10
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	127	23	104
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	3	0	3
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	11	0	11
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	6	3	3
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	5	3	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		600	6	4	2
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	69	0	69
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	6	4	2
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		$300	28	16	12
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		700	66	46	20
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		700	22	9	13
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		200	6	2	4
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		300	9	3	6
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		700	67	28	39
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		500	48	22	26
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		2,000	190	94	96
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		1,900	180	98	82
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		5,200	366	307	59
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	16,900	294	0	294

							$4,726	$751	$3,975

(i)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$4,000	$28	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,200	88	469
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,200	113	2
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,400	42	150
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,400	64	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	10,600	59	248
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	10,600	38	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,000	63	0

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$30,100	$75	$704
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	8,300	56	334
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	8,300	49	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	30,100	180	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	11,800	28	304
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	11,800	104	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,800	119	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	12,100	92	486
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	12,100	63	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	72,000	552	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	55	0

							$1,868	$2,699

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010	EUR	15,100	$50	$7
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010		15,100	75	213

							$125	$220

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$11,700	$106	$263

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	265	$168,100	EUR	2,000	$1,674
Sales	266	376,100		30,200	2,248
Closing Buys	(531)	(207,300)		(2,000)	(1,707)
Expirations	0	(24,400)		0	(116)
Exercised	0	0		0	0

Balance at 06/30/2010	0	$312,500	EUR	30,200	$2,099

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$6,000	$6,522	$6,508

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,432	07/2010	JPM	$0	$(41)	$(41)
Buy	BRL	2,545	08/2010	GSC	3	0	3
Buy	CAD	275	07/2010	UBS	0	(15)	(15)
Buy	CNY	366	08/2010	BCLY	0	(1)	(1)
Buy		466	08/2010	DUB	0	(1)	(1)
Buy		14,807	08/2010	HSBC	0	(36)	(36)
Buy		29,810	08/2010	JPM	0	(44)	(44)
Buy		9,517	08/2010	MSC	0	(19)	(19)
Buy		736	11/2010	BCLY	0	(2)	(2)
Buy		1,194	11/2010	CITI	0	(4)	(4)
Buy		3,081	11/2010	DUB	0	(10)	(10)
Buy		1,218	11/2010	MSC	0	(4)	(4)
Sell	EUR	12,826	07/2010	BCLY	1,483	0	1,483
Buy		473	07/2010	CITI	0	(3)	(3)
Buy		356	07/2010	RBS	0	0	0
Sell		2,805	07/2010	RBS	16	0	16

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	146	08/2010	CITI	$0	$(2)	$(2)
Sell	GBP	3,315	09/2010	BOA	0	(40)	(40)
Buy	IDR	915,300	10/2010	BOA	10	0	10
Buy		6,768,710	10/2010	CITI	65	0	65
Buy		915,300	10/2010	RBS	10	0	10
Buy		1,986,660	10/2010	UBS	16	0	16
Buy		1,465,950	11/2010	BCLY	8	0	8
Buy		1,459,500	11/2010	CITI	7	0	7
Buy		657,825	11/2010	DUB	2	0	2
Buy		1,328,050	11/2010	HSBC	5	0	5
Sell	JPY	689,062	07/2010	BOA	0	(268)	(268)
Buy	KRW	222,595	07/2010	BCLY	0	(4)	(4)
Buy		117,980	07/2010	CITI	0	(2)	(2)
Buy		203,953	07/2010	DUB	0	(5)	(5)
Sell		445,342	07/2010	HSBC	0	(4)	(4)
Buy		169,420	07/2010	MSC	0	(5)	(5)
Sell		322,335	07/2010	MSC	0	(4)	(4)
Buy		53,730	07/2010	RBS	0	0	0
Buy		907,988	08/2010	BCLY	0	(20)	(20)
Buy		405,526	08/2010	MSC	0	(13)	(13)
Buy		417,828	11/2010	BCLY	0	(15)	(15)
Sell		119,595	11/2010	BCLY	1	0	1
Buy		47,262	11/2010	BOA	0	(2)	(2)
Buy		751,179	11/2010	CITI	0	(33)	(33)
Sell		1,736,580	11/2010	CITI	2	(11)	(9)
Buy		127,886	11/2010	DUB	0	(6)	(6)
Buy		70,380	11/2010	GSC	0	(3)	(3)
Buy		978,322	11/2010	JPM	0	(60)	(60)
Sell		655,175	11/2010	JPM	0	(5)	(5)
Buy		373,001	11/2010	MSC	0	(22)	(22)
Sell		53,730	11/2010	RBS	0	0	0
Buy	MXN	16,329	09/2010	HSBC	0	(15)	(15)
Buy	MYR	1,844	10/2010	BCLY	24	0	24
Buy		206	10/2010	BOA	3	0	3
Buy		1,794	10/2010	CITI	18	0	18
Buy		940	10/2010	DUB	2	0	2
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	251	09/2010	BCLY	0	0	0
Buy		187	09/2010	CITI	1	0	1
Sell		598	09/2010	DUB	0	0	0
Buy		161	09/2010	GSC	1	0	1
Buy	TWD	9,350	10/2010	BCLY	0	(9)	(9)
Buy		1,209	10/2010	CITI	0	(1)	(1)
Buy		7,593	10/2010	DUB	0	(7)	(7)
Buy		2,845	01/2011	DUB	0	(2)	(2)
Buy		1,742	01/2011	JPM	0	0	0
Buy		2,681	01/2011	MSC	0	(1)	(1)
Buy		1,452	01/2011	UBS	0	0	0

					$1,677	$(742)	$935

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$1,914	$0	$1,914
Corporate Bonds & Notes	0	303,023	0	303,023
Convertible Bonds & Notes	0	7,058	0	7,058
Municipal Bonds & Notes	0	9,118	0	9,118
U.S. Government Agencies	0	169,892	7	169,899
U.S. Treasury Obligations	0	344,906	0	344,906
Mortgage-Backed Securities	0	82,166	0	82,166
Asset-Backed Securities	4,400	12,913	13,474	30,787
Sovereign Issues	0	4,131	0	4,131
Convertible Preferred Securities	8,194	27	0	8,221
Preferred Stocks	0	0	3,270	3,270
Short-Term Instruments	379,971	147,661	0	527,632

Investments, at value	$392,565	$1,082,809	$16,751	$1,492,125
Short Sales, at value	$0	$(6,508)	$0	$(6,508)
Financial Derivative Instruments (3)	$1,343	$2,510	$(220)	$3,633

Totals	$393,908	$1,078,811	$16,531	$1,489,250

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Low Duration Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$5,891	$0	$0	$0	$147	$0	$(6,038)	$0	$0
U.S. Government Agencies	7	0	0	0	0	0	0	7	0
Asset-Backed Securities	8,754	4,403	17	13	287	0	0	13,474	280
Preferred Stocks	3,727	0	0	0	(457)	0	0	3,270	(457)

Investments, at value	$18,379	$4,403	$17	$13	$(23)	$0	$(6,038)	$16,751	$(177)
Financial Derivative Instruments (3)	$0	$(126)	$0	$0	$(94)	$0	$0	$(220)	$(94)

Totals	$18,379	$4,277	$17	$13	$(117)	$0	$(6,038)	$16,531	$(271)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on foreign currency contracts	0	1,677	0	0	0	1,677
Unrealized appreciation on swap agreements	3,996	0	1,337	0	0	5,333

	$3,997	$1,677	$1,337	$0	$0	$7,011

Liabilities:
Written options outstanding	$2,699	$263	$220	$0	$0	$3,182
Variation margin payable (2)	43	0	0	0	0	43
Unrealized depreciation on foreign currency contracts	0	742	0	0	0	742
Unrealized depreciation on swap agreements	21	0	775	0	0	796

	$2,763	$1,005	$995	$0	$0	$4,763

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$6,416	$116	$1,196	$0	$0	$7,728
Net realized gain on foreign currency transactions	0	1,813	0	0	0	1,813

	$6,416	$1,929	$1,196	$0	$0	$9,541

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(33)	$(157)	$(533)	$0	$0	$(723)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	736	0	0	0	736

	$(33)	$579	$(533)	$0	$0	$13

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,343 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

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Notes to Financial Statements  (Cont.)

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(g) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as

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collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements

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Notes to Financial Statements  (Cont.)

outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International

Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$13,720	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 283,220	$ 260,080	$ 163,400	$ 30	$ 379,971	$ 480	$ (24)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,240,887	$1,056,410	$185,975	$38,911

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	303	$3,116	3,275	$30,947
Administrative Class	31,722	325,087	46,012	468,845
Advisor Class	10,043	102,933	18,065	185,671
Issued as reinvestment of distributions
Institutional Class	42	434	438	4,437
Administrative Class	673	6,917	6,172	62,293
Advisor Class	149	1,528	979	9,970
Cost of shares redeemed
Institutional Class	(942)	(9,668)	(537)	(5,241)
Administrative Class	(17,410)	(178,108)	(82,215)	(788,755)
Advisor Class	(1,908)	(19,611)	(803)	(8,238)
Net increase (decrease) resulting from Portfolio share transactions	22,672	$232,628	(8,614)	$(40,071)

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	5	73
Advisor Class	3	90

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 19,339	$ (25,161)	$ (5,822)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	FSB	Federal Savings Bank

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS51 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Return Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Short-Term Instruments	35.4%
U.S. Treasury Obligations	23.1%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	11.4%
Mortgage-Backed Securities	5.5%
Other	4.3%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010

	6 Months*	1 Year	Portfolio Inception (03/31/06)
PIMCO Low Duration Portfolio Advisor Class	2.75%	8.98%	6.15%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	1.87%	2.69%	4.72%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,027.49	$1,021.08
Expenses Paid During Period†	$3.77	$3.76

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration (or sensitivity to changes in market interest rates) benefited performance as interest rates fell during the reporting period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasury securities during the reporting period.

»	Allocations to investment-grade corporate securities, in particular financials, detracted from returns as the sector underperformed for the reporting period.

»	Within the high-yield sector, a focus on financial companies added to returns as high-yield financials outpaced like-duration U.S. Treasury securities during the reporting period.

»	Exposure to local rates in Brazil added to returns as rates declined in Brazil for the reporting period.

»	Exposure to core European duration added to returns as yields in this region declined during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$10.11	$9.68	$10.30	$10.06	$10.01
Net investment income (a)	0.05	0.22	0.40	0.47	0.35
Net realized/unrealized gain (loss) on investments	0.23	1.03	(0.46)	0.25	0.02
Total income (loss) from investment operations	0.28	1.25	(0.06)	0.72	0.37
Dividends from net investment income	(0.07)	(0.35)	(0.40)	(0.48)	(0.32)
Distributions from net realized capital gains	0.00	(0.47)	(0.16)	0.00	0.00
Total distributions	(0.07)	(0.82)	(0.56)	(0.48)	(0.32)
Net asset value end of year or period	$10.32	$10.11	$9.68	$10.30	$10.06
Total return	2.75%	13.21%	(0.52)%	7.33%	3.75%
Net assets end of year or period (000s)	$276,077	$186,668	$2,154	$308	$188
Ratio of expenses to average net assets	0.75%*	0.75%	0.84%	0.65%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.65%	0.75%*
Ratio of net investment income to average net assets	1.04%*	2.08%	4.06%	4.69%	4.59%*
Portfolio turnover rate	139%	662%	293%	72%	200%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$1,043,201
Investments in Affiliates, at value	379,971
Repurchase agreements, at value	68,953
Cash	7
Foreign currency, at value	1,011
Receivable for investments sold	30,047
Receivable for Portfolio shares sold	3,246
Interest and dividends receivable	4,500
Dividends receivable from Affiliates	111
Variation margin receivable	1
Swap premiums paid	2,151
Unrealized appreciation on foreign currency contracts	1,677
Unrealized appreciation on swap agreements	5,333
1,540,209

Liabilities:
Payable for investments purchased	$125,678
Payable for investments in Affiliates purchased	111
Payable for Portfolio shares redeemed	1,541
Payable for short sales	6,508
Written options outstanding	3,182
Deposits from counterparty	6,981
Accrued related party fees	735
Variation margin payable	43
Swap premiums received	113
Unrealized depreciation on foreign currency contracts	742
Unrealized depreciation on swap agreements	796
146,430

Net Assets	$1,393,779

Net Assets Consist of:
Paid in capital	$1,434,133
Undistributed net investment income	3,930
Accumulated undistributed net realized (loss)	(44,196)
Net unrealized (depreciation)	(88)
$1,393,779

Net Assets:
Institutional Class	$54,143
Administrative Class	1,063,559
Advisor Class	276,077

Shares Issued and Outstanding:
Institutional Class	5,245
Administrative Class	103,042
Advisor Class	26,748

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.32
Administrative Class	10.32
Advisor Class	10.32

Cost of Investments Owned	$1,049,053
Cost of Investments in Affiliates Owned	$379,941
Cost of Repurchase Agreements Owned	$68,953
Cost of Foreign Currency Held	$1,023
Proceeds Received on Short Sales	$6,522
Premiums Received on Written Options	$2,099

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$10,368
Dividends	341
Dividends from Affiliate investments	480
Total Income	11,189

Expenses:
Investment advisory fees	1,545
Supervisory and administrative fees	1,545
Servicing fees – Administrative Class	717
Distribution and/or servicing fees – Advisor Class	283
Trustees’ fees	11
Interest expense	8
Total Expenses	4,109

Net Investment Income	7,080

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,804
Net realized (loss) on Affiliate investments	(24)
Net realized gain on futures contracts, written options and swaps	7,728
Net realized gain on foreign currency transactions	1,454
Net change in unrealized appreciation on investments	13,919
Net change in unrealized appreciation on Affiliate investments	94
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(723)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	732
Net Gain	26,984

Net Increase in Net Assets Resulting from Operations	$34,064

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,080	$24,686
Net realized gain (loss)	12,986	(36,002)
Net realized gain (loss) on Affiliate investments	(24)	25
Net change in unrealized appreciation	13,928	94,545
Net change in unrealized appreciation (depreciation) on Affiliate investments	94	(64)
Net increase resulting from operations	34,064	83,190

Distributions to Shareholders:
From net investment income
Institutional Class	(434)	(1,792)
Administrative Class	(6,917)	(25,150)
Advisor Class	(1,528)	(1,905)
From net realized capital gains
Institutional Class	0	(2,645)
Administrative Class	0	(38,772)
Advisor Class	0	(8,065)

Total Distributions	(8,879)	(78,329)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,116	30,947
Administrative Class	325,087	468,845
Advisor Class	102,933	185,671
Issued as reinvestment of distributions
Institutional Class	434	4,437
Administrative Class	6,917	62,293
Advisor Class	1,528	9,970
Cost of shares redeemed
Institutional Class	(9,668)	(5,241)
Administrative Class	(178,108)	(788,755)
Advisor Class	(19,611)	(8,238)
Net increase (decrease) resulting from Portfolio share transactions	232,628	(40,071)

Total Increase (Decrease) in Net Assets	257,813	(35,210)

Net Assets:
Beginning of period	1,135,966	1,171,176
End of period*	$1,393,779	$1,135,966

*Including undistributed net investment income of:	$3,930	$5,729

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Low Duration Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
2.537% due 12/20/2012	$1,000	$969

HCA, Inc.
2.540% due 11/17/2013	1,000	945

Total Bank Loan Obligations (Cost $1,924)		1,914

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 19.6%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	2,400	2,418

Ally Financial, Inc.
2.200% due 12/19/2012	3,600	3,702
5.375% due 06/06/2011	8,300	8,321
6.000% due 12/15/2011	300	299
6.000% due 05/23/2012	500	494
6.875% due 08/28/2012	900	899

American Express Bank FSB
3.150% due 12/09/2011	1,300	1,347

American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,980

American Express Credit Corp.
0.526% due 12/02/2010	4,100	4,100

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,638

American General Finance Corp.
4.000% due 03/15/2011	2,500	2,431
4.625% due 09/01/2010	4,000	4,000
5.625% due 08/17/2011	900	872

American International Group, Inc.
4.950% due 03/20/2012	1,600	1,604

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,109

Banco Santander Chile
1.557% due 04/20/2012	2,300	2,300
2.875% due 11/13/2012	4,500	4,471

Bank of America Corp.
0.593% due 08/13/2010	4,400	4,401
2.100% due 04/30/2012	2,200	2,254

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,292

Citibank N.A.
1.875% due 05/07/2012	2,200	2,247
1.875% due 06/04/2012	1,100	1,123

Citigroup Funding, Inc.
1.875% due 10/22/2012	1,600	1,635
2.250% due 12/10/2012	4,400	4,533

Citigroup, Inc.
2.125% due 04/30/2012	2,200	2,255
2.875% due 12/09/2011	3,900	4,023
5.500% due 04/11/2013	7,100	7,387
5.625% due 08/27/2012	2,800	2,887

Commonwealth Bank of Australia
0.714% due 07/12/2013	13,100	13,061

Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	1,999

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	400	407

Deutsche Bank Capital Funding Trust I
3.503% due 12/29/2049	14,600	9,672

Dexia Credit Local
0.808% due 04/29/2014	4,200	4,199
0.938% due 03/05/2013	9,100	9,110

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,347

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FIH Erhvervsbank A/S
0.907% due 06/13/2013		$15,700	$15,686

Ford Motor Credit Co. LLC
3.048% due 01/13/2012		600	583
7.000% due 10/01/2013		50	51
7.375% due 02/01/2011		100	102
7.500% due 08/01/2012		200	205

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	502

General Electric Capital Corp.
0.495% due 01/08/2016		$200	183
2.000% due 09/28/2012		1,900	1,947
2.125% due 12/21/2012		800	823
2.250% due 03/12/2012		2,800	2,874
2.625% due 12/28/2012		1,300	1,352
3.000% due 12/09/2011		3,900	4,031

Golden West Financial Corp.
4.750% due 10/01/2012		600	627

Goldman Sachs Group, Inc.
1.004% due 01/30/2017	EUR	7,900	8,280

ING Bank NV
3.900% due 03/19/2014		$1,100	1,180

International Lease Finance Corp.
5.400% due 02/15/2012		5,800	5,524
5.550% due 09/05/2012		8,300	7,843
6.375% due 03/25/2013		2,900	2,733
6.625% due 11/15/2013		1,805	1,683

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		1,000	200
3.011% due 12/23/2010 (a)		900	180
5.625% due 01/24/2013 (a)		1,700	353

Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,000	6,038

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		9,000	8,849

Metropolitan Life Global Funding I
0.698% due 07/13/2011		6,900	6,895

Morgan Stanley
3.250% due 12/01/2011		3,900	4,043

Nippon Life Insurance Co.
4.875% due 08/09/2010		7,555	7,573

Rabobank Nederland NV
4.200% due 05/13/2014		2,000	2,126

Royal Bank of Scotland Group PLC
0.580% due 10/14/2016		400	313
0.823% due 04/08/2011		2,300	2,297
1.450% due 10/20/2011		11,100	11,126
3.000% due 12/09/2011		1,900	1,951
6.375% due 02/01/2011		3,300	3,339
7.640% due 03/29/2049		4,500	2,599

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		5,100	4,952

SLM Corp.
0.737% due 03/15/2011		2,500	2,446
3.125% due 09/17/2012	EUR	3,200	3,511

SunTrust Bank
0.839% due 12/20/2011		1,400	1,621
6.375% due 04/01/2011		$2,400	2,476

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		4,800	5,199

UBS AG
1.584% due 02/23/2012		2,300	2,309

Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,622

Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,964

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

White Nights Finance BV for Gazprom
10.500% due 03/08/2014	$4,550	$5,288

		273,296

INDUSTRIALS 1.9%

Daimler Finance North America LLC
7.300% due 01/15/2012	7,300	7,873
7.750% due 01/18/2011	4,400	4,546

El Paso Corp.
7.000% due 05/15/2011	1,100	1,129

Gaz Capital S.A. for Gazprom
7.510% due 07/31/2013	2,500	2,682

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	200	224

Shell International Finance BV
3.100% due 06/28/2015	5,500	5,594

Wyeth
5.500% due 03/15/2013	4,000	4,428

		26,476

UTILITIES 0.2%

Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,251

Total Corporate Bonds & Notes (Cost $306,895)		303,023

CONVERTIBLE BONDS & NOTES 0.5%

National City Corp.
4.000% due 02/01/2011	800	810

Transocean, Inc.
1.500% due 12/15/2037	7,000	6,248

Total Convertible Bonds & Notes (Cost $7,307)		7,058

MUNICIPAL BONDS & NOTES 0.7%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,822

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	3,300	3,296

Total Municipal Bonds & Notes (Cost $9,100)		9,118

U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
0.407% due 12/25/2036 - 07/25/2037	2,632	2,442

0.657% due 04/25/2037	1,172	1,165
0.697% due 07/25/2037 - 03/25/2044	7,570	7,529

0.747% due 05/25/2031 - 11/25/2032	1,663	1,663

1.087% due 03/25/2040	10,692	10,721
1.125% due 07/30/2012	2,800	2,821
1.621% due 07/01/2042 - 06/01/2043	754	759

1.671% due 09/01/2041	424	428
1.750% due 05/07/2013	7,200	7,339
1.821% due 09/01/2040	3	3
2.385% due 11/01/2035	207	212
3.155% due 09/01/2035	664	691
3.387% due 07/01/2035	228	238
4.500% due 07/01/2040 - 08/01/2040	13,000	13,443

4.680% due 12/01/2036	52	54
4.914% due 09/01/2034	45	47
5.000% due 04/25/2033	48	53
5.500% due 03/01/2038	1,000	1,075

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/01/2017 - 08/01/2040	$40,224	$43,550

6.250% due 02/01/2011 (g)	11,100	11,477
6.500% due 10/01/2037 - 12/25/2042	28,561	31,289

FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	2,600	2,569

Federal Home Loan Bank
0.875% due 08/22/2012	2,400	2,404
1.125% due 05/18/2012	2,600	2,621

Federal Housing Administration
7.430% due 10/01/2020	7	7

Freddie Mac
0.387% due 12/25/2036	2,132	2,119
0.500% due 07/15/2019 - 08/15/2019	4,535	4,521

0.607% due 08/25/2031	250	233
0.650% due 05/15/2036	782	782
0.700% due 12/15/2030	201	201
0.750% due 06/15/2018	93	91
1.125% due 06/01/2011 - 07/27/2012	10,100	10,175

1.621% due 02/25/2045	530	535
2.125% due 03/23/2012	2,400	2,461
4.125% due 12/21/2012	300	324
4.259% due 07/01/2035	455	472
5.000% due 07/15/2024	59	59
5.500% due 08/15/2030 - 07/01/2040	1,001	1,073

6.000% due 09/01/2016 - 08/01/2040	1,058	1,146

6.500% due 07/25/2043	111	123

Small Business Administration
5.600% due 09/01/2028	895	984

Total U.S. Government Agencies (Cost $168,405)		169,899

U.S. TREASURY OBLIGATIONS 24.8%

U.S. Treasury Notes
0.750% due 05/31/2012	42,900	43,038
1.125% due 06/15/2013	23,700	23,806
1.375% due 03/15/2013 (g)	4,200	4,256
1.375% due 05/15/2013	120,900	122,421
1.875% due 06/30/2015	7,000	7,031
2.125% due 05/31/2015	2,200	2,239
2.250% due 01/31/2015	100	102
2.375% due 02/28/2015	1,400	1,443
2.500% due 04/30/2015	2,600	2,694
3.125% due 04/30/2017	131,100	137,143
3.500% due 05/15/2020	700	733

Total U.S. Treasury Obligations (Cost $336,988)		344,906

MORTGAGE-BACKED SECURITIES 5.9%

Adjustable Rate Mortgage Trust
2.856% due 09/25/2035	1,390	1,010

American Home Mortgage Investment Trust
2.514% due 10/25/2034	779	666
2.527% due 02/25/2045	305	275

Banc of America Funding Corp.
5.978% due 01/20/2047	1,165	834

Banc of America Mortgage Securities, Inc.
2.909% due 07/25/2034	796	758
2.956% due 05/25/2033	1,001	962
6.500% due 10/25/2031	31	31

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	4,459	4,216
2.934% due 03/25/2035	4,966	4,586
2.960% due 04/25/2033	11	11
2.984% due 07/25/2034	777	694
3.398% due 02/25/2033	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.490% due 08/25/2035	$695	$497
3.552% due 01/25/2034	51	50
4.999% due 01/25/2035	586	592
5.441% due 04/25/2033	25	25

Bear Stearns Alt-A Trust
0.507% due 02/25/2034	817	612

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	400	393
5.471% due 01/12/2045	1,200	1,244

Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	235	233

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	1,609	1,017
5.563% due 12/26/2046	912	603

Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	396	350
3.938% due 08/25/2035	1,862	727

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	3,520

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	908	476
6.000% due 10/25/2033	39	39

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	2,255	2,075
3.506% due 11/25/2034	1,327	1,134
5.250% due 02/20/2036	813	518

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	2	2
2.673% due 07/25/2033	8,527	7,675

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	400	417

First Horizon Alternative Mortgage Securities
2.331% due 09/25/2034	2,337	2,024

First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	721	690

GMAC Mortgage Corp. Loan Trust
3.640% due 11/19/2035	413	356

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	403	366
0.427% due 01/25/2047	512	479

Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	1,172	979

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	208
5.444% due 03/10/2039	1,900	1,908

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	1,815	1,758

GSR Mortgage Loan Trust
2.943% due 09/25/2035	1,964	1,847

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	201	119
2.964% due 07/19/2035	1,105	870

Impac CMB Trust
1.347% due 07/25/2033	355	318

Indymac Index Mortgage Loan Trust
2.785% due 12/25/2034	565	415

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	588
5.882% due 02/15/2051	1,300	1,307

JPMorgan Mortgage Trust
5.017% due 02/25/2035	630	632
5.750% due 01/25/2036	106	93

MASTR Asset Securitization Trust
5.500% due 09/25/2033	41	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.817% due 06/15/2030	$309	$268
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	2,590

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	589	448

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	467	404
1.249% due 10/25/2035	279	233
1.730% due 01/25/2029	46	44
4.250% due 10/25/2035	1,353	1,200

Morgan Stanley Capital I
0.410% due 10/15/2020	1,640	1,487
5.809% due 12/12/2049	300	311

Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	700	735

Prime Mortgage Trust
0.747% due 02/25/2019	6	6
0.747% due 02/25/2034	32	29

Residential Funding Mortgage Securities I
5.066% due 09/25/2035	1,625	1,167

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	111	112

Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	463	243
2.711% due 01/25/2035	1,644	1,308
2.744% due 02/25/2034	625	586
2.771% due 08/25/2034	846	814
4.540% due 08/25/2035	486	388

Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	911	903
0.598% due 07/19/2035	1,223	1,103
0.627% due 02/25/2036	287	159
1.008% due 09/19/2032	9	8

Structured Asset Securities Corp.
3.051% due 10/25/2035	583	459

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	677	652
0.467% due 10/25/2046	2,181	2,129

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	2,173	1,841
0.440% due 09/15/2021	2,696	2,450

WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	248	191
0.637% due 10/25/2045	1,419	1,106
1.151% due 01/25/2047	588	354
1.621% due 11/25/2042	109	94
1.706% due 05/25/2041	67	63
1.821% due 06/25/2042	62	50
1.821% due 08/25/2042	265	233
3.109% due 02/27/2034	49	48
3.359% due 09/25/2046	808	572

Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	940	835
4.886% due 01/25/2035	1,442	1,404
4.929% due 09/25/2035	2,945	2,878
4.988% due 12/25/2034	1,002	1,018

Total Mortgage-Backed Securities (Cost $90,947)		82,166

ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
0.407% due 10/25/2036	205	129

Amortizing Residential Collateral Trust
0.927% due 07/25/2032	13	11

Asset-Backed Funding Certificates
0.407% due 01/25/2037	134	131

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034	$286	$245
2.000% due 03/15/2032	217	161

Atrium CDO Corp.
0.751% due 06/27/2015	5,984	5,578

Bear Stearns Asset-Backed Securities Trust
1.347% due 10/25/2037	3,670	2,844

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	848	834
0.397% due 06/25/2047	1,204	1,162
0.417% due 06/25/2047	259	248
0.427% due 06/25/2037	145	141
0.457% due 10/25/2046	92	90
0.607% due 05/25/2036	2,737	2,170
0.827% due 12/25/2031	46	22

Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	9	7

Equity One ABS, Inc.
0.907% due 11/25/2032	15	12

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	286	279

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	878	879

GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	19	7

HSBC Home Equity Loan Trust
0.638% due 01/20/2034	1,738	1,583
0.698% due 09/20/2033	158	143

Landmark CDO Ltd.
0.773% due 01/15/2016	3,293	3,191

Lehman XS Trust
0.427% due 11/25/2046	110	109

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	34	29

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	69	69

Nationstar Home Equity Loan Trust
0.467% due 04/25/2037	1,490	1,422

Navigator CDO Ltd.
1.286% due 11/15/2015	4,800	4,704

SLM Student Loan Trust
1.846% due 12/15/2017 (b)	4,400	4,400

Structured Asset Securities Corp.
0.397% due 10/25/2036	180	177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		$10	$10

Total Asset-Backed Securities (Cost $33,026)			30,787

SOVEREIGN ISSUES 0.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	4,500	2,253

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		$1,000	1,005
2.125% due 05/20/2012	EUR	700	873

Total Sovereign Issues (Cost $4,107)			4,131

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

Bank of America Corp.
7.250% due 12/31/2049		1,339	1,216

Motors Liquidation Co.
5.250% due 03/06/2032		4,000	27

Wells Fargo & Co.
7.500% due 12/31/2049		7,463	6,978

Total Convertible Preferred Securities (Cost $7,136)			8,221

PREFERRED STOCKS 0.2%

DG Funding Trust
1.199% due 12/31/2049		420	3,270

Total Preferred Stocks (Cost $4,462)			3,270

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 37.9%

CERTIFICATES OF DEPOSIT 0.5%

Intesa Sanpaolo
2.375% due 12/21/2012		$7,200	7,143

COMMERCIAL PAPER 3.9%

Fannie Mae
0.280% due 08/03/2010		2,000	2,000

Federal Home Loan Bank
0.198% due 08/06/2010		35,000	34,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.230% due 08/03/2010	$4,000	$3,999
0.250% due 10/13/2010	13,700	13,694

		54,686

REPURCHASE AGREEMENTS 5.0%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	2,000	2,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $2,048. Repurchase proceeds are $2,000.)

Morgan Stanley
0.010% due 07/01/2010	63,300	63,300
(Dated 06/30/2010. Collateralized by Fannie Mae 0.675% due 12/30/2011 valued at $65,072. Repurchase proceeds are $63,300.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	3,653	3,653
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,726. Repurchase proceeds are $3,653.)

		68,953

U.S. TREASURY BILLS 1.2%
0.103% due 07/01/2010 - 08/26/2010 (c)(e)(g)	16,609	16,609

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.030% due 07/15/2010 (e)	270	270

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 27.3%
	37,943,989	379,971

Total Short-Term Instruments (Cost $527,650)		527,632

Total Investments 107.1% (Cost $1,497,947)		$1,492,125

Written Options (i) (0.2%) (Premiums $2,099)		(3,182)

Other Assets and Liabilities (Net) (6.9%)		(95,164)

Net Assets 100.0%		$1,393,779

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $2,190 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $66,384 at a weighted average interest rate of 0.067%. On June 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,943 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	145	$288
90-Day Eurodollar September Futures	Long	09/2010	297	52
U.S. Treasury 2-Year Note September Futures	Long	09/2010	1,087	1,003

				$1,343

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$1,000	$(14)	$0	$(14)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	8,400	(10)	0	(10)
American International Group, Inc.	GSC	1.380%	06/20/2013	3.223%	2,700	(135)	0	(135)
American International Group, Inc.	RBS	1.360%	06/20/2013	3.223%	2,700	(137)	0	(137)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	1,800	4	7	(3)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	2,300	4	9	(5)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	1,400	3	6	(3)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	3,500	(5)	(23)	18
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	100	0	0	0
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	700	(1)	(4)	3
Citigroup, Inc.	JPM	1.000%	03/20/2011	1.235%	1,600	(2)	(10)	8
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	4.142%	600	20	0	20
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	4.142%	8,300	468	0	468
Gaz Capital S.A.	BCLY	1.600%	12/20/2012	2.576%	3,800	(87)	0	(87)
Gaz Capital S.A.	MSC	0.860%	11/20/2011	2.216%	2,600	(46)	0	(46)
Gaz Capital S.A.	MSC	2.480%	02/20/2013	2.610%	1,300	7	0	7
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	400	(1)	(5)	4
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.721%	900	(6)	0	(6)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.972%	700	(13)	0	(13)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	2,200	144	0	144
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	1,600	122	0	122
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.761%	4,300	(39)	0	(39)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	600	(2)	0	(2)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.030%	2,400	175	0	175
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.030%	1,900	181	0	181
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.108%	100	(5)	(6)	1
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	300	(1)	0	(1)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	1.014%	1,650	0	1	(1)
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	1.014%	550	0	0	0
Indonesia Government International Bond	MSC	1.000%	06/20/2011	1.014%	1,650	0	4	(4)
Indonesia Government International Bond	RBS	1.000%	06/20/2011	1.014%	1,650	0	3	(3)
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%	4,400	24	42	(18)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.929%	2,400	9	37	(28)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	5,900	33	39	(6)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	1	1	0
Japan Government International Bond	GSC	1.000%	03/20/2015	0.884%	4,200	23	40	(17)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	2,100	5	5	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%	1,900	4	5	(1)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	1,400	3	4	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	1,400	3	4	(1)
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	4,400	1	5	(4)
Russia Government International Bond	UBS	1.000%	12/20/2010	1.003%	1,700	0	0	0
SLM Corp.	BNP	5.050%	03/20/2013	5.488%	1,500	(14)	0	(14)
South Korea Government Bond	CITI	0.520%	12/20/2010	0.754%	1,000	(1)	0	(1)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%	1,000	(1)	0	(1)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	3.690%	300	(7)	0	(7)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	3.690%	700	(16)	0	(16)
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.719%	1,400	18	8	10
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.719%	1,200	16	8	8
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	3	2	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%	2,600	34	15	19
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	4,500	58	23	35

						$823	$227	$596

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$1,900	$176	$190	$(14)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	1,000	93	100	(7)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	1,000	104	125	(21)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	100	10	11	(1)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	42	50	(8)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	5,300	552	584	(32)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,059	(11)	0	(11)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	110	0	110
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	3	0	3

					$1,026	$1,060	$(34)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$50	$0	$50
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	3	4	(1)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	8	9	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	18	20	(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	62	34	28
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	(1)	0	(1)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	(4)	(5)	1
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	2	2	0
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	5	4	1
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,920	(55)	2,975
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	0	(2)	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	11	1	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	5	1	4
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		12,200	11	22	(11)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	5	4	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	(2)	0	(2)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	4	3	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	11	8	3
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	72	11	61
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	38	28	10
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	127	23	104
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	3	0	3
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	11	0	11
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	6	3	3
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	5	3	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		600	6	4	2
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	69	0	69
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	6	4	2
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		$300	28	16	12
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		700	66	46	20
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		700	22	9	13
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		200	6	2	4
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		300	9	3	6
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		700	67	28	39
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		500	48	22	26
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		2,000	190	94	96
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		1,900	180	98	82
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		5,200	366	307	59
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	16,900	294	0	294

							$4,726	$751	$3,975

(i)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$4,000	$28	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,200	88	469
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,200	113	2
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,400	42	150
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,400	64	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	10,600	59	248
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	10,600	38	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,000	63	0

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$30,100	$75	$704
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	8,300	56	334
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	8,300	49	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	30,100	180	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	11,800	28	304
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	11,800	104	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,800	119	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	12,100	92	486
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	12,100	63	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	72,000	552	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	55	0

							$1,868	$2,699

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010	EUR	15,100	$50	$7
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010		15,100	75	213

							$125	$220

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$11,700	$106	$263

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	265	$168,100	EUR	2,000	$1,674
Sales	266	376,100		30,200	2,248
Closing Buys	(531)	(207,300)		(2,000)	(1,707)
Expirations	0	(24,400)		0	(116)
Exercised	0	0		0	0

Balance at 06/30/2010	0	$312,500	EUR	30,200	$2,099

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$6,000	$6,522	$6,508

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,432	07/2010	JPM	$0	$(41)	$(41)
Buy	BRL	2,545	08/2010	GSC	3	0	3
Buy	CAD	275	07/2010	UBS	0	(15)	(15)
Buy	CNY	366	08/2010	BCLY	0	(1)	(1)
Buy		466	08/2010	DUB	0	(1)	(1)
Buy		14,807	08/2010	HSBC	0	(36)	(36)
Buy		29,810	08/2010	JPM	0	(44)	(44)
Buy		9,517	08/2010	MSC	0	(19)	(19)
Buy		736	11/2010	BCLY	0	(2)	(2)
Buy		1,194	11/2010	CITI	0	(4)	(4)
Buy		3,081	11/2010	DUB	0	(10)	(10)
Buy		1,218	11/2010	MSC	0	(4)	(4)
Sell	EUR	12,826	07/2010	BCLY	1,483	0	1,483
Buy		473	07/2010	CITI	0	(3)	(3)
Buy		356	07/2010	RBS	0	0	0
Sell		2,805	07/2010	RBS	16	0	16

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	146	08/2010	CITI	$0	$(2)	$(2)
Sell	GBP	3,315	09/2010	BOA	0	(40)	(40)
Buy	IDR	915,300	10/2010	BOA	10	0	10
Buy		6,768,710	10/2010	CITI	65	0	65
Buy		915,300	10/2010	RBS	10	0	10
Buy		1,986,660	10/2010	UBS	16	0	16
Buy		1,465,950	11/2010	BCLY	8	0	8
Buy		1,459,500	11/2010	CITI	7	0	7
Buy		657,825	11/2010	DUB	2	0	2
Buy		1,328,050	11/2010	HSBC	5	0	5
Sell	JPY	689,062	07/2010	BOA	0	(268)	(268)
Buy	KRW	222,595	07/2010	BCLY	0	(4)	(4)
Buy		117,980	07/2010	CITI	0	(2)	(2)
Buy		203,953	07/2010	DUB	0	(5)	(5)
Sell		445,342	07/2010	HSBC	0	(4)	(4)
Buy		169,420	07/2010	MSC	0	(5)	(5)
Sell		322,335	07/2010	MSC	0	(4)	(4)
Buy		53,730	07/2010	RBS	0	0	0
Buy		907,988	08/2010	BCLY	0	(20)	(20)
Buy		405,526	08/2010	MSC	0	(13)	(13)
Buy		417,828	11/2010	BCLY	0	(15)	(15)
Sell		119,595	11/2010	BCLY	1	0	1
Buy		47,262	11/2010	BOA	0	(2)	(2)
Buy		751,179	11/2010	CITI	0	(33)	(33)
Sell		1,736,580	11/2010	CITI	2	(11)	(9)
Buy		127,886	11/2010	DUB	0	(6)	(6)
Buy		70,380	11/2010	GSC	0	(3)	(3)
Buy		978,322	11/2010	JPM	0	(60)	(60)
Sell		655,175	11/2010	JPM	0	(5)	(5)
Buy		373,001	11/2010	MSC	0	(22)	(22)
Sell		53,730	11/2010	RBS	0	0	0
Buy	MXN	16,329	09/2010	HSBC	0	(15)	(15)
Buy	MYR	1,844	10/2010	BCLY	24	0	24
Buy		206	10/2010	BOA	3	0	3
Buy		1,794	10/2010	CITI	18	0	18
Buy		940	10/2010	DUB	2	0	2
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	251	09/2010	BCLY	0	0	0
Buy		187	09/2010	CITI	1	0	1
Sell		598	09/2010	DUB	0	0	0
Buy		161	09/2010	GSC	1	0	1
Buy	TWD	9,350	10/2010	BCLY	0	(9)	(9)
Buy		1,209	10/2010	CITI	0	(1)	(1)
Buy		7,593	10/2010	DUB	0	(7)	(7)
Buy		2,845	01/2011	DUB	0	(2)	(2)
Buy		1,742	01/2011	JPM	0	0	0
Buy		2,681	01/2011	MSC	0	(1)	(1)
Buy		1,452	01/2011	UBS	0	0	0

					$1,677	$(742)	$935

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$1,914	$0	$1,914
Corporate Bonds & Notes	0	303,023	0	303,023
Convertible Bonds & Notes	0	7,058	0	7,058
Municipal Bonds & Notes	0	9,118	0	9,118
U.S. Government Agencies	0	169,892	7	169,899
U.S. Treasury Obligations	0	344,906	0	344,906
Mortgage-Backed Securities	0	82,166	0	82,166
Asset-Backed Securities	4,400	12,913	13,474	30,787
Sovereign Issues	0	4,131	0	4,131
Convertible Preferred Securities	8,194	27	0	8,221
Preferred Stocks	0	0	3,270	3,270
Short-Term Instruments	379,971	147,661	0	527,632

Investments, at value	$392,565	$1,082,809	$16,751	$1,492,125
Short Sales, at value	$0	$(6,508)	$0	$(6,508)
Financial Derivative Instruments (3)	$1,343	$2,510	$(220)	$3,633

Totals	$393,908	$1,078,811	$16,531	$1,489,250

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Low Duration Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$5,891	$0	$0	$0	$147	$0	$(6,038)	$0	$0
U.S. Government Agencies	7	0	0	0	0	0	0	7	0
Asset-Backed Securities	8,754	4,403	17	13	287	0	0	13,474	280
Preferred Stocks	3,727	0	0	0	(457)	0	0	3,270	(457)

Investments, at value	$18,379	$4,403	$17	$13	$(23)	$0	$(6,038)	$16,751	$(177)
Financial Derivative Instruments (3)	$0	$(126)	$0	$0	$(94)	$0	$0	$(220)	$(94)

Totals	$18,379	$4,277	$17	$13	$(117)	$0	$(6,038)	$16,531	$(271)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on foreign currency contracts	0	1,677	0	0	0	1,677
Unrealized appreciation on swap agreements	3,996	0	1,337	0	0	5,333

	$3,997	$1,677	$1,337	$0	$0	$7,011

Liabilities:
Written options outstanding	$2,699	$263	$220	$0	$0	$3,182
Variation margin payable (2)	43	0	0	0	0	43
Unrealized depreciation on foreign currency contracts	0	742	0	0	0	742
Unrealized depreciation on swap agreements	21	0	775	0	0	796

	$2,763	$1,005	$995	$0	$0	$4,763

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$6,416	$116	$1,196	$0	$0	$7,728
Net realized gain on foreign currency transactions	0	1,813	0	0	0	1,813

	$6,416	$1,929	$1,196	$0	$0	$9,541

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(33)	$(157)	$(533)	$0	$0	$(723)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	736	0	0	0	736

	$(33)	$579	$(533)	$0	$0	$13

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,343 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

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Notes to Financial Statements  (Cont.)

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(g) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as

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collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements

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Notes to Financial Statements  (Cont.)

outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International

Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$13,720	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 283,220	$ 260,080	$ 163,400	$ 30	$ 379,971	$ 480	$ (24)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,240,887	$1,056,410	$185,975	$38,911

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	303	$3,116	3,275	$30,947
Administrative Class	31,722	325,087	46,012	468,845
Advisor Class	10,043	102,933	18,065	185,671
Issued as reinvestment of distributions
Institutional Class	42	434	438	4,437
Administrative Class	673	6,917	6,172	62,293
Advisor Class	149	1,528	979	9,970
Cost of shares redeemed
Institutional Class	(942)	(9,668)	(537)	(5,241)
Administrative Class	(17,410)	(178,108)	(82,215)	(788,755)
Advisor Class	(1,908)	(19,611)	(803)	(8,238)
Net increase (decrease) resulting from Portfolio share transactions	22,672	$232,628	(8,614)	$(40,071)

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	5	73
Advisor Class	3	90

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 19,339	$ (25,161)	$ (5,822)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	FSB	Federal Savings Bank

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS49 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Money Market Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Repurchase Agreements	51.9%
U.S. Treasury Bills	22.0%
Commercial Paper	15.5%
U.S. Government Agencies	8.5%
Other	2.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010

	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (09/30/99)
PIMCO Money Market Portfolio Administrative Class	0.05%	0.05%	0.02%	0.06%	2.69%	2.45%	2.66%
Citigroup 3-Month Treasury Bill Index±	—	—	0.05%	0.12%	2.63%	2.56%	2.76%
Lipper Money Market Fund Index±±	—	—	0.00%	0.04%	2.69%	2.40%	2.62%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.47% for Administrative Class shares.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted money market funds as compiled by Lipper Analytical Inc. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,000.23	$1,023.70
Expenses Paid During Period†	$1.09	$1.10

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.22% for the Administrative Class reflects net annualized expenses after application of an expense waiver of 0.25%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity was fairly stable over the reporting period, being maintained at a low level to contain interest rate risk.

»

The Portfolio moved its exposure from Agency discount notes to U.S. Treasury securities and repurchase agreements, although the Portfolio maintained an allocation to Agency debentures and commercial paper, which provided a yield advantage over U.S. Treasury Bills.

4	PIMCO Variable Insurance Trust

Financial Highlights Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+		12/31/2009	12/31/2008	12/31/2007		12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income (a)	0.00	^	0.00 ^	0.02	0.05		0.05	0.03
Dividends from net investment income	0.00	^	0.00 ^	(0.02)	(0.05)		(0.05)	(0.03)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return	0.02%		0.11%	2.24%	4.86%		4.61%	2.77%
Net assets end of year or period (000s)	$54,887		$55,381	$58,511	$167,465		$66,240	$43,434
Ratio of expenses to average net assets	0.22	%*	0.33%	0.48%	0.49	%(b)	0.50%	0.50%
Ratio of expenses to average net assets excluding waivers	0.47	%*	0.50%	0.48%	0.49	%(b)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.04	%*	0.08%	2.58%	4.76%		4.61%	2.81%

+	Unaudited
*	Annualized
^	A zero amount may reflect amounts rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$130,349
Repurchase agreements, at value	140,661
Interest receivable	118
271,128

Liabilities:
Payable for Portfolio shares redeemed	$273
Accrued related party fees	42
315

Net Assets	$270,813

Net Assets Consist of:
Paid in capital	$270,794
(Overdistributed) net investment income	(5)
Accumulated undistributed net realized gain	24
$270,813

Net Assets:
Institutional Class	$215,926
Administrative Class	54,887

Shares Issued and Outstanding:
Institutional Class	215,916
Administrative Class	54,878

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$130,349
Cost of Repurchase Agreements Owned	$140,661

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$343
Total Income	343

Expenses:
Investment advisory fees	155
Supervisory and administrative fees	259
Servicing fees – Administrative Class	39
Trustees’ fees	2
Reimbursement to Manager	6
Total Expenses	461
Waiver and/or Reimbursement by Manager	(173)
Net Expenses	288

Net Investment Income	55

Net Realized and Unrealized Gain:
Net realized gain on investments	6
Net Gain	6

Net Increase in Net Assets Resulting from Operations	$61

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$55	$269
Net realized gain	6	103
Net increase resulting from operations	61	372

Distributions to Shareholders:
From net investment income
Institutional Class	(48)	(305)
Administrative Class	(12)	(67)

Total Distributions	(60)	(372)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	12,370	28,316
Administrative Class	10,644	30,045
Issued as reinvestment of distributions
Institutional Class	48	305
Administrative Class	12	67
Cost of shares redeemed
Institutional Class	(7,240)	(35,244)
Administrative Class	(11,149)	(33,243)
Net increase (decrease) resulting from Portfolio share transactions	4,685	(9,754)

Total Increase (Decrease) in Net Assets	4,686	(9,754)

Net Assets:
Beginning of period	266,127	275,881
End of period*	$270,813	$266,127

*Including (overdistributed) net investment income of:	$(5)	$(103)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Money Market Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.1%

CERTIFICATES OF DEPOSIT 1.7%

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320% due 07/19/2010	$2,600	$2,600

BNP Paribas
0.447% due 03/22/2011	1,000	1,000

Royal Bank of Scotland Group PLC
0.948% due 07/19/2010	1,000	1,000

		4,600

COMMERCIAL PAPER 15.5%

Fannie Mae
0.280% due 08/03/2010	3,000	3,000

Federal Home Loan Bank
0.270% due 07/09/2010	5,600	5,600
0.540% due 05/24/2011	10,700	10,698
0.560% due 05/27/2011	2,200	2,199

Freddie Mac
0.230% due 08/03/2010	4,000	3,999

JPMorgan Chase & Co.
0.280% due 07/06/2010	5,400	5,400

Metropolitan Life Global Funding I
1.139% due 09/17/2010	500	500

Standard Chartered Bank
0.550% due 10/18/2010	2,600	2,596

Straight-A Funding LLC
0.390% due 08/03/2010	500	500
0.420% due 09/07/2010	7,500	7,494

		41,986

CORPORATE BONDS & NOTES 0.4%

Svenska Handelsbanken AB
0.583% due 07/01/2011	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 51.9%

Banc of America Securities LLC
0.030% due 07/01/2010	$19,000	$19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $19,558. Repurchase proceeds are $19,000.)

Barclays Capital, Inc.
0.010% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $19,388. Repurchase proceeds are $19,000.)

Citigroup Global Markets, Inc.
0.050% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $19,409. Repurchase proceeds are $19,000.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $19,474. Repurchase proceeds are $19,000.)

Deutsche Bank AG
0.020% due 07/01/2010	13,000	13,000
(Dated 06/30/2010. Collateralized by Fannie Mae 0.250% due 01/24/2011 valued at $13,265. Repurchase proceeds are $13,000.)

JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $19,385. Repurchase proceeds are $19,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.010% due 07/01/2010	$19,000	$19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $19,829. Repurchase proceeds are $19,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	661	661
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $678. Repurchase proceeds are $661.)

TD Securities (USA) LLC
0.010% due 07/01/2010	13,000	13,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $13,304. Repurchase proceeds are $13,000.)

		140,661

U.S. GOVERNMENT AGENCIES 8.6%

Freddie Mac
0.351% due 08/03/2010	18,800	18,819
6.875% due 04/01/2011	4,300	4,357

		23,176

U.S. TREASURY BILLS 22.0%
0.116% due 07/01/2010 - 02/10/2011 (a)	59,600	59,587

Total Short-Term Instruments (Cost $271,010)		271,010

Total Investments 100.1% (Cost $271,010)		$271,010

Other Assets and Liabilities (Net) (0.1%)		(197)

Net Assets 100.0%		$270,813

Notes to Schedule of Investments (amounts in thousands*):

(a)	Coupon represents a weighted average yield.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Short-Term Instruments	$0	$271,010	$0	$271,010

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

10	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing

Semiannual Report	June 30, 2010	11

Notes to Financial Statements  (Cont.)

standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees   Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any service fees applicable to a class of the Portfolio; (ii) second, to the extent necessary, the Portfolio’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2010, the recoverable amount to PIMCO was $236,234.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting

12	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	12,371	$12,370	28,316	$28,316
Administrative Class	10,644	10,644	30,045	30,045

Issued as reinvestment of distributions
Institutional Class	48	48	305	305
Administrative Class	12	12	67	67

Cost of shares redeemed
Institutional Class	(7,239)	(7,240)	(35,244)	(35,244)
Administrative Class	(11,149)	(11,149)	(33,243)	(33,243)
Net increase (decrease) resulting from Portfolio share transactions	4,687	$4,685	(9,754)	$(9,754)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	93
Administrative Class	2	98

9. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s

bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

10. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$0	$0	$0

11. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

14	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	15

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS53 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Money Market Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Repurchase Agreements	51.9%
U.S. Treasury Bills	22.0%
Commercial Paper	15.5%
U.S. Government Agencies	8.5%
Other	2.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/10/00)
PIMCO Money Market Portfolio Institutional Class	0.05%	0.05%	0.02%	0.06%	2.80%	2.58%	2.66%
Citigroup 3-Month Treasury Bill Index±	—	—	0.05%	0.12%	2.63%	2.56%	2.64%	**
Lipper Money Market Fund Index±±	—	—	0.00%	0.04%	2.69%	2.40%	2.48%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.32% for Institutional Class shares.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted money market funds as compiled by Lipper Analytical Inc. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,000.23	$1,023.70
Expenses Paid During Period†	$1.09	$1.10

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.22% for the Institutional Class reflects net annualized expenses after application of an expense waiver of 0.10%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity was fairly stable over the reporting period, being maintained at a low level to contain interest rate risk.

»

The Portfolio moved its exposure from Agency discount notes to U.S. Treasury securities and repurchase agreements, although the Portfolio maintained an allocation to Agency debentures and commercial paper, which provided a yield advantage over U.S. Treasury Bills.

4	PIMCO Variable Insurance Trust

Financial Highlights Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+		12/31/2009	12/31/2008	12/31/2007		12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income (a)	0.00	^	0.00 ^	0.02	0.05		0.05	0.03
Dividends from net investment income	0.00	^	0.00 ^	(0.02)	(0.05)		(0.05)	(0.03)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return	0.02%		0.14%	2.39%	5.01%		4.78%	2.93%
Net assets end of year or period (000s)	$215,926		$210,746	$217,370	$213,882		$207,305	$100,195
Ratio of expenses to average net assets	0.22	%*	0.31%	0.33%	0.34	%(b)	0.35%	0.35%
Ratio of expenses to average net assets excluding waivers	0.32	%*	0.35%	0.33%	0.34	%(b)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.04	%*	0.10%	2.35%	4.91%		4.77%	3.23%

+	Unaudited
*	Annualized
^	A zero amount may reflect amounts rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$130,349
Repurchase agreements, at value	140,661
Interest receivable	118
271,128

Liabilities:
Payable for Portfolio shares redeemed	$273
Accrued related party fees	42
315

Net Assets	$270,813

Net Assets Consist of:
Paid in capital	$270,794
(Overdistributed) net investment income	(5)
Accumulated undistributed net realized gain	24
$270,813

Net Assets:
Institutional Class	$215,926
Administrative Class	54,887

Shares Issued and Outstanding:
Institutional Class	215,916
Administrative Class	54,878

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$130,349
Cost of Repurchase Agreements Owned	$140,661

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$343
Total Income	343

Expenses:
Investment advisory fees	155
Supervisory and administrative fees	259
Servicing fees – Administrative Class	39
Trustees’ fees	2
Reimbursement to Manager	6
Total Expenses	461
Waiver and/or Reimbursement by Manager	(173)
Net Expenses	288

Net Investment Income	55

Net Realized and Unrealized Gain:
Net realized gain on investments	6
Net Gain	6

Net Increase in Net Assets Resulting from Operations	$61

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$55	$269
Net realized gain	6	103
Net increase resulting from operations	61	372

Distributions to Shareholders:
From net investment income
Institutional Class	(48)	(305)
Administrative Class	(12)	(67)

Total Distributions	(60)	(372)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	12,370	28,316
Administrative Class	10,644	30,045
Issued as reinvestment of distributions
Institutional Class	48	305
Administrative Class	12	67
Cost of shares redeemed
Institutional Class	(7,240)	(35,244)
Administrative Class	(11,149)	(33,243)
Net increase (decrease) resulting from Portfolio share transactions	4,685	(9,754)

Total Increase (Decrease) in Net Assets	4,686	(9,754)

Net Assets:
Beginning of period	266,127	275,881
End of period*	$270,813	$266,127

*Including (overdistributed) net investment income of:	$(5)	$(103)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Money Market Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.1%

CERTIFICATES OF DEPOSIT 1.7%

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320% due 07/19/2010	$2,600	$2,600

BNP Paribas
0.447% due 03/22/2011	1,000	1,000

Royal Bank of Scotland Group PLC
0.948% due 07/19/2010	1,000	1,000

		4,600

COMMERCIAL PAPER 15.5%

Fannie Mae
0.280% due 08/03/2010	3,000	3,000

Federal Home Loan Bank
0.270% due 07/09/2010	5,600	5,600
0.540% due 05/24/2011	10,700	10,698
0.560% due 05/27/2011	2,200	2,199

Freddie Mac
0.230% due 08/03/2010	4,000	3,999

JPMorgan Chase & Co.
0.280% due 07/06/2010	5,400	5,400

Metropolitan Life Global Funding I
1.139% due 09/17/2010	500	500

Standard Chartered Bank
0.550% due 10/18/2010	2,600	2,596

Straight-A Funding LLC
0.390% due 08/03/2010	500	500
0.420% due 09/07/2010	7,500	7,494

		41,986

CORPORATE BONDS & NOTES 0.4%

Svenska Handelsbanken AB
0.583% due 07/01/2011	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 51.9%

Banc of America Securities LLC
0.030% due 07/01/2010	$19,000	$19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $19,558. Repurchase proceeds are $19,000.)

Barclays Capital, Inc.
0.010% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $19,388. Repurchase proceeds are $19,000.)

Citigroup Global Markets, Inc.
0.050% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $19,409. Repurchase proceeds are $19,000.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $19,474. Repurchase proceeds are $19,000.)

Deutsche Bank AG
0.020% due 07/01/2010	13,000	13,000
(Dated 06/30/2010. Collateralized by Fannie Mae 0.250% due 01/24/2011 valued at $13,265. Repurchase proceeds are $13,000.)

JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	19,000	19,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $19,385. Repurchase proceeds are $19,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.010% due 07/01/2010	$19,000	$19,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $19,829. Repurchase proceeds are $19,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	661	661
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $678. Repurchase proceeds are $661.)

TD Securities (USA) LLC
0.010% due 07/01/2010	13,000	13,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $13,304. Repurchase proceeds are $13,000.)

		140,661

U.S. GOVERNMENT AGENCIES 8.6%

Freddie Mac
0.351% due 08/03/2010	18,800	18,819
6.875% due 04/01/2011	4,300	4,357

		23,176

U.S. TREASURY BILLS 22.0%
0.116% due 07/01/2010 - 02/10/2011 (a)	59,600	59,587

Total Short-Term Instruments (Cost $271,010)		271,010

Total Investments 100.1% (Cost $271,010)		$271,010

Other Assets and Liabilities (Net) (0.1%)		(197)

Net Assets 100.0%		$270,813

Notes to Schedule of Investments (amounts in thousands*):

(a)	Coupon represents a weighted average yield.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Short-Term Instruments	$0	$271,010	$0	$271,010

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains

10	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization,

Semiannual Report	June 30, 2010	11

Notes to Financial Statements  (Cont.)

expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees   Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any service fees applicable to a class of the Portfolio; (ii) second, to the extent necessary, the Portfolio’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2010, the recoverable amount to PIMCO was $236,234.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair

12	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	12,371	$12,370	28,316	$28,316
Administrative Class	10,644	10,644	30,045	30,045

Issued as reinvestment of distributions
Institutional Class	48	48	305	305
Administrative Class	12	12	67	67

Cost of shares redeemed
Institutional Class	(7,239)	(7,240)	(35,244)	(35,244)
Administrative Class	(11,149)	(11,149)	(33,243)	(33,243)
Net increase (decrease) resulting from Portfolio share transactions	4,687	$4,685	(9,754)	$(9,754)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	93
Administrative Class	2	98

9. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Semiannual Report	June 30, 2010	13

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

10. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$0	$0	$0

11. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

14	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	15

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS55 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	56.4%
Corporate Bonds & Notes	18.1%
Short-Term Instruments	14.1%
Mortgage-Backed Securities	3.1%
Asset-Backed Securities	3.1%
Other	5.2%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (09/30/99)
PIMCO Real Return Portfolio Administrative Class	5.50%	13.97%	5.21%	8.02%	8.08%
Barclays Capital U.S. TIPS Index±	4.41%	9.52%	4.98%	7.45%	7.57%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.72% for Administrative Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,054.98	$1,021.57
Expenses Paid During Period†	$3.31	$3.26

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Above-index U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as the ten-year U.S. Treasury yield declined during the reporting period.

»	Above-index European nominal duration benefited performance as the ten-year European yield decreased during the reporting period.

»	Above-index Australian real duration contributed to performance as the ten-year Australian real yield declined.

»

Holdings of senior commercial and non-Agency mortgage-backed securities added to performance as yield spreads of mortgage securities over U.S. Treasury securities tightened during the reporting period.

»	A curve-steepening bias in the U.S. detracted from performance as the 30-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the reporting period.

»	Below-index U.S. real duration detracted from performance as the ten-year U.S. real yield declined during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$12.44	$11.26	$12.57	$11.93	$12.69	$12.92
Net investment income (a)	0.12	0.40	0.45	0.56	0.53	0.36
Net realized/unrealized gain (loss) on investments	0.56	1.64	(1.30)	0.67	(0.43)	(0.09)
Total income (loss) from investment operations	0.68	2.04	(0.85)	1.23	0.10	0.27
Dividends from net investment income	(0.11)	(0.38)	(0.44)	(0.56)	(0.53)	(0.36)
Distributions from net realized capital gains	0.00	(0.48)	(0.02)	(0.03)	(0.33)	(0.14)
Total distributions	(0.11)	(0.86)	(0.46)	(0.59)	(0.86)	(0.50)
Net asset value end of year or period	$13.01	$12.44	$11.26	$12.57	$11.93	$12.69
Total return	5.50%	18.36%	(7.03)%	10.63%	0.71%	2.09%
Net assets end of year or period (000s)	$2,054,263	$1,747,803	$1,187,217	$1,082,777	$1,033,666	$1,012,042
Ratio of expenses to average net assets	0.65%*	0.72%	0.71%	0.65%	0.65%	0.66%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.93%*	3.30%	3.62%	4.69%	4.22%	2.79%
Portfolio turnover rate	245%	689%	1,014%	901%	963%	1,102%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$3,069,902
Investments in Affiliates, at value	469,073
Repurchase agreements, at value	3,591
Cash	3,688
Foreign currency, at value	708
Receivable for investments sold	11,474
Receivable for investments sold on a delayed-delivery basis	5,527
Receivable for Portfolio shares sold	46,510
Interest and dividends receivable	16,502
Dividends receivable from Affiliates	53
Variation margin receivable	19
Swap premiums paid	4,241
Unrealized appreciation on foreign currency contracts	6,557
Unrealized appreciation on swap agreements	3,870
3,641,715

Liabilities:
Payable for reverse repurchase agreements	$23,322
Payable for investments purchased	8,867
Payable for investments in Affiliates purchased	53
Payable for investments purchased on a delayed-delivery basis	1,365,028
Payable for Portfolio shares redeemed	12,968
Written options outstanding	6,311
Deposits from counterparty	16,571
Accrued related party fees	1,099
Variation margin payable	4
Swap premiums received	1,110
Unrealized depreciation on foreign currency contracts	1,979
Unrealized depreciation on swap agreements	816
Other liabilities	1,053
1,439,181

Net Assets	$2,202,534

Net Assets Consist of:
Paid in capital	$2,156,863
Undistributed net investment income	20,703
Accumulated undistributed net realized (loss)	(8,760)
Net unrealized appreciation	33,728
$2,202,534

Net Assets:
Institutional Class	$85,025
Administrative Class	2,054,263
Advisor Class	63,246

Shares Issued and Outstanding:
Institutional Class	6,533
Administrative Class	157,844
Advisor Class	4,860

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.01
Administrative Class	13.01
Advisor Class	13.01

Cost of Investments Owned	$3,040,896
Cost of Investments in Affiliates Owned	$469,057
Cost of Repurchase Agreements Owned	$3,591
Cost of Foreign Currency Held	$711
Premiums Received on Written Options	$3,927

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest, net of foreign taxes*	$25,514
Dividends	30
Dividends from Affiliate investments	87
Miscellaneous income	1
Total Income	25,632

Expenses:
Investment advisory fees	2,448
Supervisory and administrative fees	2,448
Servicing fees – Administrative Class	1,371
Distribution and/or servicing fees – Advisor Class	50
Trustees’ fees	17
Interest expense	12
Total Expenses	6,346

Net Investment Income	19,286

Net Realized and Unrealized Gain:
Net realized gain on investments	48,008
Net realized gain on Affiliate investments	18
Net realized gain on futures contracts, written options and swaps	4,833
Net realized gain on foreign currency transactions	2,583
Net change in unrealized appreciation on investments	27,199
Net change in unrealized appreciation on Affiliate investments	16
Net change in unrealized appreciation on futures contracts, written options and swaps	1,417
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4,714
Net Gain	88,788

Net Increase in Net Assets Resulting from Operations	$108,074

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$19,286	$50,766
Net realized gain	55,424	155,269
Net realized gain on Affiliate investments	18	64
Net change in unrealized appreciation	33,330	45,732
Net change in unrealized appreciation on Affiliate investments	16	0
Net increase resulting from operations	108,074	251,831

Distributions to Shareholders:
From net investment income
Institutional Class	(853)	(2,731)
Administrative Class	(16,599)	(43,954)
Advisor Class	(356)	(744)
From net realized capital gains
Institutional Class	0	(3,737)
Administrative Class	0	(64,732)
Advisor Class	0	(1,128)

Total Distributions	(17,808)	(117,026)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10,834	28,540
Administrative Class	459,898	751,340
Advisor Class	38,201	18,459
Issued as reinvestment of distributions
Institutional Class	853	6,468
Administrative Class	16,599	107,533
Advisor Class	356	1,872
Cost of shares redeemed
Institutional Class	(31,441)	(9,515)
Administrative Class	(254,413)	(423,482)
Advisor Class	(8,239)	(13,305)
Net increase resulting from Portfolio share transactions	232,648	467,910

Total Increase in Net Assets	322,914	602,715

Net Assets:
Beginning of period	1,879,620	1,276,905
End of period*	$2,202,534	$1,879,620

*Including undistributed net investment income of:	$20,703	$19,225

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Real Return Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

International Lease Finance Corp.
6.750% due 03/17/2015	$1,000	$989
7.000% due 03/17/2016	5,900	5,815

Total Bank Loan Obligations (Cost $6,767)		6,804

CORPORATE BONDS & NOTES 29.1%

BANKING & FINANCE 27.0%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,500

Ally Financial, Inc.
5.375% due 06/06/2011	400	401
6.750% due 12/01/2014	1,600	1,549
6.875% due 09/15/2011	600	611

American Express Bank FSB
0.430% due 07/13/2010	1,000	1,000
0.477% due 05/29/2012	1,480	1,459

American Express Centurion Bank
0.500% due 06/12/2012	2,100	2,069

American Express Credit Corp.
0.467% due 02/24/2012	2,700	2,671
0.496% due 10/04/2010	5,700	5,700
5.875% due 05/02/2013	300	329

American International Group, Inc.
5.850% due 01/16/2018	1,300	1,168
8.175% due 05/15/2068	4,900	3,908
8.250% due 08/15/2018	1,600	1,628

ANZ National International Ltd.
0.900% due 08/19/2014	4,000	4,035
6.200% due 07/19/2013	3,200	3,549

Bank of America Corp.
0.536% due 08/15/2011	300	296

Bank of Montreal
2.850% due 06/09/2015	7,900	8,042

Bank of Scotland PLC
4.880% due 04/15/2011	2,400	2,478

Barclays Bank PLC
6.050% due 12/04/2017	2,300	2,326
7.434% due 09/29/2049	700	630

Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,800	1,976

Citigroup, Inc.
0.535% due 05/18/2011	1,300	1,290
0.662% due 03/16/2012	3,000	2,930
5.250% due 02/27/2012	3,200	3,316
5.300% due 10/17/2012	1,000	1,037
6.500% due 01/18/2011	10,800	11,063

Commonwealth Bank of Australia
0.714% due 07/12/2013	26,600	26,521
0.819% due 09/17/2014	4,900	4,886
1.038% due 06/25/2014	7,100	7,140

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	1,200	1,222

Dexia Credit Local
0.808% due 04/29/2014	27,000	26,996
1.188% due 09/23/2011	2,500	2,504

Ford Motor Credit Co. LLC
3.048% due 01/13/2012	1,400	1,361
7.250% due 10/25/2011	3,200	3,289
7.800% due 06/01/2012	100	103

Foundation Re II Ltd.
7.195% due 11/26/2010	800	765

General Electric Capital Corp.
0.539% due 09/21/2012	30,900	30,986
0.539% due 12/21/2012	54,100	54,311

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
0.533% due 02/06/2012		$1,300	$1,268

Green Valley Ltd.
4.240% due 01/10/2011	EUR	500	612

HCP, Inc.
6.700% due 01/30/2018		$3,000	3,169

HSBC Finance Corp.
0.584% due 08/09/2011		7,900	7,831
0.586% due 04/24/2012		3,000	2,928
0.654% due 07/19/2012		800	779
5.700% due 06/01/2011		4,550	4,704
6.750% due 05/15/2011		1,925	2,004

ING Bank Australia Ltd.
5.610% due 06/24/2014	AUD	800	677

ING Bank NV
0.928% due 01/13/2012		$13,200	13,281
1.333% due 03/30/2012		22,400	22,484

International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,452
6.375% due 03/25/2013		1,000	942
6.625% due 11/15/2013		900	839

JPMorgan Chase & Co.
0.474% due 01/17/2011		4,200	4,203

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	490
5.316% due 04/05/2011 (a)		23	7
6.875% due 05/02/2018 (a)		$1,900	397
7.000% due 09/27/2027 (a)		100	20

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,041

Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000	9,669

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,285

Merna Reinsurance Ltd.
0.940% due 07/07/2010		4,200	4,199

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		6,900	6,784
0.768% due 06/05/2012		1,000	972
1.492% due 09/27/2012	EUR	900	1,058
6.050% due 08/15/2012		$11,900	12,661

Metropolitan Life Global Funding I
0.698% due 07/13/2011		700	699
1.664% due 09/17/2012		8,900	8,935

Morgan Stanley
0.545% due 01/09/2012		14,065	13,681
0.550% due 04/19/2012		1,000	970
0.595% due 01/09/2014		8,600	7,924
0.783% due 10/15/2015		1,700	1,519
1.029% due 03/01/2013	EUR	2,600	2,993
6.750% due 04/15/2011		$4,200	4,346

NIBC Bank NV
2.800% due 12/02/2014		16,000	16,229

Pricoa Global Funding I
0.667% due 06/26/2012		15,100	14,744

Prudential Financial, Inc.
4.260% due 06/10/2013		2,000	1,968

Racers
0.763% due 07/25/2017		1,400	1,329

Royal Bank of Scotland Group PLC
0.798% due 03/30/2012		26,200	26,026
0.904% due 01/30/2017	EUR	7,000	6,925
1.213% due 04/23/2012		$700	709
1.450% due 10/20/2011		22,200	22,251

Santander Holdings USA, Inc.
4.900% due 09/23/2010		6,570	6,613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012	$19,000	$18,448

Svenska Handelsbanken AB
1.536% due 09/14/2012	7,400	7,433

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,400	2,599

U.S. Central Federal Credit Union
1.900% due 10/19/2012	10,800	11,031

UBS AG
1.785% due 09/29/2011	4,200	4,221

Vita Capital III Ltd.
1.411% due 01/01/2012	700	680

Wachovia Bank N.A.
0.606% due 12/02/2010	2,400	2,400

Wachovia Corp.
0.433% due 10/15/2011	2,900	2,880
0.443% due 04/23/2012	18,740	18,527

Western Corporate Federal Credit Union
1.750% due 11/02/2012	9,900	10,073

Westpac Banking Corp.
0.726% due 12/14/2012	34,000	34,023
0.817% due 09/10/2014	1,100	1,102
2.700% due 12/09/2014	5,100	5,194

		595,273

INDUSTRIALS 1.9%

Alcoa, Inc.
6.750% due 07/15/2018	3,000	3,034

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,300	1,416

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	1,119

DISH DBS Corp.
7.000% due 10/01/2013	5,000	5,175

Dow Chemical Co.
2.624% due 08/08/2011	6,500	6,602
4.850% due 08/15/2012	1,700	1,794

Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013	500	531

Marriott International, Inc.
6.375% due 06/15/2017	5,000	5,265

Masco Corp.
6.125% due 10/03/2016	1,500	1,454

PACCAR, Inc.
1.710% due 09/14/2012	6,200	6,311

Rexam PLC
6.750% due 06/01/2013	1,200	1,295

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,005

UST LLC
6.625% due 07/15/2012	2,500	2,704

WM Wrigley Jr. Co.
1.912% due 06/28/2011	2,100	2,100

Xstrata Canada Corp.
7.350% due 06/05/2012	1,000	1,084

		40,889

UTILITIES 0.2%

BP Capital Markets PLC
0.667% due 04/11/2011	300	287

Verizon Wireless Capital LLC
3.750% due 05/20/2011	3,700	3,791

		4,078

Total Corporate Bonds & Notes (Cost $638,684)		640,240

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	$600	$428

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	679

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	320	324

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	550	557

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,045	780

Total Municipal Bonds & Notes (Cost $3,295)		2,768

U.S. GOVERNMENT AGENCIES 4.7%

Fannie Mae
0.407% due 12/25/2036	290	287
0.497% due 08/25/2034	189	179
0.547% due 10/27/2037	5,900	5,891
0.697% due 05/25/2042	203	197
0.787% due 05/25/2036	213	213
1.147% due 02/25/2036	2,227	2,206
1.621% due 06/01/2043 - 09/01/2044	1,576	1,586
1.634% due 07/01/2044	48	47
2.817% due 11/01/2034	2,703	2,826
2.885% due 05/25/2035	1,496	1,565
3.070% due 11/01/2024	15	15
4.680% due 12/01/2036	2,936	3,068
5.273% due 10/01/2035	1,219	1,303
5.950% due 02/25/2044	364	399

Freddie Mac
0.204% due 02/01/2011	5,264	5,264
0.297% due 12/29/2011	17,700	17,695
0.298% due 12/21/2011	26,900	26,893
0.500% due 10/15/2020	3,138	3,128
0.580% due 02/15/2019	494	494
0.607% due 08/25/2031	104	97
0.700% due 12/15/2030	182	183
1.621% due 10/25/2044 - 02/25/2045	8,620	8,744
2.631% due 01/01/2034	241	250
5.360% due 12/01/2035	699	749
5.500% due 05/15/2016	335	336

Ginnie Mae
0.648% due 03/20/2037	16,805	16,659

Small Business Administration
5.902% due 02/10/2018	803	893
6.020% due 08/01/2028	2,742	3,096

Total U.S. Government Agencies (Cost $102,944)		104,263

U.S. TREASURY OBLIGATIONS 90.7%

Treasury Inflation Protected Securities (e)
0.625% due 04/15/2013	10,107	10,325
1.250% due 04/15/2014	46,385	48,490
1.375% due 07/15/2018	11,019	11,435
1.375% due 01/15/2020 (i)(j)	78,262	80,274
1.625% due 01/15/2015	42,356	44,768
1.625% due 01/15/2018	21,956	23,164
1.750% due 01/15/2028	80,044	81,394
1.875% due 07/15/2013	39,169	41,470
1.875% due 07/15/2015 (j)	130,809	140,323
1.875% due 07/15/2019	55,353	59,414
2.000% due 04/15/2012	49,423	51,242
2.000% due 01/15/2014	53,091	56,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 07/15/2014	$120,791	$129,737
2.000% due 01/15/2016	90,204	97,420
2.000% due 01/15/2026	99,296	105,239
2.125% due 01/15/2019	61,668	67,406
2.125% due 02/15/2040	30,459	33,501
2.375% due 01/15/2017	70,926	78,373
2.375% due 01/15/2025	95,664	106,358
2.375% due 01/15/2027	67,903	75,383
2.500% due 07/15/2016	98,782	110,057
2.500% due 01/15/2029	39,294	44,553
2.625% due 07/15/2017 (j)	66,709	75,324
3.000% due 07/15/2012	79,386	84,528
3.375% due 01/15/2012	12,032	12,690
3.375% due 04/15/2032	1,228	1,603
3.625% due 04/15/2028	97,075	125,917
3.875% due 04/15/2029	87,408	117,605

U.S. Treasury Notes
2.125% due 05/31/2015	1,100	1,120
2.750% due 05/31/2017	5,300	5,416
3.125% due 05/15/2019	12,400	12,672
3.375% due 11/15/2019	900	933
3.500% due 05/15/2020	8,200	8,592
3.625% due 08/15/2019	29,400	31,120
3.625% due 02/15/2020	21,700	22,953

Total U.S. Treasury Obligations (Cost $1,960,953)		1,997,407

MORTGAGE-BACKED SECURITIES 5.1%

American General Mortgage Loan Trust
5.150% due 03/25/2058	7,581	7,594

American Home Mortgage Investment Trust
5.660% due 09/25/2045	863	748

Arkle Master Issuer PLC
1.534% due 05/17/2060	5,800	5,767

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	420	426

Banc of America Funding Corp.
4.360% due 02/20/2036	2,050	1,872
5.978% due 01/20/2047	1,028	736

Banc of America Large Loan, Inc.
0.860% due 08/15/2029	4,311	3,938

Banc of America Mortgage Securities, Inc.
2.869% due 06/25/2035	409	381
5.187% due 11/25/2034	339	317
5.409% due 02/25/2036	1,609	1,342
6.500% due 09/25/2033	77	80

BCAP LLC Trust
0.517% due 01/25/2037	1,051	545

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	874	836
2.560% due 08/25/2035	668	632
2.760% due 03/25/2035	1,250	1,159
2.934% due 03/25/2035	394	364
3.478% due 01/25/2035	4,680	4,526
4.970% due 01/25/2035	1,316	1,153

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	3,775	2,859
5.572% due 03/25/2036	1,172	616

Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (c)	3,300	3,241
6.440% due 06/16/2030	2	2

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	3,418	2,161

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	93

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	108	99
2.510% due 08/25/2035	507	448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.820% due 12/25/2035	$119	$105
3.157% due 08/25/2035	537	465
4.700% due 12/25/2035	2,584	2,366
5.906% due 09/25/2037	4,378	3,017

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	200	203

Countrywide Alternative Loan Trust
0.428% due 09/20/2046	12	12
0.527% due 05/25/2047	349	183
0.528% due 02/20/2047	1,047	524
0.537% due 09/25/2046	12,485	6,899
0.627% due 12/25/2035	69	45
1.412% due 12/25/2035	352	201
6.000% due 01/25/2037	621	411

Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	433	355
3.829% due 11/19/2033	100	98
5.500% due 08/25/2035	1,927	1,716
5.663% due 05/20/2036	353	206

Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039	1,600	1,675

Deutsche ALT-A Securities, Inc.
0.440% due 10/25/2036	46	16

First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034	618	535

First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	1,442	1,380

GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	22	22
4.229% due 12/10/2037	2,267	2,288

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	179	163
0.427% due 01/25/2047	1,628	1,521
0.567% due 06/25/2045	603	355
0.617% due 11/25/2045	337	187

Greenwich Capital Commercial Funding Corp.
4.755% due 06/10/2036	2,513	2,537

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	182	176

GSR Mortgage Loan Trust
2.943% due 09/25/2035	1,497	1,407

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	179	106

Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	1	1

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	55	55
2.785% due 12/25/2034	404	296

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	320
5.794% due 02/12/2051	1,300	1,318

JPMorgan Mortgage Trust
3.359% due 07/25/2035	1,923	1,941
4.943% due 08/25/2035	954	803
5.017% due 02/25/2035	2,596	2,601
5.640% due 07/27/2037	2,063	1,794

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	225	225

MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034	700	608

Mellon Residential Funding Corp.
0.700% due 11/15/2031	669	625
0.790% due 12/15/2030	568	532

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		$200	$200

Merrill Lynch Floating Trust
0.420% due 06/15/2022		165	156

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036		1,964	1,494
5.428% due 12/25/2035		937	873

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035		834	704
1.249% due 10/25/2035		488	408
4.250% due 10/25/2035		2,774	2,503

Morgan Stanley Capital I
0.410% due 10/15/2020		230	208
6.075% due 06/11/2049		600	611

Morgan Stanley Dean Witter Capital I
7.662% due 03/11/2016		1,000	1,042

Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036		1,665	1,537

Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035		187	162

Residential Accredit Loans, Inc.
0.647% due 08/25/2035		248	148

Securitized Asset Sales, Inc.
2.848% due 11/26/2023		8	7

Sequoia Mortgage Trust
0.698% due 10/19/2026		205	169

Structured Adjustable Rate Mortgage Loan Trust
0.587% due 06/25/2035		200	143
1.813% due 01/25/2035		246	129
2.744% due 02/25/2034		422	396
4.540% due 08/25/2035		353	282

Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036		14	14
0.447% due 09/25/2047		557	552
0.537% due 06/25/2036		187	102
0.557% due 04/25/2036		816	416
0.598% due 07/19/2035		2,471	2,107
0.678% due 10/19/2034		167	151

Structured Asset Securities Corp.
0.397% due 05/25/2036		7	7
3.051% due 10/25/2035		237	187

Swan Trust
6.015% due 04/25/2041	AUD	928	781

TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037		110	102

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046		4,232	4,075
0.467% due 10/25/2046		1,280	1,250

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020		599	508
0.440% due 09/15/2021		647	588
5.418% due 01/15/2045		410	428

WaMu Mortgage Pass-Through Certificates
0.607% due 11/25/2045		368	286
0.637% due 10/25/2045		2,230	1,738
1.151% due 01/25/2047		1,437	867
1.231% due 12/25/2046		189	121
1.412% due 02/25/2046		302	205
1.621% due 11/25/2042		46	39
3.359% due 07/25/2046		1,363	948
3.359% due 11/25/2046		207	136
5.992% due 10/25/2036		2,451	2,176

Wells Fargo Mortgage-Backed Securities Trust
2.968% due 09/25/2034		309	310

Total Mortgage-Backed Securities (Cost $119,753)			111,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.0%

Access Group, Inc.
1.616% due 10/27/2025		$13,459	$13,805

ACE Securities Corp.
0.397% due 12/25/2036		73	67

AMMC CDO
0.722% due 05/03/2018		500	471

ARES CLO Funds
0.764% due 03/12/2018		2,374	2,281

Asset-Backed Funding Certificates
0.407% due 01/25/2037		480	470
0.697% due 06/25/2034		1,524	1,179

Bank of America Auto Trust
1.700% due 12/15/2011		6,514	6,526

Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036		28	26
0.677% due 01/25/2036		12	12
1.007% due 10/25/2032		32	30

Carrington Mortgage Loan Trust
0.397% due 01/25/2037		268	255

Chase Issuance Trust
0.350% due 07/16/2012		7,100	7,100
0.800% due 09/17/2012		7,300	7,305

Citigroup Mortgage Loan Trust, Inc.
0.427% due 01/25/2037		542	409

College Loan Corp. Trust
0.566% due 01/25/2024		800	800

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		145	142
0.397% due 05/25/2047		47	45
0.397% due 06/25/2047		555	535
0.417% due 06/25/2047		1,329	1,270
0.457% due 10/25/2046		72	71

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		432	387

Equity One ABS, Inc.
0.647% due 04/25/2034		94	62

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		298	291

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		13,150	13,225
2.000% due 12/15/2011		924	926

Fremont Home Loan Trust
0.397% due 10/25/2036		3	3

GSAMP Trust
0.417% due 10/25/2036		3	3
0.417% due 12/25/2036		275	181

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		490	491

HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036		53	42
0.397% due 12/25/2036		152	142

JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		10	10
0.397% due 10/25/2036		552	530

Lehman XS Trust
0.427% due 11/25/2046		44	44

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,370	1,667

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		$115	115

MBNA Credit Card Master Note Trust
4.500% due 01/15/2013		5,800	5,828

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037		$42	$41
0.427% due 09/25/2037		32	9
0.467% due 02/25/2037		782	542

Morgan Stanley ABS Capital I
0.387% due 10/25/2036		52	51
0.397% due 10/25/2036		4	4

Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036		56	55

Nationstar Home Equity Loan Trust
0.467% due 04/25/2037		348	332

Navigator CDO Ltd.
1.286% due 11/15/2015		1,800	1,764

Park Place Securities, Inc.
0.607% due 09/25/2035		31	27

Renaissance Home Equity Loan Trust
1.107% due 12/25/2032		65	47

Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036		444	154

SLM Student Loan Trust
0.316% due 04/25/2017		222	221
0.356% due 04/25/2019		8,800	8,478
0.426% due 04/25/2017		328	327
0.766% due 01/25/2017		1,500	1,503
1.816% due 04/25/2023		20,676	21,399
1.846% due 12/15/2017 (b)		3,800	3,800

Soundview Home Equity Loan Trust
0.407% due 11/25/2036		72	37
1.147% due 10/25/2037		156	154

Structured Asset Investment Loan Trust
0.397% due 07/25/2036		10	10

Structured Asset Securities Corp.
0.397% due 10/25/2036		109	108
1.843% due 04/25/2035		907	665

Symphony CLO Ltd.
0.676% due 05/15/2019		3,100	2,840

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		5	5

WaMu Asset-Backed Certificates
0.397% due 01/25/2037		148	128

Wells Fargo Home Equity Trust
0.597% due 12/25/2035		51	51

Total Asset-Backed Securities (Cost $109,522)			109,498

SOVEREIGN ISSUES 3.1%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	9,500	8,580
4.000% due 08/20/2015		4,300	6,104
4.000% due 08/20/2020		4,500	6,136

Canada Government Bond
2.000% due 12/01/2014	CAD	4,700	4,368
2.500% due 06/01/2015		22,500	21,309

Colombia Government International Bond
10.000% due 01/23/2012		$350	394

Export-Import Bank of Korea
0.753% due 10/04/2011		1,600	1,602

New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	1,200	1,027

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		$19,200	19,301
2.125% due 01/30/2012		700	711

Total Sovereign Issues (Cost $71,026)			69,532

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049	800	$748

Total Convertible Preferred Securities (Cost $800)		748

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 22.7%

CERTIFICATES OF DEPOSIT 0.9%

Barclays Bank PLC
1.639% due 12/16/2011	$20,800	20,795

COMMERCIAL PAPER 0.0%

BP Capital Markets PLC
16.364% due 08/27/2010	300	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$3,591	$3,591

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,663. Repurchase proceeds are $3,591.)

U.S. TREASURY BILLS 0.3%
0.152% due 07/01/2010 - 11/26/2010 (d)(g)(h)	5,400	5,399

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (g)(j)	661	661

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 21.3%
46,841,765	$469,073

Total Short-Term Instruments (Cost $499,800)	499,812

Total Investments 160.8% (Cost $3,513,544)	$3,542,566

Written Options (l) (0.3%) (Premiums $3,927)	(6,311)

Other Assets and Liabilities (Net) (60.5%)	(1,333,721)

Net Assets 100.0%	$2,202,534

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal only security.
(d)	Coupon represents a weighted average yield.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $3,659 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	Securities with an aggregate market value of $2,180 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $24,433 at a weighted average interest rate of 0.228%. On June 30, 2010, securities valued at $23,689 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $996 have been pledged as collateral for the following open futures contracts on June 30, 2010:
(k)	Swap agreements outstanding on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	464	$(96)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	471	648

				$552

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.175%		$1,300	$(13)	$0	$(13)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.790%		1,000	13	0	13
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	2.998%		1,200	(26)	0	(26)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.998%		1,500	(33)	0	(33)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	2.998%		2,300	(51)	0	(51)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	2.176%		3,000	(144)	0	(144)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.243%		1,600	50	(52)	102
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.396%		900	121	0	121
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.459%		1,000	36	0	36
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.555%		5,000	(56)	0	(56)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	1.296%		2,000	45	0	45
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	1.296%		2,000	67	0	67
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.778%		1,500	70	0	70
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%		1,200	(16)	0	(16)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	3.539%	EUR	5,800	1,011	717	294
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	2.210%		$1,000	47	0	47
UST LLC	BOA	(0.340%	)	09/20/2012	0.156%		2,500	(10)	0	(10)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.682%		1,000	(5)	0	(5)

								$1,106	$665	$441

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	$2,600	$(41)	$(31)	$(10)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	6,000	(300)	(199)	(101)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	1,000	(15)	(14)	(1)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	600	(10)	(7)	(3)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	1,000	(15)	(19)	4
France Government Bond	CITI	0.250%	06/20/2015	0.887%	2,900	(86)	(69)	(17)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	2,700	(81)	(89)	8
France Government Bond	JPM	0.250%	06/20/2015	0.887%	2,400	(72)	(85)	13
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	400	(3)	(5)	2
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.901%	600	(24)	(14)	(10)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	1,000	(40)	(24)	(16)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.738%	4,600	59	42	17
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	3,600	45	29	16
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,600	21	8	13

						$(562)	$(477)	$(85)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,500	$96	$0	$96
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	98	(7)	105
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	(281)	(222)	(59)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(227)	(5)	(222)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(148)	(125)	(23)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	211	77	134
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	(7)	(14)	7
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	25	19	6
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	187	(35)	222
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	114	(15)	129
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	20	3	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	106	4	102
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	11	(46)	57
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	55	19	36
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	17	16	1
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	22	0	22
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		10,900	39	(29)	68
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	17	15	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	102	64	38
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$14,400	1,363	814	549
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	BCLY		4,500	317	209	108
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		19,700	1,386	934	452
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		2,200	155	98	57
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		27,900	1,963	1,169	794

							$5,641	$2,943	$2,698

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$43,000	$224	$1,109
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	43,000	283	5
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	121	687
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,400	283	0

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$31,700	$89	$741
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	31,700	147	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,000	18	103
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,000	19	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	3,000	26	121
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	3,000	13	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	13,000	140	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,800	30	276
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	12,800	87	514
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	12,800	76	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,800	70	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,400	21	139
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,400	30	1
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,600	101	388
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	16,600	51	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	58	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	13,000	64	522
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	13,000	87	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	22	85
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	26	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	21,100	160	848
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	21,100	110	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,100	135	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	44,900	349	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	3

							$3,389	$5,563

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$5,100	$47	$114

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$212
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	379
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	43

						$491	$634

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	0	$405,600	$3,873
Sales	631	626,900	3,751
Closing Buys	(631)	(425,100)	(3,437)
Expirations	0	(39,400)	(260)
Exercised	0	0	0

Balance at 06/30/2010	0	$568,000	$3,927

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,014	07/2010	JPM	$58	$0	$58
Buy	BRL	915	08/2010	GSC	1	0	1
Sell	CAD	1,985	07/2010	RBS	75	0	75
Sell		24,285	07/2010	UBS	1,334	0	1,334
Buy	CHF	961	07/2010	GSC	41	0	41
Buy		961	09/2010	CITI	0	0	0
Buy	CNY	3,184	11/2010	BCLY	0	(10)	(10)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	5,161	11/2010	CITI	$0	$(16)	$(16)
Buy		13,312	11/2010	DUB	0	(43)	(43)
Buy		5,247	11/2010	MSC	0	(18)	(18)
Buy		6,508	01/2011	BOA	0	(16)	(16)
Buy		11,179	01/2011	DUB	0	(13)	(13)
Buy		16,140	01/2011	JPM	0	(27)	(27)
Buy		11,620	01/2011	MSC	0	(29)	(29)
Buy	EUR	10,177	07/2010	BCLY	0	(48)	(48)
Sell		27,979	07/2010	BCLY	3,236	0	3,236
Sell		11	07/2010	BOA	0	0	0
Buy		7,178	07/2010	CITI	0	(138)	(138)
Buy		1,669	07/2010	HSBC	0	(3)	(3)
Sell		11,930	07/2010	RBC	337	0	337
Buy		12,111	07/2010	RBS	64	0	64
Sell		18,210	07/2010	RBS	299	0	299
Buy		12,881	08/2010	CITI	0	(146)	(146)
Sell		498	01/2011	GSC	53	0	53
Sell	GBP	4,243	09/2010	BOA	0	(51)	(51)
Sell	JPY	1,109,744	07/2010	BOA	0	(432)	(432)
Buy	KRW	209,000	07/2010	BCLY	0	(5)	(5)
Sell		2,551,308	07/2010	BCLY	31	(7)	24
Sell		2,513,610	07/2010	CITI	38	0	38
Buy		1,857,876	07/2010	DUB	0	(30)	(30)
Buy		3,798,400	07/2010	JPM	0	(94)	(94)
Buy		344,352	07/2010	MSC	0	(10)	(10)
Sell		1,144,710	07/2010	RBS	6	0	6
Buy		824,245	08/2010	MSC	0	(27)	(27)
Buy		3,628,358	11/2010	BCLY	6	(69)	(63)
Buy		1,085,868	11/2010	BOA	0	(34)	(34)
Buy		6,788,063	11/2010	CITI	0	(225)	(225)
Buy		790,568	11/2010	DUB	0	(35)	(35)
Buy		410,550	11/2010	GSC	0	(15)	(15)
Buy		3,159,590	11/2010	JPM	0	(172)	(172)
Buy		1,553,985	11/2010	MSC	0	(82)	(82)
Buy		1,144,710	11/2010	RBS	0	(6)	(6)
Sell		2,165,050	11/2010	RBS	134	0	134
Sell	MXN	46,856	09/2010	BCLY	175	0	175
Sell		37,204	09/2010	CITI	148	0	148
Sell		55,807	09/2010	GSC	223	0	223
Buy		215,596	09/2010	MSC	0	(175)	(175)
Sell		38,517	09/2010	RBS	148	0	148
Sell		37,212	09/2010	UBS	148	0	148
Sell	MYR	68	10/2010	BCLY	0	(1)	(1)
Sell		42	10/2010	CITI	0	(1)	(1)
Buy		129	10/2010	DUB	0	0	0
Sell		18	10/2010	DUB	0	0	0
Buy	PHP	547	11/2010	BCLY	0	0	0
Buy		1,767	11/2010	CITI	0	(1)	(1)
Buy		520	11/2010	DUB	0	0	0
Sell		2,834	11/2010	UBS	2	0	2

					$6,557	$(1,979)	$4,578

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$6,804	$0	$6,804
Corporate Bonds & Notes	0	638,911	1,329	640,240
Municipal Bonds & Notes	0	2,768	0	2,768
U.S. Government Agencies	0	104,263	0	104,263
U.S. Treasury Obligations	0	1,997,407	0	1,997,407
Mortgage-Backed Securities	0	104,784	6,710	111,494
Asset-Backed Securities	3,800	98,342	7,356	109,498
Sovereign Issues	0	69,532	0	69,532
Convertible Preferred Securities	748	0	0	748
Short-Term Instruments	469,073	30,739	0	499,812

Investments, at value	$473,621	$3,053,550	$15,395	$3,542,566
Financial Derivative Instruments (3)	$552	$1,955	$(634)	$1,873

Totals	$474,173	$3,055,505	$14,761	$3,544,439

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Real Return Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$0	$1,332	$0	$0	$(3)	$0	$0	$1,329	$(3)
Mortgage-Backed Securities	0	6,555	6	8	141	0	0	6,710	141
Asset-Backed Securities	0	7,346	5	0	5	0	0	7,356	5
U.S. Government Agencies	5,605	0	4	0	282	0	(5,891)	0	0

Investments, at value	$5,605	$15,233	$15	$8	$425	$0	$(5,891)	$15,395	$143
Financial Derivative Instruments (3)	$0	$(491)	$0	$0	$(143)	$0	$0	$(634)	$(143)

Totals	$5,605	$14,742	$15	$8	$282	$0	$(5,891)	$14,761	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$19	$0	$0	$0	$0	$19
Unrealized appreciation on foreign currency contracts	0	6,557	0	0	0	6,557
Unrealized appreciation on swap agreements	3,003	0	867	0	0	3,870

	$3,022	$6,557	$867	$0	$0	$10,446

Liabilities:
Written options outstanding	$6,196	$115	$0	$0	$0	$6,311
Variation margin payable (2)	4	0	0	0	0	4
Unrealized depreciation on foreign currency contracts	0	1,979	0	0	0	1,979
Unrealized depreciation on swap agreements	304	0	512	0	0	816

	$6,504	$2,094	$512	$0	$0	$9,110

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$7,739	$261	$(3,167)	$0	$0	$4,833
Net realized gain on foreign currency transactions	0	2,466	0	0	0	2,466

	$7,739	$2,727	$(3,167)	$0	$0	$7,299

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,425)	$(68)	$2,910	$0	$0	$1,417
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,749	0	0	0	4,749

	$(1,425)	$4,681	$2,910	$0	$0	$6,166

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $552 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the

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buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood

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Notes to Financial Statements  (Cont.)

or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

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Notes to Financial Statements  (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 111,752	$ 1,245,487	$ 888,200	$ 16	$ 469,073	$ 87	$ 18

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,878,160	$6,466,961	$332,529	$265,625

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	852	$10,834	2,344	$28,540
Administrative Class	36,072	459,898	61,433	751,340
Advisor Class	2,987	38,201	1,506	18,459

Issued as reinvestment of distributions
Institutional Class	67	853	522	6,468
Administrative Class	1,298	16,599	8,691	107,533
Advisor Class	28	356	151	1,872

Cost of shares redeemed
Institutional Class	(2,490)	(31,441)	(799)	(9,515)
Administrative Class	(20,041)	(254,413)	(35,074)	(423,482)
Advisor Class	(648)	(8,239)	(1,095)	(13,305)
Net increase resulting from Portfolio share transactions	18,125	$232,648	37,679	$467,910

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	93
Administrative Class	5	64
Advisor Class	5	80

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$50,044	$(21,022)	$29,022

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America	JPM	JPMorgan Chase & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	MYR	Malaysian Ringgit
CAD	Canadian Dollar	JPY	Japanese Yen	PHP	Philippine Peso
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
CNY	Chinese Renminbi

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS57 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Treasury Obligations	56.4%
Corporate Bonds & Notes	18.1%
Short-Term Instruments	14.1%
Mortgage-Backed Securities	3.1%
Asset-Backed Securities	3.1%
Other	5.2%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/10/00)
PIMCO Real Return Portfolio Institutional Class	5.57%	14.14%	5.37%	8.17%	8.15%
Barclays Capital U.S. TIPS Index±	4.41%	9.52%	4.98%	7.45%	7.51%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.57% for Institutional Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,055.74	$1,022.32
Expenses Paid During Period†	$2.55	$2.51

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Above-index U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as the ten-year U.S. Treasury yield declined during the reporting period.

»	Above-index European nominal duration benefited performance as the ten-year European yield decreased during the reporting period.

»	Above-index Australian real duration contributed to performance as the ten-year Australian real yield declined.

»

Holdings of senior commercial and non-Agency mortgage-backed securities added to performance as yield spreads of mortgage securities over U.S. Treasury securities tightened during the reporting period.

»	A curve-steepening bias in the U.S. detracted from performance as the 30-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the reporting period.

»	Below-index U.S. real duration detracted from performance as the ten-year U.S. real yield declined during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$12.44	$11.26	$12.57	$11.93	12.69	$12.92
Net investment income (a)	0.13	0.43	0.46	0.58	0.54	0.37
Net realized/unrealized gain (loss) on investments	0.56	1.63	(1.29)	0.67	(0.42)	(0.08)
Total income (loss) from investment operations	0.69	2.06	(0.83)	1.25	0.12	0.29
Dividends from net investment income	(0.12)	(0.40)	(0.46)	(0.58)	(0.55)	(0.38)
Distributions from net realized capital gains	0.00	(0.48)	(0.02)	(0.03)	(0.33)	(0.14)
Total distributions	(0.12)	(0.88)	(0.48)	(0.61)	(0.88)	(0.52)
Net asset value end of year or period	$13.01	$12.44	$11.26	$12.57	11.93	$12.69
Total return	5.57%	18.54%	(6.89)%	10.80%	0.86%	2.24%
Net assets end of year or period (000s)	$85,025	$100,808	$67,953	$43,300	$45,852	$44,659
Ratio of expenses to average net assets	0.50%*	0.57%	0.57%	0.50%	0.50%	0.51%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.02%*	3.49%	3.75%	4.84%	4.38%	2.88%
Portfolio turnover rate	245%	689%	1,014%	901%	963%	1,102%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$3,069,902
Investments in Affiliates, at value	469,073
Repurchase agreements, at value	3,591
Cash	3,688
Foreign currency, at value	708
Receivable for investments sold	11,474
Receivable for investments sold on a delayed-delivery basis	5,527
Receivable for Portfolio shares sold	46,510
Interest and dividends receivable	16,502
Dividends receivable from Affiliates	53
Variation margin receivable	19
Swap premiums paid	4,241
Unrealized appreciation on foreign currency contracts	6,557
Unrealized appreciation on swap agreements	3,870
3,641,715

Liabilities:
Payable for reverse repurchase agreements	$23,322
Payable for investments purchased	8,867
Payable for investments in Affiliates purchased	53
Payable for investments purchased on a delayed-delivery basis	1,365,028
Payable for Portfolio shares redeemed	12,968
Written options outstanding	6,311
Deposits from counterparty	16,571
Accrued related party fees	1,099
Variation margin payable	4
Swap premiums received	1,110
Unrealized depreciation on foreign currency contracts	1,979
Unrealized depreciation on swap agreements	816
Other liabilities	1,053
1,439,181

Net Assets	$2,202,534

Net Assets Consist of:
Paid in capital	$2,156,863
Undistributed net investment income	20,703
Accumulated undistributed net realized (loss)	(8,760)
Net unrealized appreciation	33,728
$2,202,534

Net Assets:
Institutional Class	$85,025
Administrative Class	2,054,263
Advisor Class	63,246

Shares Issued and Outstanding:
Institutional Class	6,533
Administrative Class	157,844
Advisor Class	4,860

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.01
Administrative Class	13.01
Advisor Class	13.01

Cost of Investments Owned	$3,040,896
Cost of Investments in Affiliates Owned	$469,057
Cost of Repurchase Agreements Owned	$3,591
Cost of Foreign Currency Held	$711
Premiums Received on Written Options	$3,927

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest, net of foreign taxes*	$25,514
Dividends	30
Dividends from Affiliate investments	87
Miscellaneous income	1
Total Income	25,632

Expenses:
Investment advisory fees	2,448
Supervisory and administrative fees	2,448
Servicing fees – Administrative Class	1,371
Distribution and/or servicing fees – Advisor Class	50
Trustees’ fees	17
Interest expense	12
Total Expenses	6,346

Net Investment Income	19,286

Net Realized and Unrealized Gain:
Net realized gain on investments	48,008
Net realized gain on Affiliate investments	18
Net realized gain on futures contracts, written options and swaps	4,833
Net realized gain on foreign currency transactions	2,583
Net change in unrealized appreciation on investments	27,199
Net change in unrealized appreciation on Affiliate investments	16
Net change in unrealized appreciation on futures contracts, written options and swaps	1,417
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4,714
Net Gain	88,788

Net Increase in Net Assets Resulting from Operations	$108,074

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$19,286	$50,766
Net realized gain	55,424	155,269
Net realized gain on Affiliate investments	18	64
Net change in unrealized appreciation	33,330	45,732
Net change in unrealized appreciation on Affiliate investments	16	0
Net increase resulting from operations	108,074	251,831

Distributions to Shareholders:
From net investment income
Institutional Class	(853)	(2,731)
Administrative Class	(16,599)	(43,954)
Advisor Class	(356)	(744)
From net realized capital gains
Institutional Class	0	(3,737)
Administrative Class	0	(64,732)
Advisor Class	0	(1,128)

Total Distributions	(17,808)	(117,026)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10,834	28,540
Administrative Class	459,898	751,340
Advisor Class	38,201	18,459
Issued as reinvestment of distributions
Institutional Class	853	6,468
Administrative Class	16,599	107,533
Advisor Class	356	1,872
Cost of shares redeemed
Institutional Class	(31,441)	(9,515)
Administrative Class	(254,413)	(423,482)
Advisor Class	(8,239)	(13,305)
Net increase resulting from Portfolio share transactions	232,648	467,910

Total Increase in Net Assets	322,914	602,715

Net Assets:
Beginning of period	1,879,620	1,276,905
End of period*	$2,202,534	$1,879,620

*Including undistributed net investment income of:	$20,703	$19,225

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Real Return Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

International Lease Finance Corp.
6.750% due 03/17/2015	$1,000	$989
7.000% due 03/17/2016	5,900	5,815

Total Bank Loan Obligations (Cost $6,767)		6,804

CORPORATE BONDS & NOTES 29.1%

BANKING & FINANCE 27.0%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,500

Ally Financial, Inc.
5.375% due 06/06/2011	400	401
6.750% due 12/01/2014	1,600	1,549
6.875% due 09/15/2011	600	611

American Express Bank FSB
0.430% due 07/13/2010	1,000	1,000
0.477% due 05/29/2012	1,480	1,459

American Express Centurion Bank
0.500% due 06/12/2012	2,100	2,069

American Express Credit Corp.
0.467% due 02/24/2012	2,700	2,671
0.496% due 10/04/2010	5,700	5,700
5.875% due 05/02/2013	300	329

American International Group, Inc.
5.850% due 01/16/2018	1,300	1,168
8.175% due 05/15/2068	4,900	3,908
8.250% due 08/15/2018	1,600	1,628

ANZ National International Ltd.
0.900% due 08/19/2014	4,000	4,035
6.200% due 07/19/2013	3,200	3,549

Bank of America Corp.
0.536% due 08/15/2011	300	296

Bank of Montreal
2.850% due 06/09/2015	7,900	8,042

Bank of Scotland PLC
4.880% due 04/15/2011	2,400	2,478

Barclays Bank PLC
6.050% due 12/04/2017	2,300	2,326
7.434% due 09/29/2049	700	630

Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,800	1,976

Citigroup, Inc.
0.535% due 05/18/2011	1,300	1,290
0.662% due 03/16/2012	3,000	2,930
5.250% due 02/27/2012	3,200	3,316
5.300% due 10/17/2012	1,000	1,037
6.500% due 01/18/2011	10,800	11,063

Commonwealth Bank of Australia
0.714% due 07/12/2013	26,600	26,521
0.819% due 09/17/2014	4,900	4,886
1.038% due 06/25/2014	7,100	7,140

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	1,200	1,222

Dexia Credit Local
0.808% due 04/29/2014	27,000	26,996
1.188% due 09/23/2011	2,500	2,504

Ford Motor Credit Co. LLC
3.048% due 01/13/2012	1,400	1,361
7.250% due 10/25/2011	3,200	3,289
7.800% due 06/01/2012	100	103

Foundation Re II Ltd.
7.195% due 11/26/2010	800	765

General Electric Capital Corp.
0.539% due 09/21/2012	30,900	30,986
0.539% due 12/21/2012	54,100	54,311

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
0.533% due 02/06/2012		$1,300	$1,268

Green Valley Ltd.
4.240% due 01/10/2011	EUR	500	612

HCP, Inc.
6.700% due 01/30/2018		$3,000	3,169

HSBC Finance Corp.
0.584% due 08/09/2011		7,900	7,831
0.586% due 04/24/2012		3,000	2,928
0.654% due 07/19/2012		800	779
5.700% due 06/01/2011		4,550	4,704
6.750% due 05/15/2011		1,925	2,004

ING Bank Australia Ltd.
5.610% due 06/24/2014	AUD	800	677

ING Bank NV
0.928% due 01/13/2012		$13,200	13,281
1.333% due 03/30/2012		22,400	22,484

International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,452
6.375% due 03/25/2013		1,000	942
6.625% due 11/15/2013		900	839

JPMorgan Chase & Co.
0.474% due 01/17/2011		4,200	4,203

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	490
5.316% due 04/05/2011 (a)		23	7
6.875% due 05/02/2018 (a)		$1,900	397
7.000% due 09/27/2027 (a)		100	20

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,041

Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000	9,669

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,285

Merna Reinsurance Ltd.
0.940% due 07/07/2010		4,200	4,199

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		6,900	6,784
0.768% due 06/05/2012		1,000	972
1.492% due 09/27/2012	EUR	900	1,058
6.050% due 08/15/2012		$11,900	12,661

Metropolitan Life Global Funding I
0.698% due 07/13/2011		700	699
1.664% due 09/17/2012		8,900	8,935

Morgan Stanley
0.545% due 01/09/2012		14,065	13,681
0.550% due 04/19/2012		1,000	970
0.595% due 01/09/2014		8,600	7,924
0.783% due 10/15/2015		1,700	1,519
1.029% due 03/01/2013	EUR	2,600	2,993
6.750% due 04/15/2011		$4,200	4,346

NIBC Bank NV
2.800% due 12/02/2014		16,000	16,229

Pricoa Global Funding I
0.667% due 06/26/2012		15,100	14,744

Prudential Financial, Inc.
4.260% due 06/10/2013		2,000	1,968

Racers
0.763% due 07/25/2017		1,400	1,329

Royal Bank of Scotland Group PLC
0.798% due 03/30/2012		26,200	26,026
0.904% due 01/30/2017	EUR	7,000	6,925
1.213% due 04/23/2012		$700	709
1.450% due 10/20/2011		22,200	22,251

Santander Holdings USA, Inc.
4.900% due 09/23/2010		6,570	6,613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012	$19,000	$18,448

Svenska Handelsbanken AB
1.536% due 09/14/2012	7,400	7,433

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,400	2,599

U.S. Central Federal Credit Union
1.900% due 10/19/2012	10,800	11,031

UBS AG
1.785% due 09/29/2011	4,200	4,221

Vita Capital III Ltd.
1.411% due 01/01/2012	700	680

Wachovia Bank N.A.
0.606% due 12/02/2010	2,400	2,400

Wachovia Corp.
0.433% due 10/15/2011	2,900	2,880
0.443% due 04/23/2012	18,740	18,527

Western Corporate Federal Credit Union
1.750% due 11/02/2012	9,900	10,073

Westpac Banking Corp.
0.726% due 12/14/2012	34,000	34,023
0.817% due 09/10/2014	1,100	1,102
2.700% due 12/09/2014	5,100	5,194

		595,273

INDUSTRIALS 1.9%

Alcoa, Inc.
6.750% due 07/15/2018	3,000	3,034

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,300	1,416

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	1,119

DISH DBS Corp.
7.000% due 10/01/2013	5,000	5,175

Dow Chemical Co.
2.624% due 08/08/2011	6,500	6,602
4.850% due 08/15/2012	1,700	1,794

Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013	500	531

Marriott International, Inc.
6.375% due 06/15/2017	5,000	5,265

Masco Corp.
6.125% due 10/03/2016	1,500	1,454

PACCAR, Inc.
1.710% due 09/14/2012	6,200	6,311

Rexam PLC
6.750% due 06/01/2013	1,200	1,295

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,005

UST LLC
6.625% due 07/15/2012	2,500	2,704

WM Wrigley Jr. Co.
1.912% due 06/28/2011	2,100	2,100

Xstrata Canada Corp.
7.350% due 06/05/2012	1,000	1,084

		40,889

UTILITIES 0.2%

BP Capital Markets PLC
0.667% due 04/11/2011	300	287

Verizon Wireless Capital LLC
3.750% due 05/20/2011	3,700	3,791

		4,078

Total Corporate Bonds & Notes (Cost $638,684)		640,240

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	$600	$428

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	679

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	320	324

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	550	557

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,045	780

Total Municipal Bonds & Notes (Cost $3,295)		2,768

U.S. GOVERNMENT AGENCIES 4.7%

Fannie Mae
0.407% due 12/25/2036	290	287
0.497% due 08/25/2034	189	179
0.547% due 10/27/2037	5,900	5,891
0.697% due 05/25/2042	203	197
0.787% due 05/25/2036	213	213
1.147% due 02/25/2036	2,227	2,206
1.621% due 06/01/2043 - 09/01/2044	1,576	1,586
1.634% due 07/01/2044	48	47
2.817% due 11/01/2034	2,703	2,826
2.885% due 05/25/2035	1,496	1,565
3.070% due 11/01/2024	15	15
4.680% due 12/01/2036	2,936	3,068
5.273% due 10/01/2035	1,219	1,303
5.950% due 02/25/2044	364	399

Freddie Mac
0.204% due 02/01/2011	5,264	5,264
0.297% due 12/29/2011	17,700	17,695
0.298% due 12/21/2011	26,900	26,893
0.500% due 10/15/2020	3,138	3,128
0.580% due 02/15/2019	494	494
0.607% due 08/25/2031	104	97
0.700% due 12/15/2030	182	183
1.621% due 10/25/2044 - 02/25/2045	8,620	8,744
2.631% due 01/01/2034	241	250
5.360% due 12/01/2035	699	749
5.500% due 05/15/2016	335	336

Ginnie Mae
0.648% due 03/20/2037	16,805	16,659

Small Business Administration
5.902% due 02/10/2018	803	893
6.020% due 08/01/2028	2,742	3,096

Total U.S. Government Agencies (Cost $102,944)		104,263

U.S. TREASURY OBLIGATIONS 90.7%

Treasury Inflation Protected Securities (e)
0.625% due 04/15/2013	10,107	10,325
1.250% due 04/15/2014	46,385	48,490
1.375% due 07/15/2018	11,019	11,435
1.375% due 01/15/2020 (i)(j)	78,262	80,274
1.625% due 01/15/2015	42,356	44,768
1.625% due 01/15/2018	21,956	23,164
1.750% due 01/15/2028	80,044	81,394
1.875% due 07/15/2013	39,169	41,470
1.875% due 07/15/2015 (j)	130,809	140,323
1.875% due 07/15/2019	55,353	59,414
2.000% due 04/15/2012	49,423	51,242
2.000% due 01/15/2014	53,091	56,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 07/15/2014	$120,791	$129,737
2.000% due 01/15/2016	90,204	97,420
2.000% due 01/15/2026	99,296	105,239
2.125% due 01/15/2019	61,668	67,406
2.125% due 02/15/2040	30,459	33,501
2.375% due 01/15/2017	70,926	78,373
2.375% due 01/15/2025	95,664	106,358
2.375% due 01/15/2027	67,903	75,383
2.500% due 07/15/2016	98,782	110,057
2.500% due 01/15/2029	39,294	44,553
2.625% due 07/15/2017 (j)	66,709	75,324
3.000% due 07/15/2012	79,386	84,528
3.375% due 01/15/2012	12,032	12,690
3.375% due 04/15/2032	1,228	1,603
3.625% due 04/15/2028	97,075	125,917
3.875% due 04/15/2029	87,408	117,605

U.S. Treasury Notes
2.125% due 05/31/2015	1,100	1,120
2.750% due 05/31/2017	5,300	5,416
3.125% due 05/15/2019	12,400	12,672
3.375% due 11/15/2019	900	933
3.500% due 05/15/2020	8,200	8,592
3.625% due 08/15/2019	29,400	31,120
3.625% due 02/15/2020	21,700	22,953

Total U.S. Treasury Obligations (Cost $1,960,953)		1,997,407

MORTGAGE-BACKED SECURITIES 5.1%

American General Mortgage Loan Trust
5.150% due 03/25/2058	7,581	7,594

American Home Mortgage Investment Trust
5.660% due 09/25/2045	863	748

Arkle Master Issuer PLC
1.534% due 05/17/2060	5,800	5,767

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	420	426

Banc of America Funding Corp.
4.360% due 02/20/2036	2,050	1,872
5.978% due 01/20/2047	1,028	736

Banc of America Large Loan, Inc.
0.860% due 08/15/2029	4,311	3,938

Banc of America Mortgage Securities, Inc.
2.869% due 06/25/2035	409	381
5.187% due 11/25/2034	339	317
5.409% due 02/25/2036	1,609	1,342
6.500% due 09/25/2033	77	80

BCAP LLC Trust
0.517% due 01/25/2037	1,051	545

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	874	836
2.560% due 08/25/2035	668	632
2.760% due 03/25/2035	1,250	1,159
2.934% due 03/25/2035	394	364
3.478% due 01/25/2035	4,680	4,526
4.970% due 01/25/2035	1,316	1,153

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	3,775	2,859
5.572% due 03/25/2036	1,172	616

Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (c)	3,300	3,241
6.440% due 06/16/2030	2	2

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	3,418	2,161

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	93

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	108	99
2.510% due 08/25/2035	507	448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.820% due 12/25/2035	$119	$105
3.157% due 08/25/2035	537	465
4.700% due 12/25/2035	2,584	2,366
5.906% due 09/25/2037	4,378	3,017

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	200	203

Countrywide Alternative Loan Trust
0.428% due 09/20/2046	12	12
0.527% due 05/25/2047	349	183
0.528% due 02/20/2047	1,047	524
0.537% due 09/25/2046	12,485	6,899
0.627% due 12/25/2035	69	45
1.412% due 12/25/2035	352	201
6.000% due 01/25/2037	621	411

Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	433	355
3.829% due 11/19/2033	100	98
5.500% due 08/25/2035	1,927	1,716
5.663% due 05/20/2036	353	206

Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039	1,600	1,675

Deutsche ALT-A Securities, Inc.
0.440% due 10/25/2036	46	16

First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034	618	535

First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	1,442	1,380

GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	22	22
4.229% due 12/10/2037	2,267	2,288

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	179	163
0.427% due 01/25/2047	1,628	1,521
0.567% due 06/25/2045	603	355
0.617% due 11/25/2045	337	187

Greenwich Capital Commercial Funding Corp.
4.755% due 06/10/2036	2,513	2,537

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	182	176

GSR Mortgage Loan Trust
2.943% due 09/25/2035	1,497	1,407

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	179	106

Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	1	1

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	55	55
2.785% due 12/25/2034	404	296

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	320
5.794% due 02/12/2051	1,300	1,318

JPMorgan Mortgage Trust
3.359% due 07/25/2035	1,923	1,941
4.943% due 08/25/2035	954	803
5.017% due 02/25/2035	2,596	2,601
5.640% due 07/27/2037	2,063	1,794

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	225	225

MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034	700	608

Mellon Residential Funding Corp.
0.700% due 11/15/2031	669	625
0.790% due 12/15/2030	568	532

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		$200	$200

Merrill Lynch Floating Trust
0.420% due 06/15/2022		165	156

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036		1,964	1,494
5.428% due 12/25/2035		937	873

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035		834	704
1.249% due 10/25/2035		488	408
4.250% due 10/25/2035		2,774	2,503

Morgan Stanley Capital I
0.410% due 10/15/2020		230	208
6.075% due 06/11/2049		600	611

Morgan Stanley Dean Witter Capital I
7.662% due 03/11/2016		1,000	1,042

Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036		1,665	1,537

Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035		187	162

Residential Accredit Loans, Inc.
0.647% due 08/25/2035		248	148

Securitized Asset Sales, Inc.
2.848% due 11/26/2023		8	7

Sequoia Mortgage Trust
0.698% due 10/19/2026		205	169

Structured Adjustable Rate Mortgage Loan Trust
0.587% due 06/25/2035		200	143
1.813% due 01/25/2035		246	129
2.744% due 02/25/2034		422	396
4.540% due 08/25/2035		353	282

Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036		14	14
0.447% due 09/25/2047		557	552
0.537% due 06/25/2036		187	102
0.557% due 04/25/2036		816	416
0.598% due 07/19/2035		2,471	2,107
0.678% due 10/19/2034		167	151

Structured Asset Securities Corp.
0.397% due 05/25/2036		7	7
3.051% due 10/25/2035		237	187

Swan Trust
6.015% due 04/25/2041	AUD	928	781

TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037		110	102

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046		4,232	4,075
0.467% due 10/25/2046		1,280	1,250

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020		599	508
0.440% due 09/15/2021		647	588
5.418% due 01/15/2045		410	428

WaMu Mortgage Pass-Through Certificates
0.607% due 11/25/2045		368	286
0.637% due 10/25/2045		2,230	1,738
1.151% due 01/25/2047		1,437	867
1.231% due 12/25/2046		189	121
1.412% due 02/25/2046		302	205
1.621% due 11/25/2042		46	39
3.359% due 07/25/2046		1,363	948
3.359% due 11/25/2046		207	136
5.992% due 10/25/2036		2,451	2,176

Wells Fargo Mortgage-Backed Securities Trust
2.968% due 09/25/2034		309	310

Total Mortgage-Backed Securities (Cost $119,753)			111,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.0%

Access Group, Inc.
1.616% due 10/27/2025		$13,459	$13,805

ACE Securities Corp.
0.397% due 12/25/2036		73	67

AMMC CDO
0.722% due 05/03/2018		500	471

ARES CLO Funds
0.764% due 03/12/2018		2,374	2,281

Asset-Backed Funding Certificates
0.407% due 01/25/2037		480	470
0.697% due 06/25/2034		1,524	1,179

Bank of America Auto Trust
1.700% due 12/15/2011		6,514	6,526

Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036		28	26
0.677% due 01/25/2036		12	12
1.007% due 10/25/2032		32	30

Carrington Mortgage Loan Trust
0.397% due 01/25/2037		268	255

Chase Issuance Trust
0.350% due 07/16/2012		7,100	7,100
0.800% due 09/17/2012		7,300	7,305

Citigroup Mortgage Loan Trust, Inc.
0.427% due 01/25/2037		542	409

College Loan Corp. Trust
0.566% due 01/25/2024		800	800

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		145	142
0.397% due 05/25/2047		47	45
0.397% due 06/25/2047		555	535
0.417% due 06/25/2047		1,329	1,270
0.457% due 10/25/2046		72	71

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		432	387

Equity One ABS, Inc.
0.647% due 04/25/2034		94	62

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		298	291

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		13,150	13,225
2.000% due 12/15/2011		924	926

Fremont Home Loan Trust
0.397% due 10/25/2036		3	3

GSAMP Trust
0.417% due 10/25/2036		3	3
0.417% due 12/25/2036		275	181

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		490	491

HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036		53	42
0.397% due 12/25/2036		152	142

JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		10	10
0.397% due 10/25/2036		552	530

Lehman XS Trust
0.427% due 11/25/2046		44	44

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,370	1,667

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		$115	115

MBNA Credit Card Master Note Trust
4.500% due 01/15/2013		5,800	5,828

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037		$42	$41
0.427% due 09/25/2037		32	9
0.467% due 02/25/2037		782	542

Morgan Stanley ABS Capital I
0.387% due 10/25/2036		52	51
0.397% due 10/25/2036		4	4

Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036		56	55

Nationstar Home Equity Loan Trust
0.467% due 04/25/2037		348	332

Navigator CDO Ltd.
1.286% due 11/15/2015		1,800	1,764

Park Place Securities, Inc.
0.607% due 09/25/2035		31	27

Renaissance Home Equity Loan Trust
1.107% due 12/25/2032		65	47

Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036		444	154

SLM Student Loan Trust
0.316% due 04/25/2017		222	221
0.356% due 04/25/2019		8,800	8,478
0.426% due 04/25/2017		328	327
0.766% due 01/25/2017		1,500	1,503
1.816% due 04/25/2023		20,676	21,399
1.846% due 12/15/2017 (b)		3,800	3,800

Soundview Home Equity Loan Trust
0.407% due 11/25/2036		72	37
1.147% due 10/25/2037		156	154

Structured Asset Investment Loan Trust
0.397% due 07/25/2036		10	10

Structured Asset Securities Corp.
0.397% due 10/25/2036		109	108
1.843% due 04/25/2035		907	665

Symphony CLO Ltd.
0.676% due 05/15/2019		3,100	2,840

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		5	5

WaMu Asset-Backed Certificates
0.397% due 01/25/2037		148	128

Wells Fargo Home Equity Trust
0.597% due 12/25/2035		51	51

Total Asset-Backed Securities (Cost $109,522)			109,498

SOVEREIGN ISSUES 3.1%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	9,500	8,580
4.000% due 08/20/2015		4,300	6,104
4.000% due 08/20/2020		4,500	6,136

Canada Government Bond
2.000% due 12/01/2014	CAD	4,700	4,368
2.500% due 06/01/2015		22,500	21,309

Colombia Government International Bond
10.000% due 01/23/2012		$350	394

Export-Import Bank of Korea
0.753% due 10/04/2011		1,600	1,602

New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	1,200	1,027

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		$19,200	19,301
2.125% due 01/30/2012		700	711

Total Sovereign Issues (Cost $71,026)			69,532

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049	800	$748

Total Convertible Preferred Securities (Cost $800)		748

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 22.7%

CERTIFICATES OF DEPOSIT 0.9%

Barclays Bank PLC
1.639% due 12/16/2011	$20,800	20,795

COMMERCIAL PAPER 0.0%

BP Capital Markets PLC
16.364% due 08/27/2010	300	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$3,591	$3,591

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,663. Repurchase proceeds are $3,591.)

U.S. TREASURY BILLS 0.3%
0.152% due 07/01/2010 - 11/26/2010 (d)(g)(h)	5,400	5,399

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (g)(j)	661	661

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 21.3%
46,841,765	$469,073

Total Short-Term Instruments (Cost $499,800)	499,812

Total Investments 160.8% (Cost $3,513,544)	$3,542,566

Written Options (l) (0.3%) (Premiums $3,927)	(6,311)

Other Assets and Liabilities (Net) (60.5%)	(1,333,721)

Net Assets 100.0%	$2,202,534

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal only security.
(d)	Coupon represents a weighted average yield.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $3,659 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	Securities with an aggregate market value of $2,180 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $24,433 at a weighted average interest rate of 0.228%. On June 30, 2010, securities valued at $23,689 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $996 have been pledged as collateral for the following open futures contracts on June 30, 2010:
(k)	Swap agreements outstanding on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	464	$(96)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	471	648

				$552

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.175%		$1,300	$(13)	$0	$(13)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.790%		1,000	13	0	13
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	2.998%		1,200	(26)	0	(26)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.998%		1,500	(33)	0	(33)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	2.998%		2,300	(51)	0	(51)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	2.176%		3,000	(144)	0	(144)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.243%		1,600	50	(52)	102
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.396%		900	121	0	121
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.459%		1,000	36	0	36
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.555%		5,000	(56)	0	(56)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	1.296%		2,000	45	0	45
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	1.296%		2,000	67	0	67
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.778%		1,500	70	0	70
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%		1,200	(16)	0	(16)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	3.539%	EUR	5,800	1,011	717	294
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	2.210%		$1,000	47	0	47
UST LLC	BOA	(0.340%	)	09/20/2012	0.156%		2,500	(10)	0	(10)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.682%		1,000	(5)	0	(5)

								$1,106	$665	$441

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	$2,600	$(41)	$(31)	$(10)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	6,000	(300)	(199)	(101)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	1,000	(15)	(14)	(1)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	600	(10)	(7)	(3)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	1,000	(15)	(19)	4
France Government Bond	CITI	0.250%	06/20/2015	0.887%	2,900	(86)	(69)	(17)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	2,700	(81)	(89)	8
France Government Bond	JPM	0.250%	06/20/2015	0.887%	2,400	(72)	(85)	13
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	400	(3)	(5)	2
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.901%	600	(24)	(14)	(10)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	1,000	(40)	(24)	(16)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.738%	4,600	59	42	17
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	3,600	45	29	16
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,600	21	8	13

						$(562)	$(477)	$(85)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,500	$96	$0	$96
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	98	(7)	105
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	(281)	(222)	(59)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(227)	(5)	(222)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(148)	(125)	(23)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	211	77	134
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	(7)	(14)	7
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	25	19	6
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	187	(35)	222
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	114	(15)	129
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	20	3	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	106	4	102
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	11	(46)	57
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	55	19	36
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	17	16	1
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	22	0	22
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		10,900	39	(29)	68
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	17	15	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	102	64	38
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$14,400	1,363	814	549
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	BCLY		4,500	317	209	108
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		19,700	1,386	934	452
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		2,200	155	98	57
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		27,900	1,963	1,169	794

							$5,641	$2,943	$2,698

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$43,000	$224	$1,109
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	43,000	283	5
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	121	687
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,400	283	0

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$31,700	$89	$741
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	31,700	147	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,000	18	103
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,000	19	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	3,000	26	121
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	3,000	13	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	13,000	140	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,800	30	276
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	12,800	87	514
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	12,800	76	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,800	70	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,400	21	139
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,400	30	1
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,600	101	388
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	16,600	51	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	58	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	13,000	64	522
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	13,000	87	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	22	85
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	26	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	21,100	160	848
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	21,100	110	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,100	135	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	44,900	349	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	3

							$3,389	$5,563

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$5,100	$47	$114

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$212
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	379
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	43

						$491	$634

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	0	$405,600	$3,873
Sales	631	626,900	3,751
Closing Buys	(631)	(425,100)	(3,437)
Expirations	0	(39,400)	(260)
Exercised	0	0	0

Balance at 06/30/2010	0	$568,000	$3,927

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,014	07/2010	JPM	$58	$0	$58
Buy	BRL	915	08/2010	GSC	1	0	1
Sell	CAD	1,985	07/2010	RBS	75	0	75
Sell		24,285	07/2010	UBS	1,334	0	1,334
Buy	CHF	961	07/2010	GSC	41	0	41
Buy		961	09/2010	CITI	0	0	0
Buy	CNY	3,184	11/2010	BCLY	0	(10)	(10)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	5,161	11/2010	CITI	$0	$(16)	$(16)
Buy		13,312	11/2010	DUB	0	(43)	(43)
Buy		5,247	11/2010	MSC	0	(18)	(18)
Buy		6,508	01/2011	BOA	0	(16)	(16)
Buy		11,179	01/2011	DUB	0	(13)	(13)
Buy		16,140	01/2011	JPM	0	(27)	(27)
Buy		11,620	01/2011	MSC	0	(29)	(29)
Buy	EUR	10,177	07/2010	BCLY	0	(48)	(48)
Sell		27,979	07/2010	BCLY	3,236	0	3,236
Sell		11	07/2010	BOA	0	0	0
Buy		7,178	07/2010	CITI	0	(138)	(138)
Buy		1,669	07/2010	HSBC	0	(3)	(3)
Sell		11,930	07/2010	RBC	337	0	337
Buy		12,111	07/2010	RBS	64	0	64
Sell		18,210	07/2010	RBS	299	0	299
Buy		12,881	08/2010	CITI	0	(146)	(146)
Sell		498	01/2011	GSC	53	0	53
Sell	GBP	4,243	09/2010	BOA	0	(51)	(51)
Sell	JPY	1,109,744	07/2010	BOA	0	(432)	(432)
Buy	KRW	209,000	07/2010	BCLY	0	(5)	(5)
Sell		2,551,308	07/2010	BCLY	31	(7)	24
Sell		2,513,610	07/2010	CITI	38	0	38
Buy		1,857,876	07/2010	DUB	0	(30)	(30)
Buy		3,798,400	07/2010	JPM	0	(94)	(94)
Buy		344,352	07/2010	MSC	0	(10)	(10)
Sell		1,144,710	07/2010	RBS	6	0	6
Buy		824,245	08/2010	MSC	0	(27)	(27)
Buy		3,628,358	11/2010	BCLY	6	(69)	(63)
Buy		1,085,868	11/2010	BOA	0	(34)	(34)
Buy		6,788,063	11/2010	CITI	0	(225)	(225)
Buy		790,568	11/2010	DUB	0	(35)	(35)
Buy		410,550	11/2010	GSC	0	(15)	(15)
Buy		3,159,590	11/2010	JPM	0	(172)	(172)
Buy		1,553,985	11/2010	MSC	0	(82)	(82)
Buy		1,144,710	11/2010	RBS	0	(6)	(6)
Sell		2,165,050	11/2010	RBS	134	0	134
Sell	MXN	46,856	09/2010	BCLY	175	0	175
Sell		37,204	09/2010	CITI	148	0	148
Sell		55,807	09/2010	GSC	223	0	223
Buy		215,596	09/2010	MSC	0	(175)	(175)
Sell		38,517	09/2010	RBS	148	0	148
Sell		37,212	09/2010	UBS	148	0	148
Sell	MYR	68	10/2010	BCLY	0	(1)	(1)
Sell		42	10/2010	CITI	0	(1)	(1)
Buy		129	10/2010	DUB	0	0	0
Sell		18	10/2010	DUB	0	0	0
Buy	PHP	547	11/2010	BCLY	0	0	0
Buy		1,767	11/2010	CITI	0	(1)	(1)
Buy		520	11/2010	DUB	0	0	0
Sell		2,834	11/2010	UBS	2	0	2

					$6,557	$(1,979)	$4,578

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$6,804	$0	$6,804
Corporate Bonds & Notes	0	638,911	1,329	640,240
Municipal Bonds & Notes	0	2,768	0	2,768
U.S. Government Agencies	0	104,263	0	104,263
U.S. Treasury Obligations	0	1,997,407	0	1,997,407
Mortgage-Backed Securities	0	104,784	6,710	111,494
Asset-Backed Securities	3,800	98,342	7,356	109,498
Sovereign Issues	0	69,532	0	69,532
Convertible Preferred Securities	748	0	0	748
Short-Term Instruments	469,073	30,739	0	499,812

Investments, at value	$473,621	$3,053,550	$15,395	$3,542,566
Financial Derivative Instruments (3)	$552	$1,955	$(634)	$1,873

Totals	$474,173	$3,055,505	$14,761	$3,544,439

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Real Return Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$0	$1,332	$0	$0	$(3)	$0	$0	$1,329	$(3)
Mortgage-Backed Securities	0	6,555	6	8	141	0	0	6,710	141
Asset-Backed Securities	0	7,346	5	0	5	0	0	7,356	5
U.S. Government Agencies	5,605	0	4	0	282	0	(5,891)	0	0

Investments, at value	$5,605	$15,233	$15	$8	$425	$0	$(5,891)	$15,395	$143
Financial Derivative Instruments (3)	$0	$(491)	$0	$0	$(143)	$0	$0	$(634)	$(143)

Totals	$5,605	$14,742	$15	$8	$282	$0	$(5,891)	$14,761	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$19	$0	$0	$0	$0	$19
Unrealized appreciation on foreign currency contracts	0	6,557	0	0	0	6,557
Unrealized appreciation on swap agreements	3,003	0	867	0	0	3,870

	$3,022	$6,557	$867	$0	$0	$10,446

Liabilities:
Written options outstanding	$6,196	$115	$0	$0	$0	$6,311
Variation margin payable (2)	4	0	0	0	0	4
Unrealized depreciation on foreign currency contracts	0	1,979	0	0	0	1,979
Unrealized depreciation on swap agreements	304	0	512	0	0	816

	$6,504	$2,094	$512	$0	$0	$9,110

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$7,739	$261	$(3,167)	$0	$0	$4,833
Net realized gain on foreign currency transactions	0	2,466	0	0	0	2,466

	$7,739	$2,727	$(3,167)	$0	$0	$7,299

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,425)	$(68)	$2,910	$0	$0	$1,417
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,749	0	0	0	4,749

	$(1,425)	$4,681	$2,910	$0	$0	$6,166

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $552 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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June 30, 2010 (Unaudited)

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 111,752	$ 1,245,487	$ 888,200	$ 16	$ 469,073	$ 87	$ 18

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,878,160	$6,466,961	$332,529	$265,625

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	852	$10,834	2,344	$28,540
Administrative Class	36,072	459,898	61,433	751,340
Advisor Class	2,987	38,201	1,506	18,459

Issued as reinvestment of distributions
Institutional Class	67	853	522	6,468
Administrative Class	1,298	16,599	8,691	107,533
Advisor Class	28	356	151	1,872

Cost of shares redeemed
Institutional Class	(2,490)	(31,441)	(799)	(9,515)
Administrative Class	(20,041)	(254,413)	(35,074)	(423,482)
Advisor Class	(648)	(8,239)	(1,095)	(13,305)
Net increase resulting from Portfolio share transactions	18,125	$232,648	37,679	$467,910

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	93
Administrative Class	5	64
Advisor Class	5	80

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$50,044	$(21,022)	$29,022

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America	JPM	JPMorgan Chase & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	MYR	Malaysian Ringgit
CAD	Canadian Dollar	JPY	Japanese Yen	PHP	Philippine Peso
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
CNY	Chinese Renminbi

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS61 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	56.4%
Corporate Bonds & Notes	18.1%
Short-Term Instruments	14.1%
Mortgage-Backed Securities	3.1%
Asset-Backed Securities	3.1%
Other	5.2%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (02/28/06)
PIMCO Real Return Portfolio Advisor Class	5.45%	13.86%	5.87%
Barclays Capital U.S. TIPS Index±	4.41%	9.52%	5.75%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.82% for Advisor Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,054.49	$1,021.08
Expenses Paid During Period†	$3.82	$3.76

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Above-index U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as the ten-year U.S. Treasury yield declined during the reporting period.

»	Above-index European nominal duration benefited performance as the ten-year European yield decreased during the reporting period.

»	Above-index Australian real duration contributed to performance as the ten-year Australian real yield declined.

»

Holdings of senior commercial and non-Agency mortgage-backed securities added to performance as yield spreads of mortgage securities over U.S. Treasury securities tightened during the reporting period.

»	A curve-steepening bias in the U.S. detracted from performance as the 30-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the reporting period.

»	Below-index U.S. real duration detracted from performance as the ten-year U.S. real yield declined during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$12.44	$11.26	$12.57	$11.93	$12.69
Net investment income (a)	0.12	0.39	0.44	0.56	0.47
Net realized/unrealized gain (loss) on investments	0.56	1.64	(1.30)	0.66	(0.46)
Total income (loss) from investment operations	0.68	2.03	(0.86)	1.22	0.01
Dividends from net investment income	(0.11)	(0.37)	(0.43)	(0.55)	(0.44)
Distributions from net realized capital gains	0.00	(0.48)	(0.02)	(0.03)	(0.33)
Total distributions	(0.11)	(0.85)	(0.45)	(0.58)	(0.77)
Net asset value end of year or period	$13.01	$12.44	$11.26	$12.57	$11.93
Total return	5.45%	18.24%	(7.13)%	10.53%	0.04%
Net assets end of year or period (000s)	$63,246	$31,009	$21,735	$13,478	$2,684
Ratio of expenses to average net assets	0.75%*	0.82%	0.80%	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%*
Ratio of net investment income (loss) to average net assets	1.90%*	3.19%	3.52%	4.59%	4.49%*
Portfolio turnover rate	245%	689%	1,014%	901%	963%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$3,069,902
Investments in Affiliates, at value	469,073
Repurchase agreements, at value	3,591
Cash	3,688
Foreign currency, at value	708
Receivable for investments sold	11,474
Receivable for investments sold on a delayed-delivery basis	5,527
Receivable for Portfolio shares sold	46,510
Interest and dividends receivable	16,502
Dividends receivable from Affiliates	53
Variation margin receivable	19
Swap premiums paid	4,241
Unrealized appreciation on foreign currency contracts	6,557
Unrealized appreciation on swap agreements	3,870
3,641,715

Liabilities:
Payable for reverse repurchase agreements	$23,322
Payable for investments purchased	8,867
Payable for investments in Affiliates purchased	53
Payable for investments purchased on a delayed-delivery basis	1,365,028
Payable for Portfolio shares redeemed	12,968
Written options outstanding	6,311
Deposits from counterparty	16,571
Accrued related party fees	1,099
Variation margin payable	4
Swap premiums received	1,110
Unrealized depreciation on foreign currency contracts	1,979
Unrealized depreciation on swap agreements	816
Other liabilities	1,053
1,439,181

Net Assets	$2,202,534

Net Assets Consist of:
Paid in capital	$2,156,863
Undistributed net investment income	20,703
Accumulated undistributed net realized (loss)	(8,760)
Net unrealized appreciation	33,728
$2,202,534

Net Assets:
Institutional Class	$85,025
Administrative Class	2,054,263
Advisor Class	63,246

Shares Issued and Outstanding:
Institutional Class	6,533
Administrative Class	157,844
Advisor Class	4,860

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.01
Administrative Class	13.01
Advisor Class	13.01

Cost of Investments Owned	$3,040,896
Cost of Investments in Affiliates Owned	$469,057
Cost of Repurchase Agreements Owned	$3,591
Cost of Foreign Currency Held	$711
Premiums Received on Written Options	$3,927

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest, net of foreign taxes*	$25,514
Dividends	30
Dividends from Affiliate investments	87
Miscellaneous income	1
Total Income	25,632

Expenses:
Investment advisory fees	2,448
Supervisory and administrative fees	2,448
Servicing fees – Administrative Class	1,371
Distribution and/or servicing fees – Advisor Class	50
Trustees’ fees	17
Interest expense	12
Total Expenses	6,346

Net Investment Income	19,286

Net Realized and Unrealized Gain:
Net realized gain on investments	48,008
Net realized gain on Affiliate investments	18
Net realized gain on futures contracts, written options and swaps	4,833
Net realized gain on foreign currency transactions	2,583
Net change in unrealized appreciation on investments	27,199
Net change in unrealized appreciation on Affiliate investments	16
Net change in unrealized appreciation on futures contracts, written options and swaps	1,417
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4,714
Net Gain	88,788

Net Increase in Net Assets Resulting from Operations	$108,074

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$19,286	$50,766
Net realized gain	55,424	155,269
Net realized gain on Affiliate investments	18	64
Net change in unrealized appreciation	33,330	45,732
Net change in unrealized appreciation on Affiliate investments	16	0
Net increase resulting from operations	108,074	251,831

Distributions to Shareholders:
From net investment income
Institutional Class	(853)	(2,731)
Administrative Class	(16,599)	(43,954)
Advisor Class	(356)	(744)
From net realized capital gains
Institutional Class	0	(3,737)
Administrative Class	0	(64,732)
Advisor Class	0	(1,128)

Total Distributions	(17,808)	(117,026)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10,834	28,540
Administrative Class	459,898	751,340
Advisor Class	38,201	18,459
Issued as reinvestment of distributions
Institutional Class	853	6,468
Administrative Class	16,599	107,533
Advisor Class	356	1,872
Cost of shares redeemed
Institutional Class	(31,441)	(9,515)
Administrative Class	(254,413)	(423,482)
Advisor Class	(8,239)	(13,305)
Net increase resulting from Portfolio share transactions	232,648	467,910

Total Increase in Net Assets	322,914	602,715

Net Assets:
Beginning of period	1,879,620	1,276,905
End of period*	$2,202,534	$1,879,620

*Including undistributed net investment income of:	$20,703	$19,225

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Real Return Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

International Lease Finance Corp.
6.750% due 03/17/2015	$1,000	$989
7.000% due 03/17/2016	5,900	5,815

Total Bank Loan Obligations (Cost $6,767)		6,804

CORPORATE BONDS & NOTES 29.1%

BANKING & FINANCE 27.0%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,500

Ally Financial, Inc.
5.375% due 06/06/2011	400	401
6.750% due 12/01/2014	1,600	1,549
6.875% due 09/15/2011	600	611

American Express Bank FSB
0.430% due 07/13/2010	1,000	1,000
0.477% due 05/29/2012	1,480	1,459

American Express Centurion Bank
0.500% due 06/12/2012	2,100	2,069

American Express Credit Corp.
0.467% due 02/24/2012	2,700	2,671
0.496% due 10/04/2010	5,700	5,700
5.875% due 05/02/2013	300	329

American International Group, Inc.
5.850% due 01/16/2018	1,300	1,168
8.175% due 05/15/2068	4,900	3,908
8.250% due 08/15/2018	1,600	1,628

ANZ National International Ltd.
0.900% due 08/19/2014	4,000	4,035
6.200% due 07/19/2013	3,200	3,549

Bank of America Corp.
0.536% due 08/15/2011	300	296

Bank of Montreal
2.850% due 06/09/2015	7,900	8,042

Bank of Scotland PLC
4.880% due 04/15/2011	2,400	2,478

Barclays Bank PLC
6.050% due 12/04/2017	2,300	2,326
7.434% due 09/29/2049	700	630

Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,800	1,976

Citigroup, Inc.
0.535% due 05/18/2011	1,300	1,290
0.662% due 03/16/2012	3,000	2,930
5.250% due 02/27/2012	3,200	3,316
5.300% due 10/17/2012	1,000	1,037
6.500% due 01/18/2011	10,800	11,063

Commonwealth Bank of Australia
0.714% due 07/12/2013	26,600	26,521
0.819% due 09/17/2014	4,900	4,886
1.038% due 06/25/2014	7,100	7,140

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	1,200	1,222

Dexia Credit Local
0.808% due 04/29/2014	27,000	26,996
1.188% due 09/23/2011	2,500	2,504

Ford Motor Credit Co. LLC
3.048% due 01/13/2012	1,400	1,361
7.250% due 10/25/2011	3,200	3,289
7.800% due 06/01/2012	100	103

Foundation Re II Ltd.
7.195% due 11/26/2010	800	765

General Electric Capital Corp.
0.539% due 09/21/2012	30,900	30,986
0.539% due 12/21/2012	54,100	54,311

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
0.533% due 02/06/2012		$1,300	$1,268

Green Valley Ltd.
4.240% due 01/10/2011	EUR	500	612

HCP, Inc.
6.700% due 01/30/2018		$3,000	3,169

HSBC Finance Corp.
0.584% due 08/09/2011		7,900	7,831
0.586% due 04/24/2012		3,000	2,928
0.654% due 07/19/2012		800	779
5.700% due 06/01/2011		4,550	4,704
6.750% due 05/15/2011		1,925	2,004

ING Bank Australia Ltd.
5.610% due 06/24/2014	AUD	800	677

ING Bank NV
0.928% due 01/13/2012		$13,200	13,281
1.333% due 03/30/2012		22,400	22,484

International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,452
6.375% due 03/25/2013		1,000	942
6.625% due 11/15/2013		900	839

JPMorgan Chase & Co.
0.474% due 01/17/2011		4,200	4,203

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	490
5.316% due 04/05/2011 (a)		23	7
6.875% due 05/02/2018 (a)		$1,900	397
7.000% due 09/27/2027 (a)		100	20

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,041

Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000	9,669

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,285

Merna Reinsurance Ltd.
0.940% due 07/07/2010		4,200	4,199

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		6,900	6,784
0.768% due 06/05/2012		1,000	972
1.492% due 09/27/2012	EUR	900	1,058
6.050% due 08/15/2012		$11,900	12,661

Metropolitan Life Global Funding I
0.698% due 07/13/2011		700	699
1.664% due 09/17/2012		8,900	8,935

Morgan Stanley
0.545% due 01/09/2012		14,065	13,681
0.550% due 04/19/2012		1,000	970
0.595% due 01/09/2014		8,600	7,924
0.783% due 10/15/2015		1,700	1,519
1.029% due 03/01/2013	EUR	2,600	2,993
6.750% due 04/15/2011		$4,200	4,346

NIBC Bank NV
2.800% due 12/02/2014		16,000	16,229

Pricoa Global Funding I
0.667% due 06/26/2012		15,100	14,744

Prudential Financial, Inc.
4.260% due 06/10/2013		2,000	1,968

Racers
0.763% due 07/25/2017		1,400	1,329

Royal Bank of Scotland Group PLC
0.798% due 03/30/2012		26,200	26,026
0.904% due 01/30/2017	EUR	7,000	6,925
1.213% due 04/23/2012		$700	709
1.450% due 10/20/2011		22,200	22,251

Santander Holdings USA, Inc.
4.900% due 09/23/2010		6,570	6,613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012	$19,000	$18,448

Svenska Handelsbanken AB
1.536% due 09/14/2012	7,400	7,433

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,400	2,599

U.S. Central Federal Credit Union
1.900% due 10/19/2012	10,800	11,031

UBS AG
1.785% due 09/29/2011	4,200	4,221

Vita Capital III Ltd.
1.411% due 01/01/2012	700	680

Wachovia Bank N.A.
0.606% due 12/02/2010	2,400	2,400

Wachovia Corp.
0.433% due 10/15/2011	2,900	2,880
0.443% due 04/23/2012	18,740	18,527

Western Corporate Federal Credit Union
1.750% due 11/02/2012	9,900	10,073

Westpac Banking Corp.
0.726% due 12/14/2012	34,000	34,023
0.817% due 09/10/2014	1,100	1,102
2.700% due 12/09/2014	5,100	5,194

		595,273

INDUSTRIALS 1.9%

Alcoa, Inc.
6.750% due 07/15/2018	3,000	3,034

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,300	1,416

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	1,119

DISH DBS Corp.
7.000% due 10/01/2013	5,000	5,175

Dow Chemical Co.
2.624% due 08/08/2011	6,500	6,602
4.850% due 08/15/2012	1,700	1,794

Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013	500	531

Marriott International, Inc.
6.375% due 06/15/2017	5,000	5,265

Masco Corp.
6.125% due 10/03/2016	1,500	1,454

PACCAR, Inc.
1.710% due 09/14/2012	6,200	6,311

Rexam PLC
6.750% due 06/01/2013	1,200	1,295

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,005

UST LLC
6.625% due 07/15/2012	2,500	2,704

WM Wrigley Jr. Co.
1.912% due 06/28/2011	2,100	2,100

Xstrata Canada Corp.
7.350% due 06/05/2012	1,000	1,084

		40,889

UTILITIES 0.2%

BP Capital Markets PLC
0.667% due 04/11/2011	300	287

Verizon Wireless Capital LLC
3.750% due 05/20/2011	3,700	3,791

		4,078

Total Corporate Bonds & Notes (Cost $638,684)		640,240

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	$600	$428

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	679

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	320	324

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	550	557

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,045	780

Total Municipal Bonds & Notes (Cost $3,295)		2,768

U.S. GOVERNMENT AGENCIES 4.7%

Fannie Mae
0.407% due 12/25/2036	290	287
0.497% due 08/25/2034	189	179
0.547% due 10/27/2037	5,900	5,891
0.697% due 05/25/2042	203	197
0.787% due 05/25/2036	213	213
1.147% due 02/25/2036	2,227	2,206
1.621% due 06/01/2043 - 09/01/2044	1,576	1,586
1.634% due 07/01/2044	48	47
2.817% due 11/01/2034	2,703	2,826
2.885% due 05/25/2035	1,496	1,565
3.070% due 11/01/2024	15	15
4.680% due 12/01/2036	2,936	3,068
5.273% due 10/01/2035	1,219	1,303
5.950% due 02/25/2044	364	399

Freddie Mac
0.204% due 02/01/2011	5,264	5,264
0.297% due 12/29/2011	17,700	17,695
0.298% due 12/21/2011	26,900	26,893
0.500% due 10/15/2020	3,138	3,128
0.580% due 02/15/2019	494	494
0.607% due 08/25/2031	104	97
0.700% due 12/15/2030	182	183
1.621% due 10/25/2044 - 02/25/2045	8,620	8,744
2.631% due 01/01/2034	241	250
5.360% due 12/01/2035	699	749
5.500% due 05/15/2016	335	336

Ginnie Mae
0.648% due 03/20/2037	16,805	16,659

Small Business Administration
5.902% due 02/10/2018	803	893
6.020% due 08/01/2028	2,742	3,096

Total U.S. Government Agencies (Cost $102,944)		104,263

U.S. TREASURY OBLIGATIONS 90.7%

Treasury Inflation Protected Securities (e)
0.625% due 04/15/2013	10,107	10,325
1.250% due 04/15/2014	46,385	48,490
1.375% due 07/15/2018	11,019	11,435
1.375% due 01/15/2020 (i)(j)	78,262	80,274
1.625% due 01/15/2015	42,356	44,768
1.625% due 01/15/2018	21,956	23,164
1.750% due 01/15/2028	80,044	81,394
1.875% due 07/15/2013	39,169	41,470
1.875% due 07/15/2015 (j)	130,809	140,323
1.875% due 07/15/2019	55,353	59,414
2.000% due 04/15/2012	49,423	51,242
2.000% due 01/15/2014	53,091	56,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 07/15/2014	$120,791	$129,737
2.000% due 01/15/2016	90,204	97,420
2.000% due 01/15/2026	99,296	105,239
2.125% due 01/15/2019	61,668	67,406
2.125% due 02/15/2040	30,459	33,501
2.375% due 01/15/2017	70,926	78,373
2.375% due 01/15/2025	95,664	106,358
2.375% due 01/15/2027	67,903	75,383
2.500% due 07/15/2016	98,782	110,057
2.500% due 01/15/2029	39,294	44,553
2.625% due 07/15/2017 (j)	66,709	75,324
3.000% due 07/15/2012	79,386	84,528
3.375% due 01/15/2012	12,032	12,690
3.375% due 04/15/2032	1,228	1,603
3.625% due 04/15/2028	97,075	125,917
3.875% due 04/15/2029	87,408	117,605

U.S. Treasury Notes
2.125% due 05/31/2015	1,100	1,120
2.750% due 05/31/2017	5,300	5,416
3.125% due 05/15/2019	12,400	12,672
3.375% due 11/15/2019	900	933
3.500% due 05/15/2020	8,200	8,592
3.625% due 08/15/2019	29,400	31,120
3.625% due 02/15/2020	21,700	22,953

Total U.S. Treasury Obligations (Cost $1,960,953)		1,997,407

MORTGAGE-BACKED SECURITIES 5.1%

American General Mortgage Loan Trust
5.150% due 03/25/2058	7,581	7,594

American Home Mortgage Investment Trust
5.660% due 09/25/2045	863	748

Arkle Master Issuer PLC
1.534% due 05/17/2060	5,800	5,767

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	420	426

Banc of America Funding Corp.
4.360% due 02/20/2036	2,050	1,872
5.978% due 01/20/2047	1,028	736

Banc of America Large Loan, Inc.
0.860% due 08/15/2029	4,311	3,938

Banc of America Mortgage Securities, Inc.
2.869% due 06/25/2035	409	381
5.187% due 11/25/2034	339	317
5.409% due 02/25/2036	1,609	1,342
6.500% due 09/25/2033	77	80

BCAP LLC Trust
0.517% due 01/25/2037	1,051	545

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	874	836
2.560% due 08/25/2035	668	632
2.760% due 03/25/2035	1,250	1,159
2.934% due 03/25/2035	394	364
3.478% due 01/25/2035	4,680	4,526
4.970% due 01/25/2035	1,316	1,153

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	3,775	2,859
5.572% due 03/25/2036	1,172	616

Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (c)	3,300	3,241
6.440% due 06/16/2030	2	2

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	3,418	2,161

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	93

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	108	99
2.510% due 08/25/2035	507	448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.820% due 12/25/2035	$119	$105
3.157% due 08/25/2035	537	465
4.700% due 12/25/2035	2,584	2,366
5.906% due 09/25/2037	4,378	3,017

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	200	203

Countrywide Alternative Loan Trust
0.428% due 09/20/2046	12	12
0.527% due 05/25/2047	349	183
0.528% due 02/20/2047	1,047	524
0.537% due 09/25/2046	12,485	6,899
0.627% due 12/25/2035	69	45
1.412% due 12/25/2035	352	201
6.000% due 01/25/2037	621	411

Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	433	355
3.829% due 11/19/2033	100	98
5.500% due 08/25/2035	1,927	1,716
5.663% due 05/20/2036	353	206

Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039	1,600	1,675

Deutsche ALT-A Securities, Inc.
0.440% due 10/25/2036	46	16

First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034	618	535

First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	1,442	1,380

GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	22	22
4.229% due 12/10/2037	2,267	2,288

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	179	163
0.427% due 01/25/2047	1,628	1,521
0.567% due 06/25/2045	603	355
0.617% due 11/25/2045	337	187

Greenwich Capital Commercial Funding Corp.
4.755% due 06/10/2036	2,513	2,537

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	182	176

GSR Mortgage Loan Trust
2.943% due 09/25/2035	1,497	1,407

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	179	106

Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	1	1

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	55	55
2.785% due 12/25/2034	404	296

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	320
5.794% due 02/12/2051	1,300	1,318

JPMorgan Mortgage Trust
3.359% due 07/25/2035	1,923	1,941
4.943% due 08/25/2035	954	803
5.017% due 02/25/2035	2,596	2,601
5.640% due 07/27/2037	2,063	1,794

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	225	225

MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034	700	608

Mellon Residential Funding Corp.
0.700% due 11/15/2031	669	625
0.790% due 12/15/2030	568	532

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		$200	$200

Merrill Lynch Floating Trust
0.420% due 06/15/2022		165	156

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036		1,964	1,494
5.428% due 12/25/2035		937	873

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035		834	704
1.249% due 10/25/2035		488	408
4.250% due 10/25/2035		2,774	2,503

Morgan Stanley Capital I
0.410% due 10/15/2020		230	208
6.075% due 06/11/2049		600	611

Morgan Stanley Dean Witter Capital I
7.662% due 03/11/2016		1,000	1,042

Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036		1,665	1,537

Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035		187	162

Residential Accredit Loans, Inc.
0.647% due 08/25/2035		248	148

Securitized Asset Sales, Inc.
2.848% due 11/26/2023		8	7

Sequoia Mortgage Trust
0.698% due 10/19/2026		205	169

Structured Adjustable Rate Mortgage Loan Trust
0.587% due 06/25/2035		200	143
1.813% due 01/25/2035		246	129
2.744% due 02/25/2034		422	396
4.540% due 08/25/2035		353	282

Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036		14	14
0.447% due 09/25/2047		557	552
0.537% due 06/25/2036		187	102
0.557% due 04/25/2036		816	416
0.598% due 07/19/2035		2,471	2,107
0.678% due 10/19/2034		167	151

Structured Asset Securities Corp.
0.397% due 05/25/2036		7	7
3.051% due 10/25/2035		237	187

Swan Trust
6.015% due 04/25/2041	AUD	928	781

TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037		110	102

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046		4,232	4,075
0.467% due 10/25/2046		1,280	1,250

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020		599	508
0.440% due 09/15/2021		647	588
5.418% due 01/15/2045		410	428

WaMu Mortgage Pass-Through Certificates
0.607% due 11/25/2045		368	286
0.637% due 10/25/2045		2,230	1,738
1.151% due 01/25/2047		1,437	867
1.231% due 12/25/2046		189	121
1.412% due 02/25/2046		302	205
1.621% due 11/25/2042		46	39
3.359% due 07/25/2046		1,363	948
3.359% due 11/25/2046		207	136
5.992% due 10/25/2036		2,451	2,176

Wells Fargo Mortgage-Backed Securities Trust
2.968% due 09/25/2034		309	310

Total Mortgage-Backed Securities (Cost $119,753)			111,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.0%

Access Group, Inc.
1.616% due 10/27/2025		$13,459	$13,805

ACE Securities Corp.
0.397% due 12/25/2036		73	67

AMMC CDO
0.722% due 05/03/2018		500	471

ARES CLO Funds
0.764% due 03/12/2018		2,374	2,281

Asset-Backed Funding Certificates
0.407% due 01/25/2037		480	470
0.697% due 06/25/2034		1,524	1,179

Bank of America Auto Trust
1.700% due 12/15/2011		6,514	6,526

Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036		28	26
0.677% due 01/25/2036		12	12
1.007% due 10/25/2032		32	30

Carrington Mortgage Loan Trust
0.397% due 01/25/2037		268	255

Chase Issuance Trust
0.350% due 07/16/2012		7,100	7,100
0.800% due 09/17/2012		7,300	7,305

Citigroup Mortgage Loan Trust, Inc.
0.427% due 01/25/2037		542	409

College Loan Corp. Trust
0.566% due 01/25/2024		800	800

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		145	142
0.397% due 05/25/2047		47	45
0.397% due 06/25/2047		555	535
0.417% due 06/25/2047		1,329	1,270
0.457% due 10/25/2046		72	71

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		432	387

Equity One ABS, Inc.
0.647% due 04/25/2034		94	62

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		298	291

Ford Credit Auto Owner Trust
1.770% due 06/15/2012		13,150	13,225
2.000% due 12/15/2011		924	926

Fremont Home Loan Trust
0.397% due 10/25/2036		3	3

GSAMP Trust
0.417% due 10/25/2036		3	3
0.417% due 12/25/2036		275	181

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		490	491

HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036		53	42
0.397% due 12/25/2036		152	142

JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		10	10
0.397% due 10/25/2036		552	530

Lehman XS Trust
0.427% due 11/25/2046		44	44

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,370	1,667

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		$115	115

MBNA Credit Card Master Note Trust
4.500% due 01/15/2013		5,800	5,828

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037		$42	$41
0.427% due 09/25/2037		32	9
0.467% due 02/25/2037		782	542

Morgan Stanley ABS Capital I
0.387% due 10/25/2036		52	51
0.397% due 10/25/2036		4	4

Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036		56	55

Nationstar Home Equity Loan Trust
0.467% due 04/25/2037		348	332

Navigator CDO Ltd.
1.286% due 11/15/2015		1,800	1,764

Park Place Securities, Inc.
0.607% due 09/25/2035		31	27

Renaissance Home Equity Loan Trust
1.107% due 12/25/2032		65	47

Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036		444	154

SLM Student Loan Trust
0.316% due 04/25/2017		222	221
0.356% due 04/25/2019		8,800	8,478
0.426% due 04/25/2017		328	327
0.766% due 01/25/2017		1,500	1,503
1.816% due 04/25/2023		20,676	21,399
1.846% due 12/15/2017 (b)		3,800	3,800

Soundview Home Equity Loan Trust
0.407% due 11/25/2036		72	37
1.147% due 10/25/2037		156	154

Structured Asset Investment Loan Trust
0.397% due 07/25/2036		10	10

Structured Asset Securities Corp.
0.397% due 10/25/2036		109	108
1.843% due 04/25/2035		907	665

Symphony CLO Ltd.
0.676% due 05/15/2019		3,100	2,840

Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		5	5

WaMu Asset-Backed Certificates
0.397% due 01/25/2037		148	128

Wells Fargo Home Equity Trust
0.597% due 12/25/2035		51	51

Total Asset-Backed Securities (Cost $109,522)			109,498

SOVEREIGN ISSUES 3.1%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	9,500	8,580
4.000% due 08/20/2015		4,300	6,104
4.000% due 08/20/2020		4,500	6,136

Canada Government Bond
2.000% due 12/01/2014	CAD	4,700	4,368
2.500% due 06/01/2015		22,500	21,309

Colombia Government International Bond
10.000% due 01/23/2012		$350	394

Export-Import Bank of Korea
0.753% due 10/04/2011		1,600	1,602

New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	1,200	1,027

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		$19,200	19,301
2.125% due 01/30/2012		700	711

Total Sovereign Issues (Cost $71,026)			69,532

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049	800	$748

Total Convertible Preferred Securities (Cost $800)		748

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 22.7%

CERTIFICATES OF DEPOSIT 0.9%

Barclays Bank PLC
1.639% due 12/16/2011	$20,800	20,795

COMMERCIAL PAPER 0.0%

BP Capital Markets PLC
16.364% due 08/27/2010	300	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 07/01/2010	$3,591	$3,591

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,663. Repurchase proceeds are $3,591.)

U.S. TREASURY BILLS 0.3%
0.152% due 07/01/2010 - 11/26/2010 (d)(g)(h)	5,400	5,399

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (g)(j)	661	661

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 21.3%
46,841,765	$469,073

Total Short-Term Instruments (Cost $499,800)	499,812

Total Investments 160.8% (Cost $3,513,544)	$3,542,566

Written Options (l) (0.3%) (Premiums $3,927)	(6,311)

Other Assets and Liabilities (Net) (60.5%)	(1,333,721)

Net Assets 100.0%	$2,202,534

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal only security.
(d)	Coupon represents a weighted average yield.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $3,659 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	Securities with an aggregate market value of $2,180 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $24,433 at a weighted average interest rate of 0.228%. On June 30, 2010, securities valued at $23,689 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $996 have been pledged as collateral for the following open futures contracts on June 30, 2010:
(k)	Swap agreements outstanding on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	464	$(96)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	471	648

				$552

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.175%		$1,300	$(13)	$0	$(13)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.790%		1,000	13	0	13
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	2.998%		1,200	(26)	0	(26)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.998%		1,500	(33)	0	(33)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	2.998%		2,300	(51)	0	(51)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	2.176%		3,000	(144)	0	(144)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.243%		1,600	50	(52)	102
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.396%		900	121	0	121
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.459%		1,000	36	0	36
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.555%		5,000	(56)	0	(56)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	1.296%		2,000	45	0	45
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	1.296%		2,000	67	0	67
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.778%		1,500	70	0	70
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%		1,200	(16)	0	(16)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	3.539%	EUR	5,800	1,011	717	294
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	2.210%		$1,000	47	0	47
UST LLC	BOA	(0.340%	)	09/20/2012	0.156%		2,500	(10)	0	(10)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.682%		1,000	(5)	0	(5)

								$1,106	$665	$441

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	$2,600	$(41)	$(31)	$(10)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	6,000	(300)	(199)	(101)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	1,000	(15)	(14)	(1)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	600	(10)	(7)	(3)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	1,000	(15)	(19)	4
France Government Bond	CITI	0.250%	06/20/2015	0.887%	2,900	(86)	(69)	(17)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	2,700	(81)	(89)	8
France Government Bond	JPM	0.250%	06/20/2015	0.887%	2,400	(72)	(85)	13
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	400	(3)	(5)	2
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.901%	600	(24)	(14)	(10)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	1,000	(40)	(24)	(16)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.738%	4,600	59	42	17
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	3,600	45	29	16
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,600	21	8	13

						$(562)	$(477)	$(85)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,500	$96	$0	$96
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	98	(7)	105
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	(281)	(222)	(59)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(227)	(5)	(222)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(148)	(125)	(23)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	211	77	134
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	(7)	(14)	7
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	25	19	6
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	187	(35)	222
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	114	(15)	129
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	20	3	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	106	4	102
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	11	(46)	57
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	55	19	36
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	17	16	1
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	22	0	22
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		10,900	39	(29)	68
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	17	15	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	102	64	38
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$14,400	1,363	814	549
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	BCLY		4,500	317	209	108
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		19,700	1,386	934	452
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		2,200	155	98	57
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		27,900	1,963	1,169	794

							$5,641	$2,943	$2,698

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$43,000	$224	$1,109
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	43,000	283	5
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	121	687
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,400	283	0

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$31,700	$89	$741
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	31,700	147	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,000	18	103
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,000	19	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	3,000	26	121
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	3,000	13	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	13,000	140	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,800	30	276
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	12,800	87	514
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	12,800	76	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,800	70	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,400	21	139
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,400	30	1
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,600	101	388
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	16,600	51	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	58	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	13,000	64	522
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	13,000	87	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	22	85
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	26	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	21,100	160	848
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	21,100	110	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,100	135	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	44,900	349	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	3

							$3,389	$5,563

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$5,100	$47	$114

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$212
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	379
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	43

						$491	$634

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	0	$405,600	$3,873
Sales	631	626,900	3,751
Closing Buys	(631)	(425,100)	(3,437)
Expirations	0	(39,400)	(260)
Exercised	0	0	0

Balance at 06/30/2010	0	$568,000	$3,927

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,014	07/2010	JPM	$58	$0	$58
Buy	BRL	915	08/2010	GSC	1	0	1
Sell	CAD	1,985	07/2010	RBS	75	0	75
Sell		24,285	07/2010	UBS	1,334	0	1,334
Buy	CHF	961	07/2010	GSC	41	0	41
Buy		961	09/2010	CITI	0	0	0
Buy	CNY	3,184	11/2010	BCLY	0	(10)	(10)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	5,161	11/2010	CITI	$0	$(16)	$(16)
Buy		13,312	11/2010	DUB	0	(43)	(43)
Buy		5,247	11/2010	MSC	0	(18)	(18)
Buy		6,508	01/2011	BOA	0	(16)	(16)
Buy		11,179	01/2011	DUB	0	(13)	(13)
Buy		16,140	01/2011	JPM	0	(27)	(27)
Buy		11,620	01/2011	MSC	0	(29)	(29)
Buy	EUR	10,177	07/2010	BCLY	0	(48)	(48)
Sell		27,979	07/2010	BCLY	3,236	0	3,236
Sell		11	07/2010	BOA	0	0	0
Buy		7,178	07/2010	CITI	0	(138)	(138)
Buy		1,669	07/2010	HSBC	0	(3)	(3)
Sell		11,930	07/2010	RBC	337	0	337
Buy		12,111	07/2010	RBS	64	0	64
Sell		18,210	07/2010	RBS	299	0	299
Buy		12,881	08/2010	CITI	0	(146)	(146)
Sell		498	01/2011	GSC	53	0	53
Sell	GBP	4,243	09/2010	BOA	0	(51)	(51)
Sell	JPY	1,109,744	07/2010	BOA	0	(432)	(432)
Buy	KRW	209,000	07/2010	BCLY	0	(5)	(5)
Sell		2,551,308	07/2010	BCLY	31	(7)	24
Sell		2,513,610	07/2010	CITI	38	0	38
Buy		1,857,876	07/2010	DUB	0	(30)	(30)
Buy		3,798,400	07/2010	JPM	0	(94)	(94)
Buy		344,352	07/2010	MSC	0	(10)	(10)
Sell		1,144,710	07/2010	RBS	6	0	6
Buy		824,245	08/2010	MSC	0	(27)	(27)
Buy		3,628,358	11/2010	BCLY	6	(69)	(63)
Buy		1,085,868	11/2010	BOA	0	(34)	(34)
Buy		6,788,063	11/2010	CITI	0	(225)	(225)
Buy		790,568	11/2010	DUB	0	(35)	(35)
Buy		410,550	11/2010	GSC	0	(15)	(15)
Buy		3,159,590	11/2010	JPM	0	(172)	(172)
Buy		1,553,985	11/2010	MSC	0	(82)	(82)
Buy		1,144,710	11/2010	RBS	0	(6)	(6)
Sell		2,165,050	11/2010	RBS	134	0	134
Sell	MXN	46,856	09/2010	BCLY	175	0	175
Sell		37,204	09/2010	CITI	148	0	148
Sell		55,807	09/2010	GSC	223	0	223
Buy		215,596	09/2010	MSC	0	(175)	(175)
Sell		38,517	09/2010	RBS	148	0	148
Sell		37,212	09/2010	UBS	148	0	148
Sell	MYR	68	10/2010	BCLY	0	(1)	(1)
Sell		42	10/2010	CITI	0	(1)	(1)
Buy		129	10/2010	DUB	0	0	0
Sell		18	10/2010	DUB	0	0	0
Buy	PHP	547	11/2010	BCLY	0	0	0
Buy		1,767	11/2010	CITI	0	(1)	(1)
Buy		520	11/2010	DUB	0	0	0
Sell		2,834	11/2010	UBS	2	0	2

					$6,557	$(1,979)	$4,578

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$6,804	$0	$6,804
Corporate Bonds & Notes	0	638,911	1,329	640,240
Municipal Bonds & Notes	0	2,768	0	2,768
U.S. Government Agencies	0	104,263	0	104,263
U.S. Treasury Obligations	0	1,997,407	0	1,997,407
Mortgage-Backed Securities	0	104,784	6,710	111,494
Asset-Backed Securities	3,800	98,342	7,356	109,498
Sovereign Issues	0	69,532	0	69,532
Convertible Preferred Securities	748	0	0	748
Short-Term Instruments	469,073	30,739	0	499,812

Investments, at value	$473,621	$3,053,550	$15,395	$3,542,566
Financial Derivative Instruments (3)	$552	$1,955	$(634)	$1,873

Totals	$474,173	$3,055,505	$14,761	$3,544,439

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Real Return Portfolio  (Cont.)

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$0	$1,332	$0	$0	$(3)	$0	$0	$1,329	$(3)
Mortgage-Backed Securities	0	6,555	6	8	141	0	0	6,710	141
Asset-Backed Securities	0	7,346	5	0	5	0	0	7,356	5
U.S. Government Agencies	5,605	0	4	0	282	0	(5,891)	0	0

Investments, at value	$5,605	$15,233	$15	$8	$425	$0	$(5,891)	$15,395	$143
Financial Derivative Instruments (3)	$0	$(491)	$0	$0	$(143)	$0	$0	$(634)	$(143)

Totals	$5,605	$14,742	$15	$8	$282	$0	$(5,891)	$14,761	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$19	$0	$0	$0	$0	$19
Unrealized appreciation on foreign currency contracts	0	6,557	0	0	0	6,557
Unrealized appreciation on swap agreements	3,003	0	867	0	0	3,870

	$3,022	$6,557	$867	$0	$0	$10,446

Liabilities:
Written options outstanding	$6,196	$115	$0	$0	$0	$6,311
Variation margin payable (2)	4	0	0	0	0	4
Unrealized depreciation on foreign currency contracts	0	1,979	0	0	0	1,979
Unrealized depreciation on swap agreements	304	0	512	0	0	816

	$6,504	$2,094	$512	$0	$0	$9,110

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$7,739	$261	$(3,167)	$0	$0	$4,833
Net realized gain on foreign currency transactions	0	2,466	0	0	0	2,466

	$7,739	$2,727	$(3,167)	$0	$0	$7,299

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,425)	$(68)	$2,910	$0	$0	$1,417
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,749	0	0	0	4,749

	$(1,425)	$4,681	$2,910	$0	$0	$6,166

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $552 as reported in the Notes to Schedule of Investments.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

Semiannual Report	June 30, 2010	17

Notes to Financial Statements  (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(h) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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June 30, 2010 (Unaudited)

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 111,752	$ 1,245,487	$ 888,200	$ 16	$ 469,073	$ 87	$ 18

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,878,160	$6,466,961	$332,529	$265,625

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	852	$10,834	2,344	$28,540
Administrative Class	36,072	459,898	61,433	751,340
Advisor Class	2,987	38,201	1,506	18,459

Issued as reinvestment of distributions
Institutional Class	67	853	522	6,468
Administrative Class	1,298	16,599	8,691	107,533
Advisor Class	28	356	151	1,872

Cost of shares redeemed
Institutional Class	(2,490)	(31,441)	(799)	(9,515)
Administrative Class	(20,041)	(254,413)	(35,074)	(423,482)
Advisor Class	(648)	(8,239)	(1,095)	(13,305)
Net increase resulting from Portfolio share transactions	18,125	$232,648	37,679	$467,910

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	93
Administrative Class	5	64
Advisor Class	5	80

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$50,044	$(21,022)	$29,022

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America	JPM	JPMorgan Chase & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	MYR	Malaysian Ringgit
CAD	Canadian Dollar	JPY	Japanese Yen	PHP	Philippine Peso
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
CNY	Chinese Renminbi

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS59 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	30.9%
Short-Term Instruments	30.2%
U.S. Government Agencies	21.6%
U.S. Treasury Obligations	8.2%
Mortgage-Backed Securities	5.0%
Other	4.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (09/30/99)
PIMCO Short-Term Portfolio Administrative Class	1.11%	3.48%	3.71%	3.59%	3.74%
Citigroup 3-Month Treasury Bill Index±	0.05%	0.12%	2.63%	2.56%	2.76%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Administrative Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,011.09	$1,021.82
Expenses Paid During Period†	$2.99	$3.01

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Above benchmark U.S. duration (or sensitivity to changes in market interest rates) benefited returns as interest rates moved lower across the yield curve during the reporting period.

»	The Portfolio maintained its exposure to U.S. Agency mortgage-backed securities, which benefited performance, as the sector posted strong returns over the reporting period.

»	Exposure to the corporate sector added to returns as the sector posted strong performance over the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$10.07	$9.62	$10.01	$10.04	$10.05	$10.08
Net investment income (a)	0.04	0.20	0.36	0.47	0.44	0.28
Net realized/unrealized gain (loss) on investments	0.07	0.54	(0.39)	(0.03)	(0.02)	(0.03)
Total income (loss) from investment operations	0.11	0.74	(0.03)	0.44	0.42	0.25
Dividends from net investment income	(0.04)	(0.20)	(0.36)	(0.47)	(0.43)	(0.28)
Distributions from net realized capital gains	0.00	(0.09)	0.00	0.00	0.00	0.00
Total distributions	(0.04)	(0.29)	(0.36)	(0.47)	(0.43)	(0.28)
Net asset value end of year or period	$10.14	$10.07	$9.62	$10.01	$10.04	$10.05
Total return	1.11%	7.80%	(0.31)%	4.49%	4.27%	2.52%
Net assets end of year or period (000s)	$33,132	$16,335	$12,385	$12,991	$9,211	$8,186
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.86%	1.98%	3.65%	4.73%	4.40%	2.77%
Portfolio turnover rate	57%	524%	191%	160%	111%	154%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$29,820
Investments in Affiliates, at value	10,731
Repurchase agreements, at value	2,182
Cash	1
Deposits with counterparty	12
Foreign currency, at value	3
Receivable for investments sold	10
Receivable for Portfolio shares sold	2,585
Interest and dividends receivable	102
Dividends receivable from Affiliates	1
Swap premiums paid	1
Unrealized appreciation on foreign currency contracts	1
Unrealized appreciation on swap agreements	25
45,474

Liabilities:
Payable for investments purchased	$909
Payable for investments in Affiliates purchased	1
Payable for investments purchased on a delayed-delivery basis	200
Payable for Portfolio shares redeemed	5
Written options outstanding	38
Accrued related party fees	14
Swap premiums received	32
Unrealized depreciation on foreign currency contracts	10
Unrealized depreciation on swap agreements	8
1,217

Net Assets	$44,257

Net Assets Consist of:
Paid in capital	$44,093
Undistributed net investment income	198
Accumulated undistributed net realized gain	123
Net unrealized (depreciation)	(157)
$44,257

Net Assets:
Institutional Class	$6,492
Administrative Class	33,132
Advisor Class	4,633

Shares Issued and Outstanding:
Institutional Class	640
Administrative Class	3,266
Advisor Class	457

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.14
Administrative Class	10.14
Advisor Class	10.14

Cost of Investments Owned	$29,944
Cost of Investments in Affiliates Owned	$10,731
Cost of Repurchase Agreements Owned	$2,182
Cost of Foreign Currency Held	$3
Premiums Received on Written Options	$27

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$191
Dividends from Affiliate investments	6
Total Income	197

Expenses:
Investment advisory fees	33
Supervisory and administrative fees	26
Servicing fees – Administrative Class	14
Distribution and/or servicing fees – Advisor Class	3
Total Expenses	76

Net Investment Income	121

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	69
Net realized gain on futures contracts, written options and swaps	29
Net realized gain on foreign currency transactions	10
Net change in unrealized appreciation on investments	99
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(26)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(7)
Net Gain	174

Net Increase in Net Assets Resulting from Operations	$295

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$121	$521
Net realized gain	108	914
Net realized gain on Affiliate investments	0	2
Net change in unrealized appreciation	66	458
Net increase resulting from operations	295	1,895

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(196)
Administrative Class	(76)	(327)
Advisor Class	(9)	0
From net realized capital gains
Institutional Class	0	(56)
Administrative Class	0	(155)
Advisor Class	0	(3)

Total Distributions	(116)	(737)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	776	3,080
Administrative Class	28,207	25,774
Advisor Class	4,576	429
Issued as reinvestment of distributions
Institutional Class	31	252
Administrative Class	76	482
Advisor Class	9	3
Cost of shares redeemed
Institutional Class	(635)	(8,650)
Administrative Class	(11,614)	(22,986)
Advisor Class	(327)	(58)
Net increase (decrease) resulting from Portfolio share transactions	21,099	(1,674)

Total Increase (Decrease) in Net Assets	21,278	(516)

Net Assets:
Beginning of period	22,979	23,495
End of period*	$44,257	$22,979

*Including undistributed net investment income of:	$198	$193

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Short-Term Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.8%

BANKING & FINANCE 24.0%

Ally Financial, Inc.
7.250% due 03/02/2011	$100	$102

American Express Bank FSB
0.477% due 05/29/2012	250	246

American Honda Finance Corp.
1.289% due 06/20/2011	200	201

ASIF I
0.466% due 07/26/2010	300	302

Banco Santander Chile
1.557% due 04/20/2012	100	100

Barclays Bank PLC
1.038% due 01/13/2012	100	100

Bear Stearns Cos. LLC
0.646% due 08/15/2011	100	100
6.950% due 08/10/2012	100	110

BRFkredit A/S
0.553% due 04/15/2013	200	200

Canadian Imperial Bank of Commerce
2.600% due 07/02/2015 (b)	100	101

Caterpillar Financial Services Corp.
1.287% due 06/24/2011	200	202

Citibank N.A.
1.250% due 09/22/2011	500	504
1.375% due 08/10/2011	400	404

Citigroup, Inc.
0.662% due 03/16/2012	200	195
5.100% due 09/29/2011	100	103
6.000% due 02/21/2012	250	262

Commonwealth Bank of Australia
1.089% due 03/19/2013	200	200
3.500% due 03/19/2015	100	102

Credit Agricole S.A.
0.694% due 02/02/2012	100	100

Dexia Credit Local
0.544% due 01/12/2012	400	398
0.938% due 03/05/2013	500	501
1.188% due 09/23/2011	300	300

El Paso Performance-Linked Trust
7.750% due 07/15/2011	100	104

FIH Erhvervsbank A/S
0.907% due 06/13/2013	200	200

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	100	103

General Electric Capital Corp.
1.384% due 05/22/2013	100	99
1.800% due 03/11/2011	200	202

HSBC Finance Corp.
0.584% due 08/09/2011	250	248
0.586% due 04/24/2012	250	244
5.700% due 06/01/2011	100	103

ING Bank NV
1.333% due 03/30/2012	200	201

John Deere Capital Corp.
1.287% due 06/10/2011	250	252

JPMorgan Chase & Co.
1.106% due 12/02/2011	400	405

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	20

Lloyds TSB Bank PLC
1.625% due 10/14/2011	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011	$200	$197
6.050% due 08/15/2012	100	106

Metropolitan Life Global Funding I
0.787% due 03/15/2012	170	168

Morgan Stanley
0.545% due 01/09/2012	100	97
5.300% due 03/01/2013	100	104
5.750% due 08/31/2012	100	105

National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010	200	200

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	100	102

Pricoa Global Funding I
5.400% due 10/18/2012	200	215

Royal Bank of Scotland Group PLC
0.798% due 03/30/2012	200	199
0.823% due 04/08/2011	100	100
1.026% due 12/02/2011	100	100
1.121% due 05/11/2012	300	300

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012	100	97

Sun Life Financial Global Funding LP
0.783% due 10/06/2013	100	97

Suncorp-Metway Ltd.
1.803% due 07/16/2012	300	308

Swedbank AB
0.750% due 01/14/2013	300	299

Teva Pharmaceutical Finance III LLC
0.939% due 12/19/2011	100	100

Wachovia Bank N.A.
5.000% due 09/28/2011	100	103

Wachovia Corp.
0.433% due 10/15/2011	500	497

		10,608

INDUSTRIALS 3.7%

Boston Scientific Corp.
6.000% due 06/15/2011	100	102

Daimler Finance North America LLC
5.750% due 09/08/2011	100	104
5.875% due 03/15/2011	100	103

EnCana Corp.
6.300% due 11/01/2011	100	106

General Mills, Inc.
6.000% due 02/15/2012	91	98

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	100	102

KeySpan Corp.
7.625% due 11/15/2010	100	103

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	107

Shell International Finance BV
0.888% due 06/22/2012	100	100

Southern Co.
1.165% due 08/20/2010	200	200

Total Capital S.A.
3.000% due 06/24/2015	100	101

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	211

XTO Energy, Inc.
4.625% due 06/15/2013	200	216

		1,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.1%

Appalachian Power Co.
5.650% due 08/15/2012	$182	$195

British Telecommunications PLC
9.375% due 12/15/2010	200	207

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	50	50

Qatar Petroleum
5.579% due 05/30/2011	56	57

Sprint Capital Corp.
7.625% due 01/30/2011	200	204

Verizon Wireless Capital LLC
3.065% due 05/20/2011	200	205

		918

Total Corporate Bonds & Notes (Cost $13,188)		13,179

MUNICIPAL BONDS & NOTES 0.2%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $100)		100

U.S. GOVERNMENT AGENCIES 20.9%

Fannie Mae
0.303% due 05/13/2011 (d)	2,066	2,066
0.308% due 09/19/2011	500	500
0.407% due 12/25/2036	48	48
0.467% due 03/25/2034	22	22
0.497% due 08/25/2034	6	5
0.547% due 10/27/2037	100	100
0.601% due 06/25/2037	300	300
0.631% due 12/25/2036	300	300
0.697% due 05/25/2042	17	16
1.616% due 03/01/2044	57	59
1.634% due 07/01/2044	16	16
3.250% due 10/01/2031	4	4

Federal Home Loan Bank
0.250% due 07/11/2011	1,000	1,000
0.700% due 04/18/2011	500	501
0.750% due 07/08/2011	3,000	3,009

Freddie Mac
0.160% due 11/09/2011	400	399
0.387% due 12/25/2036	72	72
0.580% due 02/15/2019	198	198
0.700% due 06/15/2031	27	27
1.621% due 10/25/2044 - 02/25/2045	374	379
1.821% due 07/25/2044	72	73
3.250% due 02/25/2011	100	102
5.000% due 01/15/2018	16	17
5.500% due 08/15/2030	1	1
9.500% due 12/01/2019	1	1

Ginnie Mae
3.000% due 02/20/2032	14	14

Total U.S. Government Agencies (Cost $9,214)		9,229

U.S. TREASURY OBLIGATIONS 7.9%

U.S. Treasury Notes
0.750% due 05/31/2012	2,900	2,909
1.875% due 06/30/2015	600	603

Total U.S. Treasury Obligations (Cost $3,495)		3,512

MORTGAGE-BACKED SECURITIES 4.8%

Adjustable Rate Mortgage Trust
5.340% due 11/25/2035	1,265	995

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
3.550% due 07/20/2032	$1	$1
5.500% due 07/25/2035	72	69

Bear Stearns Adjustable Rate Mortgage Trust
3.529% due 01/25/2034	8	7

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	42	32

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	28	25

Countrywide Alternative Loan Trust
0.498% due 05/20/2046	13	12

Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	39	32

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	7	6
1.745% due 05/25/2032	1	1
2.508% due 06/25/2033	32	28

First Republic Mortgage Loan Trust
0.650% due 08/15/2032	28	25

Greenpoint Mortgage Funding Trust
0.567% due 06/25/2045	52	30

GS Mortgage Securities Corp. II
6.878% due 05/03/2018	450	468

GSR Mortgage Loan Trust
2.943% due 09/25/2035	47	44

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	67	40

Mellon Residential Funding Corp.
0.790% due 12/15/2030	14	13

Merrill Lynch Floating Trust
0.420% due 06/15/2022	55	52

MLCC Mortgage Investors, Inc.
1.249% due 10/25/2035	23	19

Structured Asset Mortgage Investments, Inc.
0.577% due 05/25/2045	81	46
0.598% due 07/19/2035	10	7
1.008% due 09/19/2032	8	7

Structured Asset Securities Corp.
0.397% due 05/25/2036	7	7

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	59	58
0.457% due 11/25/2046	42	41

WaMu Mortgage Pass-Through Certificates
1.412% due 02/25/2046	38	26
1.421% due 08/25/2046	54	33
1.621% due 11/25/2042	21	18
1.821% due 06/25/2042	4	4

Total Mortgage-Backed Securities (Cost $2,282)		2,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 3.3%

ACE Securities Corp.
0.397% due 12/25/2036	$18	$17

Ally Auto Receivables Trust
0.750% due 04/15/2012	100	100

BA Credit Card Trust
0.370% due 06/17/2013	200	200

Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	14	13
0.423% due 10/25/2036	18	17
1.007% due 10/25/2032	2	2

CarMax Auto Owner Trust
0.274% due 02/15/2011	64	64

Carrington Mortgage Loan Trust
0.447% due 06/25/2037	51	46

Chase Issuance Trust
1.900% due 04/15/2014	100	102
2.037% due 09/15/2015	200	208

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	6	6
0.507% due 02/25/2036	3	3
0.827% due 12/25/2031	3	1
1.087% due 05/25/2032	1	1

Credit Suisse First Boston Mortgage Securities Corp.
1.087% due 08/25/2032	3	2

Ford Credit Auto Owner Trust
1.770% due 06/15/2012	145	145

Fremont Home Loan Trust
0.407% due 01/25/2037	15	13

Irwin Home Equity Corp.
0.887% due 07/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036	17	16

MASTR Asset-Backed Securities Trust
0.397% due 11/25/2036	6	5

New Century Home Equity Loan Trust
0.607% due 06/25/2035	21	19

Renaissance Home Equity Loan Trust
0.707% due 11/25/2034	11	9
0.787% due 08/25/2033	12	10
0.847% due 12/25/2033	51	41

SLM Student Loan Trust
0.316% due 04/25/2017	45	45
0.446% due 04/25/2017	168	168
1.816% due 04/25/2023	177	183

Structured Asset Investment Loan Trust
0.397% due 07/25/2036	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.637% due 01/25/2033	$3	$3

Wells Fargo Home Equity Trust
0.587% due 10/25/2035	3	2

Total Asset-Backed Securities (Cost $1,462)		1,447

SOVEREIGN ISSUES 0.5%

Kommunalbanken A/S
3.375% due 11/15/2011	200	207

Total Sovereign Issues (Cost $203)		207

SHORT-TERM INSTRUMENTS 29.2%

REPURCHASE AGREEMENTS 4.9%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	1,800	1,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $1,861. Repurchase proceeds are $1,800.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	382	382
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $394. Repurchase proceeds are $382.)

		2,182

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 24.3%
	1,071,620	10,731

Total Short-Term Instruments (Cost $12,913)		12,913

Total Investments 96.6% (Cost $42,857)		$42,733

Written Options (f) (0.1%) (Premiums $27)		(38)

Other Assets and Liabilities (Net) 3.5%		1,562

Net Assets 100.0%		$44,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $66 and cash of $12 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Short	09/2010	9	$(27)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	$100	$(6)	$(7)	$1
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%	100	(2)	(3)	1
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.661%	100	0	1	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	100	0	0	0
General Electric Capital Corp.	MSC	5.000%	06/20/2011	1.733%	100	3	(6)	9
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	100	0	0	0
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	100	0	0	0
Morgan Stanley	JPM	0.850%	09/20/2012	2.501%	200	(7)	0	(7)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	100	2	(10)	12

						$(10)	$(25)	$15

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	1,400	$(4)	$(6)	$2

(f)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	$ 1,300	$8	$37
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	1,300	13	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	6	0

							$27	$38

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	41	$2,200	$24
Sales	72	3,600	49
Closing Buys	(113)	(2,200)	(46)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$3,600	$27

(g)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	27	07/2010	JPM	$0	$(1)	$(1)
Buy	CLP	10,534	01/2011	JPM	0	(2)	(2)
Buy	CNY	47	11/2010	BCLY	0	0	0
Buy		66	11/2010	CITI	0	0	0
Buy		180	11/2010	DUB	0	(1)	(1)
Buy		73	11/2010	MSC	0	0	0
Buy		66	01/2011	BOA	0	0	0
Buy		66	01/2011	MSC	0	0	0
Buy		46	04/2011	BCLY	0	0	0
Buy		65	04/2011	CITI	0	0	0
Buy		1,323	04/2011	HSBC	0	(3)	(3)
Buy		35	04/2011	RBS	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Short-Term Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	48	09/2010	BOA	$0	$(1)	$(1)
Buy	MXN	1,760	09/2010	HSBC	0	(2)	(2)
Buy	SGD	4	09/2010	CITI	0	0	0
Buy	ZAR	213	07/2010	BCLY	1	0	1
Sell		213	07/2010	BCLY	0	0	0
Buy		213	10/2010	BCLY	0	0	0

					$1	$(10)	$(9)

(h) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$13,179	$0	$13,179
Municipal Bonds & Notes	0	100	0	100
U.S. Government Agencies	0	9,229	0	9,229
U.S. Treasury Obligations	0	3,512	0	3,512
Mortgage-Backed Securities	0	2,146	0	2,146
Asset-Backed Securities	0	1,447	0	1,447
Sovereign Issues	0	207	0	207
Short-Term Instruments	10,731	2,182	0	12,913

Investments, at value	$10,731	$32,002	$0	$42,733
Financial Derivative Instruments (3)	$(27)	$(30)	$0	$(57)

Totals	$10,704	$31,972	$0	$42,676

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
U.S. Government Agencies	$95	$0	$0	$0	$5	$0	$(100)	$0	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total

Assets:
Unrealized appreciation on foreign currency contracts	$0	$1	$0	$0	$0	$1
Unrealized appreciation on swap agreements	2	0	23	0	0	25

	$2	$1	$23	$0	$0	$26

Liabilities:
Written options outstanding	$38	$0	$0	$0	$0	$38
Variation margin payable (2)	0	0	0	0	0	0
Unrealized depreciation on foreign currency contracts	0	10	0	0	0	10
Unrealized depreciation on swap agreements	0	0	8	0	0	8

	$38	$10	$8	$0	$0	$56

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$20	$0	$9	$0	$0	$29
Net realized gain on foreign currency transactions	0	8	0	0	0	8

	$20	$8	$9	$0	$0	$37

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(17)	$0	$(9)	$0	$0	$(26)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(7)	0	0	0	(7)

	$(17)	$(7)	$(9)	$0	$0	$(33)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(27) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

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Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The

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Notes to Financial Statements  (Cont.)

rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a

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security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.

These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements  (Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

18	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$103	$373

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 225	$ 26,306	$ 15,800	$ 0	$ 10,731	$ 6	$ 0

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$14,051	$10,590	$10,739	$4,591

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	77	$776	313	$3,080
Administrative Class	2,784	28,207	2,598	25,774
Advisor Class	451	4,576	42	429
Issued as reinvestment of distributions
Institutional Class	3	31	25	252
Administrative Class	7	76	48	482
Advisor Class	1	9	0	3
Cost of shares redeemed
Institutional Class	(63)	(635)	(869)	(8,650)
Administrative Class	(1,147)	(11,614)	(2,311)	(22,986)
Advisor Class	(32)	(327)	(5)	(58)
Net increase (decrease) resulting from Portfolio share transactions	2,081	$21,099	(159)	$(1,674)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	4	87
Advisor Class	2	100

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 191	$ (315)	$ (124)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	USD	United States Dollar
CLP	Chilean Peso	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi	SGD	Singapore Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2010	23

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS63 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	30.9%
Short-Term Instruments	30.2%
U.S. Government Agencies	21.6%
U.S. Treasury Obligations	8.2%
Mortgage-Backed Securities	5.0%
Other	4.1%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Short-Term Portfolio Institutional Class	1.18%	3.63%	3.86%	3.74%	3.79%
Citigroup 3-Month Treasury Bill Index±	0.05%	0.12%	2.63%	2.56%	2.61%	**

All Portfolio returns are net of fees and expenses .

* Cumulative return.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.45% for Institutional Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,011.81	$1,022.56
Expenses Paid During Period†	$2.24	$2.26

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Above benchmark U.S. duration (or sensitivity to changes in market interest rates) benefited returns as interest rates moved lower across the yield curve during the reporting period.

»	The Portfolio maintained its exposure to U.S. Agency mortgage-backed securities, which benefited performance, as the sector posted strong returns over the reporting period.

»	Exposure to the corporate sector added to returns as the sector posted strong performance over the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$10.07	$9.62	$10.01	$10.04	$10.05	$10.08
Net investment income (a)	0.05	0.22	0.38	0.49	0.45	0.30
Net realized/unrealized gain (loss) on investments	0.07	0.54	(0.39)	(0.03)	(0.01)	(0.03)
Total income (loss) from investment operations	0.12	0.76	(0.01)	0.46	0.44	0.27
Dividends from net investment income	(0.05)	(0.22)	(0.38)	(0.49)	(0.45)	(0.30)
Distributions from net realized capital gains	0.00	(0.09)	0.00	0.00	0.00	0.00
Total distributions	(0.05)	(0.31)	(0.38)	(0.49)	(0.45)	(0.30)
Net asset value end of year or period	$10.14	$10.07	$9.62	$10.01	$10.04	$10.05
Total return	1.18%	7.96%	(0.16)%	4.65%	4.43%	2.67%
Net assets end of year or period (000s)	$6,492	$6,273	$11,110	$13,303	$17,372	$32,419
Ratio of expenses to average net assets	0.45%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	1.01%*	2.21%	3.84%	4.87%	4.44%	2.95%
Portfolio turnover rate	57%	524%	191%	160%	111%	154%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$29,820
Investments in Affiliates, at value	10,731
Repurchase agreements, at value	2,182
Cash	1
Deposits with counterparty	12
Foreign currency, at value	3
Receivable for investments sold	10
Receivable for Portfolio shares sold	2,585
Interest and dividends receivable	102
Dividends receivable from Affiliates	1
Swap premiums paid	1
Unrealized appreciation on foreign currency contracts	1
Unrealized appreciation on swap agreements	25
45,474

Liabilities:
Payable for investments purchased	$909
Payable for investments in Affiliates purchased	1
Payable for investments purchased on a delayed-delivery basis	200
Payable for Portfolio shares redeemed	5
Written options outstanding	38
Accrued related party fees	14
Swap premiums received	32
Unrealized depreciation on foreign currency contracts	10
Unrealized depreciation on swap agreements	8
1,217

Net Assets	$44,257

Net Assets Consist of:
Paid in capital	$44,093
Undistributed net investment income	198
Accumulated undistributed net realized gain	123
Net unrealized (depreciation)	(157)
$44,257

Net Assets:
Institutional Class	$6,492
Administrative Class	33,132
Advisor Class	4,633

Shares Issued and Outstanding:
Institutional Class	640
Administrative Class	3,266
Advisor Class	457

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.14
Administrative Class	10.14
Advisor Class	10.14

Cost of Investments Owned	$29,944
Cost of Investments in Affiliates Owned	$10,731
Cost of Repurchase Agreements Owned	$2,182
Cost of Foreign Currency Held	$3
Premiums Received on Written Options	$27

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$191
Dividends from Affiliate investments	6
Total Income	197

Expenses:
Investment advisory fees	33
Supervisory and administrative fees	26
Servicing fees – Administrative Class	14
Distribution and/or servicing fees – Advisor Class	3
Total Expenses	76

Net Investment Income	121

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	69
Net realized gain on futures contracts, written options and swaps	29
Net realized gain on foreign currency transactions	10
Net change in unrealized appreciation on investments	99
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(26)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(7)
Net Gain	174

Net Increase in Net Assets Resulting from Operations	$295

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$121	$521
Net realized gain	108	914
Net realized gain on Affiliate investments	0	2
Net change in unrealized appreciation	66	458
Net increase resulting from operations	295	1,895

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(196)
Administrative Class	(76)	(327)
Advisor Class	(9)	0
From net realized capital gains
Institutional Class	0	(56)
Administrative Class	0	(155)
Advisor Class	0	(3)

Total Distributions	(116)	(737)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	776	3,080
Administrative Class	28,207	25,774
Advisor Class	4,576	429
Issued as reinvestment of distributions
Institutional Class	31	252
Administrative Class	76	482
Advisor Class	9	3
Cost of shares redeemed
Institutional Class	(635)	(8,650)
Administrative Class	(11,614)	(22,986)
Advisor Class	(327)	(58)
Net increase (decrease) resulting from Portfolio share transactions	21,099	(1,674)

Total Increase (Decrease) in Net Assets	21,278	(516)

Net Assets:
Beginning of period	22,979	23,495
End of period*	$44,257	$22,979

*Including undistributed net investment income of:	$198	$193

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Short-Term Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.8%

BANKING & FINANCE 24.0%

Ally Financial, Inc.
7.250% due 03/02/2011	$100	$102

American Express Bank FSB
0.477% due 05/29/2012	250	246

American Honda Finance Corp.
1.289% due 06/20/2011	200	201

ASIF I
0.466% due 07/26/2010	300	302

Banco Santander Chile
1.557% due 04/20/2012	100	100

Barclays Bank PLC
1.038% due 01/13/2012	100	100

Bear Stearns Cos. LLC
0.646% due 08/15/2011	100	100
6.950% due 08/10/2012	100	110

BRFkredit A/S
0.553% due 04/15/2013	200	200

Canadian Imperial Bank of Commerce
2.600% due 07/02/2015 (b)	100	101

Caterpillar Financial Services Corp.
1.287% due 06/24/2011	200	202

Citibank N.A.
1.250% due 09/22/2011	500	504
1.375% due 08/10/2011	400	404

Citigroup, Inc.
0.662% due 03/16/2012	200	195
5.100% due 09/29/2011	100	103
6.000% due 02/21/2012	250	262

Commonwealth Bank of Australia
1.089% due 03/19/2013	200	200
3.500% due 03/19/2015	100	102

Credit Agricole S.A.
0.694% due 02/02/2012	100	100

Dexia Credit Local
0.544% due 01/12/2012	400	398
0.938% due 03/05/2013	500	501
1.188% due 09/23/2011	300	300

El Paso Performance-Linked Trust
7.750% due 07/15/2011	100	104

FIH Erhvervsbank A/S
0.907% due 06/13/2013	200	200

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	100	103

General Electric Capital Corp.
1.384% due 05/22/2013	100	99
1.800% due 03/11/2011	200	202

HSBC Finance Corp.
0.584% due 08/09/2011	250	248
0.586% due 04/24/2012	250	244
5.700% due 06/01/2011	100	103

ING Bank NV
1.333% due 03/30/2012	200	201

John Deere Capital Corp.
1.287% due 06/10/2011	250	252

JPMorgan Chase & Co.
1.106% due 12/02/2011	400	405

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	20

Lloyds TSB Bank PLC
1.625% due 10/14/2011	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011	$200	$197
6.050% due 08/15/2012	100	106

Metropolitan Life Global Funding I
0.787% due 03/15/2012	170	168

Morgan Stanley
0.545% due 01/09/2012	100	97
5.300% due 03/01/2013	100	104
5.750% due 08/31/2012	100	105

National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010	200	200

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	100	102

Pricoa Global Funding I
5.400% due 10/18/2012	200	215

Royal Bank of Scotland Group PLC
0.798% due 03/30/2012	200	199
0.823% due 04/08/2011	100	100
1.026% due 12/02/2011	100	100
1.121% due 05/11/2012	300	300

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012	100	97

Sun Life Financial Global Funding LP
0.783% due 10/06/2013	100	97

Suncorp-Metway Ltd.
1.803% due 07/16/2012	300	308

Swedbank AB
0.750% due 01/14/2013	300	299

Teva Pharmaceutical Finance III LLC
0.939% due 12/19/2011	100	100

Wachovia Bank N.A.
5.000% due 09/28/2011	100	103

Wachovia Corp.
0.433% due 10/15/2011	500	497

		10,608

INDUSTRIALS 3.7%

Boston Scientific Corp.
6.000% due 06/15/2011	100	102

Daimler Finance North America LLC
5.750% due 09/08/2011	100	104
5.875% due 03/15/2011	100	103

EnCana Corp.
6.300% due 11/01/2011	100	106

General Mills, Inc.
6.000% due 02/15/2012	91	98

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	100	102

KeySpan Corp.
7.625% due 11/15/2010	100	103

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	107

Shell International Finance BV
0.888% due 06/22/2012	100	100

Southern Co.
1.165% due 08/20/2010	200	200

Total Capital S.A.
3.000% due 06/24/2015	100	101

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	211

XTO Energy, Inc.
4.625% due 06/15/2013	200	216

		1,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.1%

Appalachian Power Co.
5.650% due 08/15/2012	$182	$195

British Telecommunications PLC
9.375% due 12/15/2010	200	207

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	50	50

Qatar Petroleum
5.579% due 05/30/2011	56	57

Sprint Capital Corp.
7.625% due 01/30/2011	200	204

Verizon Wireless Capital LLC
3.065% due 05/20/2011	200	205

		918

Total Corporate Bonds & Notes (Cost $13,188)		13,179

MUNICIPAL BONDS & NOTES 0.2%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $100)		100

U.S. GOVERNMENT AGENCIES 20.9%

Fannie Mae
0.303% due 05/13/2011 (d)	2,066	2,066
0.308% due 09/19/2011	500	500
0.407% due 12/25/2036	48	48
0.467% due 03/25/2034	22	22
0.497% due 08/25/2034	6	5
0.547% due 10/27/2037	100	100
0.601% due 06/25/2037	300	300
0.631% due 12/25/2036	300	300
0.697% due 05/25/2042	17	16
1.616% due 03/01/2044	57	59
1.634% due 07/01/2044	16	16
3.250% due 10/01/2031	4	4

Federal Home Loan Bank
0.250% due 07/11/2011	1,000	1,000
0.700% due 04/18/2011	500	501
0.750% due 07/08/2011	3,000	3,009

Freddie Mac
0.160% due 11/09/2011	400	399
0.387% due 12/25/2036	72	72
0.580% due 02/15/2019	198	198
0.700% due 06/15/2031	27	27
1.621% due 10/25/2044 - 02/25/2045	374	379
1.821% due 07/25/2044	72	73
3.250% due 02/25/2011	100	102
5.000% due 01/15/2018	16	17
5.500% due 08/15/2030	1	1
9.500% due 12/01/2019	1	1

Ginnie Mae
3.000% due 02/20/2032	14	14

Total U.S. Government Agencies (Cost $9,214)		9,229

U.S. TREASURY OBLIGATIONS 7.9%

U.S. Treasury Notes
0.750% due 05/31/2012	2,900	2,909
1.875% due 06/30/2015	600	603

Total U.S. Treasury Obligations (Cost $3,495)		3,512

MORTGAGE-BACKED SECURITIES 4.8%

Adjustable Rate Mortgage Trust
5.340% due 11/25/2035	1,265	995

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
3.550% due 07/20/2032	$1	$1
5.500% due 07/25/2035	72	69

Bear Stearns Adjustable Rate Mortgage Trust
3.529% due 01/25/2034	8	7

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	42	32

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	28	25

Countrywide Alternative Loan Trust
0.498% due 05/20/2046	13	12

Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	39	32

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	7	6
1.745% due 05/25/2032	1	1
2.508% due 06/25/2033	32	28

First Republic Mortgage Loan Trust
0.650% due 08/15/2032	28	25

Greenpoint Mortgage Funding Trust
0.567% due 06/25/2045	52	30

GS Mortgage Securities Corp. II
6.878% due 05/03/2018	450	468

GSR Mortgage Loan Trust
2.943% due 09/25/2035	47	44

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	67	40

Mellon Residential Funding Corp.
0.790% due 12/15/2030	14	13

Merrill Lynch Floating Trust
0.420% due 06/15/2022	55	52

MLCC Mortgage Investors, Inc.
1.249% due 10/25/2035	23	19

Structured Asset Mortgage Investments, Inc.
0.577% due 05/25/2045	81	46
0.598% due 07/19/2035	10	7
1.008% due 09/19/2032	8	7

Structured Asset Securities Corp.
0.397% due 05/25/2036	7	7

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	59	58
0.457% due 11/25/2046	42	41

WaMu Mortgage Pass-Through Certificates
1.412% due 02/25/2046	38	26
1.421% due 08/25/2046	54	33
1.621% due 11/25/2042	21	18
1.821% due 06/25/2042	4	4

Total Mortgage-Backed Securities (Cost $2,282)		2,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 3.3%

ACE Securities Corp.
0.397% due 12/25/2036	$18	$17

Ally Auto Receivables Trust
0.750% due 04/15/2012	100	100

BA Credit Card Trust
0.370% due 06/17/2013	200	200

Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	14	13
0.423% due 10/25/2036	18	17
1.007% due 10/25/2032	2	2

CarMax Auto Owner Trust
0.274% due 02/15/2011	64	64

Carrington Mortgage Loan Trust
0.447% due 06/25/2037	51	46

Chase Issuance Trust
1.900% due 04/15/2014	100	102
2.037% due 09/15/2015	200	208

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	6	6
0.507% due 02/25/2036	3	3
0.827% due 12/25/2031	3	1
1.087% due 05/25/2032	1	1

Credit Suisse First Boston Mortgage Securities Corp.
1.087% due 08/25/2032	3	2

Ford Credit Auto Owner Trust
1.770% due 06/15/2012	145	145

Fremont Home Loan Trust
0.407% due 01/25/2037	15	13

Irwin Home Equity Corp.
0.887% due 07/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036	17	16

MASTR Asset-Backed Securities Trust
0.397% due 11/25/2036	6	5

New Century Home Equity Loan Trust
0.607% due 06/25/2035	21	19

Renaissance Home Equity Loan Trust
0.707% due 11/25/2034	11	9
0.787% due 08/25/2033	12	10
0.847% due 12/25/2033	51	41

SLM Student Loan Trust
0.316% due 04/25/2017	45	45
0.446% due 04/25/2017	168	168
1.816% due 04/25/2023	177	183

Structured Asset Investment Loan Trust
0.397% due 07/25/2036	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.637% due 01/25/2033	$3	$3

Wells Fargo Home Equity Trust
0.587% due 10/25/2035	3	2

Total Asset-Backed Securities (Cost $1,462)		1,447

SOVEREIGN ISSUES 0.5%

Kommunalbanken A/S
3.375% due 11/15/2011	200	207

Total Sovereign Issues (Cost $203)		207

SHORT-TERM INSTRUMENTS 29.2%

REPURCHASE AGREEMENTS 4.9%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	1,800	1,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $1,861. Repurchase proceeds are $1,800.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	382	382
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $394. Repurchase proceeds are $382.)

		2,182

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 24.3%
	1,071,620	10,731

Total Short-Term Instruments (Cost $12,913)		12,913

Total Investments 96.6% (Cost $42,857)		$42,733

Written Options (f) (0.1%) (Premiums $27)		(38)

Other Assets and Liabilities (Net) 3.5%		1,562

Net Assets 100.0%		$44,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $66 and cash of $12 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Short	09/2010	9	$(27)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	$100	$(6)	$(7)	$1
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%	100	(2)	(3)	1
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.661%	100	0	1	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	100	0	0	0
General Electric Capital Corp.	MSC	5.000%	06/20/2011	1.733%	100	3	(6)	9
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	100	0	0	0
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	100	0	0	0
Morgan Stanley	JPM	0.850%	09/20/2012	2.501%	200	(7)	0	(7)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	100	2	(10)	12

						$(10)	$(25)	$15

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	1,400	$(4)	$(6)	$2

(f)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	$ 1,300	$8	$37
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	1,300	13	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	6	0

							$27	$38

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	41	$2,200	$24
Sales	72	3,600	49
Closing Buys	(113)	(2,200)	(46)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$3,600	$27

(g)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	27	07/2010	JPM	$0	$(1)	$(1)
Buy	CLP	10,534	01/2011	JPM	0	(2)	(2)
Buy	CNY	47	11/2010	BCLY	0	0	0
Buy		66	11/2010	CITI	0	0	0
Buy		180	11/2010	DUB	0	(1)	(1)
Buy		73	11/2010	MSC	0	0	0
Buy		66	01/2011	BOA	0	0	0
Buy		66	01/2011	MSC	0	0	0
Buy		46	04/2011	BCLY	0	0	0
Buy		65	04/2011	CITI	0	0	0
Buy		1,323	04/2011	HSBC	0	(3)	(3)
Buy		35	04/2011	RBS	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Short-Term Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	48	09/2010	BOA	$0	$(1)	$(1)
Buy	MXN	1,760	09/2010	HSBC	0	(2)	(2)
Buy	SGD	4	09/2010	CITI	0	0	0
Buy	ZAR	213	07/2010	BCLY	1	0	1
Sell		213	07/2010	BCLY	0	0	0
Buy		213	10/2010	BCLY	0	0	0

					$1	$(10)	$(9)

(h) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$13,179	$0	$13,179
Municipal Bonds & Notes	0	100	0	100
U.S. Government Agencies	0	9,229	0	9,229
U.S. Treasury Obligations	0	3,512	0	3,512
Mortgage-Backed Securities	0	2,146	0	2,146
Asset-Backed Securities	0	1,447	0	1,447
Sovereign Issues	0	207	0	207
Short-Term Instruments	10,731	2,182	0	12,913

Investments, at value	$10,731	$32,002	$0	$42,733
Financial Derivative Instruments (3)	$(27)	$(30)	$0	$(57)

Totals	$10,704	$31,972	$0	$42,676

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
U.S. Government Agencies	$95	$0	$0	$0	$5	$0	$(100)	$0	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total

Assets:
Unrealized appreciation on foreign currency contracts	$0	$1	$0	$0	$0	$1
Unrealized appreciation on swap agreements	2	0	23	0	0	25

	$2	$1	$23	$0	$0	$26

Liabilities:
Written options outstanding	$38	$0	$0	$0	$0	$38
Variation margin payable (2)	0	0	0	0	0	0
Unrealized depreciation on foreign currency contracts	0	10	0	0	0	10
Unrealized depreciation on swap agreements	0	0	8	0	0	8

	$38	$10	$8	$0	$0	$56

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$20	$0	$9	$0	$0	$29
Net realized gain on foreign currency transactions	0	8	0	0	0	8

	$20	$8	$9	$0	$0	$37

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(17)	$0	$(9)	$0	$0	$(26)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(7)	0	0	0	(7)

	$(17)	$(7)	$(9)	$0	$0	$(33)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(27) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

14	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The

Semiannual Report	June 30, 2010	15

Notes to Financial Statements  (Cont.)

rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a

16	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.

These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements  (Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

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June 30, 2010 (Unaudited)

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$103	$373

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 225	$ 26,306	$ 15,800	$ 0	$ 10,731	$ 6	$ 0

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8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$14,051	$10,590	$10,739	$4,591

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	77	$776	313	$3,080
Administrative Class	2,784	28,207	2,598	25,774
Advisor Class	451	4,576	42	429
Issued as reinvestment of distributions
Institutional Class	3	31	25	252
Administrative Class	7	76	48	482
Advisor Class	1	9	0	3
Cost of shares redeemed
Institutional Class	(63)	(635)	(869)	(8,650)
Administrative Class	(1,147)	(11,614)	(2,311)	(22,986)
Advisor Class	(32)	(327)	(5)	(58)
Net increase (decrease) resulting from Portfolio share transactions	2,081	$21,099	(159)	$(1,674)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	4	87
Advisor Class	2	100

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 191	$ (315)	$ (124)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	USD	United States Dollar
CLP	Chilean Peso	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi	SGD	Singapore Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2010	23

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS67 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Corporate Bonds & Notes	30.9%
Short-Term Instruments	30.2%
U.S. Government Agencies	21.6%
U.S. Treasury Obligations	8.2%
Mortgage-Backed Securities	5.0%
Other	4.1%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
	6 Months*	Portfolio Inception (09/30/09)
PIMCO Short-Term Portfolio Advisor Class	1.06%	1.60%
Citigroup 3-Month Treasury Bill Index±	0.05%	0.08%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Advisor Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,010.62	$1,021.32
Expenses Paid During Period†	$3.49	$3.51

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The hypothetical expenses reflect an amount as if the Advisor Class has been operational for the entire fiscal half-year. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Above benchmark U.S. duration (or sensitivity to changes in market interest rates) benefited returns as interest rates moved lower across the yield curve during the reporting period.

»	The Portfolio maintained its exposure to U.S. Agency mortgage-backed securities, which benefited performance, as the sector posted strong returns over the reporting period.

»	Exposure to the corporate sector added to returns as the sector posted strong performance over the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Short-Term Portfolio

Selected Per Share Data for the Period Ended:	06/30/2010+	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of period	$10.07	$10.14
Net investment income (a)	0.04	0.03
Net realized/unrealized gain (loss) on investments	0.07	0.02
Total income (loss) from investment operations	0.11	0.05
Dividends from net investment income	(0.04)	(0.03)
Distributions from net realized capital gains	0.00	(0.09)
Total distributions	(0.04)	(0.12)
Net asset value end of period	$10.14	$10.07
Total return	1.06%	0.53%
Net assets end of period (000s)	$4,633	$371
Ratio of expenses to average net assets	0.70%*	0.70%*
Ratio of net investment income (loss) to average net assets	0.85%*	1.19%*
Portfolio turnover rate	57%	524%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$29,820
Investments in Affiliates, at value	10,731
Repurchase agreements, at value	2,182
Cash	1
Deposits with counterparty	12
Foreign currency, at value	3
Receivable for investments sold	10
Receivable for Portfolio shares sold	2,585
Interest and dividends receivable	102
Dividends receivable from Affiliates	1
Swap premiums paid	1
Unrealized appreciation on foreign currency contracts	1
Unrealized appreciation on swap agreements	25
45,474

Liabilities:
Payable for investments purchased	$909
Payable for investments in Affiliates purchased	1
Payable for investments purchased on a delayed-delivery basis	200
Payable for Portfolio shares redeemed	5
Written options outstanding	38
Accrued related party fees	14
Swap premiums received	32
Unrealized depreciation on foreign currency contracts	10
Unrealized depreciation on swap agreements	8
1,217

Net Assets	$44,257

Net Assets Consist of:
Paid in capital	$44,093
Undistributed net investment income	198
Accumulated undistributed net realized gain	123
Net unrealized (depreciation)	(157)
$44,257

Net Assets:
Institutional Class	$6,492
Administrative Class	33,132
Advisor Class	4,633

Shares Issued and Outstanding:
Institutional Class	640
Administrative Class	3,266
Advisor Class	457

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.14
Administrative Class	10.14
Advisor Class	10.14

Cost of Investments Owned	$29,944
Cost of Investments in Affiliates Owned	$10,731
Cost of Repurchase Agreements Owned	$2,182
Cost of Foreign Currency Held	$3
Premiums Received on Written Options	$27

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$191
Dividends from Affiliate investments	6
Total Income	197

Expenses:
Investment advisory fees	33
Supervisory and administrative fees	26
Servicing fees – Administrative Class	14
Distribution and/or servicing fees – Advisor Class	3
Total Expenses	76

Net Investment Income	121

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	69
Net realized gain on futures contracts, written options and swaps	29
Net realized gain on foreign currency transactions	10
Net change in unrealized appreciation on investments	99
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(26)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(7)
Net Gain	174

Net Increase in Net Assets Resulting from Operations	$295

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$121	$521
Net realized gain	108	914
Net realized gain on Affiliate investments	0	2
Net change in unrealized appreciation	66	458
Net increase resulting from operations	295	1,895

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(196)
Administrative Class	(76)	(327)
Advisor Class	(9)	0
From net realized capital gains
Institutional Class	0	(56)
Administrative Class	0	(155)
Advisor Class	0	(3)

Total Distributions	(116)	(737)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	776	3,080
Administrative Class	28,207	25,774
Advisor Class	4,576	429
Issued as reinvestment of distributions
Institutional Class	31	252
Administrative Class	76	482
Advisor Class	9	3
Cost of shares redeemed
Institutional Class	(635)	(8,650)
Administrative Class	(11,614)	(22,986)
Advisor Class	(327)	(58)
Net increase (decrease) resulting from Portfolio share transactions	21,099	(1,674)

Total Increase (Decrease) in Net Assets	21,278	(516)

Net Assets:
Beginning of period	22,979	23,495
End of period*	$44,257	$22,979

*Including undistributed net investment income of:	$198	$193

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Short-Term Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.8%

BANKING & FINANCE 24.0%

Ally Financial, Inc.
7.250% due 03/02/2011	$100	$102

American Express Bank FSB
0.477% due 05/29/2012	250	246

American Honda Finance Corp.
1.289% due 06/20/2011	200	201

ASIF I
0.466% due 07/26/2010	300	302

Banco Santander Chile
1.557% due 04/20/2012	100	100

Barclays Bank PLC
1.038% due 01/13/2012	100	100

Bear Stearns Cos. LLC
0.646% due 08/15/2011	100	100
6.950% due 08/10/2012	100	110

BRFkredit A/S
0.553% due 04/15/2013	200	200

Canadian Imperial Bank of Commerce
2.600% due 07/02/2015 (b)	100	101

Caterpillar Financial Services Corp.
1.287% due 06/24/2011	200	202

Citibank N.A.
1.250% due 09/22/2011	500	504
1.375% due 08/10/2011	400	404

Citigroup, Inc.
0.662% due 03/16/2012	200	195
5.100% due 09/29/2011	100	103
6.000% due 02/21/2012	250	262

Commonwealth Bank of Australia
1.089% due 03/19/2013	200	200
3.500% due 03/19/2015	100	102

Credit Agricole S.A.
0.694% due 02/02/2012	100	100

Dexia Credit Local
0.544% due 01/12/2012	400	398
0.938% due 03/05/2013	500	501
1.188% due 09/23/2011	300	300

El Paso Performance-Linked Trust
7.750% due 07/15/2011	100	104

FIH Erhvervsbank A/S
0.907% due 06/13/2013	200	200

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	100	103

General Electric Capital Corp.
1.384% due 05/22/2013	100	99
1.800% due 03/11/2011	200	202

HSBC Finance Corp.
0.584% due 08/09/2011	250	248
0.586% due 04/24/2012	250	244
5.700% due 06/01/2011	100	103

ING Bank NV
1.333% due 03/30/2012	200	201

John Deere Capital Corp.
1.287% due 06/10/2011	250	252

JPMorgan Chase & Co.
1.106% due 12/02/2011	400	405

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	20

Lloyds TSB Bank PLC
1.625% due 10/14/2011	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.544% due 11/01/2011	$200	$197
6.050% due 08/15/2012	100	106

Metropolitan Life Global Funding I
0.787% due 03/15/2012	170	168

Morgan Stanley
0.545% due 01/09/2012	100	97
5.300% due 03/01/2013	100	104
5.750% due 08/31/2012	100	105

National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010	200	200

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	100	102

Pricoa Global Funding I
5.400% due 10/18/2012	200	215

Royal Bank of Scotland Group PLC
0.798% due 03/30/2012	200	199
0.823% due 04/08/2011	100	100
1.026% due 12/02/2011	100	100
1.121% due 05/11/2012	300	300

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012	100	97

Sun Life Financial Global Funding LP
0.783% due 10/06/2013	100	97

Suncorp-Metway Ltd.
1.803% due 07/16/2012	300	308

Swedbank AB
0.750% due 01/14/2013	300	299

Teva Pharmaceutical Finance III LLC
0.939% due 12/19/2011	100	100

Wachovia Bank N.A.
5.000% due 09/28/2011	100	103

Wachovia Corp.
0.433% due 10/15/2011	500	497

		10,608

INDUSTRIALS 3.7%

Boston Scientific Corp.
6.000% due 06/15/2011	100	102

Daimler Finance North America LLC
5.750% due 09/08/2011	100	104
5.875% due 03/15/2011	100	103

EnCana Corp.
6.300% due 11/01/2011	100	106

General Mills, Inc.
6.000% due 02/15/2012	91	98

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	100	102

KeySpan Corp.
7.625% due 11/15/2010	100	103

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	107

Shell International Finance BV
0.888% due 06/22/2012	100	100

Southern Co.
1.165% due 08/20/2010	200	200

Total Capital S.A.
3.000% due 06/24/2015	100	101

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	211

XTO Energy, Inc.
4.625% due 06/15/2013	200	216

		1,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.1%

Appalachian Power Co.
5.650% due 08/15/2012	$182	$195

British Telecommunications PLC
9.375% due 12/15/2010	200	207

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	50	50

Qatar Petroleum
5.579% due 05/30/2011	56	57

Sprint Capital Corp.
7.625% due 01/30/2011	200	204

Verizon Wireless Capital LLC
3.065% due 05/20/2011	200	205

		918

Total Corporate Bonds & Notes (Cost $13,188)		13,179

MUNICIPAL BONDS & NOTES 0.2%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $100)		100

U.S. GOVERNMENT AGENCIES 20.9%

Fannie Mae
0.303% due 05/13/2011 (d)	2,066	2,066
0.308% due 09/19/2011	500	500
0.407% due 12/25/2036	48	48
0.467% due 03/25/2034	22	22
0.497% due 08/25/2034	6	5
0.547% due 10/27/2037	100	100
0.601% due 06/25/2037	300	300
0.631% due 12/25/2036	300	300
0.697% due 05/25/2042	17	16
1.616% due 03/01/2044	57	59
1.634% due 07/01/2044	16	16
3.250% due 10/01/2031	4	4

Federal Home Loan Bank
0.250% due 07/11/2011	1,000	1,000
0.700% due 04/18/2011	500	501
0.750% due 07/08/2011	3,000	3,009

Freddie Mac
0.160% due 11/09/2011	400	399
0.387% due 12/25/2036	72	72
0.580% due 02/15/2019	198	198
0.700% due 06/15/2031	27	27
1.621% due 10/25/2044 - 02/25/2045	374	379
1.821% due 07/25/2044	72	73
3.250% due 02/25/2011	100	102
5.000% due 01/15/2018	16	17
5.500% due 08/15/2030	1	1
9.500% due 12/01/2019	1	1

Ginnie Mae
3.000% due 02/20/2032	14	14

Total U.S. Government Agencies (Cost $9,214)		9,229

U.S. TREASURY OBLIGATIONS 7.9%

U.S. Treasury Notes
0.750% due 05/31/2012	2,900	2,909
1.875% due 06/30/2015	600	603

Total U.S. Treasury Obligations (Cost $3,495)		3,512

MORTGAGE-BACKED SECURITIES 4.8%

Adjustable Rate Mortgage Trust
5.340% due 11/25/2035	1,265	995

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
3.550% due 07/20/2032	$1	$1
5.500% due 07/25/2035	72	69

Bear Stearns Adjustable Rate Mortgage Trust
3.529% due 01/25/2034	8	7

Bear Stearns Alt-A Trust
4.539% due 09/25/2035	42	32

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	28	25

Countrywide Alternative Loan Trust
0.498% due 05/20/2046	13	12

Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	39	32

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	7	6
1.745% due 05/25/2032	1	1
2.508% due 06/25/2033	32	28

First Republic Mortgage Loan Trust
0.650% due 08/15/2032	28	25

Greenpoint Mortgage Funding Trust
0.567% due 06/25/2045	52	30

GS Mortgage Securities Corp. II
6.878% due 05/03/2018	450	468

GSR Mortgage Loan Trust
2.943% due 09/25/2035	47	44

Harborview Mortgage Loan Trust
0.568% due 05/19/2035	67	40

Mellon Residential Funding Corp.
0.790% due 12/15/2030	14	13

Merrill Lynch Floating Trust
0.420% due 06/15/2022	55	52

MLCC Mortgage Investors, Inc.
1.249% due 10/25/2035	23	19

Structured Asset Mortgage Investments, Inc.
0.577% due 05/25/2045	81	46
0.598% due 07/19/2035	10	7
1.008% due 09/19/2032	8	7

Structured Asset Securities Corp.
0.397% due 05/25/2036	7	7

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	59	58
0.457% due 11/25/2046	42	41

WaMu Mortgage Pass-Through Certificates
1.412% due 02/25/2046	38	26
1.421% due 08/25/2046	54	33
1.621% due 11/25/2042	21	18
1.821% due 06/25/2042	4	4

Total Mortgage-Backed Securities (Cost $2,282)		2,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 3.3%

ACE Securities Corp.
0.397% due 12/25/2036	$18	$17

Ally Auto Receivables Trust
0.750% due 04/15/2012	100	100

BA Credit Card Trust
0.370% due 06/17/2013	200	200

Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	14	13
0.423% due 10/25/2036	18	17
1.007% due 10/25/2032	2	2

CarMax Auto Owner Trust
0.274% due 02/15/2011	64	64

Carrington Mortgage Loan Trust
0.447% due 06/25/2037	51	46

Chase Issuance Trust
1.900% due 04/15/2014	100	102
2.037% due 09/15/2015	200	208

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	6	6
0.507% due 02/25/2036	3	3
0.827% due 12/25/2031	3	1
1.087% due 05/25/2032	1	1

Credit Suisse First Boston Mortgage Securities Corp.
1.087% due 08/25/2032	3	2

Ford Credit Auto Owner Trust
1.770% due 06/15/2012	145	145

Fremont Home Loan Trust
0.407% due 01/25/2037	15	13

Irwin Home Equity Corp.
0.887% due 07/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036	17	16

MASTR Asset-Backed Securities Trust
0.397% due 11/25/2036	6	5

New Century Home Equity Loan Trust
0.607% due 06/25/2035	21	19

Renaissance Home Equity Loan Trust
0.707% due 11/25/2034	11	9
0.787% due 08/25/2033	12	10
0.847% due 12/25/2033	51	41

SLM Student Loan Trust
0.316% due 04/25/2017	45	45
0.446% due 04/25/2017	168	168
1.816% due 04/25/2023	177	183

Structured Asset Investment Loan Trust
0.397% due 07/25/2036	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.637% due 01/25/2033	$3	$3

Wells Fargo Home Equity Trust
0.587% due 10/25/2035	3	2

Total Asset-Backed Securities (Cost $1,462)		1,447

SOVEREIGN ISSUES 0.5%

Kommunalbanken A/S
3.375% due 11/15/2011	200	207

Total Sovereign Issues (Cost $203)		207

SHORT-TERM INSTRUMENTS 29.2%

REPURCHASE AGREEMENTS 4.9%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	1,800	1,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $1,861. Repurchase proceeds are $1,800.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	382	382
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $394. Repurchase proceeds are $382.)

		2,182

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 24.3%
	1,071,620	10,731

Total Short-Term Instruments (Cost $12,913)		12,913

Total Investments 96.6% (Cost $42,857)		$42,733

Written Options (f) (0.1%) (Premiums $27)		(38)

Other Assets and Liabilities (Net) 3.5%		1,562

Net Assets 100.0%		$44,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $66 and cash of $12 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Short	09/2010	9	$(27)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	$100	$(6)	$(7)	$1
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%	100	(2)	(3)	1
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.661%	100	0	1	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	100	0	0	0
General Electric Capital Corp.	MSC	5.000%	06/20/2011	1.733%	100	3	(6)	9
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	100	0	0	0
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	100	0	0	0
Morgan Stanley	JPM	0.850%	09/20/2012	2.501%	200	(7)	0	(7)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	100	2	(10)	12

						$(10)	$(25)	$15

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	1,400	$(4)	$(6)	$2

(f)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	$ 1,300	$8	$37
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	1,300	13	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	6	0

							$27	$38

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2009	41	$2,200	$24
Sales	72	3,600	49
Closing Buys	(113)	(2,200)	(46)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2010	0	$3,600	$27

(g)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	27	07/2010	JPM	$0	$(1)	$(1)
Buy	CLP	10,534	01/2011	JPM	0	(2)	(2)
Buy	CNY	47	11/2010	BCLY	0	0	0
Buy		66	11/2010	CITI	0	0	0
Buy		180	11/2010	DUB	0	(1)	(1)
Buy		73	11/2010	MSC	0	0	0
Buy		66	01/2011	BOA	0	0	0
Buy		66	01/2011	MSC	0	0	0
Buy		46	04/2011	BCLY	0	0	0
Buy		65	04/2011	CITI	0	0	0
Buy		1,323	04/2011	HSBC	0	(3)	(3)
Buy		35	04/2011	RBS	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Short-Term Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	48	09/2010	BOA	$0	$(1)	$(1)
Buy	MXN	1,760	09/2010	HSBC	0	(2)	(2)
Buy	SGD	4	09/2010	CITI	0	0	0
Buy	ZAR	213	07/2010	BCLY	1	0	1
Sell		213	07/2010	BCLY	0	0	0
Buy		213	10/2010	BCLY	0	0	0

					$1	$(10)	$(9)

(h) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$13,179	$0	$13,179
Municipal Bonds & Notes	0	100	0	100
U.S. Government Agencies	0	9,229	0	9,229
U.S. Treasury Obligations	0	3,512	0	3,512
Mortgage-Backed Securities	0	2,146	0	2,146
Asset-Backed Securities	0	1,447	0	1,447
Sovereign Issues	0	207	0	207
Short-Term Instruments	10,731	2,182	0	12,913

Investments, at value	$10,731	$32,002	$0	$42,733
Financial Derivative Instruments (3)	$(27)	$(30)	$0	$(57)

Totals	$10,704	$31,972	$0	$42,676

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
U.S. Government Agencies	$95	$0	$0	$0	$5	$0	$(100)	$0	$0

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total

Assets:
Unrealized appreciation on foreign currency contracts	$0	$1	$0	$0	$0	$1
Unrealized appreciation on swap agreements	2	0	23	0	0	25

	$2	$1	$23	$0	$0	$26

Liabilities:
Written options outstanding	$38	$0	$0	$0	$0	$38
Variation margin payable (2)	0	0	0	0	0	0
Unrealized depreciation on foreign currency contracts	0	10	0	0	0	10
Unrealized depreciation on swap agreements	0	0	8	0	0	8

	$38	$10	$8	$0	$0	$56

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$20	$0	$9	$0	$0	$29
Net realized gain on foreign currency transactions	0	8	0	0	0	8

	$20	$8	$9	$0	$0	$37

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(17)	$0	$(9)	$0	$0	$(26)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(7)	0	0	0	(7)

	$(17)	$(7)	$(9)	$0	$0	$(33)

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(27) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

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Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The

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Notes to Financial Statements  (Cont.)

rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a

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security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.

These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements  (Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

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June 30, 2010 (Unaudited)

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has

Semiannual Report	June 30, 2010	19

Notes to Financial Statements  (Cont.)

entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$103	$373

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized Gain
$ 225	$ 26,306	$ 15,800	$ 0	$ 10,731	$ 6	$ 0

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$14,051	$10,590	$10,739	$4,591

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	77	$776	313	$3,080
Administrative Class	2,784	28,207	2,598	25,774
Advisor Class	451	4,576	42	429
Issued as reinvestment of distributions
Institutional Class	3	31	25	252
Administrative Class	7	76	48	482
Advisor Class	1	9	0	3
Cost of shares redeemed
Institutional Class	(63)	(635)	(869)	(8,650)
Administrative Class	(1,147)	(11,614)	(2,311)	(22,986)
Advisor Class	(32)	(327)	(5)	(58)
Net increase (decrease) resulting from Portfolio share transactions	2,081	$21,099	(159)	$(1,674)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	4	87
Advisor Class	2	100

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

June 30, 2010 (Unaudited)

PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 191	$ (315)	$ (124)

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	USD	United States Dollar
CLP	Chilean Peso	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi	SGD	Singapore Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2010	23

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS65 SAR 063010

Share Class	Administrative

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	27.4%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	23.3%
U.S. Government Agencies	14.4%
Mortgage-Backed Securities	3.6%
Other	4.8%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/31/97)
PIMCO Total Return Portfolio Administrative Class	5.48%	12.36%	7.26%	7.30%	6.74%
Barclays Capital U.S. Aggregate Index±	5.33%	9.50%	5.54%	6.47%	6.11%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.74% for Administrative Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,054.79	$1,021.57
Expenses Paid During Period†	$3.31	$3.26

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Tactical management of U.S. duration (or sensitivity to changes in market interest rates) added to returns as the ten-year U.S. Treasury yield declined during the latter part of the reporting period.

»	The Portfolio’s exposure to core European duration added to returns as yields in this region declined during the reporting period.

»	An emphasis on short maturities in the U.S. detracted from performance as the yield curve flattened during the reporting period, as measured by the difference between two- and 30-year yields.

»	An underweight to Agency mortgage-backed securities detracted from returns as this sector outperformed like-duration U.S. Treasury securities over the reporting period.

»

An underweight to corporate securities benefited performance as corporate securities underperformed like-duration U.S. Treasury securities; however a focus on financials detracted from returns as financials underperformed the broader corporate market during the reporting period.

»	Within the high-yield sector, a focus on financial companies added to returns as high-yield financials outpaced like-duration U.S. Treasury securities during the reporting period.

»	Exposure to local rates in Brazil added to returns during the reporting period.

»

Exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as these currencies mostly depreciated relative to the U.S. dollar during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Administrative Class
Net asset value beginning of year or period	$10.82	$10.31	$10.49	$10.12	$10.24	$10.51
Net investment income (a)	0.11	0.49	0.46	0.49	0.44	0.35
Net realized/unrealized gain (loss) on investments	0.48	0.93	0.03	0.37	(0.06)	(0.09)
Total income from investment operations	0.59	1.42	0.49	0.86	0.38	0.26
Dividends from net investment income	(0.13)	(0.57)	(0.47)	(0.49)	(0.45)	(0.36)
Distributions from net realized capital gains	0.00	(0.34)	(0.20)	0.00	(0.05)	(0.17)
Total distributions	(0.13)	(0.91)	(0.67)	(0.49)	(0.50)	(0.53)
Net asset value end of year or period	$11.28	$10.82	$10.31	$10.49	$10.12	$10.24
Total return	5.48%	14.04%	4.79%	8.74%	3.84%	2.45%
Net assets end of year or period (000s)	$6,673,709	$5,566,064	$4,057,408	$3,893,715	$3,114,697	$2,704,383
Ratio of expenses to average net assets	0.65%*	0.74%	0.88%	0.83%	0.67%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.01%*	4.52%	4.38%	4.78%	4.36%	3.38%
Portfolio turnover rate	230%	381%	355%	298%	303%	344%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$5,998,854
Investments in Affiliates, at value	1,743,862
Repurchase agreements, at value	383,469
Cash	454
Foreign currency, at value	436
Receivable for investments sold	460,708
Receivable for investments sold on a delayed-delivery basis	13,341
Receivable for Portfolio shares sold	24,779
Interest and dividends receivable	39,731
Dividends receivable from Affiliates	597
Variation margin receivable	64
Swap premiums paid	19,782
Unrealized appreciation on foreign currency contracts	20,829
Unrealized appreciation on swap agreements	19,172
8,726,078

Liabilities:
Payable for reverse repurchase agreements	$324,482
Payable for investments purchased	924,378
Payable for investments in Affiliates purchased	596
Payable for investments purchased on a delayed-delivery basis	13,341
Payable for Portfolio shares redeemed	72,381
Payable for short sales	37,964
Written options outstanding	17,072
Deposits from counterparty	41,664
Accrued related party fees	3,719
Variation margin payable	162
Swap premiums received	5,546
Unrealized depreciation on foreign currency contracts	4,809
Unrealized depreciation on swap agreements	2,735
Other liabilities	21
1,448,870

Net Assets	$7,277,208

Net Assets Consist of:
Paid in capital	$6,792,091
Undistributed net investment income	31,096
Accumulated undistributed net realized gain	247,901
Net unrealized appreciation	206,120
$7,277,208

Net Assets:
Institutional Class	$251,114
Administrative Class	6,673,709
Advisor Class	352,385

Shares Issued and Outstanding:
Institutional Class	22,267
Administrative Class	591,765
Advisor Class	31,246

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.28
Administrative Class	11.28
Advisor Class	11.28

Cost of Investments Owned	$5,847,045
Cost of Investments in Affiliates Owned	$1,743,653
Cost of Repurchase Agreements Owned	$383,469
Cost of Foreign Currency Held	$440
Proceeds Received on Short Sales	$37,674
Premiums Received on Written Options	$14,926

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$84,342
Dividends	97
Dividends from Affiliate investments	2,582
Miscellaneous income	3
Total Income	87,024

Expenses:
Investment advisory fees	8,069
Supervisory and administrative fees	8,069
Servicing fees – Administrative Class	4,450
Distribution and/or servicing fees – Advisor Class	325
Trustees’ fees	58
Interest expense	52
Total Expenses	21,023

Net Investment Income	66,001

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	26,889
Net realized (loss) on Affiliate investments	(140)
Net realized gain on futures contracts, written options and swaps	115,047
Net realized gain on foreign currency transactions	10,554
Net change in unrealized appreciation on investments	101,643
Net change in unrealized appreciation on Affiliate investments	518
Net change in unrealized appreciation on futures contracts, written options and swaps	23,109
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,233
Net Gain	288,853

Net Increase in Net Assets Resulting from Operations	$354,854

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$66,001	$223,548
Net realized gain	152,490	219,370
Net realized gain (loss) on Affiliate investments	(140)	48
Net change in unrealized appreciation	135,985	182,696
Net change in unrealized appreciation (depreciation) on Affiliate investments	518	(309)
Net increase resulting from operations	354,854	625,353

Distributions to Shareholders:
From net investment income
Institutional Class	(3,049)	(9,639)
Administrative Class	(71,822)	(240,232)
Advisor Class	(3,037)	(6,626)
From net realized capital gains
Institutional Class	0	(7,057)
Administrative Class	0	(165,455)
Advisor Class	0	(5,754)

Total Distributions	(77,908)	(434,763)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	31,711	128,704
Administrative Class	1,436,160	2,454,875
Advisor Class	165,381	161,558
Issued in reorganization
Institutional Class	0	16,694
Administrative Class	0	381,833
Advisor Class	0	12,380
Issued as reinvestment of distributions
Institutional Class	3,049	0
Administrative Class	71,822	0
Advisor Class	3,037	0
Cost of shares redeemed
Institutional Class	(33,522)	(68,374)
Administrative Class	(655,718)	(1,508,380)
Advisor Class	(32,844)	(47,668)
Net increase resulting from Portfolio share transactions	989,076	1,531,622

Total Increase in Net Assets	1,266,022	1,722,212

Net Assets:
Beginning of period	6,011,186	4,288,974
End of period*	$7,277,208	$6,011,186

*Including undistributed net investment income of:	$31,096	$43,003

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Total Return Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

American General Finance Corp.
7.250% due 04/21/2015		$6,900	$6,727

Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		326	242
3.874% due 10/10/2014		1,453	1,078
4.033% due 10/10/2014		30	28
4.066% due 10/10/2014		2,079	1,542

Total Bank Loan Obligations (Cost $10,416)			9,617

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 21.6%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,365

Ally Financial, Inc.
5.375% due 06/06/2011		30,500	30,576
5.750% due 09/27/2010	EUR	4,200	5,123
6.000% due 12/15/2011		$1,100	1,098
6.000% due 05/23/2012		4,500	4,444
6.875% due 09/15/2011		5,000	5,065
6.875% due 08/28/2012		3,200	3,224
8.300% due 02/12/2015		11,100	11,266

American Express Bank FSB
3.150% due 12/09/2011		6,700	6,942
6.000% due 09/13/2017		3,900	4,289

American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,585
6.000% due 09/13/2017		3,900	4,294

American Express Co.
7.000% due 03/19/2018		200	231

American Express Credit Corp.
0.510% due 06/16/2011		500	498
0.526% due 12/02/2010		200	200
5.875% due 05/02/2013		700	767

American General Finance Corp.
0.787% due 12/15/2011		8,700	7,803
4.125% due 11/29/2013	EUR	10,000	9,716

American International Group, Inc.
0.414% due 10/18/2011		$100	94
4.950% due 03/20/2012		1,700	1,704
5.050% due 10/01/2015		1,800	1,663
5.450% due 05/18/2017		400	357
5.600% due 10/18/2016		2,100	1,928
5.850% due 01/16/2018		31,800	28,580
6.250% due 03/15/2037		2,100	1,438
8.000% due 05/22/2038	EUR	12,900	11,752
8.175% due 05/15/2068		$3,000	2,392
8.250% due 08/15/2018		12,000	12,210

ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,207

Banco Santander Chile
1.557% due 04/20/2012		11,600	11,599

Bank of America Corp.
0.766% due 08/15/2016		2,800	2,463
2.375% due 06/22/2012		6,500	6,703
6.000% due 09/01/2017		7,000	7,381
6.500% due 08/01/2016		32,700	35,451

Bank of America N.A.
6.000% due 10/15/2036		2,100	2,028

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,094

Bank of Montreal
2.850% due 06/09/2015		4,700	4,784

Bank of Scotland PLC
0.597% due 12/08/2010		6,300	6,290

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Bank PLC
5.450% due 09/12/2012		$40,000	$42,539
6.050% due 12/04/2017		16,800	16,990
10.179% due 06/12/2021		2,080	2,609

Bear Stearns Cos. LLC
0.646% due 08/15/2011		900	901
0.704% due 07/19/2010		7,400	7,401
6.400% due 10/02/2017		27,900	31,053

BNP Paribas
5.186% due 06/29/2049		15,600	12,909

C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	2,844

Caelus Re Ltd.
6.788% due 06/07/2011		2,700	2,621

Citibank N.A.
1.875% due 05/07/2012		8,000	8,171
1.875% due 06/04/2012		300	306

Citigroup Capital XXI
8.300% due 12/21/2057		19,500	19,089

Citigroup Funding, Inc.
1.875% due 10/22/2012		8,000	8,175
2.250% due 12/10/2012		1,400	1,442

Citigroup, Inc.
0.662% due 03/16/2012		5,500	5,371
0.807% due 06/09/2016		13,100	10,643
2.125% due 04/30/2012		3,800	3,896
2.875% due 12/09/2011		20,040	20,673
5.300% due 10/17/2012		2,200	2,282
5.500% due 08/27/2012		5,500	5,737
5.500% due 04/11/2013		40,900	42,554
5.625% due 08/27/2012		4,400	4,537
5.850% due 07/02/2013		1,400	1,467
6.000% due 02/21/2012		3,789	3,968
6.125% due 05/15/2018		3,000	3,138
6.125% due 08/25/2036		15,000	13,692
8.500% due 05/22/2019		2,100	2,509

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	911
5.800% due 06/07/2012		$10,300	10,838

DBS Bank Ltd.
0.656% due 05/16/2017		1,000	946

Deutsche Bank AG
6.000% due 09/01/2017		24,600	27,188

Dexia Credit Local
0.808% due 04/29/2014		21,700	21,697
0.938% due 03/05/2013		48,000	48,052
1.188% due 09/23/2011		15,200	15,225

FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	6,314
7.125% due 01/15/2013		700	865

FIH Erhvervsbank A/S
0.907% due 06/13/2013		$76,000	75,934

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		500	510
7.250% due 10/25/2011		200	206
7.375% due 02/01/2011		10,900	11,106
7.500% due 08/01/2012		2,600	2,660
8.000% due 12/15/2016		500	512
8.625% due 11/01/2010		400	407

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	9,915

General Electric Capital Corp.
2.000% due 09/28/2012		$2,700	2,767
2.125% due 12/21/2012		4,000	4,116
2.625% due 12/28/2012		7,200	7,488
3.000% due 12/09/2011		41,300	42,683
5.500% due 09/15/2067	EUR	24,100	24,755
5.875% due 01/14/2038		$8,100	7,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2067		$14,800	$13,856

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		17,300	18,008
6.250% due 09/01/2017		14,900	15,802
6.750% due 10/01/2037		3,300	3,249

HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,667
6.500% due 09/15/2037		2,900	3,015

ING Bank NV
1.333% due 03/30/2012		57,400	57,615

International Lease Finance Corp.
1.058% due 08/15/2011	EUR	25,000	28,166
5.250% due 01/10/2013		$2,680	2,466
5.400% due 02/15/2012		16,152	15,385
5.875% due 05/01/2013		1,000	928
6.375% due 03/25/2013		2,580	2,432

JPMorgan Chase & Co.
6.000% due 01/15/2018		3,900	4,316

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,003

JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,200	1,153

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		2,400	2,277

KeyBank N.A.
0.815% due 11/21/2011	EUR	400	469

LBG Capital No.1 PLC
7.875% due 11/01/2020		$5,100	4,156
8.500% due 12/29/2049		1,100	864

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	960
5.125% due 06/27/2014 (a)	EUR	950	266
5.316% due 04/05/2011 (a)		10	3
5.625% due 01/24/2013 (a)		$3,800	788
6.875% due 05/02/2018 (a)		3,200	668

Lloyds TSB Bank PLC
5.800% due 01/13/2020		21,500	20,349
12.000% due 12/29/2049		32,700	32,905

Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,366

Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		8,500	8,428
6.150% due 04/25/2013		10,000	10,701
6.875% due 04/25/2018		17,800	19,029

MetLife, Inc.
6.400% due 12/15/2036		1,700	1,504

Metropolitan Life Global Funding I
0.698% due 07/13/2011		34,700	34,673
5.125% due 11/09/2011		8,200	8,528

Morgan Stanley
2.930% due 05/14/2013		9,400	9,441
3.250% due 12/01/2011		20,100	20,835
5.950% due 12/28/2017		10,600	10,757

MUFG Capital Finance 5 Ltd.
6.299% due 12/31/2049	GBP	700	890

Mystic Re Ltd.
10.538% due 06/07/2011		$2,200	2,131

National Australia Bank Ltd.
5.350% due 06/12/2013		6,100	6,615

Nationwide Building Society
6.250% due 02/25/2020		9,300	9,841

Nomura Europe Finance NV
0.683% due 07/05/2011		19,500	19,126

Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,341

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Total Return Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleum Export Ltd.
5.265% due 06/15/2011		$353	$353

Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,628

Rabobank Nederland NV
11.000% due 06/29/2049		975	1,209

Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,136

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		22,900	22,953
3.000% due 12/09/2011		50,500	51,869
6.990% due 10/29/2049		12,000	7,860
7.648% due 08/29/2049		1,500	1,132

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		42,900	41,653

SLM Corp.
0.546% due 10/25/2011		200	189
0.616% due 01/27/2014		1,650	1,362
0.933% due 11/15/2011	EUR	1,000	1,166
3.125% due 09/17/2012		5,200	5,705
4.875% due 12/17/2012	GBP	2,800	3,876
5.000% due 04/15/2015		$5,000	4,306
5.125% due 08/27/2012		5,780	5,698
8.000% due 03/25/2020		3,600	3,169
8.450% due 06/15/2018		10,600	9,803

State Street Capital Trust III
8.250% due 01/29/2049		6,800	6,814

State Street Capital Trust IV
1.537% due 06/15/2037		1,000	720

Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,801

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,230

UBS AG
1.584% due 02/23/2012		10,400	10,441
5.750% due 04/25/2018		4,600	4,756
5.875% due 12/20/2017		4,700	4,985

UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	336

Union Planters Corp.
7.750% due 03/01/2011		5,400	5,476

USB Capital IX
6.189% due 10/29/2049		900	658

Wachovia Corp.
0.433% due 10/15/2011		8,100	8,044
0.657% due 03/15/2011		5,900	5,903
0.832% due 02/13/2014	EUR	5,200	6,092
5.500% due 05/01/2013		$8,300	9,017
5.750% due 02/01/2018		16,900	18,555

Wells Fargo & Co.
0.763% due 08/01/2011	EUR	400	483

Westpac Banking Corp.
0.784% due 07/16/2014		$3,000	3,019

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		300	349

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		7,000	7,061

ZFS Finance USA Trust IV
5.875% due 05/09/2032		1,285	1,141

			1,569,116

INDUSTRIALS 3.6%

Altria Group, Inc.
4.125% due 09/11/2015		6,400	6,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amgen, Inc.
6.150% due 06/01/2018	$1,200	$1,423

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	21,500	22,539
5.375% due 01/15/2020	21,500	23,229

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,931
6.450% due 09/15/2037	2,400	2,925

Codelco, Inc.
6.150% due 10/24/2036	700	774

Comcast Corp.
5.875% due 02/15/2018	1,700	1,896
6.450% due 03/15/2037	1,700	1,848

CSC Holdings LLC
7.625% due 04/01/2011	7,000	7,210

Dell, Inc.
5.650% due 04/15/2018	11,200	12,489

El Paso Corp.
7.800% due 08/01/2031	900	895
7.875% due 06/15/2012	3,900	4,115
9.625% due 05/15/2012	800	854

Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	1,200	1,217
7.201% due 02/01/2020	894	931
7.343% due 04/11/2013	1,700	1,806
8.146% due 04/11/2018	6,700	7,345

International Business Machines Corp.
5.700% due 09/14/2017	2,400	2,795

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	24,000	25,977

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	1,500	1,683

Oracle Corp.
4.950% due 04/15/2013	13,100	14,343
5.750% due 04/15/2018	12,900	14,967

Petrobras International Finance Co.
7.875% due 03/15/2019	33,900	38,989

Roche Holdings, Inc.
7.000% due 03/01/2039	11,800	15,427

Rohm and Haas Co.
6.000% due 09/15/2017	3,700	4,044

Total Capital S.A.
4.450% due 06/24/2020	2,600	2,662

Union Pacific Corp.
5.700% due 08/15/2018	13,800	15,494

United Airlines, Inc.
8.030% due 07/01/2011 (a)	465	696

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,593

Vale Overseas Ltd.
5.625% due 09/15/2019	16,600	17,614
6.250% due 01/23/2017	1,300	1,420
6.875% due 11/21/2036	1,300	1,361

		264,023

UTILITIES 0.8%

AT&T, Inc.
4.950% due 01/15/2013	5,200	5,649
5.500% due 02/01/2018	5,200	5,764
6.300% due 01/15/2038	3,600	3,929

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	20,639

Entergy Gulf States, Inc.
5.700% due 06/01/2015	1,660	1,662

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Electric Power Corp.
5.125% due 04/23/2034	$90	$96

NGPL PipeCo LLC
6.514% due 12/15/2012	5,800	5,780

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,755

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	674

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,693

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,646

		61,287

Total Corporate Bonds & Notes (Cost $1,841,282)		1,894,426

CONVERTIBLE BONDS & NOTES 0.5%

Transocean, Inc.
1.500% due 12/15/2037	37,100	33,112

Total Convertible Bonds & Notes (Cost $34,464)		33,112

MUNICIPAL BONDS & NOTES 2.7%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (b)	8,600	8,693

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	5,100	5,448
7.550% due 04/01/2039	2,000	2,148

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	29,300	30,806

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,200	2,343

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	2,400	2,486

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	4,100	4,584

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	3,900	3,970

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,860

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	899

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	2,400	2,283
6.900% due 03/01/2035	1,000	967

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,129

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	771

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,877

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,100	8,887

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	$5,100	$5,144

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	6,500	6,799

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	15,900	15,881

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,902

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	29,868

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.762% due 06/15/2031	5,130	6,068

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	4,185	4,207

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,127
5.125% due 06/01/2046	655	421

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.817% due 02/15/2031	3,390	4,081

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.750% due 02/01/2027	2,575	3,081
9.849% due 10/01/2031	6,240	7,458

Total Municipal Bonds & Notes (Cost $176,351)		197,267

U.S. GOVERNMENT AGENCIES 16.1%

Fannie Mae
0.407% due 12/25/2036 - 07/25/2037	9,425	8,768

0.657% due 04/25/2037	6,033	5,998
0.697% due 03/25/2044	3,429	3,244
0.797% due 09/25/2035	11,431	11,297
1.125% due 07/30/2012	14,800	14,909
1.621% due 06/01/2043	2,873	2,893
1.634% due 07/01/2044	808	802
1.700% due 04/01/2035	5,053	5,175
1.750% due 05/07/2013 (i)	38,700	39,445
1.821% due 09/01/2040	19	19
2.557% due 01/01/2025	17	17
2.885% due 05/25/2035	671	702
3.000% due 09/01/2039	31	32
3.093% due 08/01/2035	3,255	3,326
3.145% due 11/01/2025	1	1
4.000% due 07/01/2040	83,000	84,089
4.063% due 10/01/2032	1,006	1,034
4.210% due 11/01/2035	184	190
4.500% due 07/01/2040 - 09/01/2040	174,000	179,901

4.680% due 12/01/2036	1,563	1,634
4.914% due 09/01/2034	1,427	1,482
5.000% due 02/25/2017 - 04/25/2033	3,443	3,735

5.062% due 09/01/2035	1,254	1,337
5.147% due 08/01/2035	1,405	1,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/01/2019 - 08/01/2040	$128,150	$138,000

6.000% due 09/01/2016 - 08/01/2040	450,418	490,130

6.000% due 12/01/2036 (i)	16,799	18,286
6.500% due 06/01/2029 - 07/01/2040	27,313	29,936

7.000% due 04/25/2023 - 06/01/2032	1,829	2,032

Federal Home Loan Bank
0.875% due 08/22/2012	2,300	2,304

Federal Housing Administration
7.430% due 01/25/2023	44	44

Freddie Mac
0.500% due 07/15/2019	5,122	5,107
0.650% due 05/15/2036	3,626	3,627
0.800% due 11/15/2030	20	20
0.850% due 09/15/2030	17	17
1.125% due 06/01/2011 - 07/27/2012	45,400	45,742

1.621% due 02/25/2045	481	486
2.985% due 07/01/2027	1	1
3.066% due 01/01/2028	1	1
3.138% due 07/01/2030	1	1
4.125% due 12/21/2012	1,200	1,296
5.500% due 10/01/2034 - 07/01/2040	2,190	2,354

6.000% due 07/01/2016 - 08/01/2040	46,574	50,444

6.500% due 03/01/2013 - 10/01/2037	430	468
7.000% due 06/15/2023	1,055	1,174
7.500% due 07/15/2030 - 03/01/2032	178	203

8.500% due 08/01/2024	10	11

Ginnie Mae
0.848% due 09/20/2030	14	14
0.950% due 02/16/2030	157	158
2.750% due 02/20/2032	331	338
3.125% due 10/20/2029 - 11/20/2029	144	148

3.375% due 02/20/2027	3	3
3.625% due 07/20/2030	6	7
4.375% due 04/20/2026 - 05/20/2030	65	67

5.500% due 04/15/2033 - 09/15/2033	318	347

6.000% due 07/01/2040	7,000	7,627
6.500% due 03/15/2031 - 04/15/2032	118	132

Small Business Administration
5.130% due 09/01/2023	52	56
6.030% due 02/01/2012	1,211	1,270
6.290% due 01/01/2021	111	120
6.344% due 08/01/2011	54	56
7.449% due 08/01/2010	3	3
7.500% due 04/01/2017	391	430

Total U.S. Government Agencies (Cost $1,129,148)		1,173,993

U.S. TREASURY OBLIGATIONS 30.6%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	10,510	10,687
2.000% due 01/15/2026	22,296	23,631
2.375% due 01/15/2025	14,456	16,073

U.S. Treasury Bonds
3.500% due 02/15/2039	2,000	1,863
4.250% due 05/15/2039	31,800	33,708
4.375% due 02/15/2038	4,200	4,552
4.375% due 11/15/2039	18,100	19,593
4.375% due 05/15/2040	37,900	41,098
4.625% due 02/15/2040	62,800	70,787
4.750% due 02/15/2037	6,900	7,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 02/15/2031	$7,500	$9,244
8.750% due 05/15/2020	16,300	24,381

U.S. Treasury Notes
0.625% due 06/30/2012	192,800	192,874
0.750% due 05/31/2012 (i)	152,300	152,788
1.125% due 06/15/2013	124,800	125,356
1.375% due 03/15/2013	22,000	22,292
1.375% due 05/15/2013	82,100	83,133
1.875% due 06/30/2015	61,600	61,874
2.125% due 05/31/2015	122,900	125,080
2.250% due 01/31/2015	1,500	1,538
2.375% due 02/28/2015	14,800	15,260
2.500% due 04/30/2015	21,900	22,689
2.500% due 06/30/2017	230,700	231,890
2.750% due 05/31/2017	148,700	151,964
2.750% due 02/15/2019	28,700	28,622
3.125% due 04/30/2017	143,600	150,219
3.250% due 03/31/2017	300	316
3.375% due 11/15/2019	50,400	52,255
3.500% due 05/15/2020 (h)(i)	335,500	351,543
3.625% due 08/15/2019	71,600	75,790
3.625% due 02/15/2020	111,800	118,255

Total U.S. Treasury Obligations (Cost $2,179,476)		2,227,295

MORTGAGE-BACKED SECURITIES 4.0%

American Home Mortgage Investment Trust
2.527% due 02/25/2045	1,904	1,718

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	77	77
5.451% due 01/15/2049	11,600	11,771
5.928% due 05/10/2045	6,400	6,791
5.935% due 02/10/2051	3,200	3,347

Banc of America Funding Corp.
2.926% due 05/25/2035	3,068	3,022

Banc of America Mortgage Securities, Inc.
2.956% due 05/25/2033	3,420	3,288
6.500% due 10/25/2031	463	466
6.500% due 09/25/2033	210	218

Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 04/25/2033	513	499
2.984% due 07/25/2034	2,678	2,389
3.359% due 11/25/2030	3	3
3.398% due 02/25/2033	76	69
3.398% due 11/25/2034	6,838	5,840
3.552% due 01/25/2034	1,190	1,159
4.069% due 11/25/2034	1,879	1,773
4.999% due 01/25/2035	1,963	1,983
5.676% due 02/25/2033	99	99

Bear Stearns Alt-A Trust
2.759% due 05/25/2035	4,432	3,434
4.539% due 09/25/2035	2,726	2,065

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	982
5.471% due 01/12/2045	2,800	2,903
5.700% due 06/11/2050	9,400	9,528
5.703% due 06/11/2050	8,600	9,164

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	5,429	3,432
5.563% due 12/26/2046	3,226	2,133

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,107	1,014

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	3,000	2,921

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,900	4,791

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	4,122	2,159

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	$7,773	$7,153
3.506% due 11/25/2034	4,495	3,840
5.250% due 02/20/2036	1,376	1,004
5.750% due 05/25/2033	75	75

Credit Suisse First Boston Mortgage Securities Corp.
4.824% due 06/25/2032	22	18

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	900	938

First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	139	101

First Horizon Asset Securities, Inc.
5.266% due 10/25/2035	8,760	6,908

First Nationwide Trust
6.750% due 08/21/2031	6	6

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	1,792	1,625
0.427% due 01/25/2047	2,140	2,000

Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	2,900	2,423

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	416
5.317% due 06/10/2036	915	979
5.444% due 03/10/2039	4,400	4,418

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	7,049	6,826
5.396% due 08/10/2038	905	956

GSR Mortgage Loan Trust
2.943% due 09/25/2035	13,142	12,360
5.209% due 11/25/2035	5,502	5,179

Harborview Mortgage Loan Trust
0.438% due 01/19/2038	727	725
0.538% due 01/19/2038	10,244	5,443
0.568% due 05/19/2035	940	557
2.964% due 07/19/2035	3,824	3,012

Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	9	9

Indymac ARM Trust
2.463% due 01/25/2032	3	2

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	286	285

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	6,736
5.420% due 01/15/2049	20,956	20,529
5.882% due 02/15/2051	2,300	2,312

JPMorgan Mortgage Trust
5.017% due 02/25/2035	3,004	3,010
5.750% due 01/25/2036	3,298	2,890

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	5,500	5,276

Merrill Lynch Floating Trust
0.888% due 07/09/2021	12,197	11,267

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	2,749	2,091

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	120	121

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	700	573
1.249% due 10/25/2035	1,325	1,107
2.361% due 04/25/2035	14,827	13,462

Morgan Stanley Capital I
0.410% due 10/15/2020	1,607	1,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.809% due 12/12/2049	$600	$623
6.075% due 06/11/2049	3,100	3,156

Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	2,200	2,311

Prime Mortgage Trust
0.747% due 02/25/2019	73	69
0.747% due 02/25/2034	531	482

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	381	391

Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030	1,178	1,221

Structured Adjustable Rate Mortgage Loan Trust
5.465% due 07/25/2035	1,119	1,001

Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	5,646	5,092
1.008% due 09/19/2032	106	91

Structured Asset Securities Corp.
2.238% due 07/25/2032	10	7
2.920% due 02/25/2032	14	13

SunTrust Adjustable Rate Mortgage Loan Trust
5.829% due 02/25/2037	12,043	9,347

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	2,878	2,771

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	8,092	6,857
0.440% due 09/15/2021	14,506	13,183
5.308% due 11/15/2048	2,000	2,075

WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	1,014	790
1.621% due 11/25/2042	482	416
1.821% due 08/25/2042	1,197	1,052

Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	5,365	4,765
4.886% due 01/25/2035	4,880	4,752
4.988% due 12/25/2034	3,387	3,440

Total Mortgage-Backed Securities (Cost $301,876)		291,032

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
0.397% due 12/25/2036	588	533

Ally Auto Receivables Trust
1.320% due 03/15/2012	5,445	5,458

Amortizing Residential Collateral Trust
0.617% due 06/25/2032	204	169

Asset-Backed Funding Certificates
0.407% due 01/25/2037	587	575

Bear Stearns Asset-Backed Securities Trust
0.423% due 10/25/2036	630	579
0.437% due 06/25/2047	1,444	1,364

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	536	527
0.397% due 05/25/2047	571	556

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	804	721

EMC Mortgage Loan Trust
0.717% due 05/25/2040	418	328

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	1,251	1,222

Fremont Home Loan Trust
0.407% due 01/25/2037	853	719

HSBC Home Equity Loan Trust
0.638% due 01/20/2034	5,300	4,826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		$461	$418

JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047		2,983	2,148

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		156	134

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		296	294

Morgan Stanley ABS Capital I
0.387% due 10/25/2036		258	255
0.397% due 10/25/2036		26	26

Nelnet Student Loan Trust
0.598% due 12/22/2016		4,202	4,191

Park Place Securities, Inc.
0.660% due 10/25/2034		1,216	1,174

SBI HELOC Trust
0.517% due 08/25/2036		292	284

Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037		3,247	2,409

SLM Student Loan Trust
0.316% due 10/25/2016		1,882	1,880
2.846% due 12/16/2019 (b)		1,900	1,900

Structured Asset Securities Corp.
0.397% due 10/25/2036		781	770
0.637% due 01/25/2033		57	52

Total Asset-Backed Securities (Cost $36,304)			33,512

SOVEREIGN ISSUES 1.4%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	5,200	$2,604

Canada Government Bond
2.000% due 12/01/2014	CAD	33,900	31,507
4.500% due 06/01/2015		4,900	5,068

Export-Import Bank of China
4.875% due 07/21/2015		$900	974

Export-Import Bank of Korea
4.125% due 09/09/2015		12,000	12,218
5.125% due 06/29/2020		3,600	3,632
5.875% due 01/14/2015		29,900	32,475

Mexico Government International Bond
6.050% due 01/11/2040		4,200	4,452

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		5,000	5,026

South Africa Government International Bond
5.875% due 05/30/2022		500	534

Total Sovereign Issues (Cost $95,148)			98,490

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		316,000	2,133

Total Convertible Preferred Securities (Cost $988)			2,133

PREFERRED STOCKS 0.2%

Citigroup, Inc.
6.150% due 12/15/2012		203,996	3,333

DG Funding Trust
1.199% due 12/31/2049		1,239	9,648

Total Preferred Stocks (Cost $16,596)			12,981

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 29.6%

REPURCHASE AGREEMENTS 5.3%

Banc of America Securities LLC
0.010% due 07/01/2010	$378,000	$378,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $386,702. Repurchase proceeds are $378,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	5,469	5,469
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,581. Repurchase proceeds are $5,469.)

		383,469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.173% due 07/01/2010 - 08/26/2010 (c)(f)(g)(i)	$24,014	$ 24,009

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (g)(i)	987	987

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 24.0%
174,142,434	$1,743,862

Total Short-Term Instruments (Cost $2,152,118)	2,152,327

Total Investments 111.7% (Cost $7,974,167)	$8,126,185

Written Options (k) (0.3%) (Premiums $14,926)	(17,072)

Other Assets and Liabilities (Net) (11.4%)	(831,905)

Net Assets 100.0%	$7,277,208

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Portfolio.
(f)	Securities with an aggregate market value of $420 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(g)	Securities with an aggregate market value of $8,645 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $148,823 at a weighted average interest rate of 0.052%. On June 30, 2010, securities valued at $324,195 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $20,209 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,009	$2,776
90-Day Eurodollar March Futures	Long	03/2011	51	133
90-Day Eurodollar September Futures	Long	09/2010	3,695	357
U.S. Treasury 2-Year Note September Futures	Long	09/2010	6,298	5,936
U.S. Treasury 5-Year Note September Futures	Long	09/2010	414	685
U.S. Treasury 10-Year Note September Futures	Long	09/2010	6,336	14,407

				$24,294

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$2,500	$(36)	$0	$(36)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	30,700	(36)	0	(36)
Ally Financial, Inc.	JPM	3.250%	09/20/2012	4.405%	2,500	(56)	0	(56)
Ally Financial, Inc.	JPM	3.670%	09/20/2012	4.405%	2,500	(35)	0	(35)
Ally Financial, Inc.	JPM	3.750%	09/20/2012	4.405%	1,000	(12)	0	(12)
American International Group, Inc.	BCLY	1.670%	03/20/2013	3.156%	1,100	(41)	0	(41)
American International Group, Inc.	DUB	5.000%	12/20/2013	3.384%	9,700	503	(873)	1,376
American International Group, Inc.	JPM	5.000%	09/20/2016	3.833%	4,000	235	(340)	575
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.982%	5,300	(223)	(93)	(130)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.709%	3,900	(87)	0	(87)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.982%	2,600	(110)	(46)	(64)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.982%	2,600	(110)	(47)	(63)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	1,000	(16)	(15)	(1)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	8,200	(129)	(209)	80
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	6,600	(104)	(71)	(33)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	900	(14)	(12)	(2)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	10,900	(171)	(119)	(52)
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.342%	1,500	(24)	(15)	(9)
China Government International Bond	CSFB	1.000%	03/20/2015	0.876%	5,000	29	24	5
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	1,000	(1)	(6)	5

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	$500	$(1)	$(3)	$2
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	1,100	(1)	(6)	5
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	2,500	(3)	(14)	11
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	4.142%	2,500	3	0	3
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	4.142%	500	18	0	18
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	4.919%	500	2	(11)	13
France Government Bond	BOA	0.250%	03/20/2015	0.873%	2,200	(61)	(37)	(24)
France Government Bond	CITI	0.250%	03/20/2015	0.873%	2,000	(55)	(32)	(23)
France Government Bond	GSC	0.250%	03/20/2015	0.873%	2,200	(61)	(38)	(23)
France Government Bond	RBS	0.250%	03/20/2015	0.873%	1,900	(53)	(32)	(21)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	3,400	(4)	0	(4)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.721%	600	(2)	0	(2)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	800	(1)	(10)	9
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.721%	2,200	(8)	0	(8)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.757%	2,000	82	106	(24)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.721%	800	(2)	0	(2)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.733%	2,000	66	(98)	164
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.047%	5,000	319	0	319
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.721%	3,500	(4)	0	(4)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.721%	1,000	(3)	0	(3)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	1,600	(5)	0	(5)
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.757%	2,800	114	152	(38)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.030%	11,100	1,000	0	1,000
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	700	(3)	0	(3)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.733%	10,000	330	(500)	830
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.757%	1,000	(9)	(15)	6
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	1,200	7	14	(7)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	2,400	13	28	(15)
JSC Gazprom	JPM	0.970%	10/20/2012	2.537%	700	(23)	0	(23)
JSC Gazprom	JPM	1.020%	10/20/2012	2.537%	700	(22)	0	(22)
MetLife, Inc.	CITI	1.000%	06/20/2011	2.205%	2,000	(23)	(31)	8
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	5,500	(68)	(124)	56
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	3,600	(45)	(83)	38
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.385%	1,200	(26)	0	(26)
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.409%	400	(3)	0	(3)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.835%	1,000	2	0	2
Panama Government International Bond	JPM	1.250%	01/20/2017	1.405%	1,200	(4)	0	(4)
SLM Corp.	BCLY	5.000%	12/20/2013	5.754%	2,000	(42)	(270)	228
SLM Corp.	CITI	5.000%	12/20/2013	5.754%	2,700	(57)	(385)	328
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.698%	600	8	4	4
United Kingdom Gilt	CSFB	1.000%	03/20/2015	0.719%	9,700	126	23	103
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	2,800	37	20	17
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%	600	8	4	4
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	10,700	139	47	92
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	900	12	7	5
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	31,100	404	120	284
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.765%	4,500	12	30	(18)
Wells Fargo & Co.	DUB	1.520%	03/20/2013	0.966%	2,700	41	0	41

						$1,716	$(2,955)	$4,671

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$2,600	$241	$259	$(18)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	22,000	2,291	2,845	(554)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	2,400	250	318	(68)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	6,200	646	815	(169)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	42	50	(8)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	15,300	1,594	1,919	(325)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,155	(160)	0	(160)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,659	(38)	0	(38)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	401	0	401
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	92	0	92
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	146	0	146
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,590	521	0	521
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,341	312	0	312
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	12	0	12
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,051	29	0	29
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	43	0	43
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,690	43	0	43

					$6,411	$6,206	$205

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$392	$(6)	$398
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	55	0	55
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	80	0	80
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	(288)	(422)	134
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(3)	0	(3)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(2)	0	(2)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(4)	0	(4)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	4	5	(1)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	30	20	10
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	20	27	(7)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	43	51	(8)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	42	39	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	77	88	(11)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	(12)	0	(12)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	(6)	0	(6)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	(17)	(20)	3
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	8	9	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	287	0	287
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	12	11	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	528	(160)	688
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	498	(12)	510
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	58	8	50
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	199	17	182
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	20	1	19
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	2	(9)	11
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	112	19	93
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	121	47	74
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		73,100	67	98	(31)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	29	0	29
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	32	(28)	60
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	27	18	9
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	20	14	6
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	289	192	97
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	428	(53)	481
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	230	169	61
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	136	69	67
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	192	123	69
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	404	80	324
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	17	0	17
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	56	(2)	58
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	32	17	15
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	656	155	501
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	361	59	302
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	346	229	117
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	289	0	289
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	88,800	(275)	20	(295)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$44,500	647	510	137
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		211,400	3,075	2,410	665
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		20,200	1,910	1,093	817
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		12,000	1,135	789	346
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		32,700	1,015	431	584
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		10,900	338	130	208
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		7,700	239	89	150
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		10,900	338	130	208
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		5,100	158	25	133
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		5,100	158	24	134
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		5,300	503	208	295
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		4,200	398	178	220
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		7,300	693	468	225

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Total Return Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		$23,900	$2,268	$1,358	$910
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		36,900	2,596	2,178	418
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	50,300	875	0	875
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	207,400	608	91	517

							$22,546	$10,985	$11,561

(k)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/27/2010	184	$112	$723
Call - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/27/2010	86	54	266
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	106	63	180
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	378	238	17
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	106	94	13

				$561	$1,199

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$106,400	$610	$2,487
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	100,800	333	3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,600	42	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	55,000	457	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	49	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,000	101	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	89,800	374	2,099
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	106,100	1,017	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	54,100	246	1,265
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	43,800	217	1,760
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	96,500	484	3
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,400	14	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,700	51	273
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	25,900	225	1,041
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	25,900	98	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,700	130	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,700	115	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	160,100	1,057	56
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	69,200	206	1,618
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	69,200	299	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	194	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,700	379	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	29,500	269	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	47,000	367	1,888
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	47,000	240	1
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	56,000	534	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,500	104	400
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,500	124	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	14
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	21,000	142	844
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	21,000	120	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,600	60	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	42,000	341	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	191,000	1,465	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	87,000	697	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	302,200	1,935	106

							$13,301	$13,864

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	4,800	$10	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		4,800	31	46
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$5,300	7	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		5,300	14	5

							$62	$53

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$61,500	$556	$1,381

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$153
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	374
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	48

						$446	$575

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	3,141	$1,553,600	EUR	10,300	$15,679
Sales	6,377	2,491,500		9,600	17,887
Closing Buys	(7,668)	(1,590,000)		(10,300)	(16,606)
Expirations	0	(126,600)		0	(946)
Exercised	(990)	(153,000)		0	(1,088)

Balance at 06/30/2010	860	$2,175,500	EUR	9,600	$14,926

(l)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$35,000	$37,674	$37,964

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	9,335	07/2010	JPM	$0	$(270)	$(270)
Buy	BRL	51,238	08/2010	HSBC	61	0	61
Sell	CAD	30,205	07/2010	UBS	1,659	0	1,659
Buy	CNY	5,298	08/2010	BCLY	0	(17)	(17)
Buy		6,678	08/2010	DUB	0	(21)	(21)
Buy		22,096	08/2010	HSBC	1	(36)	(35)
Buy		124,401	08/2010	JPM	2	(162)	(160)
Buy		23,358	08/2010	MSC	0	(19)	(19)
Buy		6,733	11/2010	BCLY	0	(20)	(20)
Buy		10,905	11/2010	CITI	0	(33)	(33)
Buy		28,134	11/2010	DUB	0	(91)	(91)
Buy		11,090	11/2010	MSC	0	(38)	(38)
Buy	EUR	2,660	07/2010	BCLY	0	(42)	(42)
Sell		107,535	07/2010	BCLY	12,436	0	12,436
Sell		47,449	07/2010	BNP	5,108	0	5,108
Buy		1,849	07/2010	CITI	26	0	26
Sell		27,630	07/2010	CITI	136	0	136
Buy		803	07/2010	CSFB	18	0	18
Sell		1,001	07/2010	CSFB	117	0	117
Buy		833	07/2010	DUB	22	0	22
Buy		508	07/2010	HSBC	14	0	14
Buy		1,515	07/2010	MSC	35	0	35
Buy		819	07/2010	RBS	3	(5)	(2)
Sell		11,847	07/2010	RBS	138	0	138
Buy		85,159	08/2010	CITI	0	(968)	(968)
Sell	GBP	18,946	09/2010	BOA	0	(228)	(228)
Buy	IDR	6,000,300	10/2010	BOA	62	0	62
Buy		42,121,043	10/2010	CITI	404	0	404
Buy		6,000,300	10/2010	RBS	62	0	62
Buy		12,317,292	10/2010	UBS	98	0	98
Buy		6,743,370	11/2010	BCLY	37	0	37
Buy		6,616,400	11/2010	CITI	33	0	33
Buy		3,093,030	11/2010	DUB	8	0	8
Buy		6,213,800	11/2010	HSBC	23	0	23
Sell	JPY	4,110,406	07/2010	BOA	0	(1,601)	(1,601)
Buy	KRW	1,194,409	07/2010	BCLY	2	(22)	(20)
Buy		660,390	07/2010	CITI	0	(10)	(10)

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Schedule of Investments  Total Return Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	1,041,038	07/2010	DUB	$0	$(26)	$(26)
Sell		2,338,200	07/2010	HSBC	0	(22)	(22)
Buy		864,818	07/2010	MSC	0	(24)	(24)
Sell		1,723,205	07/2010	MSC	0	(19)	(19)
Buy		300,750	07/2010	RBS	0	(2)	(2)
Buy		5,464,430	08/2010	BCLY	0	(122)	(122)
Buy		2,070,038	08/2010	MSC	0	(67)	(67)
Buy		1,637,294	11/2010	BCLY	0	(59)	(59)
Sell		669,409	11/2010	BCLY	8	(2)	6
Buy		844,250	11/2010	BOA	0	(26)	(26)
Buy		4,010,645	11/2010	CITI	0	(174)	(174)
Sell		9,133,790	11/2010	CITI	10	(59)	(49)
Buy		674,308	11/2010	DUB	0	(30)	(30)
Buy		351,900	11/2010	GSC	0	(13)	(13)
Buy		5,278,478	11/2010	JPM	0	(324)	(324)
Sell		3,429,750	11/2010	JPM	0	(24)	(24)
Buy		1,481,020	11/2010	MSC	0	(81)	(81)
Sell		300,750	11/2010	RBS	2	0	2
Buy	MXN	1,770	09/2010	DUB	0	(3)	(3)
Buy		65,079	09/2010	UBS	0	(49)	(49)
Buy	MYR	11,599	10/2010	BCLY	152	0	152
Buy		1,372	10/2010	BOA	22	0	22
Buy		11,279	10/2010	CITI	111	0	111
Buy		5,813	10/2010	DUB	9	(1)	8
Buy	PHP	4,055	11/2010	BCLY	0	(1)	(1)
Buy		13,087	11/2010	CITI	0	(4)	(4)
Buy		3,880	11/2010	DUB	0	(1)	(1)
Buy	SGD	1,332	09/2010	BCLY	1	0	1
Buy		990	09/2010	CITI	4	0	4
Sell		3,174	09/2010	DUB	1	0	1
Buy		852	09/2010	GSC	4	0	4
Buy	TWD	42,784	10/2010	BCLY	0	(41)	(41)
Buy		7,676	10/2010	CITI	0	(4)	(4)
Buy		34,089	10/2010	DUB	0	(32)	(32)
Buy		18,059	01/2011	DUB	0	(11)	(11)
Buy		11,057	01/2011	JPM	0	(1)	(1)
Buy		17,020	01/2011	MSC	0	(4)	(4)
Buy		9,218	01/2011	UBS	0	0	0

					$20,829	$(4,809)	$16,020

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$9,617	$0	$9,617
Corporate Bonds & Notes	0	1,894,426	0	1,894,426
Convertible Bonds & Notes	0	33,112	0	33,112
Municipal Bonds & Notes	0	197,267	0	197,267
U.S. Government Agencies	0	1,173,949	44	1,173,993
U.S. Treasury Obligations	0	2,227,295	0	2,227,295
Mortgage-Backed Securities	0	291,032	0	291,032
Asset-Backed Securities	1,900	31,612	0	33,512
Sovereign Issues	0	98,490	0	98,490
Convertible Preferred Securities	0	2,133	0	2,133
Preferred Stocks	0	3,333	9,648	12,981
Short-Term Instruments	1,743,862	408,465	0	2,152,327

Investments, at value	$1,745,762	$6,370,731	$9,692	$8,126,185
Short Sales, at value	$0	$(37,964)	$0	$(37,964)
Financial Derivative Instruments (3)	$24,294	$16,013	$(628)	$39,679

Totals	$1,770,056	$6,348,780	$9,064	$8,127,900

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$33,521	$0	$0	$0	$944	$0	$(34,465)	$0	$0
U.S. Government Agencies	45	(1)	0	0	0	0	0	44	0
Preferred Stocks	10,994	0	0	0	(1,346)	0	0	9,648	(1,346)

Investments, at value	$44,560	$(1)	$0	$0	$(402)	$0	$(34,465)	$9,692	$ (1,346)
Financial Derivative Instruments (3)	$0	$(509)	$0	$0	$(119)	$0	$0	$(628)	$(119)

Totals	$44,560	$(510)	$0	$0	$(521)	$0	$(34,465)	$9,064	$(1,465)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$64	$0	$0	$0	$0	$64
Unrealized appreciation on foreign currency contracts	0	20,829	0	0	0	20,829
Unrealized appreciation on swap agreements	11,942	0	7,230	0	0	19,172

	$12,006	$20,829	$7,230	$0	$0	$40,065

Liabilities:
Written options outstanding	$15,638	$1,381	$53	$0	$0	$17,072
Variation margin payable	162	0	0	0	0	162
Unrealized depreciation on foreign currency contracts	0	4,809	0	0	0	4,809
Unrealized depreciation on swap agreements	381	0	2,354	0	0	2,735

	$16,181	$6,190	$2,407	$0	$0	$24,778

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$109,237	$1,156	$4,654	$0	$0	$115,047
Net realized gain on foreign currency transactions	0	12,450	0	0	0	12,450

	$109,237	$13,606	$4,654	$0	$0	$127,497

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$27,181	$(828)	$(3,244)	$0	$0	$23,109
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	11,466	0	0	0	11,466

	$27,181	$10,638	$(3,244)	$0	$0	$34,575

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,294 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

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Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders   Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending

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Notes to Financial Statements  (Cont.)

syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and

CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(i) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the

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Notes to Financial Statements  (Cont.)

buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

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representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread)

between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Semiannual Report	June 30, 2010	25

Notes to Financial Statements  (Cont.)

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services

26	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,661	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 1,505,402	$ 1,416,582	$ 1,178,500	$ 209	$ 1,743,862	$ 2,582	$ (140)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,743,303	$7,077,847	$4,275,172	$3,540,203

Semiannual Report	June 30, 2010	27

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,871	$31,711	11,866	$128,704
Administrative Class	129,888	1,436,160	227,626	2,454,875
Advisor Class	14,943	165,381	15,039	161,558
Issued as reinvestment of distributions
Institutional Class	275	3,049	1,544	16,694
Administrative Class	6,475	71,822	35,313	381,833
Advisor Class	274	3,037	1,142	12,380
Cost of shares redeemed
Institutional Class	(3,037)	(33,522)	(6,450)	(68,374)
Administrative Class	(59,187)	(655,718)	(141,746)	(1,508,380)
Advisor Class	(2,965)	(32,844)	(4,441)	(47,668)
Net increase resulting from Portfolio share transactions	89,537	$989,076	139,893	$1,531,622

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	94
Administrative Class	4	49
Advisor Class	7	81

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

28	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$220,089		$(68,071)	$152,018

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	FSB	Federal Savings Bank	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

30	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS69 SAR 063010

Share Class	Institutional

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Treasury Obligations	27.4%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	23.3%
U.S. Government Agencies	14.4%
Mortgage-Backed Securities	3.6%
Other	4.8%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/10/00)
PIMCO Total Return Portfolio Institutional Class	5.56%	12.52%	7.42%	7.46%	7.41%
Barclays Capital U.S. Aggregate Index±	5.33%	9.50%	5.54%	6.47%	6.49%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.59% for Institutional Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,055.56	$1,022.32
Expenses Paid During Period†	$2.55	$2.51

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Tactical management of U.S. duration (or sensitivity to changes in market interest rates) added to returns as the ten-year U.S. Treasury yield declined during the latter part of the reporting period.

»	The Portfolio’s exposure to core European duration added to returns as yields in this region declined during the reporting period.

»	An emphasis on short maturities in the U.S. detracted from performance as the yield curve flattened during the reporting period, as measured by the difference between two- and 30-year yields.

»	An underweight to Agency mortgage-backed securities detracted from returns as this sector outperformed like-duration U.S. Treasury securities over the reporting period.

»

An underweight to corporate securities benefited performance as corporate securities underperformed like-duration U.S. Treasury securities; however a focus on financials detracted from returns as financials underperformed the broader corporate market during the reporting period.

»	Within the high-yield sector, a focus on financial companies added to returns as high-yield financials outpaced like-duration U.S. Treasury securities during the reporting period.

»	Exposure to local rates in Brazil added to returns during the reporting period.

»

Exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as these currencies mostly depreciated relative to the U.S. dollar during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Institutional Class
Net asset value beginning of year or period	$10.82	$10.31	$10.49	$10.12	$10.24	$10.51
Net investment income (a)	0.12	0.50	0.48	0.50	0.46	0.39
Net realized/unrealized gain (loss) on investments	0.48	0.93	0.02	0.37	(0.07)	(0.12)
Total income from investment operations	0.60	1.43	0.50	0.87	0.39	0.27
Dividends from net investment income	(0.14)	(0.58)	(0.48)	(0.50)	(0.46)	(0.37)
Distributions from net realized capital gains	0.00	(0.34)	(0.20)	0.00	(0.05)	(0.17)
Total distributions	(0.14)	(0.92)	(0.68)	(0.50)	(0.51)	(0.54)
Net asset value end of year or period	$11.28	$10.82	$10.31	$10.49	$10.12	$10.24
Total return	5.56%	14.21%	4.95%	8.90%	4.00%	2.60%
Net assets end of year or period (000s)	$251,114	$239,670	$156,745	$207,312	$158,748	$143,720
Ratio of expenses to average net assets	0.50%*	0.59%	0.73%	0.68%	0.52%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.16%*	4.63%	4.52%	4.93%	4.51%	3.69%
Portfolio turnover rate	230%	381%	355%	298%	303%	344%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$5,998,854
Investments in Affiliates, at value	1,743,862
Repurchase agreements, at value	383,469
Cash	454
Foreign currency, at value	436
Receivable for investments sold	460,708
Receivable for investments sold on a delayed-delivery basis	13,341
Receivable for Portfolio shares sold	24,779
Interest and dividends receivable	39,731
Dividends receivable from Affiliates	597
Variation margin receivable	64
Swap premiums paid	19,782
Unrealized appreciation on foreign currency contracts	20,829
Unrealized appreciation on swap agreements	19,172
8,726,078

Liabilities:
Payable for reverse repurchase agreements	$324,482
Payable for investments purchased	924,378
Payable for investments in Affiliates purchased	596
Payable for investments purchased on a delayed-delivery basis	13,341
Payable for Portfolio shares redeemed	72,381
Payable for short sales	37,964
Written options outstanding	17,072
Deposits from counterparty	41,664
Accrued related party fees	3,719
Variation margin payable	162
Swap premiums received	5,546
Unrealized depreciation on foreign currency contracts	4,809
Unrealized depreciation on swap agreements	2,735
Other liabilities	21
1,448,870

Net Assets	$7,277,208

Net Assets Consist of:
Paid in capital	$6,792,091
Undistributed net investment income	31,096
Accumulated undistributed net realized gain	247,901
Net unrealized appreciation	206,120
$7,277,208

Net Assets:
Institutional Class	$251,114
Administrative Class	6,673,709
Advisor Class	352,385

Shares Issued and Outstanding:
Institutional Class	22,267
Administrative Class	591,765
Advisor Class	31,246

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.28
Administrative Class	11.28
Advisor Class	11.28

Cost of Investments Owned	$5,847,045
Cost of Investments in Affiliates Owned	$1,743,653
Cost of Repurchase Agreements Owned	$383,469
Cost of Foreign Currency Held	$440
Proceeds Received on Short Sales	$37,674
Premiums Received on Written Options	$14,926

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$84,342
Dividends	97
Dividends from Affiliate investments	2,582
Miscellaneous income	3
Total Income	87,024

Expenses:
Investment advisory fees	8,069
Supervisory and administrative fees	8,069
Servicing fees – Administrative Class	4,450
Distribution and/or servicing fees – Advisor Class	325
Trustees’ fees	58
Interest expense	52
Total Expenses	21,023

Net Investment Income	66,001

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	26,889
Net realized (loss) on Affiliate investments	(140)
Net realized gain on futures contracts, written options and swaps	115,047
Net realized gain on foreign currency transactions	10,554
Net change in unrealized appreciation on investments	101,643
Net change in unrealized appreciation on Affiliate investments	518
Net change in unrealized appreciation on futures contracts, written options and swaps	23,109
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,233
Net Gain	288,853

Net Increase in Net Assets Resulting from Operations	$354,854

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$66,001	$223,548
Net realized gain	152,490	219,370
Net realized gain (loss) on Affiliate investments	(140)	48
Net change in unrealized appreciation	135,985	182,696
Net change in unrealized appreciation (depreciation) on Affiliate investments	518	(309)
Net increase resulting from operations	354,854	625,353

Distributions to Shareholders:
From net investment income
Institutional Class	(3,049)	(9,639)
Administrative Class	(71,822)	(240,232)
Advisor Class	(3,037)	(6,626)
From net realized capital gains
Institutional Class	0	(7,057)
Administrative Class	0	(165,455)
Advisor Class	0	(5,754)

Total Distributions	(77,908)	(434,763)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	31,711	128,704
Administrative Class	1,436,160	2,454,875
Advisor Class	165,381	161,558
Issued in reorganization
Institutional Class	0	16,694
Administrative Class	0	381,833
Advisor Class	0	12,380
Issued as reinvestment of distributions
Institutional Class	3,049	0
Administrative Class	71,822	0
Advisor Class	3,037	0
Cost of shares redeemed
Institutional Class	(33,522)	(68,374)
Administrative Class	(655,718)	(1,508,380)
Advisor Class	(32,844)	(47,668)
Net increase resulting from Portfolio share transactions	989,076	1,531,622

Total Increase in Net Assets	1,266,022	1,722,212

Net Assets:
Beginning of period	6,011,186	4,288,974
End of period*	$7,277,208	$6,011,186

*Including undistributed net investment income of:	$31,096	$43,003

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Total Return Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

American General Finance Corp.
7.250% due 04/21/2015		$6,900	$6,727

Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		326	242
3.874% due 10/10/2014		1,453	1,078
4.033% due 10/10/2014		30	28
4.066% due 10/10/2014		2,079	1,542

Total Bank Loan Obligations (Cost $10,416)			9,617

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 21.6%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,365

Ally Financial, Inc.
5.375% due 06/06/2011		30,500	30,576
5.750% due 09/27/2010	EUR	4,200	5,123
6.000% due 12/15/2011		$1,100	1,098
6.000% due 05/23/2012		4,500	4,444
6.875% due 09/15/2011		5,000	5,065
6.875% due 08/28/2012		3,200	3,224
8.300% due 02/12/2015		11,100	11,266

American Express Bank FSB
3.150% due 12/09/2011		6,700	6,942
6.000% due 09/13/2017		3,900	4,289

American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,585
6.000% due 09/13/2017		3,900	4,294

American Express Co.
7.000% due 03/19/2018		200	231

American Express Credit Corp.
0.510% due 06/16/2011		500	498
0.526% due 12/02/2010		200	200
5.875% due 05/02/2013		700	767

American General Finance Corp.
0.787% due 12/15/2011		8,700	7,803
4.125% due 11/29/2013	EUR	10,000	9,716

American International Group, Inc.
0.414% due 10/18/2011		$100	94
4.950% due 03/20/2012		1,700	1,704
5.050% due 10/01/2015		1,800	1,663
5.450% due 05/18/2017		400	357
5.600% due 10/18/2016		2,100	1,928
5.850% due 01/16/2018		31,800	28,580
6.250% due 03/15/2037		2,100	1,438
8.000% due 05/22/2038	EUR	12,900	11,752
8.175% due 05/15/2068		$3,000	2,392
8.250% due 08/15/2018		12,000	12,210

ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,207

Banco Santander Chile
1.557% due 04/20/2012		11,600	11,599

Bank of America Corp.
0.766% due 08/15/2016		2,800	2,463
2.375% due 06/22/2012		6,500	6,703
6.000% due 09/01/2017		7,000	7,381
6.500% due 08/01/2016		32,700	35,451

Bank of America N.A.
6.000% due 10/15/2036		2,100	2,028

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,094

Bank of Montreal
2.850% due 06/09/2015		4,700	4,784

Bank of Scotland PLC
0.597% due 12/08/2010		6,300	6,290

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Bank PLC
5.450% due 09/12/2012		$40,000	$42,539
6.050% due 12/04/2017		16,800	16,990
10.179% due 06/12/2021		2,080	2,609

Bear Stearns Cos. LLC
0.646% due 08/15/2011		900	901
0.704% due 07/19/2010		7,400	7,401
6.400% due 10/02/2017		27,900	31,053

BNP Paribas
5.186% due 06/29/2049		15,600	12,909

C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	2,844

Caelus Re Ltd.
6.788% due 06/07/2011		2,700	2,621

Citibank N.A.
1.875% due 05/07/2012		8,000	8,171
1.875% due 06/04/2012		300	306

Citigroup Capital XXI
8.300% due 12/21/2057		19,500	19,089

Citigroup Funding, Inc.
1.875% due 10/22/2012		8,000	8,175
2.250% due 12/10/2012		1,400	1,442

Citigroup, Inc.
0.662% due 03/16/2012		5,500	5,371
0.807% due 06/09/2016		13,100	10,643
2.125% due 04/30/2012		3,800	3,896
2.875% due 12/09/2011		20,040	20,673
5.300% due 10/17/2012		2,200	2,282
5.500% due 08/27/2012		5,500	5,737
5.500% due 04/11/2013		40,900	42,554
5.625% due 08/27/2012		4,400	4,537
5.850% due 07/02/2013		1,400	1,467
6.000% due 02/21/2012		3,789	3,968
6.125% due 05/15/2018		3,000	3,138
6.125% due 08/25/2036		15,000	13,692
8.500% due 05/22/2019		2,100	2,509

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	911
5.800% due 06/07/2012		$10,300	10,838

DBS Bank Ltd.
0.656% due 05/16/2017		1,000	946

Deutsche Bank AG
6.000% due 09/01/2017		24,600	27,188

Dexia Credit Local
0.808% due 04/29/2014		21,700	21,697
0.938% due 03/05/2013		48,000	48,052
1.188% due 09/23/2011		15,200	15,225

FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	6,314
7.125% due 01/15/2013		700	865

FIH Erhvervsbank A/S
0.907% due 06/13/2013		$76,000	75,934

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		500	510
7.250% due 10/25/2011		200	206
7.375% due 02/01/2011		10,900	11,106
7.500% due 08/01/2012		2,600	2,660
8.000% due 12/15/2016		500	512
8.625% due 11/01/2010		400	407

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	9,915

General Electric Capital Corp.
2.000% due 09/28/2012		$2,700	2,767
2.125% due 12/21/2012		4,000	4,116
2.625% due 12/28/2012		7,200	7,488
3.000% due 12/09/2011		41,300	42,683
5.500% due 09/15/2067	EUR	24,100	24,755
5.875% due 01/14/2038		$8,100	7,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2067		$14,800	$13,856

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		17,300	18,008
6.250% due 09/01/2017		14,900	15,802
6.750% due 10/01/2037		3,300	3,249

HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,667
6.500% due 09/15/2037		2,900	3,015

ING Bank NV
1.333% due 03/30/2012		57,400	57,615

International Lease Finance Corp.
1.058% due 08/15/2011	EUR	25,000	28,166
5.250% due 01/10/2013		$2,680	2,466
5.400% due 02/15/2012		16,152	15,385
5.875% due 05/01/2013		1,000	928
6.375% due 03/25/2013		2,580	2,432

JPMorgan Chase & Co.
6.000% due 01/15/2018		3,900	4,316

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,003

JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,200	1,153

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		2,400	2,277

KeyBank N.A.
0.815% due 11/21/2011	EUR	400	469

LBG Capital No.1 PLC
7.875% due 11/01/2020		$5,100	4,156
8.500% due 12/29/2049		1,100	864

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	960
5.125% due 06/27/2014 (a)	EUR	950	266
5.316% due 04/05/2011 (a)		10	3
5.625% due 01/24/2013 (a)		$3,800	788
6.875% due 05/02/2018 (a)		3,200	668

Lloyds TSB Bank PLC
5.800% due 01/13/2020		21,500	20,349
12.000% due 12/29/2049		32,700	32,905

Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,366

Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		8,500	8,428
6.150% due 04/25/2013		10,000	10,701
6.875% due 04/25/2018		17,800	19,029

MetLife, Inc.
6.400% due 12/15/2036		1,700	1,504

Metropolitan Life Global Funding I
0.698% due 07/13/2011		34,700	34,673
5.125% due 11/09/2011		8,200	8,528

Morgan Stanley
2.930% due 05/14/2013		9,400	9,441
3.250% due 12/01/2011		20,100	20,835
5.950% due 12/28/2017		10,600	10,757

MUFG Capital Finance 5 Ltd.
6.299% due 12/31/2049	GBP	700	890

Mystic Re Ltd.
10.538% due 06/07/2011		$2,200	2,131

National Australia Bank Ltd.
5.350% due 06/12/2013		6,100	6,615

Nationwide Building Society
6.250% due 02/25/2020		9,300	9,841

Nomura Europe Finance NV
0.683% due 07/05/2011		19,500	19,126

Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,341

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Total Return Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleum Export Ltd.
5.265% due 06/15/2011		$353	$353

Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,628

Rabobank Nederland NV
11.000% due 06/29/2049		975	1,209

Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,136

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		22,900	22,953
3.000% due 12/09/2011		50,500	51,869
6.990% due 10/29/2049		12,000	7,860
7.648% due 08/29/2049		1,500	1,132

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		42,900	41,653

SLM Corp.
0.546% due 10/25/2011		200	189
0.616% due 01/27/2014		1,650	1,362
0.933% due 11/15/2011	EUR	1,000	1,166
3.125% due 09/17/2012		5,200	5,705
4.875% due 12/17/2012	GBP	2,800	3,876
5.000% due 04/15/2015		$5,000	4,306
5.125% due 08/27/2012		5,780	5,698
8.000% due 03/25/2020		3,600	3,169
8.450% due 06/15/2018		10,600	9,803

State Street Capital Trust III
8.250% due 01/29/2049		6,800	6,814

State Street Capital Trust IV
1.537% due 06/15/2037		1,000	720

Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,801

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,230

UBS AG
1.584% due 02/23/2012		10,400	10,441
5.750% due 04/25/2018		4,600	4,756
5.875% due 12/20/2017		4,700	4,985

UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	336

Union Planters Corp.
7.750% due 03/01/2011		5,400	5,476

USB Capital IX
6.189% due 10/29/2049		900	658

Wachovia Corp.
0.433% due 10/15/2011		8,100	8,044
0.657% due 03/15/2011		5,900	5,903
0.832% due 02/13/2014	EUR	5,200	6,092
5.500% due 05/01/2013		$8,300	9,017
5.750% due 02/01/2018		16,900	18,555

Wells Fargo & Co.
0.763% due 08/01/2011	EUR	400	483

Westpac Banking Corp.
0.784% due 07/16/2014		$3,000	3,019

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		300	349

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		7,000	7,061

ZFS Finance USA Trust IV
5.875% due 05/09/2032		1,285	1,141

			1,569,116

INDUSTRIALS 3.6%

Altria Group, Inc.
4.125% due 09/11/2015		6,400	6,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amgen, Inc.
6.150% due 06/01/2018	$1,200	$1,423

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	21,500	22,539
5.375% due 01/15/2020	21,500	23,229

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,931
6.450% due 09/15/2037	2,400	2,925

Codelco, Inc.
6.150% due 10/24/2036	700	774

Comcast Corp.
5.875% due 02/15/2018	1,700	1,896
6.450% due 03/15/2037	1,700	1,848

CSC Holdings LLC
7.625% due 04/01/2011	7,000	7,210

Dell, Inc.
5.650% due 04/15/2018	11,200	12,489

El Paso Corp.
7.800% due 08/01/2031	900	895
7.875% due 06/15/2012	3,900	4,115
9.625% due 05/15/2012	800	854

Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	1,200	1,217
7.201% due 02/01/2020	894	931
7.343% due 04/11/2013	1,700	1,806
8.146% due 04/11/2018	6,700	7,345

International Business Machines Corp.
5.700% due 09/14/2017	2,400	2,795

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	24,000	25,977

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	1,500	1,683

Oracle Corp.
4.950% due 04/15/2013	13,100	14,343
5.750% due 04/15/2018	12,900	14,967

Petrobras International Finance Co.
7.875% due 03/15/2019	33,900	38,989

Roche Holdings, Inc.
7.000% due 03/01/2039	11,800	15,427

Rohm and Haas Co.
6.000% due 09/15/2017	3,700	4,044

Total Capital S.A.
4.450% due 06/24/2020	2,600	2,662

Union Pacific Corp.
5.700% due 08/15/2018	13,800	15,494

United Airlines, Inc.
8.030% due 07/01/2011 (a)	465	696

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,593

Vale Overseas Ltd.
5.625% due 09/15/2019	16,600	17,614
6.250% due 01/23/2017	1,300	1,420
6.875% due 11/21/2036	1,300	1,361

		264,023

UTILITIES 0.8%

AT&T, Inc.
4.950% due 01/15/2013	5,200	5,649
5.500% due 02/01/2018	5,200	5,764
6.300% due 01/15/2038	3,600	3,929

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	20,639

Entergy Gulf States, Inc.
5.700% due 06/01/2015	1,660	1,662

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Electric Power Corp.
5.125% due 04/23/2034	$90	$96

NGPL PipeCo LLC
6.514% due 12/15/2012	5,800	5,780

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,755

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	674

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,693

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,646

		61,287

Total Corporate Bonds & Notes (Cost $1,841,282)		1,894,426

CONVERTIBLE BONDS & NOTES 0.5%

Transocean, Inc.
1.500% due 12/15/2037	37,100	33,112

Total Convertible Bonds & Notes (Cost $34,464)		33,112

MUNICIPAL BONDS & NOTES 2.7%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (b)	8,600	8,693

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	5,100	5,448
7.550% due 04/01/2039	2,000	2,148

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	29,300	30,806

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,200	2,343

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	2,400	2,486

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	4,100	4,584

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	3,900	3,970

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,860

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	899

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	2,400	2,283
6.900% due 03/01/2035	1,000	967

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,129

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	771

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,877

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,100	8,887

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	$5,100	$5,144

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	6,500	6,799

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	15,900	15,881

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,902

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	29,868

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.762% due 06/15/2031	5,130	6,068

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	4,185	4,207

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,127
5.125% due 06/01/2046	655	421

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.817% due 02/15/2031	3,390	4,081

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.750% due 02/01/2027	2,575	3,081
9.849% due 10/01/2031	6,240	7,458

Total Municipal Bonds & Notes (Cost $176,351)		197,267

U.S. GOVERNMENT AGENCIES 16.1%

Fannie Mae
0.407% due 12/25/2036 - 07/25/2037	9,425	8,768

0.657% due 04/25/2037	6,033	5,998
0.697% due 03/25/2044	3,429	3,244
0.797% due 09/25/2035	11,431	11,297
1.125% due 07/30/2012	14,800	14,909
1.621% due 06/01/2043	2,873	2,893
1.634% due 07/01/2044	808	802
1.700% due 04/01/2035	5,053	5,175
1.750% due 05/07/2013 (i)	38,700	39,445
1.821% due 09/01/2040	19	19
2.557% due 01/01/2025	17	17
2.885% due 05/25/2035	671	702
3.000% due 09/01/2039	31	32
3.093% due 08/01/2035	3,255	3,326
3.145% due 11/01/2025	1	1
4.000% due 07/01/2040	83,000	84,089
4.063% due 10/01/2032	1,006	1,034
4.210% due 11/01/2035	184	190
4.500% due 07/01/2040 - 09/01/2040	174,000	179,901

4.680% due 12/01/2036	1,563	1,634
4.914% due 09/01/2034	1,427	1,482
5.000% due 02/25/2017 - 04/25/2033	3,443	3,735

5.062% due 09/01/2035	1,254	1,337
5.147% due 08/01/2035	1,405	1,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/01/2019 - 08/01/2040	$128,150	$138,000

6.000% due 09/01/2016 - 08/01/2040	450,418	490,130

6.000% due 12/01/2036 (i)	16,799	18,286
6.500% due 06/01/2029 - 07/01/2040	27,313	29,936

7.000% due 04/25/2023 - 06/01/2032	1,829	2,032

Federal Home Loan Bank
0.875% due 08/22/2012	2,300	2,304

Federal Housing Administration
7.430% due 01/25/2023	44	44

Freddie Mac
0.500% due 07/15/2019	5,122	5,107
0.650% due 05/15/2036	3,626	3,627
0.800% due 11/15/2030	20	20
0.850% due 09/15/2030	17	17
1.125% due 06/01/2011 - 07/27/2012	45,400	45,742

1.621% due 02/25/2045	481	486
2.985% due 07/01/2027	1	1
3.066% due 01/01/2028	1	1
3.138% due 07/01/2030	1	1
4.125% due 12/21/2012	1,200	1,296
5.500% due 10/01/2034 - 07/01/2040	2,190	2,354

6.000% due 07/01/2016 - 08/01/2040	46,574	50,444

6.500% due 03/01/2013 - 10/01/2037	430	468
7.000% due 06/15/2023	1,055	1,174
7.500% due 07/15/2030 - 03/01/2032	178	203

8.500% due 08/01/2024	10	11

Ginnie Mae
0.848% due 09/20/2030	14	14
0.950% due 02/16/2030	157	158
2.750% due 02/20/2032	331	338
3.125% due 10/20/2029 - 11/20/2029	144	148

3.375% due 02/20/2027	3	3
3.625% due 07/20/2030	6	7
4.375% due 04/20/2026 - 05/20/2030	65	67

5.500% due 04/15/2033 - 09/15/2033	318	347

6.000% due 07/01/2040	7,000	7,627
6.500% due 03/15/2031 - 04/15/2032	118	132

Small Business Administration
5.130% due 09/01/2023	52	56
6.030% due 02/01/2012	1,211	1,270
6.290% due 01/01/2021	111	120
6.344% due 08/01/2011	54	56
7.449% due 08/01/2010	3	3
7.500% due 04/01/2017	391	430

Total U.S. Government Agencies (Cost $1,129,148)		1,173,993

U.S. TREASURY OBLIGATIONS 30.6%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	10,510	10,687
2.000% due 01/15/2026	22,296	23,631
2.375% due 01/15/2025	14,456	16,073

U.S. Treasury Bonds
3.500% due 02/15/2039	2,000	1,863
4.250% due 05/15/2039	31,800	33,708
4.375% due 02/15/2038	4,200	4,552
4.375% due 11/15/2039	18,100	19,593
4.375% due 05/15/2040	37,900	41,098
4.625% due 02/15/2040	62,800	70,787
4.750% due 02/15/2037	6,900	7,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 02/15/2031	$7,500	$9,244
8.750% due 05/15/2020	16,300	24,381

U.S. Treasury Notes
0.625% due 06/30/2012	192,800	192,874
0.750% due 05/31/2012 (i)	152,300	152,788
1.125% due 06/15/2013	124,800	125,356
1.375% due 03/15/2013	22,000	22,292
1.375% due 05/15/2013	82,100	83,133
1.875% due 06/30/2015	61,600	61,874
2.125% due 05/31/2015	122,900	125,080
2.250% due 01/31/2015	1,500	1,538
2.375% due 02/28/2015	14,800	15,260
2.500% due 04/30/2015	21,900	22,689
2.500% due 06/30/2017	230,700	231,890
2.750% due 05/31/2017	148,700	151,964
2.750% due 02/15/2019	28,700	28,622
3.125% due 04/30/2017	143,600	150,219
3.250% due 03/31/2017	300	316
3.375% due 11/15/2019	50,400	52,255
3.500% due 05/15/2020 (h)(i)	335,500	351,543
3.625% due 08/15/2019	71,600	75,790
3.625% due 02/15/2020	111,800	118,255

Total U.S. Treasury Obligations (Cost $2,179,476)		2,227,295

MORTGAGE-BACKED SECURITIES 4.0%

American Home Mortgage Investment Trust
2.527% due 02/25/2045	1,904	1,718

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	77	77
5.451% due 01/15/2049	11,600	11,771
5.928% due 05/10/2045	6,400	6,791
5.935% due 02/10/2051	3,200	3,347

Banc of America Funding Corp.
2.926% due 05/25/2035	3,068	3,022

Banc of America Mortgage Securities, Inc.
2.956% due 05/25/2033	3,420	3,288
6.500% due 10/25/2031	463	466
6.500% due 09/25/2033	210	218

Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 04/25/2033	513	499
2.984% due 07/25/2034	2,678	2,389
3.359% due 11/25/2030	3	3
3.398% due 02/25/2033	76	69
3.398% due 11/25/2034	6,838	5,840
3.552% due 01/25/2034	1,190	1,159
4.069% due 11/25/2034	1,879	1,773
4.999% due 01/25/2035	1,963	1,983
5.676% due 02/25/2033	99	99

Bear Stearns Alt-A Trust
2.759% due 05/25/2035	4,432	3,434
4.539% due 09/25/2035	2,726	2,065

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	982
5.471% due 01/12/2045	2,800	2,903
5.700% due 06/11/2050	9,400	9,528
5.703% due 06/11/2050	8,600	9,164

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	5,429	3,432
5.563% due 12/26/2046	3,226	2,133

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,107	1,014

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	3,000	2,921

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,900	4,791

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	4,122	2,159

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	$7,773	$7,153
3.506% due 11/25/2034	4,495	3,840
5.250% due 02/20/2036	1,376	1,004
5.750% due 05/25/2033	75	75

Credit Suisse First Boston Mortgage Securities Corp.
4.824% due 06/25/2032	22	18

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	900	938

First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	139	101

First Horizon Asset Securities, Inc.
5.266% due 10/25/2035	8,760	6,908

First Nationwide Trust
6.750% due 08/21/2031	6	6

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	1,792	1,625
0.427% due 01/25/2047	2,140	2,000

Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	2,900	2,423

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	416
5.317% due 06/10/2036	915	979
5.444% due 03/10/2039	4,400	4,418

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	7,049	6,826
5.396% due 08/10/2038	905	956

GSR Mortgage Loan Trust
2.943% due 09/25/2035	13,142	12,360
5.209% due 11/25/2035	5,502	5,179

Harborview Mortgage Loan Trust
0.438% due 01/19/2038	727	725
0.538% due 01/19/2038	10,244	5,443
0.568% due 05/19/2035	940	557
2.964% due 07/19/2035	3,824	3,012

Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	9	9

Indymac ARM Trust
2.463% due 01/25/2032	3	2

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	286	285

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	6,736
5.420% due 01/15/2049	20,956	20,529
5.882% due 02/15/2051	2,300	2,312

JPMorgan Mortgage Trust
5.017% due 02/25/2035	3,004	3,010
5.750% due 01/25/2036	3,298	2,890

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	5,500	5,276

Merrill Lynch Floating Trust
0.888% due 07/09/2021	12,197	11,267

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	2,749	2,091

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	120	121

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	700	573
1.249% due 10/25/2035	1,325	1,107
2.361% due 04/25/2035	14,827	13,462

Morgan Stanley Capital I
0.410% due 10/15/2020	1,607	1,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.809% due 12/12/2049	$600	$623
6.075% due 06/11/2049	3,100	3,156

Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	2,200	2,311

Prime Mortgage Trust
0.747% due 02/25/2019	73	69
0.747% due 02/25/2034	531	482

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	381	391

Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030	1,178	1,221

Structured Adjustable Rate Mortgage Loan Trust
5.465% due 07/25/2035	1,119	1,001

Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	5,646	5,092
1.008% due 09/19/2032	106	91

Structured Asset Securities Corp.
2.238% due 07/25/2032	10	7
2.920% due 02/25/2032	14	13

SunTrust Adjustable Rate Mortgage Loan Trust
5.829% due 02/25/2037	12,043	9,347

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	2,878	2,771

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	8,092	6,857
0.440% due 09/15/2021	14,506	13,183
5.308% due 11/15/2048	2,000	2,075

WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	1,014	790
1.621% due 11/25/2042	482	416
1.821% due 08/25/2042	1,197	1,052

Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	5,365	4,765
4.886% due 01/25/2035	4,880	4,752
4.988% due 12/25/2034	3,387	3,440

Total Mortgage-Backed Securities (Cost $301,876)		291,032

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
0.397% due 12/25/2036	588	533

Ally Auto Receivables Trust
1.320% due 03/15/2012	5,445	5,458

Amortizing Residential Collateral Trust
0.617% due 06/25/2032	204	169

Asset-Backed Funding Certificates
0.407% due 01/25/2037	587	575

Bear Stearns Asset-Backed Securities Trust
0.423% due 10/25/2036	630	579
0.437% due 06/25/2047	1,444	1,364

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	536	527
0.397% due 05/25/2047	571	556

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	804	721

EMC Mortgage Loan Trust
0.717% due 05/25/2040	418	328

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	1,251	1,222

Fremont Home Loan Trust
0.407% due 01/25/2037	853	719

HSBC Home Equity Loan Trust
0.638% due 01/20/2034	5,300	4,826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		$461	$418

JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047		2,983	2,148

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		156	134

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		296	294

Morgan Stanley ABS Capital I
0.387% due 10/25/2036		258	255
0.397% due 10/25/2036		26	26

Nelnet Student Loan Trust
0.598% due 12/22/2016		4,202	4,191

Park Place Securities, Inc.
0.660% due 10/25/2034		1,216	1,174

SBI HELOC Trust
0.517% due 08/25/2036		292	284

Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037		3,247	2,409

SLM Student Loan Trust
0.316% due 10/25/2016		1,882	1,880
2.846% due 12/16/2019 (b)		1,900	1,900

Structured Asset Securities Corp.
0.397% due 10/25/2036		781	770
0.637% due 01/25/2033		57	52

Total Asset-Backed Securities (Cost $36,304)			33,512

SOVEREIGN ISSUES 1.4%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	5,200	$2,604

Canada Government Bond
2.000% due 12/01/2014	CAD	33,900	31,507
4.500% due 06/01/2015		4,900	5,068

Export-Import Bank of China
4.875% due 07/21/2015		$900	974

Export-Import Bank of Korea
4.125% due 09/09/2015		12,000	12,218
5.125% due 06/29/2020		3,600	3,632
5.875% due 01/14/2015		29,900	32,475

Mexico Government International Bond
6.050% due 01/11/2040		4,200	4,452

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		5,000	5,026

South Africa Government International Bond
5.875% due 05/30/2022		500	534

Total Sovereign Issues (Cost $95,148)			98,490

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		316,000	2,133

Total Convertible Preferred Securities (Cost $988)			2,133

PREFERRED STOCKS 0.2%

Citigroup, Inc.
6.150% due 12/15/2012		203,996	3,333

DG Funding Trust
1.199% due 12/31/2049		1,239	9,648

Total Preferred Stocks (Cost $16,596)			12,981

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 29.6%

REPURCHASE AGREEMENTS 5.3%

Banc of America Securities LLC
0.010% due 07/01/2010	$378,000	$378,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $386,702. Repurchase proceeds are $378,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	5,469	5,469
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,581. Repurchase proceeds are $5,469.)

		383,469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.173% due 07/01/2010 - 08/26/2010 (c)(f)(g)(i)	$24,014	$ 24,009

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (g)(i)	987	987

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 24.0%
174,142,434	$1,743,862

Total Short-Term Instruments (Cost $2,152,118)	2,152,327

Total Investments 111.7% (Cost $7,974,167)	$8,126,185

Written Options (k) (0.3%) (Premiums $14,926)	(17,072)

Other Assets and Liabilities (Net) (11.4%)	(831,905)

Net Assets 100.0%	$7,277,208

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Portfolio.
(f)	Securities with an aggregate market value of $420 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(g)	Securities with an aggregate market value of $8,645 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $148,823 at a weighted average interest rate of 0.052%. On June 30, 2010, securities valued at $324,195 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $20,209 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,009	$2,776
90-Day Eurodollar March Futures	Long	03/2011	51	133
90-Day Eurodollar September Futures	Long	09/2010	3,695	357
U.S. Treasury 2-Year Note September Futures	Long	09/2010	6,298	5,936
U.S. Treasury 5-Year Note September Futures	Long	09/2010	414	685
U.S. Treasury 10-Year Note September Futures	Long	09/2010	6,336	14,407

				$24,294

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$2,500	$(36)	$0	$(36)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	30,700	(36)	0	(36)
Ally Financial, Inc.	JPM	3.250%	09/20/2012	4.405%	2,500	(56)	0	(56)
Ally Financial, Inc.	JPM	3.670%	09/20/2012	4.405%	2,500	(35)	0	(35)
Ally Financial, Inc.	JPM	3.750%	09/20/2012	4.405%	1,000	(12)	0	(12)
American International Group, Inc.	BCLY	1.670%	03/20/2013	3.156%	1,100	(41)	0	(41)
American International Group, Inc.	DUB	5.000%	12/20/2013	3.384%	9,700	503	(873)	1,376
American International Group, Inc.	JPM	5.000%	09/20/2016	3.833%	4,000	235	(340)	575
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.982%	5,300	(223)	(93)	(130)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.709%	3,900	(87)	0	(87)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.982%	2,600	(110)	(46)	(64)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.982%	2,600	(110)	(47)	(63)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	1,000	(16)	(15)	(1)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	8,200	(129)	(209)	80
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	6,600	(104)	(71)	(33)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	900	(14)	(12)	(2)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	10,900	(171)	(119)	(52)
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.342%	1,500	(24)	(15)	(9)
China Government International Bond	CSFB	1.000%	03/20/2015	0.876%	5,000	29	24	5
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	1,000	(1)	(6)	5

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	$500	$(1)	$(3)	$2
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	1,100	(1)	(6)	5
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	2,500	(3)	(14)	11
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	4.142%	2,500	3	0	3
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	4.142%	500	18	0	18
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	4.919%	500	2	(11)	13
France Government Bond	BOA	0.250%	03/20/2015	0.873%	2,200	(61)	(37)	(24)
France Government Bond	CITI	0.250%	03/20/2015	0.873%	2,000	(55)	(32)	(23)
France Government Bond	GSC	0.250%	03/20/2015	0.873%	2,200	(61)	(38)	(23)
France Government Bond	RBS	0.250%	03/20/2015	0.873%	1,900	(53)	(32)	(21)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	3,400	(4)	0	(4)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.721%	600	(2)	0	(2)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	800	(1)	(10)	9
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.721%	2,200	(8)	0	(8)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.757%	2,000	82	106	(24)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.721%	800	(2)	0	(2)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.733%	2,000	66	(98)	164
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.047%	5,000	319	0	319
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.721%	3,500	(4)	0	(4)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.721%	1,000	(3)	0	(3)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	1,600	(5)	0	(5)
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.757%	2,800	114	152	(38)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.030%	11,100	1,000	0	1,000
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	700	(3)	0	(3)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.733%	10,000	330	(500)	830
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.757%	1,000	(9)	(15)	6
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	1,200	7	14	(7)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	2,400	13	28	(15)
JSC Gazprom	JPM	0.970%	10/20/2012	2.537%	700	(23)	0	(23)
JSC Gazprom	JPM	1.020%	10/20/2012	2.537%	700	(22)	0	(22)
MetLife, Inc.	CITI	1.000%	06/20/2011	2.205%	2,000	(23)	(31)	8
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	5,500	(68)	(124)	56
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	3,600	(45)	(83)	38
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.385%	1,200	(26)	0	(26)
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.409%	400	(3)	0	(3)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.835%	1,000	2	0	2
Panama Government International Bond	JPM	1.250%	01/20/2017	1.405%	1,200	(4)	0	(4)
SLM Corp.	BCLY	5.000%	12/20/2013	5.754%	2,000	(42)	(270)	228
SLM Corp.	CITI	5.000%	12/20/2013	5.754%	2,700	(57)	(385)	328
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.698%	600	8	4	4
United Kingdom Gilt	CSFB	1.000%	03/20/2015	0.719%	9,700	126	23	103
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	2,800	37	20	17
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%	600	8	4	4
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	10,700	139	47	92
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	900	12	7	5
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	31,100	404	120	284
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.765%	4,500	12	30	(18)
Wells Fargo & Co.	DUB	1.520%	03/20/2013	0.966%	2,700	41	0	41

						$1,716	$(2,955)	$4,671

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$2,600	$241	$259	$(18)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	22,000	2,291	2,845	(554)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	2,400	250	318	(68)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	6,200	646	815	(169)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	42	50	(8)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	15,300	1,594	1,919	(325)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,155	(160)	0	(160)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,659	(38)	0	(38)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	401	0	401
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	92	0	92
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	146	0	146
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,590	521	0	521
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,341	312	0	312
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	12	0	12
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,051	29	0	29
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	43	0	43
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,690	43	0	43

					$6,411	$6,206	$205

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$392	$(6)	$398
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	55	0	55
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	80	0	80
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	(288)	(422)	134
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(3)	0	(3)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(2)	0	(2)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(4)	0	(4)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	4	5	(1)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	30	20	10
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	20	27	(7)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	43	51	(8)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	42	39	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	77	88	(11)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	(12)	0	(12)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	(6)	0	(6)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	(17)	(20)	3
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	8	9	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	287	0	287
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	12	11	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	528	(160)	688
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	498	(12)	510
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	58	8	50
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	199	17	182
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	20	1	19
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	2	(9)	11
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	112	19	93
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	121	47	74
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		73,100	67	98	(31)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	29	0	29
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	32	(28)	60
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	27	18	9
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	20	14	6
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	289	192	97
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	428	(53)	481
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	230	169	61
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	136	69	67
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	192	123	69
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	404	80	324
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	17	0	17
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	56	(2)	58
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	32	17	15
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	656	155	501
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	361	59	302
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	346	229	117
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	289	0	289
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	88,800	(275)	20	(295)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$44,500	647	510	137
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		211,400	3,075	2,410	665
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		20,200	1,910	1,093	817
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		12,000	1,135	789	346
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		32,700	1,015	431	584
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		10,900	338	130	208
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		7,700	239	89	150
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		10,900	338	130	208
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		5,100	158	25	133
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		5,100	158	24	134
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		5,300	503	208	295
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		4,200	398	178	220
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		7,300	693	468	225

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Total Return Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		$23,900	$2,268	$1,358	$910
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		36,900	2,596	2,178	418
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	50,300	875	0	875
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	207,400	608	91	517

							$22,546	$10,985	$11,561

(k)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/27/2010	184	$112	$723
Call - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/27/2010	86	54	266
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	106	63	180
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	378	238	17
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	106	94	13

				$561	$1,199

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$106,400	$610	$2,487
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	100,800	333	3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,600	42	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	55,000	457	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	49	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,000	101	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	89,800	374	2,099
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	106,100	1,017	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	54,100	246	1,265
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	43,800	217	1,760
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	96,500	484	3
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,400	14	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,700	51	273
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	25,900	225	1,041
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	25,900	98	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,700	130	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,700	115	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	160,100	1,057	56
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	69,200	206	1,618
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	69,200	299	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	194	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,700	379	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	29,500	269	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	47,000	367	1,888
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	47,000	240	1
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	56,000	534	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,500	104	400
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,500	124	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	14
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	21,000	142	844
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	21,000	120	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,600	60	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	42,000	341	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	191,000	1,465	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	87,000	697	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	302,200	1,935	106

							$13,301	$13,864

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	4,800	$10	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		4,800	31	46
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$5,300	7	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		5,300	14	5

							$62	$53

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$61,500	$556	$1,381

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$153
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	374
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	48

						$446	$575

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	3,141	$1,553,600	EUR	10,300	$15,679
Sales	6,377	2,491,500		9,600	17,887
Closing Buys	(7,668)	(1,590,000)		(10,300)	(16,606)
Expirations	0	(126,600)		0	(946)
Exercised	(990)	(153,000)		0	(1,088)

Balance at 06/30/2010	860	$2,175,500	EUR	9,600	$14,926

(l)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$35,000	$37,674	$37,964

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	9,335	07/2010	JPM	$0	$(270)	$(270)
Buy	BRL	51,238	08/2010	HSBC	61	0	61
Sell	CAD	30,205	07/2010	UBS	1,659	0	1,659
Buy	CNY	5,298	08/2010	BCLY	0	(17)	(17)
Buy		6,678	08/2010	DUB	0	(21)	(21)
Buy		22,096	08/2010	HSBC	1	(36)	(35)
Buy		124,401	08/2010	JPM	2	(162)	(160)
Buy		23,358	08/2010	MSC	0	(19)	(19)
Buy		6,733	11/2010	BCLY	0	(20)	(20)
Buy		10,905	11/2010	CITI	0	(33)	(33)
Buy		28,134	11/2010	DUB	0	(91)	(91)
Buy		11,090	11/2010	MSC	0	(38)	(38)
Buy	EUR	2,660	07/2010	BCLY	0	(42)	(42)
Sell		107,535	07/2010	BCLY	12,436	0	12,436
Sell		47,449	07/2010	BNP	5,108	0	5,108
Buy		1,849	07/2010	CITI	26	0	26
Sell		27,630	07/2010	CITI	136	0	136
Buy		803	07/2010	CSFB	18	0	18
Sell		1,001	07/2010	CSFB	117	0	117
Buy		833	07/2010	DUB	22	0	22
Buy		508	07/2010	HSBC	14	0	14
Buy		1,515	07/2010	MSC	35	0	35
Buy		819	07/2010	RBS	3	(5)	(2)
Sell		11,847	07/2010	RBS	138	0	138
Buy		85,159	08/2010	CITI	0	(968)	(968)
Sell	GBP	18,946	09/2010	BOA	0	(228)	(228)
Buy	IDR	6,000,300	10/2010	BOA	62	0	62
Buy		42,121,043	10/2010	CITI	404	0	404
Buy		6,000,300	10/2010	RBS	62	0	62
Buy		12,317,292	10/2010	UBS	98	0	98
Buy		6,743,370	11/2010	BCLY	37	0	37
Buy		6,616,400	11/2010	CITI	33	0	33
Buy		3,093,030	11/2010	DUB	8	0	8
Buy		6,213,800	11/2010	HSBC	23	0	23
Sell	JPY	4,110,406	07/2010	BOA	0	(1,601)	(1,601)
Buy	KRW	1,194,409	07/2010	BCLY	2	(22)	(20)
Buy		660,390	07/2010	CITI	0	(10)	(10)

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Schedule of Investments  Total Return Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	1,041,038	07/2010	DUB	$0	$(26)	$(26)
Sell		2,338,200	07/2010	HSBC	0	(22)	(22)
Buy		864,818	07/2010	MSC	0	(24)	(24)
Sell		1,723,205	07/2010	MSC	0	(19)	(19)
Buy		300,750	07/2010	RBS	0	(2)	(2)
Buy		5,464,430	08/2010	BCLY	0	(122)	(122)
Buy		2,070,038	08/2010	MSC	0	(67)	(67)
Buy		1,637,294	11/2010	BCLY	0	(59)	(59)
Sell		669,409	11/2010	BCLY	8	(2)	6
Buy		844,250	11/2010	BOA	0	(26)	(26)
Buy		4,010,645	11/2010	CITI	0	(174)	(174)
Sell		9,133,790	11/2010	CITI	10	(59)	(49)
Buy		674,308	11/2010	DUB	0	(30)	(30)
Buy		351,900	11/2010	GSC	0	(13)	(13)
Buy		5,278,478	11/2010	JPM	0	(324)	(324)
Sell		3,429,750	11/2010	JPM	0	(24)	(24)
Buy		1,481,020	11/2010	MSC	0	(81)	(81)
Sell		300,750	11/2010	RBS	2	0	2
Buy	MXN	1,770	09/2010	DUB	0	(3)	(3)
Buy		65,079	09/2010	UBS	0	(49)	(49)
Buy	MYR	11,599	10/2010	BCLY	152	0	152
Buy		1,372	10/2010	BOA	22	0	22
Buy		11,279	10/2010	CITI	111	0	111
Buy		5,813	10/2010	DUB	9	(1)	8
Buy	PHP	4,055	11/2010	BCLY	0	(1)	(1)
Buy		13,087	11/2010	CITI	0	(4)	(4)
Buy		3,880	11/2010	DUB	0	(1)	(1)
Buy	SGD	1,332	09/2010	BCLY	1	0	1
Buy		990	09/2010	CITI	4	0	4
Sell		3,174	09/2010	DUB	1	0	1
Buy		852	09/2010	GSC	4	0	4
Buy	TWD	42,784	10/2010	BCLY	0	(41)	(41)
Buy		7,676	10/2010	CITI	0	(4)	(4)
Buy		34,089	10/2010	DUB	0	(32)	(32)
Buy		18,059	01/2011	DUB	0	(11)	(11)
Buy		11,057	01/2011	JPM	0	(1)	(1)
Buy		17,020	01/2011	MSC	0	(4)	(4)
Buy		9,218	01/2011	UBS	0	0	0

					$20,829	$(4,809)	$16,020

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$9,617	$0	$9,617
Corporate Bonds & Notes	0	1,894,426	0	1,894,426
Convertible Bonds & Notes	0	33,112	0	33,112
Municipal Bonds & Notes	0	197,267	0	197,267
U.S. Government Agencies	0	1,173,949	44	1,173,993
U.S. Treasury Obligations	0	2,227,295	0	2,227,295
Mortgage-Backed Securities	0	291,032	0	291,032
Asset-Backed Securities	1,900	31,612	0	33,512
Sovereign Issues	0	98,490	0	98,490
Convertible Preferred Securities	0	2,133	0	2,133
Preferred Stocks	0	3,333	9,648	12,981
Short-Term Instruments	1,743,862	408,465	0	2,152,327

Investments, at value	$1,745,762	$6,370,731	$9,692	$8,126,185
Short Sales, at value	$0	$(37,964)	$0	$(37,964)
Financial Derivative Instruments (3)	$24,294	$16,013	$(628)	$39,679

Totals	$1,770,056	$6,348,780	$9,064	$8,127,900

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$33,521	$0	$0	$0	$944	$0	$(34,465)	$0	$0
U.S. Government Agencies	45	(1)	0	0	0	0	0	44	0
Preferred Stocks	10,994	0	0	0	(1,346)	0	0	9,648	(1,346)

Investments, at value	$44,560	$(1)	$0	$0	$(402)	$0	$(34,465)	$9,692	$ (1,346)
Financial Derivative Instruments (3)	$0	$(509)	$0	$0	$(119)	$0	$0	$(628)	$(119)

Totals	$44,560	$(510)	$0	$0	$(521)	$0	$(34,465)	$9,064	$(1,465)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$64	$0	$0	$0	$0	$64
Unrealized appreciation on foreign currency contracts	0	20,829	0	0	0	20,829
Unrealized appreciation on swap agreements	11,942	0	7,230	0	0	19,172

	$12,006	$20,829	$7,230	$0	$0	$40,065

Liabilities:
Written options outstanding	$15,638	$1,381	$53	$0	$0	$17,072
Variation margin payable	162	0	0	0	0	162
Unrealized depreciation on foreign currency contracts	0	4,809	0	0	0	4,809
Unrealized depreciation on swap agreements	381	0	2,354	0	0	2,735

	$16,181	$6,190	$2,407	$0	$0	$24,778

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$109,237	$1,156	$4,654	$0	$0	$115,047
Net realized gain on foreign currency transactions	0	12,450	0	0	0	12,450

	$109,237	$13,606	$4,654	$0	$0	$127,497

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$27,181	$(828)	$(3,244)	$0	$0	$23,109
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	11,466	0	0	0	11,466

	$27,181	$10,638	$(3,244)	$0	$0	$34,575

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,294 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases,

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(i) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A

Semiannual Report	June 30, 2010	23

Notes to Financial Statements  (Cont.)

floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

24	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread)

between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Semiannual Report	June 30, 2010	25

Notes to Financial Statements  (Cont.)

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services

26	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,661	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 1,505,402	$ 1,416,582	$ 1,178,500	$ 209	$ 1,743,862	$ 2,582	$ (140)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,743,303	$7,077,847	$4,275,172	$3,540,203

Semiannual Report	June 30, 2010	27

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,871	$31,711	11,866	$128,704
Administrative Class	129,888	1,436,160	227,626	2,454,875
Advisor Class	14,943	165,381	15,039	161,558
Issued as reinvestment of distributions
Institutional Class	275	3,049	1,544	16,694
Administrative Class	6,475	71,822	35,313	381,833
Advisor Class	274	3,037	1,142	12,380
Cost of shares redeemed
Institutional Class	(3,037)	(33,522)	(6,450)	(68,374)
Administrative Class	(59,187)	(655,718)	(141,746)	(1,508,380)
Advisor Class	(2,965)	(32,844)	(4,441)	(47,668)
Net increase resulting from Portfolio share transactions	89,537	$989,076	139,893	$1,531,622

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	94
Administrative Class	4	49
Advisor Class	7	81

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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June 30, 2010 (Unaudited)

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$220,089		$(68,071)	$152,018

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	FSB	Federal Savings Bank	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

30	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS73 SAR 063010

Share Class	Advisor

Semiannual Report June 30, 2010

PIMCO Variable Insurance Trust

Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

We are living through a remarkable time of change for the global economy and financial markets, marked by what we believe will be an ongoing period of de-leveraging, de-globalization and re-regulation. As such, we remain committed to guiding our clients through the investment journey, while looking for ways to position their portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties.

During the six-month reporting period, risk sectors experienced growing volatility brought on by investor concerns over a rising sovereign debt burden in industrialized countries as well as signs of slower global economic growth. European regional debt problems triggered by Greece, for example, caused a tightening of credit availability and increased fears of contagion throughout Europe and the rest of the world. In response, the European Union devised a broad stimulus package to help shore up the most indebted countries by extending “rescue” loans contingent upon fiscal-austerity conditions. This points to what likely may lead to a desynchronized economic recovery and prolonged market volatility.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices for these securities, as increased market volatility and uncertainty drove investors to higher-quality assets. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, or 0.85% lower than at the beginning of 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 5.33%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns as real yields were supported by concerns over European sovereign debt risk and the global flight-to-quality. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed as a result of deflationary pressures emanating from European austerity measures and as a result, TIPS trailed their nominal U.S. Treasury counterparts. The Barclays Capital U.S. TIPS Index returned 4.41%.

■

The commodity sector posted negative returns, as measured by the Dow Jones-UBS Commodity Index Total Return, which declined 9.60%. Negative returns in the grains and industrial metals sectors impacted commodity performance overall. Grains futures prices declined amid abundant global stocks and expectations of additional inventories following upcoming harvest seasons. Returns on the industrial metals sector suffered as the European debt crisis and policy tightening in China fueled concerns about future growth and global demand.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasury securities on a like-duration basis. Limited Agency MBS issuance combined with demand from non-U.S. buyers supported valuations on these securities. Non-Agency MBS and commercial mortgage-backed securities (“CMBS”) outpaced U.S. Treasury securities despite broader market volatility in May. Non-Agency MBS and CMBS tranches senior in the capital structure tended to fare better than their more subordinated counterparts as investors favored higher-quality assets.

■

Underlying emerging markets (“EM”) credit fundamentals remained relatively strong, although EM bond performance trailed that of U.S. Treasury securities due in part to the flight-to-quality during the latter part of the reporting period. External EM markets performed better than local currency EM markets as the overall flight-to-quality included a move toward the U.S. dollar, which worked against most EM currencies.

■

Equity markets worldwide generally posted negative returns as investors focused on higher-quality assets. U.S. equities, as measured by the S&P 500 Index, declined 6.65% and international equities, as represented by the MSCI World Index, declined 9.84%.

On the following pages of this Semiannual Report for PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2010, please find specific details as to each Portfolio’s total return investment performance and a discussion of the factors that affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Variable Insurance Trust

August 10, 2010

Semiannual Report	June 30, 2010	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of sixteen separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at www.pimco-funds.com/vit, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at www.pimco-funds.com/vit. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2010	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	27.4%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	23.3%
U.S. Government Agencies	14.4%
Mortgage-Backed Securities	3.6%
Other	4.8%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	6 Months*	1 Year	Portfolio Inception (02/28/06)
PIMCO Total Return Portfolio Advisor Class	5.43%	12.25%	8.22%
Barclays Capital U.S. Aggregate Index±	5.33%	9.50%	6.36%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.84% for Advisor Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,054.31	$1,021.08
Expenses Paid During Period†	$3.82	$3.76

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Tactical management of U.S. duration (or sensitivity to changes in market interest rates) added to returns as the ten-year U.S. Treasury yield declined during the latter part of the reporting period.

»	The Portfolio’s exposure to core European duration added to returns as yields in this region declined during the reporting period.

»	An emphasis on short maturities in the U.S. detracted from performance as the yield curve flattened during the reporting period, as measured by the difference between two- and 30-year yields.

»	An underweight to Agency mortgage-backed securities detracted from returns as this sector outperformed like-duration U.S. Treasury securities over the reporting period.

»

An underweight to corporate securities benefited performance as corporate securities underperformed like-duration U.S. Treasury securities; however a focus on financials detracted from returns as financials underperformed the broader corporate market during the reporting period.

»	Within the high-yield sector, a focus on financial companies added to returns as high-yield financials outpaced like-duration U.S. Treasury securities during the reporting period.

»	Exposure to local rates in Brazil added to returns during the reporting period.

»

Exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as these currencies mostly depreciated relative to the U.S. dollar during the reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2010+	12/31/2009	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$10.82	$10.31	$10.49	$10.12	$10.24
Net investment income (a)	0.10	0.46	0.45	0.48	0.38
Net realized/unrealized gain (loss) on investments	0.48	0.95	0.03	0.37	(0.08)
Total income from investment operations	0.58	1.41	0.48	0.85	0.30
Dividends from net investment income	(0.12)	(0.56)	(0.46)	(0.48)	(0.37)
Distributions from net realized capital gains	0.00	(0.34)	(0.20)	0.00	(0.05)
Total distributions	(0.12)	(0.90)	(0.66)	(0.48)	(0.42)
Net asset value end of year or period	$11.28	$10.82	$10.31	$10.49	$10.12
Total return	5.43%	13.92%	4.69%	8.63%	3.09%
Net assets end of year or period (000s)	$352,385	$205,452	$74,821	$32,679	$18,811
Ratio of expenses to average net assets	0.75%*	0.84%	0.97%	0.93%	0.77%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	1.91%*	4.29%	4.27%	4.69%	4.49%*
Portfolio turnover rate	230%	381%	355%	298%	303%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

Semiannual Report	June 30, 2010	5

Statement of Assets and Liabilities Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2010

Assets:
Investments, at value	$5,998,854
Investments in Affiliates, at value	1,743,862
Repurchase agreements, at value	383,469
Cash	454
Foreign currency, at value	436
Receivable for investments sold	460,708
Receivable for investments sold on a delayed-delivery basis	13,341
Receivable for Portfolio shares sold	24,779
Interest and dividends receivable	39,731
Dividends receivable from Affiliates	597
Variation margin receivable	64
Swap premiums paid	19,782
Unrealized appreciation on foreign currency contracts	20,829
Unrealized appreciation on swap agreements	19,172
8,726,078

Liabilities:
Payable for reverse repurchase agreements	$324,482
Payable for investments purchased	924,378
Payable for investments in Affiliates purchased	596
Payable for investments purchased on a delayed-delivery basis	13,341
Payable for Portfolio shares redeemed	72,381
Payable for short sales	37,964
Written options outstanding	17,072
Deposits from counterparty	41,664
Accrued related party fees	3,719
Variation margin payable	162
Swap premiums received	5,546
Unrealized depreciation on foreign currency contracts	4,809
Unrealized depreciation on swap agreements	2,735
Other liabilities	21
1,448,870

Net Assets	$7,277,208

Net Assets Consist of:
Paid in capital	$6,792,091
Undistributed net investment income	31,096
Accumulated undistributed net realized gain	247,901
Net unrealized appreciation	206,120
$7,277,208

Net Assets:
Institutional Class	$251,114
Administrative Class	6,673,709
Advisor Class	352,385

Shares Issued and Outstanding:
Institutional Class	22,267
Administrative Class	591,765
Advisor Class	31,246

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.28
Administrative Class	11.28
Advisor Class	11.28

Cost of Investments Owned	$5,847,045
Cost of Investments in Affiliates Owned	$1,743,653
Cost of Repurchase Agreements Owned	$383,469
Cost of Foreign Currency Held	$440
Proceeds Received on Short Sales	$37,674
Premiums Received on Written Options	$14,926

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2010

Investment Income:
Interest	$84,342
Dividends	97
Dividends from Affiliate investments	2,582
Miscellaneous income	3
Total Income	87,024

Expenses:
Investment advisory fees	8,069
Supervisory and administrative fees	8,069
Servicing fees – Administrative Class	4,450
Distribution and/or servicing fees – Advisor Class	325
Trustees’ fees	58
Interest expense	52
Total Expenses	21,023

Net Investment Income	66,001

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	26,889
Net realized (loss) on Affiliate investments	(140)
Net realized gain on futures contracts, written options and swaps	115,047
Net realized gain on foreign currency transactions	10,554
Net change in unrealized appreciation on investments	101,643
Net change in unrealized appreciation on Affiliate investments	518
Net change in unrealized appreciation on futures contracts, written options and swaps	23,109
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,233
Net Gain	288,853

Net Increase in Net Assets Resulting from Operations	$354,854

See Accompanying Notes	Semiannual Report	June 30, 2010	7

Statements of Changes in Net Assets Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Increase in Net Assets from:

Operations:
Net investment income	$66,001	$223,548
Net realized gain	152,490	219,370
Net realized gain (loss) on Affiliate investments	(140)	48
Net change in unrealized appreciation	135,985	182,696
Net change in unrealized appreciation (depreciation) on Affiliate investments	518	(309)
Net increase resulting from operations	354,854	625,353

Distributions to Shareholders:
From net investment income
Institutional Class	(3,049)	(9,639)
Administrative Class	(71,822)	(240,232)
Advisor Class	(3,037)	(6,626)
From net realized capital gains
Institutional Class	0	(7,057)
Administrative Class	0	(165,455)
Advisor Class	0	(5,754)

Total Distributions	(77,908)	(434,763)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	31,711	128,704
Administrative Class	1,436,160	2,454,875
Advisor Class	165,381	161,558
Issued in reorganization
Institutional Class	0	16,694
Administrative Class	0	381,833
Advisor Class	0	12,380
Issued as reinvestment of distributions
Institutional Class	3,049	0
Administrative Class	71,822	0
Advisor Class	3,037	0
Cost of shares redeemed
Institutional Class	(33,522)	(68,374)
Administrative Class	(655,718)	(1,508,380)
Advisor Class	(32,844)	(47,668)
Net increase resulting from Portfolio share transactions	989,076	1,531,622

Total Increase in Net Assets	1,266,022	1,722,212

Net Assets:
Beginning of period	6,011,186	4,288,974
End of period*	$7,277,208	$6,011,186

*Including undistributed net investment income of:	$31,096	$43,003

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments  Total Return Portfolio

June 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

American General Finance Corp.
7.250% due 04/21/2015		$6,900	$6,727

Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		326	242
3.874% due 10/10/2014		1,453	1,078
4.033% due 10/10/2014		30	28
4.066% due 10/10/2014		2,079	1,542

Total Bank Loan Obligations (Cost $10,416)			9,617

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 21.6%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,365

Ally Financial, Inc.
5.375% due 06/06/2011		30,500	30,576
5.750% due 09/27/2010	EUR	4,200	5,123
6.000% due 12/15/2011		$1,100	1,098
6.000% due 05/23/2012		4,500	4,444
6.875% due 09/15/2011		5,000	5,065
6.875% due 08/28/2012		3,200	3,224
8.300% due 02/12/2015		11,100	11,266

American Express Bank FSB
3.150% due 12/09/2011		6,700	6,942
6.000% due 09/13/2017		3,900	4,289

American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,585
6.000% due 09/13/2017		3,900	4,294

American Express Co.
7.000% due 03/19/2018		200	231

American Express Credit Corp.
0.510% due 06/16/2011		500	498
0.526% due 12/02/2010		200	200
5.875% due 05/02/2013		700	767

American General Finance Corp.
0.787% due 12/15/2011		8,700	7,803
4.125% due 11/29/2013	EUR	10,000	9,716

American International Group, Inc.
0.414% due 10/18/2011		$100	94
4.950% due 03/20/2012		1,700	1,704
5.050% due 10/01/2015		1,800	1,663
5.450% due 05/18/2017		400	357
5.600% due 10/18/2016		2,100	1,928
5.850% due 01/16/2018		31,800	28,580
6.250% due 03/15/2037		2,100	1,438
8.000% due 05/22/2038	EUR	12,900	11,752
8.175% due 05/15/2068		$3,000	2,392
8.250% due 08/15/2018		12,000	12,210

ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,207

Banco Santander Chile
1.557% due 04/20/2012		11,600	11,599

Bank of America Corp.
0.766% due 08/15/2016		2,800	2,463
2.375% due 06/22/2012		6,500	6,703
6.000% due 09/01/2017		7,000	7,381
6.500% due 08/01/2016		32,700	35,451

Bank of America N.A.
6.000% due 10/15/2036		2,100	2,028

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,094

Bank of Montreal
2.850% due 06/09/2015		4,700	4,784

Bank of Scotland PLC
0.597% due 12/08/2010		6,300	6,290

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Bank PLC
5.450% due 09/12/2012		$40,000	$42,539
6.050% due 12/04/2017		16,800	16,990
10.179% due 06/12/2021		2,080	2,609

Bear Stearns Cos. LLC
0.646% due 08/15/2011		900	901
0.704% due 07/19/2010		7,400	7,401
6.400% due 10/02/2017		27,900	31,053

BNP Paribas
5.186% due 06/29/2049		15,600	12,909

C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	2,844

Caelus Re Ltd.
6.788% due 06/07/2011		2,700	2,621

Citibank N.A.
1.875% due 05/07/2012		8,000	8,171
1.875% due 06/04/2012		300	306

Citigroup Capital XXI
8.300% due 12/21/2057		19,500	19,089

Citigroup Funding, Inc.
1.875% due 10/22/2012		8,000	8,175
2.250% due 12/10/2012		1,400	1,442

Citigroup, Inc.
0.662% due 03/16/2012		5,500	5,371
0.807% due 06/09/2016		13,100	10,643
2.125% due 04/30/2012		3,800	3,896
2.875% due 12/09/2011		20,040	20,673
5.300% due 10/17/2012		2,200	2,282
5.500% due 08/27/2012		5,500	5,737
5.500% due 04/11/2013		40,900	42,554
5.625% due 08/27/2012		4,400	4,537
5.850% due 07/02/2013		1,400	1,467
6.000% due 02/21/2012		3,789	3,968
6.125% due 05/15/2018		3,000	3,138
6.125% due 08/25/2036		15,000	13,692
8.500% due 05/22/2019		2,100	2,509

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	911
5.800% due 06/07/2012		$10,300	10,838

DBS Bank Ltd.
0.656% due 05/16/2017		1,000	946

Deutsche Bank AG
6.000% due 09/01/2017		24,600	27,188

Dexia Credit Local
0.808% due 04/29/2014		21,700	21,697
0.938% due 03/05/2013		48,000	48,052
1.188% due 09/23/2011		15,200	15,225

FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	6,314
7.125% due 01/15/2013		700	865

FIH Erhvervsbank A/S
0.907% due 06/13/2013		$76,000	75,934

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		500	510
7.250% due 10/25/2011		200	206
7.375% due 02/01/2011		10,900	11,106
7.500% due 08/01/2012		2,600	2,660
8.000% due 12/15/2016		500	512
8.625% due 11/01/2010		400	407

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	9,915

General Electric Capital Corp.
2.000% due 09/28/2012		$2,700	2,767
2.125% due 12/21/2012		4,000	4,116
2.625% due 12/28/2012		7,200	7,488
3.000% due 12/09/2011		41,300	42,683
5.500% due 09/15/2067	EUR	24,100	24,755
5.875% due 01/14/2038		$8,100	7,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2067		$14,800	$13,856

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		17,300	18,008
6.250% due 09/01/2017		14,900	15,802
6.750% due 10/01/2037		3,300	3,249

HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,667
6.500% due 09/15/2037		2,900	3,015

ING Bank NV
1.333% due 03/30/2012		57,400	57,615

International Lease Finance Corp.
1.058% due 08/15/2011	EUR	25,000	28,166
5.250% due 01/10/2013		$2,680	2,466
5.400% due 02/15/2012		16,152	15,385
5.875% due 05/01/2013		1,000	928
6.375% due 03/25/2013		2,580	2,432

JPMorgan Chase & Co.
6.000% due 01/15/2018		3,900	4,316

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,003

JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,200	1,153

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		2,400	2,277

KeyBank N.A.
0.815% due 11/21/2011	EUR	400	469

LBG Capital No.1 PLC
7.875% due 11/01/2020		$5,100	4,156
8.500% due 12/29/2049		1,100	864

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	960
5.125% due 06/27/2014 (a)	EUR	950	266
5.316% due 04/05/2011 (a)		10	3
5.625% due 01/24/2013 (a)		$3,800	788
6.875% due 05/02/2018 (a)		3,200	668

Lloyds TSB Bank PLC
5.800% due 01/13/2020		21,500	20,349
12.000% due 12/29/2049		32,700	32,905

Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,366

Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		8,500	8,428
6.150% due 04/25/2013		10,000	10,701
6.875% due 04/25/2018		17,800	19,029

MetLife, Inc.
6.400% due 12/15/2036		1,700	1,504

Metropolitan Life Global Funding I
0.698% due 07/13/2011		34,700	34,673
5.125% due 11/09/2011		8,200	8,528

Morgan Stanley
2.930% due 05/14/2013		9,400	9,441
3.250% due 12/01/2011		20,100	20,835
5.950% due 12/28/2017		10,600	10,757

MUFG Capital Finance 5 Ltd.
6.299% due 12/31/2049	GBP	700	890

Mystic Re Ltd.
10.538% due 06/07/2011		$2,200	2,131

National Australia Bank Ltd.
5.350% due 06/12/2013		6,100	6,615

Nationwide Building Society
6.250% due 02/25/2020		9,300	9,841

Nomura Europe Finance NV
0.683% due 07/05/2011		19,500	19,126

Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,341

See Accompanying Notes	Semiannual Report	June 30, 2010	9

Schedule of Investments  Total Return Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleum Export Ltd.
5.265% due 06/15/2011		$353	$353

Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,628

Rabobank Nederland NV
11.000% due 06/29/2049		975	1,209

Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,136

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		22,900	22,953
3.000% due 12/09/2011		50,500	51,869
6.990% due 10/29/2049		12,000	7,860
7.648% due 08/29/2049		1,500	1,132

Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		42,900	41,653

SLM Corp.
0.546% due 10/25/2011		200	189
0.616% due 01/27/2014		1,650	1,362
0.933% due 11/15/2011	EUR	1,000	1,166
3.125% due 09/17/2012		5,200	5,705
4.875% due 12/17/2012	GBP	2,800	3,876
5.000% due 04/15/2015		$5,000	4,306
5.125% due 08/27/2012		5,780	5,698
8.000% due 03/25/2020		3,600	3,169
8.450% due 06/15/2018		10,600	9,803

State Street Capital Trust III
8.250% due 01/29/2049		6,800	6,814

State Street Capital Trust IV
1.537% due 06/15/2037		1,000	720

Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,801

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,230

UBS AG
1.584% due 02/23/2012		10,400	10,441
5.750% due 04/25/2018		4,600	4,756
5.875% due 12/20/2017		4,700	4,985

UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	336

Union Planters Corp.
7.750% due 03/01/2011		5,400	5,476

USB Capital IX
6.189% due 10/29/2049		900	658

Wachovia Corp.
0.433% due 10/15/2011		8,100	8,044
0.657% due 03/15/2011		5,900	5,903
0.832% due 02/13/2014	EUR	5,200	6,092
5.500% due 05/01/2013		$8,300	9,017
5.750% due 02/01/2018		16,900	18,555

Wells Fargo & Co.
0.763% due 08/01/2011	EUR	400	483

Westpac Banking Corp.
0.784% due 07/16/2014		$3,000	3,019

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		300	349

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		7,000	7,061

ZFS Finance USA Trust IV
5.875% due 05/09/2032		1,285	1,141

			1,569,116

INDUSTRIALS 3.6%

Altria Group, Inc.
4.125% due 09/11/2015		6,400	6,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amgen, Inc.
6.150% due 06/01/2018	$1,200	$1,423

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	21,500	22,539
5.375% due 01/15/2020	21,500	23,229

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,931
6.450% due 09/15/2037	2,400	2,925

Codelco, Inc.
6.150% due 10/24/2036	700	774

Comcast Corp.
5.875% due 02/15/2018	1,700	1,896
6.450% due 03/15/2037	1,700	1,848

CSC Holdings LLC
7.625% due 04/01/2011	7,000	7,210

Dell, Inc.
5.650% due 04/15/2018	11,200	12,489

El Paso Corp.
7.800% due 08/01/2031	900	895
7.875% due 06/15/2012	3,900	4,115
9.625% due 05/15/2012	800	854

Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	1,200	1,217
7.201% due 02/01/2020	894	931
7.343% due 04/11/2013	1,700	1,806
8.146% due 04/11/2018	6,700	7,345

International Business Machines Corp.
5.700% due 09/14/2017	2,400	2,795

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	24,000	25,977

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	1,500	1,683

Oracle Corp.
4.950% due 04/15/2013	13,100	14,343
5.750% due 04/15/2018	12,900	14,967

Petrobras International Finance Co.
7.875% due 03/15/2019	33,900	38,989

Roche Holdings, Inc.
7.000% due 03/01/2039	11,800	15,427

Rohm and Haas Co.
6.000% due 09/15/2017	3,700	4,044

Total Capital S.A.
4.450% due 06/24/2020	2,600	2,662

Union Pacific Corp.
5.700% due 08/15/2018	13,800	15,494

United Airlines, Inc.
8.030% due 07/01/2011 (a)	465	696

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,593

Vale Overseas Ltd.
5.625% due 09/15/2019	16,600	17,614
6.250% due 01/23/2017	1,300	1,420
6.875% due 11/21/2036	1,300	1,361

		264,023

UTILITIES 0.8%

AT&T, Inc.
4.950% due 01/15/2013	5,200	5,649
5.500% due 02/01/2018	5,200	5,764
6.300% due 01/15/2038	3,600	3,929

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	20,639

Entergy Gulf States, Inc.
5.700% due 06/01/2015	1,660	1,662

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Electric Power Corp.
5.125% due 04/23/2034	$90	$96

NGPL PipeCo LLC
6.514% due 12/15/2012	5,800	5,780

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,755

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	674

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,693

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,646

		61,287

Total Corporate Bonds & Notes (Cost $1,841,282)		1,894,426

CONVERTIBLE BONDS & NOTES 0.5%

Transocean, Inc.
1.500% due 12/15/2037	37,100	33,112

Total Convertible Bonds & Notes (Cost $34,464)		33,112

MUNICIPAL BONDS & NOTES 2.7%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (b)	8,600	8,693

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	5,100	5,448
7.550% due 04/01/2039	2,000	2,148

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	29,300	30,806

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,200	2,343

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	2,400	2,486

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	4,100	4,584

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	3,900	3,970

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,860

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	899

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	2,400	2,283
6.900% due 03/01/2035	1,000	967

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,129

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	771

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,877

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,100	8,887

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	$5,100	$5,144

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	6,500	6,799

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	15,900	15,881

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,902

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	29,868

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.762% due 06/15/2031	5,130	6,068

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	4,185	4,207

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,127
5.125% due 06/01/2046	655	421

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.817% due 02/15/2031	3,390	4,081

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.750% due 02/01/2027	2,575	3,081
9.849% due 10/01/2031	6,240	7,458

Total Municipal Bonds & Notes (Cost $176,351)		197,267

U.S. GOVERNMENT AGENCIES 16.1%

Fannie Mae
0.407% due 12/25/2036 - 07/25/2037	9,425	8,768

0.657% due 04/25/2037	6,033	5,998
0.697% due 03/25/2044	3,429	3,244
0.797% due 09/25/2035	11,431	11,297
1.125% due 07/30/2012	14,800	14,909
1.621% due 06/01/2043	2,873	2,893
1.634% due 07/01/2044	808	802
1.700% due 04/01/2035	5,053	5,175
1.750% due 05/07/2013 (i)	38,700	39,445
1.821% due 09/01/2040	19	19
2.557% due 01/01/2025	17	17
2.885% due 05/25/2035	671	702
3.000% due 09/01/2039	31	32
3.093% due 08/01/2035	3,255	3,326
3.145% due 11/01/2025	1	1
4.000% due 07/01/2040	83,000	84,089
4.063% due 10/01/2032	1,006	1,034
4.210% due 11/01/2035	184	190
4.500% due 07/01/2040 - 09/01/2040	174,000	179,901

4.680% due 12/01/2036	1,563	1,634
4.914% due 09/01/2034	1,427	1,482
5.000% due 02/25/2017 - 04/25/2033	3,443	3,735

5.062% due 09/01/2035	1,254	1,337
5.147% due 08/01/2035	1,405	1,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/01/2019 - 08/01/2040	$128,150	$138,000

6.000% due 09/01/2016 - 08/01/2040	450,418	490,130

6.000% due 12/01/2036 (i)	16,799	18,286
6.500% due 06/01/2029 - 07/01/2040	27,313	29,936

7.000% due 04/25/2023 - 06/01/2032	1,829	2,032

Federal Home Loan Bank
0.875% due 08/22/2012	2,300	2,304

Federal Housing Administration
7.430% due 01/25/2023	44	44

Freddie Mac
0.500% due 07/15/2019	5,122	5,107
0.650% due 05/15/2036	3,626	3,627
0.800% due 11/15/2030	20	20
0.850% due 09/15/2030	17	17
1.125% due 06/01/2011 - 07/27/2012	45,400	45,742

1.621% due 02/25/2045	481	486
2.985% due 07/01/2027	1	1
3.066% due 01/01/2028	1	1
3.138% due 07/01/2030	1	1
4.125% due 12/21/2012	1,200	1,296
5.500% due 10/01/2034 - 07/01/2040	2,190	2,354

6.000% due 07/01/2016 - 08/01/2040	46,574	50,444

6.500% due 03/01/2013 - 10/01/2037	430	468
7.000% due 06/15/2023	1,055	1,174
7.500% due 07/15/2030 - 03/01/2032	178	203

8.500% due 08/01/2024	10	11

Ginnie Mae
0.848% due 09/20/2030	14	14
0.950% due 02/16/2030	157	158
2.750% due 02/20/2032	331	338
3.125% due 10/20/2029 - 11/20/2029	144	148

3.375% due 02/20/2027	3	3
3.625% due 07/20/2030	6	7
4.375% due 04/20/2026 - 05/20/2030	65	67

5.500% due 04/15/2033 - 09/15/2033	318	347

6.000% due 07/01/2040	7,000	7,627
6.500% due 03/15/2031 - 04/15/2032	118	132

Small Business Administration
5.130% due 09/01/2023	52	56
6.030% due 02/01/2012	1,211	1,270
6.290% due 01/01/2021	111	120
6.344% due 08/01/2011	54	56
7.449% due 08/01/2010	3	3
7.500% due 04/01/2017	391	430

Total U.S. Government Agencies (Cost $1,129,148)		1,173,993

U.S. TREASURY OBLIGATIONS 30.6%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	10,510	10,687
2.000% due 01/15/2026	22,296	23,631
2.375% due 01/15/2025	14,456	16,073

U.S. Treasury Bonds
3.500% due 02/15/2039	2,000	1,863
4.250% due 05/15/2039	31,800	33,708
4.375% due 02/15/2038	4,200	4,552
4.375% due 11/15/2039	18,100	19,593
4.375% due 05/15/2040	37,900	41,098
4.625% due 02/15/2040	62,800	70,787
4.750% due 02/15/2037	6,900	7,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 02/15/2031	$7,500	$9,244
8.750% due 05/15/2020	16,300	24,381

U.S. Treasury Notes
0.625% due 06/30/2012	192,800	192,874
0.750% due 05/31/2012 (i)	152,300	152,788
1.125% due 06/15/2013	124,800	125,356
1.375% due 03/15/2013	22,000	22,292
1.375% due 05/15/2013	82,100	83,133
1.875% due 06/30/2015	61,600	61,874
2.125% due 05/31/2015	122,900	125,080
2.250% due 01/31/2015	1,500	1,538
2.375% due 02/28/2015	14,800	15,260
2.500% due 04/30/2015	21,900	22,689
2.500% due 06/30/2017	230,700	231,890
2.750% due 05/31/2017	148,700	151,964
2.750% due 02/15/2019	28,700	28,622
3.125% due 04/30/2017	143,600	150,219
3.250% due 03/31/2017	300	316
3.375% due 11/15/2019	50,400	52,255
3.500% due 05/15/2020 (h)(i)	335,500	351,543
3.625% due 08/15/2019	71,600	75,790
3.625% due 02/15/2020	111,800	118,255

Total U.S. Treasury Obligations (Cost $2,179,476)		2,227,295

MORTGAGE-BACKED SECURITIES 4.0%

American Home Mortgage Investment Trust
2.527% due 02/25/2045	1,904	1,718

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	77	77
5.451% due 01/15/2049	11,600	11,771
5.928% due 05/10/2045	6,400	6,791
5.935% due 02/10/2051	3,200	3,347

Banc of America Funding Corp.
2.926% due 05/25/2035	3,068	3,022

Banc of America Mortgage Securities, Inc.
2.956% due 05/25/2033	3,420	3,288
6.500% due 10/25/2031	463	466
6.500% due 09/25/2033	210	218

Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 04/25/2033	513	499
2.984% due 07/25/2034	2,678	2,389
3.359% due 11/25/2030	3	3
3.398% due 02/25/2033	76	69
3.398% due 11/25/2034	6,838	5,840
3.552% due 01/25/2034	1,190	1,159
4.069% due 11/25/2034	1,879	1,773
4.999% due 01/25/2035	1,963	1,983
5.676% due 02/25/2033	99	99

Bear Stearns Alt-A Trust
2.759% due 05/25/2035	4,432	3,434
4.539% due 09/25/2035	2,726	2,065

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	982
5.471% due 01/12/2045	2,800	2,903
5.700% due 06/11/2050	9,400	9,528
5.703% due 06/11/2050	8,600	9,164

Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	5,429	3,432
5.563% due 12/26/2046	3,226	2,133

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,107	1,014

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	3,000	2,921

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,900	4,791

Countrywide Alternative Loan Trust
0.527% due 05/25/2047	4,122	2,159

See Accompanying Notes	Semiannual Report	June 30, 2010	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	$7,773	$7,153
3.506% due 11/25/2034	4,495	3,840
5.250% due 02/20/2036	1,376	1,004
5.750% due 05/25/2033	75	75

Credit Suisse First Boston Mortgage Securities Corp.
4.824% due 06/25/2032	22	18

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	900	938

First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	139	101

First Horizon Asset Securities, Inc.
5.266% due 10/25/2035	8,760	6,908

First Nationwide Trust
6.750% due 08/21/2031	6	6

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	1,792	1,625
0.427% due 01/25/2047	2,140	2,000

Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	2,900	2,423

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	416
5.317% due 06/10/2036	915	979
5.444% due 03/10/2039	4,400	4,418

GS Mortgage Securities Corp. II
0.441% due 03/06/2020	7,049	6,826
5.396% due 08/10/2038	905	956

GSR Mortgage Loan Trust
2.943% due 09/25/2035	13,142	12,360
5.209% due 11/25/2035	5,502	5,179

Harborview Mortgage Loan Trust
0.438% due 01/19/2038	727	725
0.538% due 01/19/2038	10,244	5,443
0.568% due 05/19/2035	940	557
2.964% due 07/19/2035	3,824	3,012

Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	9	9

Indymac ARM Trust
2.463% due 01/25/2032	3	2

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	286	285

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	6,736
5.420% due 01/15/2049	20,956	20,529
5.882% due 02/15/2051	2,300	2,312

JPMorgan Mortgage Trust
5.017% due 02/25/2035	3,004	3,010
5.750% due 01/25/2036	3,298	2,890

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	5,500	5,276

Merrill Lynch Floating Trust
0.888% due 07/09/2021	12,197	11,267

Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	2,749	2,091

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	120	121

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	700	573
1.249% due 10/25/2035	1,325	1,107
2.361% due 04/25/2035	14,827	13,462

Morgan Stanley Capital I
0.410% due 10/15/2020	1,607	1,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.809% due 12/12/2049	$600	$623
6.075% due 06/11/2049	3,100	3,156

Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	2,200	2,311

Prime Mortgage Trust
0.747% due 02/25/2019	73	69
0.747% due 02/25/2034	531	482

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	381	391

Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030	1,178	1,221

Structured Adjustable Rate Mortgage Loan Trust
5.465% due 07/25/2035	1,119	1,001

Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	5,646	5,092
1.008% due 09/19/2032	106	91

Structured Asset Securities Corp.
2.238% due 07/25/2032	10	7
2.920% due 02/25/2032	14	13

SunTrust Adjustable Rate Mortgage Loan Trust
5.829% due 02/25/2037	12,043	9,347

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	2,878	2,771

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	8,092	6,857
0.440% due 09/15/2021	14,506	13,183
5.308% due 11/15/2048	2,000	2,075

WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	1,014	790
1.621% due 11/25/2042	482	416
1.821% due 08/25/2042	1,197	1,052

Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	5,365	4,765
4.886% due 01/25/2035	4,880	4,752
4.988% due 12/25/2034	3,387	3,440

Total Mortgage-Backed Securities (Cost $301,876)		291,032

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
0.397% due 12/25/2036	588	533

Ally Auto Receivables Trust
1.320% due 03/15/2012	5,445	5,458

Amortizing Residential Collateral Trust
0.617% due 06/25/2032	204	169

Asset-Backed Funding Certificates
0.407% due 01/25/2037	587	575

Bear Stearns Asset-Backed Securities Trust
0.423% due 10/25/2036	630	579
0.437% due 06/25/2047	1,444	1,364

Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	536	527
0.397% due 05/25/2047	571	556

Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	804	721

EMC Mortgage Loan Trust
0.717% due 05/25/2040	418	328

First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	1,251	1,222

Fremont Home Loan Trust
0.407% due 01/25/2037	853	719

HSBC Home Equity Loan Trust
0.638% due 01/20/2034	5,300	4,826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		$461	$418

JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047		2,983	2,148

Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		156	134

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		296	294

Morgan Stanley ABS Capital I
0.387% due 10/25/2036		258	255
0.397% due 10/25/2036		26	26

Nelnet Student Loan Trust
0.598% due 12/22/2016		4,202	4,191

Park Place Securities, Inc.
0.660% due 10/25/2034		1,216	1,174

SBI HELOC Trust
0.517% due 08/25/2036		292	284

Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037		3,247	2,409

SLM Student Loan Trust
0.316% due 10/25/2016		1,882	1,880
2.846% due 12/16/2019 (b)		1,900	1,900

Structured Asset Securities Corp.
0.397% due 10/25/2036		781	770
0.637% due 01/25/2033		57	52

Total Asset-Backed Securities (Cost $36,304)			33,512

SOVEREIGN ISSUES 1.4%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	5,200	$2,604

Canada Government Bond
2.000% due 12/01/2014	CAD	33,900	31,507
4.500% due 06/01/2015		4,900	5,068

Export-Import Bank of China
4.875% due 07/21/2015		$900	974

Export-Import Bank of Korea
4.125% due 09/09/2015		12,000	12,218
5.125% due 06/29/2020		3,600	3,632
5.875% due 01/14/2015		29,900	32,475

Mexico Government International Bond
6.050% due 01/11/2040		4,200	4,452

Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		5,000	5,026

South Africa Government International Bond
5.875% due 05/30/2022		500	534

Total Sovereign Issues (Cost $95,148)			98,490

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		316,000	2,133

Total Convertible Preferred Securities (Cost $988)			2,133

PREFERRED STOCKS 0.2%

Citigroup, Inc.
6.150% due 12/15/2012		203,996	3,333

DG Funding Trust
1.199% due 12/31/2049		1,239	9,648

Total Preferred Stocks (Cost $16,596)			12,981

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 29.6%

REPURCHASE AGREEMENTS 5.3%

Banc of America Securities LLC
0.010% due 07/01/2010	$378,000	$378,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $386,702. Repurchase proceeds are $378,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	5,469	5,469
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,581. Repurchase proceeds are $5,469.)

		383,469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.173% due 07/01/2010 - 08/26/2010 (c)(f)(g)(i)	$24,014	$ 24,009

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (g)(i)	987	987

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 24.0%
174,142,434	$1,743,862

Total Short-Term Instruments (Cost $2,152,118)	2,152,327

Total Investments 111.7% (Cost $7,974,167)	$8,126,185

Written Options (k) (0.3%) (Premiums $14,926)	(17,072)

Other Assets and Liabilities (Net) (11.4%)	(831,905)

Net Assets 100.0%	$7,277,208

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Portfolio.
(f)	Securities with an aggregate market value of $420 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(g)	Securities with an aggregate market value of $8,645 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $148,823 at a weighted average interest rate of 0.052%. On June 30, 2010, securities valued at $324,195 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $20,209 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,009	$2,776
90-Day Eurodollar March Futures	Long	03/2011	51	133
90-Day Eurodollar September Futures	Long	09/2010	3,695	357
U.S. Treasury 2-Year Note September Futures	Long	09/2010	6,298	5,936
U.S. Treasury 5-Year Note September Futures	Long	09/2010	414	685
U.S. Treasury 10-Year Note September Futures	Long	09/2010	6,336	14,407

				$24,294

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$2,500	$(36)	$0	$(36)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	30,700	(36)	0	(36)
Ally Financial, Inc.	JPM	3.250%	09/20/2012	4.405%	2,500	(56)	0	(56)
Ally Financial, Inc.	JPM	3.670%	09/20/2012	4.405%	2,500	(35)	0	(35)
Ally Financial, Inc.	JPM	3.750%	09/20/2012	4.405%	1,000	(12)	0	(12)
American International Group, Inc.	BCLY	1.670%	03/20/2013	3.156%	1,100	(41)	0	(41)
American International Group, Inc.	DUB	5.000%	12/20/2013	3.384%	9,700	503	(873)	1,376
American International Group, Inc.	JPM	5.000%	09/20/2016	3.833%	4,000	235	(340)	575
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.982%	5,300	(223)	(93)	(130)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.709%	3,900	(87)	0	(87)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.982%	2,600	(110)	(46)	(64)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.982%	2,600	(110)	(47)	(63)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	1,000	(16)	(15)	(1)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	8,200	(129)	(209)	80
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	6,600	(104)	(71)	(33)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	900	(14)	(12)	(2)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	10,900	(171)	(119)	(52)
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.342%	1,500	(24)	(15)	(9)
China Government International Bond	CSFB	1.000%	03/20/2015	0.876%	5,000	29	24	5
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	1,000	(1)	(6)	5

See Accompanying Notes	Semiannual Report	June 30, 2010	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	$500	$(1)	$(3)	$2
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	1,100	(1)	(6)	5
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	2,500	(3)	(14)	11
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	4.142%	2,500	3	0	3
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	4.142%	500	18	0	18
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	4.919%	500	2	(11)	13
France Government Bond	BOA	0.250%	03/20/2015	0.873%	2,200	(61)	(37)	(24)
France Government Bond	CITI	0.250%	03/20/2015	0.873%	2,000	(55)	(32)	(23)
France Government Bond	GSC	0.250%	03/20/2015	0.873%	2,200	(61)	(38)	(23)
France Government Bond	RBS	0.250%	03/20/2015	0.873%	1,900	(53)	(32)	(21)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	3,400	(4)	0	(4)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.721%	600	(2)	0	(2)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	800	(1)	(10)	9
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.721%	2,200	(8)	0	(8)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.757%	2,000	82	106	(24)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.721%	800	(2)	0	(2)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.733%	2,000	66	(98)	164
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.047%	5,000	319	0	319
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.721%	3,500	(4)	0	(4)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.721%	1,000	(3)	0	(3)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	1,600	(5)	0	(5)
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.757%	2,800	114	152	(38)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.030%	11,100	1,000	0	1,000
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	700	(3)	0	(3)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.733%	10,000	330	(500)	830
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.757%	1,000	(9)	(15)	6
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	1,200	7	14	(7)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	2,400	13	28	(15)
JSC Gazprom	JPM	0.970%	10/20/2012	2.537%	700	(23)	0	(23)
JSC Gazprom	JPM	1.020%	10/20/2012	2.537%	700	(22)	0	(22)
MetLife, Inc.	CITI	1.000%	06/20/2011	2.205%	2,000	(23)	(31)	8
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	5,500	(68)	(124)	56
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	3,600	(45)	(83)	38
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.385%	1,200	(26)	0	(26)
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.409%	400	(3)	0	(3)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.835%	1,000	2	0	2
Panama Government International Bond	JPM	1.250%	01/20/2017	1.405%	1,200	(4)	0	(4)
SLM Corp.	BCLY	5.000%	12/20/2013	5.754%	2,000	(42)	(270)	228
SLM Corp.	CITI	5.000%	12/20/2013	5.754%	2,700	(57)	(385)	328
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.698%	600	8	4	4
United Kingdom Gilt	CSFB	1.000%	03/20/2015	0.719%	9,700	126	23	103
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	2,800	37	20	17
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%	600	8	4	4
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	10,700	139	47	92
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	900	12	7	5
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	31,100	404	120	284
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.765%	4,500	12	30	(18)
Wells Fargo & Co.	DUB	1.520%	03/20/2013	0.966%	2,700	41	0	41

						$1,716	$(2,955)	$4,671

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$2,600	$241	$259	$(18)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	22,000	2,291	2,845	(554)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	2,400	250	318	(68)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	6,200	646	815	(169)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	42	50	(8)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	15,300	1,594	1,919	(325)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,155	(160)	0	(160)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,659	(38)	0	(38)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	401	0	401
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	92	0	92
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	146	0	146
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,590	521	0	521
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,341	312	0	312
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	12	0	12
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,051	29	0	29
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	43	0	43
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,690	43	0	43

					$6,411	$6,206	$205

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$392	$(6)	$398
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	55	0	55
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	80	0	80
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	(288)	(422)	134
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(3)	0	(3)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(2)	0	(2)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(4)	0	(4)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	4	5	(1)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	30	20	10
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	20	27	(7)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	43	51	(8)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	42	39	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	77	88	(11)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	(12)	0	(12)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	(6)	0	(6)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	(17)	(20)	3
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	8	9	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	287	0	287
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	12	11	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	528	(160)	688
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	498	(12)	510
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	58	8	50
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	199	17	182
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	20	1	19
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	2	(9)	11
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	112	19	93
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	121	47	74
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		73,100	67	98	(31)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	29	0	29
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	32	(28)	60
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	27	18	9
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	20	14	6
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	289	192	97
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	428	(53)	481
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	230	169	61
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	136	69	67
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	192	123	69
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	404	80	324
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	17	0	17
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	56	(2)	58
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	32	17	15
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	656	155	501
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	361	59	302
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	346	229	117
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	289	0	289
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	88,800	(275)	20	(295)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$44,500	647	510	137
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		211,400	3,075	2,410	665
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		20,200	1,910	1,093	817
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		12,000	1,135	789	346
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		32,700	1,015	431	584
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		10,900	338	130	208
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		7,700	239	89	150
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		10,900	338	130	208
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		5,100	158	25	133
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		5,100	158	24	134
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		5,300	503	208	295
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		4,200	398	178	220
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		7,300	693	468	225

See Accompanying Notes	Semiannual Report	June 30, 2010	15

Schedule of Investments  Total Return Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		$23,900	$2,268	$1,358	$910
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		36,900	2,596	2,178	418
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	50,300	875	0	875
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	207,400	608	91	517

							$22,546	$10,985	$11,561

(k)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/27/2010	184	$112	$723
Call - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/27/2010	86	54	266
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	106	63	180
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	378	238	17
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	106	94	13

				$561	$1,199

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$106,400	$610	$2,487
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	100,800	333	3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,600	42	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	55,000	457	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	49	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,000	101	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	89,800	374	2,099
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	106,100	1,017	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	54,100	246	1,265
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	43,800	217	1,760
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	96,500	484	3
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,400	14	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,700	51	273
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	25,900	225	1,041
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	25,900	98	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,700	130	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,700	115	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	160,100	1,057	56
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	69,200	206	1,618
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	69,200	299	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	194	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,700	379	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	29,500	269	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	47,000	367	1,888
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	47,000	240	1
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	56,000	534	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,500	104	400
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,500	124	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	14
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	21,000	142	844
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	21,000	120	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,600	60	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	42,000	341	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	191,000	1,465	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	87,000	697	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	302,200	1,935	106

							$13,301	$13,864

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	4,800	$10	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		4,800	31	46
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$5,300	7	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		5,300	14	5

							$62	$53

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$61,500	$556	$1,381

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$153
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	374
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	48

						$446	$575

Transactions in written call and put options for the period ended June 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2009	3,141	$1,553,600	EUR	10,300	$15,679
Sales	6,377	2,491,500		9,600	17,887
Closing Buys	(7,668)	(1,590,000)		(10,300)	(16,606)
Expirations	0	(126,600)		0	(946)
Exercised	(990)	(153,000)		0	(1,088)

Balance at 06/30/2010	860	$2,175,500	EUR	9,600	$14,926

(l)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$35,000	$37,674	$37,964

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	9,335	07/2010	JPM	$0	$(270)	$(270)
Buy	BRL	51,238	08/2010	HSBC	61	0	61
Sell	CAD	30,205	07/2010	UBS	1,659	0	1,659
Buy	CNY	5,298	08/2010	BCLY	0	(17)	(17)
Buy		6,678	08/2010	DUB	0	(21)	(21)
Buy		22,096	08/2010	HSBC	1	(36)	(35)
Buy		124,401	08/2010	JPM	2	(162)	(160)
Buy		23,358	08/2010	MSC	0	(19)	(19)
Buy		6,733	11/2010	BCLY	0	(20)	(20)
Buy		10,905	11/2010	CITI	0	(33)	(33)
Buy		28,134	11/2010	DUB	0	(91)	(91)
Buy		11,090	11/2010	MSC	0	(38)	(38)
Buy	EUR	2,660	07/2010	BCLY	0	(42)	(42)
Sell		107,535	07/2010	BCLY	12,436	0	12,436
Sell		47,449	07/2010	BNP	5,108	0	5,108
Buy		1,849	07/2010	CITI	26	0	26
Sell		27,630	07/2010	CITI	136	0	136
Buy		803	07/2010	CSFB	18	0	18
Sell		1,001	07/2010	CSFB	117	0	117
Buy		833	07/2010	DUB	22	0	22
Buy		508	07/2010	HSBC	14	0	14
Buy		1,515	07/2010	MSC	35	0	35
Buy		819	07/2010	RBS	3	(5)	(2)
Sell		11,847	07/2010	RBS	138	0	138
Buy		85,159	08/2010	CITI	0	(968)	(968)
Sell	GBP	18,946	09/2010	BOA	0	(228)	(228)
Buy	IDR	6,000,300	10/2010	BOA	62	0	62
Buy		42,121,043	10/2010	CITI	404	0	404
Buy		6,000,300	10/2010	RBS	62	0	62
Buy		12,317,292	10/2010	UBS	98	0	98
Buy		6,743,370	11/2010	BCLY	37	0	37
Buy		6,616,400	11/2010	CITI	33	0	33
Buy		3,093,030	11/2010	DUB	8	0	8
Buy		6,213,800	11/2010	HSBC	23	0	23
Sell	JPY	4,110,406	07/2010	BOA	0	(1,601)	(1,601)
Buy	KRW	1,194,409	07/2010	BCLY	2	(22)	(20)
Buy		660,390	07/2010	CITI	0	(10)	(10)

See Accompanying Notes	Semiannual Report	June 30, 2010	17

Schedule of Investments  Total Return Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	1,041,038	07/2010	DUB	$0	$(26)	$(26)
Sell		2,338,200	07/2010	HSBC	0	(22)	(22)
Buy		864,818	07/2010	MSC	0	(24)	(24)
Sell		1,723,205	07/2010	MSC	0	(19)	(19)
Buy		300,750	07/2010	RBS	0	(2)	(2)
Buy		5,464,430	08/2010	BCLY	0	(122)	(122)
Buy		2,070,038	08/2010	MSC	0	(67)	(67)
Buy		1,637,294	11/2010	BCLY	0	(59)	(59)
Sell		669,409	11/2010	BCLY	8	(2)	6
Buy		844,250	11/2010	BOA	0	(26)	(26)
Buy		4,010,645	11/2010	CITI	0	(174)	(174)
Sell		9,133,790	11/2010	CITI	10	(59)	(49)
Buy		674,308	11/2010	DUB	0	(30)	(30)
Buy		351,900	11/2010	GSC	0	(13)	(13)
Buy		5,278,478	11/2010	JPM	0	(324)	(324)
Sell		3,429,750	11/2010	JPM	0	(24)	(24)
Buy		1,481,020	11/2010	MSC	0	(81)	(81)
Sell		300,750	11/2010	RBS	2	0	2
Buy	MXN	1,770	09/2010	DUB	0	(3)	(3)
Buy		65,079	09/2010	UBS	0	(49)	(49)
Buy	MYR	11,599	10/2010	BCLY	152	0	152
Buy		1,372	10/2010	BOA	22	0	22
Buy		11,279	10/2010	CITI	111	0	111
Buy		5,813	10/2010	DUB	9	(1)	8
Buy	PHP	4,055	11/2010	BCLY	0	(1)	(1)
Buy		13,087	11/2010	CITI	0	(4)	(4)
Buy		3,880	11/2010	DUB	0	(1)	(1)
Buy	SGD	1,332	09/2010	BCLY	1	0	1
Buy		990	09/2010	CITI	4	0	4
Sell		3,174	09/2010	DUB	1	0	1
Buy		852	09/2010	GSC	4	0	4
Buy	TWD	42,784	10/2010	BCLY	0	(41)	(41)
Buy		7,676	10/2010	CITI	0	(4)	(4)
Buy		34,089	10/2010	DUB	0	(32)	(32)
Buy		18,059	01/2011	DUB	0	(11)	(11)
Buy		11,057	01/2011	JPM	0	(1)	(1)
Buy		17,020	01/2011	MSC	0	(4)	(4)
Buy		9,218	01/2011	UBS	0	0	0

					$20,829	$(4,809)	$16,020

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$9,617	$0	$9,617
Corporate Bonds & Notes	0	1,894,426	0	1,894,426
Convertible Bonds & Notes	0	33,112	0	33,112
Municipal Bonds & Notes	0	197,267	0	197,267
U.S. Government Agencies	0	1,173,949	44	1,173,993
U.S. Treasury Obligations	0	2,227,295	0	2,227,295
Mortgage-Backed Securities	0	291,032	0	291,032
Asset-Backed Securities	1,900	31,612	0	33,512
Sovereign Issues	0	98,490	0	98,490
Convertible Preferred Securities	0	2,133	0	2,133
Preferred Stocks	0	3,333	9,648	12,981
Short-Term Instruments	1,743,862	408,465	0	2,152,327

Investments, at value	$1,745,762	$6,370,731	$9,692	$8,126,185
Short Sales, at value	$0	$(37,964)	$0	$(37,964)
Financial Derivative Instruments (3)	$24,294	$16,013	$(628)	$39,679

Totals	$1,770,056	$6,348,780	$9,064	$8,127,900

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category (2)	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$33,521	$0	$0	$0	$944	$0	$(34,465)	$0	$0
U.S. Government Agencies	45	(1)	0	0	0	0	0	44	0
Preferred Stocks	10,994	0	0	0	(1,346)	0	0	9,648	(1,346)

Investments, at value	$44,560	$(1)	$0	$0	$(402)	$0	$(34,465)	$9,692	$ (1,346)
Financial Derivative Instruments (3)	$0	$(509)	$0	$0	$(119)	$0	$0	$(628)	$(119)

Totals	$44,560	$(510)	$0	$0	$(521)	$0	$(34,465)	$9,064	$(1,465)

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$64	$0	$0	$0	$0	$64
Unrealized appreciation on foreign currency contracts	0	20,829	0	0	0	20,829
Unrealized appreciation on swap agreements	11,942	0	7,230	0	0	19,172

	$12,006	$20,829	$7,230	$0	$0	$40,065

Liabilities:
Written options outstanding	$15,638	$1,381	$53	$0	$0	$17,072
Variation margin payable	162	0	0	0	0	162
Unrealized depreciation on foreign currency contracts	0	4,809	0	0	0	4,809
Unrealized depreciation on swap agreements	381	0	2,354	0	0	2,735

	$16,181	$6,190	$2,407	$0	$0	$24,778

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$109,237	$1,156	$4,654	$0	$0	$115,047
Net realized gain on foreign currency transactions	0	12,450	0	0	0	12,450

	$109,237	$13,606	$4,654	$0	$0	$127,497

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$27,181	$(828)	$(3,244)	$0	$0	$23,109
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	11,466	0	0	0	11,466

	$27,181	$10,638	$(3,244)	$0	$0	$34,575

(1)	See note 4 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,294 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2010	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the

20	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Portfolio.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Portfolio’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a

Semiannual Report	June 30, 2010	21

Notes to Financial Statements  (Cont.)

bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases,

22	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(i) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A

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Notes to Financial Statements  (Cont.)

floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

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June 30, 2010 (Unaudited)

representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which the Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread)

between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Notes to Financial Statements  (Cont.)

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolio has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Portfolio had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services

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June 30, 2010 (Unaudited)

to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2010, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,661	$0

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of PIMCO funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended June 30, 2010 (amounts in thousands):

Market Value 12/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 06/30/2010	Dividend Income	Net Capital and Realized (Loss)
$ 1,505,402	$ 1,416,582	$ 1,178,500	$ 209	$ 1,743,862	$ 2,582	$ (140)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,743,303	$7,077,847	$4,275,172	$3,540,203

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Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2010		Year Ended 12/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,871	$31,711	11,866	$128,704
Administrative Class	129,888	1,436,160	227,626	2,454,875
Advisor Class	14,943	165,381	15,039	161,558
Issued as reinvestment of distributions
Institutional Class	275	3,049	1,544	16,694
Administrative Class	6,475	71,822	35,313	381,833
Advisor Class	274	3,037	1,142	12,380
Cost of shares redeemed
Institutional Class	(3,037)	(33,522)	(6,450)	(68,374)
Administrative Class	(59,187)	(655,718)	(141,746)	(1,508,380)
Advisor Class	(2,965)	(32,844)	(4,441)	(47,668)
Net increase resulting from Portfolio share transactions	89,537	$989,076	139,893	$1,531,622

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	94
Administrative Class	4	49
Advisor Class	7	81

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

28	PIMCO Variable Insurance Trust

June 30, 2010 (Unaudited)

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$220,089		$(68,071)	$152,018

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2010	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	FSB	Federal Savings Bank	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

30	PIMCO Variable Insurance Trust

Privacy Policy

(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolio or its Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio shares may include, for example, a shareholder’s participation in the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2010	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS71 SAR 063010

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants. The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 18, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 18, 2010